                                      Registration Numbers 333-152189/ 811-21262
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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549


                                 ------------
                                    FORM N-4





           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                      POST-EFFECTIVE AMENDMENT NO. 5
                                    AND
         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                             AMENDMENT NO. 154



          METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                                  (Registrant)


                                 ------------
                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                                  (Depositor)


            1300 HALL BOULEVARD, BLOOMFIELD, CONNECTICUT 06002-2910
              (Address of Depositor's Principal Executive Offices)
       Depositor's Telephone Number, including area code: (860) 656-3000



                                 ------------
                              RICARDO A. ANZALDUA
                            EXECUTIVE VICE PRESIDENT

                                GENERAL COUNSEL
                    METLIFE INSURANCE COMPANY OF CONNECTICUT
            1300 HALL BOULEVARD, BLOOMFIELD, CONNECTICUT 06002-2910
                    (Name and Address of Agent for Service)


                                 ------------
                                   Copies to:
Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box):


[ ] immediately upon filing pursuant to paragraph (b) of Rule 485.

[X] on April 29, 2013 pursuant to paragraph (b) of Rule 485.

[ ] days after filing pursuant to paragraph (a)(1) of Rule 485.

[ ] pursuant to paragraph (a)(1) of Rule 485.


If appropriate, check the following box:

[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Allocated and Unallocated Group Variable Annuity Contracts
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


                               UNIVERSAL ANNUITY
This prospectus describes Universal Annuity, a flexible premium variable annuity contract (the "Contract") issued by MetLife Insurance Company of Connecticut (the "Company, "Our" "Us" or "We"). The Contract is not available to new purchasers. Current Contract Owners may make additional Purchase Payments.

The Contract's value will vary daily to reflect the investment experience of the Funding Options (referred to as "Subaccounts" in Your Contract available through MetLife of CT Separate Account Eleven for Variable Annuities) You select and, subject to availability, the interest credited to the Fixed (Flexible Annuity) Account. The Funding Options available for all Contracts are:

  FIDELITY(R) VARIABLE INSURANCE PRODUCTS
  Contrafund(R) Portfolio-- Service Class 2
  Equity-Income Portfolio-- Initial Class
  Mid Cap Portfolio-- Service Class 2
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST-- CLASS 2
  Templeton Developing Markets Securities Fund
  Templeton Foreign Securities Fund
JANUS ASPEN SERIES-- SERVICE SHARES
  Overseas Portfolio
LEGG MASON PARTNERS VARIABLE EQUITY TRUST

  ClearBridge Variable Aggressive Growth Portfolio-- Class I ClearBridge Variable All Cap Value Portfolio-- Class I ClearBridge Variable Appreciation Portfolio-- Class I ClearBridge Variable Large Cap Growth Portfolio-- Class I ClearBridge Variable Large Cap Value Portfolio-- Class I ClearBridge Variable Small Cap Growth Portfolio-- Class I

  Legg Mason Investment Counsel Variable Social Awareness Portfolio MET INVESTORS SERIES TRUST
  BlackRock High Yield Portfolio-- Class A
  BlackRock Large Cap Core Portfolio-- Class E
  Clarion Global Real Estate Portfolio-- Class A

  Harris Oakmark International Portfolio-- Class A
  Invesco Comstock Portfolio-- Class B

  Invesco Small Cap Growth Portfolio-- Class A
  Janus Forty Portfolio-- Class A

  JPMorgan Small Cap Value Portfolio-- Class A

  Loomis Sayles Global Markets Portfolio-- Class A
  Lord Abbett Bond Debenture Portfolio-- Class A
  MetLife Aggressive Strategy Portfolio-- Class B
  MFS(R) Research International Portfolio-- Class B


  Oppenheimer Global Equity Portfolio-- Class A

  PIMCO Inflation Protected Bond Portfolio-- Class A
  PIMCO Total Return Portfolio-- Class B
  Pioneer Fund Portfolio-- Class A
  Pioneer Strategic Income Portfolio-- Class A
  SSgA Growth and Income ETF Portfolio-- Class B
  SSgA Growth ETF Portfolio-- Class B
  T. Rowe Price Large Cap Value Portfolio-- Class B

  Third Avenue Small Cap Value Portfolio-- Class B

METROPOLITAN SERIES FUND

  Barclays Aggregate Bond Index Portfolio-- Class A
  BlackRock Bond Income Portfolio-- Class A
  BlackRock Capital Appreciation Portfolio-- Class A

  BlackRock Diversified Portfolio-- Class A

  BlackRock Money Market Portfolio-- Class A
  Frontier Mid Cap Growth Portfolio-- Class D

  Jennison Growth Portfolio-- Class A
  MetLife Conservative Allocation Portfolio-- Class B
  MetLife Conservative to Moderate Allocation Portfolio-- Class B
  MetLife Moderate Allocation Portfolio-- Class B
  MetLife Moderate to Aggressive Allocation Portfolio-- Class B
  MetLife Stock Index Portfolio-- Class A
  MFS(R) Total Return Portfolio-- Class F
  MFS(R) Value Portfolio-- Class A
  MSCI EAFE(R) Index Portfolio-- Class A

  Neuberger Berman Genesis Portfolio-- Class A

  Russell 2000(R) Index Portfolio-- Class A
  T. Rowe Price Small Cap Growth Portfolio-- Class B
  Western Asset Management U.S. Government Portfolio-- Class A

Certain Funding Options have been subject to a change. Please see "Appendix B
      -- Additional Information Regarding the Underlying Funds."
The Contract, certain Contract features and/or some of the Funding Options may not be available in all states.



This prospectus sets forth the information that You should know before investing in the Contract. This prospectus should be kept for future reference. You can receive additional information about Your Contract by requesting a Statement of Additional Information ("SAI") dated April 29, 2013. We filed the SAI with the Securities and Exchange Commission ("SEC") and it is incorporated by reference into this prospectus. To request a copy, write to Us at 4700 Westown Parkway, Ste. 200, West Des Moines, IA 50266, call 1-800-233-3591, or access the SEC's website (http://www.sec.gov). See Appendix D for the SAI's table of contents.


NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED THESE SECURITIES OR THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

VARIABLE ANNUITY CONTRACTS ARE NOT DEPOSITS OF ANY BANK, AND ARE NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.



                        PROSPECTUS DATED: APRIL 29, 2013

                              TABLE OF CONTENTS




                                                                PAGE
                                                               -----
Glossary......................................................    3
Summary.......................................................    5
Fee Table.....................................................    8
Condensed Financial Information...............................   11
The Annuity Contract and Your Retirement Plan.................   12
  403(b) Plan Terminations....................................   12
The Annuity Contract..........................................   12
  Civil Unions................................................   13
  Contract Owner Inquiries....................................   13
  Purchase Payments...........................................   13
  Purchase Payments-- Section 403(b) Plans....................   14
  Accumulation Units..........................................   14
  The Funding Options.........................................   14
  Underlying Funds Which Are Fund of Funds....................   20
Fixed Account.................................................   20
Charges and Deductions........................................   20
  General.....................................................   20
  Withdrawal Charge...........................................   21
  Free Withdrawal Allowance...................................   22
  Contract Administrative Charge..............................   22
  Mortality and Expense Risk Charge...........................   23
  Funding Option Expenses.....................................   23
  Variable Liquidity Benefit Charge...........................   23
  Premium Tax.................................................   23
  Changes in Taxes Based upon Premium or Value................   23
  TPA Administrative Charges..................................   23
Transfers.....................................................   23
  Restrictions on Transfers...................................   24
  Dollar Cost Averaging.......................................   25
Access to Your Money..........................................   26
  Systematic Withdrawals......................................   26
Ownership Provisions..........................................   27
  Types of Ownership..........................................   27
  Contract Owner..............................................   27
  Beneficiary.................................................   27
  Abandoned Property Requirements.............................   27
  Annuitant...................................................   28
Death Benefit.................................................   28
  Death Proceeds before the Maturity Date.....................   28
  Payment of Proceeds.........................................   28
  Beneficiary Contract Continuance (not permitted for
    non-natural Beneficiaries)................................   30
  Planned Death Benefit.......................................   30
  Death Proceeds after the Maturity Date......................   30
  Total Control Account.......................................   30
The Annuity Period............................................   31
  Maturity Date...............................................   31
  Allocation of Annuity.......................................   31
  Variable Annuity............................................   31
  Fixed Annuity...............................................   32
Payment Options...............................................   32
  Election of Options.........................................   32
  Annuity Options.............................................   32
  Variable Liquidity Benefit..................................   33


                                                                PAGE
                                                               -----
Miscellaneous Contract Provisions.............................   34
  Right to Return.............................................   34
  Termination of Allocated Contracts..........................   34
  Termination of Group Contract or Account....................   34
  Distribution from One Account to Another Account............   35
  Change of Contract..........................................   35
  Required Reports............................................   36
  Assignment..................................................   36
  Suspension of Payments......................................   36
  Misstatement................................................   36
  Funding Options.............................................   36
The Separate Account..........................................   37
  Performance Information.....................................   37
Federal Tax Considerations....................................   38
  General.....................................................   38
  Systematic Withdrawal Program for Substantially Equal
    Periodic Payments (SEPP) and Income Options...............   39
  Separate Account Charges....................................   40
  Qualified Contracts- Generally..............................   40
  Tax Sheltered Annuities (ERISA and non-ERISA) -
    403(b)....................................................   42
  Individual Retirement Annuities ("IRAs")....................   44
  Traditional IRA Annuities...................................   45
  Roth IRA Annuities..........................................   46
  SEPs Annuities..............................................   47
  457(b) Plans................................................   48
  403(a)......................................................   49
  KEOGH.......................................................   49
  401(k)......................................................   49
  Non-Qualified Annuities.....................................   49
  Puerto Rico Tax Considerations..............................   52
Other Information.............................................   55
  The Insurance Company.......................................   55
  Financial Statements........................................   55
  Distribution of the Contracts...............................   55
  Conformity with State and Federal Laws......................   58
  Voting Rights...............................................   58
  Contract Modification.......................................   58
  Postponement of Payment (the "Emergency
    Procedure")...............................................   58
  Restrictions on Financial Transactions......................   58
  Legal Proceedings...........................................   59
Appendix A: Condensed Financial Information for MetLife
  of CT Separate Account Eleven for Variable Annuities........  A-1
Appendix B: Additional Information Regarding the
  Underlying Funds............................................  B-1
Appendix C: Portfolio Legal and Marketing Names...............  C-1
Appendix D: Contents of The Statement of Additional
  Information.................................................  D-1
Appendix E: What You Need To Know If You Are A Texas
  Optional Retirement Program Participant.....................  E-1
Appendix F: The Fixed Account.................................  F-1
Appendix G: Premium Tax Table.................................  G-1

                                    GLOSSARY

ACCUMULATION PERIOD -- the period before the commencement of Annuity Payments.

ACCUMULATION UNIT -- an accounting unit of measure used to calculate Contract Values before Annuity Payments begin.

ANNUITANT -- a person on whose life the Maturity Date depends, and Annuity Payments are made.

ANNUITY -- payment of income for a stated period or amount.

ANNUITY PAYMENTS -- a series of periodic payments (i) for life; (ii) for life with a minimum number of payments; (iii) for the joint lifetime of the Annuitant and another person, and thereafter during the lifetime of the survivor; or (iv) for a fixed period.

ANNUITY PERIOD -- the period following commencement of Annuity Payments.

ANNUITY UNIT -- an accounting unit of measure used to calculate the amount of Annuity Payments.

BENEFICIARY(IES) -- the person(s) or trustee designated to receive any remaining contractual benefits in the event of a Participant's, Annuitant's or Contract Owner's death, as applicable.

CASH SURRENDER VALUE -- the Contract Value less any amounts deducted upon a withdrawal or surrender, outstanding loans, if available under the Contract, any applicable Premium Taxes or other surrender charges not previously deducted.

CERTIFICATE -- (if applicable), the document issued to Participants under a master group Contract. Any reference in this prospectus to the Contract includes the underlying Certificate.

CODE -- the Internal Revenue Code of 1986, as amended, and all related laws and regulations that are in effect during the term of this Contract.

COMPANY (WE, US, OUR) -- MetLife Insurance Company of Connecticut.

CONTRACT -- for convenience, means the Contract or Certificate, (if applicable). For example, Contract Year also means Certificate Year.

CONTRACT DATE -- the date on which the Contract is issued. For certain group Contracts, it is the date on which the Contract becomes effective, as shown on the specifications page of the Contract.

CONTRACT OWNER -- the person named in the Contract (on the specifications page). For certain group Contracts, the Contract Owner is the trustee or other entity which owns the Contract.

CONTRACT VALUE/ACCOUNT VALUE/CASH VALUE -- the value of the Accumulation Units in Your Account (or a Participant's Individual Account, if applicable) less any reductions for administrative charges, (hereinafter referred to in the prospectus as Contract Value).

CONTRACT YEAR -- twelve month periods beginning with the Contract Date, or any anniversary thereof.

DUE PROOF OF DEATH -- (i) a copy of a certified death certificate; (ii) a copy of a certified decree of a court of competent jurisdiction as to the finding of death; (iii) a written statement by a medical doctor who attended the deceased; or (iv) any other proof satisfactory to Us.

ERISA -- The Employee Retirement Income Security Act of 1974, as amended, and all related laws and regulations which are in effect during the term of this Contract.

EXCESS PLAN CONTRIBUTIONS-- Plan contributions including excess deferrals, excess contributions, excess aggregate contributions, excess annual additions, and excess nondeductible contributions that require correction by the Plan Administrator.

FIXED ACCOUNT -- an account that consists of all of the assets under the Contract other than those in the Separate Account. The Fixed Account is part of the general assets of the Company.

FIXED ANNUITY -- an Annuity payout option with payments which remain fixed as to dollar amount throughout the payment period and which do not vary with the investment experience of a Separate Account.

FUNDING OPTIONS -- the variable investment options to which Purchase Payments under the Contract may be allocated.

GOOD ORDER -- A request or transaction generally is considered in "Good Order" if it complies with Our administrative procedures and the required information is complete and accurate. A request or transaction may be rejected or delayed if not in Good Order. If You have any questions, You should contact Us or Your sales representative before submitting the form or request.

HOME OFFICE -- the Home Office of MetLife Insurance Company of Connecticut, 1300 Hall Boulevard, Bloomfield, CT 06002-2910, or any other office that We may designate for the purpose of administering this Contract. The office that administers Your Contract is located at 4700 Westown Parkway, Ste. 200
West Des Moines, Iowa 50266.

INDIVIDUAL ACCOUNT -- an account which Accumulation Units are credited to a Participant or Beneficiary under the Contract.

MATURITY DATE/ANNUITY COMMENCEMENT DATE -- the date on which the Annuity Payments are to begin, (hereinafter referred to in the prospectus as Maturity
Date).

PARTICIPANT-- an individual participating under a group Contract or an eligible person who is a member in the Plan.

PAYMENT OPTION -- an Annuity or income option elected under Your Contract.

PLAN -- for a group Contract, the Plan or the arrangement used in a retirement Plan or program whereby the Purchase Payments and any gains are intended to qualify under Sections 401, 403(b) or 457 of the Code.

PREMIUM TAX -- the amount of tax, if any, charged by the state or municipality.

PURCHASE PAYMENTS -- the premium payment(s) applied to the Contract, less any Premium Taxes, (if applicable).

QUALIFIED CONTRACT -- a Contract used in a retirement Plan or program that is intended to qualify under Sections 401, 403, 408, 414(d) or 457 of the Code.

SEPARATE ACCOUNT -- a segregated account, the assets of which are invested solely in the Underlying Funds. The assets of the Separate Account are held exclusively for the benefit of Contract Owners.

SUBACCOUNT -- that portion of the assets of a Separate Account that is allocated to a particular Underlying Fund.

THIRD PARTY ADMINISTRATOR ("TPA") -- an entity that has separately contracted with the Contract Owner to provide administrative and/or distribution services for the Plan.

UNDERLYING FUND -- a portfolio of an open-end management investment company that is registered with the Securities and Exchange Commission ("SEC") in which the Subaccounts invest.

VALUATION DATE -- a day on which the New York Stock Exchange ("NYSE") is open for business. The value of each Subaccount is determined as of the close of the NYSE on such days.

VALUATION PERIOD -- the period between the end of one Valuation Date and the end of the next Valuation Date.

VARIABLE ANNUITY -- an Annuity payout option providing for payments varying in amount in accordance with the investment experience of the assets held in the underlying securities of the Separate Account.

WRITTEN REQUEST -- written instructions or information sent to Us in a form and content satisfactory to Us and received in Good Order at Our Home Office.

YOU, YOUR -- "You", depending on the context, may be the Certificate holder, the Participant or the Contract Owner and a natural person, a trust established for the benefit of a natural person or a charitable remainder trust, or a Plan (or the employer purchaser who has purchased the Contract on behalf of the Plan). In connection with a 403(b) plan termination, as of the date of the Contract or cash distribution under such Plan termination, "You" means the Participant who has received such Contract or cash distribution.

YOUR ACCOUNT-- Accumulation Units credited to You under this Contract.

                                    SUMMARY:
                               UNIVERSAL ANNUITY
THIS SUMMARY DETAILS SOME OF THE MORE IMPORTANT POINTS THAT YOU SHOULD KNOW AND CONSIDER BEFORE PURCHASING THE CONTRACT. PLEASE READ THE ENTIRE PROSPECTUS CAREFULLY.

CAN YOU GIVE ME A GENERAL DESCRIPTION OF THE CONTRACT? We designed the Contract for retirement savings or other long-term investment purposes. The Contract provides a death benefit as well as guaranteed payout options. You direct Your payment(s) to one or more of the Funding Options and/or to the Fixed Account, sometimes called the Flexible Annuity Account, that is part of the general account (the "Fixed Account"). We guarantee money directed to the Fixed Account as to principal and interest. The Funding Options fluctuate with the investment performance of the Underlying Funds and are not guaranteed. You can also lose money in the Funding Options.

The Contract, like all deferred Variable Annuity contracts, has two phases: the accumulation phase and the payout phase (Annuity Period). During the accumulation phase generally, under a Qualified Contract, Your pre-tax contributions accumulate on a tax-deferred basis and are taxed as income when You make a withdrawal, presumably when You are in a lower tax bracket. During the accumulation phase, under a non-qualified Contract, earnings on Your after-tax contributions accumulate on a tax-deferred basis and are taxed as income when You make a withdrawal. The payout phase occurs when You begin receiving payments from Your Contract. The amount of money You accumulate in Your Contract determines the amount of income (Annuity Payments) You receive during the payout phase.

During the payout phase, You may choose one of a number of Annuity or income options. You may receive income payments in the form of a Variable Annuity, a Fixed Annuity or a combination of both. If You elect Variable income or Annuity Payments, the dollar amount of Your payments may increase or decrease. Once You choose one of the Annuity options or income options and begin to receive payments, it cannot be changed.

WHO CAN PURCHASE THIS CONTRACT? The Contract is currently available for use in connection with (1) individual non-qualified purchases; (2) rollovers from individual retirement annuities; (3) rollovers from other qualified retirement Plans; and (4) Beneficiary-directed transfers of death proceeds from another contract. Qualified Contracts include Contracts qualifying under Section 401(a), 403(b), 408(b) or 457 of the Code. Purchase of this Contract through a Plan does not provide any additional tax deferral benefits beyond those provided by the Plan. Accordingly, if You are purchasing this Contract through a Plan, You should consider purchasing the Contract for its death benefit, Annuity option benefits or other non-tax related benefits.

You may purchase a Qualified Contract with an initial payment of at least $20, except in the case of an individual retirement plan ("IRA"), for which the minimum initial payment is $1,000. Under a Qualified Contract, You may make additional payments of at least $20. For non-qualified Contracts, the minimum initial Purchase Payment is $1,000, and $100 thereafter. No additional payments are allowed if the Contract is purchased with a Beneficiary-directed transfer of death proceeds.

The Contract is available for purchase to owners and Annuitants age 80 or under as of the Contract Date. If this Contract is purchased through a qualified Plan, the maximum age is 70 1/2.

CAN I EXCHANGE MY CURRENT ANNUITY CONTRACT FOR THIS CONTRACT? The Code generally permits You to exchange one Annuity contract for another in a "tax-free exchange." Therefore, You can transfer the proceeds from another Annuity contract to purchase this Contract. Before making an exchange to acquire this Contract, You should carefully compare this Contract to Your current contract. You may have to pay a surrender charge under Your current contract to exchange it for this Contract, and this Contract has its own surrender charges that would apply to You. The other fees and charges under this Contract may be higher or lower and the benefits may be different than those of Your current contract. In addition, You may have to pay federal income or penalty taxes on the exchange if it does not qualify for tax-free treatment. You should not exchange another contract for this Contract unless You determine, after evaluating all the facts that the exchange is in Your best interests. Remember that the person selling You the Contract generally will earn a commission on the sale.

WHO IS THE CONTRACT ISSUED TO? If You purchase an individual Contract, You are the Contract Owner. If a group "allocated" Contract is purchased, We issue Certificates to the individual Participants. Where We refer to "You," We are referring to the individual Contract Owner or the group Participant, as applicable. For convenience, We refer to both Contracts and Certificates as "Contracts".

We issue group Contracts in connection with retirement Plans. Depending on Your retirement Plan provisions, certain features and/or Funding Options described in this prospectus may not be available to You (for example dollar cost averaging). Your retirement Plan provisions supersede the prospectus. If You have any questions about Your specific retirement Plan, contact Your Plan administrator.

The Contract may not currently be available for sale in all states. Contracts issued in Your state may provide different features and benefits and impose different costs (such as a waiver of the withdrawal charge on all Annuity Payments) than those described in this prospectus.

IS THERE A RIGHT TO RETURN PERIOD? If You cancel the Contract within ten days after You receive it, You will receive a full refund of Your Contract Value plus any Contract charges and Premium Taxes You paid (but not fees and charges assessed by the Underlying Funds). The number of days for the right to return varies by state. Depending on state law, We may refund all of Your Purchase Payments or Your Contract Value. Where state law requires a different right to return period, or the return of Purchase Payments, the Company will comply. You bear the investment risk on the Purchase Payments allocated to a Funding Option during the right to return period; therefore, the Contract Value returned to You may be greater or less than Your Purchase Payment.

If You purchased Your Contract as an IRA, and You return it within the first seven days after delivery, or longer if Your state permits, We will refund Your full Purchase Payment. During the remainder of the right to return period, We will refund Your Contract Value (including charges We assessed). We will determine Your Contract Value at the close of business on the day We receive a Written Request for a refund.

CAN YOU GIVE A GENERAL DESCRIPTION OF THE FUNDING OPTIONS AND HOW THEY OPERATE? The Funding Options represent Subaccounts of the Separate Account. At Your direction, the Separate Account, through its Subaccounts, uses Your Purchase Payments to purchase shares of one or more of the Underlying Funds that holds securities consistent with its own investment policy. Depending on market conditions, You may make or lose money in any of these Funding Options.

You can transfer among the Funding Options as frequently as You wish without any current tax implications. Currently there is no limit to the number of transfers allowed. We may, in the future, limit the number of transfers allowed. At a minimum, We would always allow one transfer every six months. We reserve the right to restrict transfers that We determine will disadvantage other Contract Owners. Please refer to Appendix F for possible restrictions between the Fixed Account and the Funding Options.

WHAT EXPENSES WILL BE ASSESSED UNDER THE CONTRACT? The Contract has insurance features and investment features, and there are costs related to each. We deduct a mortality and expense ("M&E") risk charge daily from the amounts You allocate to the Separate Account. We deduct the M&E risk charge at an annual rate of 1.25%. We also deduct a semi-annual Contract administrative charge of $15.

Each Underlying Fund also charges for management costs and other expenses.

If You withdraw amounts from the Contract, We may deduct a withdrawal charge. The charge equals 5% of each Purchase Payment withdrawn if withdrawn within 5 years of the payment date.

Upon annuitization, if You have elected the Variable Liquidity Benefit, a maximum charge of 5% of the amounts withdrawn will be assessed. Please refer to the "Payment Options" section for a description of this benefit.

HOW WILL MY PURCHASE PAYMENTS AND WITHDRAWALS BE TAXED? Generally, the payments You make to a Qualified Contract during the accumulation phase are made with before-tax dollars. Generally, You will be taxed on Your Purchase Payments, and on any earnings when You make a withdrawal or begin receiving Annuity Payments. Under a non-qualified Contract, payments to the Contract are made with after-tax dollars, and earnings will generally accumulate tax-deferred. You will be taxed on these earnings when they are withdrawn from the Contract. If You are younger than 59 1/2 when You take money out, You may be charged a 10% federal penalty tax on the amount withdrawn. Under non-qualified Contracts, withdrawals are considered to be made first from taxable earnings.

For owners of Qualified Contracts, if You reach a certain age, You may be required by federal tax laws to begin receiving payments from Your Annuity or risk paying a penalty tax. In those cases, We can calculate and pay You the minimum required distribution amounts.

HOW MAY I ACCESS MY MONEY? You can take withdrawals any time during the accumulation phase. Withdrawal charges may apply, as well as income taxes, and/or a penalty tax on amounts withdrawn.

WHAT IS THE DEATH BENEFIT UNDER THE CONTRACT? The death benefit applies upon the first death of the Contract Owner, joint owner, or Annuitant. Assuming You are the Annuitant, the death benefit is as follows: If You die before the Contract is in the payout phase, the person You have chosen as Your Beneficiary will receive a death benefit. We calculate the death benefit value at the close of the business day on which Our Home Office receives (1) Due Proof of Death and (2) written payment instructions or the election of Beneficiary Contract continuance. Any amounts paid will be reduced by any applicable Premium Tax, outstanding loans or surrenders not previously deducted. Please refer to the "Death Benefit" section of the prospectus for more details.

WHERE MAY I FIND OUT MORE ABOUT ACCUMULATION UNIT VALUES? The Condensed Financial Information in Appendix A to this prospectus provides more information about Accumulation Unit values.

ARE THERE ANY ADDITIONAL FEATURES? This Contract has other features You may be interested in. These include:

   o DOLLAR COST AVERAGING. This is a program that allows You to invest a fixed amount of money in Funding Options each month, theoretically giving You a lower average cost per unit over time than a single one-time purchase. Dollar Cost Averaging requires regular investments regardless of fluctuating price levels, and does not guarantee profits or prevent losses in a declining market. Potential investors should consider their financial ability to continue purchases through periods of low price levels.

   o AUTOMATIC REBALANCING. You may elect to have the Company periodically reallocate the values in Your Contract to match the rebalancing allocation selected.

   o SYSTEMATIC WITHDRAWAL OPTION. Before the Maturity Date, You can arrange to have money sent to You at set intervals throughout the year. Of course, any applicable income and penalty taxes will apply on amounts withdrawn. Withdrawals in excess of the annual free withdrawal allowance may be subject to a withdrawal charge.

   o BENEFICIARY CONTRACT CONTINUANCE (NOT PERMITTED FOR NON-NATURAL BENEFICIARIES). If You die before the Maturity Date, and if the value of any Beneficiary's portion of the death benefit is between $20,000 and $1,000,000 as of the date of Your death, that Beneficiary(ies) may elect to continue his/her portion of the Contract and take the required distributions over time, rather than have the death benefit paid in a lump sum to the Beneficiary.

                                   FEE TABLE
--------------------------------------------------------------------------------
The following tables describe the fees and expenses that You will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that You will pay at the time that You buy the Contract, surrender the Contract or transfer Contract Value between Funding Options. Expenses shown do not include Premium Taxes, which may be applicable.


CONTRACT OWNER TRANSACTION EXPENSES


CONTINGENT DEFERRED SALES CHARGE
(as a percentage of Purchase Payments withdrawn)
If withdrawn within 5 years after the Purchase Payment is made............................ 5.00%
If withdrawn 5 or more years after the Purchase Payment is made........................... 0.00%
VARIABLE LIQUIDITY BENEFIT CHARGE(1)...................................................... 5.00%
(as a percentage of the present value of the remaining Annuity Payments that are surrendered.
 The interest rate used to calculate this present value is 1% higher than the Assumed
(Daily)
 Net Investment Factor used to calculate the Annuity Payments)

------------
(1) The Variable Liquidity Benefit Withdrawal Charge declines to zero after five years. The charge is as follows:


    YEARS SINCE INITIAL PURCHASE PAYMENT
--------------------------------------------
 GREATER THAN OR EQUAL TO     BUT LESS THAN     WITHDRAWAL CHARGE
--------------------------   ---------------   ------------------
          0 years               1 years                5%
          1 years               2 years                5%
          2 years               3 years                5%
          3 years               4 years                5%
          4 years               5 years                5%
         5 + years                                     0%

The next table describes the fees and expenses that You will pay periodically during the time that You own the Contract, not including Underlying Fund fees and expenses.


CONTRACT ADMINISTRATIVE CHARGE


SEMIANNUAL CONTRACT ADMINISTRATIVE CHARGE........ $15

ANNUAL SEPARATE ACCOUNT CHARGES


MORTALITY AND EXPENSE RISK CHARGE................................. 1.25%
(as a percentage of average net assets of the Separate Account)(2)


(2) We are waiving the following amounts of the Mortality and Expensie Risk charge on these Subaccounts: 0.15% for the Subaccount investing in the Western Asset Management U.S. Government Portfolio of the Metropolitan Series Fund; 0.10% for the Subaccount investing in the BlackRock Money Market Portfolio-- Class A of the Metropolitan Series Fund; 0.12% for the Subaccount investing in the BlackRock Bond Income Portfolio- Class A of the Metropolitan Series Fund; and 0.11% for the Subaccount investing in the BlackRock High Yield Portfolio- Class A of the Met Investors Series Trust. We are also waiving an amount equal to the Underlying Fund expenses that are in excess of 0.90% for the Subaccount investing in the Harris Oakmark International Portfolio of the Met Investors Series Trust; an amount equal to the Underlying Fund expenses that are in excess of 0.85% for the Subaccount investing in the Loomis Sayles Global Markets-- Class A of the Met Investor Series Trust; an amount equal to the Underlying Fund expenses that are in excess of 0.65% for the Subaccount investing in the PIMCO Inflation Protected Bond Portfolio-- Class A of the Met Investor Series Trust; an amount equal to the Underlying Fund expenses that are in excess of 1.10% for the Subaccount investing in the Third Avenue Small Cap Value Portfolio-- Class B of the Met Investors Series Trust; an amount equal to the Underlying Fund expenses that are in excess of 1.10% for the Subaccount investing in the MFS(R) Research International Portfolio-- Class B of the Met Investors Series Trust; an amount equal to the Underlying Fund expenses that are in excess of 0.265% for the Subaccount investing in the MetLife Stock Index Portfolio-- Class A of the Metropolitan Series Fund; an amount equal to the Underlying Fund expenses that are in excess of 0.84% for the Subaccount investing in the Van Kampen Comstock Portfolio-- Class B of the Met Investors Series Trust; and an amount equal to the Underlying Fund expenses that are in excess of 0.62% for the Subaccount investing in the Oppenheimer Global Equity Portfolio-- Class A of the Met Investors Series Trust.

UNDERLYING FUND EXPENSES AS OF DECEMBER 31, 2012 (UNLESS OTHERWISE INDICATED):


The table below shows the range (minimum and maximum) of the total annual operating expenses charged by all of the Underlying Funds, before any voluntary or contractual fee waivers and/or expense reimbursements. The second table shows each Underlying Fund's management fee, distribution and/or service fees (12b-1) if applicable, and other expenses. The Underlying Funds provided this information and We have not independently verified it. Certain Portfolios may impose a redemption fee in the future. More detail concerning each Underlying Fund's fees and expenses is contained in the prospectus for each Underlying Fund. Current prospectuses for the Underlying Funds can be obtained by calling 1-800-233-3591.


MINIMUM AND MAXIMUM TOTAL ANNUAL UNDERLYING FUND OPERATING EXPENSES



                                                                                        MINIMUM     MAXIMUM
                                                                                       ---------   --------
TOTAL ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Underlying Fund assets, including management fees,
 distribution and/or service (12b-1) fees, and other expenses)                          0.28%       1.60%


UNDERLYING FUND FEES AND EXPENSES
(as a percentage of average daily net assets)



                                                                 DISTRIBUTION
                                                                    AND/OR
                                                    MANAGEMENT      SERVICE       OTHER
UNDERLYING FUND                                         FEE      (12B-1) FEES   EXPENSES
-------------------------------------------------- ------------ -------------- ----------
FIDELITY(R) VARIABLE INSURANCE PRODUCTS
 Contrafund(R) Portfolio-- Service Class 2........    0.56%     0.25%            0.08%
 Equity-Income Portfolio-- Initial Class..........    0.46%       --             0.10%
 High Income Portfolio-- Initial Class+...........    0.56%       --             0.12%
 Mid Cap Portfolio-- Service Class 2..............    0.56%     0.25%            0.09%
FRANKLIN TEMPLETON VARIABLE INSURANCE
 PRODUCTS TRUST-- CLASS 2
 Franklin Small-Mid Cap Growth Securities
  Fund+...........................................    0.51%     0.25%            0.29%
 Templeton Developing Markets Securities
  Fund............................................    1.10%     0.25%            0.25%
 Templeton Foreign Securities Fund................    0.64%     0.25%            0.15%
JANUS ASPEN SERIES-- SERVICE SHARES
 Overseas Portfolio...............................    0.44%     0.25%            0.05%
LEGG MASON PARTNERS VARIABLE EQUITY TRUST
 ClearBridge Variable Aggressive Growth
  Portfolio-- Class I.............................    0.75%       --             0.06%
 ClearBridge Variable All Cap Value
  Portfolio-- Class I.............................    0.75%       --             0.06%
 ClearBridge Variable Appreciation
  Portfolio-- Class I.............................    0.71%       --             0.05%
 ClearBridge Variable Large Cap Growth
  Portfolio-- Class I.............................    0.75%       --             0.13%
 ClearBridge Variable Large Cap Value
  Portfolio-- Class I.............................    0.65%       --             0.09%
 ClearBridge Variable Small Cap Growth
  Portfolio-- Class I.............................    0.75%       --             0.11%
 Legg Mason Investment Counsel Variable
  Social Awareness Portfolio......................    0.71%       --             0.22%
MET INVESTORS SERIES TRUST
 BlackRock High Yield Portfolio-- Class A.........    0.60%       --             0.05%
 BlackRock Large Cap Core Portfolio--
  Class E.........................................    0.59%     0.15%            0.05%
 Clarion Global Real Estate Portfolio--
  Class A.........................................    0.60%       --             0.06%
 Harris Oakmark International Portfolio--
  Class A.........................................    0.77%       --           0.06%



                                                                                                    NET TOTAL
                                                       ACQUIRED     TOTAL ANNUAL     FEE WAIVER      ANNUAL
                                                    FUND FEES AND     OPERATING    AND/OR EXPENSE   OPERATING
UNDERLYING FUND                                        EXPENSES       EXPENSES      REIMBURSEMENT   EXPENSES
-------------------------------------------------- --------------- -------------- ---------------- ----------
FIDELITY(R) VARIABLE INSURANCE PRODUCTS
 Contrafund(R) Portfolio-- Service Class 2........   --                0.89%        --               0.89%
 Equity-Income Portfolio-- Initial Class..........   --                0.56%        --               0.56%
 High Income Portfolio-- Initial Class+...........   --                0.68%        --               0.68%
 Mid Cap Portfolio-- Service Class 2..............   --                0.90%        --               0.90%
FRANKLIN TEMPLETON VARIABLE INSURANCE
 PRODUCTS TRUST-- CLASS 2
 Franklin Small-Mid Cap Growth Securities
  Fund+...........................................   --                1.05%        --               1.05%
 Templeton Developing Markets Securities
  Fund............................................   --                1.60%        --               1.60%
 Templeton Foreign Securities Fund................   --                1.04%        --               1.04%
JANUS ASPEN SERIES-- SERVICE SHARES
 Overseas Portfolio...............................   --                0.74%        --               0.74%
LEGG MASON PARTNERS VARIABLE EQUITY TRUST
 ClearBridge Variable Aggressive Growth
  Portfolio-- Class I.............................   --                0.81%      0.00%              0.81%
 ClearBridge Variable All Cap Value
  Portfolio-- Class I.............................   --                0.81%      0.00%              0.81%
 ClearBridge Variable Appreciation
  Portfolio-- Class I.............................   --                0.76%      0.00%              0.76%
 ClearBridge Variable Large Cap Growth
  Portfolio-- Class I.............................   --                0.88%      0.00%              0.88%
 ClearBridge Variable Large Cap Value
  Portfolio-- Class I.............................   --                0.74%      0.00%              0.74%
 ClearBridge Variable Small Cap Growth
  Portfolio-- Class I.............................   --                0.86%      0.00%              0.86%
 Legg Mason Investment Counsel Variable
  Social Awareness Portfolio......................   --                0.93%      0.00%              0.93%
MET INVESTORS SERIES TRUST
 BlackRock High Yield Portfolio-- Class A......... 0.01%               0.66%        --               0.66%
 BlackRock Large Cap Core Portfolio--
  Class E.........................................   --                0.79%      0.01%              0.78%
 Clarion Global Real Estate Portfolio--
  Class A.........................................   --                0.66%        --               0.66%
 Harris Oakmark International Portfolio--
  Class A.........................................   --                0.83%      0.02%              0.81%

                                                                 DISTRIBUTION
                                                                    AND/OR
                                                    MANAGEMENT      SERVICE       OTHER
UNDERLYING FUND                                         FEE      (12B-1) FEES   EXPENSES
-------------------------------------------------- ------------ -------------- ----------
 Invesco Comstock Portfolio-- Class B.............    0.57%     0.25%          0.03%
 Invesco Small Cap Growth Portfolio--
  Class A.........................................    0.85%       --           0.02%
 Janus Forty Portfolio-- Class A..................    0.63%       --           0.03%
 JPMorgan Small Cap Value Portfolio--
  Class A.........................................    0.78%       --           0.06%
 Loomis Sayles Global Markets Portfolio--
  Class A.........................................    0.70%       --           0.09%
 Lord Abbett Bond Debenture Portfolio--
  Class A.........................................    0.51%       --           0.03%
 MetLife Aggressive Strategy Portfolio--
  Class B.........................................    0.09%     0.25%          0.01%
 MFS(R) Research International Portfolio--
  Class B.........................................    0.68%     0.25%          0.07%
 Oppenheimer Global Equity Portfolio--
  Class A.........................................    0.67%       --           0.09%
 PIMCO Inflation Protected Bond
  Portfolio-- Class A.............................    0.47%       --           0.11%
 PIMCO Total Return Portfolio-- Class B...........    0.48%     0.25%          0.03%
 Pioneer Fund Portfolio-- Class A.................    0.64%       --           0.04%
 Pioneer Strategic Income Portfolio--
  Class A.........................................    0.57%       --           0.06%
 SSgA Growth and Income ETF Portfolio--
  Class B.........................................    0.31%     0.25%          0.01%
 SSgA Growth ETF Portfolio-- Class B..............    0.32%     0.25%          0.03%
 T. Rowe Price Large Cap Value Portfolio--
  Class B.........................................    0.57%     0.25%          0.02%
 Third Avenue Small Cap Value Portfolio--
  Class B.........................................    0.74%     0.25%          0.03%
METROPOLITAN SERIES FUND
 Barclays Aggregate Bond Index Portfolio--
  Class A.........................................    0.25%       --           0.04%
 BlackRock Bond Income Portfolio--
  Class A.........................................    0.32%       --           0.04%
 BlackRock Capital Appreciation Portfolio--
  Class A.........................................    0.70%       --           0.03%
 BlackRock Diversified Portfolio-- Class A........    0.46%       --           0.07%
 BlackRock Money Market Portfolio--
  Class A.........................................    0.33%       --           0.02%
 Frontier Mid Cap Growth Portfolio--
  Class D.........................................    0.73%     0.10%          0.05%
 Jennison Growth Portfolio-- Class A..............    0.61%       --           0.03%
 MetLife Conservative Allocation Portfolio--
  Class B.........................................    0.09%     0.25%          0.02%
 MetLife Conservative to Moderate
  Allocation Portfolio-- Class B..................    0.07%     0.25%          0.01%
 MetLife Mid Cap Stock Index Portfolio--
  Class A+........................................    0.25%       --           0.07%
 MetLife Moderate Allocation Portfolio--
  Class B.........................................    0.06%     0.25%            --
 MetLife Moderate to Aggressive Allocation
  Portfolio-- Class B.............................    0.06%     0.25%          0.01%
 MetLife Stock Index Portfolio-- Class A..........    0.25%       --           0.03%
 MFS(R) Total Return Portfolio-- Class F..........    0.55%     0.20%          0.05%
 MFS(R) Value Portfolio-- Class A.................    0.70%       --           0.03%
 MSCI EAFE(R) Index Portfolio-- Class A...........    0.30%       --           0.11%
 Neuberger Berman Genesis Portfolio--
  Class A.........................................    0.82%       --           0.04%
 Russell 2000(R) Index Portfolio-- Class A........    0.25%       --           0.08%



                                                                                                    NET TOTAL
                                                       ACQUIRED     TOTAL ANNUAL     FEE WAIVER       ANNUAL
                                                    FUND FEES AND     OPERATING    AND/OR EXPENSE   OPERATING
UNDERLYING FUND                                        EXPENSES       EXPENSES      REIMBURSEMENT    EXPENSES
-------------------------------------------------- --------------- -------------- ---------------- -----------
 Invesco Comstock Portfolio-- Class B.............   --                0.85%      0.02%              0.83%
 Invesco Small Cap Growth Portfolio--
  Class A.........................................   --                0.87%      0.01%              0.86%
 Janus Forty Portfolio-- Class A..................   --                0.66%      0.01%              0.65%
 JPMorgan Small Cap Value Portfolio--
  Class A.........................................   --                0.84%      0.09%              0.75%
 Loomis Sayles Global Markets Portfolio--
  Class A.........................................   --                0.79%        --               0.79%
 Lord Abbett Bond Debenture Portfolio--
  Class A.........................................   --                0.54%        --               0.54%
 MetLife Aggressive Strategy Portfolio--
  Class B......................................... 0.72%               1.07%        --               1.07%
 MFS(R) Research International Portfolio--
  Class B.........................................   --                1.00%      0.05%              0.95%
 Oppenheimer Global Equity Portfolio--
  Class A.........................................   --                0.76%      0.02%              0.74%
 PIMCO Inflation Protected Bond
  Portfolio-- Class A.............................   --                0.58%        --               0.58%
 PIMCO Total Return Portfolio-- Class B...........   --                0.76%        --               0.76%
 Pioneer Fund Portfolio-- Class A.................   --                0.68%      0.03%              0.65%
 Pioneer Strategic Income Portfolio--
  Class A.........................................   --                0.63%        --               0.63%
 SSgA Growth and Income ETF Portfolio--
  Class B......................................... 0.24%               0.81%        --               0.81%
 SSgA Growth ETF Portfolio-- Class B.............. 0.25%               0.85%        --               0.85%
 T. Rowe Price Large Cap Value Portfolio--
  Class B.........................................   --                0.84%        --               0.84%
 Third Avenue Small Cap Value Portfolio--
  Class B.........................................   --                1.02%      0.01%              1.01%
METROPOLITAN SERIES FUND
 Barclays Aggregate Bond Index Portfolio--
  Class A.........................................   --                0.29%      0.01%              0.28%
 BlackRock Bond Income Portfolio--
  Class A.........................................   --                0.36%      0.00%              0.36%
 BlackRock Capital Appreciation Portfolio--
  Class A.........................................   --                0.73%      0.01%              0.72%
 BlackRock Diversified Portfolio-- Class A........   --                0.53%        --               0.53%
 BlackRock Money Market Portfolio--
  Class A.........................................   --                0.35%      0.01%              0.34%
 Frontier Mid Cap Growth Portfolio--
  Class D.........................................   --                0.88%      0.02%              0.86%
 Jennison Growth Portfolio-- Class A..............   --                0.64%      0.07%              0.57%
 MetLife Conservative Allocation Portfolio--
  Class B......................................... 0.54%               0.90%      0.01%              0.89%
 MetLife Conservative to Moderate
  Allocation Portfolio-- Class B.................. 0.58%               0.91%      0.00%              0.91%
 MetLife Mid Cap Stock Index Portfolio--
  Class A+........................................ 0.02%               0.34%      0.00%              0.34%
 MetLife Moderate Allocation Portfolio--
  Class B......................................... 0.63%               0.94%      0.00%              0.94%
 MetLife Moderate to Aggressive Allocation
  Portfolio-- Class B............................. 0.67%               0.99%      0.00%              0.99%
 MetLife Stock Index Portfolio-- Class A..........   --                0.28%      0.01%              0.27%
 MFS(R) Total Return Portfolio-- Class F..........   --                0.80%        --               0.80%
 MFS(R) Value Portfolio-- Class A.................   --                0.73%      0.13%              0.60%
 MSCI EAFE(R) Index Portfolio-- Class A........... 0.01%               0.42%      0.00%              0.42%
 Neuberger Berman Genesis Portfolio--
  Class A.........................................   --                0.86%      0.01%              0.85%
 Russell 2000(R) Index Portfolio-- Class A........ 0.09%               0.42%      0.00%              0.42%

                                                            DISTRIBUTION
                                                               AND/OR
                                               MANAGEMENT      SERVICE       OTHER
UNDERLYING FUND                                    FEE      (12B-1) FEES   EXPENSES
--------------------------------------------- ------------ -------------- ----------
 T. Rowe Price Large Cap Growth
  Portfolio-- Class B+.......................    0.60%     0.25%            0.04%
 T. Rowe Price Small Cap Growth
  Portfolio-- Class B........................    0.49%     0.25%            0.06%
 Western Asset Management Strategic Bond
  Opportunities Portfolio-- Class A+.........    0.60%     --               0.05%
 Western Asset Management
  U.S. Government Portfolio-- Class A........    0.47%     --             0.03%



                                                                                               NET TOTAL
                                                  ACQUIRED     TOTAL ANNUAL     FEE WAIVER       ANNUAL
                                               FUND FEES AND     OPERATING    AND/OR EXPENSE   OPERATING
UNDERLYING FUND                                   EXPENSES       EXPENSES      REIMBURSEMENT    EXPENSES
--------------------------------------------- --------------- -------------- ---------------- -----------
 T. Rowe Price Large Cap Growth
  Portfolio-- Class B+.......................       --            0.89%      0.01%              0.88%
 T. Rowe Price Small Cap Growth
  Portfolio-- Class B........................       --            0.80%        --               0.80%
 Western Asset Management Strategic Bond
  Opportunities Portfolio-- Class A+.........       --            0.65%      0.04%              0.61%
 Western Asset Management
  U.S. Government Portfolio-- Class A........       --            0.50%      0.02%              0.48%



+ Not available under all Contracts. Availability depends on Contract issue date.


The information shown in the table above was provided by the Underlying Funds and we have not independently verified that information. Net Total Annual Operating Expenses shown in the table reflect any current fee waiver or expense reimbursement arrangement that will remain in effect for a period of at least one year from the date of the Underlying Fund's 2013 prospectus. "0.00%" in the Fee Waiver and/or Expense Reimbursement column indicates that there is such an arrangement in effect for the Underlying Fund, but that the expenses of the Underlying Fund are below the level that would trigger the waiver or reimbursement. Fee waiver and expense reimbursement arrangements with a duration of less than one year, or arrangements that may be terminated without the consent of the Underlying Fund's board of directors or trustees, are not shown.

Certain Underlying Funds that have "Acquired Fund Fees and Expenses" are "funds of funds." A fund of funds invests substantially all of its assets in other underlying funds. Because the Underlying Fund invests in other funds, it will bear its pro rata portion of the operating expenses of those underlying funds, including the management fee.



EXAMPLE


The example is intended to help You compare the cost of investing in the Contract with the cost of investing in other Variable Annuity contracts. These costs include Contract Owner transaction expenses, Contract fees, Separate Account annual expenses, and Underlying Fund total annual operating expenses. The example does not represent past or future expenses. Your actual expenses may be more or less than those shown.

The example assumes that You invest $10,000 in the Contract for the time periods indicated and that Your investment has a 5% return each year. The example reflects the annual Contract administrative charge, factoring in that the charge is waived for Contracts over a certain value. Additionally, the example is based on the minimum and maximum Underlying Fund total annual operating expenses shown above, and does not reflect any Underlying Fund fee waivers and/or expense reimbursements.

The example assumes that You have allocated all of Your Contract Value to either the Underlying Fund with the maximum total annual operating expenses or the Underlying Fund with the minimum total annual operating expenses. Your actual expenses will be less than those shown if You do not elect all of the available optional benefits.



                                             IF CONTRACT IS SURRENDERED AT THE      IF CONTRACT IS NOT SURRENDERED OR
                                                   END OF PERIOD SHOWN:           ANNUITIZED AT THE END OF PERIOD SHOWN:
                                          --------------------------------------- --------------------------------------
FUNDING OPTION                             1 YEAR   3 YEARS   5 YEARS   10 YEARS   1 YEAR   3 YEARS   5 YEARS   10 YEARS
----------------------------------------- -------- --------- --------- ---------- -------- --------- --------- ---------
Underlying Fund with Maximum Total Annual
 Operating
 Expenses................................   $814    $1,408    $2,075     $3,392     $314      $958    $1,625    $3,392
Underlying Fund with Minimum Total Annual
 Operating
 Expenses................................   $683    $1,012    $1,413     $2,065     $183      $562    $  963    $2,065


                        CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------
See Appendix A.

                 THE ANNUITY CONTRACT AND YOUR RETIREMENT PLAN
--------------------------------------------------------------------------------
The Contract may provide that all or some of Your rights or choices as described in this prospectus are subject to the Plan's terms. For example, limitations on Your rights may apply to Funding Options, Purchase Payments, withdrawals, transfers, loans, the death benefit and Annuity options.

The Contract may provide that a Plan administrative fee will be paid by making a withdrawal from Your Contract Value. Also, the Contract may require that You or Your Beneficiary obtain a signed authorization from Your employer or Plan administrator to exercise certain rights. We may rely on the Plan administrator's statements to Us as to the terms of the Plan or Your entitlement to any amounts. We are not a party to the retirement Plan. We will not be responsible for determining what the Plan says. If You are a Texas Optional Retirement Program Participant, please see Appendix E for specific information which applies to You.


403(B) PLAN TERMINATIONS


Upon a 403(b) Plan termination, Your employer is required to distribute Your Plan benefits under the Contract to You. Your employer may permit You to receive Your distribution of Your 403(b) Plan benefit in cash or in the form of the Contract.

If You elect to receive Your distributions in cash, the distribution is a withdrawal under the Contract and any amounts withdrawn are subject to applicable Withdrawal Charges. Outstanding loans will be satisfied (paid) from Your cash benefit prior to its distribution to You. In addition, Your cash distributions are subject to withholding, ordinary income tax and applicable federal income tax penalties, (See "Federal Tax Considerations".) Contract Withdrawal Charges will be waived if the net distribution is made under the exceptions listed in the "Withdrawal Charge" section of the prospectus. However, if Your employer chooses to distribute cash as the default option, Your employer may not give You the opportunity to instruct Us to make, at a minimum, a direct transfer to another funding vehicle or Annuity contract issued by Us or by one of Our affiliates, which may avoid a Withdrawal Charge. In that case, You will receive the net cash distribution, less any applicable Withdrawal Charge and withholding. In addition, You would forfeit any accrued guaranteed death benefit.

If You receive the distribution in form of the Contract, We will continue to administer the Contract according to its terms. However in that case, You may not make any additional Purchase Payments or take any loans. In addition We will rely on You to provide certain information that would otherwise be provided to Us by the employer or Plan administrator. The employer may choose distribution of the Contract as the default option. The employer may not choose distribution of a Contract as a default option when that Contract is an investment vehicle for a tax sheltered Annuity ERISA Plan.



                              THE ANNUITY CONTRACT
--------------------------------------------------------------------------------
Universal Annuity is a Contract between the Contract Owner and the Company.
This is the prospectus-- it is not the Contract. The prospectus highlights many Contract provisions to focus Your attention on the Contract's essential features. Your rights and obligations under the Contract will be determined by the language of the Contract itself. When You receive Your Contract, We suggest You read it promptly and carefully. There may be differences in Your Contract from the descriptions in this prospectus because of the requirements of the state where We issued Your Contract. We will include any such differences in Your Contract.

The Company offers several different Annuities that Your investment professional may be authorized to offer to You. Each Annuity offers different features and benefits that may be appropriate for You. In particular, the Annuities differ based on variations in the Standard and Optional Death Benefit protection provided for Your Beneficiaries, the availability of optional living benefits, the ability to access Your Contract Value if necessary and the charges that You will be subject to if You make a withdrawal or surrender the Annuity. The Separate Account charges and other charges may be different between each Annuity We offer. Optional Death Benefits and living benefits are subject to a separate charge for the additional protections they offer to You and Your Beneficiaries. Furthermore, annuities that offer greater flexibility to access Your Contract Value generally are subject to higher Separate Account charges than annuities that deduct charges if You make a withdrawal or surrender.

We encourage You to evaluate the fees, expenses, benefits and features of this Annuity Contract against those of other investment products, including other Annuity products offered by Us and other insurance companies. Before purchasing this or any other investment product You should consider whether the product You purchase is consistent with Your risk tolerance, investment objectives, investment time horizon, financial and tax situation, liquidity needs and how You intend to use the Annuity.

You make Purchase Payments to Us and We credit them to Your Contract. We promise to pay You an income, in the form of Annuity Payments, beginning on a future date that You choose, the Maturity Date. The Purchase Payments accumulate tax-deferred in the Funding Options of Your choice. We offer multiple Funding Options. We may also offer a Fixed Account option. Where permitted by law, We reserve the right to restrict Purchase Payments into the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified under the Contract. The Contract Owner assumes the risk of gain or loss according to the performance of the Funding Options. The Contract Value is the amount of Purchase Payments, plus or minus any investment experience on the amounts You allocate to the Separate Account ("Separate Account Contract Value") or interest on the amounts You allocate to the Fixed Account ("Fixed Account Contract Value"). The Contract Value also reflects all withdrawals made and charges deducted. There is generally no guarantee that at the Maturity Date the Contract Value will equal or exceed the total Purchase Payments made under the Contract. The date the Contract and its benefits become effective is referred to as the Contract Date. Each 12-month period following the Contract Date is called a Contract Year.

Certain changes and elections must be made in writing to the Company. Where the term "Written Request" is used, it means that You must send written information to Our Home Office in a form and content satisfactory to Us.

The Contract is available for purchase to owners and Annuitants age 80 or under as of the Contract Date. If this Contract is purchased through a Qualified Plan, the maximum age is 70 1/2.

Purchase of this Contract through a tax-qualified retirement Plan or IRA does not provide any additional tax deferral benefits beyond those provided by the Plan or the IRA. Accordingly, if You are purchasing this Contract through a Plan or IRA, You should consider purchasing this Contract for its death benefit, Annuity option benefits, and other non-tax-related benefits. You should consult with Your financial adviser to determine if this Contract is appropriate for You.


CIVIL UNIONS


Under the Code, spousal continuation and certain distribution options are available only to a person who is defined as a "spouse" under the federal Defense of Marriage Act or other applicable federal law. All Contract provisions will be interpreted and administered in accordance with the requirements of the Code. Therefore, under current federal law, a purchaser who has or is contemplating a civil union or same-sex marriage should note that the favorable tax treatment afforded under federal law would not be available to such same-sex partner or same-sex spouse. Same-sex partners or spouses who own or are considering the purchase of annuity products that provide benefits based upon status of a spouse should consult a tax adviser.

NON-NATURAL PERSONS AS OWNERS OR BENEFICIARIES. If a non-natural person, such as a trust, is the owner of a non-qualified Contract, the distribution on death rules under the Code may require payment to begin earlier than expected and may impact the usefulness of the living (if any) and/or death benefits. Naming a non-natural person, such as a trust or estate, as a Beneficiary under the Contract will generally, eliminate the Beneficiary's ability to "stretch" or a spousal Beneficiary's ability to continue the Contract and the living (if any) and/or death benefits.


CONTRACT OWNER INQUIRIES


Any questions You have about Your Contract should be directed to Our Home Office at 1-800-233-3591.


PURCHASE PAYMENTS


Your initial Purchase Payment is due and payable before the Contract becomes effective. Purchase Payments may be made at any time while the Annuitant is alive and before Annuity Payments begin. Minimum average Purchase Payment amounts are:

   o   individual retirement Annuities: $1,000

   o other tax-qualified retirement Plans: $20 per Participant (subject to Plan requirements)

   o non-qualified Contracts: $1,000; minimum of $100 for subsequent payment.

We will apply the initial Purchase Payment less any applicable Premium Tax within two business days after We receive it at Our Home Office with a properly completed application or order request. If Your request or other information accompanying the initial Purchase Payment is incomplete when received, We will hold the Purchase Payment for up to five business days. If We cannot obtain the necessary information within five business days of Our receipt, We will return the Purchase Payment in full, unless You specifically consent for Us to keep it until You provide the necessary information.

We accept Purchase Payments made by check or cashier's check. We do not accept cash, money orders or traveler's checks. We may refuse to accept Purchase Payments over $1,000,000. We reserve the right to refuse Purchase Payments made via a personal check in excess of $100,000. Purchase Payments over $100,000 may be accepted in other forms, including but not limited to, EFT/wire transfers, certified checks, corporate checks, and checks written on financial institutions. The form in which We receive a Purchase Payment may determine how soon subsequent disbursement requests may be fulfilled. (See "Access To Your Money").

We will credit subsequent Purchase Payments to a Contract on the same business day We receive it, if received in Good Order by Our Home Office by 4:00 p.m. Eastern time. A business day is any day that the "NYSE" is open for regular trading (except when trading is restricted due to an emergency as defined by the SEC).

We will provide You with the address of the office to which Purchase Payments are to be sent.

If You send Purchase Payments or transaction requests to an address other than the one We have designated for receipt of such Purchase Payments or requests, We may return the Purchase Payment to You, or there may be a delay in applying the Purchase Payment or transaction to Your Contract.


PURCHASE PAYMENTS-- SECTION 403(B) PLANS

The Internal Revenue Service ("IRS") announced new regulations affecting
Section 403(b) Plans and arrangements. As part of these regulations, which generally are effective January 1, 2009, employers will need to meet certain requirements in order for their employees' Annuity contracts that fund these programs to retain a tax deferred status under Section 403(b). Prior to the new rules, transfers of one Annuity contract to another would not result in a loss of tax deferred status under 403(b) under certain conditions (so-called "90-24 transfers"). The new regulations have the following effect regarding transfers:
(1) a newly issued contract funded by a transfer which is completed AFTER September 24, 2007, is subject to the employer requirements referred to above;
(2) additional Purchase Payments made AFTER September 24, 2007, to a contract that was funded by a 90-24 transfer ON OR BEFORE September 24, 2007, MAY subject the contract to this new employer requirement.

If Your Contract was issued previously as a result of a 90-24 transfer completed on or before September 24, 2007, and You have never made salary reduction contributions into Your Contract, We urge You to consult with Your tax adviser prior to making additional Purchase Payments.


ACCUMULATION UNITS

The period between the Contract Date and the Maturity Date is the Accumulation Period. During the Accumulation Period, an Accumulation Unit is used to calculate the value of a Contract. Each Funding Option has a corresponding Accumulation Unit value. The Accumulation Units are valued each business day and their values may increase or decrease from day to day. The daily change in value of an Accumulation Unit each day is based on the investment performance of the corresponding Underlying Fund, and the deduction of Separate Account charges shown in the Fee Table in this prospectus. The number of Accumulation Units We will credit to Your Contract once We receive a Purchase Payment or transfer request (or liquidate for a withdrawal request) is determined by dividing the amount directed to each Funding Option (or taken from each Funding Option) by the value of its Accumulation Unit next determined after receipt of a Purchase Payment or transfer or request for withdrawal (or withdrawal request). Normally We calculate the value of an Accumulation Unit for each Funding Option as of the close of regular trading (generally 4:00 p.m. Eastern time) each day the NYSE is open. After the value is calculated, We credit Your Contract. During the Annuity Period (i.e., after the Maturity Date), You are credited with Annuity Units.


THE FUNDING OPTIONS

You choose the Funding Options to which You allocate Your Purchase Payments. From time to time We may make new Funding Options available. These Funding Options are Subaccounts of the Separate Account. The Subaccounts invest in the Underlying Funds. You are not investing directly in the Underlying Fund. Each Underlying Fund is a portfolio of an open-end management investment company that is registered with the SEC under the Investment Company Act of 1940, as amended ( the "1940 Act"). These Underlying Funds are not publicly traded and are only offered through Variable Annuity contracts, variable life insurance products, and maybe in some instances, certain retirement Plans. They are not the same retail mutual funds as those offered outside of a Variable Annuity or variable life insurance product, although the investment practices and fund names may be similar and the portfolio managers may be identical. Accordingly, the performance of the retail mutual fund is likely to be different from that of the Underlying Fund.

We select the Underlying Funds offered through this Contract based on a number of criteria, including asset class coverage, the strength of the adviser's or subadviser's reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor We consider during the selection process is whether the Underlying Fund's adviser or subadviser is one of Our affiliates or whether the Underlying Fund, its adviser, its subadviser(s), or an affiliate will make payments to Us or Our affiliates. In this regard, the profit distributions We receive from Our affiliated investment advisers are a component of the total revenue that We consider in configuring the features and investment choices available in the variable insurance products that We and Our affiliated insurance companies issue. Since We and Our affiliated insurance companies may benefit more from the allocation of assets to portfolios advised by Our affiliates than those that are not, We may be more inclined to offer portfolios advised by Our affiliates in the variable insurance products We issue. For additional information on these arrangements, see "Payments We Receive." We review the Underlying Funds periodically and may remove an Underlying Fund or limit its availability to new Purchase Payments and/or transfers of Contract Value if We determine that the Underlying Fund no longer meets one or more of the selection criteria, and/or if the Underlying Fund has not attracted significant allocations from Contract Owners. In some cases, We have included Underlying Funds based on recommendations made by broker-dealer firms. These broker-dealer firms may receive payments from the Underlying Funds they recommend and may benefit accordingly from the allocation of Contract Value to such Underlying Funds. When the Company develops a Variable Annuity product in cooperation with a fund family or distributor (e.g., a "private label" product) the Company will generally include Underlying Funds based on recommendations made by the fund family or distributor, whose selection criteria may differ from the Company's selection criteria.

WE DO NOT PROVIDE ANY INVESTMENT ADVICE AND DO NOT RECOMMEND OR ENDORSE ANY PARTICULAR UNDERLYING FUND. YOU BEAR THE RISK OF ANY DECLINE IN THE CONTRACT VALUE OF YOUR CONTRACT RESULTING FROM THE PERFORMANCE OF THE UNDERLYING FUNDS YOU HAVE CHOSEN.

If investment in the Underlying Funds or a particular Underlying Fund is no longer possible, in Our judgment becomes inappropriate for purposes of the Contract, or for any other reason in Our sole discretion, We may substitute another Underlying Fund or Underlying Funds without Your consent. The substituted Underlying Fund may have different fees and expenses. Substitution may be made with respect to existing investments or the investment of future Purchase Payments, or both. However, We will not make such substitution without any necessary approval of the SEC and applicable state insurance departments. Furthermore, We may close Underlying Funds to allocations of Purchase Payments Contract or Value, or both, at any time in Our sole discretion.

PAYMENTS WE RECEIVE. As described above, an investment adviser (other than Our affiliate MetLife Advisers, LLC) or subadviser of an Underlying Fund, or its affiliates, may make payments to the Company and/or certain of Our affiliates. These payments may be used for a variety of purposes, including payment of expenses for certain administrative, marketing and support services with respect to the Contracts and, in the Company's role as an intermediary with respect to the Underlying Funds. The Company and its affiliates may profit from these payments. These payments may be derived, in whole or in part, from the advisory fee deducted from Underlying Fund assets. Contract Owners, through their indirect investment in the Underlying Funds, bear the costs of these advisory fees (see the Underlying Funds' prospectuses for more information). The amount of the payments We receive is based on a percentage of the assets of the Underlying Funds attributable to the Contracts and certain other variable insurance products that the Company and its affiliates issue. These percentages differ and some advisers or subadvisers (or other affiliates) may pay the Company more than others. These percentages currently range up to 0.50%.


Additionally, an investment adviser (other than Our affiliate MetLife Advisers, LLC) or subadviser of an Underlying Fund or its affiliates may provide the Company with wholesaling services that assist in the distribution of the Contracts and may pay the Company and/or certain of Our affiliates amounts to participate in sales meetings. These amounts may be significant and may provide the adviser or subadviser (or their affiliate) with increased access to persons involved in the distribution of the Contracts.

The Company and/or certain of its affiliated insurance companies have joint ownership interests in its affiliated investment adviser MetLife Advisers, LLC, which is formed as a "limited liability company." The Company's ownership interest in MetLife Advisers, LLC entitle Us to profit distributions if the adviser makes a profit with respect to the advisory fees it receives from the Underlying Funds. The Company will benefit accordingly from assets allocated to the Underlying Funds to the extent they result in profits to the adviser. (See "Fee Table-- Underlying Fund Fees and Expenses" for information on the management fees paid by the Underlying Funds and the Statement of Additional Information for the Underlying Funds for information on the management fees paid by the advisers to the subadvisers.)


Certain Underlying Funds have adopted a Distribution Plan under Rule 12b-1 of the 1940 Act. An Underlying Fund's 12b-1 Plan, if any, is described in more detail in the Underlying Fund's prospectus. (See "Fee Table-- Underlying Fund Fees and Expenses" and "Other Information-- Distribution of the Contracts.") Any payments We receive pursuant to those 12b-1 Plans are paid to Us or Our distributor. Payments under an Underlying Fund's 12b-1 Plan decrease the Underlying Fund's investment return.

Each Underlying Fund has different investment objectives and risks. The Underlying Fund prospectuses contain more detailed information on each Underlying Fund's investment strategy, investment advisers and its fees. You may obtain an Underlying Fund prospectus by calling 1-800-233-3591 or through Your registered representative. We do not guarantee the investment results of the Underlying Funds.

The current Underlying Funds are listed below, along with their investment advisers and any subadviser.





              FUNDING OPTION                        INVESTMENT OBJECTIVE              INVESTMENT ADVISER/SUBADVISER
----------------------------------------- --------------------------------------- -------------------------------------
FIDELITY(R) VARIABLE INSURANCE PRODUCTS
Contrafund(R) Portfolio-- Service         Seeks long-term capital appreciation.   Fidelity Management & Research
 Class 2                                                                          Company
                                                                                  Subadviser: FMR Co., Inc.
Equity-Income Portfolio-- Initial         Seeks reasonable income. The fund       Fidelity Management & Research
 Class                                    will also consider the potential for    Company
                                          capital appreciation. The fund's goal   Subadviser: FMR Co., Inc.
                                          is to achieve a yield which exceeds
                                          the composite yield on the securities
                                          comprising the S&P 500(R) Index.
High Income Portfolio-- Initial Class+    Seeks a high level of current income,   Fidelity Management & Research
                                          while also considering growth of        Company
                                          capital.                                Subadviser: FMR Co., Inc.
Mid Cap Portfolio-- Service Class 2       Seeks long-term growth of capital.      Fidelity Management & Research
                                                                                  Company
                                                                                  Subadviser: FMR Co., Inc.
FRANKLIN TEMPLETON VARIABLE
 INSURANCE PRODUCTS TRUST-- CLASS 2
Franklin Small-Mid Cap Growth             Seeks long-term capital growth.         Franklin Advisers, Inc.
 Securities Fund+
Templeton Developing Markets              Seeks long-term capital appreciation.   Templeton Asset Management Ltd.
 Securities Fund
Templeton Foreign Securities Fund         Seeks long-term capital growth.         Templeton Investment Counsel, LLC
JANUS ASPEN SERIES-- SERVICE SHARES
Overseas Portfolio                        Seeks long-term growth of capital.      Janus Capital Management LLC
LEGG MASON PARTNERS VARIABLE EQUITY
 TRUST
ClearBridge Variable Aggressive           Seeks capital appreciation.             Legg Mason Partners Fund Advisor,
 Growth Portfolio-- Class I                                                       LLC
                                                                                  Subadviser: ClearBridge Investments,
                                                                                  LLC

             FUNDING OPTION                        INVESTMENT OBJECTIVE               INVESTMENT ADVISER/SUBADVISER
---------------------------------------- ---------------------------------------- -------------------------------------
ClearBridge Variable All Cap Value       Seeks long-term capital growth.          Legg Mason Partners Fund Advisor,
 Portfolio-- Class I                     Current income is a secondary            LLC
                                         consideration.                           Subadviser: ClearBridge Investments,
                                                                                  LLC
ClearBridge Variable Appreciation        Seeks long-term appreciation of          Legg Mason Partners Fund Advisor,
 Portfolio-- Class I                     capital.                                 LLC
                                                                                  Subadviser: ClearBridge Investments,
                                                                                  LLC
ClearBridge Variable Large Cap           Seeks long-term growth of capital.       Legg Mason Partners Fund Advisor,
 Growth Portfolio-- Class I                                                       LLC
                                                                                  Subadviser: ClearBridge Investments,
                                                                                  LLC
ClearBridge Variable Large Cap Value     Seeks long-term growth of capital.       Legg Mason Partners Fund Advisor,
 Portfolio-- Class I                     Current income is a secondary            LLC
                                         objective.                               Subadviser: ClearBridge Investments,
                                                                                  LLC
ClearBridge Variable Small Cap           Seeks long-term growth of capital.       Legg Mason Partners Fund Advisor,
 Growth Portfolio-- Class I                                                       LLC
                                                                                  Subadviser: ClearBridge Investments,
                                                                                  LLC
Legg Mason Investment Counsel            Seeks capital appreciation and           Legg Mason Partners Fund Advisor,
 Variable Social Awareness Portfolio     retention of net investment income.      LLC
                                                                                  Subadviser: Legg Mason Investment
                                                                                  Counsel, LLC
MET INVESTORS SERIES TRUST
BlackRock High Yield Portfolio--         Seeks to maximize total return,          MetLife Advisers, LLC
 Class A                                 consistent with income generation        Subadviser: BlackRock Financial
                                         and prudent investment management.       Management, Inc.
BlackRock Large Cap Core                 Seeks long-term capital growth.          MetLife Advisers, LLC
 Portfolio-- Class E                                                              Subadviser: BlackRock Advisors, LLC
Clarion Global Real Estate Portfolio--   Seeks total return through investment    MetLife Advisers, LLC
 Class A                                 in real estate securities, emphasizing   Subadviser: CBRE Clarion Securities
                                         both capital appreciation and current    LLC
                                         income.
Harris Oakmark International             Seeks long-term capital appreciation.    MetLife Advisers, LLC
 Portfolio-- Class A                                                              Subadviser: Harris Associates L.P.
Invesco Comstock Portfolio-- Class B     Seeks capital growth and income.         MetLife Advisers, LLC
                                                                                  Subadviser: Invesco Advisers, Inc.
Invesco Small Cap Growth                 Seeks long-term growth of capital.       MetLife Advisers, LLC
 Portfolio-- Class A                                                              Subadviser: Invesco Advisers, Inc.
Janus Forty Portfolio-- Class A          Seeks capital appreciation.              MetLife Advisers, LLC
                                                                                  Subadviser: Janus Capital
                                                                                  Management LLC
JPMorgan Small Cap Value                 Seeks long-term capital growth.          MetLife Advisers, LLC
 Portfolio-- Class A                                                              Subadviser: J.P. Morgan Investment
                                                                                  Management Inc.
Loomis Sayles Global Markets             Seeks high total investment return       MetLife Advisers, LLC
 Portfolio-- Class A                     through a combination of capital         Subadviser: Loomis, Sayles &
                                         appreciation and income.                 Company, L.P.

            FUNDING OPTION                        INVESTMENT OBJECTIVE                INVESTMENT ADVISER/SUBADVISER
-------------------------------------- ----------------------------------------- --------------------------------------
Lord Abbett Bond Debenture             Seeks high current income and the         MetLife Advisers, LLC
 Portfolio-- Class A                   opportunity for capital appreciation      Subadviser: Lord, Abbett & Co. LLC
                                       to produce a high total return.
MetLife Aggressive Strategy            Seeks growth of capital.                  MetLife Advisers, LLC
 Portfolio-- Class B
MFS(R) Research International          Seeks capital appreciation.               MetLife Advisers, LLC
 Portfolio-- Class B                                                             Subadviser: Massachusetts Financial
                                                                                 Services Company
Oppenheimer Global Equity              Seeks capital appreciation.               MetLife Advisers, LLC
 Portfolio-- Class A                                                             Subadviser: OppenheimerFunds, Inc.
PIMCO Inflation Protected Bond         Seeks maximum real return,                MetLife Advisers, LLC
 Portfolio-- Class A                   consistent with preservation of capital   Subadviser: Pacific Investment
                                       and prudent investment management.        Management Company LLC
PIMCO Total Return Portfolio--         Seeks maximum total return,               MetLife Advisers, LLC
 Class B                               consistent with the preservation of       Subadviser: Pacific Investment
                                       capital and prudent investment            Management Company LLC
                                       management.
Pioneer Fund Portfolio-- Class A       Seeks reasonable income and capital       MetLife Advisers, LLC
                                       growth.                                   Subadviser: Pioneer Investment
                                                                                 Management, Inc.
Pioneer Strategic Income Portfolio--   Seeks a high level of current income.     MetLife Advisers, LLC
 Class A                                                                         Subadviser: Pioneer Investment
                                                                                 Management, Inc.
SSgA Growth and Income ETF             Seeks growth of capital and income.       MetLife Advisers, LLC
 Portfolio-- Class B                                                             Subadviser: SSgA Funds
                                                                                 Management, Inc.
SSgA Growth ETF Portfolio-- Class B    Seeks growth of capital.                  MetLife Advisers, LLC
                                                                                 Subadviser: SSgA Funds
                                                                                 Management, Inc.
T. Rowe Price Large Cap Value          Seeks long-term capital appreciation      MetLife Advisers, LLC
 Portfolio-- Class B                   by investing in common stocks             Subadviser: T. Rowe Price Associates,
                                       believed to be undervalued. Income        Inc.
                                       is a secondary objective.
Third Avenue Small Cap Value           Seeks long-term capital appreciation.     MetLife Advisers, LLC
 Portfolio-- Class B                                                             Subadviser: Third Avenue
                                                                                 Management LLC
METROPOLITAN SERIES FUND
Barclays Aggregate Bond Index          Seeks to track the performance of the     MetLife Advisers, LLC
 Portfolio-- Class A                   Barclays U.S. Aggregate Bond Index.       Subadviser: MetLife Investment
                                                                                 Management, LLC
BlackRock Bond Income Portfolio--      Seeks a competitive total return          MetLife Advisers, LLC
 Class A                               primarily from investing in               Subadviser: BlackRock Advisors, LLC
                                       fixed-income securities.
BlackRock Capital Appreciation         Seeks long-term growth of capital.        MetLife Advisers, LLC
 Portfolio-- Class A                                                             Subadviser: BlackRock Advisors, LLC
BlackRock Diversified Portfolio--      Seeks high total return while             MetLife Advisers, LLC
 Class A                               attempting to limit investment risk       Subadviser: BlackRock Advisors, LLC
                                       and preserve capital.

              FUNDING OPTION                        INVESTMENT OBJECTIVE                INVESTMENT ADVISER/SUBADVISER
----------------------------------------- ---------------------------------------- --------------------------------------
BlackRock Money Market Portfolio--        Seeks a high level of current income     MetLife Advisers, LLC
 Class A                                  consistent with preservation of          Subadviser: BlackRock Advisors, LLC
                                          capital.
Frontier Mid Cap Growth Portfolio--       Seeks maximum capital appreciation.      MetLife Advisers, LLC
 Class D                                                                           Subadviser: Frontier Capital
                                                                                   Management Company, LLC
Jennison Growth Portfolio-- Class A       Seeks long-term growth of capital.       MetLife Advisers, LLC
                                                                                   Subadviser: Jennison Associates LLC
MetLife Conservative Allocation           Seeks a high level of current income,    MetLife Advisers, LLC
 Portfolio-- Class B                      with growth of capital as a secondary
                                          objective.
MetLife Conservative to Moderate          Seeks high total return in the form of   MetLife Advisers, LLC
 Allocation Portfolio-- Class B           income and growth of capital, with a
                                          greater emphasis on income.
MetLife Mid Cap Stock Index               Seeks to track the performance of the    MetLife Advisers, LLC
 Portfolio-- Class A+                     Standard & Poor's MidCap 400(R)          Subadviser: MetLife Investment
                                          Composite Stock Price Index.             Management, LLC
MetLife Moderate Allocation               Seeks a balance between a high level     MetLife Advisers, LLC
 Portfolio-- Class B                      of current income and growth of
                                          capital, with a greater emphasis on
                                          growth of capital.
MetLife Moderate to Aggressive            Seeks growth of capital.                 MetLife Advisers, LLC
 Allocation Portfolio-- Class B
MetLife Stock Index Portfolio--           Seeks to track the performance of the    MetLife Advisers, LLC
 Class A                                  Standard & Poor's 500(R) Composite       Subadviser: MetLife Investment
                                          Stock Price Index.                       Management, LLC
MFS(R) Total Return Portfolio-- Class F   Seeks a favorable total return through   MetLife Advisers, LLC
                                          investment in a diversified portfolio.   Subadviser: Massachusetts Financial
                                                                                   Services Company
MFS(R) Value Portfolio-- Class A          Seeks capital appreciation.              MetLife Advisers, LLC
                                                                                   Subadviser: Massachusetts Financial
                                                                                   Services Company
MSCI EAFE(R) Index Portfolio-- Class A    Seeks to track the performance of the    MetLife Advisers, LLC
                                          MSCI EAFE(R) Index.                      Subadviser: MetLife Investment
                                                                                   Management, LLC
Neuberger Berman Genesis                  Seeks high total return, consisting      MetLife Advisers, LLC
 Portfolio-- Class A                      principally of capital appreciation.     Subadviser: Neuberger Berman
                                                                                   Management LLC
Russell 2000(R) Index Portfolio--         Seeks to track the performance of the    MetLife Advisers, LLC
 Class A                                  Russell 2000(R) Index.                   Subadviser: MetLife Investment
                                                                                   Management, LLC
T. Rowe Price Large Cap Growth            Seeks long-term growth of capital        MetLife Advisers, LLC
 Portfolio-- Class B+                     and, secondarily, dividend income.       Subadviser: T. Rowe Price Associates,
                                                                                   Inc.
T. Rowe Price Small Cap Growth            Seeks long-term capital growth.          MetLife Advisers, LLC
 Portfolio-- Class B                                                               Subadviser: T. Rowe Price Associates,
                                                                                   Inc.
Western Asset Management Strategic        Seeks to maximize total return           MetLife Advisers, LLC
 Bond Opportunities Portfolio--           consistent with preservation of          Subadviser: Western Asset
 Class A+                                 capital.                                 Management Company

        FUNDING OPTION                    INVESTMENT OBJECTIVE            INVESTMENT ADVISER/SUBADVISER
------------------------------ ----------------------------------------- ------------------------------
Western Asset Management       Seeks to maximize total return            MetLife Advisers, LLC
 U.S. Government Portfolio--   consistent with preservation of capital   Subadviser: Western Asset
 Class A                       and maintenance of liquidity.             Management Company


+ Not available under all Contracts. Availability depends on Contract issue date.


UNDERLYING FUNDS WHICH ARE FUND OF FUNDS


The following Underlying Funds available within the Metropolitan Series Fund and Met Investors Series Trust are "fund of funds":

MetLife Conservative Allocation Portfolio
MetLife Conservative to Moderate Allocation Portfolio
MetLife Moderate Allocation Portfolio
MetLife Moderate to Aggressive Allocation Portfolio
MetLife Aggressive Strategy Portfolio
SSgA Growth ETF Portfolio
SSgA Growth and Income ETF Portfolio

"Fund of funds" Underlying Funds invest substantially all of their assets in other underlying funds or with respect to the SSgA Growth ETF Portfolio and the SSgA Growth and Income Portfolio, other exchanged-traded funds ("Underlying ETFs"). Therefore, each of these Underlying Funds will bear its pro rata share of the fees and expenses incurred by the underlying funds or Underlying ETFs in which it invests in addition to its own management fees and expenses. This will reduce the investment return of each of the fund of funds Underlying Funds. The expense levels will vary over time, depending on the mix of underlying funds or Underlying ETFs in which the fund of funds Underlying Fund invests. You may be able to realize lower aggregate expenses by investing directly in the underlying funds and Underlying ETFs instead of investing in the fund of funds Underlying Funds, if such underlying funds or Underlying ETFs are available under the Contract. However, no underlying ETFs and only some of the underlying funds are available under the Contract.




                                 FIXED ACCOUNT
--------------------------------------------------------------------------------
We may offer Our Fixed Account as a funding option. Please refer to Your Contract and Appendix F for more information.



                             CHARGES AND DEDUCTIONS
--------------------------------------------------------------------------------
GENERAL


We deduct the charges described below. The charges are for the services and benefits We provide, costs and expenses We incur, and risks We assume under the Contracts. Services and benefits We provide include:

   o the ability for You to make withdrawals and surrenders under the Contracts;

   o the death benefit paid on the death of the Contract Owner, Annuitant, or first of the joint owners;

   o the available Funding Options and related programs (including dollar cost averaging, portfolio rebalancing, and systematic withdrawal programs);

   o   administration of the Annuity options available under the Contracts;
       and

   o   the distribution of various reports to Contract Owners.

Costs and expenses We incur include:

   o losses associated with various overhead and other expenses associated with providing the services and benefits provided by the Contracts;

   o sales and marketing expenses including commission payments to Your sales agent; and

   o   other costs of doing business.

Risks We assume include:

   o that Annuitants may live longer than estimated when the Annuity factors under the Contracts were established;

   o that the amount of the death benefit will be greater than the Contract Value; and

   o that the costs of providing the services and benefits under the Contracts will exceed the charges deducted.

We may also deduct a charge for taxes.

Unless otherwise specified, charges are deducted proportionately from all Funding Options in which You are invested.

We may reduce or eliminate the withdrawal charge, the administrative charges and/or the mortality and expense risk charge under the Contract based upon characteristics of the group. Such characteristics include, but are not limited to, the nature of the group, size, facility by which Purchase Payments will be paid, and aggregate amount of anticipated persistency. The availability of a reduction or elimination of the withdrawal charge or the administrative charge will be made in a reasonable manner and will not be unfairly discriminatory to the interest of any Contract Owner.

The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designated charge. For example, the withdrawal charge We collect may not fully cover all of the sales and distribution expenses We actually incur. The amount of any fee or charge is not impacted by an outstanding loan. We may also profit on one or more of the charges. We may use any such profits for any corporate purpose, including the payment of sales expenses.


WITHDRAWAL CHARGE


We do not deduct a sales charge from Purchase Payments when they are made to the Contract. However, a withdrawal charge (deferred sales charge) of 5% will apply if a Purchase Payment is withdrawn within five years of its payment date. This deferred sales charge is deducted only from Purchase Payments withdrawn, not on growth. For this calculation, the five years is measured from the first day of the month the payment is made.

In the case of a partial withdrawal, payments made first will be considered to be withdrawn first ("first in, first out"). In no event may the withdrawal charge exceed 5% of premiums paid in the five years immediately preceding the withdrawal date, nor may the charge exceed 5% of the amount withdrawn.

For purposes of the withdrawal charge calculation, withdrawals will be deemed to be taken first from:

   (a)        any Purchase Payments to which no withdrawal charge applies then


   (b) any remaining free withdrawal allowance (as described below) after reduction by the amount of (a), then

   (c) any Purchase Payments to which withdrawal charges apply (on a first-in, first-out basis) and, finally

   (d)        from any Contract earnings

Unless You instruct Us otherwise, We will deduct the withdrawal charge from the amount requested.


DIVORCE. A withdrawal made pursuant to a divorce or separation instrument is subject to the same withdrawal charge provisions described in this section, if permissible under tax law. In addition, the withdrawal will reduce the Contract Value and the death benefit. The withdrawal could have a significant negative impact on the death benefit.


We will not deduct a withdrawal charge if Purchase Payments are distributed:

   o   from death proceeds

   o   after the first Contract Year, upon election of an Annuity payout
       (based upon life expectancy) or due to minimum distribution requirements


The withdrawal charge will be waived if:

   o   an Annuity payout is begun after the first Contract Year

   o the Participant under a group Contract or Annuitant under an individual Contract dies

   o the Participant under a group Contract or Annuitant under an individual Contract becomes disabled (as defined by the IRS) subsequent to purchase of the Contract

   o the Participant under a group Contract, or Annuitant under an individual Contract, under a tax-deferred Annuity Plan (403(b) Plan) retires after age 55, provided the Contract has been in effect five years or more and provided the payment is made to the Contract Owner or Participant, as provided in the Plan

   o the Participant under a group Contract, or Annuitant under an individual Contract, under an IRA reaches age 70 1/2, provided the Contract has been in effect five years or more

   o the Participant under a group Contract, or Annuitant under an individual Contract, under a qualified pension or profit-sharing Plan (including a 401(k) Plan) retires at or after age 59 1/2, provided the Contract, as applicable has been in effect five years or more; or if refunds are made to satisfy the anti-discrimination test. (For those Participants under Contracts issued before May 1, 1992, the withdrawal charge will also be waived if the Participant or Annuitant retires at normal retirement age (as defined by the Plan), provided the Contract, as applicable has been in effect one year or more)

   o the Participant under a Section 457 deferred compensation Plan retires and the Contract has been in effect five years or more, or if a financial hardship or disability withdrawal has been allowed by the Plan administrator under applicable IRS rules

   o for group Contracts, the Participant under a Section 457 deferred compensation Plan established by the Deferred Compensation Board of the state of New York or a "public employer" in that state (as defined in Section 5 of the New York State Finance Laws) terminates employment. The withdrawal charge will also be waived for such a Plan at the termination date specified in the Contract

   o for group Contracts, the Participant under a pension or profit-sharing Plan, including a 401(k) Plan, Section 457 deferred compensation Plan, or a tax deferred Annuity Plan (403(b) Plan) that is subject to the Employee Retirement Income Security Act of 1974 ("ERISA") retires at normal retirement age (as defined by the Plan) or terminates employment, provided that the Contract Owner purchases this Contract in conjunction with a group unallocated flexible Annuity Contract issued by the Company;

   o for group Contracts, if permitted in Your state, the Participant under a tax deferred Annuity Plan (403(b) Plan), 401(k) Plan, 401(a) Plan,
       Section 457 deferred compensation Plan, or 403(a) arrangement, makes a direct transfer to another funding option or Annuity contract issued by Us or by one of Our affiliates and We agree; or

   o the Participant under a group Qualified Contract or Annuitant under an individual Qualified Contract, takes a withdrawal to avoid required federal income tax penalties. This waiver applies to amounts required to be distributed from this Contract only.


FREE WITHDRAWAL ALLOWANCE

Beginning in the second Contract Year and prior to the Maturity Date, You may withdraw up to 10% of the Contract Value annually. We calculate the available withdrawal amount as of the end of the previous Contract Year. The 10% free withdrawal allowance may not exceed the amount of total Purchase Payments no longer subject to a withdrawal charge. The free withdrawal allowance is not cumulative (for example only using 5% of the free withdrawal allowance in a Contract Year does not allow a 15% free withdrawal allowance in the next Contract Year). The free withdrawal provision applies to all withdrawals. You may withdraw the Free Withdrawal Allowance during the first Contract Year if taken under a systematic withdrawal program.

Any withdrawal is subject to federal income taxes on the taxable portion. In addition, a 10% federal penalty tax may be assessed on any withdrawal if the Contract Owner is under age 59 1/2. You should consult with Your tax adviser regarding the tax consequences of a withdrawal.


CONTRACT ADMINISTRATIVE CHARGE

We deduct a semiannual Contract administrative charge of $15 in June and December of each year for each Individual Account maintained. This charge is applied pro-rata to the Subaccounts. We will also prorate this charge (i.e., calculate) from the date of purchase or participation in the Plan. The charge compensates Us for expenses incurred in establishing and maintaining the Contract. We will also prorate this charge if You surrender Your Contract, or if We terminate Your Contract. This charge will not be deducted from amounts held in the Fixed Account.

MORTALITY AND EXPENSE RISK CHARGE


Each business day, We deduct a mortality and expense risk ("M&E") charge from amounts We hold in the Funding Options. We reflect the deduction in Our calculation of Accumulation and Annuity Unit values. The charges stated are the maximum for this product. This charge is equal to 1.25% annually. This charge compensates the Company for risks assumed, benefits provided and expenses incurred, including the payment of commissions to Your sales agent.


FUNDING OPTION EXPENSES

We summarized the charges and expenses of the Underlying Funds in the fee table. Please review the prospectus for each Underlying Fund for a more complete description of that fund and its expenses. Underlying Fund expenses are not fixed or guaranteed and are subject to change by the Underlying Fund.


VARIABLE LIQUIDITY BENEFIT CHARGE

If the Variable Liquidity Benefit is selected, there is a charge of 5% of the amounts withdrawn during the Annuity Period for the first five years following the initial Purchase Payment. Starting in year six, the Variable Liquidity Benefit charge is zero. This charge is not assessed during the accumulation phase. (Please refer to "Payment Options" section for a description of this benefit.)


PREMIUM TAX

Certain state and local governments charge Premium Taxes ranging from 0% to 3.5%, depending upon jurisdiction. The chart in Appendix G shows the jurisdictions where premium taxes are charged and the amount of these taxes. We are responsible for paying these taxes and will determine the method used to recover Premium Tax expenses incurred. We may deduct any applicable Premium Taxes from Your Contract Value either upon death, surrender, annuitization, or at the time You make Purchase Payments to the Contract, but no earlier than when We have a tax liability under state law.


CHANGES IN TAXES BASED UPON PREMIUM OR VALUE

If there is any change in a law assessing taxes against the Company based upon premiums, Contract gains or value of the Contract, We reserve the right to charge You proportionately for this tax.


TPA ADMINISTRATIVE CHARGES

We may be directed by the Contract Owner to deduct charges from Purchase Payments or Contract Values for payment to the Contract Owner, the TPA and/or other specified party. We will send these fees directly to the party specified by the Contract Owner. These charges are not separately levied by the Contract and are not subject to withdrawal charges. Such charges may include maintenance fees, transaction fees, recordkeeping and other administrative fees.

The Company pays selected TPAs, some of which may be owned by or in which Your registered representative has a financial interest, a flat per Participant fee for various services in lieu of Our providing those services to Plan clients directly. We are solely responsible for the payment of these fees, and they are not deducted from Your Contract.



                                   TRANSFERS
--------------------------------------------------------------------------------
Subject to the limitations described below, You may transfer all or part of Your Contract Value between Funding Options at any time up to 30 days before the Maturity Date. After the Maturity Date, You may make transfers only if allowed by Your Contract or with Our consent. Transfer requests received at Our Home Office that are in Good Order before the close of the NYSE will be processed according to the value(s) next computed following the close of business. Transfer requests received on a non-business day or after the close of the NYSE will be processed based on the value(s) next computed on the next business day.

Where permitted by state law, We reserve the right to restrict transfers from the Funding Options to the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified under the Contract. Transfers from the Fixed Account are subject to restrictions described in Appendix F.

Currently, there are no charges for transfers; however, We reserve the right to charge a fee for any transfer request which exceeds twelve per year. Since each Underlying Fund may have different overall expenses, a transfer of Contract

Values from one Funding Option to another could result in Your investment becoming subject to higher or lower expenses. Also, when making transfers, You should consider the inherent risks associated with the Funding Options to which Your Contract Value is allocated.



RESTRICTIONS ON TRANSFERS


RESTRICTIONS ON FREQUENT TRANSFERS. Frequent requests from Contract Owners to transfer Contract Value may dilute the value of an Underlying Fund's shares if the frequent trading involves an attempt to take advantage of pricing inefficiencies created by a lag between a change in the value of the securities held by the Underlying Fund and the reflection of that change in the Underlying Fund's share price ("arbitrage trading"). Frequent transfers involving arbitrage trading may adversely affect the long-term performance of the Underlying Funds, which may in turn adversely affect Contract Owners and other persons who may have an interest in the Contracts (e.g., Annuitants and Beneficiaries).

We have policies and procedures that attempt to detect and deter frequent transfers in situations where We determine there is a potential for arbitrage trading. Currently, We believe that such situations may be presented in the international, small-cap, and high-yield Underlying Funds (i.e., BlackRock High Yield Portfolio, Clarion Global Real Estate Portfolio, Fidelity (R)High Income Portfolio, Franklin Small-Mid Cap Growth Securities Fund, Harris Oakmark International Portfolio, Invesco Small Cap Growth Portfolio, Janus Aspen Series Overseas Portfolio, JPMorgan Small Cap Value Portfolio, ClearBridge Variable Small Cap Growth Portfolio, Loomis Sayles Global Markets Portfolio, Lord Abbett Bond Debenture Portfolio, MFS(R) Research International Portfolio, MSCI EAFE(R) Index Portfolio, Neuberger Berman Genesis Portfolio, Oppenheimer Global Equity Portfolio, Pioneer Strategic Income Portfolio, Russell 2000(R) Index Portfolio,
T. Rowe Price Small Cap Growth Portfolio, Templeton Developing Markets Securities Fund, Templeton Foreign Securities Fund, Third Avenue Small Cap Value Portfolio and Western Asset Management Strategic Bond Opportunities Portfolio- the "Monitored Portfolios"), and We monitor transfer activity in those Monitored Portfolios. We employ various means to monitor transfer activity, such as examining the frequency and size of transfers into and out of the Monitored Portfolios within given periods of time. For example, We currently monitor transfer activity to determine if, for each of the Monitored Portfolios, in a three-month period there were two or more "round-trips" of a certain dollar amount or greater. A round-trip is defined as a transfer in followed by a transfer out within the next 10 calendar days, or a transfer out followed by a transfer in within the next 10 calendar days. In the case of a Contract that has been restricted previously, a single round-trip of a certain dollar amount or greater will trigger the transfer restrictions described below. WE DO NOT BELIEVE THAT OTHER UNDERLYING FUNDS PRESENT A SIGNIFICANT OPPORTUNITY TO ENGAGE IN ARBITRAGE TRADING AND THEREFORE DO NOT MONITOR TRANSFER ACTIVITY IN THOSE UNDERLYING FUNDS. We may change the Monitored Portfolios at any time without notice in Our sole discretion.

Our policies and procedures may result in transfer restrictions being applied to deter frequent transfers. Currently, when We detect transfer activity in the Monitored Portfolios that exceeds Our current transfer limits, We will exercise Our contractual right to restrict Your number of transfers to one every six months.

Transfers made under a Dollar Cost Averaging Program, a rebalancing program or, if applicable, any asset allocation program described in this prospectus are not treated as frequent transfers when We evaluate trading patterns for frequent transfers.

The detection and deterrence of harmful transfer activity involves judgments that are inherently subjective, such as the decision to monitor only those Underlying Funds that We believe are susceptible to arbitrage trading or the determination of the transfer limits. Our ability to detect and/or restrict such transfer activity may be limited by operational and technological systems, as well as Our ability to predict strategies employed by Contract Owners to avoid such detection. Our ability to restrict such transfer activity also may be limited by provisions of the Contract. Accordingly, there is no assurance that We will prevent all transfer activity that may adversely affect Contract Owners and other persons with interests in the Contracts. We do not accommodate frequent transfers in any Underlying Fund and there are no arrangements in place to permit any Contract Owner to engage in frequent transfers; We apply Our policies and procedures without exception, waiver, or special arrangement.

The Underlying Funds may have adopted their own policies and procedures with respect to frequent transfers of their respective shares and We reserve the right to enforce these policies and procedures. For example, Underlying Funds may assess a redemption fee (which We reserve the right to collect) on shares held for a relatively short period. The prospectuses for the Underlying Funds describe any such policies and procedures, which may be more or less restrictive than the policies and procedures We have adopted. Although We may not have the contractual authority or the operational capacity to apply the frequent transfer policies and procedures of the Underlying Funds, We have entered into a written agreement, as required by SEC regulation, with each Underlying Fund or its principal underwriter that obligates Us to provide to the Underlying Fund promptly upon request certain information about the trading activity of an individual Contract Owner, and to execute instructions from the Underlying Fund to restrict or prohibit further Purchase Payments or transfers by specific Contract Owners who violate the frequent trading policies established by the Underlying Fund.


In addition, Contract Owners and other persons with interests in the Contracts should be aware that the purchase and redemption orders received by the Underlying Funds generally are "omnibus" orders from intermediaries, such as retirement Plans or Separate Accounts funding variable insurance contracts. The omnibus orders reflect the aggregation and netting of multiple orders from individual Contract Owners of variable insurance Contracts and/or individual retirement Plans Participants. The omnibus nature of these orders may limit the Underlying Funds in their ability to apply their frequent transfer policies and procedures. In addition, the other insurance companies and/or retirement Plans may have different policies and procedures or may not have any such policies and procedures because of contractual limitations. For these reasons, We cannot guarantee that the Underlying Funds (and thus Contract Owners) will not be harmed by transfer activity relating to other insurance companies and/or retirement Plans that may invest in the Underlying Funds. If an Underlying Fund believes that an omnibus order reflects one or more transfer requests from Contract Owners engaged in frequent trading, the Underlying Fund may reject the entire omnibus order.

In accordance with applicable law, We reserve the right to modify or terminate the transfer privilege at any time. We also reserve the right to defer or restrict the transfer privilege at any time that We are unable to purchase or redeem shares of any of the Underlying Funds, including any refusal or restriction on purchases or redemptions of their shares as a result of their own policies and procedures on frequent transfers (even if an entire omnibus order is rejected due to the frequent transfers of a single Contract Owner). You should read the Underlying Fund prospectuses for more details.

RESTRICTIONS ON LARGE TRANSFERS/REALLOCATIONS. Large transfers may increase brokerage and administrative costs of the Underlying Funds and may disrupt portfolio management strategy, requiring an Underlying Fund to maintain a high cash position and possibly resulting in lost investment opportunities and forced liquidations. We do not monitor for large transfers to or from Underlying Funds except where the portfolio manager of a particular Underlying Fund has brought to Our attention for investigation on a case-by-case basis. For example, some managers have asked Us to monitor for "block transfers" where transfer requests have been submitted on behalf of multiple Contract Owners by a third party such as an investment adviser. When We detect such large trades, We may impose restrictions similar to those described above.



DOLLAR COST AVERAGING

Dollar Cost Averaging or the pre-authorized transfer program (the "DCA Program") allows You to transfer a set dollar amount to other Funding Options on a monthly or quarterly basis during the accumulation phase of the Contract. Using this method, You will purchase more Accumulation Units in a Funding Option if the value per unit is low and will purchase fewer Accumulation Units if the value per unit is high. Therefore, You may achieve a lower-than-average cost per unit in the long run if You have the financial ability to continue the program over a long enough period of time. Dollar Cost Averaging does not assure a profit or protect against a loss.

You may elect the DCA Program through Written Request or other method acceptable to Us. You must have a minimum total Contract Value of $5,000 to enroll in the DCA Program. The minimum amount that may be transferred through this program is $400. There is no additional fee to participate in the DCA Program.

You may establish pre-authorized transfers of Contract Values from the Fixed Account, subject to certain restrictions. Under the DCA Program, automated transfers from the Fixed Account may not deplete Your Fixed Account Value in less than twelve months from Your enrollment in the DCA Program.

In addition to the DCA Program, within the Fixed Account, We may credit increased interest rates to Contract Owners under an administrative Special DCA Program established at Our discretion, depending on availability and state law. Under this program, the Contract Owner may pre-authorize level transfers to any of the Funding Options under either a 6 Month Program or 12 Month Program. The 6 Month Program and the 12 Month Program will generally have different credited interest rates. Under the 6 Month Program, the interest rate can accrue up to 6 months on the remaining amounts in the Special DCA Program and We must transfer all Purchase Payments and accrued interest on a level basis to the selected Funding Options in 6 months. Under the 12 Month Program, the interest rate can accrue up to 12 months on the remaining amounts in the Special DCA Program and We must transfer all Purchase Payments and accrued interest in this DCA Program on a level basis to the selected Funding Options in 12 months.

The pre-authorized transfers will begin after the initial program Purchase Payment and complete enrollment instructions are received by the Company. If We do not receive complete program enrollment instructions within 15 days of receipt of the initial program Purchase Payment, the entire balance in the DCA Program will be transferred into the money market Funding Option.

You may start or stop participation in the DCA Program at any time, but You must give the Company at least 30 days' notice to change any automated transfer instructions that are currently in place. If You stop the Special DCA Program and elect to remain in the Fixed Account, We will credit Your Contract Value for the remainder of 6 or 12 months with the interest rate for non-DCA Program funds.

You may only have one DCA Program or Special DCA Program in place at one time. We will allocate any subsequent Purchase Payments We receive within the program period selected to the current Funding Options over the remainder of that program transfer period, unless You direct otherwise.

All provisions and terms of the Contract apply to the DCA and Special DCA Programs, including provisions relating to the transfer of money between Funding Options. Transfers made under any DCA Program will not be counted for purposes of restrictions We may impose on the number of transfers permitted under the Contract. We reserve the right to suspend or modify transfer privileges at any time and to assess a processing fee for this service.

We will terminate Your participation in the DCA Program upon notification of Your death.




                              ACCESS TO YOUR MONEY

--------------------------------------------------------------------------------
Under a group Contract, before a Participant's Maturity Date, We will pay all or any portion of that Participant's Cash Surrender Value, that is, the Contract Value less any withdrawal charge and any Premium Tax not previously deducted, to the owner or Participant, as provided in the Plan. A group
Contract Owner's account may be surrendered for cash without the consent of any Participant, as provided in the Plan.

The Contract Owner may redeem all or any portion of the Cash Surrender Value any time before the Maturity Date. Unless You submit a Written Request specifying the Fixed Account or Funding Option(s) from which We are to withdraw amounts, We will make the withdrawal on a pro rata basis. The Cash Surrender Value will be determined as of the close of business after We receive Your surrender request at Our Home Office. The Cash Surrender Value may be more or less than the Purchase Payments You made. You may not make withdrawals during the Annuity Period.

For amounts allocated to the Funding Options, We may defer payment of any Cash Surrender Value for a period of up to five business days after the Written Request is received. For amounts allocated to the Fixed Account, We may defer payment of any Cash Surrender Value for a period up to six months. In either case, it is Our intent to pay as soon as possible. We cannot process requests for withdrawals that are not in Good Order. We will contact You if there is a deficiency causing a delay and will advise what is needed to act upon the withdrawal request.

We may withhold payment of Cash Surrender Value or a Participant's loan proceeds if any portion of those proceeds would be derived from a Contract Owner's check that has not yet cleared (i.e., that could still be dishonored by Your banking institution). We may use telephone, fax, Internet or other means of communication to verify that payment from the Contract Owner's check has been or will be collected. We will not delay payment longer than necessary for Us to verify that payment has been or will be collected. Contract Owners may avoid the possibility of delay in the disbursement of proceeds coming from a check that has not yet cleared by providing Us with a certified check.

For those participating in the Texas Optional Retirement Program, withdrawals may only be made upon termination of employment, retirement or death as provided in the Texas Optional Retirement Program (See Appendix E for additional information).

If Your Contract is issued as part of a 403(b) Plan, there are restrictions on Your ability to make withdrawals from Your Contract. You may not withdraw contributions or earnings made to Your Contract after December 31, 1988 unless You are (a) age 59 1/2, (b) no longer employed, (c) deceased, (d) disabled, or
(e) experiencing a financial hardship. Even if You are experiencing a financial hardship, You may only withdraw contributions, not earnings. You should consult with Your tax adviser before making a withdrawal from Your Contract.


SYSTEMATIC WITHDRAWALS

Before the Maturity Date, You may choose to withdraw a specified dollar amount (at least $50) on a monthly, quarterly, semiannual or annual basis. We will deduct any applicable Premium Taxes and withdrawal charge. To elect systematic withdrawals You must make the election on the form We provide. We will surrender Accumulation Units pro rata from all Funding Options in which You have an interest, unless You instruct Us otherwise. You may begin or discontinue systematic withdrawals at any time by notifying Us in writing, but You must give at least 30 days notice to change any systematic withdrawal instructions that are currently in place. We will also discontinue systematic withdrawals upon notification of Your death.


We reserve the right to discontinue offering systematic withdrawals or to assess a processing fee for this service upon 30 days written notice to Contract Owners (where allowed by state law).

Each systematic withdrawal is subject to federal income taxes on the taxable portion, and may be subject to withdrawal charges. In addition, a 10% federal penalty tax may be assessed on systematic withdrawals if the Participant is under age 59 1/2. There is no additional fee for electing systematic withdrawals. You should consult with Your tax adviser regarding the tax consequences of systematic withdrawals.



                              OWNERSHIP PROVISIONS
--------------------------------------------------------------------------------
TYPES OF OWNERSHIP



CONTRACT OWNER

The Contract belongs to the Contract Owner named in the Contract (on the Contract Specifications page), or to any other person to whom You subsequently assign the Contract. You may only make an assignment of ownership or a collateral assignment for non-qualified Contracts. You have sole power during the Annuitant's lifetime to exercise any rights and to receive all benefits given in the Contract provided You have not named an irrevocable Beneficiary and provided You have not assigned the Contract.

You receive all payments while the Annuitant is alive unless You direct them to an alternate recipient. An alternate recipient does not become the Contract Owner.

If this Contract is purchased by a Beneficiary of another Contract who directly transferred the death proceeds due under that Contract, he/she will be granted the same rights the owner has under the Contract except that he/she cannot transfer ownership, take a loan or make additional Purchase Payments.

JOINT OWNER. For non-qualified Contracts only, You may name joint owners (e.g., spouses) in a Written Request before the Contract is in effect. Joint owners may independently exercise transfers allowed under the Contract. All other rights of ownership must be exercised by both owners. Joint owners own equal shares of any benefits accruing or payments made to them.


BENEFICIARY

You name the Beneficiary in a Written Request. The Beneficiary has the right to receive any death benefit proceeds remaining under the Contract upon the death of the Annuitant or the Contract Owner. If more than one Beneficiary survives the Annuitant or Contract Owner, they will share equally in benefits unless You recorded different shares with the Company by Written Request before the death of the Annuitant or Contract Owner. In the case of a non-spousal Beneficiary or a spousal Beneficiary who has not chosen to assume the Contract, We will not transfer or otherwise remove the death benefit proceeds from either the Funding Options or the Fixed Account, as most recently elected by the Contract Owner, until the Death Report Date.

Unless You have named an irrevocable Beneficiary, You have the right to change any Beneficiary by Written Request during the lifetime of the Annuitant and while the Contract continues.



ABANDONED PROPERTY REQUIREMENTS

Every state has unclaimed property laws which generally declare non-ERISA annuity contracts to be abandoned after a period of inactivity of three to five years from the contract's maturity date or the date the death benefit is due and payable. - For example, if the payment of a death benefit has been triggered, but, if after a thorough search, We are still unable to locate the Beneficiary of the death benefit, or the Beneficiary does not come forward to claim the death benefit in a timely manner, the death benefit will be paid to the abandoned property division or unclaimed property office of the state in which the Beneficiary of the Contract Owner last resided, as shown on Our books and records, or to Our state of domicile. - (Escheatment is the formal, legal name of this process.) - However, the state is obligated to pay the death benefit (without interest) if Your Beneficiary steps forward to claim it with the proper documentation. - To prevent Your Contract's proceeds from being paid to the state abandoned or unclaimed property office, it is important that You update Your Beneficiary designations, including addresses, if and as they change. - Please call 1-800-233-3591 to make such changes.



ANNUITANT


The Annuitant is designated in the Contract (on the Contract Specifications page), and is the individual on whose life the Maturity Date and the amount of the monthly Annuity Payments depend. You may not change the Annuitant after Your Contract is in effect.



                                 DEATH BENEFIT
--------------------------------------------------------------------------------
DEATH PROCEEDS BEFORE THE MATURITY DATE


The following death benefit applies to all Contracts that include a death benefit. We calculate the death benefit amount as of the date Our Home Office receives proof of death and instructions for payment in Good Order. All amounts will be reduced by any outstanding loans, prior withdrawals (including any applicable withdrawal charge) and any Premium Taxes due.


                                             INDIVIDUAL CONTRACT
-------------------------------------------------------------------------------------------------------------
IF ANNUITANT DIES ON OR AFTER AGE 75, AND BEFORE THE
 MATURITY DATE:
Amount paid: the Contract Value of the Contract
IF ANNUITANT DIES BEFORE AGE 75, AND BEFORE THE MATURITY
 DATE:
Amount paid: the greater of(1),(2) or(3) below:
 (1)                                                     the Contract Value
 (2)                                                     total Purchase Payments
 (3)                                                     the Contract Value on the most recent 5(th)
                                                         multiple Contract Year anniversary (i.e., 5(th),
                                                         10(th), 15(th), etc.) less any withdrawals made
                                                         since that anniversary before We receive Due Proof
                                                         of Death



                                                                                 GROUP CONTRACT
                                                         ---------------------------------------------------------------
IF ANNUITANT DIES ON OR AFTER AGE 75, AND BEFORE THE     IF PARTICIPANT DIES ON OR AFTER AGE 75, AND BEFORE THE
 MATURITY DATE:                                          MATURITY DATE:
Amount paid: the Contract Value of the Contract          Amount paid: the Participant's interest under the Contract
IF ANNUITANT DIES BEFORE AGE 75, AND BEFORE THE MATURITY IF PARTICIPANT DIES BEFORE AGE 75, AND BEFORE THE MATURITY
 DATE:                                                   DATE:
Amount paid: the greater of(1),(2) or(3) below:          Amount paid: the greatest of (1), (2) or (3) below:
 (1)                                                       (1)      the Participant's interest
 (2)                                                       (2)      the total Purchase Payments made on behalf of the
                                                                    Participant
 (3)                                                       (3)      the Participant's interest on the most recent 5(th)
                                                                    multiple Certificate year anniversary (i.e., 5(th),
                                                                    10(th), 15(th), etc.) less any withdrawals made
                                                                    since that anniversary before We receive Due Proof
                                                                    of Death.

PAYMENT OF PROCEEDS


We describe the process of paying death benefit proceeds before the Maturity Date in the charts below. The charts do not encompass every situation and are merely intended as a general guide. More detailed information is provided in Your Contract. Generally, the person(s) receiving the benefit may request that the proceeds be paid in one sum, including either by check, by placing the amount in an account that earns interest, or by any other method of payment that provides the Beneficiary with immediate and full access to the proceeds, or under other settlement options that We may make available.

If We are notified of Your death before any requested transaction is completed (including transactions under a DCA Program, automatic rebalancing program and systematic withdrawal program) We will cancel the request. As described above, the death benefit will be determined when We receive both proof of death and instructions for payment in Good Order.

                           NON-QUALIFIED CONTRACTS

                                                                                                       MANDATORY
  BEFORE THE MATURITY DATE,           THE COMPANY WILL                                                PAYOUT RULES
    UPON THE DEATH OF THE           PAY THE PROCEEDS TO:                    UNLESS                       APPLY*
 OWNER (WHO IS NOT THE        The Beneficiary (ies), or if    Unless the Beneficiary elects to   Yes
 ANNUITANT)                   none, to the Contract           continue the Contract rather
                              Owner's estate.                 than receive the distribution.
 OWNER (WHO IS THE            The Beneficiary (ies), or if    Unless the Beneficiary elects to   Yes
 ANNUITANT)                   none, to the Contract           continue the Contract rather
                              Owner's estate.                 than receive the distribution.
 ANNUITANT (WHO IS NOT THE    The Beneficiary (ies), or if    Unless the Beneficiary elects to   Yes
 CONTRACT OWNER)              none, to the Contract           continue the Contract rather
                              Owner.                          than receive the distribution.
 ANNUITANT (WHO IS THE        See death of "owner who is                                         Yes
 CONTRACT OWNER)              the Annuitant" above.
 ANNUITANT (WHERE OWNER IS    The Beneficiary (ies) (e.g.                                        Yes (Death of
 A NONNATURAL ENTITY/TRUST)   the trust) or if none, to the                                      Annuitant is treated
                              owner.                                                             as death of the
                                                                                                 owner in these
                                                                                                 circumstances.)
 BENEFICIARY                  No death proceeds are                                              N/A
                              payable; Contract
                              continues.
 CONTINGENT BENEFICIARY       No death proceeds are                                              N/A
                              payable; Contract
                              continues.

                              QUALIFIED CONTRACTS


                                                                                               MANDATORY
 BEFORE THE MATURITY DATE,         THE COMPANY WILL                                           PAYOUT RULES
   UPON THE DEATH OF THE         PAY THE PROCEEDS TO:                   UNLESS                   APPLY*
 OWNER/ANNUITANT            The Beneficiary(ies), or if   Unless the Beneficiary elects to   Yes
                            none, to the Contract         continue the Contract rather
                            Owner's estate.               than receive the distribution.
 BENEFICIARY                No death proceeds are                                            N/A
                            payable; Contract
                            continues.
 CONTINGENT BENEFICIARY     No death proceeds are                                            N/A
                            payable; Contract
                            continues.

* Certain payout rules of the Code are triggered upon the death of any Contract Owner. Non-spousal Beneficiaries (as well as spousal Beneficiaries who choose not to assume the Contract) must begin taking distributions based on the Beneficiary's life expectancy within one year of death or take a complete distribution of Contract proceeds within 5 years of death. For Qualified Contracts, if mandatory distributions have begun at the death of the Annuitant, the 5 year payout option is not available.

BENEFICIARY CONTRACT CONTINUANCE (NOT PERMITTED FOR NON-NATURAL BENEFICIARIES)


If You die before the Maturity Date, and if the value of any Beneficiary's portion of the death benefit is between $20,000 and $1,000,000 as of the Death Report Date, (more than $1,000,000 is subject to Home Office approval), Your Beneficiary(ies) may elect to continue his/her portion of the Contract subject to applicable Code distribution requirements, and take required distributions over time, rather than receive the death benefit in a lump-sum. If the Beneficiary chooses to continue the Contract, the Beneficiary can extend the payout phase of the Contract enabling the Beneficiary to "stretch" the death benefit distributions out over his life expectancy as permitted by the Code.

If Your Beneficiary elects to continue the Contract, the death benefit will be calculated as of the Death Report Date. The initial Contract Value of the continued Contract (the "adjusted Contract Value") will equal the greater of the Contract Value or the death benefit calculated on the Death Report Date and will be allocated to the Funding Options in the same proportion as prior to the Death Report Date. If the adjusted Contract Value is allocated to the Funding Options, the Beneficiary bears the investment risk.

The Beneficiary who continues the Contract will be granted the same rights as the owner under the original Contract, except the Beneficiary cannot:

   o   transfer ownership

   o   make additional Purchase Payments

The Beneficiary may also name his/her own Beneficiary ("succeeding Beneficiary") and has the right to take withdrawals at any time after the Death Report Date without a withdrawal charge. All other fees and charges applicable to the original Contract will also apply to the continued Contract. All benefits and features of the continued Contract will be based on the Beneficiary's age on the Death Report Date as if the Beneficiary had purchased the Contract with the adjusted Contract Value on the Death Report Date.


PLANNED DEATH BENEFIT


You may request that rather than receive a lump-sum death benefit, the Beneficiary(ies) receive all or a portion of the death benefit proceeds either:


   o through an Annuity for life or a period that does not exceed the Beneficiary's life expectancy or

   o under the terms of the Beneficiary Continuance provision described above. If the Beneficiary Continuance provision is selected as a planned death benefit, no surrenders will be allowed other than payments meant to satisfy minimum distribution amounts or systematic withdrawal amounts, if greater

You must make the planned death benefit request as well as any revocation of this request in writing. Upon Your death, Your Beneficiary(ies) cannot revoke or modify this request. If the death benefit at the time We receive Due Proof of Death is less than $2,000, We will only pay a lump sum to the Beneficiary. If periodic payments due under the planned death benefit election are less than $100, We reserve the right to make Annuity Payments at less frequent intervals, resulting in a payment of at least $100 per year. If no Beneficiary is alive when death benefits become payable, We will pay the death benefit as provided in Your Contract.


DEATH PROCEEDS AFTER THE MATURITY DATE

If any Contract Owner, Participant or the Annuitant dies on or after the Maturity Date, the Company will pay the Beneficiary a death benefit consisting of any benefit remaining under the Annuity option then in effect.


TOTAL CONTROL ACCOUNT

If Your Contract was issued in connection with a 403(b) Plan, Your Beneficiary may elect to have the Contract's death benefit proceeds paid through a settlement option called the Total Control Account. The Total Control Account is an interest-bearing account through which the Beneficiary has immediate and full access to the proceeds, with unlimited draft writing privileges. We credit interest to the account at a rate that will not be less than a guaranteed minimum annual effective rate.

Assets backing the Total Control Accounts are maintained in Our general account and are subject to the claims of Our creditors. We will bear the investment experience of such assets; however, regardless of the investment experience of such assets, the interest credited to the Total Control Account will never fall below the applicable guaranteed minimum annual effective rate. Because We bear the investment experience of the assets backing the Total Control Account, We may receive a profit from these assets. The Total Control Account is not insured by the FDIC or any other governmental agency.



                               THE ANNUITY PERIOD
--------------------------------------------------------------------------------
MATURITY DATE


Under the Contract, You can receive regular payments ("Annuity Payments"). You can choose the month and the year in which those payments begin ("Maturity Date"). You can also choose among payout options or elect a lump-sum distribution. While the Annuitant is alive, You can change Your selection any time up to the Maturity Date. Annuity Payments will begin on the Maturity Date stated in the Contract unless (1) You fully surrendered the Contract; (2) We paid the proceeds to the Beneficiary before that date; or (3) You elected another date. Annuity Payments are a series of periodic payments (a) for life;
(b) for life with either a minimum number of payments or a specific amount assured; or (c) for the joint lifetime of the Annuitant and another person, and thereafter during the lifetime of the survivor . Annuity Payments may also be paid for a fixed period. We may require proof that the Annuitant is alive before Annuity Payments are made. Not all options may be available in all states.


You may choose to annuitize at any time after the first Contract Date anniversary. Unless You elect otherwise, the Maturity Date will be the Annuitant's 70th birthday for Qualified Contracts and the Annuitant's 75th birthday for non-qualified Contracts or ten years after the effective date of the Contract, if later. (For Contracts issued in Florida and New York, the Maturity Date You elect may not be later than the Annuitant's 90th birthday).


At least 30 days before the original Maturity Date, You may elect to extend the Maturity Date to any time prior to the Annuitant's 85th birthday, or to a later date with Our consent. You may use certain Annuity options taken at the Maturity Date to meet the minimum required distribution requirements of federal tax law, or You may use a program of withdrawals instead. These mandatory distribution requirements take effect generally upon the death of the Contract Owner, or with certain Qualified Contracts upon either the later of the Contract Owner's attainment of age 70 1/2 or year of retirement. You should seek independent tax advice regarding the election of minimum required distributions.


These provisions are subject to restrictions that may apply in Your state, restrictions imposed by Your selling firm and Our current established administrative procedures.

PLEASE BE AWARE THAT ONCE YOUR CONTRACT IS ANNUITIZED, YOU ARE INELIGIBLE TO RECEIVE THE DEATH BENEFIT. -



ALLOCATION OF ANNUITY

You may elect to receive Your Annuity Payments in the form of a Variable Annuity, a Fixed Annuity, or a combination of both. If, at the time Annuity Payments begin, You have not made an election, We will apply Your Contract Value to provide an Annuity funded by the same Funding Options as You have selected during the Accumulation Period. At least 30 days before the Maturity Date, You may transfer the Contract Value among the Funding Options in order to change the basis on which We will determine Annuity Payments. (See "Transfers".)


VARIABLE ANNUITY

You may choose an Annuity payout that fluctuates depending on the investment experience of the Funding Options. We determine the number of Annuity Units credited to the Contract by dividing the first monthly Annuity Payment attributable to each Funding Option by the corresponding Accumulation Unit value as of 14 days before the date Annuity Payments begin. We use an Annuity Unit to measure the dollar value of an Annuity Payment. The number of Annuity Units (but not their value) remains fixed during the Annuity Period.

DETERMINATION OF FIRST ANNUITY PAYMENT. Your Contract contains the tables We use to determine Your first monthly Annuity Payment. If You elect a Variable Annuity, the amount We apply to it will be the Cash Surrender Value as of 14 days before the date Annuity Payments begin, less any applicable Premium Taxes not previously deducted.

The amount of Your first monthly payment depends on the Annuity option You elected and the Annuitant's adjusted age. Your Contract contains the formula for determining the adjusted age. We determine the total first monthly Annuity Payment by multiplying the benefit per $1,000 of value shown in the Contract tables by the number of thousands of dollars of Contract Value You apply to that Annuity option. The Contract tables factor in an assumed daily net investment factor of 3.5%. We call this Your net investment rate. Your net investment rate corresponds to an annual interest rate of 3.5%. This means that if the annualized investment performance, after expenses, of Your Funding Options is less than 3.5% then the dollar amount of Your Variable Annuity Payments will decrease. However, if the annualized investment performance, after expenses, of Your Funding Options is greater than 3.5% then the dollar amount of Your Variable Annuity Payments will increase.

DETERMINATION OF SECOND AND SUBSEQUENT ANNUITY PAYMENTS. The dollar amount of all subsequent Annuity Payments changes from month to month based on the investment experience of the applicable Funding Options. The total amount of each Annuity Payment will equal the sum of the basic payments in each Funding Option. We determine the actual amounts of these payments by multiplying the number of Annuity Units We credited to each Funding Option by the corresponding Annuity Unit value as of the date 14 days before the date the payment is due.


FIXED ANNUITY


You may choose a Fixed Annuity that provides payments that do not vary during the Annuity Period. We will calculate the dollar amount of the first Fixed Annuity Payment (as described under "Variable Annuity,") except that the amount We apply to begin the Annuity will be Your Contract Value as of the date Annuity Payments begin. Payout rates will not be lower than those shown in the Contract. If it would produce a larger payment, the first Fixed Annuity Payment will be determined using the Life Annuity Tables in effect for the same class of Contract Owners on the Maturity Date.



                                PAYMENT OPTIONS
--------------------------------------------------------------------------------
ELECTION OF OPTIONS


While the Annuitant is alive, You can change Your Annuity option selection any time up to the Maturity Date. Once Annuity Payments have begun, no further elections are allowed.

During the Annuitant's lifetime, if You do not elect otherwise before the Maturity Date, We will pay You (or another designated payee) the first of a series of monthly Annuity Payments based on the life of the Annuitant, in accordance with Annuity Option 2 (Life Annuity with 120, 180 or 240 monthly payments assured). For certain Qualified Contracts, Annuity Option 4 (Joint and Last Survivor Life Annuity-- Annuity Reduced on Death of Primary Payee) will be the automatic option as described in the Contract. (See "Annuity Options".)

The minimum amount that can be placed under an Annuity option will be $2,000 unless We agree to a lesser amount. If any monthly periodic payment due is less than $20, We reserve the right to make payments at less frequent intervals, or to pay the Contract Value in a lump-sum.

On the Maturity Date, We will pay the amount due under the Contract in accordance with the Payment Option that You select. You may choose to receive a single lump-sum payment. You must elect an option in writing, in a form satisfactory to the Company. Any election made during the lifetime of the Annuitant must be made by the Contract Owner/Participant.


ANNUITY OPTIONS

Where required by state law or under a qualified retirement Plan, the Annuitant's sex will not be taken into account in calculating Annuity Payments. Annuity rates will not be less than the rates guaranteed by the Contract at the time of purchase for the assumed investment return and Annuity option elected. Due to underwriting, administrative or Code considerations, the choice of percentage reduction and/or the duration of the guarantee period may be limited. Tax rules with respect to decedent Contracts may prohibit election of joint and survivor Annuity options and/or may also prohibit payments for as long as the owner's life in certain circumstances.

Annuity options that guarantee payments for two lifetimes (joint and last survivor) will result in smaller payments than Annuity options with payments for only one lifetime.

Annuity options that guarantee that payments will be made for a certain number of years regardless of whether the Annuitant or joint Annuitant is alive (such as Option 2, as defined below) result in payments that are smaller than with Annuity options without such a guarantee (such as Option 1, Option 3, or Option 4, as defined below). In addition, to the extent the Annuity option has a guarantee period, choosing a shorter guarantee period will result in each payment being larger.

Option 1 -- Life Annuity-- No Refund. The Company will make Annuity Payments during the lifetime of the Annuitant, terminating with the last payment preceding death. While this option offers the maximum periodic payments, there is no assurance of a minimum number of payments nor a provision for a death benefit for Beneficiaries.

Option 2 -- Life Annuity with 120, 180 or 240 Monthly Payments Assured. The Company will make monthly Annuity Payments during the lifetime of the Annuitant, with the agreement that if, at the death of that person, payments have been made for less than 120, 180 or 240 months, as elected, payments will be continued during the remainder of the period to the Beneficiary designated. The Beneficiary may instead receive a single sum settlement equal to the discounted value of the future payments with the interest rate equivalent to the assumption originally used when the Annuity began.

Option 3 -- Joint and Last Survivor Life Annuity-- No Refund. The Company will make Annuity Payments during the lifetime of the Annuitant and a second person. When either person dies, We will continue making payments to the survivor. No further payments will be made following the death of the survivor. There is no assurance of a minimum number of payments, nor is there a provision for a death benefit upon the survivor's death.

Option 4 -- Joint and Last Survivor Life Annuity-- Annuity Reduced on Death of Primary Payee. The Company will make Annuity Payments during the lifetimes of the Annuitant and a second person. One of the two persons will be designated as the primary payee. The other will be designated as secondary payee. On the death of the secondary payee, if survived by the primary payee, the Company will continue to make monthly Annuity Payments to the primary payee in the same amount that would have been payable during the joint lifetime of the two persons. On the death of the primary payee, if survived by the secondary payee, the Company will continue to make Annuity Payments to the secondary payee in an amount equal to 50% of the payments, which would have been made during the lifetime of the primary payee. No further payments will be made once both payees have died.

Option 5 -- Payments for a Fixed Period (Term Certain). We will make periodic payments for the period selected. Please note that Option 5 may not satisfy the minimum required distribution rules for Qualified Contracts. Consult a tax adviser before electing this option.

Option 6 -- Unit Refund Life Annuity. The Company will make Annuity Payments during the lifetime of the person on whose life payments are based, terminating with the last payment due before the death of that person, provided that, at death, the Beneficiary will receive in one sum the current dollar value of the number of Annuity Units equal to (a) minus (b) (if that difference is positive) where: (a) is the total amount applied under the option divided by the Annuity Unit value on the due date of the first Annuity Payment, and (b) is the product of the number of the Annuity Units represented by each payment and the number of payments made.

Option 7 -- Other Annuity Options. We will make any other arrangements for Annuity Payments as may be mutually agreed upon.


VARIABLE LIQUIDITY BENEFIT


This benefit is only offered with the Annuity option "Payments for a Fixed Period (Term Certain)."

At any time after annuitization and before death, the Contract Owner may surrender and receive a payment equal to (A) minus (B), where (A) equals the present value of remaining certain payments, and (B) equals a withdrawal charge not to exceed the maximum withdrawal charge rate shown on the Contract Specifications page multiplied by (A). The interest rate used to calculate the present value is a rate 1% higher than the assumed (daily) net investment factor used to calculate the Annuity Payments. The remaining period certain payments are assumed to be level payments equal to the most recent period certain payment prior to the request for this liquidity benefit. A withdrawal charge is not imposed if the surrender is made after the expiration of the withdrawal charge period shown on the specifications page of the Contract.

                       MISCELLANEOUS CONTRACT PROVISIONS
--------------------------------------------------------------------------------
RIGHT TO RETURN


You may return the Contract for a full refund of the Contract Value plus any Contract charges and Premium Taxes You paid (but not any fees and charges the Underlying Fund assessed) within ten days after You receive it (the "right to return period"). The number of days for the right to return varies by state. Depending on state law, We may refund all of Your Purchase Payments or Your Contract Value. You bear the investment risk of investing in the Funding Options during the right to return period; therefore, if Your state only requires return of Contract Value, the Contract Value returned may be greater or less than Your Purchase Payment.

If You purchase the Contract as an IRA, and return it within the first seven days after delivery, or longer if Your state permits, We will refund Your Purchase Payment in full; during the remainder of the right to return period, We will refund the Contract Value (including charges).

We will determine the Contract Value following the close of the business day on which We receive Your Contract and a Written Request for a refund. Where state law requires a different period, or the return of Purchase Payments or other variations of this provision, We will comply. Refer to Your Contract for any state-specific information.


TERMINATION OF ALLOCATED CONTRACTS

We reserve the right to terminate the Contract on any business day if the Contract Value as of that date is less than $500 and You have not made Purchase Payments for at least three years, unless otherwise specified by state law. Accordingly, no Contract will be terminated due solely to negative investment performance. Termination will not occur until 31 days after We have mailed notice of termination to the Contract Owner's last known address and to any assignee of record. If the Contract is terminated, We will pay You the Cash Surrender Value less any applicable Premium Tax, and less any applicable administrative charge. In certain states, We may be required to pay You the Contract Value.

We will not terminate any Contract if at the time the termination would otherwise occur the guaranteed amount under any death benefit is greater than the Contract Value. For all other Contracts, we reserve the right to exercise this termination provision, subject to obtaining any required regulatory approvals. We will not exercise this provision under Contracts issued in New York.


TERMINATION OF GROUP CONTRACT OR ACCOUNT

TERMINATION BY OWNER -- If an owner or a Participant terminates an account, in whole or in part, while the Contract remains in effect, and the value of the terminated account is to be either paid in cash to You or to a Participant; or transferred to any other funding vehicle, We will pay or transfer the Cash Surrender Value of the terminated account.

If this Contract is terminated, whether or not the Plan is terminated, and the owner or the Participant, as provided in the Plan, elect that values are not to be paid out in cash or transferred, the Company reserves the right to agree to apply a Participant's interest either as instructed by the owner or the Participant, or under one of the options described under Options in the Event of Termination of a Participant.

TERMINATION BY PARTICIPANT -- If a Participant terminates an Individual Account, in whole or in part, while the Contract remains in effect; and the value of the terminated Individual Account is to be either paid in cash to the Participant or transferred to any other funding vehicle, We will pay or transfer the Cash Surrender Value of the terminated account.

TERMINATION BY THE COMPANY AND TERMINATION AMOUNT -- If the Contract Value in a Participant's Individual Account is less than the termination amount stated in the Contract, and no premium has been applied to the account for at least three years, We reserve the right to terminate that account, and to move the Contract Value of that Participant's Individual Account to the owner's account.

If the Plan does not allow for this movement to the owner's account, the Contract Value, less any applicable Premium Tax not previously deducted, will be paid to that Participant or to the owner, as provided in the Plan.

We reserve the right to terminate this Contract on any Valuation Date if:

   o   there is no Contract Value in any Participant's Individual Account and

   o the Contract Value of the owner's account, if any, is less than $500 and

   o   the premium has not been paid for at least three years

If this Contract is terminated, the Contract Value of the owner's account, if any, less any applicable Premium Tax not previously deducted will be paid to You.

Termination will not occur until 31 days after We have mailed notice of termination to the group Contract Owner or the Participant, as provided in the Plan, at the last known address; and to any assignee of record.

We will not terminate any Contract that includes a guaranteed death benefit if at the time the termination would otherwise occur the guaranteed amount under any death benefit is greater than the Contract Value. For all other Contracts, We reserve the right to exercise this termination provision, subject to obtaining any required regulatory approvals. We will not exercise this provision under Contracts issued in New York. However, if You are the Participant and the Plan determines to terminate the Contract at a time when You have a guaranteed amount under any death benefit that is greater than the Contract Value, You forfeit any guaranteed amount You have accrued under the death benefit upon termination of the Contract.

OPTIONS IN THE EVENT OF TERMINATION OF A PARTICIPANT -- In the event that, before a Participant's Maturity Date, that Participant terminates participation in the Plan, the owner or that Participant, as provided in the Plan, with respect to that Participant's interest may elect:

   o if that Participant is at least 50 years of age, to have that Participant's interest applied to provide an Annuity option or an income option.

   o if the Contract is continued, to have that Participant's interest applied to continue as a paid-up deferred Annuity for that Participant, (i.e., the Contract Value remains in the Contract and the Annuity becomes payable under the same terms and conditions as the Annuity that would have otherwise been payable at the Maturity Date).

   o to have the owner or that Participant, as provided in the Plan, receive that Participant's interest in cash.

   o if the Participant becomes a Participant under another group Contract of this same type that is in effect with Us, to transfer that Participant's interest to that group Contract.

   o   to make any other arrangements as may be mutually agreed on.

If this Contract is continued, any Contract Value to which a terminating Participant is not entitled under the Plan will be moved to the owner's account.

AUTOMATIC BENEFIT -- In the event of termination, unless otherwise provided in the Plan, a Participant's interest will continue as a paid-up deferred Annuity in accordance with option 2 above, if this Contract is continued. Or, if this Contract is terminated, will be paid in cash to the owner or to that Participant, as provided in the Plan.

ANNUITY PAYMENTS -- Termination of this Contract or the Plan will not affect payments being made under any Annuity option, which began before the date of termination.


DISTRIBUTION FROM ONE ACCOUNT TO ANOTHER ACCOUNT

Under a group Contract, the owner may, as provided for in the Plan, distribute the Contract Value from the owner's account to one or more Individual Accounts. No distribution will be allowed between Individual Accounts.

The owner may, as required by and provided for in the Plan, move the Contract Value from any or all Individual Accounts to the owner's account without a charge.


CHANGE OF CONTRACT

For group Contracts, the Company may, at any time, make any changes, including retroactive changes, in the Contract to the extent that the change is required to meet the requirements of any federal law or regulation to which the Company is subject.

Except as provided in the paragraph immediately above, no change may be made in the Contract before the fifth anniversary of the Contract Date, and in no event will changes be made with respect to payments being made by the Company under any Annuity option which has commenced prior to the date of change. On and after the fifth anniversary of the Contract Date, the Company reserves the right to change the termination amount (see Termination of Contract or Account), the amount of certain charges and deductions, the calculation of the net investment rate and the unit values, and the Annuity tables. Any change in the Annuity tables will be applicable only to premiums received under the Contract after the change. The ability to make such change lessens the value of mortality and expense guarantees. Other changes (including changes to the administrative charge) may be applicable to all owners' accounts and Individual Accounts under the Contract, to only the owners' accounts and Individual Accounts established after the change, or to only premiums received under the Contract after the date of change as the Company declares at the time of change. The Company will give notice to the owner at least 90 days before the date the change is to take effect.


REQUIRED REPORTS


As often as required by law, but at least once in each Contract Year before the due date of the first Annuity Payment, We will furnish a report showing the number of Accumulation Units credited to the Contract and the corresponding Accumulation Unit value(s) as of the report date for each Funding Option to which the Contract Owner has allocated amounts during the applicable period. The Company will keep all records required under federal and state laws.


ASSIGNMENT


The Participant may not assign his or her rights under a group Contract. The owner may assign his or her rights under an individual or a group Contract if allowed by the Plan.


SUSPENSION OF PAYMENTS


The Company reserves the right to suspend or postpone the date of any payment or determination of values on any business day (1) when the New York NYSE is closed; (2) when trading on the NYSE is restricted; (3) when an emergency exists, as determined by the SEC, so that the sale of securities held in the Separate Account may not reasonably occur, or so that the Company may not reasonably determine the value of the Separate Account's net assets; or (4) during any other period when the SEC, by order, so permits for the protection of security holders. At any time, payments from the Fixed Account may be delayed up to 6 months.


MISSTATEMENT


We may require proof of age of the Owner, Beneficiary or Annuitant before making any payments under this Contract that are measured by the Owner's, Beneficiary's or Annuitant's life. If the age of the measuring life has been misstated, the amount payable will be the amount that would have been provided at the correct age.

Once Annuity Payments have begun, any overpayments or underpayments will be deducted from or added to the payment or payments made after the adjustment. In certain states, We are required to pay interest on any underpayments.


FUNDING OPTIONS


The Company reserves the right, subject to compliance with the law, to substitute investment alternatives under the Contract and/or offer additional Funding Options.

Certain Variable Annuity separate accounts and variable life insurance separate accounts may invest in the Funding Options simultaneously (called "mixed" and "shared" funding). It is conceivable that in the future it may be disadvantageous to do so. Although the Company and the Funding Options do not currently foresee any such disadvantages either to Variable Annuity Contract Owners or variable life policy owners, each Funding Option's Board of Directors intends to monitor events in order to identify any material conflicts between them and to determine what action, if any, should be taken. If a Board of Directors was to conclude that separate funds should be established for variable life and Variable Annuity separate accounts, the Variable Annuity Contract Owners would not bear any of the related expenses, but Variable Annuity Contract Owners and variable life insurance policy owners would no longer have the economies of scale resulting from a larger combined fund.

                             THE SEPARATE ACCOUNT
--------------------------------------------------------------------------------
The Company issues the Contract under Separate Account Eleven. Separate Account Eleven was established on November 14, 2002 and is registered with SEC as a unit investment trust under the Investment Company Act of 1940, as amended. Prior to December 8, 2008, the Company issued the Contract under MetLife of CT Fund U for Variable Annuities ("Fund U"). On December 8, 2008 Fund U, along with certain other separate accounts were combined with and into Separate Account Eleven.

We hold the assets of the Separate Account for the exclusive benefit of the owners of the Separate Account, according to the laws of Connecticut. Income, gains and losses, whether or not realized, from assets allocated to the Separate Account are, in accordance with the Contracts, credited to or charged against the Separate Account without regard to other income, gains and losses of the Company. The assets held by the Separate Account are not chargeable with liabilities arising out of any other business that We may conduct.

All investment income and other distributions of the Funding Options are payable to the Separate Account. We reinvest all such income and/or distributions in shares of the respective Funding Option at net asset value. Shares of the Funding Options are currently sold only to life insurance company separate accounts to fund Variable Annuity and variable life insurance contracts or to qualified pension or retirement Plans as permitted under the Code, and the regulations thereunder.

We reserve the right to transfer the assets of the Separate Account to another separate account, and to modify the structure or operation of the Separate Account, subject to necessary regulatory approvals. If We do so, We guarantee that the modification will not affect Your Contract Value.

Obligations under the Contract are obligations of the Company. Any obligations that exceed the assets in the Separate Account are payable by the Company's general account. The amount of the guaranteed death benefit and Annuity Payments that exceeds the Contract Value is paid from the Company's general account. Benefit amounts paid from the general account are subject to the financial strength and claims paying ability of the Company and Our long term ability to make such payments and are not guaranteed by any other party. We issue other Annuity contracts and life insurance policies where We pay all money We owe under those contracts and policies from Our general account. We are regulated as an insurance company under state law, which includes, generally, limits on the amount and type of investments in its general account. However, there is no guarantee that We will be able to meet Our claims paying obligations; there are risks to purchasing any insurance product.


PERFORMANCE INFORMATION


In advertisements for the Contract, We may include performance figures to show You how a Funding Option has performed in the past. These figures are rates of return or yield quotations shown as a percent. These figures show past performance of a Funding Option and are not an indication of how a Funding Option will perform in the future.

Our advertisements may show performance figures assuming that You do not elect any optional features. However, if You elect any optional features, they involve additional charges that will cause the performance of Your Funding Options to decrease. You may wish to speak with Your registered representative to obtain performance information specific to the optional features You may wish to select.

Performance figures for each Funding Option are based in part on the performance of a corresponding Underlying Fund. In some cases, the Underlying Fund may have existed before the technical inception of the corresponding Funding Option. In those cases, We can create "hypothetical historical performance" of a Funding Option. These figures show the performance that the Funding Option would have achieved had it been available during the entire history of the Underlying Fund.

In a low interest rate environment, yields for money market Subaccounts, after deduction of the Mortality and Expense Risk Charge, Administrative Expense Charge and the charge for any optional benefit riders (if applicable), may be negative even though the Underlying Fund's yield, before deducting for such charges, is positive. If You allocate a portion of Your Contract Value to a money market Subaccount or participate in an asset allocation program where Contract Value is allocated to a money market Subaccount under the applicable asset allocation model, that portion of Your Contract Value may decrease in value.

                          FEDERAL TAX CONSIDERATIONS
--------------------------------------------------------------------------------
The following information on taxes is a general discussion of the subject. It is not intended as tax advice. The Code is complex and subject to change regularly. Failure to comply with the tax law may result in significant adverse tax consequences and IRS penalties. Consult Your own tax adviser about Your circumstances, any recent tax developments, and the impact of state income taxation. For purposes of this section, We address Contracts and Annuity Payments under the Contracts together.

You should read the general provisions and any sections relating to Your type of Annuity to familiarize Yourself with some of the tax rules for Your particular Contract.

You are responsible for determining whether Your purchase of a Contract, withdrawals, Annuity Payments and any other transactions under Your Contract satisfy applicable tax law. We are not responsible for determining if Your employer's Plan or arrangement satisfies the requirements of the Code and/or the Employee Retirement Income Security Act of 1974 (ERISA).

Where otherwise permitted under the Contract, the transfer of ownership of a Contract, the designation or change in designation of an Annuitant, payee or other Beneficiary who is not also a Contract Owner, the selection of certain Maturity Dates, the exchange of a Contract, or the receipt of a Contract in an exchange, may result in income tax and other tax consequences, including additional withholding, estate tax, gift tax and generation skipping transfer tax, that are not discussed in this prospectus. Please consult Your tax adviser.


ANNUITY PURCHASES BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS

Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions from Annuity Contracts at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser's country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S. state and foreign taxation with respect to purchasing an Annuity Contract.

We do not expect to incur federal, state or local income taxes on the earnings or realized capital gains attributable to the Separate Account. However, if We do incur such taxes in the future, We reserve the right to charge amounts allocated to the Separate Account for these taxes.

To the extent permitted under federal tax law, We may claim the benefit of the corporate dividends received deduction and of certain foreign tax credits attributable to taxes paid by certain of the Underlying Funds to foreign jurisdictions.


GENERAL


Contracts are a means of setting aside money for future needs-usually retirement. Congress recognizes how important saving for retirement is and has provided special rules in the Code.

All tax-sheltered annuities ("TSAs"), 457(b), 403(a), individual retirement annuities ("IRAs") (including Simplified Employee Pensions ("SEP"s)), Keoghs and 401(k) Plans receive tax deferral under the Code. Although there are no additional tax benefits by funding such retirement arrangements with an Annuity, doing so offers You additional insurance benefits such as the availability of a guaranteed income for life.

Under current federal income tax law, the taxable portion of distributions and withdrawals from Variable Annuity Contracts (including TSAs, 457(b), 403(a), IRAs, Keoghs and 401(k)s) are subject to ordinary income tax and are not eligible for the lower tax rates that apply to long term capital gains and qualifying dividends.


WITHDRAWALS

When money is withdrawn from Your Contract (whether by You or Your Beneficiary), the amount treated as taxable income and taxed as ordinary income differs depending on the type of Annuity You purchase (e.g., IRA or TSA); and payment method or Annuity Payment type You elect. If You meet certain requirements Your designated Roth (or Roth IRA) earnings are free from federal income taxes.

We will withhold a portion of the amount of Your withdrawal for income taxes, unless You are eligible to and elect otherwise. The amount We withhold is determined by the Code.

WITHDRAWALS BEFORE AGE 59 1/2

Because these products are intended for retirement, if You make a taxable withdrawal before age 59 1/2 You may incur a 10% tax penalty, in addition to ordinary income taxes. See "Separate Account Charges" for further information regarding withdrawals.

As indicated in the chart below, some taxable distributions prior to age 59 1/2 are exempt from the penalty. Some of these exceptions include amounts received:



                                                               TYPE OF CONTRACT
                                                   401(K)
                                                     AND
                                         457(B)2   403(A)   KEOGH   403(B) -TSA   IRA   SEP   NON-QUAL
 In a series of substantially equal
 payments made annually (or more
                                           X1       X1       X1         X1        X     X        X
 frequently) for life or life
 expectancy (SEPP)
 After You die                             X         X       X          X         X     X        X
 After You become totally disabled
 (as defined in the Code)                  X         X       X          X         X     X        X
 To pay deductible medical                 X         X       X          X         X     X
 expenses
 After Separation from service if You
 are over 55 at time of separation1        X         X       X          X
 After December 31, 1999 for IRS
 levies                                    X         X       X          X         X     X
 To pay medical insurance
 premiums if You are unemployed                                                   X     X
 For qualified higher education
 expenses, or                                                                     X     X
 For qualified first time home
 purchases up to $10,000                                                          X     X
 Pursuant to qualified domestic
 relations orders                          X         X       X          X
 Certain immediate income
 annuities providing a series of
 substantially equal periodic
                                                                                                 X
 payments made annually (or more
 frequently) over the specified
 payment period

1. You must be separated from service at the time payments begin.

2. Distributions from 457(b) Plans are generally not subject to the 10% penalty. However, it does apply to distributions from 457(b) Plans of employers which are state or local governments to the extent that the distribution is attributable to rollovers accepted from other types of eligible retirement Plans.


SYSTEMATIC WITHDRAWAL PROGRAM FOR SUBSTANTIALLY EQUAL PERIODIC PAYMENTS (SEPP) AND INCOME OPTIONS


If You are considering using the Systematic Withdrawal Program or selecting an Annuity option for the purpose of meeting the SEPP exception to the 10% tax penalty, consult with Your tax adviser. It is not clear whether certain withdrawals or Annuity Payments under a Variable Annuity will satisfy the SEPP exception.

If You receive systematic payments that You intend to qualify for the SEPP exception, any modifications (except due to death or disability) to Your payment before age 59 1/2 or within five years after beginning SEPP payments, whichever is later, will result in the retroactive imposition of the 10% penalty with interest. Such modifications may include additional Purchase Payments or withdrawals (including tax-free transfers or rollovers of income payments) from the Contract.


SEPARATE ACCOUNT CHARGES


It is conceivable that the charges for certain benefits such as any of the guaranteed death benefits and certain living benefits could be considered to be taxable each year as deemed distributions from the Contract to pay for non-Annuity benefits. We currently treat these charges as an intrinsic part of the Contract and do not tax report these as taxable income. However, it is possible that this may change in the future if We determine that this is required by the IRS. If so, the charge could also be subject to a 10% penalty tax if the taxpayer is under age 59 1/2.


QUALIFIED CONTRACTS- GENERALLY


PURCHASE PAYMENTS

Generally, all Purchase Payments will be contributed on a "before-tax" basis. This means that the Purchase Payments entitle You to a tax deduction or are not subject to current income tax.

Under some circumstances "after-tax" Purchase Payments can be made to certain annuities. These Purchase Payments do not reduce Your taxable income or give You a tax deduction.

There are different annual Purchase Payments limits for the annuities offered in this prospectus. Purchase Payments in excess of the limits may result in adverse tax consequences.

Your Contract may accept certain direct transfers and rollovers from other qualified Plan accounts and contracts: such transfers and rollovers are generally not subject to annual limitations on Purchase Payments.


WITHDRAWALS, TRANSFERS AND ANNUITY PAYMENTS

Because Your Purchase Payments are generally on a before-tax basis, You generally pay income taxes on the full amount of money You withdraw as well as income earned under the Contract. Withdrawals and Annuity Payments attributable to any after-tax contributions are not subject to income tax (except for the portion of the withdrawal or payment allocable to earnings).

If certain requirements are met, You may be able to transfer amounts in Your Contract to another eligible retirement Plan or IRA. For 457(b) Plans maintained by non-governmental employers, if certain conditions are met, amounts may be transferred into another 457(b) Plan maintained by a non-governmental employer.

Your Contract is not forfeitable (e.g., not subject to claims of Your creditors) and You may not transfer it to someone else. For certain qualified employer Plans, an important exception is that Your Account may be transferred pursuant to a qualified domestic relations order (QDRO).

Please consult the specific section for the type of Annuity You purchased to determine if there are restrictions on withdrawals, transfers or Annuity Payments.

Minimum distribution requirements also apply to the Contracts. These are described separately later in this section.

Certain mandatory distributions made to Participants in an amount in excess of $1,000 (but less than $5,000) must be automatically rolled over to an IRA designated by the Plan, unless the Participant elects to receive it in cash or roll it over to a different IRA or eligible retirement Plan.


ELIGIBLE ROLLOVER DISTRIBUTIONS AND 20% MANDATORY WITHHOLDING

For certain qualified employer Plans, We are required to withhold 20% of the taxable portion of Your withdrawal that constitutes an "eligible rollover distribution" for federal income taxes. We are not required to withhold this money if You direct Us, the trustee or the custodian of the Plan, to directly rollover Your eligible rollover distribution to a IRA or another eligible retirement Plan.

Generally, an "eligible rollover distribution" is any taxable amount You receive from Your Contract. (In certain cases, after-tax amounts may also be considered eligible rollover distributions). However, it does not include taxable distributions such as:

   o   Withdrawals made to satisfy minimum distribution requirements

   o   Certain withdrawals on account of financial hardship

Other exceptions to the definition of eligible rollover distribution may exist.

For taxable withdrawals that are not "eligible rollover distributions," the Code requires different withholding rules. The withholding amounts are determined at the time of payment. In certain instances, You may elect out of these withholding requirements. You may be subject to the 10% penalty tax if You withdraw taxable money before You turn age 59 1/2.


MINIMUM DISTRIBUTION REQUIREMENTS

Generally, You must begin receiving retirement Plan withdrawals by April 1 of the latter of:

   o   the calendar year following the year in which You reach age 70 1/2 or


   o   the calendar year following the calendar year You retire, provided You do not own more than 5% of Your employer.
                  ------------


For IRAs (including SEPs), You must begin receiving withdrawals by April 1 of the year after You reach age 70 1/2 even if You have not retired.

For after-death required minimum distributions ("RMD"), the five year rule is applied without regard to calendar year 2009 due to the 2009 RMD waiver. For instance, for a Contract Owner who died in 2007, the five year period would end in 2013 instead of 2012. The RMD rules are complex, so consult with Your tax adviser because the application of these rules to Your particular circumstances may have been impacted by the 2009 RMD waiver.

In general the amount of required minimum distribution (including death benefit distributions discussed below) must be calculated separately with respect to each 403(b) arrangement, but then the aggregate amount of the required distribution may be taken under the tax law from any one or more of the Participant's several 403(b) arrangements. Otherwise, You may not satisfy minimum distributions for an employer's qualified Plan (i.e., 401(a), 403(a), 457(b)) with distributions from another qualified Plan of the same or a different employer.

Complex rules apply to the calculation of these withdrawals. A tax penalty of 50% applies to withdrawals which should have been taken but were not. It is not clear whether Annuity Payments under a Variable Annuity will satisfy these rules. Consult Your tax adviser prior to choosing a pay-out option.

In general the amount of required minimum distribution (including death benefit distributions discussed below) must be calculated separately with respect to each IRA or SEP IRA, but then the aggregate amount of the required distribution may be generally taken under the tax law for the IRAs/SEP IRAs from any one or more of the taxpayer's IRAs/SEP IRAs.

Otherwise, You may not satisfy minimum distributions for one type of IRA or qualified Plan with distributions from an account or Annuity contract under another type of IRA or qualified Plan (e.g. IRA and 403(b)).

In general, income tax regulations permit income payments to increase based not only with respect to the investment experience of the Underlying Funds but also with respect to actuarial gains. Additionally, these regulations permit payments under immediate annuities to increase due to a full withdrawal or to a partial withdrawal under certain circumstances.

The regulations also require that the value of benefits under a deferred Annuity including certain death benefits in excess of cash value must be added to the amount credited to Your account in computing the amount required to be distributed over the applicable period. You should consult Your own tax adviser as to how these rules affect Your own Contract. We will provide You with additional information regarding the amount that is subject to minimum distribution under this rule.

If You intend to receive Your minimum distributions which are payable over the joint lives of You and a Beneficiary who is not Your spouse (or over a period not exceeding the joint life expectancy of You and Your non-spousal

Beneficiary), be advised that federal tax rules may require that payments be made over a shorter period or may require that payments to the Beneficiary be reduced after Your death to meet the minimum distribution incidental benefit rules and avoid the 50% excise tax. Consult Your tax adviser.


DEATH BENEFITS

The death benefit is taxable to the recipient in the same manner as if paid to the Contract Owner (under the rules for withdrawals or Annuity Payments, whichever is applicable).

Generally, if You die before required minimum distribution withdrawals have begun, We must make payment of Your entire interest by December 31st of the year that is the fifth anniversary of Your death or begin making payments over a period and in a manner allowed by the Code to Your Beneficiary by December 31st of the year after Your death. Consult Your tax adviser because the application of these rules to Your particular circumstances may have been impacted by the 2009 RMD waiver (see Minimum Distribution Requirements section for additional information).

If Your spouse is Your Beneficiary, and Your Contract permits, Your spouse may delay the start of these payments until December 31 of the year in which You would have reached age 70 1/2. Alternatively, if Your spouse is Your sole Beneficiary and Your Contract is an IRA, he or she may elect to rollover the death proceeds into his or her own IRA (or, if You meet certain requirements, a Roth IRA and pay tax on the taxable portion of the death proceeds in the year of the rollover) and treat the IRA (or Roth IRA) as his or her own.

If Your spouse is Your Beneficiary, Your spouse may also be able to rollover the death proceeds into another eligible retirement Plan in which he or she participates, if permitted under the receiving Plan.

Under federal tax rules, a same-sex spouse is treated as a non-spouse
Beneficiary.

If Your spouse is not Your Beneficiary and Your Contract permits, Your Beneficiary may also be able to rollover the death proceeds via a direct trustee-to-trustee transfer into an inherited IRA. However, such Beneficiary may not treat the inherited IRA as his or her own IRA. Certain employer Plans (i.e. 401(a), 403(a), 403(b), and governmental 457 Plans) are required to permit a non-spouse direct trustee-to-trustee rollover.

If You die after required distributions begin, payments of Your entire remaining interest must be made in a manner and over a period as provided under the Code (and any applicable regulations).

If an IRA Contract is issued in Your name after Your death for the benefit of Your designated Beneficiary with a Purchase Payment which is directly transferred to the Contract from another IRA or eligible retirement Plan, the death benefit must continue to be distributed to Your Beneficiary's Beneficiary in a manner at least as rapidly as the method of distribution in effect at the time of Your Beneficiary's death.


INCIDENTAL BENEFITS

Certain death benefits may be considered incidental benefits under a tax qualified Plan, which are limited under the Code. Failure to satisfy these limitations may have adverse tax consequences to the Plan and to the Participant.

Where otherwise permitted to be offered under Annuity contracts issued in connection with qualified Plans, the amount of life insurance is limited under the incidental death benefit rules. You should consult Your own tax adviser prior to purchase of the Contract under any type of IRA, 403(b) arrangement or qualified Plan as a violation of these requirements could result in adverse tax consequences to the Plan and to the Participant including current taxation of amounts under the Contract.


TAX SHELTERED ANNUITIES (ERISA AND NON-ERISA) - 403(B)

Tax Sheltered Annuities fall under Section 403(b) of the Code ("403(b) arrangements"), which provides certain tax benefits to eligible employees of public school systems and organizations that are tax exempt under Section 501(c)(3) of the Code.

In general, contributions to Section 403(b) arrangements are subject to contribution limitations under Section 415(c) of the Code (the lesser of 100% of includable compensation or the applicable limit for the year).

On July 26, 2007, final 403(b) regulations were issued by the U.S. Treasury which impact how We administer Your 403(b) Contract. In order to satisfy the 403(b) final regulations and prevent Your Contract from being subject to adverse tax consequences including potential penalties, contract exchanges after September 24, 2007 must, at minimum, meet the following requirements: (1) the Plan must allow the exchange, (2) the exchange must not result in a reduction in the Participant or Beneficiary's accumulated benefit, (3) the receiving contract includes distribution restrictions that are no less stringent than those imposed on the contract being exchanged, and (4) the employer enters into an agreement with the issuer of the receiving contract to provide information to enable the contract provider to comply with Code requirements. Such information would include details concerning severance from employment, hardship withdrawals, loans and tax basis. You should consult Your tax or legal counsel for any advice relating to Contract exchanges or any other matter relating to these regulations.


WITHDRAWALS AND INCOME PAYMENTS

If You are under 59 1/2, You generally cannot withdraw money from Your TSA Contract unless the withdrawal:

   o Relates to Purchase Payments made prior to 1989 (and pre-1989 earnings on those Purchase Payments);

   o Is directly transferred to another permissible investment under 403(b) arrangements;

   o Relates to amounts that are not salary reduction elective deferrals if Your Plan allows it;

   o Occurs after You die, leave Your job or become disabled (as defined by the Code);

   o Is for financial hardship (but only to the extent of Purchase Payments) if Your Plan allows it;

   o Relates to distributions attributable to certain TSA Plan terminations if the conditions of the new income tax regulations are met;

   o   Relates to rollover or after-tax contributions; or

   o Is for the purchase of permissive service credit under a governmental defined benefit Plan.

Recent income tax regulations also provide certain new restrictions on withdrawals of amounts from TSAs that are not attributable to salary reduction contributions. Under these regulations, a Section 403(b) Contract is permitted to distribute retirement benefits attributable to pre-tax contributions other than elective deferrals to the Participant no earlier than upon the earlier of the Participant's severance from employment or upon the prior occurrence of some event such as after a fixed number of years, the attainment of a stated age, or disability.


DESIGNATED ROTH ACCOUNT FOR 403(B) PLANS

Employers that established and maintain a 403(b) Plan ("the Plan") may also establish a Qualified Roth Contribution Program under Section 402A of the Code ("Designated Roth Accounts") to accept after tax contributions as part of the TSA Plan. In accordance with Our administrative procedures, We may permit these contributions to be made as Purchase Payments to a 403(b) Contract under the following conditions:

   o The employer maintaining the Plan has demonstrated to Our satisfaction that Designated Roth Accounts are permitted under the Plan.

   o In accordance with Our administrative procedures, the amount of elective deferrals has been irrevocably designated as an after-tax contribution to the Designated Roth Account.

   o All state regulatory approvals have been obtained to permit the Contract to accept such after-tax elective deferral contributions (and, where permitted under the Qualified Roth Contribution Program and the Contract, rollovers and trustee-to trustee transfers from other Designated Roth Accounts).

   o In accordance with Our procedures and in a form satisfactory to Us, We may accept rollovers from other funding vehicles under any Qualified Roth Contribution Program of the same type in which the employee participates as well as trustee-to-trustee transfers from other funding vehicles under the same Qualified Roth Contribution Program for which the Participant is making elective deferral contributions to the Contract.

   o Recently enacted legislation allows (but does not require) 403(b) Plans that offer designated Roth accounts to permit Participants to roll their non-Roth account assets into a designated Roth account under the same Plan, provided the non-Roth assets are distributable under the Plan and otherwise eligible for rollover.

   o No other contribution types (including employer contributions, matching contributions, etc.) will be allowed as designated Roth contributions, unless they become permitted under the Code.

   o If permitted under the federal tax law, We may permit both pre-tax contributions under a 403(b) Plan as well as after-tax contributions under that Plan's Qualified Roth Contribution Program to be made under the same Contract as well as rollover contributions and contributions by trustee-to-trustee transfers. In such cases, We will account separately for the designated Roth contributions and the earnings thereon from the contributions and earnings made under the pre-tax TSA Plan (whether made as elective deferrals, rollover contributions or trustee-to-trustee transfers). As between the pre-tax or traditional Plan and the Qualified Roth Contribution Program, We will allocate any living benefits or death benefits provided under the Contract on a reasonable basis, as permitted under the tax law.

   o We may refuse to accept contributions made as rollovers and trustee-to trustee transfers, unless We are furnished with a breakdown as between Participant contributions and earnings at the time of the contribution.

You and Your employer should consult their own tax and legal advisers prior to making or permitting contributions to be made to a Qualified Roth Contribution Program.


The IRS has indicated an intention to issue additional guidance addressing the potential for improper transfers of value to Roth accounts due to the allocation of Contract income, expenses, gains and losses. The IRS has not issued the additional guidance and, as a result, there is uncertainty regarding the status of Roth accounts and particularly Roth accounts under Annuity contracts that allocate charges for guarantees. You should consult Your tax or legal counsel for advice relating to Roth accounts and other matters relating to the final Roth account regulations.



SECTION 403(B) COLLATERALIZED LOANS

If Your employer's Plan and TSA Contract permits loans, such loans will be made only from any Fixed Account Value and only up to certain limits. In that case, We credit Your Fixed Account Value up to the amount of the outstanding loan balance with a rate of interest that is less than the interest rate We charge for the loan.

The Code and applicable income tax regulations limit the amount that may be borrowed from Your Contract and all of Your employer Plans in the aggregate and also require that loans be repaid, at a minimum, in scheduled level payments over a proscribed term.

Your employer's Plan and Contract will indicate whether loans are permitted. The terms of the loan are governed by the Contract and loan agreement. Failure to satisfy loan limits under the Code or to make any scheduled payments according to the terms of Your loan agreement and federal tax law could have adverse tax consequences. Consult Your tax adviser and read Your loan agreement and Contract prior to taking any loan.


INDIVIDUAL RETIREMENT ANNUITIES ("IRAS")


TRADITIONAL IRAS, ROTH IRAS AND SEPS

The sale of a Contract for use with an IRA may be subject to special disclosure requirements of the IRS. Purchasers of a Contract for use with IRAs will be provided with supplemental information required by the IRS or other appropriate agency. A Contract issued in connection with an IRA may be amended as necessary to conform to the requirements of the Code.

IRA Contracts may not invest in life insurance. The Contract offers death benefits and optional benefits that in some cases may exceed the greater of the Purchase Payments or the Account Value which could conceivably be characterized as life insurance.

Generally, except for Roth IRAs, IRAs can accept deductible (or pre-tax) Purchase Payments. Deductible or pre-tax Purchase Payments will be taxed when distributed from the Contract.

You must be both the Contract Owner and the Annuitant under the Contract. Your IRA Annuity is not forfeitable and You may not transfer, assign or pledge it to someone else. You are not permitted to borrow from the Contract. You can transfer Your IRA proceeds to a similar IRA or certain eligible retirement Plans of an employer without incurring federal income taxes if certain conditions are satisfied.

Consult Your tax adviser prior to the purchase of the Contract as a Traditional IRA, Roth IRA or SEP.

TRADITIONAL IRA ANNUITIES


PURCHASE PAYMENTS

Purchase Payments (except for permissible rollovers and direct transfers) are generally not permitted after the calendar year in which You attain age 69 1/2.


Except for permissible rollovers and direct transfers, Purchase Payments to

Traditional and Roth IRAs for individuals under age 50 are limited in the aggregate to the lesser of 100% of compensation or the deductible amount established each year under the Code. A Purchase Payment up to the deductible amount can also be made for a non-working spouse provided the couple's compensation is at least equal to their aggregate contributions. For additional information see IRS Publication 590 available at www.irs.gov.
                                                 -----------

   o Individuals age 50 or older can make an additional "catch-up" Purchase Payment (assuming the individual has sufficient compensation).

   o If You or Your spouse are an active Participant in a retirement Plan of an employer, Your deductible contributions may be limited.

   o Purchase Payments in excess of these amounts may be subject to a penalty tax.

   o If contributions are being made under a SEP or a SAR-SEP Plan of Your employer, additional amounts may be contributed as permitted by the Code and the terms of the employer's Plan.

   o These age and dollar limits do not apply to tax-free rollovers or transfers from other IRAs or other eligible retirement Plans.

   o If certain conditions are met, You can change Your Traditional IRA Purchase Payment to a Roth IRA before You file Your income tax return (including filing extensions).


WITHDRAWALS AND ANNUITY PAYMENTS

Withdrawals (other than tax free transfers or rollovers to other individual retirement arrangements or eligible retirement Plans) and Annuity Payments are included in income except for the portion that represents a return of non-deductible Purchase Payments. This portion is generally determined based on a ratio of all non-deductible Purchase Payments to the total values of all Your Traditional IRAs. We withhold a portion of the amount of Your withdrawal for income taxes, unless You elect otherwise. The amount We withhold is determined by the Code. Also see general section titled "Withdrawals" above.


DEATH BENEFITS

The death benefit is taxable to the recipient in the same manner as if paid to the Contract Owner (under the rules for withdrawals or Annuity Payments, whichever is applicable).

Generally, if You die before required minimum distribution withdrawals have begun, We must make payment of Your entire interest by December 31st of the year that is the fifth anniversary of Your death or begin making payments over a period and in a manner allowed by the Code to Your Beneficiary by December 31st of the year after Your death. Consult Your tax adviser because the application of these rules to Your particular circumstances may have been impacted by the 2009 RMD waiver (see Minimum Distribution Requirements section for additional information).

If Your spouse is Your Beneficiary, and Your Contract permits, Your spouse may delay the start of these payments until December 31 of the year in which You would have reached age 70 1/2. Alternatively, if Your spouse is Your Beneficiary, he or she may elect to continue as "Contract Owner" of the Contract.

Under federal tax rules, a same-sex spouse is treated as a non-spouse Beneficiary. Naming a non-natural person, such as a trust or estate, as a Beneficiary under the Contract will generally eliminate the Beneficiary's ability to stretch or a spousal Beneficiary's ability to continue the Contract and the living (if any) and/or death benefits.

If You die after required distributions begin, payments of Your entire remaining interest must be made in a manner and over a period as provided under the Code (and any applicable regulations).

If the Contract is issued in Your name after Your death for the benefit of Your designated Beneficiary with a Purchase Payment which is directly transferred to the Contract from another IRA account or IRA Annuity You owned, the death benefit must continue to be distributed to Your Beneficiary's Beneficiary in a manner at least as rapidly as the method of distribution in effect at the time of Your Beneficiary's death.


ROTH IRA ANNUITIES


Roth IRAs are different from other IRAs because You have the opportunity to enjoy tax-free earnings. However, You can only make after-tax Purchase Payments to a Roth IRA.


PURCHASE PAYMENTS

Roth IRA Purchase Payments for individuals under age 50 are non-deductible and are limited, in a manner similar to IRAs, to the lesser of 100% of compensation or the annual deductible IRA amount. This limit includes contributions to all Your Traditional and Roth IRAs for the year. Individuals age 50 or older can make an additional "catch- up" Purchase Payment each year (assuming the individual has sufficient compensation).

You may contribute up to the annual Purchase Payment limit if Your modified adjusted gross income does not exceed certain limits. Purchase Payments are phased out depending on Your modified adjusted gross income and Your filing status. See IRS Publication 590 available at www.irs.gov for additional
                                             -----------
information.

Further, with respect to Traditional IRA amounts which were converted to a Roth IRA, such conversion must have occurred at least five years prior to purchase of this Contract. Consult Your independent tax adviser.

Annual Purchase Payments limits do not apply to a rollover from a Roth IRA to another Roth IRA or a conversion from a Traditional IRA to a Roth IRA. You can contribute to a Roth IRA after age 70 1/2. If certain conditions are met, You can change Your Roth IRA contribution to a Traditional IRA before You file Your income return (including filing extensions).

Roth IRAs may also accept a rollover from other types of eligible retirement Plans (e.g., 403(b), 401(a), and 457(b) Plans of a state or local government employer) if Code requirements are met. The taxable portion of the proceeds are subject to income tax in the year the rollover distribution occurs unless it is from a designated Roth account.

If You exceed the Purchase Payment limits You may be subject to a tax penalty.


WITHDRAWALS

Generally, withdrawals of earnings from Roth IRAs are free from federal income tax if they meet the following two requirements:

   o The withdrawal is made at least five taxable years after Your first Purchase Payment to a Roth IRA, And

   o The withdrawal is made: on or after the date You reach age 59 1/2; upon Your death or disability; or for a qualified first time home purchase (up to $10,000).

Withdrawals of earnings which do not meet these requirements are taxable and a 10% penalty tax may apply if made before age 59 1/2. See Withdrawal chart above. Consult Your tax adviser to determine if an exception applies.

Withdrawals from a Roth IRA are made first from Purchase Payments and then from earnings. Generally, You do not pay income tax on withdrawals of Purchase Payments. However, withdrawals of the taxable amounts converted from a non-Roth IRA prior to age 59 1/2 will be subject to the 10% penalty tax (unless You meet an exception) if made within 5 taxable years of such conversion. See withdrawals chart above.

The order in which money is withdrawn from a Roth IRA is as follows (all Roth IRAs owned by a taxpayer are combined for withdrawal purposes):

   o The first money withdrawn is any annual (non-conversion/rollover) contributions to the Roth IRA and rollovers of after-tax amounts from other Roth Plans. These are received tax and penalty free.

   o The next money withdrawn is from conversion/rollover contributions from a non-Roth IRA or an eligible retirement Plan (other than a designated Roth account), on a first-in, first-out basis. For these purposes, distributions are treated as coming first from the portion of the conversion/rollover contribution that was subject to income tax as a result of the conversion. As previously discussed, depending upon when it occurs, withdrawals of the taxable amounts converted may be subject to a penalty tax, or result in the acceleration of inclusion of income.

   o The next money withdrawn is from earnings in the Roth IRA. This is received tax-free if it meets the requirements previously discussed; otherwise it is subject to federal income tax and an additional 10% penalty tax may apply if You are under age 59 1/2.

   o We may be required to withhold a portion of Your withdrawal for income taxes, unless You elect otherwise. The amount will be determined by the Code.


CONVERSION

You may convert/rollover an existing Traditional IRA or an eligible retirement Plan (other than a designated Roth account) to a Roth IRA.

Except to the extent You have non-deductible contributions, the amount converted from an existing IRA or eligible retirement Plan (other than a designated Roth account) into a Roth IRA is taxable. Generally, the 10% withdrawal penalty does not apply to conversions/rollovers. (See exception discussed previously.)

For conversions occurring in 2010, the taxable amount distributed (or treated as distributed) on 2010 and then converted into a Roth IRA may be included in Your taxable income ratably over 2011 and 2012 and does not have to be included in Your taxable income in 2010.

Caution: The IRS issued guidance in 2005 requiring the taxable amount converted be based on the fair market value of the entire Annuity contract being converted or redesignated into a Roth IRA. Such fair market value, in general, is to be determined by taking into account the value of all benefits (both living benefits and death benefits) in addition to the Account Value; as well as adding back certain loads and charges incurred during the prior 12 months period. Your Contract may include such benefits, and applicable charges. Accordingly, taxpayers considering redesignating a Traditional IRA Annuity into a Roth IRA Annuity should consult their own tax adviser prior to converting. The taxable amount may exceed the Account Value at date of conversion.

Amounts converted from a Traditional IRA or eligible retirement Plan (other than a designated Roth account) to a Roth IRA generally will be subject to income tax withholding. The amount withheld is determined by the Code.

If You mistakenly convert or otherwise wish to change Your Roth IRA contribution to a Traditional IRA contribution, the tax law allows You to reverse Your conversion provided You do so before You file Your tax return for the year of the contribution and if certain conditions are met.


REQUIRED DISTRIBUTIONS

Required minimum distribution rules that apply to other types of IRAs while You are alive do not apply to Roth IRAs. However, in general, the same rules with respect to minimum distributions required to be made to a Beneficiary after Your death under Traditional IRAs do apply to Roth IRAs. Consult Your tax adviser because the application of these rules to Your particular circumstances may have been impacted by the 2009 RMD waiver

Note that where payments under a Roth immediate Annuity have begun prior to Your death the remaining interest in the Contract must be paid to Your designated Beneficiary by the end of the fifth year following Your death or over a period no longer than the Beneficiary's remaining life expectancy at the time You die.


DEATH BENEFITS

Generally, when You die We must make payment of Your entire interest by the December 31st of the year that is the fifth anniversary of Your death or begin making payments over a period and in a manner allowed by the Code to Your Beneficiary by December 31st of the year after Your death.

If Your spouse is Your Beneficiary, Your spouse may delay the start of required payments until December 31st of the year in which You would have reached age
70 1/2.

If Your spouse is Your Beneficiary, he or she may elect to continue as "Contract Owner" of the Contract. Naming a non-natural person, such as a trust or estate, as a Beneficiary under the Contract will generally eliminate the Beneficiary's ability to stretch or a spousal Beneficiary's ability to continue the Contract and the living (if any) and/or death benefits.


SEPS ANNUITIES


The Code provides certain contribution limitations and eligibility requirements under SEP arrangements.

PURCHASE PAYMENTS TO SEPS.

If contributions are being made under a SEP Plan of Your employer, amounts may be contributed as permitted by the Code and the terms of the employer's Plan.


A SEP is an employer plan with IRAs for each employee, but contributions are not limited by IRA limitations. The employer may make the usual defined plan contributions (lesser of 25% of compensation or $51,000 for 2013). If it's SAR-SEP, then the usual 401(k) limit applies ($17,500 for 2013).



WITHDRAWALS AND ANNUITY PAYMENTS

Withdrawals and Annuity Payments are included in income except for the portion that represents a return of non-deductible Purchase Payments. This portion is generally determined based on a ratio of all non-deductible Purchase Payments to the total values of all Your Traditional IRAs (including SEPs and SIMPLE
IRAs).


DEATH BENEFITS

The death benefit is taxable to the recipient in the same manner as if paid to the owner (under the rules for withdrawals or Annuity Payments, whichever is applicable).

Generally, if You die before required minimum distribution withdrawals have begun, We must make payment of Your entire interest by December 31st of the year that is the fifth anniversary of Your death or begin making payments over a period and in a manner allowed by the Code to Your Beneficiary by December 31st of the year after Your death. Consult Your tax adviser because the application of these rules to Your particular circumstances may have been impacted by the 2009 RMD waiver (see Minimum Distribution Requirements Section for additional information).

If Your spouse is Your Beneficiary, Your spouse may delay the start of these payments until December 31 of the year in which You would have reached age
70 1/2. Alternatively, if Your spouse is Your Beneficiary, he or she may elect to continue as "Contract Owner" of the Contract and treat it as his/her own Traditional IRA (in the case of SEPs).


Under current federal tax rules, a same-sex spouse is treated as a non-spouse Beneficiary.


If You die after required distributions begin, payments of Your entire remaining interest must be made in a manner and over a period as provided under the Code (and any applicable regulations).

If the Contract is issued in Your name after Your death for the benefit of Your designated Beneficiary with a Purchase Payment which is directly transferred to the Contract from another IRA account or IRA Annuity You owned, the death benefit must continue to be distributed to Your Beneficiary's Beneficiary in a manner at least as rapidly as the method of distribution in effect at the time of Your Beneficiary's death.


457(B) PLANS


457(b) Plans are available to state or local governments and certain tax-exempt organizations as described in Sections 457(b) and 457(e)(1) of the Code. The Plans are not available for churches and qualified church-controlled organizations.

457(b) annuities maintained by a state or local government are for the exclusive benefit of Plan Participants and their Beneficiaries. 457(b) annuities other than those maintained by state or local governments are solely the property of the employer and are subject to the claims of the employer's general creditors until they are "made available" to You.

Recently enacted legislation allows (but does not require) governmental 457(b) Plans to permit Participants to make designated Roth contributions to a designated Roth account under the Plan. This new legislation also allows (but does not require) such Plans to permit Participants to roll their non-Roth account assets into a designated Roth account under the same Plan, provided the non-Roth assets are distributable under the Plan and otherwise eligible for rollover.


WITHDRAWALS


Generally, because contributions are on a before-tax basis, withdrawals from Your Annuity are subject to income tax. Generally, monies in Your Contract can not be "made available" to You until You reach age 70 1/2, leave Your job (or Your employer changes) or have an unforeseen emergency (as defined by the
Code).

LOANS

In the case of a 457(b) Plan maintained by a state or local government, the Plan may permit loans. The Code and applicable income tax regulations limit the amount that may be borrowed from Your 457(b) Plan and all employer Plans in the aggregate and also require that loans be repaid, at minimum, in scheduled level payments over a certain term.

Your 457(b) Plan will indicate whether Plan loans are permitted. The terms of the loan are governed by Your loan agreement with the Plan. Failure to satisfy loan limits under the Code or to make any scheduled payments according to the terms of Your loan agreement and federal tax law could have adverse tax consequences. Consult Your tax adviser and read Your loan agreement and Contract prior to taking any loan.


403(A)


The employer adopts a 403(a) Plan as a qualified retirement Plan to provide benefits to participating employees. The Plan generally works in a similar manner to a corporate qualified retirement Plan except that the 403(a) Plan does not have a trust or a trustee.

See the "General" and the "Qualified Contracts-- Generally" headings under this section for a brief description of the tax rules that apply to 403(a) annuities.


KEOGH



A Keogh Plan is generally a qualified retirement Plan (defined contribution or defined benefit) that covers a self-employed person. Other employees may also be covered. Please consult Your tax adviser about Your particular situation.


See the "General" and the "Qualified Contracts-- Generally" headings under this section for a brief description of the tax rules that apply to Keoghs.


401(K)


The tax rules regarding retirement Plans are complex. We do not give tax advice. Please consult Your tax adviser about Your particular situation.

See the "General" and the "Qualified Contracts-- Generally" headings under this section for a brief description of the tax rules that apply to 401(k)s.


NON-QUALIFIED ANNUITIES


   o Purchase Payments to non-qualified Contracts are on an "after-tax" basis, so You only pay income taxes on Your earnings. Generally, these earnings are taxed when received from the Contract.

   o Under the Code, withdrawals need not be made by a particular age. However, it is possible that the IRS may determine that the Contract must be surrendered or Annuity Payments must commence by a certain age (e.g., 85 or older) or Your Contract may require that You commence payments by a certain age.

   o Your non-qualified Contract may be exchanged for another non-qualified Annuity or a qualified long-term care contract under Section 1035 without paying income taxes if certain Code requirements are met. Once Annuity Payments have commenced, You may not be able to transfer withdrawals to another non-qualified Annuity contract or a long-term care contract in a tax-free Section 1035 exchange.

   o Pursuant to IRS guidance, a direct transfer of less than the entire account value from one non-qualified annuity to another non-qualified Annuity ("partial exchange") may be recharacterized by the IRS if there is a withdrawal or surrender within the 180 day period following the partial exchange. Certain exceptions may apply. It is not clear whether this guidance applies to a partial exchange involving qualified long-term care contracts. Consult you own independent tax adviser prior to a partial exchange.

   o Consult Your tax adviser prior to changing the Annuitant or prior to changing the date You determine to commence Annuity Payments if permitted under the terms of Your Contract. It is conceivable that the IRS could consider such actions to be a taxable exchange of Annuity contracts.

   o Where otherwise permitted under the Contract, pledges, assignments and other types of transfers of all or a portion of Your Account Value generally result in the immediate taxation of the gain in Your Contract. This rule may not apply to certain transfers between spouses.

   o Contracts issued after October 21, 1988 by the same insurance company or affiliates to an owner in the same year are combined for tax purposes. As a result, a greater portion of Your withdrawals may be considered taxable income than You would otherwise expect.

   o When a non-natural person owns a non-qualified Contract, the Annuity will generally not be treated as an Annuity for tax purposes and thus loses the benefit of tax deferral. Corporations and certain other entities are generally considered non-natural persons. However, an Annuity owned by a non-natural person as agent for an individual will be treated as an Annuity for tax purposes.

   o In those limited situations where the Annuity is beneficially owned by a non-natural person and the Annuity qualifies as such for federal income tax purposes, the entity may have a limited ability to deduct interest. Certain income annuities under Section 72(u)(4) of the Code purchased with a single payment consisting of substantially equal periodic payments with a Maturity Date within 12 months of purchase may also be considered annuities for federal income tax purposes where owned by a non-natural person.


PURCHASE PAYMENTS

Although the Code does not limit the amount of Your Purchase Payments, Your Contract may limit them.


PARTIAL AND FULL WITHDRAWALS

Generally, when You (or Your Beneficiary in the case of a death benefit) make a partial withdrawal from Your non-qualified Annuity, the Code treats such a partial withdrawal as: first coming from earnings (and thus subject to income tax); and then from Your Purchase Payments (which are not subject to income tax). This rule does not apply to payments made pursuant to an income pay-out option under Your Contract. In the case of a full withdrawal, the withdrawn amounts are treated as first coming from Your non-taxable return of Purchase Payments and then from taxable payment of earnings.


ANNUITY PAYMENTS

Annuity Payments are subject to an "exclusion ratio" or "excludable amount" which determines how much of each payment is treated as: a non-taxable return of Your Purchase Payments and a taxable payment of earnings.

Annuity Payments and amounts received on the exercise of a withdrawal or partial withdrawal option under Your non-qualified Annuity may not be transferred in a tax-free exchange into another Annuity contract. In accordance with Our procedures, such amounts will instead be taxable under the rules for Annuity Payments or withdrawals, whichever is applicable.

Generally, once the total amount treated as a return of Your Purchase Payment equals the amount of such Purchase Payment (reduced by any refund or guarantee feature as required by federal tax law), all remaining Annuity Payments are fully taxable. If You die before the Purchase Payment is returned, the unreturned amount may be deductible on Your final income tax return or deductible by Your Beneficiary if Annuity Payments continue after Your death. We will tell You what Your Purchase Payment was and to what extent an Annuity Payment includes a non-taxable return of Your Purchase Payment.

Starting in 2011, if Your Contract allows and You elect to apply less than the entire Account Value of Your Contract to a pay-out option provided under the Contract ("partial annuitization"), an exclusion ratio will apply to the Annuity Payments You receive, provided the Annuity Option is for ten years or more, or for the life of one or more individuals. Your after-tax Purchase Payments in the Contract will be allocated pro-rata between the annuitized portion of the Contract and the portion that remains deferred. Consult Your tax adviser before You partially annuitize Your Contract.

The IRS has not specifically approved the use of a method to calculate an excludable amount with respect to a variable immediate Annuity where transfers/reallocations are permitted between Subaccounts or from a Subaccount into a fixed option.

We generally will tell You how much of each Annuity Payment is a return of non-taxable Purchase Payments. We will determine such excludable amount for each Annuity Payment under the Contract as a whole by using the rules applicable to Variable Annuity Payments in general (i.e., by dividing Your after-tax purchase price, as adjusted for any refund or guarantee feature by the number of expected Annuity Payments from the appropriate IRS table). However, it is possible that the IRS could conclude that the taxable portion of Annuity Payments under a non-qualified Contract is an amount greater (or lesser) than the taxable amount determined by Us and reported by Us to You and the IRS.

Generally, once the total amount treated as a non-taxable return of Your Purchase Payment equals Your Purchase Payment, then all remaining payments are fully taxable. We will withhold a portion of the taxable amount of Your Annuity Payment for income taxes, unless You elect otherwise. The amount We withhold is determined by the Code.

If the amount of Annuity Payments received in any calendar year is less than the excludable amount applicable to the year, the excess is not allowable as a deduction. However, You may generally elect the year in which to begin to apply this excess ratably to increase the excludable amount attributable to future years. Consult Your tax adviser as to the details and consequences of making such election. Also, consult Your tax adviser as to the tax treatment of any unrecovered after-tax cost in the year that the Contract terminates.



NEW MEDICARE TAX

Beginning January 1, 2013, a new 3.8% Medicare contribution tax will be imposed on the "net investment income" of certain individuals whose income exceeds certain threshold amounts (Health Care and Education Reconciliation Act of 2010). For purposes of this tax, net investment income will include income from non-qualified annuity contracts (as well as interest, dividends and certain other items).

The new 3.8% Medicare tax is imposed on the lesser of

   1. the taxpayer's "net investment income," (from non-qualified annuities, interest, dividends, etc., offset by specified allowable deductions), or


   2. the taxpayer's modified adjusted gross income in excess of a specified income threshold ($250,000 for married couples filing jointly, $125,000 for married couples filing separately, and $200,000 otherwise).

"Net investment income" in item 1 does not include distributions from tax-qualified plans (i.e., IRAs, Roth IRAs and arrangements described in Code Sections 401(a), 403(a), 403(b), or 457(b)), but such income will increase modified adjusted gross income in Item 2.

The IRS has issued proposed guidance regarding this income surtax. You should consult your tax adviser regarding the applicability of this tax to income You would receive under this annuity Contract.



DEATH BENEFITS

The death benefit under an Annuity is generally taxable to the recipient in the same manner as if paid to the Contract Owner (under the rules for withdrawals or Annuity Payments, whichever is applicable).

If You die before the Annuity starting date, as defined under Treasury Regulations, payments must begin for a period and in a manner allowed by the Code (and any regulations thereunder) to Your Beneficiary within one year of the date of Your death or, if not, payment of Your entire interest in the Contract must be made within five years of the date of Your death. If Your spouse is Your Beneficiary, he or she may elect to continue as Contract Owner.

If You die on or after the Annuity starting date, as defined under Treasury Regulations, payments must continue to be made at least as rapidly as before Your death in accordance with the Annuity Option selected.

If You die before all Purchase Payments are returned, the unreturned amount may be deductible on Your final income tax return or excluded from income by Your Beneficiary if Annuity Payments continue after Your death.

In the case of joint Contract Owners, the above rules will be applied on the death of any Contract Owner.

Where the Contract Owner is not a natural person, these rules will be applied on the death of any Annuitant (or on the change in Annuitant, if permitted under the Contract). Additionally, naming a non-natural person, such as a trust or estate, as a Beneficiary under the Contract will generally eliminate the Beneficiary's ability to stretch or a spousal Beneficiary's ability to continue the Contract and the living (if any) and/or death benefits.

If death benefit payments are being made to Your designated Beneficiary and he/she dies prior to receiving the entire remaining interest in the Contract, such remaining interest will be paid out at least as rapidly as under the distribution method being used at the time of Your designated Beneficiary's death.

After Your death, if Your designated Beneficiary dies prior to electing a method for the payment of the death benefit, the remaining interest in the Contract will be paid out in a lump sum. In all cases, such payments will be made within five years of the date of Your death.


DIVERSIFICATION

In order for Your non-qualified Contract to be considered an Annuity contract for federal income tax purposes, We must comply with certain diversification standards with respect to the investments underlying the Contract. We believe that We satisfy and will continue to satisfy these diversification standards. Inadvertent failure to meet these standards may be correctable. Failure to meet these standards would result in immediate taxation to Contract Owners of gains under their Contract.


INVESTOR CONTROL

In certain circumstances, owners of Variable Annuity contracts have been considered to be the owners of the assets of the underlying Separate Account for federal income tax purposes due to their ability to exercise investment control over those assets. When this is the case, the Contract Owners have been currently taxed on income and gains attributable to the variable account assets. There is little guidance in this area, and some features of the Contract, such as the number of Funding Options available and the flexibility of the Contract Owner to allocate Purchase Payments and transfer amounts among the Funding Options have not been addressed in public rulings. While We believe that the Contract does not give the Contract Owner investment control over Separate Account assets, We reserve the right to modify the Contract as necessary to prevent a Contract Owner from being treated as the owner of the Separate Account assets supporting the Contract.


CHANGES TO TAX RULES AND INTERPRETATIONS

Changes in applicable tax rules and interpretations can adversely affect the tax treatment of Your Contract. These changes may take effect retroactively. Examples of changes that could create adverse tax consequences include:

   o Possible taxation of transfers/reallocations between Subaccounts or transfers/reallocations from a Subaccount to a Fixed Account or Fixed Annuity option.

   o Possible taxation as if You were the Contract Owner of Your portion of the Separate Account's assets.

   o Possible limits on the number of Funding Options available or the frequency of transfers/reallocations among them.

We reserve the right to amend Your Contract where necessary to maintain its status as a Variable Annuity contract under federal tax law and to protect You and other Contract Owners in the Subaccounts from adverse tax consequences.


PUERTO RICO TAX CONSIDERATIONS

The Puerto Rico Internal Revenue Code of 2011 (the "2011 PR Code") provides the following tax treatment for Contracts issued to Contract Owners in the Commonwealth of Puerto Rico.


GENERAL TAX TREATMENT OF ANNUITIES

For Puerto Rico tax purposes, amounts received as an Annuity under an Annuity contract are defined as amounts (determined based on a computation with reference to life expectancy and mortality tables) received in periodical installments and payable over a period longer than one year from the Annuity starting date.

Annuity Payments generally have two elements: a part that constitutes a return of the Annuity's cost (return of capital) and a part that constitutes income.

From each Annuity Payment received, taxpayers must include in their gross income for income tax purposes the lower of (a) the Annuity Payments received during the taxable year, or (b) 3% of the aggregate premiums or consideration paid for the Annuity divided by 12 and multiplied by the number of months in respect to which the installment is paid. The excess over the 3% is excluded from gross income until the aggregate premiums or consideration is recovered.

Once the Annuity's cost has been fully recovered, all of the Annuity Payment constitutes taxable income. There is no penalty tax on early distributions from Annuity contracts.

No gain or loss has to be generally recognized when certain insurance policies are exchanged for other insurance policies. These tax free exchanges include a life insurance contract for another or for an endowment or Annuity contract (or a combination thereof). The total amount received, within the same taxable year, from a Variable Annuity contract issued by an eligible insurance company, may be taxed as a long-term capital gain at the rate in effect at the time of the transaction, which generally is 10%.


The 2011 PR Code provides an exclusion from gross income for amounts received as qualified retirement Annuity from a private employer due to separation from employment. The Annuity must be in connection with a qualified retirement plan established under the 2011 PR Code. The amount of the annual exclusion is $15,000 for retirees that are 60 years old or older and $11,000 for the other retirees. Such exclusion can be applied in conjunction with 3% inclusion in gross income test described above.

The following example illustrated the applicability of the exclusion. An Annuity was bought in 2005, for $10,000 consideration, payable in installments totalizing $18,000 annually. For the taxable year 2013, the 65 year old owner of the Annuity commenced receiving benefits thereunder. The first $15,000 are exempt and in relation to the other $3,000, $2,700 will be attributed to the recovery of the consideration paid and $300 will have to be included in gross income (3% of $10,000). If the owner of the Annuity receives exempt amounts attributable to the consideration paid totaling $10,000, then all amounts the owner receives thereafter under the Annuity contract, which exceed the exclusion provided by the 2011 PR Code, would be included in gross income. Accordingly, if for the taxable year 2016, the $10,000 consideration was fully recovered, the owner would have to include in gross income only $3,000 because $15,000 would be exempt under the 2011 PR Code.



A VARIABLE ANNUITY CONTRACT UNDER NON-QUALIFIED PLANS

A Variable Annuity contract may be purchased by an employer under a non-qualified stock bonus, pension, profit-sharing or Annuity Plan. The employer may purchase the Annuity contract and transfer it to a trust created under the terms of the non-qualified plan or can make contributions to the non-qualified trust in order to provide (an) Annuity contract(s) for his employees.

The Purchase Payments paid or the employer's contributions made to a trust under a plan during a taxable year of the employer which ends within or with a taxable year of the trust shall be included in the gross income of the employee, if his beneficial interest in the employer's contribution is non-forfeitable at the time the contribution is made. An employee's beneficial interest in the contributions is non-forfeitable if there is no contingency under the plan which may cause the employee to lose his rights in the contribution.

When the contributions are included in the employee's gross income, they are considered part of the consideration paid by him for the Annuity. The amounts contributed by the employer constitute consideration paid by the employee which is taken into account for purposes of determining the taxable amount of each Annuity Payment received.

The contributions paid by the employer to or under the non-qualified plan for providing retirement benefits to the employees under an Annuity or insurance contract are deductible in the taxable year when paid if the employee's rights to or derived from such employer's contribution are non-forfeitable at the time the contribution is made.

If an amount is paid on behalf of the employee during the taxable year but the rights of the employee therein are forfeitable at the time the amount is paid, no employer deduction is allowable for such amount for any taxable year.

A non-qualified plan may not be subject to certain rules which apply to a qualified plan such as rules regarding participation, vesting, and funding. Thus, non-qualified Annuity plans may be used by an employer to provide additional benefits to key employees.

Since a non-qualified trust is not tax-exempt, the trust itself will be taxable on the income of the trust assets.


A VARIABLE ANNUITY CONTRACT UNDER A QUALIFIED PLAN

A Variable Annuity contract may be purchased by an employer for an employee under a qualified pension, profit-sharing, stock bonus, Annuity, or a cash or deferred arrangement ("CODA") plan established pursuant to Section 1081.01 of the 2011 PR Code. The employer has two alternatives: (1) purchase the Annuity contract and transfer the same to the trust under the plan, or (2) make contributions to a trust under a qualified plan for the purpose of providing an Annuity contract for an employee.

Qualified plans must comply with the requirements of Section 1081.01(a) of the 2011 PR Code which include, among others, certain participation requirements.

The trust created under the qualified plan is exempt from tax on its investment income.

a. Contributions


       The employer is entitled, in determining its net taxable income, to claim a current income tax deduction for contributions made to the trust created under the terms of a qualified plan. However, statutory limitations on the deductibility of contributions made to the trust under a qualified plan limit the amount of funds that may be contributed each year. The employer deduction limit for contributions to profit sharing and stock bonus qualified retirement plans was increased by the 2011 PR Code from 15% to 25% of the compensation otherwise paid or accrued during the taxable year.


b. Distributions

       The amount paid by the employer towards the purchase of the Variable Annuity contract or contributed to the trust for providing Variable Annuity contracts for the employees is not required to be included in the income of the employee. However, any amount received or made available to the employee under the qualified plan is includible in the gross income of the employee in the taxable year in which received or made available.

       In such case, the amount paid or contributed by the employer shall not constitute consideration paid by the employee for the Variable Annuity contract for purposes of determining the amount of Annuity Payments required to be included in the employee's gross income. Thus, amounts actually distributed or made available to any employee under the qualified plan shall be included in their entirety in the employee's gross income.

Lump-sum proceeds from a Puerto Rico qualified retirement plan due to separation from service will generally be taxed at a 20% capital gain tax rate to be withheld at the source.

A special rate of 10% may apply instead, if the plan satisfies the following requirements: (1) the plan's trust is organized under the laws of Puerto Rico, or has a Puerto Rico resident trustee and uses such trustee as paying agent; and (2) 10% of all plan's trust assets (calculated based on the average daily balance of the investments of the trust) attributable to Participants which are Puerto Rico residents must be invested in "property located in Puerto Rico" for a three-year period. If those two requirements are not satisfied, the distribution will generally be subject to the 20% tax rate. The three-year period includes the year of the distribution and the two immediately preceding years. In the case of a defined contribution plan that maintains separate accounts for each participant, the described 10% investment requirement may be satisfied in the accounts of a participant that chooses to invest in such fashion rather than at the trust level. Property located in Puerto Rico includes shares of stock of a Puerto Rico registered investment company (RIC), Fixed or Variable Annuities issued by a domestic insurance company or by a foreign insurance company that derives more than 80% of its gross income from sources within Puerto Rico and bank deposits.


In the case of distributions in the form of Annuity or installments as a result of separation from service, the amount that exceeds the sum of the annual exclusion of $15,000 for retirees that are 60 years old or older and $11,000 for other retirees plus the recovery of the consideration paid for the Annuity following the 3% recognition of income rule described above, will generally constitute ordinary income subject to a 10% withholding tax.


The PR 2011 Code does not impose a penalty tax in cases of early (premature) distributions from a qualified plan.

c. Rollover

       Deferral of the recognition of income continues upon the receipt of a distribution by a Participant from a qualified plan, if the distribution is contributed to another qualified retirement plan or traditional individual retirement account ("IRA") for the employee's benefit no later than sixty (60) days after the distribution.


ERISA CONSIDERATIONS

In the context of a Puerto Rico qualified retirement plan trust, the IRS has recently held that the transfer of assets and liabilities from a qualified retirement plan trust under the Code to that type of plan would generally be treated as a distribution includible in gross income for U. S. income tax purposes even if the Puerto Rico retirement plan is a plan described in ERISA
Section 1022(i)(1). By contrast, a transfer from a qualified retirement plan trust under the Code to a Puerto Rico qualified retirement plan trust that has made an election under ERISA Section 1022(i)(2) is not treated as a distribution from the transferor plan for U.S. income tax purposes because a Puerto Rico retirement Plan that has made an election under ERISA Section 1022(i)(2) is treated as a qualified retirement plan for purposes Code Section 401(a).

The IRS has determined that the above described rules prescribing the inclusion in income of transfers of assets and liabilities to a Puerto Rico retirement plan trust described in ERISA Section 1022(i)(1) would be applicable to transfers taking effect after December 31, 2012.


A VARIABLE ANNUITY CONTRACT UNDER A KEOGH PLAN

A Variable Annuity contract may be purchased for purposes of funding a self employed retirement plan under Section 1081.01(f) of the 2011 PR Code. This plan is commonly known as a Keogh Plan or an HR 10 Plan.

This plan permits self-employed individuals and owner-employees to adopt pension plans, profit sharing plans or Annuity plans for themselves and their employees. A self-employed individual is any individual who carries on a trade or business as a sole proprietor, an independent contractor or anyone who is in business for himself or herself.

An owner-employee is any individual who owns all of an unincorporated business. In the case of a corporation of individuals or a special partnership, an owner-employee is a shareholder or a partner owning more than 10% of the interest in capital or profits.

Similar to a qualified plan, the Annuity contract may be purchased and be transferred to a trust, or contributions may be made to the trust for the purpose of providing an Annuity contract for the trust Beneficiaries.

a. Contributions

       A tax deduction may be claimed for contributions made to the plan. As in other qualified plans, contributions to the plan are subject to certain statutory limits. The limit on the deduction depends on the type of plan selected.

       Such contributions and the income generated from them are not taxable to the owner employee, his employees or to the self-employed individual until the funds are distributed or made available to them.

       The investment income generated from the contributions made to the plan which are held in a qualified trust is tax exempt to the trust.

b. Distributions

       Distributions made under a qualified self-employed retirement plan will be subject to the rules described for "A Variable Annuity Contract under a Qualified Plan- Distributions and Rollover".



                               OTHER INFORMATION
--------------------------------------------------------------------------------
THE INSURANCE COMPANY


MetLife Insurance Company of Connecticut is a stock insurance company chartered in 1863 in Connecticut and continuously engaged in the insurance business since that time. It is licensed to conduct life insurance business in all states of the United States, the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas. The Company is a wholly owned subsidiary of MetLife, Inc., a publicly traded company. MetLife, Inc., through its subsidiaries and affiliates, is a leading provider of insurance and other financial services to individual and institutional customers. The Company's Home Office is located at 1300 Hall Boulevard, Bloomfield, Connecticut 06002-2910.


FINANCIAL STATEMENTS

The financial statements for the insurance company and for the Separate Account are located in the Statement of Additional Information.


DISTRIBUTION OF THE CONTRACTS

DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT. The Company has appointed MetLife Investors Distribution Company ("MLIDC") to serve as the principal underwriter and distributor of the securities offered through this prospectus, pursuant to the terms of a Distribution and Principal Underwriting Agreement. MLIDC, which is an affiliate of the Company, also acts as the principal underwriter and distributor of other Variable Annuity contracts and variable life insurance policies issued by the Company and its affiliated companies. The Company reimburses MLIDC for expenses MLIDC incurs in distributing the Contracts (e.g., commissions payable to retail broker-dealers who sell the Contracts). MLIDC does not retain any fees under the Contracts; however, MLIDC may receive 12b-1 fees from the Underlying Funds.

MLIDC's principal executive offices are located at 5 Park Plaza, Suite 1900,

Irvine, California, 92614. MLIDC is registered as a broker-dealer with the SEC under the Securities Exchange Act of 1934, as well as the securities commissions in the states in which it operates, and is a member of the

Financial Industry Regulatory Authority ("FINRA"). FINRA provides background information about broker-dealers and their registered representatives through

FINRA BrokerCheck. You may contact the FINRA BrokerCheck Hotline at

1-800-289-9999, or log on to www.finra.org. An investor brochure that includes
                             -------------
information describing FINRA BrokerCheck is available through the Hotline or on-line.

MLIDC and the Company enter into selling agreements with affiliated and unaffiliated broker-dealers who are registered with the SEC and are members of the FINRA, and with entities that may offer the Contracts but are exempt from registration. Applications for the Contract are solicited by registered representatives who are associated persons of such affiliated or unaffiliated broker-dealer firms. Such representatives act as appointed agents of the Company under applicable state insurance law and must be licensed to sell variable insurance products. The Company intends to offer the Contract in all jurisdictions where it is licensed to do business and where the Contract is approved. The Company no longer offers the Contracts to new purchasers, but it continues to accept Purchase Payments from existing Contract Owners and Plan Participants.

COMPENSATION. Broker-dealers who have selling agreements with MLIDC and the Company are paid compensation for the promotion and sale of the Contracts. Registered representatives who solicit sales of the Contract typically receive a portion of the compensation payable to the broker-dealer firm. The amount the registered representative receives depends on the agreement between the firm and the registered representative. This agreement may also provide for the payment of other types of cash and non-cash compensation and other benefits. A broker-dealer firm or registered representative of a firm may receive different compensation for selling one product over another and/or may be inclined to favor one product provider over another product provider due to differing compensation rates.

We generally pay compensation as a percentage of Funding Options invested in the Contract. Alternatively, We may pay lower compensation on Funding Options but pay periodic asset-based compensation based on all or a portion of the Contract Value. The amount and timing of compensation may vary depending on the selling agreement but ranges from 0.50% to 5.0% (6.0% for the New Jersey ABP) of Purchase Payments (if up-front compensation is paid to registered representatives) and ranges from 0.20% to 0.35% annually of average Contract Value (if asset-based compensation is paid to registered representatives).

The Company and MLIDC have also entered into preferred distribution arrangements with certain broker-dealer firms. These arrangements are sometimes called "shelf space" arrangements. Under these arrangements, the Company and MLIDC pay separate, additional compensation to the broker-dealer firm for services the broker-dealer provides in connection with the distribution of the Company's products. These services may include providing the Company with access to the distribution network of the broker-dealer, the hiring and training of the broker-dealer's sales personnel, the sponsoring of conferences and seminars by the broker-dealer, or general marketing services performed by the broker-dealer. The broker-dealer may also provide other services or incur other costs in connection with distributing the Company's products.


These preferred distribution arrangements will not be offered to all broker-dealer firms and the terms of such arrangements may differ between broker-dealer firms. Compensation payable under such arrangements may be based on aggregate, net or anticipated sales of the Contracts, total assets attributable to sales of the Contract by registered representatives of the broker-dealer firm or based on the length of time that a Contract Owner has owned the Contract. Any such compensation payable to a broker-dealer firm will be made by MLIDC or the Company out of their own assets and will not result in any additional direct charge to You. Such compensation may cause the broker-dealer firm and its registered representatives to favor the Company's products. The Company and MLIDC have entered into preferred distribution arrangements with their affiliate Tower Square Securities, Inc. and with the unaffiliated broker-dealer firms identified in the Statement of Additional Information. The Company and MLIDC may enter into similar arrangements with their other affiliates, MetLife Securities, Inc., Walnut Street Securities, Inc. and New England Securities Corporation. (See the Statement of Additional Information-- "Distribution and Principal Underwriting Agreement" for a list of the broker-dealer firms that received compensation during 2012, as well as the range of additional compensation paid.)

The Company and MLIDC have entered into selling agreements with certain broker-dealer firms that have an affiliate that acts as investment adviser or subadviser to one or more Underlying Funds which are offered under the Contracts. These investment advisory firms include Morgan Stanley Investment Advisers, Inc., MetLife Advisers, LLC and MetLife Investment Advisors Company, LLC. MetLife Advisers, LLC and MetLife Investment Advisors Company, LLC are affiliates of the Company. Registered representatives of broker-dealer firms with an affiliated company acting as an adviser or a subadviser may favor these Funds when offering the Contracts.

SALE OF THE CONTRACTS BY AFFILIATES OF THE COMPANY. The Company and MLIDC may offer the Contracts through retail broker-dealer firms that are affiliates of the Company, including Tower Square Securities, Inc., MetLife Securities, Inc., Walnut Street Securities, Inc. and New England Securities Corporation. The compensation paid to affiliated broker-dealer firms for sales of the Contract is generally not expected to exceed, on a present value basis, the percentages described above. These broker-dealer firms pay their registered representatives all or a portion of the commissions received for their sales of Contracts; some firms may retain a portion of commissions. The amount the broker-dealer firms pass on to their registered representatives is determined in accordance with their internal compensation programs. These programs may also include other types of cash compensation, such as bonuses, equity awards (such as stock options), training allowances, supplementary salary, financial arrangements, marketing support, medical and other insurance benefits, retirement benefits, non-qualified deferred compensation plans, and other benefits. For registered representatives of certain affiliates, the amount of this additional cash compensation is based primarily on the amount of proprietary products sold and serviced by the representative. Proprietary products are those issued by the Company or its affiliates. The managers who supervise these registered representatives may also be entitled to additional cash compensation based on the sale of proprietary products by their representatives. Because the additional cash compensation paid to these registered representatives and their managers is primarily based on sales of proprietary products, these registered representatives and their managers have an incentive to favor the sale of proprietary products over other products issued by non-affiliates.

Metropolitan Life Insurance Company ("MetLife"), an affiliate of the Company, registered representatives, who are associated with MetLife Securities, Inc., receive cash payments for the products they sell and service based upon a 'gross dealer concession' model. The cash payment is equal to a percentage of the gross dealer concession. For MetLife registered representatives other than those in Our MetLife Resources (MLR) Division, the percentage is determined by a formula that takes into consideration the amount of premiums and Funding Options applied to proprietary products that the registered representative sells and services. The percentage could be as high as 100%. (MLR registered representatives receive compensation based upon premiums and Funding Options applied to all products sold and serviced by the representative.) In addition, all MetLife registered representatives are entitled to the additional compensation described above based on sales of proprietary products. Because sales of proprietary products are a factor determining the percentage of gross dealer concessions and/or the amount of additional compensation to which MetLife registered representatives are entitled, they have an incentive to favor the sale of proprietary products. In addition, because their sales managers' compensation is based on the sales made by the representatives they supervise, these sales managers also have an incentive to favor the sale of proprietary products.

The Company's affiliates also offer their registered representatives and their managers non-cash compensation incentives, such as conferences, trips, prizes and awards. Other non-cash compensation payments may be made for other services that are not directly related to the sales of products. These payments may include support services in the form of recruitment and training of personnel, production of promotional materials and similar services.

From time to time, MetLife pays organizations, associations and non-profit organizations fees to sponsor the Company's Variable Annuity Contracts. MetLife may also obtain access to an organization's members to market Our Variable Annuity Contracts. These organizations are compensated for their sponsorship of Our Variable Annuity Contracts in various ways. Primarily, they receive a flat fee from MetLife. MetLife also compensates these organizations by funding their programs, scholarships, events or awards, such as a principal of the year award. MetLife may also lease their office space or pay fees for display space at their events, purchase advertisements in their publications or reimburse or defray their expenses. In some cases, MetLife hires organizations to perform administrative services for Us, for which they are paid a fee based upon a percentage of the account balances their members hold in the Contract. MetLife also may retain finders and consultants to introduce MetLife to potential clients and for establishing and maintaining relationships between MetLife and various organizations. The finders and consultants are primarily paid flat fees and may be reimbursed for their expenses. MetLife or Our affiliates may also pay duly licensed individuals associated with these organizations cash compensation for the sales of the Contracts.

CONFORMITY WITH STATE AND FEDERAL LAWS


The laws of the state in which We deliver a Contract govern that Contract. Where a state has not approved a Contract feature or Funding Option, it will not be available in that state. Any paid-up Annuity, Cash Surrender Value or death benefits that are available under the Contract are not less than the minimum benefits required by the statutes of the state in which We delivered the Contract. We reserve the right to make any changes, including retroactive changes, in the Contract to the extent that the change is required to meet the requirements of any law or regulation issued by any governmental agency to which the Company, the Contract or the Contract Owner is subject.


VOTING RIGHTS


The Company is the legal owner of the shares of the Underlying Funds. However, We believe that when an Underlying Fund solicits proxies in conjunction with a vote of shareholders We are required to obtain from You and from other owners' instructions on how to vote those shares. We will vote all shares, including those We may own on Our own behalf, and those where We have not received instructions from Contract Owners, in the same proportion as shares for which We received voting instructions. The effect of this proportional voting is that a small number of Contract Owners may control the outcome of a vote. Should We determine that We are no longer required to comply with the above, We will vote on the shares in Our own right. In certain limited circumstances, and when permitted by law, We may disregard voting instructions. If We do disregard voting instructions, a summary of that action and the reasons for such action would be included in the next annual report to Contract Owners.

In accordance with Our view of present applicable law, We will vote shares of the Underlying Funds at regular and special meetings of the shareholders of the funds in accordance with instructions received from persons having a voting interest in the corresponding Subaccounts. We will vote shares for which We have not received instructions in the same proportion as We vote shares for which We have received instructions. However, if the 1940 Act or any regulation thereunder should be amended, or if the present interpretation thereof should change, and as a result We determine that We are permitted to vote shares of the Underlying Funds in Our own right, We may elect to do so.

The number of shares which a person has a right to vote will be determined as of the date concurrent with the date established by the respective mutual fund for determining shareholders eligible to vote at the meeting of the fund, and voting instructions will be solicited by written communication before the meeting in accordance with the procedures established by the mutual fund.

Each person having a voting interest will receive periodic reports relating to the fund(s) in which he or she has an interest, proxy material and a form with which to give such instructions with respect to the proportion of the fund shares held in the Subaccounts corresponding to his or her interest.


CONTRACT MODIFICATION


We reserve the right to modify the Contract to keep it qualified under all related law and regulations that are in effect during the term of this Contract. We will obtain the approval of any regulatory authority needed for the modifications.


POSTPONEMENT OF PAYMENT (THE "EMERGENCY PROCEDURE")


Payment of any benefit or determination of values may be postponed whenever:
(1) the NYSE is closed; (2) when trading on the NYSE is restricted; (3) when an emergency exists as determined by the Commission so that disposal of the securities held in the Funding Options is not reasonably practicable or it is not reasonably practicable to determine the value of the Funding Option's net assets; or (4) during any other period when the SEC, by order, so permits for the protection of Contract Owners. This Emergency Procedure will supercede any provision of the Contract that specifies a Valuation Date. At any time, payments from the Fixed Account may also be delayed.


RESTRICTIONS ON FINANCIAL TRANSACTIONS


Federal laws designed to counter terrorism and prevent money laundering might, in certain circumstances, require Us to block a Contract Owner's ability to make certain transactions and thereby refuse to accept any request for transfers, withdrawals, surrenders, or death benefits, until the instructions are received from the appropriate regulator. We may also be required to provide additional information about You and Your Contract to government regulators.

LEGAL PROCEEDINGS

In the ordinary course of business, the Company, similar to other life insurance companies, is involved in lawsuits (including class action lawsuits), arbitrations and other legal proceedings. Also, from time to time, state and federal regulators or other officials conduct formal and informal examinations or undertake other actions dealing with various aspects of the financial services and insurance industries. In some legal proceedings involving insurers, substantial damages have been sought and/or material settlement payments have been made.

It is not possible to predict with certainty the ultimate outcome of any pending legal proceeding or regulatory action. However, the Company does not believe any such action or proceeding will have a material adverse effect upon the Separate Account or upon the ability of MLIDC to perform its contract with the Separate Account or of the Company to meet its obligations under the Contracts.

                      THIS PAGE INTENTIONALLY LEFT BLANK.

                                  APPENDIX A
--------------------------------------------------------------------------------
                        CONDENSED FINANCIAL INFORMATION



        FOR METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES

             (FORMERLY METLIFE OF CT FUND U FOR VARIABLE ANNUITIES)

                     ACCUMULATION UNIT VALUES (IN DOLLARS)


The following Accumulation Unit Value information should be read in conjunction with the Separate Account's audited financial statement and notes, which are included in the Statement of Additional Information.



                                      UNIVERSAL ANNUITY -- SEPARATE ACCOUNT 1.25% 3.5% AIR
                                                                                  UNIT VALUE AT                   NUMBER OF UNITS
                                                                                   BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                             YEAR        YEAR        END OF YEAR      END OF YEAR
------------------------------------------------------------------------- ------ --------------- --------------- ----------------
Dreyfus Stock Index Subaccount (Initial Shares) (1/92)................... 2007   3.605           3.800                       --
                                                                          2006   3.161           3.605              125,779,858
                                                                          2005   3.057           3.161              135,422,624
                                                                          2004   2.797           3.057              143,469,260
                                                                          2003   2.207           2.797              149,014,166
AllianceBernstein Variable Products Series Fund, Inc.
 AllianceBernstein Large-Cap Growth Subaccount (Class B) (5/01).......... 2006   0.864           0.848                       --
                                                                          2005   0.762           0.864                4,520,827
                                                                          2004   0.712           0.762                3,707,589
                                                                          2003   0.585           0.712                2,865,087
Delaware VIP Trust
 Delaware VIP REIT Subaccount (Standard Class) (5/03).................... 2006   1.739           2.277                       --
                                                                          2005   1.643           1.739               13,267,629
                                                                          2004   1.266           1.643               11,118,920
                                                                          2003   1.000           1.266                4,405,737
Dreyfus Variable Investment Fund
 Dreyfus VIF Developing Leaders Subaccount (Initial Shares) (5/98)....... 2008   1.166           1.102                       --
                                                                          2007   1.328           1.166               40,774,272
                                                                          2006   1.295           1.328               46,637,758
                                                                          2005   1.240           1.295               50,311,776
                                                                          2004   1.127           1.240               52,507,474
                                                                          2003   0.867           1.127               50,882,672
Fidelity(R) Variable Insurance Products
 Fidelity VIP Asset Manager SM Subaccount (Initial Class) (1/92)......... 2007   2.508           2.629                       --
                                                                          2006   2.367           2.508               75,959,675
                                                                          2005   2.303           2.367               86,156,215
                                                                          2004   2.211           2.303              100,168,228
                                                                          2003   1.898           2.211              112,403,688
 Fidelity VIP Contrafund(R) Subaccount (Service Class 2) (5/03).......... 2012   1.740           1.996               41,782,736
                                                                          2011   1.813           1.740               44,963,034
                                                                          2010   1.570           1.813               46,991,501
                                                                          2009   1.173           1.570               48,286,797
                                                                          2008   2.073           1.173               46,606,149
                                                                          2007   1.790           2.073               43,439,973
                                                                          2006   1.626           1.790               35,656,369
                                                                          2005   1.412           1.626               23,029,914
                                                                          2004   1.241           1.412               10,198,527
                                                                          2003   1.000           1.241                3,102,094
 Fidelity VIP Equity-Income Subaccount (Initial Class) (7/93)............ 2012   2.945           3.411               62,886,152
                                                                          2011   2.953           2.945               68,690,979
                                                                          2010   2.597           2.953               75,227,326
                                                                          2009   2.019           2.597               81,204,779
                                                                          2008   3.566           2.019               86,884,895
                                                                          2007   3.557           3.566               98,421,252
                                                                          2006   2.996           3.557              108,477,812
                                                                          2005   2.866           2.996              116,341,595
                                                                          2004   2.602           2.866              127,917,258
                                                                          2003   2.021           2.602              136,244,906
 Fidelity VIP Growth Subaccount (Initial Class) (1/92)................... 2008   3.762           3.456                    2,879
                                                                          2007   3.000           3.762              130,809,388
                                                                          2006   2.843           3.000              149,473,762
                                                                          2005   2.721           2.843              168,202,894
                                                                          2004   2.665           2.721              192,953,222
                                                                          2003   2.031           2.665              212,462,546

                     UNIVERSAL ANNUITY -- SEPARATE ACCOUNT 1.25% 3.5% AIR (CONTINUED)
                                                                                            UNIT VALUE AT
                                                                                             BEGINNING OF
PORTFOLIO NAME                                                                       YEAR        YEAR
----------------------------------------------------------------------------------- ------ ---------------
 Fidelity VIP High Income Subaccount (Initial Class) (2/92)........................ 2012   2.642
                                                                                    2011   2.572
                                                                                    2010   2.288
                                                                                    2009   1.609
                                                                                    2008   2.172
                                                                                    2007   2.140
                                                                                    2006   1.948
                                                                                    2005   1.921
                                                                                    2004   1.774
                                                                                    2003   1.412
 Fidelity VIP Mid Cap Subaccount (Service Class 2) (5/01).......................... 2012   2.085
                                                                                    2011   2.368
                                                                                    2010   1.865
                                                                                    2009   1.351
                                                                                    2008   2.266
                                                                                    2007   1.989
                                                                                    2006   1.792
                                                                                    2005   1.537
                                                                                    2004   1.249
                                                                                    2003   0.915
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Franklin Small-Mid Cap Growth Securities Subaccount (Class 2) (5/01)....... 2012   1.137
                                                                                    2011   1.210
                                                                                    2010   0.960
                                                                                    2009   0.677
                                                                                    2008   1.192
                                                                                    2007   1.085
                                                                                    2006   1.011
                                                                                    2005   0.977
                                                                                    2004   0.887
                                                                                    2003   0.654
 FTVIPT Mutual Shares Securities Subaccount (Class 2) (5/03)....................... 2006   1.458
                                                                                    2005   1.335
                                                                                    2004   1.200
                                                                                    2003   1.000
 FTVIPT Templeton Developing Markets Securities Subaccount (Class 2) (5/04)........ 2012   1.913
                                                                                    2011   2.302
                                                                                    2010   1.983
                                                                                    2009   1.163
                                                                                    2008   2.490
                                                                                    2007   1.958
                                                                                    2006   1.548
                                                                                    2005   1.230
                                                                                    2004   1.000
 FTVIPT Templeton Foreign Securities Subaccount (Class 2) (5/04)................... 2012   1.292
                                                                                    2011   1.464
                                                                                    2010   1.367
                                                                                    2009   1.010
                                                                                    2008   1.715
                                                                                    2007   1.505
                                                                                    2006   1.254
                                                                                    2005   1.153
                                                                                    2004   1.000
 FTVIPT Templeton Global Asset Allocation Subaccount (Class 1) (1/92).............. 2007   4.060
                                                                                    2006   3.386
                                                                                    2005   3.301
                                                                                    2004   2.883
                                                                                    2003   2.207
 FTVIPT Templeton Growth Securities Subaccount (Class 1) (1/92).................... 2006   3.820
                                                                                    2005   3.547
                                                                                    2004   3.089
                                                                                    2003   2.359
Janus Aspen Series
 Janus Aspen Overseas Subaccount (Service Shares) (5/01)........................... 2012   1.564



                                                                                                     NUMBER OF UNITS
                                                                                     UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                        END OF YEAR      END OF YEAR
----------------------------------------------------------------------------------- --------------- ----------------
 Fidelity VIP High Income Subaccount (Initial Class) (2/92)........................ 2.980               8,676,286
                                                                                    2.642               9,684,371
                                                                                    2.572              10,998,477
                                                                                    2.288              12,418,782
                                                                                    1.609              13,454,324
                                                                                    2.172              15,111,817
                                                                                    2.140              17,511,349
                                                                                    1.948              19,793,518
                                                                                    1.921              22,537,435
                                                                                    1.774              25,475,600
 Fidelity VIP Mid Cap Subaccount (Service Class 2) (5/01).......................... 2.358              46,913,194
                                                                                    2.085              49,527,176
                                                                                    2.368              51,388,767
                                                                                    1.865              51,230,125
                                                                                    1.351              50,187,694
                                                                                    2.266              50,405,482
                                                                                    1.989              47,892,721
                                                                                    1.792              39,447,067
                                                                                    1.537              27,002,112
                                                                                    1.249              14,086,757
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Franklin Small-Mid Cap Growth Securities Subaccount (Class 2) (5/01)....... 1.244               4,164,552
                                                                                    1.137               4,672,259
                                                                                    1.210               5,003,389
                                                                                    0.960               5,280,712
                                                                                    0.677               5,117,864
                                                                                    1.192               5,489,019
                                                                                    1.085               4,307,278
                                                                                    1.011               4,143,301
                                                                                    0.977               3,983,556
                                                                                    0.887               3,060,921
 FTVIPT Mutual Shares Securities Subaccount (Class 2) (5/03)....................... 1.704                      --
                                                                                    1.458               7,587,012
                                                                                    1.335               3,733,761
                                                                                    1.200               1,486,942
 FTVIPT Templeton Developing Markets Securities Subaccount (Class 2) (5/04)........ 2.138              10,222,325
                                                                                    1.913              11,038,053
                                                                                    2.302              12,184,233
                                                                                    1.983              12,846,551
                                                                                    1.163              11,470,052
                                                                                    2.490              12,717,123
                                                                                    1.958              10,660,061
                                                                                    1.548               7,796,334
                                                                                    1.230                 846,095
 FTVIPT Templeton Foreign Securities Subaccount (Class 2) (5/04)................... 1.508               7,322,677
                                                                                    1.292               7,756,333
                                                                                    1.464               8,502,526
                                                                                    1.367               8,646,801
                                                                                    1.010               8,057,416
                                                                                    1.715               8,002,564
                                                                                    1.505               6,548,798
                                                                                    1.254               4,261,669
                                                                                    1.153               1,034,961
 FTVIPT Templeton Global Asset Allocation Subaccount (Class 1) (1/92).............. 4.301                      --
                                                                                    4.060              45,923,959
                                                                                    3.386              47,146,131
                                                                                    3.301              50,672,709
                                                                                    2.883              53,977,404
 FTVIPT Templeton Growth Securities Subaccount (Class 1) (1/92).................... 4.461                      --
                                                                                    3.820              85,582,319
                                                                                    3.547              92,327,562
                                                                                    3.089              97,403,572
Janus Aspen Series
 Janus Aspen Overseas Subaccount (Service Shares) (5/01)........................... 1.747              28,078,558

                  UNIVERSAL ANNUITY -- SEPARATE ACCOUNT 1.25% 3.5% AIR (CONTINUED)
                                                                                       UNIT VALUE AT
                                                                                        BEGINNING OF
PORTFOLIO NAME                                                                  YEAR        YEAR
------------------------------------------------------------------------------ ------ ---------------
                                                                               2011   2.340
                                                                               2010   1.895
                                                                               2009   1.072
                                                                               2008   2.272
                                                                               2007   1.797
                                                                               2006   1.241
                                                                               2005   0.952
                                                                               2004   0.812
                                                                               2003   0.611
Lazard Retirement Series, Inc.
 Lazard Retirement Small Cap Subaccount (5/03)................................ 2006   1.558
                                                                               2005   1.517
                                                                               2004   1.337
                                                                               2003   1.000
Legg Mason Partners Variable Equity Trust
 LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class I) (5/01).... 2012   1.053
                                                                               2011   1.041
                                                                               2010   0.843
                                                                               2009   0.634
                                                                               2008   1.078
                                                                               2007   1.075
                                                                               2006   1.001
                                                                               2005   0.908
                                                                               2004   0.836
                                                                               2003   0.629
 LMPVET ClearBridge Variable Appreciation Subaccount (Class I) (5/02)......... 2012   1.327
                                                                               2011   1.310
                                                                               2010   1.178
                                                                               2009   0.976
                                                                               2008   1.399
                                                                               2007   1.306
                                                                               2006   1.152
                                                                               2005   1.119
                                                                               2004   1.041
                                                                               2003   0.846
 LMPVET ClearBridge Variable Fundamental All Cap Value Subaccount (Class I) (5/2012   1.068
                                                                               2011   1.153
                                                                               2010   1.001
                                                                               2009   0.784
                                                                               2008   1.251
                                                                               2007   1.251
                                                                               2006   1.084
                                                                               2005   1.048
                                                                               2004   0.981
                                                                               2003   0.716
 LMPVET ClearBridge Variable Large Cap Growth Subaccount (Class I) (5/01)..... 2012   1.009
                                                                               2011   1.028
                                                                               2010   0.948
                                                                               2009   0.674
                                                                               2008   1.088
                                                                               2007   1.047
                                                                               2006   1.013
                                                                               2005   0.975
                                                                               2004   0.984
                                                                               2003   0.675
 LMPVET ClearBridge Variable Large Cap Value Subaccount (Class I) (5/01)...... 2012   1.095
                                                                               2011   1.057
                                                                               2010   0.978
                                                                               2009   0.795
                                                                               2008   1.250
                                                                               2007   1.219
                                                                               2006   1.044
                                                                               2005   0.992
                                                                               2004   0.910
                                                                               2003   0.696
 LMPVET ClearBridge Variable Small Cap Growth Subaccount (Class I) (5/01)..... 2012   1.341



                                                                                                NUMBER OF UNITS
                                                                                UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                   END OF YEAR      END OF YEAR
------------------------------------------------------------------------------ --------------- ----------------
                                                                               1.564              30,846,038
                                                                               2.340              35,339,155
                                                                               1.895              36,917,197
                                                                               1.072              35,367,855
                                                                               2.272              36,144,395
                                                                               1.797              24,864,268
                                                                               1.241              10,005,318
                                                                               0.952               5,364,547
                                                                               0.812               3,557,813
Lazard Retirement Series, Inc.
 Lazard Retirement Small Cap Subaccount (5/03)................................ 1.754                      --
                                                                               1.558               4,950,831
                                                                               1.517               4,056,498
                                                                               1.337               1,896,134
Legg Mason Partners Variable Equity Trust
 LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class I) (5/01).... 1.235              38,651,702
                                                                               1.053              41,691,442
                                                                               1.041              44,073,224
                                                                               0.843              46,538,605
                                                                               0.634              48,141,824
                                                                               1.078              54,277,162
                                                                               1.075              61,191,256
                                                                               1.001              61,275,134
                                                                               0.908              59,275,614
                                                                               0.836              46,835,775
 LMPVET ClearBridge Variable Appreciation Subaccount (Class I) (5/02)......... 1.520               7,708,394
                                                                               1.327               7,880,864
                                                                               1.310               8,099,806
                                                                               1.178               7,905,894
                                                                               0.976               7,717,039
                                                                               1.399               7,342,253
                                                                               1.306               7,572,814
                                                                               1.152               6,750,878
                                                                               1.119               5,139,040
                                                                               1.041               2,886,552
 LMPVET ClearBridge Variable Fundamental All Cap Value Subaccount (Class I) (5/1.212              35,773,634
                                                                               1.068              39,007,175
                                                                               1.153              42,244,729
                                                                               1.001              45,107,036
                                                                               0.784              48,183,741
                                                                               1.251              54,318,765
                                                                               1.251              38,001,963
                                                                               1.084              38,652,773
                                                                               1.048              38,936,677
                                                                               0.981              30,789,994
 LMPVET ClearBridge Variable Large Cap Growth Subaccount (Class I) (5/01)..... 1.199               8,527,768
                                                                               1.009               9,137,174
                                                                               1.028              10,007,753
                                                                               0.948              11,083,455
                                                                               0.674              11,381,434
                                                                               1.088              12,967,564
                                                                               1.047              14,660,743
                                                                               1.013              17,795,644
                                                                               0.975              19,869,473
                                                                               0.984              16,496,778
 LMPVET ClearBridge Variable Large Cap Value Subaccount (Class I) (5/01)...... 1.260              13,679,199
                                                                               1.095              14,971,844
                                                                               1.057              16,303,180
                                                                               0.978              17,879,577
                                                                               0.795              19,001,026
                                                                               1.250              22,301,030
                                                                               1.219               6,506,843
                                                                               1.044               6,818,151
                                                                               0.992               6,899,092
                                                                               0.910               5,708,051
 LMPVET ClearBridge Variable Small Cap Growth Subaccount (Class I) (5/01)..... 1.581               5,791,873

                   UNIVERSAL ANNUITY -- SEPARATE ACCOUNT 1.25% 3.5% AIR (CONTINUED)
                                                                                        UNIT VALUE AT
                                                                                         BEGINNING OF
PORTFOLIO NAME                                                                   YEAR        YEAR
------------------------------------------------------------------------------- ------ ---------------
                                                                                2011    1.339
                                                                                2010    1.083
                                                                                2009    0.768
                                                                                2008    1.312
                                                                                2007    1.207
                                                                                2006    1.084
                                                                                2005    1.047
                                                                                2004    0.921
                                                                                2003    0.626
 LMPVET Global Currents Variable International All Cap Opportunity Subaccount
 (2/95)........................................................................ 2011    1.343
                                                                                2010    1.311
                                                                                2009    1.033
                                                                                2008    1.847
                                                                                2007    1.759
                                                                                2006    1.415
                                                                                2005    1.283
                                                                                2004    1.102
                                                                                2003    0.875
 LMPVET Investment Counsel Variable Social Awareness Subaccount (5/92)......... 2012    3.103
                                                                                2011    3.142
                                                                                2010    2.837
                                                                                2009    2.339
                                                                                2008    3.166
                                                                                2007    2.891
                                                                                2006    2.718
                                                                                2005    2.637
                                                                                2004    2.513
                                                                                2003    1.975
Legg Mason Partners Variable Income Trust
 LMPVIT Western Asset Variable Adjustable Rate Income Subaccount (9/03)........ 2011    1.012
                                                                                2010    0.938
                                                                                2009    0.809
                                                                                2008    1.039
                                                                                2007    1.038
                                                                                2006    1.010
                                                                                2005    0.999
                                                                                2004    1.000
                                                                                2003    1.000
Legg Mason Partners Variable Portfolios I, Inc.
 LMPVPI All Cap Subaccount (Class I) (5/01).................................... 2007    1.231
                                                                                2006    1.055
                                                                                2005    1.027
                                                                                2004    0.960
                                                                                2003    0.699
Legg Mason Partners Variable Portfolios III, Inc.
 LMPVPIII Large Cap Value Subaccount (2/95).................................... 2007    2.493
                                                                                2006    2.135
                                                                                2005    2.030
                                                                                2004    1.858
                                                                                2003    1.474
Met Investors Series Trust
 MIST Batterymarch Growth and Income Subaccount (Class A) (4/06)............... 2012   20.105
                                                                                2011   20.082
                                                                                2010   17.882
                                                                                2009   14.854
                                                                                2008   23.826
                                                                                2007   22.372
                                                                                2006   20.733
 MIST Batterymarch Mid-Cap Stock Subaccount (Class A) (4/06)................... 2008    1.984
                                                                                2007    1.895
                                                                                2006    1.985
 MIST BlackRock High Yield Subaccount (Class A) (4/07) *....................... 2012    7.659
                                                                                2011    7.557
                                                                                2010    6.584
                                                                                2009    4.524
                                                                                2008    6.037
                                                                                2007    6.187
 MIST BlackRock Large Cap Core Subaccount (Class A) (4/06)..................... 2007    1.275



                                                                                                 NUMBER OF UNITS
                                                                                 UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                    END OF YEAR      END OF YEAR
------------------------------------------------------------------------------- --------------- ----------------
                                                                                 1.341              5,939,573
                                                                                 1.339              6,465,182
                                                                                 1.083              6,968,183
                                                                                 0.768              6,707,096
                                                                                 1.312              6,803,967
                                                                                 1.207              6,508,896
                                                                                 1.084              6,017,948
                                                                                 1.047              6,387,344
                                                                                 0.921              5,518,116
 LMPVET Global Currents Variable International All Cap Opportunity Subaccount
 (2/95)........................................................................  1.447                     --
                                                                                 1.343              8,515,739
                                                                                 1.311              9,372,717
                                                                                 1.033             10,151,945
                                                                                 1.847             11,308,690
                                                                                 1.759             13,071,034
                                                                                 1.415             14,134,259
                                                                                 1.283             15,470,196
                                                                                 1.102             16,482,494
 LMPVET Investment Counsel Variable Social Awareness Subaccount (5/92).........  3.392              7,678,701
                                                                                 3.103              8,529,051
                                                                                 3.142              9,442,324
                                                                                 2.837             10,042,089
                                                                                 2.339             10,394,816
                                                                                 3.166             11,275,531
                                                                                 2.891             12,271,820
                                                                                 2.718             13,245,591
                                                                                 2.637             14,426,711
                                                                                 2.513             15,327,635
Legg Mason Partners Variable Income Trust
 LMPVIT Western Asset Variable Adjustable Rate Income Subaccount (9/03)........  1.001                     --
                                                                                 1.012              1,332,508
                                                                                 0.938                827,681
                                                                                 0.809                818,211
                                                                                 1.039                874,650
                                                                                 1.038                974,173
                                                                                 1.010                741,455
                                                                                 0.999                320,379
                                                                                 1.000                 36,742
Legg Mason Partners Variable Portfolios I, Inc.
 LMPVPI All Cap Subaccount (Class I) (5/01)....................................  1.293                     --
                                                                                 1.231             21,950,368
                                                                                 1.055             24,055,560
                                                                                 1.027             26,498,188
                                                                                 0.960             23,365,758
Legg Mason Partners Variable Portfolios III, Inc.
 LMPVPIII Large Cap Value Subaccount (2/95)....................................  2.624                     --
                                                                                 2.493              9,530,131
                                                                                 2.135             10,926,641
                                                                                 2.030             12,122,094
                                                                                 1.858             12,794,011
Met Investors Series Trust
 MIST Batterymarch Growth and Income Subaccount (Class A) (4/06)............... 22.449                     --
                                                                                20.105              8,837,513
                                                                                20.082              9,767,517
                                                                                17.882             10,782,113
                                                                                14.854             11,794,160
                                                                                23.826             13,545,125
                                                                                22.372             15,540,097
 MIST Batterymarch Mid-Cap Stock Subaccount (Class A) (4/06)...................  1.915                     --
                                                                                 1.984             22,810,239
                                                                                 1.895             26,021,950
 MIST BlackRock High Yield Subaccount (Class A) (4/07) *.......................  8.843                239,603
                                                                                 7.659                263,522
                                                                                 7.557                296,727
                                                                                 6.584                330,073
                                                                                 4.524                337,705
                                                                                 6.037                405,406
 MIST BlackRock Large Cap Core Subaccount (Class A) (4/06).....................  1.339                     --

                                UNIVERSAL ANNUITY -- SEPARATE ACCOUNT 1.25% 3.5% AIR (CONTINUED)
                                                                                  UNIT VALUE AT                   NUMBER OF UNITS
                                                                                   BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                             YEAR        YEAR        END OF YEAR      END OF YEAR
------------------------------------------------------------------------- ------ --------------- --------------- ----------------
                                                                          2006   1.202           1.275               1,509,701
 MIST BlackRock Large Cap Core Subaccount (Class E) (4/07)............... 2012   1.075           1.205               2,507,827
                                                                          2011   1.087           1.075               2,617,447
                                                                          2010   0.977           1.087               2,217,365
                                                                          2009   0.830           0.977               2,354,258
                                                                          2008   1.341           0.830               2,311,787
                                                                          2007   1.328           1.341               1,764,345
 MIST Clarion Global Real Estate Subaccount (Class A) (4/06)............. 2012   0.851           1.062              20,144,188
                                                                          2011   0.910           0.851              21,058,921
                                                                          2010   0.793           0.910              21,653,358
                                                                          2009   0.594           0.793              21,977,857
                                                                          2008   1.029           0.594              22,196,176
                                                                          2007   1.223           1.029              23,829,509
                                                                          2006   1.003           1.223              28,287,284
 MIST Dreman Small Cap Value Subaccount (Class A) (4/06)................. 2012   1.358           1.551               2,889,019
                                                                          2011   1.530           1.358               3,256,003
                                                                          2010   1.296           1.530               3,282,587
                                                                          2009   1.017           1.296               3,145,562
                                                                          2008   1.377           1.017               3,137,676
                                                                          2007   1.408           1.377               2,990,006
                                                                          2006   1.318           1.408               1,502,452
 MIST Harris Oakmark International Subaccount (Class A) (4/06) *......... 2012   1.352           1.728               6,306,608
                                                                          2011   1.591           1.352               6,555,320
                                                                          2010   1.381           1.591               6,693,285
                                                                          2009   0.900           1.381               6,840,916
                                                                          2008   1.537           0.900               6,162,171
                                                                          2007   1.569           1.537               6,990,242
                                                                          2006   1.421           1.569               3,580,826
 MIST Invesco Small Cap Growth Subaccount (Class A) (4/06)............... 2012   1.430           1.673               1,952,282
                                                                          2011   1.460           1.430               2,223,606
                                                                          2010   1.169           1.460               1,902,478
                                                                          2009   0.882           1.169               1,964,130
                                                                          2008   1.455           0.882               1,764,570
                                                                          2007   1.322           1.455               1,733,362
                                                                          2006   1.329           1.322                 605,918
 MIST Loomis Sayles Global Markets Subaccount (Class A) (4/07) *......... 2012   5.083           5.885              26,078,236
                                                                          2011   5.212           5.083              29,187,397
                                                                          2010   4.312           5.212              32,065,461
                                                                          2009   3.096           4.312              35,756,882
                                                                          2008   5.148           3.096              38,816,907
                                                                          2007   4.273           5.148              44,073,067
 MIST Lord Abbett Bond Debenture Subaccount (Class A) (4/06)............. 2012   1.545           1.727               3,372,895
                                                                          2011   1.492           1.545               3,460,770
                                                                          2010   1.335           1.492               3,331,367
                                                                          2009   0.986           1.335               3,375,799
                                                                          2008   1.224           0.986               3,022,283
                                                                          2007   1.160           1.224               2,658,458
                                                                          2006   1.104           1.160               1,212,542
 MIST Met/AIM Capital Appreciation Subaccount (Class A) (4/06)........... 2009   0.756           0.720                      --
                                                                          2008   1.335           0.756                 836,159
                                                                          2007   1.208           1.335                 824,820
                                                                          2006   1.220           1.208                 569,730
 MIST MetLife Aggressive Strategy Subaccount (Class B) (5/11)............ 2012   0.927           1.069              37,744,855
                                                                          2011   1.082           0.927              38,940,284
 MIST MFS(R) Research International Subaccount (Class B) (4/07) *........ 2012   1.157           1.333              10,915,632
                                                                          2011   1.312           1.157              11,736,704
                                                                          2010   1.192           1.312               4,338,325
                                                                          2009   0.918           1.192               4,852,805
                                                                          2008   1.612           0.918               5,044,488
                                                                          2007   1.532           1.612               5,455,874
 MIST MLA Mid Cap Subaccount (Class A) (4/07)............................ 2012   1.871           1.951              14,537,134
                                                                          2011   1.997           1.871              15,903,551
                                                                          2010   1.641           1.997              17,441,380
                                                                          2009   1.211           1.641              18,998,248
                                                                          2008   1.100           1.211              20,526,044
                                                                          2007   1.239           1.100               1,469,239
 MIST Oppenheimer Capital Appreciation Subaccount (Class A) (4/08)....... 2012   0.855           0.962                      --

                                UNIVERSAL ANNUITY -- SEPARATE ACCOUNT 1.25% 3.5% AIR (CONTINUED)
                                                                                  UNIT VALUE AT                   NUMBER OF UNITS
                                                                                   BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                             YEAR        YEAR        END OF YEAR      END OF YEAR
------------------------------------------------------------------------- ------ --------------- --------------- ----------------
                                                                          2011   0.874           0.855             308,927,790
                                                                          2010   0.807           0.874             341,751,437
                                                                          2009   0.567           0.807             374,649,187
                                                                          2008   1.010           0.567             403,077,085
 MIST PIMCO Inflation Protected Bond Subaccount (Class A) (4/07) *....... 2012   1.366           1.475              21,237,860
                                                                          2011   1.241           1.366              19,155,191
                                                                          2010   1.163           1.241              17,658,204
                                                                          2009   0.995           1.163              16,519,697
                                                                          2008   1.079           0.995              13,033,753
                                                                          2007   1.017           1.079               2,674,584
 MIST PIMCO Total Return Subaccount (Class B) (5/09)..................... 2012   1.523           1.644                  11,595
                                                                          2011   1.495           1.523                  13,899
                                                                          2010   1.399           1.495                  45,028
                                                                          2009   1.253           1.399                  58,422
 MIST Pioneer Fund Subaccount (Class A) (4/06)........................... 2012   1.829           1.997               4,636,811
                                                                          2011   1.940           1.829               5,079,835
                                                                          2010   1.690           1.940               5,542,441
                                                                          2009   1.382           1.690               5,995,742
                                                                          2008   2.083           1.382               6,662,970
                                                                          2007   2.009           2.083               7,473,545
                                                                          2006   1.864           2.009               8,341,752
 MIST Pioneer Mid-Cap Value Subaccount (Class A) (4/06).................. 2007   1.134           1.253                      --
                                                                          2006   1.075           1.134                 642,248
 MIST Pioneer Strategic Income Subaccount (Class A) (4/06)............... 2012   2.184           2.407               6,891,582
                                                                          2011   2.134           2.184               7,302,548
                                                                          2010   1.926           2.134               7,403,948
                                                                          2009   1.466           1.926               7,600,060
                                                                          2008   1.663           1.466               7,244,928
                                                                          2007   1.579           1.663               6,549,681
                                                                          2006   1.520           1.579               5,292,934
 MIST SSgA Growth and Income ETF Subaccount (1/06)....................... 2012   1.146           1.277              96,610,845
                                                                          2011   1.148           1.146             102,294,878
                                                                          2010   1.036           1.148             110,185,544
                                                                          2009   0.840           1.036             118,121,815
                                                                          2008   1.135           0.840             130,577,256
                                                                          2007   1.090           1.135             147,441,601
                                                                          2006   1.000           1.090             158,709,583
 MIST SSgA Growth ETF Subaccount (1/06).................................. 2012   1.064           1.208             123,165,362
                                                                          2011   1.100           1.064             133,087,707
                                                                          2010   0.976           1.100             142,607,091
                                                                          2009   0.766           0.976             151,971,206
                                                                          2008   1.156           0.766             161,274,026
                                                                          2007   1.109           1.156             175,301,265
                                                                          2006   1.000           1.109             181,206,750
 MIST T. Rowe Price Large Cap Value Subaccount (Class B) (4/06).......... 2012   0.890           1.036               9,803,489
                                                                          2011   0.938           0.890              10,654,218
                                                                          2010   0.812           0.938              11,235,333
                                                                          2009   0.695           0.812              11,873,309
                                                                          2008   1.105           0.695              12,672,418
                                                                          2007   1.078           1.105              13,493,294
                                                                          2006   1.001           1.078              13,865,576
 MIST Third Avenue Small Cap Value Subaccount (Class B) (11/06) *........ 2012   1.581           1.842              28,629,525
                                                                          2011   1.759           1.581              31,207,149
                                                                          2010   1.486           1.759              34,796,051
                                                                          2009   1.190           1.486              37,377,830
                                                                          2008   1.716           1.190              39,099,914
                                                                          2007   1.792           1.716              43,022,989
                                                                          2006   1.754           1.792               5,532,209
 MIST Van Kampen Comstock Subaccount (Class B) (5/09).................... 2012   1.452           1.699                  15,988
                                                                          2011   1.492           1.452                  24,354
                                                                          2010   1.315           1.492                  25,227
                                                                          2009   1.051           1.315                  24,795
MetLife Investment Funds, Inc.
 MetLife Investment Diversified Bond Subaccount (Class I) (6/93)......... 2007   1.972           2.035                 (20,386)
                                                                          2006   1.914           1.972             174,876,474
                                                                          2005   1.899           1.914             181,005,949
                                                                          2004   1.837           1.899             185,980,211
                                                                          2003   1.762           1.837             181,300,133

                    UNIVERSAL ANNUITY -- SEPARATE ACCOUNT 1.25% 3.5% AIR (CONTINUED)
                                                                                          UNIT VALUE AT
                                                                                           BEGINNING OF
PORTFOLIO NAME                                                                     YEAR        YEAR
--------------------------------------------------------------------------------- ------ ---------------
 MetLife Investment International Stock Subaccount (Class I) (5/93).............. 2007   2.634
                                                                                  2006   2.108
                                                                                  2005   1.862
                                                                                  2004   1.641
                                                                                  2003   1.278
 MetLife Investment Large Company Stock Subaccount (Class I) (6/93).............. 2007   2.065
                                                                                  2006   1.858
                                                                                  2005   1.763
                                                                                  2004   1.622
                                                                                  2003   1.282
 MetLife Investment Small Company Stock Subaccount (Class I) (5/93).............. 2007   2.941
                                                                                  2006   2.620
                                                                                  2005   2.474
                                                                                  2004   2.179
                                                                                  2003   1.542
Metropolitan Series Fund
 MSF Barclays Capital Aggregate Bond Index Subaccount (Class A) (11/07) *........ 2012   2.492
                                                                                  2011   2.347
                                                                                  2010   2.241
                                                                                  2009   2.158
                                                                                  2008   2.062
                                                                                  2007   2.033
 MSF BlackRock Aggressive Growth Subaccount (Class D) (4/06)..................... 2012   0.645
                                                                                  2011   0.674
                                                                                  2010   0.593
                                                                                  2009   0.402
                                                                                  2008   0.750
                                                                                  2007   0.631
                                                                                  2006   0.645
 MSF BlackRock Bond Income Subaccount (Class A) (4/06) *......................... 2012   1.279
                                                                                  2011   1.214
                                                                                  2010   1.133
                                                                                  2009   1.047
                                                                                  2008   1.097
                                                                                  2007   1.044
                                                                                  2006   1.001
 MSF BlackRock Diversified Subaccount (Class A) (4/07)........................... 2012   2.526
                                                                                  2011   2.464
                                                                                  2010   2.275
                                                                                  2009   1.964
                                                                                  2008   2.645
                                                                                  2007   2.619
 MSF BlackRock Legacy Large Cap Growth Subaccount (Class A) (5/09)............... 2012   0.993
                                                                                  2011   1.104
                                                                                  2010   0.933
                                                                                  2009   0.739
 MSF BlackRock Money Market Subaccount (Class A) (4/06) *........................ 2012   1.051
                                                                                  2011   1.063
                                                                                  2010   1.075
                                                                                  2009   1.083
                                                                                  2008   1.065
                                                                                  2007   1.026
                                                                                  2006   1.000
 MSF FI Large Cap Subaccount (Class A) (4/06).................................... 2009   0.633
                                                                                  2008   1.162
                                                                                  2007   1.132
                                                                                  2006   1.114
 MSF Jennison Growth Subaccount (Class A) (4/12)................................. 2012   0.960
 MSF MetLife Aggressive Allocation Subaccount (Class B) (1/06)................... 2011   1.000
                                                                                  2010   0.875
                                                                                  2009   0.674
                                                                                  2008   1.146
                                                                                  2007   1.124
                                                                                  2006   1.000
 MSF MetLife Conservative Allocation Subaccount (Class B) (2/06)................. 2012   1.222



                                                                                                   NUMBER OF UNITS
                                                                                   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                      END OF YEAR      END OF YEAR
--------------------------------------------------------------------------------- --------------- ----------------
 MetLife Investment International Stock Subaccount (Class I) (5/93).............. 2.827                  (5,336)
                                                                                  2.634              91,422,895
                                                                                  2.108             109,355,895
                                                                                  1.862             120,928,660
                                                                                  1.641             133,441,492
 MetLife Investment Large Company Stock Subaccount (Class I) (6/93).............. 2.157                  (9,919)
                                                                                  2.065             172,416,579
                                                                                  1.858             186,731,780
                                                                                  1.763             199,732,745
                                                                                  1.622             208,253,227
 MetLife Investment Small Company Stock Subaccount (Class I) (5/93).............. 2.939                   3,698
                                                                                  2.941              72,466,187
                                                                                  2.620              81,540,187
                                                                                  2.474              89,121,953
                                                                                  2.179              98,738,316
Metropolitan Series Fund
 MSF Barclays Capital Aggregate Bond Index Subaccount (Class A) (11/07) *........ 2.557              26,622,318
                                                                                  2.492              29,204,240
                                                                                  2.347              33,047,852
                                                                                  2.241              36,211,572
                                                                                  2.158              39,579,716
                                                                                  2.062              45,493,402
 MSF BlackRock Aggressive Growth Subaccount (Class D) (4/06)..................... 0.706              10,108,560
                                                                                  0.645              10,514,093
                                                                                  0.674              11,040,795
                                                                                  0.593              11,478,170
                                                                                  0.402              11,249,366
                                                                                  0.750              10,575,314
                                                                                  0.631              10,310,292
 MSF BlackRock Bond Income Subaccount (Class A) (4/06) *......................... 1.360              32,050,716
                                                                                  1.279              34,593,119
                                                                                  1.214              37,488,908
                                                                                  1.133              40,184,670
                                                                                  1.047              43,742,684
                                                                                  1.097              49,550,898
                                                                                  1.044              55,573,018
 MSF BlackRock Diversified Subaccount (Class A) (4/07)........................... 2.803              76,055,158
                                                                                  2.526              83,885,811
                                                                                  2.464              93,361,459
                                                                                  2.275             103,978,204
                                                                                  1.964              56,850,802
                                                                                  2.645              65,226,613
 MSF BlackRock Legacy Large Cap Growth Subaccount (Class A) (5/09)............... 1.121                      --
                                                                                  0.993                      --
                                                                                  1.104                      --
                                                                                  0.933                      --
 MSF BlackRock Money Market Subaccount (Class A) (4/06) *........................ 1.039              49,034,905
                                                                                  1.051              51,768,756
                                                                                  1.063              52,352,677
                                                                                  1.075              59,849,318
                                                                                  1.083              79,473,913
                                                                                  1.065              72,440,191
                                                                                  1.026              65,446,713
 MSF FI Large Cap Subaccount (Class A) (4/06).................................... 0.662                      --
                                                                                  0.633              45,330,042
                                                                                  1.162              49,673,449
                                                                                  1.132              58,715,231
 MSF Jennison Growth Subaccount (Class A) (4/12)................................. 0.925             278,744,634
 MSF MetLife Aggressive Allocation Subaccount (Class B) (1/06)................... 1.085                      --
                                                                                  1.000              40,351,510
                                                                                  0.875              40,640,835
                                                                                  0.674              40,330,161
                                                                                  1.146              40,851,029
                                                                                  1.124               1,821,329
 MSF MetLife Conservative Allocation Subaccount (Class B) (2/06)................. 1.318               7,366,759

                   UNIVERSAL ANNUITY -- SEPARATE ACCOUNT 1.25% 3.5% AIR (CONTINUED)
                                                                                         UNIT VALUE AT
                                                                                          BEGINNING OF
PORTFOLIO NAME                                                                    YEAR        YEAR
-------------------------------------------------------------------------------- ------ ---------------
                                                                                 2011   1.199
                                                                                 2010   1.103
                                                                                 2009   0.927
                                                                                 2008   1.096
                                                                                 2007   1.051
                                                                                 2006   1.000
 MSF MetLife Conservative to Moderate Allocation Subaccount (Class B) (1/06).... 2012   1.145
                                                                                 2011   1.148
                                                                                 2010   1.042
                                                                                 2009   0.853
                                                                                 2008   1.102
                                                                                 2007   1.064
                                                                                 2006   1.000
 MSF MetLife Mid Cap Stock Index Subaccount (Class A) (4/06).................... 2012   1.102
                                                                                 2011   1.137
                                                                                 2010   0.912
                                                                                 2009   0.674
                                                                                 2008   1.069
                                                                                 2007   1.005
                                                                                 2006   1.004
 MSF MetLife Moderate Allocation Subaccount (Class B) (1/06).................... 2012   1.063
                                                                                 2011   1.091
                                                                                 2010   0.976
                                                                                 2009   0.781
                                                                                 2008   1.108
                                                                                 2007   1.076
                                                                                 2006   1.000
 MSF MetLife Moderate to Aggressive Allocation Subaccount (Class B) (1/06)...... 2012   0.996
                                                                                 2011   1.048
                                                                                 2010   0.925
                                                                                 2009   0.726
                                                                                 2008   1.132
                                                                                 2007   1.104
                                                                                 2006   1.000
 MSF MetLife Stock Index Subaccount (Class A) (4/06) *.......................... 2012   0.997
                                                                                 2011   0.991
                                                                                 2010   0.874
                                                                                 2009   0.701
                                                                                 2008   1.128
                                                                                 2007   1.086
                                                                                 2006   1.001
 MSF MFS(R) Total Return Subaccount (Class F) (4/06)............................ 2012   2.795
                                                                                 2011   2.769
                                                                                 2010   2.552
                                                                                 2009   2.184
                                                                                 2008   2.846
                                                                                 2007   2.767
                                                                                 2006   2.582
 MSF MFS(R) Value Subaccount (Class A) (4/06)................................... 2012   1.520
                                                                                 2011   1.526
                                                                                 2010   1.387
                                                                                 2009   1.162
                                                                                 2008   1.504
                                                                                 2007   1.415
                                                                                 2006   1.278
 MSF MSCI EAFE(R) Index Subaccount (Class A) (11/07) *.......................... 2012   1.870
                                                                                 2011   2.164
                                                                                 2010   2.025
                                                                                 2009   1.594
                                                                                 2008   2.786
                                                                                 2007   2.854
 MSF Oppenheimer Global Equity Subaccount (Class A) (4/06) *.................... 2012   0.942
                                                                                 2011   1.039
                                                                                 2010   0.905
                                                                                 2009   0.653
                                                                                 2008   1.109
                                                                                 2007   1.055
                                                                                 2006   0.996
 MSF Russell 2000(R) Index Subaccount (Class A) (11/07) *....................... 2012   2.831



                                                                                                  NUMBER OF UNITS
                                                                                  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                     END OF YEAR      END OF YEAR
-------------------------------------------------------------------------------- --------------- ----------------
                                                                                 1.222                7,012,063
                                                                                 1.199                7,638,631
                                                                                 1.103                5,970,998
                                                                                 0.927                5,279,005
                                                                                 1.096                3,443,858
                                                                                 1.051                  589,878
 MSF MetLife Conservative to Moderate Allocation Subaccount (Class B) (1/06).... 1.261               34,409,119
                                                                                 1.145               36,617,195
                                                                                 1.148               38,818,001
                                                                                 1.042               39,615,652
                                                                                 0.853               40,839,279
                                                                                 1.102               41,575,813
                                                                                 1.064                2,943,596
 MSF MetLife Mid Cap Stock Index Subaccount (Class A) (4/06).................... 1.280                6,983,172
                                                                                 1.102                6,867,767
                                                                                 1.137                6,949,687
                                                                                 0.912                6,859,089
                                                                                 0.674                6,459,837
                                                                                 1.069                5,333,803
                                                                                 1.005                2,799,148
 MSF MetLife Moderate Allocation Subaccount (Class B) (1/06).................... 1.188              232,269,573
                                                                                 1.063              245,993,688
                                                                                 1.091              261,860,359
                                                                                 0.976              272,703,247
                                                                                 0.781              285,726,194
                                                                                 1.108              298,424,779
                                                                                 1.076               12,199,186
 MSF MetLife Moderate to Aggressive Allocation Subaccount (Class B) (1/06)...... 1.135              226,926,485
                                                                                 0.996              240,917,621
                                                                                 1.048              255,267,315
                                                                                 0.925              266,481,505
                                                                                 0.726              274,797,664
                                                                                 1.132              292,610,829
                                                                                 1.104               11,214,398
 MSF MetLife Stock Index Subaccount (Class A) (4/06) *.......................... 1.140              477,984,975
                                                                                 0.997              345,446,975
                                                                                 0.991              377,777,652
                                                                                 0.874              405,468,542
                                                                                 0.701              430,298,527
                                                                                 1.128              472,018,763
                                                                                 1.086                3,215,810
 MSF MFS(R) Total Return Subaccount (Class F) (4/06)............................ 3.074               29,487,990
                                                                                 2.795               31,348,960
                                                                                 2.769               33,436,598
                                                                                 2.552               35,729,314
                                                                                 2.184               38,128,897
                                                                                 2.846               42,321,280
                                                                                 2.767               43,108,066
 MSF MFS(R) Value Subaccount (Class A) (4/06)................................... 1.751                       --
                                                                                 1.520                       --
                                                                                 1.526                       --
                                                                                 1.387                       --
                                                                                 1.162                       --
                                                                                 1.504               13,025,119
                                                                                 1.415                9,313,911
 MSF MSCI EAFE(R) Index Subaccount (Class A) (11/07) *.......................... 2.185               19,039,162
                                                                                 1.870               20,937,476
                                                                                 2.164               23,190,558
                                                                                 2.025               25,238,843
                                                                                 1.594               26,728,249
                                                                                 2.786               29,804,632
 MSF Oppenheimer Global Equity Subaccount (Class A) (4/06) *.................... 1.130              186,199,653
                                                                                 0.942              206,320,814
                                                                                 1.039              225,305,611
                                                                                 0.905              245,825,651
                                                                                 0.653              262,373,755
                                                                                 1.109              292,762,439
                                                                                 1.055              325,972,182
 MSF Russell 2000(R) Index Subaccount (Class A) (11/07) *....................... 3.252               22,754,763

                    UNIVERSAL ANNUITY -- SEPARATE ACCOUNT 1.25% 3.5% AIR (CONTINUED)
                                                                                           UNIT VALUE AT
                                                                                            BEGINNING OF
PORTFOLIO NAME                                                                      YEAR        YEAR
---------------------------------------------------------------------------------- ------ ---------------
                                                                                   2011   2.989
                                                                                   2010   2.384
                                                                                   2009   1.916
                                                                                   2008   2.917
                                                                                   2007   3.003
 MSF T. Rowe Price Large Cap Growth Subaccount (Class B) (4/06)................... 2012   1.050
                                                                                   2011   1.077
                                                                                   2010   0.934
                                                                                   2009   0.661
                                                                                   2008   1.155
                                                                                   2007   1.071
                                                                                   2006   0.998
 MSF T. Rowe Price Small Cap Growth Subaccount (Class B) (4/08)................... 2012   1.327
                                                                                   2011   1.325
                                                                                   2010   0.996
                                                                                   2009   0.728
                                                                                   2008   1.104
 MSF Western Asset Management Strategic Bond Opportunities Subaccount (Class A)
 (4/06)........................................................................... 2012   2.645
                                                                                   2011   2.523
                                                                                   2010   2.267
                                                                                   2009   1.736
                                                                                   2008   2.068
                                                                                   2007   2.013
                                                                                   2006   1.927
 MSF Western Asset Management U.S. Government Subaccount (Class A) (4/06) *....... 2012   2.528
                                                                                   2011   2.422
                                                                                   2010   2.314
                                                                                   2009   2.243
                                                                                   2008   2.276
                                                                                   2007   2.205
                                                                                   2006   2.126
PIMCO Variable Insurance Trust
 PIMCO VIT Real Return Subaccount (Administrative Class) (5/05)................... 2007   0.991
                                                                                   2006   0.997
                                                                                   2005   1.000
 PIMCO VIT Total Return Subaccount (Administrative Class) (5/03).................. 2009   1.208
                                                                                   2008   1.167
                                                                                   2007   1.087
                                                                                   2006   1.060
                                                                                   2005   1.047
                                                                                   2004   1.011
                                                                                   2003   1.000
Putnam Variable Trust
 Putnam VT International Equity Subaccount (Class IB) (5/01)...................... 2007   1.421
                                                                                   2006   1.126
                                                                                   2005   1.016
                                                                                   2004   0.886
                                                                                   2003   0.698
 Putnam VT Small Cap Value Subaccount (Class IB) (5/01)........................... 2007   1.984
                                                                                   2006   1.713
                                                                                   2005   1.620
                                                                                   2004   1.300
                                                                                   2003   0.879
The Travelers Series Trust
 Travelers AIM Capital Appreciation Subaccount (5/05)............................. 2006   1.144
                                                                                   2005   1.000
 Travelers Convertible Securities Subaccount (6/05)............................... 2006   1.035
                                                                                   2005   1.000
 Travelers Disciplined Mid Cap Stock Subaccount (5/98)............................ 2006   1.815
                                                                                   2005   1.635
                                                                                   2004   1.422
                                                                                   2003   1.076
 Travelers Large Cap Subaccount (6/05)............................................ 2006   1.080
                                                                                   2005   1.000
 Travelers Mercury Large Cap Core Subaccount (5/05)............................... 2006   1.130



                                                                                                    NUMBER OF UNITS
                                                                                    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                       END OF YEAR      END OF YEAR
---------------------------------------------------------------------------------- --------------- ----------------
                                                                                   2.831              25,057,335
                                                                                   2.989              27,523,317
                                                                                   2.384              29,402,401
                                                                                   1.916              30,839,634
                                                                                   2.917              33,807,059
 MSF T. Rowe Price Large Cap Growth Subaccount (Class B) (4/06)................... 1.230               5,980,400
                                                                                   1.050               5,843,826
                                                                                   1.077               5,973,488
                                                                                   0.934               5,912,804
                                                                                   0.661               5,791,874
                                                                                   1.155               5,867,466
                                                                                   1.071               4,455,391
 MSF T. Rowe Price Small Cap Growth Subaccount (Class B) (4/08)................... 1.519              34,441,682
                                                                                   1.327              36,727,045
                                                                                   1.325              36,662,396
                                                                                   0.996              37,039,029
                                                                                   0.728              37,976,037
 MSF Western Asset Management Strategic Bond Opportunities Subaccount (Class A)
 (4/06)........................................................................... 2.912                 885,038
                                                                                   2.645                 838,805
                                                                                   2.523                 919,657
                                                                                   2.267                 908,411
                                                                                   1.736                 917,498
                                                                                   2.068                 794,169
                                                                                   2.013                 722,740
 MSF Western Asset Management U.S. Government Subaccount (Class A) (4/06) *....... 2.584              17,338,465
                                                                                   2.528              18,678,654
                                                                                   2.422              21,051,407
                                                                                   2.314              22,712,450
                                                                                   2.243              24,910,830
                                                                                   2.276              27,119,432
                                                                                   2.205              29,444,349
PIMCO Variable Insurance Trust
 PIMCO VIT Real Return Subaccount (Administrative Class) (5/05)................... 1.013                      --
                                                                                   0.991               1,629,642
                                                                                   0.997                 956,277
 PIMCO VIT Total Return Subaccount (Administrative Class) (5/03).................. 1.249                      --
                                                                                   1.208              24,330,167
                                                                                   1.167              16,417,390
                                                                                   1.087              13,855,215
                                                                                   1.060              10,703,938
                                                                                   1.047               5,878,579
                                                                                   1.011               2,399,897
Putnam Variable Trust
 Putnam VT International Equity Subaccount (Class IB) (5/01)...................... 1.540                      --
                                                                                   1.421               5,055,410
                                                                                   1.126               4,078,177
                                                                                   1.016               3,868,658
                                                                                   0.886               3,592,150
 Putnam VT Small Cap Value Subaccount (Class IB) (5/01)........................... 2.121                      --
                                                                                   1.984              38,048,392
                                                                                   1.713              36,511,569
                                                                                   1.620              33,662,236
                                                                                   1.300              27,307,302
The Travelers Series Trust
 Travelers AIM Capital Appreciation Subaccount (5/05)............................. 1.220                      --
                                                                                   1.144                  94,134
 Travelers Convertible Securities Subaccount (6/05)............................... 1.104                      --
                                                                                   1.035                  37,238
 Travelers Disciplined Mid Cap Stock Subaccount (5/98)............................ 1.985                      --
                                                                                   1.815              30,211,099
                                                                                   1.635              31,509,991
                                                                                   1.422              30,484,250
 Travelers Large Cap Subaccount (6/05)............................................ 1.114                      --
                                                                                   1.080                 147,192
 Travelers Mercury Large Cap Core Subaccount (5/05)............................... 1.202                      --

                    UNIVERSAL ANNUITY -- SEPARATE ACCOUNT 1.25% 3.5% AIR (CONTINUED)
                                                                                          UNIT VALUE AT
                                                                                           BEGINNING OF
PORTFOLIO NAME                                                                     YEAR        YEAR
--------------------------------------------------------------------------------- ------ ---------------
                                                                                  2005   1.000
 Travelers MFS(R) Mid Cap Growth Subaccount (5/01)............................... 2006   0.609
                                                                                  2005   0.598
                                                                                  2004   0.531
                                                                                  2003   0.392
 Travelers MFS(R) Total Return Subaccount (2/95)................................. 2006   2.498
                                                                                  2005   2.457
                                                                                  2004   2.232
                                                                                  2003   1.940
 Travelers MFS(R) Value Subaccount (5/04)........................................ 2006   1.181
                                                                                  2005   1.123
                                                                                  2004   1.000
 Travelers Mondrian International Stock Subaccount (5/04)........................ 2006   1.235
                                                                                  2005   1.142
                                                                                  2004   1.000
 Travelers Pioneer Fund Subaccount (2/94)........................................ 2006   1.755
                                                                                  2005   1.676
                                                                                  2004   1.527
                                                                                  2003   1.249
 Travelers Pioneer Mid Cap Value Subaccount (6/05)............................... 2006   1.020
                                                                                  2005   1.000
 Travelers Pioneer Strategic Income Subaccount (3/95)............................ 2006   1.504
                                                                                  2005   1.469
                                                                                  2004   1.348
                                                                                  2003   1.348
 Travelers Salomon Brothers Strategic Total Return Bond Subaccount (3/95)........ 2006   1.955
                                                                                  2005   1.935
                                                                                  2004   1.843
                                                                                  2003   1.646
 Travelers Strategic Equity Subaccount (2/95).................................... 2006   2.265
                                                                                  2005   2.247
                                                                                  2004   2.065
                                                                                  2003   1.577
 Travelers Style Focus Series: Small Cap Growth Subaccount (5/05)................ 2006   1.153
                                                                                  2005   1.000
 Travelers Style Focus Series: Small Cap Value Subaccount (5/05)................. 2006   1.148
                                                                                  2005   1.000
 Travelers U.S. Government Securities Subaccount (1/92).......................... 2006   2.203
                                                                                  2005   2.138
                                                                                  2004   2.040
                                                                                  2003   2.010
Van Kampen Life Investment Trust
 Van Kampen LIT Comstock Subaccount (Class II) (5/03)............................ 2009   1.047
                                                                                  2008   1.652
                                                                                  2007   1.712
                                                                                  2006   1.494
                                                                                  2005   1.453
                                                                                  2004   1.253
                                                                                  2003   1.000



                                                                                                   NUMBER OF UNITS
                                                                                   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                      END OF YEAR      END OF YEAR
--------------------------------------------------------------------------------- --------------- ----------------
                                                                                  1.130                 574,689
 Travelers MFS(R) Mid Cap Growth Subaccount (5/01)............................... 0.645                      --
                                                                                  0.609              11,492,968
                                                                                  0.598              12,782,414
                                                                                  0.531              11,787,849
 Travelers MFS(R) Total Return Subaccount (2/95)................................. 2.582                      --
                                                                                  2.498              45,150,830
                                                                                  2.457              42,102,235
                                                                                  2.232              39,725,454
 Travelers MFS(R) Value Subaccount (5/04)........................................ 1.278                      --
                                                                                  1.181               5,412,345
                                                                                  1.123               1,087,015
 Travelers Mondrian International Stock Subaccount (5/04)........................ 1.421                      --
                                                                                  1.235                 982,369
                                                                                  1.142                 447,661
 Travelers Pioneer Fund Subaccount (2/94)........................................ 1.864                      --
                                                                                  1.755               9,439,078
                                                                                  1.676              10,275,849
                                                                                  1.527              11,576,990
 Travelers Pioneer Mid Cap Value Subaccount (6/05)............................... 1.075                      --
                                                                                  1.020                 373,899
 Travelers Pioneer Strategic Income Subaccount (3/95)............................ 1.520                      --
                                                                                  1.504               3,088,278
                                                                                  1.469                 258,817
                                                                                  1.348                      --
 Travelers Salomon Brothers Strategic Total Return Bond Subaccount (3/95)........ 1.927                      --
                                                                                  1.955                 587,191
                                                                                  1.935                 498,291
                                                                                  1.843                 364,923
 Travelers Strategic Equity Subaccount (2/95).................................... 2.366                      --
                                                                                  2.265              31,245,585
                                                                                  2.247              34,952,166
                                                                                  2.065              38,379,656
 Travelers Style Focus Series: Small Cap Growth Subaccount (5/05)................ 1.329                      --
                                                                                  1.153                  50,746
 Travelers Style Focus Series: Small Cap Value Subaccount (5/05)................. 1.318                      --
                                                                                  1.148                 107,466
 Travelers U.S. Government Securities Subaccount (1/92).......................... 2.126                      --
                                                                                  2.203              34,189,320
                                                                                  2.138              37,207,585
                                                                                  2.040              44,868,613
Van Kampen Life Investment Trust
 Van Kampen LIT Comstock Subaccount (Class II) (5/03)............................ 1.017                      --
                                                                                  1.047               5,167,055
                                                                                  1.652               6,446,258
                                                                                  1.712               7,393,219
                                                                                  1.494               7,258,912
                                                                                  1.453               3,259,779
                                                                                  1.253               1,506,552





                     UNIVERSAL ANNUITY -- SEPARATE ACCOUNT 1.25% 3.5% AIR (N)
                                                   UNIT VALUE AT                   NUMBER OF UNITS
                                                    BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                              YEAR        YEAR        END OF YEAR      END OF YEAR
------------------------------------------ ------ --------------- --------------- ----------------
Capital Appreciation Fund
 Capital Appreciation Fund (12/87)........ 2006   6.718           6.655                      --
                                           2005   5.755           6.718               4,214,124
                                           2004   4.875           5.755               4,883,432
                                           2003   3.952           4.875               5,941,706
High Yield Bond Trust
 High Yield Bond Trust (12/87)............ 2006   5.462           5.591                      --

                  UNIVERSAL ANNUITY -- SEPARATE ACCOUNT 1.25% 3.5% AIR (N) (CONTINUED)
                                                                                          UNIT VALUE AT
                                                                                           BEGINNING OF
PORTFOLIO NAME                                                                     YEAR        YEAR
--------------------------------------------------------------------------------- ------ ---------------
                                                                                  2005   5.458
                                                                                  2004   5.082
                                                                                  2003   3.985
Managed Assets Trust
 Managed Assets Trust (12/87).................................................... 2006   5.947
                                                                                  2005   5.799
                                                                                  2004   5.365
                                                                                  2003   4.453
Met Investors Series Trust
 MIST Janus Forty Subaccount (Class A) (4/06).................................... 2012   7.094
                                                                                  2011   7.751
                                                                                  2010   7.156
                                                                                  2009   5.059
                                                                                  2008   8.811
                                                                                  2007   6.839
                                                                                  2006   6.655
 MIST Legg Mason Partners Managed Assets Subaccount (Class A) (4/06)............. 2009   5.046
                                                                                  2008   6.834
                                                                                  2007   6.508
                                                                                  2006   6.143
 MIST Oppenheimer Capital Appreciation Subaccount (Class A) (4/08)............... 2012   0.855
                                                                                  2011   0.874
                                                                                  2010   0.807
                                                                                  2009   0.567
                                                                                  2008   1.010
 MIST PIMCO Total Return Subaccount (Class B) (5/09)............................. 2012   1.694
                                                                                  2011   1.663
                                                                                  2010   1.557
                                                                                  2009   1.394
 MIST Van Kampen Comstock Subaccount (Class B) (5/09)............................ 2012   1.010
                                                                                  2011   1.039
                                                                                  2010   0.916
                                                                                  2009   0.732
Metropolitan Series Fund
 MSF BlackRock Legacy Large Cap Growth Subaccount (Class A) (5/09)............... 2012   3.030
                                                                                  2011   3.369
                                                                                  2010   2.847
                                                                                  2009   2.256
 MSF T. Rowe Price Small Cap Growth Subaccount (Class B) (4/08).................. 2012   1.855
                                                                                  2011   1.851
                                                                                  2010   1.392
                                                                                  2009   1.017
                                                                                  2008   1.543
 MSF Western Asset Management High Yield Bond Subaccount (Class A) (4/06)........ 2007   5.954
                                                                                  2006   5.591



                                                                                                   NUMBER OF UNITS
                                                                                   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                      END OF YEAR      END OF YEAR
--------------------------------------------------------------------------------- --------------- ----------------
                                                                                  5.462                 638,173
                                                                                  5.458               1,015,568
                                                                                  5.082               1,149,710
Managed Assets Trust
 Managed Assets Trust (12/87).................................................... 6.143                      --
                                                                                  5.947               2,638,689
                                                                                  5.799               3,143,498
                                                                                  5.365               3,589,710
Met Investors Series Trust
 MIST Janus Forty Subaccount (Class A) (4/06).................................... 8.605               1,541,965
                                                                                  7.094               1,813,975
                                                                                  7.751               2,051,083
                                                                                  7.156               2,308,699
                                                                                  5.059               2,528,330
                                                                                  8.811               2,870,035
                                                                                  6.839               3,645,069
 MIST Legg Mason Partners Managed Assets Subaccount (Class A) (4/06)............. 4.996                      --
                                                                                  5.046               1,245,098
                                                                                  6.834               1,783,824
                                                                                  6.508               2,184,282
 MIST Oppenheimer Capital Appreciation Subaccount (Class A) (4/08)............... 0.962                      --
                                                                                  0.855                      --
                                                                                  0.874                      --
                                                                                  0.807                      --
                                                                                  0.567                      --
 MIST PIMCO Total Return Subaccount (Class B) (5/09)............................. 1.828               1,298,192
                                                                                  1.694               1,134,324
                                                                                  1.663               1,258,594
                                                                                  1.557                 906,881
 MIST Van Kampen Comstock Subaccount (Class B) (5/09)............................ 1.182                 130,895
                                                                                  1.010                 153,329
                                                                                  1.039                 154,307
                                                                                  0.916                 167,959
Metropolitan Series Fund
 MSF BlackRock Legacy Large Cap Growth Subaccount (Class A) (5/09)............... 3.422                 416,506
                                                                                  3.030                 488,032
                                                                                  3.369                 510,214
                                                                                  2.847                 571,360
 MSF T. Rowe Price Small Cap Growth Subaccount (Class B) (4/08).................. 2.123                      --
                                                                                  1.855                      --
                                                                                  1.851                      --
                                                                                  1.392                      --
                                                                                  1.017                      --
 MSF Western Asset Management High Yield Bond Subaccount (Class A) (4/06)........ 6.188                      --
                                                                                  5.954                 534,612





                     UNIVERSAL ANNUITY -- SEPARATE ACCOUNT 1.25% 3.5% AIR (Q)
                                                   UNIT VALUE AT                   NUMBER OF UNITS
                                                    BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                              YEAR        YEAR        END OF YEAR      END OF YEAR
------------------------------------------ ------ --------------- --------------- ----------------
Capital Appreciation Fund
 Capital Appreciation Fund (12/87)........ 2006   6.478           6.417                       --
                                           2005   5.550           6.478               87,256,748
                                           2004   4.701           5.550               93,892,846
                                           2003   3.811           4.701              102,370,808
High Yield Bond Trust
 High Yield Bond Trust (12/87)............ 2006   5.406           5.533                       --
                                           2005   5.402           5.406                7,473,436
                                           2004   5.030           5.402                7,744,129
                                           2003   3.944           5.030                8,227,080
Managed Assets Trust
 Managed Assets Trust (12/87)............. 2006   5.525           5.707                       --

                  UNIVERSAL ANNUITY -- SEPARATE ACCOUNT 1.25% 3.5% AIR (Q) (CONTINUED)
                                                                                          UNIT VALUE AT
                                                                                           BEGINNING OF
PORTFOLIO NAME                                                                     YEAR        YEAR
--------------------------------------------------------------------------------- ------ ---------------
                                                                                  2005   5.387
                                                                                  2004   4.985
                                                                                  2003   4.138
Met Investors Series Trust
 MIST Janus Forty Subaccount (Class A) (4/06).................................... 2012   6.841
                                                                                  2011   7.474
                                                                                  2010   6.900
                                                                                  2009   4.879
                                                                                  2008   8.496
                                                                                  2007   6.595
                                                                                  2006   6.417
 MIST Legg Mason Partners Managed Assets Subaccount (Class A) (4/06)............. 2009   4.688
                                                                                  2008   6.349
                                                                                  2007   6.046
                                                                                  2006   5.707
 MIST Oppenheimer Capital Appreciation Subaccount (Class A) (4/08)............... 2012   0.855
                                                                                  2011   0.874
                                                                                  2010   0.807
                                                                                  2009   0.567
                                                                                  2008   1.010
 MIST PIMCO Total Return Subaccount (Class B) (5/09)............................. 2012   1.694
                                                                                  2011   1.663
                                                                                  2010   1.557
                                                                                  2009   1.394
 MIST Van Kampen Comstock Subaccount (Class B) (5/09)............................ 2012   1.010
                                                                                  2011   1.039
                                                                                  2010   0.916
                                                                                  2009   0.732
Metropolitan Series Fund
 MSF BlackRock Legacy Large Cap Growth Subaccount (Class A) (5/09)............... 2012   3.030
                                                                                  2011   3.369
                                                                                  2010   2.847
                                                                                  2009   2.256
 MSF T. Rowe Price Small Cap Growth Subaccount (Class B) (4/08).................. 2012   1.855
                                                                                  2011   1.851
                                                                                  2010   1.392
                                                                                  2009   1.017
                                                                                  2008   1.543
 MSF Western Asset Management High Yield Bond Subaccount (Class A) (4/06)........ 2007   5.892
                                                                                  2006   5.533



                                                                                                   NUMBER OF UNITS
                                                                                   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                      END OF YEAR      END OF YEAR
--------------------------------------------------------------------------------- --------------- ----------------
                                                                                  5.525              32,915,217
                                                                                  5.387              37,131,824
                                                                                  4.985              40,079,723
Met Investors Series Trust
 MIST Janus Forty Subaccount (Class A) (4/06).................................... 8.298              46,795,796
                                                                                  6.841              51,063,590
                                                                                  7.474              56,115,044
                                                                                  6.900              60,862,905
                                                                                  4.879              63,711,501
                                                                                  8.496              68,344,003
                                                                                  6.595              78,056,077
 MIST Legg Mason Partners Managed Assets Subaccount (Class A) (4/06)............. 4.642                      --
                                                                                  4.688              22,669,086
                                                                                  6.349              25,958,785
                                                                                  6.046              29,363,946
 MIST Oppenheimer Capital Appreciation Subaccount (Class A) (4/08)............... 0.962                      --
                                                                                  0.855                      --
                                                                                  0.874                      --
                                                                                  0.807                      --
                                                                                  0.567                      --
 MIST PIMCO Total Return Subaccount (Class B) (5/09)............................. 1.828              27,612,107
                                                                                  1.694              27,564,342
                                                                                  1.663              29,322,201
                                                                                  1.557              25,878,071
 MIST Van Kampen Comstock Subaccount (Class B) (5/09)............................ 1.182               5,389,781
                                                                                  1.010               5,648,333
                                                                                  1.039               6,318,576
                                                                                  0.916               6,661,623
Metropolitan Series Fund
 MSF BlackRock Legacy Large Cap Growth Subaccount (Class A) (5/09)............... 3.422              10,005,393
                                                                                  3.030              10,857,315
                                                                                  3.369              11,729,353
                                                                                  2.847              12,627,741
 MSF T. Rowe Price Small Cap Growth Subaccount (Class B) (4/08).................. 2.123                      --
                                                                                  1.855                      --
                                                                                  1.851                      --
                                                                                  1.392                      --
                                                                                  1.017                      --
 MSF Western Asset Management High Yield Bond Subaccount (Class A) (4/06)........ 6.124                   1,372
                                                                                  5.892               6,940,303


------------
* We are currently waiving a portion of the Mortality and Expense Risk charge for this Subaccount. Please see "Fee Table- Annual Separate Account Charges" for more information.



The date next to each funding option name reflects the date money first came into the funding option through the Separate Account.

Funding options not listed above had no amounts allocated to them or were not available as of December 31, 2012.

Number of Units Outstanding at the end of the year may include units for Contracts in payout phase.

Variable Funding Option mergers and substitutions that occurred between January 1, 2005 and December 31, 2012 are displayed below. Please see Appendix B for more information on Variable Funding Option mergers, substitutions and other changes.

Effective on or about 05/01/06, Capital Appreciation Fund merged into Met Investors Series Trust-Janus Capital Appreciation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, Managed Assets Trust merged into Met Investors Series Trust-Legg Mason Partners Managed Assets Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, High Yield Bond Trust merged into Metropolitan Series Fund, Inc.-Western Asset Management High Yield Bond Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-AIM Capital Appreciation Portfolio merged into Metropolitan Series Fund, Inc.-Met/AIM Capital Appreciation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Convertible Securities Portfolio merged into Met Investors Series Trust-Lord Abbett Bond Debenture Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Style Focus Series:
Small Cap Value Portfolio merged into Met Investors Series Trust-Dreman Small-Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Style Focus Series:
Small Cap Growth Portfolio merged into Met Investors Series Trust-Met/AIM Small Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Mondrian International Stock Portfolio merged into Met Investors Series Trust-Harris Oakmark International Portfolio and is no longer available as a funding option.


Effective on or about 05/01/06, The Travelers Series Trust-Pioneer Mid Cap Value Portfolio merged into Met Investors Series Trust-Pioneer Mid-Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Disciplined Mid Cap Stock Portfolio merged into Met Investors Series Trust-Batterymarch Mid-Cap Stock Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Mercury Large Cap Core Portfolio merged into Met Investors Series Trust-Mercury Large-Cap Core Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-MFS(R) Value Portfolio merged into Met Investors Series Trust-MFS(R) Value Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Pioneer Fund Portfolio merged into Met Investors Series Trust-Pioneer Fund Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Pioneer Strategic Income Portfolio merged into Met Investors Series Trust-Pioneer Strategic Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, Managed Separate Account-Travelers Growth and Income Stock Account for Variable Annuities merged into Met Investors Series Trust-Batterymarch Growth and Income Stock Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, Managed Separate Account-Travelers Quality Bond Account for Variable Annuities merged into Metropolitan Series Fund, Inc.-BlackRock Bond Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, Managed Separate Account-Tactical Short-Term Bond Account for Variable Annuities merged into Metropolitan Series Fund, Inc.-BlackRock Money Market Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, Managed Separate Account-Tactical Growth and Income Account for Variable Annuities merged into Metropolitan Series Fund, Inc.-MetLife Stock Index Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, Managed Separate Account-Tactical Aggressive Stock Account for Variable Annuities merged into Metropolitan Series Fund, Inc.-MetLife Mid Cap Stock Index Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, Managed Separate Account-Travelers Money Market Account for Variable Annuities merged into Metropolitan Series Fund, Inc.-BlackRock Money Market Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Large Cap Portfolio merged into Metropolitan Series Fund, Inc.-FI Large Cap Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Strategic Equity Portfolio merged into Metropolitan Series Fund, Inc.-FI Large Cap Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-MFS(R) Mid Cap Growth Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Aggressive Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-MFS(R) Total Return Portfolio merged into Metropolitan Series Fund, Inc.-MFS(R) Total Return Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-U.S. Government Securities Portfolio merged into Metropolitan Series Fund, Inc.-Western Asset Manager U.S. Government Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust- Salomon Brothers Strategic Total Bond Portfolio merged into Metropolitan Series Fund, Inc.-Western Asset Management Strategic Bond Opportunities Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, Delaware VIP Trust-Delaware VIP REIT Series was replaced by Met Investors Series Trust-Neuberger Berman Real Estate Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, Franklin Templeton Variable Insurance Products Trust-Mutual Shares Securities Fund was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, The Franklin Templeton Variable Insurance Products Trust-Templeton Growth Securities Fund was replaced by the Metropolitan Series Fund, Inc.-Oppenheimer Global Equity Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, AllianceBernstein Variable Products Series Fund, Inc-AllianceBernstein Large Cap Growth Portfolio was replaced by Metropolitan Series Fund, Inc.-T. Rowe Price Large Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 11/13/06, Lazard Retirement Series, Inc.-Lazard Small Cap Portfolio was replaced by Met Investors Series Trust-Third Avenue Small Cap Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios I, Inc.-Legg Mason Partners Variable All Cap Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Fundamental Value Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios V-Legg Mason Partners Variable Small Cap Growth Opportunities Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Small Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios III, Inc.-Legg Mason Partners Variable Large Cap Value Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Investors Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Met Investors Series Trust-BlackRock Large-Cap Core Portfolio - Class A was exchanged for Met Investors Series Trust-BlackRock Large-Cap Core Portfolio - Class E and is no longer available as a funding option.

Effective on or about 04/30/2007, Met Investors Series Trust-Pioneer Mid-Cap Value Portfolio merged into Met Investors Series Trust-Lazard Mid-Cap Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Metropolitan Series Funds, Inc.-Western Asset Management High Yield Bond Portfolio merged into Met Investors Series Trust-BlackRock High Yield Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, PIMCO Variable Insurance Trust-Real Return Portfolio was replaced by Met Investors Series Trust-PIMCO Inflation Protected Bond Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Putnam Variable Trust-Putnam VT International Equity Fund was replaced by Met Investors Series Trust-MFS(R) Research International Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Putnam Variable Trust-Putnam VT Small Cap Value Fund was replaced by Met Investors Series Trust-Third Avenue Small Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 11/12/2007, MetLife Investment Funds, Inc.-MetLife Investment Diversified Bond Portfolio was replaced by Metropolitan Series Fund, Inc.-Lehman Brothers(R) Aggregate Bond Index Portfolio - Class A and is no longer available as a funding option.

Effective on or about 11/12/2007, MetLife Investment Funds, Inc.-MetLife Investment International Stock Portfolio was replaced by Metropolitan Series Fund, Inc.-Morgan Stanley EAFE(R) Index Portfolio - Class A and is no longer available as a funding option.

Effective on or about 11/12/2007, MetLife Investment Funds, Inc.-MetLife Investment Large Company Stock Fund was replaced by Metropolitan Series Fund, Inc.-MetLife Stock Index Portfolio - Class A and is no longer available as a funding option.

Effective on or about 11/12/2007, MetLife Investment Funds, Inc.-MetLife Investment Small Company Stock Fund was replaced by Metropolitan Series Fund, Inc.-Russell 2000(R) Index Portfolio - Class A and is no longer available as a funding option.

Effective on or about 4/30/2007, Fidelity Variable Insurance Products Fund-VIP Asset Manager(SM) Portfolio was replaced by Metropolitan Series Fund, Inc.-BlackRock Diversified Portfolio - Class A and is no longer available as a funding option.

Effective on or about 4/30/2007, Frankin Templeton Variable Insurance Products Trust-Templeton Global Asset Allocation Portfolio was replaced by Met Investors Series Trust-Loomis Sayles Global Markets Portfolio - Class A and is no longer available as a funding option.


Effective on or about 04/30/2007, the Dreyfus Stock Index Fund of the Dreyfus Stock Index Fund, Inc. was replaced by the MetLife Stock Index Portfolio of the Metropolitan Series Fund, Inc. and is no longer available.


Effective on or about 4/28/2008, Dreyfus Variable Investment Fund-Developing Leaders Portfolio was replaced by Metropolitan Series Fund, Inc.-T. Rowe Price Small Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Fidelity(R) Variable Insurance
Products-Fidelity VIP Growth Portfolio was replaced by Met Investors Series Trust-Oppenheimer Capital Appreciation Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Met Investors Series Trust-Batterymarch Mid-Cap Stock Portfolio merged into Met Investors Series Trust-Lazard Mid Cap Portfolio and is no longer available as a funding option.


Effective on or about 4/28/2008, Met Investors Series Trust-Lazard Mid Cap Portfolio-Class B was exchanged into Met Investors Series Trust-Lazard Mid Cap Portfolio-Class A.

Effective on or about 4/28/2008, Met Investors Series Trust-MFS(R) Value Portfolio was reorganized into Metropolitan Series Fund, Inc.-MFS(R) Value Portfolio.


Effective on or about 05/01/2009, PIMCO Variable Insurance Trust-Total Return Portfolio was replaced by Met Investors Series Trust- PIMCO Total Return Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Van Kampen Life Investment Trust-Comstock Portfolio was replaced by Met Investors Series Trust-Van Kampen Comstock Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Metropolitan Series Fund, Inc.-FI Large Cap Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Legacy Large Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Met Investors Series Trust-Legg Mason Partners Managed Assets Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Diversified Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Met Investors Series Trust-Met/AIM Capital Appreciation Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Legacy Large Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/2/2011, Legg Mason Partners Variable Equity Trust-Legg Mason Global Currents Variable International All Cap Opportunity Portfolio was replaced by Met Investors Series Trust-MFS(R) Research International Portfolio
- Class B and is no longer available as a funding option.

Effective on or about 05/2/2011, Metropolitan Series Fund, Inc.-MetLife Aggressive Allocation Portfolio - Class B was merged into Met Investors Series Trust-MetLife Aggressive Strategy Portfolio - Class B and is no longer available as a funding option.

Effective on or about 04/29/2011, Legg Mason Partners Variable Income Trust-Legg Mason Western Asset Variable Adjustable Rate Income Portfolio liquidated its assets and is no longer available as a funding option.

Effective on or about 04/30/2012, Met Investors Series Trust-Batterymarch Growth and Income Portfolio - Class A was merged into Metropolitan Series Fund-MetLife Stock Index Portfolio - Class A and is no longer available as a funding option.

Effective on or about 04/30/2012, Met Investors Series Trust-Oppenheimer Capital Appreciation Portfolio - Class A was merged into Metropolitan Series Fund-Jennison Growth Portfolio - Class A and is no longer available as a funding option.

                                  APPENDIX B
--------------------------------------------------------------------------------
             ADDITIONAL INFORMATION REGARDING THE UNDERLYING FUNDS



Some of the Underlying Funds listed below were subject to a merger or name change. The chart below identifies the former name and new name of each of these Underlying Funds, and, where applicable, the former name and new name of the trust of which the Underlying Fund is part.


UNDERLYING FUND NAME CHANGES




                        FORMER NAME                                                  NEW NAME
----------------------------------------------------------- ---------------------------------------------------------
MET INVESTORS SERIES TRUST                                  MET INVESTORS SERIES TRUST
 Lazard Mid Cap Portfolio- Class A                          MLA Mid Cap Portfolio- Class A
 Van Kampen Comstock Portfolio- Class B                     Invesco Comstock Portfolio- Class B
 Dreman Small Cap Value Portfolio- Class A                  JP Morgan Small Cap Value Portfolio- Class A
METROPOLITAN SERIES FUND                                    METROPOLITAN SERIES FUND
 BlackRock Aggressive Growth Portfolio- Class D             Frontier Mid Cap Growth Portfolio- Class D
 BlackRock Legacy Large Cap Growth Portfolio- Class A       BlackRock Capital Appreciation Portfolio- Class A
 Barclays Capital Aggregate Bond Index Portfolio- Class A   Barclays Aggregate Bond Index Portfolio- Class A
LEGG MASON PARTNERS VARIABLE EQUITY TRUST                   LEGG MASON PARTNERS VARIABLE EQUITY TRUST
 Legg Mason ClearBridge Variable Aggressive Growth          ClearBridge Variable Aggressive Growth Portfolio-
  Portfolio- Class I                                        Class I
 Legg Mason ClearBridge Variable Fundamental All Cap        ClearBridge Variable All Cap Value Portfolio- Class I
  Value Portfolio- Class I
 Legg Mason ClearBridge Variable Appreciation               ClearBridge Variable Appreciation Portfolio- Class I
  Portfolio- Class I
 Legg Mason ClearBridge Variable Large Cap Growth           ClearBridge Variable Large Cap Growth Portfolio- Class I
  Portfolio- Class I
 Legg Mason ClearBridge Variable Large Cap Value            ClearBridge Variable Large Cap Value Portfolio- Class I
  Portfolio- Class I
 Legg Mason ClearBridge Variable Small Cap Growth           ClearBridge Variable Small Cap Growth Portfolio-
  Portfolio- Class I                                        Class I



UNDERLYING FUND MERGERS


The former Underlying Fund was merged with and into the new Underlying Fund.



             FORMER UNDERLYING FUND                          NEW UNDERLYING FUND
----------------------------------------------- ---------------------------------------------
MET INVESTORS SERIES TRUST                      METROPOLITAN SERIES FUND
 MLA Mid Cap Portfolio- Class A                 Neuberger Berman Genesis Portfolio- Class A
METROPOLITAN SERIES FUND                        MET INVESTORS SERIES TRUST
 Oppenheimer Global Equity Portfolio- Class A   Oppenheimer Global Equity Portfolio- Class A

                      THIS PAGE INTENTIONALLY LEFT BLANK.

                                  APPENDIX C
--------------------------------------------------------------------------------
                      PORTFOLIO LEGAL AND MARKETING NAMES


            SERIES FUND/TRUST                  PORTFOLIO/SERIES                  MARKETING NAME
----------------------------------------- ------------------------- ----------------------------------------
Janus Aspen Series                        Overseas Portfolio        Janus Overseas Portfolo
Fidelity(R) Variable Insurance Products   Contrafund(R) Portfolio   Fidelity VIP Contrafund(R) Portfolio
Fidelity(R) Variable Insurance Products   Equity-Income Portfolio   Fidelity VIP Equity-Income Portfolio(R)
Fidelity(R) Variable Insurance Products   High Income Portfolio     Fidelity VIP High Income Portfolio
Fidelity(R) Variable Insurance Products   Mid Cap Portfolio         Fidelity VIP Mid Cap Portfolio

                      THIS PAGE INTENTIONALLY LEFT BLANK.

                                  APPENDIX D
--------------------------------------------------------------------------------
              CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION


The Statement of Additional Information contains more specific information and financial statements relating to the Separate Account and the Company. A list of the contents of the Statement of Additional Information is set forth below:

       The Insurance Company

       Principal Underwriter

       Distribution and Principal Underwriting Agreement

       Valuation of Assets

       Calculation of Money Market Yield

       ERISA

       Taxes

       Independent Registered Public Accounting Firm

       Financial Statements

COPIES OF THE STATEMENT OF ADDITIONAL INFORMATION ARE AVAILABLE WITHOUT CHARGE. TO REQUEST A COPY, PLEASE COMPLETE THE COUPON FOUND BELOW AND MAIL IT TO:
METLIFE INSURANCE COMPANY OF CONNECTICUT, 4700 WESTOWN PARKWAY, STE. 200, WEST DES MOINES, IA 50266.


Name:_______________________________________________________________






Address:_____________________________________________________________












Form SAI Book 1

                      THIS PAGE INTENTIONALLY LEFT BLANK.

                                  APPENDIX E
--------------------------------------------------------------------------------
WHAT YOU NEED TO KNOW IF YOU ARE A TEXAS OPTIONAL RETIREMENT PROGRAM
                                  PARTICIPANT


If You are a Participant in the Texas Optional Retirement Program, Texas law permits Us to make withdrawals on Your behalf only if You die, retire or terminate employment in all Texas institutions of higher education, as defined under Texas law. Any withdrawal You ask for requires a written statement from the appropriate Texas institution of higher education verifying Your vesting status and (if applicable) termination of employment. Also, We require a written statement from You that You are not transferring employment to another Texas institution of higher education. If You retire or terminate employment in all Texas institutions of higher education or die before being vested, amounts provided by the state's matching contribution will be refunded to the appropriate Texas institution. We may change these restrictions or add others without Your consent to the extent necessary to maintain compliance with the law.

                      THIS PAGE INTENTIONALLY LEFT BLANK.

                                  APPENDIX F
--------------------------------------------------------------------------------
                               THE FIXED ACCOUNT


The Fixed Account is part of the Company's general account assets. These general account assets include all assets of the Company other than those held in the Separate Accounts sponsored by the Company or its affiliates.

The staff of the SEC does not generally review the disclosure in the prospectus relating to the Fixed Account. Disclosure regarding the Fixed Account and the general account may, however, be subject to certain provisions of the federal securities laws relating to the accuracy and completeness of statements made in the prospectus.

Under the Fixed Account, the Company assumes the risk of investment gain or loss, guarantees a specified interest rate, and guarantees a specified periodic Annuity Payment. The investment gain or loss of the Separate Account or any of the Funding Options does not affect the Fixed Account Contract Value, or the dollar amount of Fixed Annuity Payments made under any payout option.

We guarantee that, at any time, the Fixed Account Contract Value will not be less than the amount of the Purchase Payments allocated to the Fixed Account, plus interest credited as described below, less any applicable Premium Taxes or prior withdrawals.

Purchase Payments allocated to the Fixed Account and any transfers made to the Fixed Account become part of the Company's general account, which supports insurance and Annuity obligations. Where permitted by state law, We reserve the right to restrict Purchase Payments into the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified in Your Contract. The general account and any interest therein is not registered under, or subject to the provisions of, the Securities Act of 1933 or Investment Company Act of 1940. We will invest the assets of the Fixed Account at Our discretion. Investment income from such Fixed Account assets will be allocated to Us and to the Contracts participating in the Fixed Account.

Investment income from the Fixed Account allocated to Us includes compensation for mortality and expense risks borne by Us in connection with Fixed Account Contracts. The amount of such investment income allocated to the Contracts will vary from year to year in Our sole discretion at such rate or rates as We prospectively declare from time to time.

We guarantee that foor the life of the Contract We will credit interest at a rate not less than the minimum interest rate allowed by state law. We reserve the right to change the rate subject to applicable state law. We will determine any interest We credit to amounts allocated to the Fixed Account in excess of the minimum guaranteed rate in Our sole discretion. You assume the risk that interest credited to the Fixed Account may not exceed the minimum guaranteed rate for any given year. We have no specific formula for determining the interest rate. Some factors We may consider are regulatory and tax requirements, general economic trends and competitive factors.


TRANSFERS


You may make transfers from the Fixed Account to any other available Funding Option(s) twice a year during the 30 days following the semiannual anniversary of the Contract Date. We limit transfers to an amount of up to 10% of the Fixed Account Contract Value on the semiannual Contract Date anniversary. (This restriction does not apply to Qualified Contracts or transfers under the Dollar Cost Averaging Program.) Amounts previously transferred from the Fixed Account to Funding Options may not be transferred back to the Fixed Account for a period of at least six months from the date of transfer. We reserve the right to waive either of these restrictions.

It is important to note that it will take over 10 years (assuming no additional Purchase Payments or transfers into the Fixed Account and discounting any accrued interest) to make a complete transfer of Your balance from the Fixed Account because of the transfer allowance restriction indicated above. This is because the transfer allowance is based on a declining Contract Value in the Fixed Account rather than withdrawals based upon a fixed number of years. For example (based on the assumptions above), if Your initial Contract Value in the Fixed Account is $100, the transfer allowance only allows You to transfer up to $20 that Contract Year. If You transfer the maximum transfer allowance that Contract Year, You may only transfer up to $16 the following Contract Year based on the transfer allowance of the $80 Contract Value remaining in the Fixed Account for such Contract Year. It is important to consider when deciding to invest in the Fixed Account whether this transfer allowance restriction fits Your risk tolerance and time horizon.

Automated transfers from the Fixed Account to any of the Funding Options may begin at any time. Automated transfers from the Fixed Account may not deplete Your Fixed Account value in a period of less than twelve months from Your enrollment in the Dollar Cost Averaging Program.

                                  APPENDIX G
--------------------------------------------------------------------------------
                               PREMIUM TAX TABLE



If You are a resident of one of the following jurisdictions, the percentage amount listed by that jurisdiction is the premium tax rate applicable to Your Contract.



                           401(K)
                           KEOGH       403(B)      403(A)      457(B)       IRA      NON-QUALIFIES
                         CONTRACTS   CONTRACTS   CONTRACTS   CONTRACTS   CONTRACTS     CONTRACTS
                        ----------- ----------- ----------- ----------- ----------- --------------
California.............      0.5%        0.5%        0.5%       2.35%        0.5%        2.35%
Florida(1).............      1.0%        1.0%        1.0%        1.0%        1.0%         1.0%
Maine..................       --          --          --         2.0%         --          2.0%
Nevada.................       --          --          --         3.5%         --          3.5%
Puerto Rico(2).........      1.0%        1.0%        1.0%        1.0%        1.0%         1.0%
South Dakota(3)........       --          --          --        1.25%         --         1.25%
West Virginia..........      1.0%        1.0%        1.0%        1.0%        1.0%         1.0%
Wyoming................       --          --          --         1.0%         --          1.0%

------------
1  Annuity premiums are exempt from taxation provided the tax savings are passed back to the contract holders. Otherwise, they are taxable at 1%. 2 We will not deduct premium taxes paid by Us to Puerto Rico from purchase payments, account balances, withdrawals, death benefits or income payments.
3 Special rate applies for large case annuity policies. Rate is 8/100 of 1% for that portion of the annuity considerations received on a contract exceeding $500,000 annually. Special rate on large case policies is not subject to retaliation.

                               UNIVERSAL ANNUITY


                      STATEMENT OF ADDITIONAL INFORMATION


                                     DATED



                                 APRIL 29, 2013



                                      FOR


          METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES


                                   ISSUED BY


                    METLIFE INSURANCE COMPANY OF CONNECTICUT


This Statement of Additional Information ("SAI") is not a prospectus but relates to, and should be read in conjunction with, the Prospectus dated April

29, 2013. A copy of the Variable Annuity Contract Prospectus may be obtained by writing to MetLife Insurance Company of Connecticut, Annuity Operations and

Services, 1300 Hall Boulevard, Bloomfield, Connecticut 06002-2910, or by

calling 1-800-233-3591, or by accessing the Securities and Exchange

Commission's website at http://www.sec.gov.
                        ------------------


The SAI contains information in addition to the information described in the Prospectus for the Variable Annuity Contracts (the "Contract(s)") offered by MetLife Insurance Company of Connecticut ("we", "our", or the "Company").





























                                                                     MIC-Book-01

                              TABLE OF CONTENTS


                                                           PAGE
                                                          -----
THE INSURANCE COMPANY....................................    2
PRINCIPAL UNDERWRITER....................................    2
DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT........    2
VALUATION OF ASSETS......................................    3
CALCULATION OF MONEY MARKET YIELD........................    4
ERISA....................................................    5
TAXES....................................................    6
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM............    7
FINANCIAL STATEMENTS.....................................    1

                             THE INSURANCE COMPANY

MetLife Insurance Company of Connecticut (the "Company") is a stock insurance company chartered in 1863 in Connecticut and has continuously engaged in the insurance business since that time. The Company is licensed to conduct life insurance business in all states of the United States, the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas. The Company is a wholly-owned subsidiary of MetLife, Inc. (NYSE: MET), a publicly traded company. MetLife, Inc. is a leading global provider of insurance, annuities and employee benefit programs, serving 90 million customers in over 50 countries. Through its subsidiaries and affiliates, MetLife, Inc. holds leading positions in the United States, Japan, Latin America, Asia Pacific, Europe and the Middle East. The Company's Home Office is located at 1300 Hall Boulevard, Bloomfield, Connecticut 06002-2910. The office that administers Your Contract is located at 4700 Westown Parkway, Ste 200, West Des Moines, IA 50266.

STATE REGULATION. The Company is subject to the laws of the state of Connecticut governing insurance companies and to regulation by the Insurance Commissioner of the state of Connecticut (the "Commissioner"). An annual statement covering the operations of the Company for the preceding year, as well as its financial conditions as of December 31 of such year, must be filed with the Commissioner in a prescribed format on or before March 1 of each year. The Company's books and assets are subject to review or examination by the Commissioner or his agents at all times, and a full examination of its operations is conducted at least once every four years.

The Company is also subject to the insurance laws and regulations of all other states in which it is licensed to operate. However, the insurance departments of each of these states generally apply the laws of the home state (jurisdiction of domicile) in determining the field of permissible investments.


THE SEPARATE ACCOUNT. The Separate Account meets the definition of a separate account under the federal securities laws, and complies with the provisions of the Investment Company Act of 1940, as amended. Additionally, the operations of the Separate Account are subject to the provisions of Section 38a-433 of the Connecticut General Statutes, which authorizes the Commissioner to adopt regulations under it. Section 38a-433 contains no restrictions on the investments of the Separate Account, and the Commissioner has adopted no regulations under the Section that affect the Separate Account. The Company holds title to the assets of the Separate Account. The assets are kept physically segregated and are held separate and apart from the Company's general corporate assets. Records are maintained of all purchases and redemptions of the Underlying Funds held in each of the Variable Funding Options.


                             PRINCIPAL UNDERWRITER

MetLife Investors Distribution Company ("MLIDC") serves as principal underwriter for the Separate Account and the Contracts. The offering is continuous. MLIDC's principal executive offices are located at 5 Park Plaza, Suite 1900, Irvine, CA 92614. MLIDC is affiliated with the Company and the Separate Account.


               DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT

Information about the distribution of the Contracts is contained in the prospectus (see "Other Information -- Distribution of the Variable Annuity Contracts"). Additional information is provided below.

Under the terms of the Distribution and Principal Underwriting Agreement among the Separate Account, MLIDC and the Company, MLIDC acts as agent for the distribution of the Contracts and as principal underwriter for the Contracts. The Company reimburses MLIDC for certain sales and overhead expenses connected with sales functions.

The following table shows the amount of commissions paid to and the amount of commissions retained by the Distributor and Principal Underwriter over the past three years.


                            UNDERWRITING COMMISSIONS
------------------------



              UNDERWRITING COMMISSIONS PAID     AMOUNT OF UNDERWRITING
                TO THE DISTRIBUTOR BY THE     COMMISSIONS RETAINED BY THE
    YEAR                 COMPANY                      DISTRIBUTOR
------------ ------------------------------- ----------------------------
 2012........$35,916,770                     $0
 2011........$39,198,439                     $0
 2010........$41,407,559                     $0

The Company and MLIDC have also entered into preferred distribution arrangements with certain broker-dealer firms. These arrangements are sometimes called "shelf space" arrangements. Under these arrangements, the Company and MLIDC pay separate, additional compensation to the broker-dealer firms for services the broker-dealer firms provide in connection with the distribution of the Company's products. These services may include providing the Company with access to the distribution network of the broker-dealer firms, the hiring and training of the broker-dealer firms' sales personnel, the sponsoring of conferences and seminars by the broker-dealer firms, or general marketing services performed by the broker-dealer firms. The broker-dealer firms may also provide other services or incur other costs in connection with distributing the Company's products.


These preferred distribution arrangements will not be offered to all broker-dealer firms and the terms of such arrangements may differ between broker-dealer firms. Compensation payable under such arrangements may be based on aggregate, net or anticipated sales of the Contract, total assets attributable to sales of the Contract by registered representatives of the broker-dealer firms or based on the length of time that a Contract Owner has owned the Contract. Any such compensation payable to a broker-dealer firm will be made by MLIDC or the Company out of their own assets and will not result in any additional direct charge to You. Such compensation may cause the broker dealer firms and their registered representatives to favor the Company's products. The amount of additional compensation (non-commission amounts) paid to selected broker-dealer firms during 2012 ranged from $94,146 to $319,370*. The amount of commissions paid to selected broker-dealer firms during 2012 ranged from $18,655 to $2,479,906. The amount of total compensation (includes non-commission as well as commission amounts) paid to selected broker-dealer firms during 2012 ranged from $338,025 to $2,574,052*.


* For purposes of calculating this range, the additional compensation (non-commission) amounts received by a selling firm includes additional compensation received by the firm for the sale of insurance products issued by our affiliates MetLife Investors USA Insurance Company, First MetLife Investors Insurance Company and MetLife Investors Insurance Company.


The following list sets forth the names of broker-dealer firms that have entered into preferred distribution arrangements with the Company and MLIDC under which the broker-dealer firms received additional compensation in 2012 in connection with the sale of Our Variable Annuity contracts, variable life policies and other insurance products (including the Contracts). The broker-dealer firms are listed in alphabetical order:


Tower Square Securities, Inc.
Walnut Street Securities, Inc.

There are other broker-dealer firms who receive compensation for servicing Our contracts, and the account value of the contracts or the amount of added purchase payments received may be included in determining their additional compensation, if any.

REDUCTION OR ELIMINATION OF THE WITHDRAWAL CHARGE. We may reduce or eliminate the withdrawal charge under the Contract when certain sales or administration of the Contract result in savings or reduced expenses and/or risks. We will not reduce or eliminate the withdrawal charge where such reduction or elimination would be unfairly discriminatory to any person.


                              VALUATION OF ASSETS


FUNDING OPTIONS. The value of the assets of each Funding Option is determined as of 4:00 p.m. Eastern time on each business day, unless We need to close earlier due to an emergency. A business day is any day the New York Stock Exchange is open. It is expected that the Exchange will be closed on Saturdays and Sundays and on the observed holidays of New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Each security traded on a national securities exchange is valued at the last reported sale price on the business day. If there has been no sale on that day, then the value of the security is taken to be the mean between the reported bid and asked prices on the business day or on the basis of quotations received from a reputable broker or any other recognized source.


THE CONTRACT VALUE: The value of an Accumulation Unit on any business day is determined by multiplying the value on the preceding business day by the net investment factor for the Valuation Period just ended. The net investment factor is used to measure the investment performance of an investment alternative from one Valuation Period to the next. The net investment factor is determined by dividing (a) by (b) and adding (c) to the result where:

   (a) is the net result of the Valuation Period's investment income (including, in the case of assets invested in an underlying mutual fund, distributions whose ex-dividend date occurs during the Valuation Period), plus capital gains and losses (whether realized or unrealized), less any deduction for applicable taxes (presently zero);

   (b) is the value of the assets at the beginning of the Valuation Period (or, in the case of assets invested in an underlying mutual fund, value is based on the net asset value of the mutual fund);

   (c) is the net result of 1.000, less the Valuation Period deduction for the insurance charge, less the applicable deduction for the investment advisory fee.

The net investment factor may be more or less than one.

THE CONTRACT VALUE. The value of an Accumulation Unit on any business day is determined by multiplying the value on the preceding business day by the net investment factor for the Valuation Period just ended. The net investment factor is used to measure the investment performance of a Funding Option from one Valuation Period to the next. The net investment factor for a Funding Option for any Valuation Period is equal to the sum of 1.000000 plus the net investment rate (the gross investment rate less any applicable Funding Option deductions during the Valuation Period relating to the mortality and expense risk charge and the administrative expense charge). The gross investment rate of a Funding Option is equal to (a) minus (b), divided by (c) where:

     (a) = investment income plus capital gains and losses (whether realized or unrealized);

     (b) = any deduction for applicable taxes (presently zero); and

     (c) = the value of the assets of the funding option at the beginning of the Valuation Period.

The gross investment rate may be either positive or negative. A Funding Option's investment income includes any distribution whose ex-dividend date occurs during the Valuation Period.

ACCUMULATION UNIT VALUE. The value of the Accumulation Unit for each Funding Option was initially established at $1.00. The value of an Accumulation Unit on any business day is determined by multiplying the value on the preceding business day by the net investment factor for the Valuation Period just ended. The net investment factor is calculated for each Funding Option and takes into account the investment performance, expenses and the deduction of certain expenses.

ANNUITY UNIT VALUE. The initial Annuity Unit value applicable to each Funding Option was established at $1.00. An Annuity Unit value as of any business day is equal to (a) the value of the Annuity Unit on the preceding business day, multiplied by (b) the corresponding net investment factor for the business day just ended, divided by (c) the assumed net investment factor for the Valuation Period. (For example, the assumed net investment factor based on an annual assumed net investment rate of 3.0% for a Valuation Period of one day is
1.000081 and, for a period of two days, is 1.000081 - 1.000081.)

ANNUITY UNIT VALUE FOR UNIVERSAL ANNUITY CONTRACTS. An Annuity Unit value as of any business day is equal to (a) the value of the Annuity Unit on the preceding business day, multiplied by (b) the corresponding net investment factor for the business day just ended, divided by (c) the assumed net investment factor for the Valuation Period. (For example, the assumed net investment factor based on an annual assumed net investment rate of 3.5% for a Valuation Period of one day is 1.000094 and, for a period of two days, is 1.000094 - 1.000094.)


                       CALCULATION OF MONEY MARKET YIELD

From time to time, We may quote in advertisements and sales literature the current yield for a money market Subaccount for a 7-day period in a manner that does not take into consideration any realized or unrealized gains or losses on shares of the Underlying Fund or on its respective portfolio securities. On a Contract-specific basis, the current yield is computed by: (a) determining the net change (exclusive of realized gains and losses on the sales of securities and unrealized appreciation and depreciation) at the end of the 7-day period in the value of a hypothetical account under a Contract having a balance of one Accumulation Unit at the beginning of the period, (b) dividing such net change in Subaccount value by the Subaccount value at the beginning of the period to determine the base period return; and (c) annualizing this quotient on a 365-day basis. The net change in Subaccount value reflects net income from the Underlying 365-day basis. The net change in Subaccount value reflects: (1) net income from the Underlying Fund attributable to the hypothetical account; and (2) Contract-level charges and deductions imposed under the Contract which are attributable to the hypothetical account.

On a Contract-specific basis, current yield will be calculated according to the following formula:

                 Current Yield = ((NCF -- ES) / UV) - (365 / 7)

Where:

NCF = the net change in the value of the Underlying Fund (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation) for the 7-day period attributable to a hypothetical account having a balance of one Accumulation Unit.

ES = per unit expenses for the hypothetical account for the 7-day period.

UV = the unit value on the first day of the 7-day period.

We may also quote the effective yield of a money market Subaccount for the same 7-day period, determined on a compounded basis. The effective yield is calculated by compounding the unannualized base period return according to the following formula:

            Effective Yield = (1 + ((NCF -- ES) / UV)) 365 / 7 -- 1

Where:

NCF = the net change in the value of the Underlying Fund (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation) for the 7-day period attributable to a hypothetical account having a balance of one Accumulation Unit.

ES = per unit expenses of the hypothetical account for the 7-day period.

UV = the unit value for the first day of the 7-day period.

Because of the charges and deductions imposed under the Contract, the yield for the Subaccount will be lower than the yield for the corresponding Underlying Fund. The yields on amounts held in the Subaccount normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The actual yield for the Subaccount is affected by changes in interest rates on money market securities, average portfolio maturity of the Underlying Fund, the types and qualities of portfolio securities held by the Underlying Fund, and the Underlying Fund's operating expenses. Yields on amounts held in the Subaccount may also be presented for periods other than a 7-day period.


                                     ERISA

If Your Plan is subject to ERISA (the Employee Retirement Income Security Act of 1974) and You are married, the income payments, withdrawal provisions, and methods of payment of the death benefit under Your Contract may be subject to Your spouse's rights as described below.

Generally, the spouse must give qualified consent whenever You elect to:

   a) choose income payments other than on a qualified joint and survivor Annuity basis ("QJSA") (one under which We make payments to You during Your lifetime and then make payments reduced by no more than 50% to Your spouse for his or her remaining life, if any); or choose to waive the qualified pre-retirement survivor Annuity benefit ("QPSA") (the benefit payable to the surviving spouse of a Participant who dies with a vested interest in an accrued retirement benefit under the Plan before payment of the benefit has begun);

     b) make certain withdrawals under Plans for which a qualified consent is required;

     c)  name someone other than the spouse as Your Beneficiary;

     d)  use Your accrued benefit as security for a loan exceeding $5,000.

Generally, there is no limit to the number of Your elections as long as a qualified consent is given each time. The consent to waive the QJSA must meet certain requirements, including that it be in writing, that it acknowledges the identity of the designated Beneficiary and the form of benefit selected, dated, signed by Your spouse, witnessed by a notary public or Plan representative, and that it be in a form satisfactory to Us. The waiver of a QJSA generally must be executed during the 180-day period (90-day period for certain loans) ending on the date on which income payments are to commence, or the withdrawal or the loan is to be made, as the case may be. If You die before benefits commence, Your surviving spouse will be Your Beneficiary unless he or she has given a qualified consent otherwise. The qualified consent to waive the QPSA benefit and the Beneficiary designation must be made in writing that acknowledges the designated Beneficiary, dated, signed by Your spouse, witnessed by a notary public or Plan representative and in a form satisfactory to Us. Generally, there is no limit to the number of Beneficiary designations as long as a qualified consent accompanies each designation. The waiver of and the qualified consent for the QPSA benefit generally may not be given until the Plan year in which You attain age 35. The waiver period for the QPSA ends on the date of Your death.


Under current federal tax rules, a same-sex spouse is treated as a non-spouse
                                     Beneficiary.


If the present value of Your benefit is worth $5,000 or less, Your Plan generally may provide for distribution of Your entire interest in a lump sum without spousal consent.


                                     TAXES


403(B)

In general, contributions to Section 403(b) arrangements are subject to limitations under Section 415(c) of the Code (the lesser of 100% of includable compensation or the applicable limit for the year). These contributions (as well as any other salary reduction contributions to qualified Plans of an employer), are also subject to the aggregate annual limitation under section 402 (g) of the Internal Revenue Code as shown below:



FOR TAXABLE YEARS BEGINNING IN CALENDAR YEAR   APPLICABLE DOLLAR LIMIT
---------------------------------------------- ------------------------
 2013..........................................$17,500



The Applicable Dollar Limit under Section 402(g) is increased for eligible Participants in the amount of the permissible age 50 and above catch up contributions for the year, which is $5,500 for 2013, regardless of the number of Plans in which the employee participates.


403(A)

If Your benefit under the 403(a) Plan is worth more than $5,000, the Code requires that Your Annuity protect Your spouse if You die before You receive any payments under the Annuity or if You die while payments are being made. You may waive these requirements with the written consent of Your spouse. In general, designating a Beneficiary other than Your spouse is considered a waiver and requires Your spouse's written consent. Waiving these requirements may cause Your monthly benefit to increase during Your lifetime. Special rules apply to the withdrawal of excess contributions.

SIMPLIFIED EMPLOYEE PENSION ("SEP")


Rules applicable to Traditional IRA annuities (including rollovers, minimum distributions, penalty taxes and after death distributions) generally apply to Your SEP IRA Annuity.


457(B) ANNUITY

The compensation amounts that may be deferred under a 457(b) Plan may not exceed certain deferral limits established under the federal tax law. 457(b) Plans maintained by State or local governmental employers are considered eligible retirement Plans for purposes of the rollover rules and may also accept certain rollover contributions if permitted under the Plan. Participants in 457(b) Plans of state and local governments (but not Participants in section 457(b) Plans of Tax -- Exempt employers) who attain age 50 prior to the end of the taxable year are also eligible to make catch-up contributions under the same limitations as apply for Participants in Section 403(b) Plans. A 457(b) Plan of either a governmental or tax-exempt employer may provide a one-time election to make special 457(b) catch-up contributions in one or more of the Participant's last 3 taxable years ending before the Participant's normal retirement age under the Plan. Participants in governmental 457(b) Plans may not use both the age 50 or older catch-up contribution and the special 457(b) one-time catch-up contribution in the same taxable year.

In general, contribution limits with respect to elective deferrals and to age 50+ catch-up contributions (under governmental 457 (b) Plans) are not aggregated with contributions under the other types of qualified Plans for purposes of determining the limitations applicable to Participants.


                 INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


The financial statements and financial highlights comprising each of the Subaccounts of MetLife of CT Separate Account Eleven for Variable Annuities included in this Statement of Additional Information, have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing herein. Such financial statements and financial highlights are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

The consolidated financial statements and related financial statement schedules of MetLife Insurance Company of Connecticut and subsidiaries, included in this Statement of Additional Information, have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing herein. Such financial statements and financial statement schedules are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

The principal business address of Deloitte & Touche LLP is Two World Financial Center, New York, New York 10281-1414.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


To the Contract Owners of
MetLife of CT Separate Account Eleven for Variable Annuities and Board of Directors of
MetLife Insurance Company of Connecticut

We have audited the accompanying statements of assets and liabilities of MetLife of CT Separate Account Eleven for Variable Annuities (the "Separate Account") of MetLife Insurance Company of Connecticut (the "Company") comprising each of the individual Subaccounts listed in Note 2 as of December 31, 2012, the related statements of operations for the year then ended, the statements of changes in net assets for the respective stated periods in the two years then ended, and the financial highlights in Note 8 for the respective stated periods in the five years then ended. These financial statements and financial highlights are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Separate Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Separate Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of investments owned as of December 31, 2012, by correspondence with the custodian or mutual fund companies. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the Subaccounts constituting the Separate Account of the Company as of December 31, 2012, the results of their operations for the year then ended, the changes in their net assets for the respective stated periods in the two years then ended, and the financial highlights for the respective stated periods in the five years then ended, in conformity with accounting principles generally accepted in the United States of America.



/s/ DELOITTE & TOUCHE LLP
Certified Public Accountants

Tampa, Florida
March 28, 2013

This page is intentionally left blank.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY OF CONNECTICUT
                    STATEMENTS OF ASSETS AND LIABILITIES
                              DECEMBER 31, 2012


                                                                 ALLIANCEBERNSTEIN
                                              ALGER CAPITAL       GLOBAL THEMATIC                           AMERICAN FUNDS
                                              APPRECIATION            GROWTH         AMERICAN FUNDS BOND     GLOBAL GROWTH
                                               SUBACCOUNT           SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                          -------------------  -------------------  -------------------- -------------------
ASSETS:
   Investments at fair value............  $         3,300,968  $           878,354  $        10,642,899  $       143,143,642
   Due from MetLife Insurance
     Company of Connecticut.............                   --                   --                   --                   --
                                          -------------------  -------------------  -------------------- -------------------
       Total Assets.....................            3,300,968              878,354           10,642,899          143,143,642
                                          -------------------  -------------------  -------------------- -------------------
LIABILITIES:
   Due to MetLife Insurance
     Company of Connecticut.............                    3                   --                    1                   14
                                          -------------------  -------------------  -------------------- -------------------
       Total Liabilities................                    3                   --                    1                   14
                                          -------------------  -------------------  -------------------- -------------------

NET ASSETS..............................  $         3,300,965  $           878,354  $        10,642,898  $       143,143,628
                                          ===================  ===================  ==================== ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $         3,300,965  $           878,354  $        10,642,898  $       143,136,015
   Net assets from contracts in payout..                   --                   --                   --                7,613
                                          -------------------  -------------------  -------------------- -------------------
       Total Net Assets.................  $         3,300,965  $           878,354  $        10,642,898  $       143,143,628
                                          ===================  ===================  ==================== ===================


 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY OF CONNECTICUT
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2012


                                             AMERICAN FUNDS
                                              GLOBAL SMALL        AMERICAN FUNDS       AMERICAN FUNDS     DELAWARE VIP SMALL
                                             CAPITALIZATION           GROWTH            GROWTH-INCOME          CAP VALUE
                                               SUBACCOUNT           SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                           ------------------   ------------------   ------------------   ------------------
ASSETS:
   Investments at fair value............   $        3,283,268   $      309,138,991   $      261,008,045   $       12,614,904
   Due from MetLife Insurance
     Company of Connecticut.............                   --                   --                   --                   --
                                           ------------------   ------------------   ------------------   ------------------
       Total Assets.....................            3,283,268          309,138,991          261,008,045           12,614,904
                                           ------------------   ------------------   ------------------   ------------------
LIABILITIES:
   Due to MetLife Insurance
     Company of Connecticut.............                    1                   16                   16                    1
                                           ------------------   ------------------   ------------------   ------------------
       Total Liabilities................                    1                   16                   16                    1
                                           ------------------   ------------------   ------------------   ------------------

NET ASSETS..............................   $        3,283,267   $      309,138,975   $      261,008,029   $       12,614,903
                                           ==================   ==================   ==================   ==================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...   $        3,283,267   $      309,131,417   $      261,003,647   $       12,614,903
   Net assets from contracts in payout..                   --                7,558                4,382                   --
                                           ------------------   ------------------   ------------------   ------------------
       Total Net Assets.................   $        3,283,267   $      309,138,975   $      261,008,029   $       12,614,903
                                           ==================   ==================   ==================   ==================


                                             DREYFUS SOCIALLY       DWS I CAPITAL     DWS II DREMAN SMALL     DWS II GLOBAL
                                            RESPONSIBLE GROWTH         GROWTH            MID CAP VALUE          THEMATIC
                                                SUBACCOUNT           SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                           -------------------   ------------------   -------------------  ------------------
ASSETS:
   Investments at fair value............   $           581,607   $       10,389,321   $        7,824,892   $        2,776,166
   Due from MetLife Insurance
     Company of Connecticut.............                    --                   --                   --                   --
                                           -------------------   ------------------   -------------------  ------------------
       Total Assets.....................               581,607           10,389,321            7,824,892            2,776,166
                                           -------------------   ------------------   -------------------  ------------------
LIABILITIES:
   Due to MetLife Insurance
     Company of Connecticut.............                     2                    3                    4                    3
                                           -------------------   ------------------   -------------------  ------------------
       Total Liabilities................                     2                    3                    4                    3
                                           -------------------   ------------------   -------------------  ------------------

NET ASSETS..............................   $           581,605   $       10,389,318   $        7,824,888   $        2,776,163
                                           ===================   ==================   ===================  ==================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...   $           581,605   $       10,389,318   $        7,824,888   $        2,776,163
   Net assets from contracts in payout..                    --                   --                   --                   --
                                           -------------------   ------------------   -------------------  ------------------
       Total Net Assets.................   $           581,605   $       10,389,318   $        7,824,888   $        2,776,163
                                           ===================   ==================   ===================  ==================


                                           DWS II GOVERNMENT &     FIDELITY VIP
                                            AGENCY SECURITIES       CONTRAFUND
                                               SUBACCOUNT           SUBACCOUNT
                                           -------------------  ------------------
ASSETS:
   Investments at fair value............   $        5,114,712   $      224,167,070
   Due from MetLife Insurance
     Company of Connecticut.............                   --                   --
                                           -------------------  ------------------
       Total Assets.....................            5,114,712          224,167,070
                                           -------------------  ------------------
LIABILITIES:
   Due to MetLife Insurance
     Company of Connecticut.............                    2                   17
                                           -------------------  ------------------
       Total Liabilities................                    2                   17
                                           -------------------  ------------------

NET ASSETS..............................   $        5,114,710   $      224,167,053
                                           ===================  ==================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...   $        5,114,710   $      224,111,900
   Net assets from contracts in payout..                   --               55,153
                                           -------------------  ------------------
       Total Net Assets.................   $        5,114,710   $      224,167,053
                                           ===================  ==================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY OF CONNECTICUT
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2012


                                              FIDELITY VIP
                                             DYNAMIC CAPITAL       FIDELITY VIP       FIDELITY VIP HIGH
                                              APPRECIATION         EQUITY-INCOME           INCOME        FIDELITY VIP MID CAP
                                               SUBACCOUNT           SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                           ------------------   ------------------   ------------------  --------------------
ASSETS:
   Investments at fair value............   $        2,129,565   $      224,230,879   $       26,193,583   $      262,317,932
   Due from MetLife Insurance
     Company of Connecticut.............                   --                   --                   --                   --
                                           ------------------   ------------------   ------------------  --------------------
       Total Assets.....................            2,129,565          224,230,879           26,193,583          262,317,932
                                           ------------------   ------------------   ------------------  --------------------
LIABILITIES:
   Due to MetLife Insurance
     Company of Connecticut.............                    3                   --                    2                   17
                                           ------------------   ------------------   ------------------  --------------------
       Total Liabilities................                    3                   --                    2                   17
                                           ------------------   ------------------   ------------------  --------------------

NET ASSETS..............................   $        2,129,562   $      224,230,879   $       26,193,581   $      262,317,915
                                           ==================   ==================   ==================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...   $        2,129,562   $      223,828,942   $       26,142,584   $      262,194,287
   Net assets from contracts in payout..                   --              401,937               50,997              123,628
                                           ------------------   ------------------   ------------------  --------------------
       Total Net Assets.................   $        2,129,562   $      224,230,879   $       26,193,581   $      262,317,915
                                           ==================   ==================   ==================  ====================

                                                                  FTVIPT FRANKLIN      FTVIPT FRANKLIN
                                             FTVIPT FRANKLIN     RISING DIVIDENDS       SMALL-MID CAP        FTVIPT MUTUAL
                                            INCOME SECURITIES       SECURITIES        GROWTH SECURITIES    SHARES SECURITIES
                                               SUBACCOUNT           SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                           ------------------   ------------------   ------------------   ------------------
ASSETS:
   Investments at fair value............   $       38,617,127   $       20,237,498   $       32,196,696   $       26,504,729
   Due from MetLife Insurance
     Company of Connecticut.............                   --                   --                   --                   --
                                           ------------------   ------------------   ------------------   ------------------
       Total Assets.....................           38,617,127           20,237,498           32,196,696           26,504,729
                                           ------------------   ------------------   ------------------   ------------------
LIABILITIES:
   Due to MetLife Insurance
     Company of Connecticut.............                    6                    5                   10                   --
                                           ------------------   ------------------   ------------------   ------------------
       Total Liabilities................                    6                    5                   10                   --
                                           ------------------   ------------------   ------------------   ------------------

NET ASSETS..............................   $       38,617,121   $       20,237,493   $       32,196,686   $       26,504,729
                                           ==================   ==================   ==================   ==================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...   $       38,601,155   $       20,237,493   $       32,196,686   $       26,504,729
   Net assets from contracts in payout..               15,966                   --                   --                   --
                                           ------------------   ------------------   ------------------   ------------------
       Total Net Assets.................   $       38,617,121   $       20,237,493   $       32,196,686   $       26,504,729
                                           ==================   ==================   ==================   ==================

                                            FTVIPT TEMPLETON
                                           DEVELOPING MARKETS    FTVIPT TEMPLETON
                                               SECURITIES       FOREIGN SECURITIES
                                               SUBACCOUNT           SUBACCOUNT
                                           ------------------   ------------------
ASSETS:
   Investments at fair value............   $       26,436,054   $       95,361,224
   Due from MetLife Insurance
     Company of Connecticut.............                   10                   --
                                           ------------------   ------------------
       Total Assets.....................           26,436,064           95,361,224
                                           ------------------   ------------------
LIABILITIES:
   Due to MetLife Insurance
     Company of Connecticut.............                   --                   13
                                           ------------------   ------------------
       Total Liabilities................                   --                   13
                                           ------------------   ------------------

NET ASSETS..............................   $       26,436,064   $       95,361,211
                                           ==================   ==================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...   $       26,432,025   $       95,352,335
   Net assets from contracts in payout..                4,039                8,876
                                           ------------------   ------------------
       Total Net Assets.................   $       26,436,064   $       95,361,211
                                           ==================   ==================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY OF CONNECTICUT
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2012



                                              INVESCO V.I.         INVESCO V.I.         INVESCO V.I.
                                          DIVERSIFIED DIVIDEND GOVERNMENT SECURITIES    S&P 500 INDEX   INVESCO V.I. UTILITIES
                                               SUBACCOUNT           SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                          -------------------- --------------------- ------------------ ----------------------
ASSETS:
   Investments at fair value............   $        1,404,647   $       16,856,932   $        2,789,481   $        1,966,143
   Due from MetLife Insurance
     Company of Connecticut.............                   --                   --                   --                   --
                                          -------------------- --------------------- ------------------ ----------------------
       Total Assets.....................            1,404,647           16,856,932            2,789,481            1,966,143
                                          -------------------- --------------------- ------------------ ----------------------
LIABILITIES:
   Due to MetLife Insurance
     Company of Connecticut.............                    1                    3                    2                    3
                                          -------------------- --------------------- ------------------ ----------------------
       Total Liabilities................                    1                    3                    2                    3
                                          -------------------- --------------------- ------------------ ----------------------

NET ASSETS..............................   $        1,404,646   $       16,856,929   $        2,789,479   $        1,966,140
                                          ==================== ===================== ================== ======================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...   $        1,404,646   $       16,856,929   $        2,789,479   $        1,966,140
   Net assets from contracts in payout..                   --                   --                   --                   --
                                          -------------------- --------------------- ------------------ ----------------------
       Total Net Assets.................   $        1,404,646   $       16,856,929   $        2,789,479   $        1,966,140
                                          ==================== ===================== ================== ======================

                                             INVESCO V.I.         INVESCO V.I.         INVESCO V.I.         INVESCO V.I.
                                              VAN KAMPEN           VAN KAMPEN           VAN KAMPEN           VAN KAMPEN
                                          AMERICAN FRANCHISE        COMSTOCK         EQUITY AND INCOME    GROWTH AND INCOME
                                              SUBACCOUNT           SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                          ------------------   ------------------   ------------------   ------------------
ASSETS:
   Investments at fair value............  $       10,492,986   $        7,826,898   $       80,615,588   $       83,706,623
   Due from MetLife Insurance
     Company of Connecticut.............                  --                    5                   --                   --
                                          ------------------   ------------------   ------------------   ------------------
       Total Assets.....................          10,492,986            7,826,903           80,615,588           83,706,623
                                          ------------------   ------------------   ------------------   ------------------
LIABILITIES:
   Due to MetLife Insurance
     Company of Connecticut.............                  25                   --                    1                    4
                                          ------------------   ------------------   ------------------   ------------------
       Total Liabilities................                  25                   --                    1                    4
                                          ------------------   ------------------   ------------------   ------------------

NET ASSETS..............................  $       10,492,961   $        7,826,903   $       80,615,587   $       83,706,619
                                          ==================   ==================   ==================   ==================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $       10,492,961   $        7,826,903   $       80,615,587   $       83,706,619
   Net assets from contracts in payout..                  --                   --                   --                   --
                                          ------------------   ------------------   ------------------   ------------------
       Total Net Assets.................  $       10,492,961   $        7,826,903   $       80,615,587   $       83,706,619
                                          ==================   ==================   ==================   ==================


                                              JANUS ASPEN
                                              ENTERPRISE      JANUS ASPEN OVERSEAS
                                              SUBACCOUNT           SUBACCOUNT
                                          ------------------  --------------------
ASSETS:
   Investments at fair value............  $       13,564,829   $       54,579,708
   Due from MetLife Insurance
     Company of Connecticut.............                  --                   --
                                          ------------------  --------------------
       Total Assets.....................          13,564,829           54,579,708
                                          ------------------  --------------------
LIABILITIES:
   Due to MetLife Insurance
     Company of Connecticut.............                   5                    1
                                          ------------------  --------------------
       Total Liabilities................                   5                    1
                                          ------------------  --------------------

NET ASSETS..............................  $       13,564,824   $       54,579,707
                                          ==================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $       13,564,824   $       54,508,839
   Net assets from contracts in payout..                  --               70,868
                                          ------------------  --------------------
       Total Net Assets.................  $       13,564,824   $       54,579,707
                                          ==================  ====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY OF CONNECTICUT
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2012


                                                                                                                LMPVET
                                                                      LMPVET               LMPVET        CLEARBRIDGE VARIABLE
                                               JANUS ASPEN     CLEARBRIDGE VARIABLE CLEARBRIDGE VARIABLE     EQUITY INCOME
                                                WORLDWIDE        AGGRESSIVE GROWTH      APPRECIATION            BUILDER
                                               SUBACCOUNT           SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                           ------------------  -------------------- -------------------- --------------------
ASSETS:
   Investments at fair value............   $          920,839   $      366,326,742   $      312,282,699   $      123,812,562
   Due from MetLife Insurance
     Company of Connecticut.............                   --                   --                   --                   --
                                           ------------------  -------------------- -------------------- --------------------
       Total Assets.....................              920,839          366,326,742          312,282,699          123,812,562
                                           ------------------  -------------------- -------------------- --------------------
LIABILITIES:
   Due to MetLife Insurance
     Company of Connecticut.............                   32                   18                  286                   15
                                           ------------------  -------------------- -------------------- --------------------
       Total Liabilities................                   32                   18                  286                   15
                                           ------------------  -------------------- -------------------- --------------------

NET ASSETS..............................   $          920,807   $      366,326,724   $      312,282,413   $      123,812,547
                                           ==================  ==================== ==================== ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...   $          920,807   $      366,130,447   $      312,243,480   $      123,769,827
   Net assets from contracts in payout..                   --              196,277               38,933               42,720
                                           ------------------  -------------------- -------------------- --------------------
       Total Net Assets.................   $          920,807   $      366,326,724   $      312,282,413   $      123,812,547
                                           ==================  ==================== ==================== ====================

                                                  LMPVET
                                           CLEARBRIDGE VARIABLE        LMPVET               LMPVET               LMPVET
                                                FUNDAMENTAL     CLEARBRIDGE VARIABLE CLEARBRIDGE VARIABLE CLEARBRIDGE VARIABLE
                                               ALL CAP VALUE      LARGE CAP GROWTH      LARGE CAP VALUE       MID CAP CORE
                                                SUBACCOUNT           SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                           -------------------- -------------------- -------------------- --------------------
ASSETS:
   Investments at fair value............    $       321,709,898 $        98,033,868  $       131,281,750   $       38,808,181
   Due from MetLife Insurance
     Company of Connecticut.............                     --                  --                   --                   --
                                           -------------------- -------------------- -------------------- --------------------
       Total Assets.....................            321,709,898          98,033,868          131,281,750           38,808,181
                                           -------------------- -------------------- -------------------- --------------------
LIABILITIES:
   Due to MetLife Insurance
     Company of Connecticut.............                     16                  14                   14                    7
                                           -------------------- -------------------- -------------------- --------------------
       Total Liabilities................                     16                  14                   14                    7
                                           -------------------- -------------------- -------------------- --------------------

NET ASSETS..............................    $       321,709,882 $        98,033,854  $       131,281,736   $       38,808,174
                                           ==================== ==================== ==================== ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...    $       321,602,866 $        98,020,846  $       131,231,381   $       38,794,979
   Net assets from contracts in payout..                107,016              13,008               50,355               13,195
                                           -------------------- -------------------- -------------------- --------------------
       Total Net Assets.................    $       321,709,882 $        98,033,854  $       131,281,736   $       38,808,174
                                           ==================== ==================== ==================== ====================


                                                  LMPVET          LMPVET INVESTMENT
                                           CLEARBRIDGE VARIABLE   COUNSEL VARIABLE
                                             SMALL CAP GROWTH     SOCIAL AWARENESS
                                                SUBACCOUNT           SUBACCOUNT
                                           --------------------  ------------------
ASSETS:
   Investments at fair value............    $       56,626,818   $       41,969,592
   Due from MetLife Insurance
     Company of Connecticut.............                    --                   --
                                           --------------------  ------------------
       Total Assets.....................            56,626,818           41,969,592
                                           --------------------  ------------------
LIABILITIES:
   Due to MetLife Insurance
     Company of Connecticut.............                    14                    3
                                           --------------------  ------------------
       Total Liabilities................                    14                    3
                                           --------------------  ------------------

NET ASSETS..............................    $       56,626,804   $       41,969,589
                                           ====================  ==================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...    $       56,615,112   $       41,969,589
   Net assets from contracts in payout..                11,692                   --
                                           --------------------  ------------------
       Total Net Assets.................    $       56,626,804   $       41,969,589
                                           ====================  ==================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY OF CONNECTICUT
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2012


                                                 LMPVET               LMPVET               LMPVET           LMPVIT WESTERN
                                           VARIABLE LIFESTYLE   VARIABLE LIFESTYLE   VARIABLE LIFESTYLE  ASSET VARIABLE GLOBAL
                                             ALLOCATION 50%       ALLOCATION 70%       ALLOCATION 85%       HIGH YIELD BOND
                                               SUBACCOUNT           SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                           ------------------   ------------------   ------------------  ---------------------
ASSETS:
   Investments at fair value............   $       70,946,365   $       40,633,479   $       25,137,448   $       10,968,400
   Due from MetLife Insurance
     Company of Connecticut.............                   --                   --                   --                   --
                                           ------------------   ------------------   ------------------  ---------------------
       Total Assets.....................           70,946,365           40,633,479           25,137,448           10,968,400
                                           ------------------   ------------------   ------------------  ---------------------
LIABILITIES:
   Due to MetLife Insurance
     Company of Connecticut.............                    1                    1                    1                    5
                                           ------------------   ------------------   ------------------  ---------------------
       Total Liabilities................                    1                    1                    1                    5
                                           ------------------   ------------------   ------------------  ---------------------

NET ASSETS..............................   $       70,946,364   $       40,633,478   $       25,137,447   $       10,968,395
                                           ==================   ==================   ==================  =====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...   $       70,898,628   $       40,633,478   $       25,137,447   $       10,968,395
   Net assets from contracts in payout..               47,736                   --                   --                   --
                                           ------------------   ------------------   ------------------  ---------------------
       Total Net Assets.................   $       70,946,364   $       40,633,478   $       25,137,447   $       10,968,395
                                           ==================   ==================   ==================  =====================

                                             LMPVIT WESTERN        MIST AMERICAN        MIST AMERICAN        MIST AMERICAN
                                           ASSET VARIABLE HIGH    FUNDS BALANCED        FUNDS GROWTH        FUNDS MODERATE
                                                 INCOME             ALLOCATION           ALLOCATION           ALLOCATION
                                               SUBACCOUNT           SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                           -------------------  ------------------   ------------------   ------------------
ASSETS:
   Investments at fair value............   $      106,932,290   $        2,431,852   $        2,020,924   $        2,034,082
   Due from MetLife Insurance
     Company of Connecticut.............                   --                   --                   --                   --
                                           -------------------  ------------------   ------------------   ------------------
       Total Assets.....................          106,932,290            2,431,852            2,020,924            2,034,082
                                           -------------------  ------------------   ------------------   ------------------
LIABILITIES:
   Due to MetLife Insurance
     Company of Connecticut.............                    8                   --                    1                   --
                                           -------------------  ------------------   ------------------   ------------------
       Total Liabilities................                    8                   --                    1                   --
                                           -------------------  ------------------   ------------------   ------------------

NET ASSETS..............................   $      106,932,282   $        2,431,852   $        2,020,923   $        2,034,082
                                           ===================  ==================   ==================   ==================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...   $      106,884,828   $        2,431,852   $        2,020,923   $        2,034,082
   Net assets from contracts in payout..               47,454                   --                   --                   --
                                           -------------------  ------------------   ------------------   ------------------
       Total Net Assets.................   $      106,932,282   $        2,431,852   $        2,020,923   $        2,034,082
                                           ===================  ==================   ==================   ==================


                                             MIST BLACKROCK       MIST BLACKROCK
                                               HIGH YIELD         LARGE CAP CORE
                                               SUBACCOUNT           SUBACCOUNT
                                           ------------------   ------------------
ASSETS:
   Investments at fair value............   $      132,794,564   $       42,749,514
   Due from MetLife Insurance
     Company of Connecticut.............                   --                   --
                                           ------------------   ------------------
       Total Assets.....................          132,794,564           42,749,514
                                           ------------------   ------------------
LIABILITIES:
   Due to MetLife Insurance
     Company of Connecticut.............                   14                    9
                                           ------------------   ------------------
       Total Liabilities................                   14                    9
                                           ------------------   ------------------

NET ASSETS..............................   $      132,794,550   $       42,749,505
                                           ==================   ==================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...   $      132,744,261   $       42,749,505
   Net assets from contracts in payout..               50,289                   --
                                           ------------------   ------------------
       Total Net Assets.................   $      132,794,550   $       42,749,505
                                           ==================   ==================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY OF CONNECTICUT
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2012


                                                                                         MIST HARRIS
                                           MIST CLARION GLOBAL   MIST DREMAN SMALL         OAKMARK            MIST INVESCO
                                               REAL ESTATE           CAP VALUE          INTERNATIONAL       SMALL CAP GROWTH
                                               SUBACCOUNT           SUBACCOUNT           SUBACCOUNT            SUBACCOUNT
                                           -------------------  ------------------   -------------------  -------------------
ASSETS:
   Investments at fair value.............  $       76,052,579   $       11,901,838   $        70,442,963  $        11,541,396
   Due from MetLife Insurance
     Company of Connecticut..............                  --                   --                    --                   --
                                           -------------------  ------------------   -------------------  -------------------
       Total Assets......................          76,052,579           11,901,838            70,442,963           11,541,396
                                           -------------------  ------------------   -------------------  -------------------
LIABILITIES:
   Due to MetLife Insurance
     Company of Connecticut..............                  15                    9                    13                   10
                                           -------------------  ------------------   -------------------  -------------------
       Total Liabilities.................                  15                    9                    13                   10
                                           -------------------  ------------------   -------------------  -------------------

NET ASSETS...............................  $       76,052,564   $       11,901,829   $        70,442,950  $        11,541,386
                                           ===================  ==================   ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units....  $       76,046,260   $       11,898,539   $        70,441,500  $        11,541,386
   Net assets from contracts in payout...               6,304                3,290                 1,450                   --
                                           -------------------  ------------------   -------------------  -------------------
       Total Net Assets..................  $       76,052,564   $       11,901,829   $        70,442,950  $        11,541,386
                                           ===================  ==================   ===================  ===================

                                                                   MIST LEGG MASON
                                                                     CLEARBRIDGE      MIST LOOMIS SAYLES    MIST LORD ABBETT
                                            MIST JANUS FORTY      AGGRESSIVE GROWTH     GLOBAL MARKETS       BOND DEBENTURE
                                               SUBACCOUNT            SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                           -------------------  -------------------   ------------------   ------------------
ASSETS:
   Investments at fair value.............  $       503,756,156  $         3,075,259   $      155,638,701   $       52,064,870
   Due from MetLife Insurance
     Company of Connecticut..............                   --                   --                   --                   --
                                           -------------------  -------------------   ------------------   ------------------
       Total Assets......................          503,756,156            3,075,259          155,638,701           52,064,870
                                           -------------------  -------------------   ------------------   ------------------
LIABILITIES:
   Due to MetLife Insurance
     Company of Connecticut..............                   13                    1                    2                    7
                                           -------------------  -------------------   ------------------   ------------------
       Total Liabilities.................                   13                    1                    2                    7
                                           -------------------  -------------------   ------------------   ------------------

NET ASSETS...............................  $       503,756,143  $         3,075,258   $      155,638,699   $       52,064,863
                                           ===================  ===================   ==================   ==================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units....  $       503,204,126  $         3,075,258   $      155,349,052   $       52,059,338
   Net assets from contracts in payout...              552,017                   --              289,647                5,525
                                           -------------------  -------------------   ------------------   ------------------
       Total Net Assets..................  $       503,756,143  $         3,075,258   $      155,638,699   $       52,064,863
                                           ===================  ===================   ==================   ==================


                                            MIST LORD ABBETT      MIST MET/EATON
                                              MID CAP VALUE     VANCE FLOATING RATE
                                               SUBACCOUNT           SUBACCOUNT
                                           ------------------   -------------------
ASSETS:
   Investments at fair value.............  $       57,094,379   $        2,477,278
   Due from MetLife Insurance
     Company of Connecticut..............                  --                   --
                                           ------------------   -------------------
       Total Assets......................          57,094,379            2,477,278
                                           ------------------   -------------------
LIABILITIES:
   Due to MetLife Insurance
     Company of Connecticut..............                  15                    1
                                           ------------------   -------------------
       Total Liabilities.................                  15                    1
                                           ------------------   -------------------

NET ASSETS...............................  $       57,094,364   $        2,477,277
                                           ==================   ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units....  $       57,091,450   $        2,477,277
   Net assets from contracts in payout...               2,914                   --
                                           ------------------   -------------------
       Total Net Assets..................  $       57,094,364   $        2,477,277
                                           ==================   ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY OF CONNECTICUT
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2012



                                            MIST MET/FRANKLIN   MIST MET/TEMPLETON      MIST METLIFE         MIST METLIFE
                                              MUTUAL SHARES           GROWTH         AGGRESSIVE STRATEGY   BALANCED STRATEGY
                                               SUBACCOUNT           SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                           ------------------   ------------------   -------------------  ------------------
ASSETS:
   Investments at fair value............   $          779,766   $       41,673,089   $       54,584,812   $       21,873,635
   Due from MetLife Insurance
     Company of Connecticut.............                   --                   --                   --                   --
                                           ------------------   ------------------   -------------------  ------------------
       Total Assets.....................              779,766           41,673,089           54,584,812           21,873,635
                                           ------------------   ------------------   -------------------  ------------------
LIABILITIES:
   Due to MetLife Insurance
     Company of Connecticut.............                    1                    6                    4                    3
                                           ------------------   ------------------   -------------------  ------------------
       Total Liabilities................                    1                    6                    4                    3
                                           ------------------   ------------------   -------------------  ------------------

NET ASSETS..............................   $          779,765   $       41,673,083   $       54,584,808   $       21,873,632
                                           ==================   ==================   ===================  ==================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...   $          779,765   $       41,673,083   $       54,584,808   $       21,873,632
   Net assets from contracts in payout..                   --                   --                   --                   --
                                           ------------------   ------------------   -------------------  ------------------
       Total Net Assets.................   $          779,765   $       41,673,083   $       54,584,808   $       21,873,632
                                           ==================   ==================   ===================  ==================


                                              MIST METLIFE         MIST METLIFE       MIST MFS EMERGING    MIST MFS RESEARCH
                                             GROWTH STRATEGY     MODERATE STRATEGY     MARKETS EQUITY        INTERNATIONAL
                                               SUBACCOUNT           SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                           ------------------   ------------------   ------------------   ------------------
ASSETS:
   Investments at fair value............   $       19,264,878   $       14,233,566   $       72,730,921   $       94,306,224
   Due from MetLife Insurance
     Company of Connecticut.............                   --                   --                   --                   --
                                           ------------------   ------------------   ------------------   ------------------
       Total Assets.....................           19,264,878           14,233,566           72,730,921           94,306,224
                                           ------------------   ------------------   ------------------   ------------------
LIABILITIES:
   Due to MetLife Insurance
     Company of Connecticut.............                    3                    2                   20                   13
                                           ------------------   ------------------   ------------------   ------------------
       Total Liabilities................                    3                    2                   20                   13
                                           ------------------   ------------------   ------------------   ------------------

NET ASSETS..............................   $       19,264,875   $       14,233,564   $       72,730,901   $       94,306,211
                                           ==================   ==================   ==================   ==================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...   $       19,264,875   $       14,233,564   $       72,729,739   $       94,257,440
   Net assets from contracts in payout..                   --                   --                1,162               48,771
                                           ------------------   ------------------   ------------------   ------------------
       Total Net Assets.................   $       19,264,875   $       14,233,564   $       72,730,901   $       94,306,211
                                           ==================   ==================   ==================   ==================

                                                                    MIST MORGAN
                                                MIST MLA          STANLEY MID CAP
                                                 MID CAP              GROWTH
                                               SUBACCOUNT           SUBACCOUNT
                                           ------------------   ------------------
ASSETS:
   Investments at fair value............   $       71,798,344   $       12,071,257
   Due from MetLife Insurance
     Company of Connecticut.............                   --                   --
                                           ------------------   ------------------
       Total Assets.....................           71,798,344           12,071,257
                                           ------------------   ------------------
LIABILITIES:
   Due to MetLife Insurance
     Company of Connecticut.............                   13                    6
                                           ------------------   ------------------
       Total Liabilities................                   13                    6
                                           ------------------   ------------------

NET ASSETS..............................   $       71,798,331   $       12,071,251
                                           ==================   ==================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...   $       71,791,334   $       12,071,251
   Net assets from contracts in payout..                6,997                   --
                                           ------------------   ------------------
       Total Net Assets.................   $       71,798,331   $       12,071,251
                                           ==================   ==================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY OF CONNECTICUT
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2012


                                               MIST PIMCO
                                           INFLATION PROTECTED   MIST PIMCO TOTAL                            MIST PIONEER
                                                  BOND                RETURN          MIST PIONEER FUND    STRATEGIC INCOME
                                               SUBACCOUNT           SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                          -------------------- -------------------  -------------------  -------------------
ASSETS:
   Investments at fair value............  $       117,364,061  $       377,907,368  $        56,439,697  $       213,840,812
   Due from MetLife Insurance
     Company of Connecticut.............                   --                   --                   --                   --
                                          -------------------- -------------------  -------------------  -------------------
       Total Assets.....................          117,364,061          377,907,368           56,439,697          213,840,812
                                          -------------------- -------------------  -------------------  -------------------
LIABILITIES:
   Due to MetLife Insurance
     Company of Connecticut.............                   14                   15                   14                   18
                                          -------------------- -------------------  -------------------  -------------------
       Total Liabilities................                   14                   15                   14                   18
                                          -------------------- -------------------  -------------------  -------------------

NET ASSETS..............................  $       117,364,047  $       377,907,353  $        56,439,683  $       213,840,794
                                          ==================== ===================  ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $       117,349,787  $       377,895,782  $        56,418,133  $       213,746,438
   Net assets from contracts in payout..               14,260               11,571               21,550               94,356
                                          -------------------- -------------------  -------------------  -------------------
       Total Net Assets.................  $       117,364,047  $       377,907,353  $        56,439,683  $       213,840,794
                                          ==================== ===================  ===================  ===================


                                               MIST RCM         MIST SSGA GROWTH     MIST SSGA GROWTH    MIST T. ROWE PRICE
                                              TECHNOLOGY         AND INCOME ETF             ETF            LARGE CAP VALUE
                                              SUBACCOUNT           SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                          ------------------   ------------------   ------------------   ------------------
ASSETS:
   Investments at fair value............  $        7,495,551   $      123,361,227   $      148,804,069   $      116,086,772
   Due from MetLife Insurance
     Company of Connecticut.............                  --                   --                   --                   --
                                          ------------------   ------------------   ------------------   ------------------
       Total Assets.....................           7,495,551          123,361,227          148,804,069          116,086,772
                                          ------------------   ------------------   ------------------   ------------------
LIABILITIES:
   Due to MetLife Insurance
     Company of Connecticut.............                   6                   --                   --                   19
                                          ------------------   ------------------   ------------------   ------------------
       Total Liabilities................                   6                   --                   --                   19
                                          ------------------   ------------------   ------------------   ------------------

NET ASSETS..............................  $        7,495,545   $      123,361,227   $      148,804,069   $      116,086,753
                                          ==================   ==================   ==================   ==================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        7,495,545   $      123,361,227   $      148,804,069   $      116,081,830
   Net assets from contracts in payout..                  --                   --                   --                4,923
                                          ------------------   ------------------   ------------------   ------------------
       Total Net Assets.................  $        7,495,545   $      123,361,227   $      148,804,069   $      116,086,753
                                          ==================   ==================   ==================   ==================


                                          MIST T. ROWE PRICE    MIST THIRD AVENUE
                                            MID CAP GROWTH       SMALL CAP VALUE
                                              SUBACCOUNT           SUBACCOUNT
                                          ------------------   ------------------
ASSETS:
   Investments at fair value............  $        2,812,264   $      124,998,374
   Due from MetLife Insurance
     Company of Connecticut.............                  --                   --
                                          ------------------   ------------------
       Total Assets.....................           2,812,264          124,998,374
                                          ------------------   ------------------
LIABILITIES:
   Due to MetLife Insurance
     Company of Connecticut.............                   3                   15
                                          ------------------   ------------------
       Total Liabilities................                   3                   15
                                          ------------------   ------------------

NET ASSETS..............................  $        2,812,261   $      124,998,359
                                          ==================   ==================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        2,812,261   $      124,874,448
   Net assets from contracts in payout..                  --              123,911
                                          ------------------   ------------------
       Total Net Assets.................  $        2,812,261   $      124,998,359
                                          ==================   ==================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY OF CONNECTICUT
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2012


                                                                                                            MSF BARCLAYS
                                            MIST TURNER MID      MIST VAN KAMPEN      MORGAN STANLEY      CAPITAL AGGREGATE
                                              CAP GROWTH            COMSTOCK         MULTI CAP GROWTH        BOND INDEX
                                              SUBACCOUNT           SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                          ------------------   ------------------   ------------------   ------------------
ASSETS:
   Investments at fair value............  $        2,189,160   $      150,180,862   $        1,052,965   $       95,180,912
   Due from MetLife Insurance
     Company of Connecticut.............                  --                   --                   --                   --
                                          ------------------   ------------------   ------------------   ------------------
       Total Assets.....................           2,189,160          150,180,862            1,052,965           95,180,912
                                          ------------------   ------------------   ------------------   ------------------
LIABILITIES:
   Due to MetLife Insurance
     Company of Connecticut.............                   2                   11                    1                    1
                                          ------------------   ------------------   ------------------   ------------------
       Total Liabilities................                   2                   11                    1                    1
                                          ------------------   ------------------   ------------------   ------------------

NET ASSETS..............................  $        2,189,158   $      150,180,851   $        1,052,964   $       95,180,911
                                          ==================   ==================   ==================   ==================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        2,189,158   $      150,147,381   $        1,052,964   $       94,983,932
   Net assets from contracts in payout..                  --               33,470                   --              196,979
                                          ------------------   ------------------   ------------------   ------------------
       Total Net Assets.................  $        2,189,158   $      150,180,851   $        1,052,964   $       95,180,911
                                          ==================   ==================   ==================   ==================


                                             MSF BLACKROCK     MSF BLACKROCK BOND     MSF BLACKROCK        MSF BLACKROCK
                                           AGGRESSIVE GROWTH         INCOME            DIVERSIFIED        LARGE CAP VALUE
                                              SUBACCOUNT           SUBACCOUNT          SUBACCOUNT           SUBACCOUNT
                                          ------------------   ------------------  ------------------   ------------------
ASSETS:
   Investments at fair value............  $       83,365,946   $      227,477,858  $      241,918,765   $       14,563,751
   Due from MetLife Insurance
     Company of Connecticut.............                  --                   --                  --                   --
                                          ------------------   ------------------  ------------------   ------------------
       Total Assets.....................          83,365,946          227,477,858         241,918,765           14,563,751
                                          ------------------   ------------------  ------------------   ------------------
LIABILITIES:
   Due to MetLife Insurance
     Company of Connecticut.............                  11                   23                   7                    4
                                          ------------------   ------------------  ------------------   ------------------
       Total Liabilities................                  11                   23                   7                    4
                                          ------------------   ------------------  ------------------   ------------------

NET ASSETS..............................  $       83,365,935   $      227,477,835  $      241,918,758   $       14,563,747
                                          ==================   ==================  ==================   ==================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $       83,357,814   $      227,312,360  $      241,302,101   $       14,563,747
   Net assets from contracts in payout..               8,121              165,475             616,657                   --
                                          ------------------   ------------------  ------------------   ------------------
       Total Net Assets.................  $       83,365,935   $      227,477,835  $      241,918,758   $       14,563,747
                                          ==================   ==================  ==================   ==================

                                             MSF BLACKROCK
                                           LEGACY LARGE CAP       MSF BLACKROCK
                                                GROWTH            MONEY MARKET
                                              SUBACCOUNT           SUBACCOUNT
                                          ------------------   ------------------
ASSETS:
   Investments at fair value............  $      197,078,266   $      338,263,992
   Due from MetLife Insurance
     Company of Connecticut.............                  --                   --
                                          ------------------   ------------------
       Total Assets.....................         197,078,266          338,263,992
                                          ------------------   ------------------
LIABILITIES:
   Due to MetLife Insurance
     Company of Connecticut.............                  18                   31
                                          ------------------   ------------------
       Total Liabilities................                  18                   31
                                          ------------------   ------------------

NET ASSETS..............................  $      197,078,248   $      338,263,961
                                          ==================   ==================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $      196,881,968   $      338,137,839
   Net assets from contracts in payout..             196,280              126,122
                                          ------------------   ------------------
       Total Net Assets.................  $      197,078,248   $      338,263,961
                                          ==================   ==================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY OF CONNECTICUT
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2012




                                            MSF DAVIS VENTURE      MSF FI VALUE                            MSF LOOMIS SAYLES
                                                  VALUE               LEADERS        MSF JENNISON GROWTH    SMALL CAP CORE
                                               SUBACCOUNT           SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                           ------------------   ------------------   -------------------  ------------------
ASSETS:
   Investments at fair value............   $      103,067,147   $       71,649,906   $      317,110,824   $        1,156,435
   Due from MetLife Insurance
     Company of Connecticut.............                   --                   --                   --                   --
                                           ------------------   ------------------   -------------------  ------------------
       Total Assets.....................          103,067,147           71,649,906          317,110,824            1,156,435
                                           ------------------   ------------------   -------------------  ------------------
LIABILITIES:
   Due to MetLife Insurance
     Company of Connecticut.............                   16                   21                   11                    1
                                           ------------------   ------------------   -------------------  ------------------
       Total Liabilities................                   16                   21                   11                    1
                                           ------------------   ------------------   -------------------  ------------------

NET ASSETS..............................   $      103,067,131   $       71,649,885   $      317,110,813   $        1,156,434
                                           ==================   ==================   ===================  ==================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...   $      103,050,770   $       71,648,405   $      316,886,868   $        1,156,434
   Net assets from contracts in payout..               16,361                1,480              223,945                   --
                                           ------------------   ------------------   -------------------  ------------------
       Total Net Assets.................   $      103,067,131   $       71,649,885   $      317,110,813   $        1,156,434
                                           ==================   ==================   ===================  ==================

                                                                        MSF
                                                                  MET/DIMENSIONAL        MSF METLIFE          MSF METLIFE
                                             MSF MET/ARTISAN    INTERNATIONAL SMALL     CONSERVATIVE        CONSERVATIVE TO
                                              MID CAP VALUE           COMPANY            ALLOCATION       MODERATE ALLOCATION
                                               SUBACCOUNT           SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                           ------------------   -------------------  ------------------   -------------------
ASSETS:
   Investments at fair value............   $        1,786,795   $          828,695   $       43,181,339   $       86,810,595
   Due from MetLife Insurance
     Company of Connecticut.............                   --                   --                   --                   --
                                           ------------------   -------------------  ------------------   -------------------
       Total Assets.....................            1,786,795              828,695           43,181,339           86,810,595
                                           ------------------   -------------------  ------------------   -------------------
LIABILITIES:
   Due to MetLife Insurance
     Company of Connecticut.............                    1                    1                    6                    6
                                           ------------------   -------------------  ------------------   -------------------
       Total Liabilities................                    1                    1                    6                    6
                                           ------------------   -------------------  ------------------   -------------------

NET ASSETS..............................   $        1,786,794   $          828,694   $       43,181,333   $       86,810,589
                                           ==================   ===================  ==================   ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...   $        1,786,794   $          828,694   $       43,181,333   $       86,806,262
   Net assets from contracts in payout..                   --                   --                   --                4,327
                                           ------------------   -------------------  ------------------   -------------------
       Total Net Assets.................   $        1,786,794   $          828,694   $       43,181,333   $       86,810,589
                                           ==================   ===================  ==================   ===================



                                             MSF METLIFE MID        MSF METLIFE
                                             CAP STOCK INDEX    MODERATE ALLOCATION
                                               SUBACCOUNT           SUBACCOUNT
                                           -------------------  -------------------
ASSETS:
   Investments at fair value............   $         8,935,310  $       406,247,247
   Due from MetLife Insurance
     Company of Connecticut.............                    --                   --
                                           -------------------  -------------------
       Total Assets.....................             8,935,310          406,247,247
                                           -------------------  -------------------
LIABILITIES:
   Due to MetLife Insurance
     Company of Connecticut.............                    --                    7
                                           -------------------  -------------------
       Total Liabilities................                    --                    7
                                           -------------------  -------------------

NET ASSETS..............................   $         8,935,310  $       406,247,240
                                           ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...   $         8,935,310  $       406,247,240
   Net assets from contracts in payout..                    --                   --
                                           -------------------  -------------------
       Total Net Assets.................   $         8,935,310  $       406,247,240
                                           ===================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY OF CONNECTICUT
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2012


                                               MSF METLIFE
                                               MODERATE TO       MSF METLIFE STOCK      MSF MFS TOTAL
                                          AGGRESSIVE ALLOCATION        INDEX               RETURN            MSF MFS VALUE
                                               SUBACCOUNT           SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                          --------------------- ------------------   ------------------   ------------------
ASSETS:
   Investments at fair value............   $      341,958,469   $      955,635,347   $      465,580,441   $       64,099,085
   Due from MetLife Insurance
     Company of Connecticut.............                   --                   --                   --                   --
                                          --------------------- ------------------   ------------------   ------------------
       Total Assets.....................          341,958,469          955,635,347          465,580,441           64,099,085
                                          --------------------- ------------------   ------------------   ------------------
LIABILITIES:
   Due to MetLife Insurance
     Company of Connecticut.............                    5                   12                   26                   13
                                          --------------------- ------------------   ------------------   ------------------
       Total Liabilities................                    5                   12                   26                   13
                                          --------------------- ------------------   ------------------   ------------------

NET ASSETS..............................   $      341,958,464   $      955,635,335   $      465,580,415   $       64,099,072
                                          ===================== ==================   ==================   ==================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...   $      341,912,841   $      952,186,563   $      465,199,190   $       64,085,837
   Net assets from contracts in payout..               45,623            3,448,772              381,225               13,235
                                          --------------------- ------------------   ------------------   ------------------
       Total Net Assets.................   $      341,958,464   $      955,635,335   $      465,580,415   $       64,099,072
                                          ===================== ==================   ==================   ==================


                                               MSF MSCI            MSF NEUBERGER       MSF OPPENHEIMER     MSF RUSSELL 2000
                                              EAFE INDEX          BERMAN GENESIS        GLOBAL EQUITY            INDEX
                                              SUBACCOUNT            SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                          -------------------  -------------------  -------------------   ------------------
ASSETS:
   Investments at fair value............  $        59,212,775  $           118,604  $       316,647,062   $       96,816,464
   Due from MetLife Insurance
     Company of Connecticut.............                   --                   --                   --                   --
                                          -------------------  -------------------  -------------------   ------------------
       Total Assets.....................           59,212,775              118,604          316,647,062           96,816,464
                                          -------------------  -------------------  -------------------   ------------------
LIABILITIES:
   Due to MetLife Insurance
     Company of Connecticut.............                   --                   --                   24                    1
                                          -------------------  -------------------  -------------------   ------------------
       Total Liabilities................                   --                   --                   24                    1
                                          -------------------  -------------------  -------------------   ------------------

NET ASSETS..............................  $        59,212,775  $           118,604  $       316,647,038   $       96,816,463
                                          ===================  ===================  ===================   ==================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        59,139,365  $           118,604  $       316,549,349   $       96,746,145
   Net assets from contracts in payout..               73,410                   --               97,689               70,318
                                          -------------------  -------------------  -------------------   ------------------
       Total Net Assets.................  $        59,212,775  $           118,604  $       316,647,038   $       96,816,463
                                          ===================  ===================  ===================   ==================


                                           MSF T. ROWE PRICE    MSF T. ROWE PRICE
                                           LARGE CAP GROWTH     SMALL CAP GROWTH
                                              SUBACCOUNT           SUBACCOUNT
                                          ------------------   ------------------
ASSETS:
   Investments at fair value............  $       38,929,304   $       98,474,583
   Due from MetLife Insurance
     Company of Connecticut.............                  --                   --
                                          ------------------   ------------------
       Total Assets.....................          38,929,304           98,474,583
                                          ------------------   ------------------
LIABILITIES:
   Due to MetLife Insurance
     Company of Connecticut.............                  10                    9
                                          ------------------   ------------------
       Total Liabilities................                  10                    9
                                          ------------------   ------------------

NET ASSETS..............................  $       38,929,294   $       98,474,574
                                          ==================   ==================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $       38,924,189   $       98,464,473
   Net assets from contracts in payout..               5,105               10,101
                                          ------------------   ------------------
       Total Net Assets.................  $       38,929,294   $       98,474,574
                                          ==================   ==================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY OF CONNECTICUT
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2012


                                            MSF WESTERN ASSET    MSF WESTERN ASSET
                                          MANAGEMENT STRATEGIC    MANAGEMENT U.S.        PIONEER VCT       PIONEER VCT EQUITY
                                           BOND OPPORTUNITIES       GOVERNMENT        EMERGING MARKETS           INCOME
                                               SUBACCOUNT           SUBACCOUNT           SUBACCOUNT            SUBACCOUNT
                                          --------------------  ------------------   ------------------   -------------------
ASSETS:
   Investments at fair value.............  $       55,654,813   $      134,993,667   $       14,604,403   $        17,874,035
   Due from MetLife Insurance
     Company of Connecticut..............                  --                   --                   --                    --
                                          --------------------  ------------------   ------------------   -------------------
       Total Assets......................          55,654,813          134,993,667           14,604,403            17,874,035
                                          --------------------  ------------------   ------------------   -------------------
LIABILITIES:
   Due to MetLife Insurance
     Company of Connecticut..............                   8                    7                    5                     4
                                          --------------------  ------------------   ------------------   -------------------
       Total Liabilities.................                   8                    7                    5                     4
                                          --------------------  ------------------   ------------------   -------------------

NET ASSETS...............................  $       55,654,805   $      134,993,660   $       14,604,398   $        17,874,031
                                          ====================  ==================   ==================   ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units....  $       55,642,507   $      134,921,399   $       14,604,398   $        17,874,031
   Net assets from contracts in payout...              12,298               72,261                   --                    --
                                          --------------------  ------------------   ------------------   -------------------
       Total Net Assets..................  $       55,654,805   $      134,993,660   $       14,604,398   $        17,874,031
                                          ====================  ==================   ==================   ===================

                                                                   PIONEER VCT           PIONEER VCT
                                              PIONEER VCT           IBBOTSON          IBBOTSON MODERATE       PIONEER VCT
                                           FUNDAMENTAL VALUE    GROWTH ALLOCATION        ALLOCATION          MID CAP VALUE
                                              SUBACCOUNT           SUBACCOUNT            SUBACCOUNT           SUBACCOUNT
                                          ------------------   -------------------  -------------------   ------------------
ASSETS:
   Investments at fair value............. $       10,469,384   $       226,048,733  $       114,841,520   $       28,565,658
   Due from MetLife Insurance
     Company of Connecticut..............                 --                    --                   --                   --
                                          ------------------   -------------------  -------------------   ------------------
       Total Assets......................         10,469,384           226,048,733          114,841,520           28,565,658
                                          ------------------   -------------------  -------------------   ------------------
LIABILITIES:
   Due to MetLife Insurance
     Company of Connecticut..............                  4                     6                    6                    5
                                          ------------------   -------------------  -------------------   ------------------
       Total Liabilities.................                  4                     6                    6                    5
                                          ------------------   -------------------  -------------------   ------------------

NET ASSETS............................... $       10,469,380   $       226,048,727  $       114,841,514   $       28,565,653
                                          ==================   ===================  ===================   ==================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.... $       10,469,380   $       226,048,727  $       114,841,514   $       28,565,653
   Net assets from contracts in payout...                 --                    --                   --                   --
                                          ------------------   -------------------  -------------------   ------------------
       Total Net Assets.................. $       10,469,380   $       226,048,727  $       114,841,514   $       28,565,653
                                          ==================   ===================  ===================   ==================


                                           PIONEER VCT REAL
                                             ESTATE SHARES         UIF GROWTH
                                              SUBACCOUNT           SUBACCOUNT
                                          ------------------   ------------------
ASSETS:
   Investments at fair value............. $       12,543,890   $        7,099,630
   Due from MetLife Insurance
     Company of Connecticut..............                 --                   --
                                          ------------------   ------------------
       Total Assets......................         12,543,890            7,099,630
                                          ------------------   ------------------
LIABILITIES:
   Due to MetLife Insurance
     Company of Connecticut..............                  5                    2
                                          ------------------   ------------------
       Total Liabilities.................                  5                    2
                                          ------------------   ------------------

NET ASSETS............................... $       12,543,885   $        7,099,628
                                          ==================   ==================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.... $       12,543,885   $        7,099,628
   Net assets from contracts in payout...                 --                   --
                                          ------------------   ------------------
       Total Net Assets.................. $       12,543,885   $        7,099,628
                                          ==================   ==================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY OF CONNECTICUT
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONCLUDED)
                              DECEMBER 31, 2012


                                                                    WELLS FARGO VT
                                           UIF U.S. REAL ESTATE     SMALL CAP VALUE
                                                SUBACCOUNT            SUBACCOUNT
                                           --------------------  -------------------
ASSETS:
   Investments at fair value.............   $       13,803,143   $         3,080,263
   Due from MetLife Insurance
     Company of Connecticut..............                   --                    --
                                           --------------------  -------------------
       Total Assets......................           13,803,143             3,080,263
                                           --------------------  -------------------
LIABILITIES:
   Due to MetLife Insurance
     Company of Connecticut..............                   --                    --
                                           --------------------  -------------------
       Total Liabilities.................                   --                    --
                                           --------------------  -------------------

NET ASSETS...............................   $       13,803,143   $         3,080,263
                                           ====================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units....   $       13,803,143   $         3,080,263
   Net assets from contracts in payout...                   --                    --
                                           --------------------  -------------------
       Total Net Assets..................   $       13,803,143   $         3,080,263
                                           ====================  ===================


 The accompanying notes are an integral part of these financial statements.

This page is intentionally left blank.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY OF CONNECTICUT
                          STATEMENTS OF OPERATIONS
                    FOR THE YEAR ENDED DECEMBER 31, 2012


                                                                 ALLIANCEBERNSTEIN
                                              ALGER CAPITAL       GLOBAL THEMATIC                           AMERICAN FUNDS
                                              APPRECIATION            GROWTH         AMERICAN FUNDS BOND     GLOBAL GROWTH
                                               SUBACCOUNT           SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                           ------------------   ------------------   -------------------  ------------------
INVESTMENT INCOME:
      Dividends..........................  $           17,514   $               --   $          265,835   $        1,242,927
                                           ------------------   ------------------   -------------------  ------------------
EXPENSES:
      Mortality and expense risk
        charges..........................              66,787               14,436              158,060            2,292,039
      Administrative charges.............               5,769                1,363               16,285              201,776
                                           ------------------   ------------------   -------------------  ------------------
        Total expenses...................              72,556               15,799              174,345            2,493,815
                                           ------------------   ------------------   -------------------  ------------------
          Net investment income (loss)...            (55,042)             (15,799)               91,490          (1,250,888)
                                           ------------------   ------------------   -------------------  ------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions........               1,170                   --                   --                   --
      Realized gains (losses) on sale of
        investments......................             336,860                1,725              209,113            4,907,179
                                           ------------------   ------------------   -------------------  ------------------
          Net realized gains (losses)....             338,030                1,725              209,113            4,907,179
                                           ------------------   ------------------   -------------------  ------------------
      Change in unrealized gains (losses)
        on investments...................             283,401              111,735               94,433           23,997,679
                                           ------------------   ------------------   -------------------  ------------------
      Net realized and change in
        unrealized gains (losses) on
        investments......................             621,431              113,460              303,546           28,904,858
                                           ------------------   ------------------   -------------------  ------------------
      Net increase (decrease) in net assets
        resulting from operations........  $          566,389   $           97,661   $          395,036   $       27,653,970
                                           ==================   ==================   ===================  ==================

                                             AMERICAN FUNDS
                                              GLOBAL SMALL        AMERICAN FUNDS       AMERICAN FUNDS     DELAWARE VIP SMALL
                                             CAPITALIZATION           GROWTH            GROWTH-INCOME          CAP VALUE
                                               SUBACCOUNT           SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                           ------------------   ------------------   ------------------   ------------------
INVESTMENT INCOME:
      Dividends..........................  $           48,247   $        2,464,513   $        4,212,649   $           76,655
                                           ------------------   ------------------   ------------------   ------------------
EXPENSES:
      Mortality and expense risk
        charges..........................              53,175            5,261,412            4,568,810               87,725
      Administrative charges.............               5,429              454,993              397,169                  137
                                           ------------------   ------------------   ------------------   ------------------
        Total expenses...................              58,604            5,716,405            4,965,979               87,862
                                           ------------------   ------------------   ------------------   ------------------
          Net investment income (loss)...            (10,357)          (3,251,892)            (753,330)             (11,207)
                                           ------------------   ------------------   ------------------   ------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions........                  --                   --                   --              904,919
      Realized gains (losses) on sale of
        investments......................             116,153            6,546,581            3,451,949              387,941
                                           ------------------   ------------------   ------------------   ------------------
          Net realized gains (losses)....             116,153            6,546,581            3,451,949            1,292,860
                                           ------------------   ------------------   ------------------   ------------------
      Change in unrealized gains (losses)
        on investments...................             452,356           44,862,840           36,965,015              300,163
                                           ------------------   ------------------   ------------------   ------------------
      Net realized and change in
        unrealized gains (losses) on
        investments......................             568,509           51,409,421           40,416,964            1,593,023
                                           ------------------   ------------------   ------------------   ------------------
      Net increase (decrease) in net assets
        resulting from operations........  $          558,152   $       48,157,529   $       39,663,634   $        1,581,816
                                           ==================   ==================   ==================   ==================


                                            DREYFUS SOCIALLY        DWS I CAPITAL
                                           RESPONSIBLE GROWTH          GROWTH
                                               SUBACCOUNT            SUBACCOUNT
                                           -------------------   ------------------
INVESTMENT INCOME:
      Dividends..........................  $             3,955   $           60,496
                                           -------------------   ------------------
EXPENSES:
      Mortality and expense risk
        charges..........................               11,477              202,898
      Administrative charges.............                  934               16,702
                                           -------------------   ------------------
        Total expenses...................               12,411              219,600
                                           -------------------   ------------------
          Net investment income (loss)...              (8,456)            (159,104)
                                           -------------------   ------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions........                   --                   --
      Realized gains (losses) on sale of
        investments......................               22,452              322,430
                                           -------------------   ------------------
          Net realized gains (losses)....               22,452              322,430
                                           -------------------   ------------------
      Change in unrealized gains (losses)
        on investments...................               43,365            1,237,985
                                           -------------------   ------------------
      Net realized and change in
        unrealized gains (losses) on
        investments......................               65,817            1,560,415
                                           -------------------   ------------------
      Net increase (decrease) in net assets
        resulting from operations........  $            57,361   $        1,401,311
                                           ===================   ==================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY OF CONNECTICUT
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2012



                                           DWS II DREMAN SMALL     DWS II GLOBAL      DWS II GOVERNMENT &     FIDELITY VIP
                                              MID CAP VALUE          THEMATIC          AGENCY SECURITIES       CONTRAFUND
                                               SUBACCOUNT           SUBACCOUNT            SUBACCOUNT           SUBACCOUNT
                                           -------------------  -------------------  --------------------  ------------------
INVESTMENT INCOME:
      Dividends..........................  $           65,762   $            30,105   $          197,420   $        2,554,915
                                           -------------------  -------------------  --------------------  ------------------
EXPENSES:
      Mortality and expense risk
        charges..........................             147,961                51,486              100,866            3,268,626
      Administrative charges.............              12,232                 4,250                8,430              176,327
                                           -------------------  -------------------  --------------------  ------------------
        Total expenses...................             160,193                55,736              109,296            3,444,953
                                           -------------------  -------------------  --------------------  ------------------
          Net investment income (loss)...            (94,431)              (25,631)               88,124            (890,038)
                                           -------------------  -------------------  --------------------  ------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions........                  --                    --              117,750                   --
      Realized gains (losses) on sale of
        investments......................           (279,013)             (265,169)               61,670            (217,305)
                                           -------------------  -------------------  --------------------  ------------------
          Net realized gains (losses)....           (279,013)             (265,169)              179,420            (217,305)
                                           -------------------  -------------------  --------------------  ------------------
      Change in unrealized gains (losses)
        on investments...................           1,251,534               730,914            (238,163)           32,418,560
                                           -------------------  -------------------  --------------------  ------------------
      Net realized and change in
        unrealized gains (losses) on
        investments......................             972,521               465,745             (58,743)           32,201,255
                                           -------------------  -------------------  --------------------  ------------------
      Net increase (decrease) in net assets
        resulting from operations........  $          878,090   $           440,114   $           29,381   $       31,311,217
                                           ===================  ===================  ====================  ==================

                                              FIDELITY VIP
                                             DYNAMIC CAPITAL       FIDELITY VIP       FIDELITY VIP HIGH
                                              APPRECIATION         EQUITY-INCOME           INCOME         FIDELITY VIP MID CAP
                                               SUBACCOUNT           SUBACCOUNT           SUBACCOUNT            SUBACCOUNT
                                           ------------------   ------------------   -------------------  --------------------
INVESTMENT INCOME:
      Dividends..........................  $           11,995   $        6,826,303   $         1,478,548  $         1,016,041
                                           ------------------   ------------------   -------------------  --------------------
EXPENSES:
      Mortality and expense risk
        charges..........................              31,001            2,819,344               331,354            3,740,347
      Administrative charges.............               2,061               13,445                    83              193,110
                                           ------------------   ------------------   -------------------  --------------------
        Total expenses...................              33,062            2,832,789               331,437            3,933,457
                                           ------------------   ------------------   -------------------  --------------------
          Net investment income (loss)...            (21,067)            3,993,514             1,147,111          (2,917,416)
                                           ------------------   ------------------   -------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions........                  --           14,079,559                    --           20,954,286
      Realized gains (losses) on sale of
        investments......................             117,242            (897,423)             (319,382)            5,304,635
                                           ------------------   ------------------   -------------------  --------------------
          Net realized gains (losses)....             117,242           13,182,136             (319,382)           26,258,921
                                           ------------------   ------------------   -------------------  --------------------
      Change in unrealized gains (losses)
        on investments...................             296,790           15,416,329             2,353,424            9,907,900
                                           ------------------   ------------------   -------------------  --------------------
      Net realized and change in
        unrealized gains (losses) on
        investments......................             414,032           28,598,465             2,034,042           36,166,821
                                           ------------------   ------------------   -------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations........  $          392,965   $       32,591,979   $         3,181,153  $        33,249,405
                                           ==================   ==================   ===================  ====================

                                                                  FTVIPT FRANKLIN
                                             FTVIPT FRANKLIN     RISING DIVIDENDS
                                            INCOME SECURITIES       SECURITIES
                                               SUBACCOUNT           SUBACCOUNT
                                           ------------------   ------------------
INVESTMENT INCOME:
      Dividends..........................  $        2,493,244   $          342,994
                                           ------------------   ------------------
EXPENSES:
      Mortality and expense risk
        charges..........................             627,465              376,760
      Administrative charges.............              58,369               31,788
                                           ------------------   ------------------
        Total expenses...................             685,834              408,548
                                           ------------------   ------------------
          Net investment income (loss)...           1,807,410             (65,554)
                                           ------------------   ------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions........                  --                   --
      Realized gains (losses) on sale of
        investments......................             251,057              818,497
                                           ------------------   ------------------
          Net realized gains (losses)....             251,057              818,497
                                           ------------------   ------------------
      Change in unrealized gains (losses)
        on investments...................           1,840,344            1,229,328
                                           ------------------   ------------------
      Net realized and change in
        unrealized gains (losses) on
        investments......................           2,091,401            2,047,825
                                           ------------------   ------------------
      Net increase (decrease) in net assets
        resulting from operations........  $        3,898,811   $        1,982,271
                                           ==================   ==================



 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY OF CONNECTICUT
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2012


                                             FTVIPT FRANKLIN                          FTVIPT TEMPLETON
                                              SMALL-MID CAP        FTVIPT MUTUAL     DEVELOPING MARKETS    FTVIPT TEMPLETON
                                            GROWTH SECURITIES    SHARES SECURITIES       SECURITIES       FOREIGN SECURITIES
                                               SUBACCOUNT           SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                           ------------------   ------------------   ------------------   -------------------
INVESTMENT INCOME:
      Dividends..........................  $               --   $          591,440   $          364,485   $         2,841,857
                                           ------------------   ------------------   ------------------   -------------------
EXPENSES:
      Mortality and expense risk
        charges..........................             576,742              453,445              311,849             1,582,644
      Administrative charges.............              44,008               45,498                  546               119,500
                                           ------------------   ------------------   ------------------   -------------------
        Total expenses...................             620,750              498,943              312,395             1,702,144
                                           ------------------   ------------------   ------------------   -------------------
          Net investment income (loss)...           (620,750)               92,497               52,090             1,139,713
                                           ------------------   ------------------   ------------------   -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions........           2,489,555                   --                   --                    --
      Realized gains (losses) on sale of
        investments......................             906,796            (112,713)            (289,789)             (944,229)
                                           ------------------   ------------------   ------------------   -------------------
          Net realized gains (losses)....           3,396,351            (112,713)            (289,789)             (944,229)
                                           ------------------   ------------------   ------------------   -------------------
      Change in unrealized gains (losses)
        on investments...................             276,252            3,644,908            3,136,219            13,948,363
                                           ------------------   ------------------   ------------------   -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments......................           3,672,603            3,532,195            2,846,430            13,004,134
                                           ------------------   ------------------   ------------------   -------------------
      Net increase (decrease) in net assets
        resulting from operations........  $        3,051,853   $        3,624,692   $        2,898,520   $        14,143,847
                                           ==================   ==================   ==================   ===================


                                               INVESCO V.I.         INVESCO V.I.          INVESCO V.I.
                                           DIVERSIFIED DIVIDEND GOVERNMENT SECURITIES     S&P 500 INDEX   INVESCO V.I. UTILITIES
                                                SUBACCOUNT           SUBACCOUNT            SUBACCOUNT           SUBACCOUNT
                                           -------------------- --------------------- ------------------- ----------------------
INVESTMENT INCOME:
      Dividends..........................   $           24,941   $          535,877   $            51,591   $           73,173
                                           -------------------- --------------------- ------------------- ----------------------
EXPENSES:
      Mortality and expense risk
        charges..........................               28,548              298,451                61,809               42,749
      Administrative charges.............                2,114               28,377                 4,520                3,441
                                           -------------------- --------------------- ------------------- ----------------------
        Total expenses...................               30,662              326,828                66,329               46,190
                                           -------------------- --------------------- ------------------- ----------------------
          Net investment income (loss)...              (5,721)              209,049              (14,738)               26,983
                                           -------------------- --------------------- ------------------- ----------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions........                   --                   --                    --               83,536
      Realized gains (losses) on sale of
        investments......................               46,105              314,611               140,465              (3,403)
                                           -------------------- --------------------- ------------------- ----------------------
          Net realized gains (losses)....               46,105              314,611               140,465               80,133
                                           -------------------- --------------------- ------------------- ----------------------
      Change in unrealized gains (losses)
        on investments...................              175,602            (426,184)               263,167             (73,979)
                                           -------------------- --------------------- ------------------- ----------------------
      Net realized and change in
        unrealized gains (losses) on
        investments......................              221,707            (111,573)               403,632                6,154
                                           -------------------- --------------------- ------------------- ----------------------
      Net increase (decrease) in net assets
        resulting from operations........   $          215,986   $           97,476   $           388,894   $           33,137
                                           ==================== ===================== =================== ======================

                                              INVESCO V.I.         INVESCO V.I.
                                               VAN KAMPEN           VAN KAMPEN
                                           AMERICAN FRANCHISE        COMSTOCK
                                               SUBACCOUNT           SUBACCOUNT
                                           ------------------   ------------------
INVESTMENT INCOME:
      Dividends..........................  $               --   $          135,976
                                           ------------------   ------------------
EXPENSES:
      Mortality and expense risk
        charges..........................             191,250              123,005
      Administrative charges.............              17,349               12,113
                                           ------------------   ------------------
        Total expenses...................             208,599              135,118
                                           ------------------   ------------------
          Net investment income (loss)...           (208,599)                  858
                                           ------------------   ------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions........                  --                   --
      Realized gains (losses) on sale of
        investments......................             517,385              (7,149)
                                           ------------------   ------------------
          Net realized gains (losses)....             517,385              (7,149)
                                           ------------------   ------------------
      Change in unrealized gains (losses)
        on investments...................             971,254            1,305,188
                                           ------------------   ------------------
      Net realized and change in
        unrealized gains (losses) on
        investments......................           1,488,639            1,298,039
                                           ------------------   ------------------
      Net increase (decrease) in net assets
        resulting from operations........  $        1,280,040   $        1,298,897
                                           ==================   ==================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY OF CONNECTICUT
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2012



                                              INVESCO V.I.         INVESCO V.I.
                                               VAN KAMPEN           VAN KAMPEN           JANUS ASPEN
                                            EQUITY AND INCOME    GROWTH AND INCOME       ENTERPRISE      JANUS ASPEN OVERSEAS
                                               SUBACCOUNT           SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                           ------------------   ------------------   ------------------  --------------------
INVESTMENT INCOME:
      Dividends.........................   $        1,566,755   $        1,164,512   $               --   $          331,849
                                           ------------------   ------------------   ------------------  --------------------
EXPENSES:
      Mortality and expense risk
        charges.........................            1,409,416            1,394,690              196,551              706,304
      Administrative charges............              140,985              138,768               16,069                7,906
                                           ------------------   ------------------   ------------------  --------------------
        Total expenses..................            1,550,401            1,533,458              212,620              714,210
                                           ------------------   ------------------   ------------------  --------------------
          Net investment income (loss)..               16,354            (368,946)            (212,620)            (382,361)
                                           ------------------   ------------------   ------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions.......                   --                   --                   --            5,885,974
      Realized gains (losses) on sale of
        investments.....................            4,276,625            3,072,038              846,540          (1,180,504)
                                           ------------------   ------------------   ------------------  --------------------
          Net realized gains (losses)...            4,276,625            3,072,038              846,540            4,705,470
                                           ------------------   ------------------   ------------------  --------------------
      Change in unrealized gains (losses)
        on investments..................            5,503,768            8,408,985            1,321,397            1,651,324
                                           ------------------   ------------------   ------------------  --------------------
      Net realized and change in
        unrealized gains (losses) on
        investments.....................            9,780,393           11,481,023            2,167,937            6,356,794
                                           ------------------   ------------------   ------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations.......   $        9,796,747   $       11,112,077   $        1,955,317   $        5,974,433
                                           ==================   ==================   ==================  ====================

                                                                                                                LMPVET
                                                                      LMPVET               LMPVET        CLEARBRIDGE VARIABLE
                                               JANUS ASPEN     CLEARBRIDGE VARIABLE CLEARBRIDGE VARIABLE     EQUITY INCOME
                                                WORLDWIDE        AGGRESSIVE GROWTH      APPRECIATION            BUILDER
                                               SUBACCOUNT           SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                           ------------------  -------------------- -------------------- --------------------
INVESTMENT INCOME:
      Dividends.........................   $            6,767   $        1,485,272   $        5,036,105   $        3,552,231
                                           ------------------  -------------------- -------------------- --------------------
EXPENSES:
      Mortality and expense risk
        charges.........................                4,586            5,794,184            4,889,134            2,202,715
      Administrative charges............                   39              505,668              485,553              196,282
                                           ------------------  -------------------- -------------------- --------------------
        Total expenses..................                4,625            6,299,852            5,374,687            2,398,997
                                           ------------------  -------------------- -------------------- --------------------
          Net investment income (loss)..                2,142          (4,814,580)            (338,582)            1,153,234
                                           ------------------  -------------------- -------------------- --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions.......                   --           13,893,586                   --                   --
      Realized gains (losses) on sale of
        investments.....................                (167)           30,191,844           11,541,475          (2,380,705)
                                           ------------------  -------------------- -------------------- --------------------
          Net realized gains (losses)...                (167)           44,085,430           11,541,475          (2,380,705)
                                           ------------------  -------------------- -------------------- --------------------
      Change in unrealized gains (losses)
        on investments..................              146,904           23,116,839           34,435,202           16,441,244
                                           ------------------  -------------------- -------------------- --------------------
      Net realized and change in
        unrealized gains (losses) on
        investments.....................              146,737           67,202,269           45,976,677           14,060,539
                                           ------------------  -------------------- -------------------- --------------------
      Net increase (decrease) in net assets
        resulting from operations.......   $          148,879   $       62,387,689   $       45,638,095   $       15,213,773
                                           ==================  ==================== ==================== ====================

                                                  LMPVET
                                           CLEARBRIDGE VARIABLE        LMPVET
                                                FUNDAMENTAL     CLEARBRIDGE VARIABLE
                                               ALL CAP VALUE      LARGE CAP GROWTH
                                                SUBACCOUNT           SUBACCOUNT
                                           -------------------- --------------------
INVESTMENT INCOME:
      Dividends.........................    $        5,414,810   $          659,673
                                           -------------------- --------------------
EXPENSES:
      Mortality and expense risk
        charges.........................             4,894,197            1,525,522
      Administrative charges............               433,516              130,002
                                           -------------------- --------------------
        Total expenses..................             5,327,713            1,655,524
                                           -------------------- --------------------
          Net investment income (loss)..                87,097            (995,851)
                                           -------------------- --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions.......                    --            6,089,130
      Realized gains (losses) on sale of
        investments.....................               297,028            4,899,723
                                           -------------------- --------------------
          Net realized gains (losses)...               297,028           10,988,853
                                           -------------------- --------------------
      Change in unrealized gains (losses)
        on investments..................            43,071,355            7,312,286
                                           -------------------- --------------------
      Net realized and change in
        unrealized gains (losses) on
        investments.....................            43,368,383           18,301,139
                                           -------------------- --------------------
      Net increase (decrease) in net assets
        resulting from operations.......    $       43,455,480   $       17,305,288
                                           ==================== ====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY OF CONNECTICUT
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2012


                                                LMPVET               LMPVET               LMPVET          LMPVET INVESTMENT
                                         CLEARBRIDGE VARIABLE CLEARBRIDGE VARIABLE CLEARBRIDGE VARIABLE   COUNSEL VARIABLE
                                            LARGE CAP VALUE       MID CAP CORE       SMALL CAP GROWTH     SOCIAL AWARENESS
                                              SUBACCOUNT           SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                         -------------------- -------------------- --------------------  ------------------
INVESTMENT INCOME:
      Dividends.........................  $        2,970,972   $          332,723   $          201,163   $          626,442
                                         -------------------- -------------------- --------------------  ------------------
EXPENSES:
      Mortality and expense risk
        charges.........................           1,784,208              648,352              917,515              558,316
      Administrative charges............             169,903               62,001               72,043               17,900
                                         -------------------- -------------------- --------------------  ------------------
        Total expenses..................           1,954,111              710,353              989,558              576,216
                                         -------------------- -------------------- --------------------  ------------------
          Net investment income (loss)..           1,016,861            (377,630)            (788,395)               50,226
                                         -------------------- -------------------- --------------------  ------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions.......             127,628              721,861            2,492,650                   --
      Realized gains (losses) on sale of
        investments.....................           (435,169)            1,376,288            3,479,174              671,030
                                         -------------------- -------------------- --------------------  ------------------
          Net realized gains (losses)...           (307,541)            2,098,149            5,971,824              671,030
                                         -------------------- -------------------- --------------------  ------------------
      Change in unrealized gains (losses)
        on investments..................          18,178,454            4,560,303            4,719,516            3,239,630
                                         -------------------- -------------------- --------------------  ------------------
      Net realized and change in
        unrealized gains (losses) on
        investments.....................          17,870,913            6,658,452           10,691,340            3,910,660
                                         -------------------- -------------------- --------------------  ------------------
      Net increase (decrease) in net assets
        resulting from operations.......  $       18,887,774   $        6,280,822   $        9,902,945   $        3,960,886
                                         ==================== ==================== ====================  ==================

                                               LMPVET               LMPVET               LMPVET           LMPVIT WESTERN
                                         VARIABLE LIFESTYLE   VARIABLE LIFESTYLE   VARIABLE LIFESTYLE  ASSET VARIABLE GLOBAL
                                           ALLOCATION 50%       ALLOCATION 70%       ALLOCATION 85%       HIGH YIELD BOND
                                             SUBACCOUNT           SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                         ------------------   ------------------   ------------------  ---------------------
INVESTMENT INCOME:
      Dividends......................... $        1,912,157   $          983,418   $          451,392   $          779,800
                                         ------------------   ------------------   ------------------  ---------------------
EXPENSES:
      Mortality and expense risk
        charges.........................          1,004,269              543,796              339,273              191,605
      Administrative charges............            113,436               64,114               40,250               16,948
                                         ------------------   ------------------   ------------------  ---------------------
        Total expenses..................          1,117,705              607,910              379,523              208,553
                                         ------------------   ------------------   ------------------  ---------------------
          Net investment income (loss)..            794,452              375,508               71,869              571,247
                                         ------------------   ------------------   ------------------  ---------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions.......                 --                   --                   --                   --
      Realized gains (losses) on sale of
        investments.....................          1,189,253               39,219            (119,023)             (40,295)
                                         ------------------   ------------------   ------------------  ---------------------
          Net realized gains (losses)...          1,189,253               39,219            (119,023)             (40,295)
                                         ------------------   ------------------   ------------------  ---------------------
      Change in unrealized gains (losses)
        on investments..................          6,234,000            4,822,006            3,658,299            1,171,574
                                         ------------------   ------------------   ------------------  ---------------------
      Net realized and change in
        unrealized gains (losses) on
        investments.....................          7,423,253            4,861,225            3,539,276            1,131,279
                                         ------------------   ------------------   ------------------  ---------------------
      Net increase (decrease) in net assets
        resulting from operations....... $        8,217,705   $        5,236,733   $        3,611,145   $        1,702,526
                                         ==================   ==================   ==================  =====================

                                           LMPVIT WESTERN       MIST AMERICAN
                                         ASSET VARIABLE HIGH   FUNDS BALANCED
                                               INCOME            ALLOCATION
                                             SUBACCOUNT          SUBACCOUNT
                                         ------------------- ------------------
INVESTMENT INCOME:
      Dividends......................... $        8,751,023  $           35,539
                                         ------------------- ------------------
EXPENSES:
      Mortality and expense risk
        charges.........................          1,669,578              13,293
      Administrative charges............            166,019                  64
                                         ------------------- ------------------
        Total expenses..................          1,835,597              13,357
                                         ------------------- ------------------
          Net investment income (loss)..          6,915,426              22,182
                                         ------------------- ------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions.......                 --              21,566
      Realized gains (losses) on sale of
        investments.....................        (2,933,206)              26,907
                                         ------------------- ------------------
          Net realized gains (losses)...        (2,933,206)              48,473
                                         ------------------- ------------------
      Change in unrealized gains (losses)
        on investments..................         12,556,579             188,559
                                         ------------------- ------------------
      Net realized and change in
        unrealized gains (losses) on
        investments.....................          9,623,373             237,032
                                         ------------------- ------------------
      Net increase (decrease) in net assets
        resulting from operations....... $       16,538,799  $          259,214
                                         =================== ==================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY OF CONNECTICUT
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2012


                                             MIST AMERICAN        MIST AMERICAN
                                             FUNDS GROWTH        FUNDS MODERATE       MIST BLACKROCK       MIST BLACKROCK
                                              ALLOCATION           ALLOCATION           HIGH YIELD         LARGE CAP CORE
                                              SUBACCOUNT           SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                          ------------------   ------------------   ------------------   ------------------
INVESTMENT INCOME:
      Dividends.........................  $           20,855   $           31,000   $        9,658,679   $          498,434
                                          ------------------   ------------------   ------------------   ------------------
EXPENSES:
      Mortality and expense risk
        charges.........................              11,010               12,794            1,920,711              659,474
      Administrative charges............                  36                   42              126,685               62,133
                                          ------------------   ------------------   ------------------   ------------------
        Total expenses..................              11,046               12,836            2,047,396              721,607
                                          ------------------   ------------------   ------------------   ------------------
          Net investment income (loss)..               9,809               18,164            7,611,283            (223,173)
                                          ------------------   ------------------   ------------------   ------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions.......                  --               20,266            1,729,165                   --
      Realized gains (losses) on sale of
        investments.....................              28,530                7,139            1,613,144            (871,444)
                                          ------------------   ------------------   ------------------   ------------------
          Net realized gains (losses)...              28,530               27,405            3,342,309            (871,444)
                                          ------------------   ------------------   ------------------   ------------------
      Change in unrealized gains (losses)
        on investments..................             198,921              108,490            7,720,031            6,281,384
                                          ------------------   ------------------   ------------------   ------------------
      Net realized and change in
        unrealized gains (losses) on
        investments.....................             227,451              135,895           11,062,340            5,409,940
                                          ------------------   ------------------   ------------------   ------------------
      Net increase (decrease) in net assets
        resulting from operations.......  $          237,260   $          154,059   $       18,673,623   $        5,186,767
                                          ==================   ==================   ==================   ==================

                                                                                        MIST HARRIS
                                          MIST CLARION GLOBAL   MIST DREMAN SMALL         OAKMARK          MIST INVESCO
                                              REAL ESTATE           CAP VALUE          INTERNATIONAL     SMALL CAP GROWTH
                                              SUBACCOUNT           SUBACCOUNT           SUBACCOUNT          SUBACCOUNT
                                          -------------------  ------------------   ------------------  ------------------
INVESTMENT INCOME:
      Dividends.........................  $        1,695,551   $          102,704   $        1,214,641  $               --
                                          -------------------  ------------------   ------------------  ------------------
EXPENSES:
      Mortality and expense risk
        charges.........................           1,094,666              185,132              995,243             206,326
      Administrative charges............              68,679               10,288               77,027              13,242
                                          -------------------  ------------------   ------------------  ------------------
        Total expenses..................           1,163,345              195,420            1,072,270             219,568
                                          -------------------  ------------------   ------------------  ------------------
          Net investment income (loss)..             532,206             (92,716)              142,371           (219,568)
                                          -------------------  ------------------   ------------------  ------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions.......                  --                   --                   --             800,162
      Realized gains (losses) on sale of
        investments.....................         (3,134,837)              303,468          (1,522,520)             566,745
                                          -------------------  ------------------   ------------------  ------------------
          Net realized gains (losses)...         (3,134,837)              303,468          (1,522,520)           1,366,907
                                          -------------------  ------------------   ------------------  ------------------
      Change in unrealized gains (losses)
        on investments..................          18,607,737            1,354,946           17,503,483             768,284
                                          -------------------  ------------------   ------------------  ------------------
      Net realized and change in
        unrealized gains (losses) on
        investments.....................          15,472,900            1,658,414           15,980,963           2,135,191
                                          -------------------  ------------------   ------------------  ------------------
      Net increase (decrease) in net assets
        resulting from operations.......  $       16,005,106   $        1,565,698   $       16,123,334  $        1,915,623
                                          ===================  ==================   ==================  ==================

                                                                 MIST LEGG MASON
                                                                   CLEARBRIDGE
                                           MIST JANUS FORTY     AGGRESSIVE GROWTH
                                              SUBACCOUNT           SUBACCOUNT
                                          ------------------   ------------------
INVESTMENT INCOME:
      Dividends.........................  $        2,248,977   $              732
                                          ------------------   ------------------
EXPENSES:
      Mortality and expense risk
        charges.........................           6,325,695               50,722
      Administrative charges............             103,298                4,105
                                          ------------------   ------------------
        Total expenses..................           6,428,993               54,827
                                          ------------------   ------------------
          Net investment income (loss)..         (4,180,016)             (54,095)
                                          ------------------   ------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions.......                  --                   --
      Realized gains (losses) on sale of
        investments.....................           1,098,638               72,205
                                          ------------------   ------------------
          Net realized gains (losses)...           1,098,638               72,205
                                          ------------------   ------------------
      Change in unrealized gains (losses)
        on investments..................          98,730,778              470,746
                                          ------------------   ------------------
      Net realized and change in
        unrealized gains (losses) on
        investments.....................          99,829,416              542,951
                                          ------------------   ------------------
      Net increase (decrease) in net assets
        resulting from operations.......  $       95,649,400   $          488,856
                                          ==================   ==================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY OF CONNECTICUT
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2012


                                           MIST LOOMIS SAYLES     MIST LORD ABBETT     MIST LORD ABBETT      MIST MET/EATON
                                             GLOBAL MARKETS        BOND DEBENTURE        MID CAP VALUE     VANCE FLOATING RATE
                                               SUBACCOUNT            SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                           ------------------   -------------------   ------------------   -------------------
INVESTMENT INCOME:
      Dividends..........................  $        4,012,097   $         4,229,274   $          191,031   $           41,277
                                           ------------------   -------------------   ------------------   -------------------
EXPENSES:
      Mortality and expense risk
        charges..........................           1,978,206               801,742              940,676               34,462
      Administrative charges.............               1,215                71,228               78,654                2,908
                                           ------------------   -------------------   ------------------   -------------------
        Total expenses...................           1,979,421               872,970            1,019,330               37,370
                                           ------------------   -------------------   ------------------   -------------------
          Net investment income (loss)...           2,032,676             3,356,304            (828,299)                3,907
                                           ------------------   -------------------   ------------------   -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions........                  --                    --                   --                3,504
      Realized gains (losses) on sale of
        investments......................           2,483,209             1,403,323          (1,449,083)                7,995
                                           ------------------   -------------------   ------------------   -------------------
          Net realized gains (losses)....           2,483,209             1,403,323          (1,449,083)               11,499
                                           ------------------   -------------------   ------------------   -------------------
      Change in unrealized gains (losses)
        on investments...................          18,401,482             1,326,661            7,840,704               69,646
                                           ------------------   -------------------   ------------------   -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments......................          20,884,691             2,729,984            6,391,621               81,145
                                           ------------------   -------------------   ------------------   -------------------
      Net increase (decrease) in net assets
        resulting from operations........  $       22,917,367   $         6,086,288   $        5,563,322   $           85,052
                                           ==================   ===================   ==================   ===================

                                            MIST MET/FRANKLIN   MIST MET/TEMPLETON       MIST METLIFE         MIST METLIFE
                                              MUTUAL SHARES           GROWTH          AGGRESSIVE STRATEGY   BALANCED STRATEGY
                                               SUBACCOUNT           SUBACCOUNT            SUBACCOUNT           SUBACCOUNT
                                           ------------------   -------------------   -------------------  ------------------
INVESTMENT INCOME:
      Dividends..........................  $            5,236   $           708,722   $          335,435   $          476,362
                                           ------------------   -------------------   -------------------  ------------------
EXPENSES:
      Mortality and expense risk
        charges..........................              14,883               709,435              653,197              406,585
      Administrative charges.............               1,201                64,447                6,959               33,271
                                           ------------------   -------------------   -------------------  ------------------
        Total expenses...................              16,084               773,882              660,156              439,856
                                           ------------------   -------------------   -------------------  ------------------
          Net investment income (loss)...            (10,848)              (65,160)            (324,721)               36,506
                                           ------------------   -------------------   -------------------  ------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions........             159,108             1,655,511                   --                   --
      Realized gains (losses) on sale of
        investments......................            (26,699)             (481,801)            (307,784)              772,633
                                           ------------------   -------------------   -------------------  ------------------
          Net realized gains (losses)....             132,409             1,173,710            (307,784)              772,633
                                           ------------------   -------------------   -------------------  ------------------
      Change in unrealized gains (losses)
        on investments...................            (26,811)             6,834,924            8,071,655            1,614,962
                                           ------------------   -------------------   -------------------  ------------------
      Net realized and change in
        unrealized gains (losses) on
        investments......................             105,598             8,008,634            7,763,871            2,387,595
                                           ------------------   -------------------   -------------------  ------------------
      Net increase (decrease) in net assets
        resulting from operations........  $           94,750   $         7,943,474   $        7,439,150   $        2,424,101
                                           ==================   ===================   ===================  ==================

                                              MIST METLIFE          MIST METLIFE
                                             GROWTH STRATEGY      MODERATE STRATEGY
                                               SUBACCOUNT            SUBACCOUNT
                                           ------------------   -------------------
INVESTMENT INCOME:
      Dividends..........................  $          320,895   $           381,196
                                           ------------------   -------------------
EXPENSES:
      Mortality and expense risk
        charges..........................             358,176               271,665
      Administrative charges.............              29,287                21,783
                                           ------------------   -------------------
        Total expenses...................             387,463               293,448
                                           ------------------   -------------------
          Net investment income (loss)...            (66,568)                87,748
                                           ------------------   -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions........                  --                    --
      Realized gains (losses) on sale of
        investments......................             800,368               445,713
                                           ------------------   -------------------
          Net realized gains (losses)....             800,368               445,713
                                           ------------------   -------------------
      Change in unrealized gains (losses)
        on investments...................           1,709,951               858,237
                                           ------------------   -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments......................           2,510,319             1,303,950
                                           ------------------   -------------------
      Net increase (decrease) in net assets
        resulting from operations........  $        2,443,751   $         1,391,698
                                           ==================   ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY OF CONNECTICUT
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2012


                                                                                                             MIST MORGAN
                                           MIST MFS EMERGING    MIST MFS RESEARCH        MIST MLA          STANLEY MID CAP
                                            MARKETS EQUITY        INTERNATIONAL           MID CAP              GROWTH
                                              SUBACCOUNT           SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                          ------------------   ------------------   ------------------   ------------------
INVESTMENT INCOME:
      Dividends.........................  $          656,340   $        1,860,628   $          465,365   $               --
                                          ------------------   ------------------   ------------------   ------------------
EXPENSES:
      Mortality and expense risk
        charges.........................           1,276,725            1,368,416            1,051,185              214,585
      Administrative charges............             107,474              114,823               58,034               18,726
                                          ------------------   ------------------   ------------------   ------------------
        Total expenses..................           1,384,199            1,483,239            1,109,219              233,311
                                          ------------------   ------------------   ------------------   ------------------
          Net investment income (loss)..           (727,859)              377,389            (643,854)            (233,311)
                                          ------------------   ------------------   ------------------   ------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions.......                  --                   --                   --                   --
      Realized gains (losses) on sale of
        investments.....................              67,203          (4,460,099)              847,029              408,285
                                          ------------------   ------------------   ------------------   ------------------
          Net realized gains (losses)...              67,203          (4,460,099)              847,029              408,285
                                          ------------------   ------------------   ------------------   ------------------
      Change in unrealized gains (losses)
        on investments..................          12,358,695           17,574,640            3,077,619              742,007
                                          ------------------   ------------------   ------------------   ------------------
      Net realized and change in
        unrealized gains (losses) on
        investments.....................          12,425,898           13,114,541            3,924,648            1,150,292
                                          ------------------   ------------------   ------------------   ------------------
      Net increase (decrease) in net assets
        resulting from operations.......  $       11,698,039   $       13,491,930   $        3,280,794   $          916,981
                                          ==================   ==================   ==================   ==================

                                              MIST PIMCO
                                          INFLATION PROTECTED   MIST PIMCO TOTAL                            MIST PIONEER
                                                 BOND                RETURN          MIST PIONEER FUND    STRATEGIC INCOME
                                              SUBACCOUNT           SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                          -------------------  ------------------   ------------------   ------------------
INVESTMENT INCOME:
      Dividends.........................  $        3,786,489   $       12,223,507   $          880,052   $       10,954,505
                                          -------------------  ------------------   ------------------   ------------------
EXPENSES:
      Mortality and expense risk
        charges.........................           1,836,807            6,060,822              859,709            3,441,458
      Administrative charges............             120,148              453,593               70,923              295,261
                                          -------------------  ------------------   ------------------   ------------------
        Total expenses..................           1,956,955            6,514,415              930,632            3,736,719
                                          -------------------  ------------------   ------------------   ------------------
          Net investment income (loss)..           1,829,534            5,709,092             (50,580)            7,217,786
                                          -------------------  ------------------   ------------------   ------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions.......           6,988,100                   --                   --              846,888
      Realized gains (losses) on sale of
        investments.....................           1,807,764            7,774,845              982,682            6,019,459
                                          -------------------  ------------------   ------------------   ------------------
          Net realized gains (losses)...           8,795,864            7,774,845              982,682            6,866,347
                                          -------------------  ------------------   ------------------   ------------------
      Change in unrealized gains (losses)
        on investments..................         (2,029,603)           14,475,036            4,172,837            6,409,275
                                          -------------------  ------------------   ------------------   ------------------
      Net realized and change in
        unrealized gains (losses) on
        investments.....................           6,766,261           22,249,881            5,155,519           13,275,622
                                          -------------------  ------------------   ------------------   ------------------
      Net increase (decrease) in net assets
        resulting from operations.......  $        8,595,795   $       27,958,973   $        5,104,939   $       20,493,408
                                          ===================  ==================   ==================   ==================


                                               MIST RCM         MIST SSGA GROWTH
                                              TECHNOLOGY         AND INCOME ETF
                                              SUBACCOUNT           SUBACCOUNT
                                          ------------------  -------------------
INVESTMENT INCOME:
      Dividends.........................  $               --  $         2,870,878
                                          ------------------  -------------------
EXPENSES:
      Mortality and expense risk
        charges.........................             140,031            1,523,769
      Administrative charges............              12,786                   --
                                          ------------------  -------------------
        Total expenses..................             152,817            1,523,769
                                          ------------------  -------------------
          Net investment income (loss)..           (152,817)            1,347,109
                                          ------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions.......           1,050,372            2,677,600
      Realized gains (losses) on sale of
        investments.....................           (255,083)            1,021,220
                                          ------------------  -------------------
          Net realized gains (losses)...             795,289            3,698,820
                                          ------------------  -------------------
      Change in unrealized gains (losses)
        on investments..................             260,043            8,035,731
                                          ------------------  -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments.....................           1,055,332           11,734,551
                                          ------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations.......  $          902,515  $        13,081,660
                                          ==================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY OF CONNECTICUT
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2012



                                            MIST SSGA GROWTH    MIST T. ROWE PRICE   MIST T. ROWE PRICE    MIST THIRD AVENUE
                                                   ETF            LARGE CAP VALUE      MID CAP GROWTH       SMALL CAP VALUE
                                               SUBACCOUNT           SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                           ------------------   ------------------   ------------------   ------------------
INVESTMENT INCOME:
      Dividends..........................  $        2,831,617   $        1,700,476   $               --   $               --
                                           ------------------   ------------------   ------------------   ------------------
EXPENSES:
      Mortality and expense risk
        charges..........................           1,838,568            1,958,908               57,109            1,850,787
      Administrative charges.............                  --              150,248                4,909               99,960
                                           ------------------   ------------------   ------------------   ------------------
        Total expenses...................           1,838,568            2,109,156               62,018            1,950,747
                                           ------------------   ------------------   ------------------   ------------------
          Net investment income (loss)...             993,049            (408,680)             (62,018)          (1,950,747)
                                           ------------------   ------------------   ------------------   ------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions........           5,300,044                   --              439,637                   --
      Realized gains (losses) on sale of
        investments......................           1,005,920          (3,066,751)              134,680          (2,049,928)
                                           ------------------   ------------------   ------------------   ------------------
          Net realized gains (losses)....           6,305,964          (3,066,751)              574,317          (2,049,928)
                                           ------------------   ------------------   ------------------   ------------------
      Change in unrealized gains (losses)
        on investments...................          11,324,188           20,922,598            (133,949)           23,044,283
                                           ------------------   ------------------   ------------------   ------------------
      Net realized and change in
        unrealized gains (losses) on
        investments......................          17,630,152           17,855,847              440,368           20,994,355
                                           ------------------   ------------------   ------------------   ------------------
      Net increase (decrease) in net assets
        resulting from operations........  $       18,623,201   $       17,447,167   $          378,350   $       19,043,608
                                           ==================   ==================   ==================   ==================

                                                                                                             MSF BARCLAYS
                                             MIST TURNER MID      MIST VAN KAMPEN      MORGAN STANLEY      CAPITAL AGGREGATE
                                               CAP GROWTH            COMSTOCK         MULTI CAP GROWTH        BOND INDEX
                                               SUBACCOUNT           SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                           ------------------   ------------------   ------------------   ------------------
INVESTMENT INCOME:
      Dividends..........................  $               --   $        2,180,540   $               --   $        3,760,735
                                           ------------------   ------------------   ------------------   ------------------
EXPENSES:
      Mortality and expense risk
        charges..........................              44,011            2,419,793               22,896            1,194,375
      Administrative charges.............               3,559              231,633                1,626                  202
                                           ------------------   ------------------   ------------------   ------------------
        Total expenses...................              47,570            2,651,426               24,522            1,194,577
                                           ------------------   ------------------   ------------------   ------------------
          Net investment income (loss)...            (47,570)            (470,886)             (24,522)            2,566,158
                                           ------------------   ------------------   ------------------   ------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions........             394,604                   --               21,800                   --
      Realized gains (losses) on sale of
        investments......................             (2,681)           16,812,925               82,378              946,556
                                           ------------------   ------------------   ------------------   ------------------
          Net realized gains (losses)....             391,923           16,812,925              104,178              946,556
                                           ------------------   ------------------   ------------------   ------------------
      Change in unrealized gains (losses)
        on investments...................           (231,775)            8,982,368               26,725            (822,155)
                                           ------------------   ------------------   ------------------   ------------------
      Net realized and change in
        unrealized gains (losses) on
        investments......................             160,148           25,795,293              130,903              124,401
                                           ------------------   ------------------   ------------------   ------------------
      Net increase (decrease) in net assets
        resulting from operations........  $          112,578   $       25,324,407   $          106,381   $        2,690,559
                                           ==================   ==================   ==================   ==================


                                              MSF BLACKROCK      MSF BLACKROCK BOND
                                            AGGRESSIVE GROWTH          INCOME
                                               SUBACCOUNT            SUBACCOUNT
                                           ------------------   -------------------
INVESTMENT INCOME:
      Dividends..........................  $               --   $         6,344,866
                                           ------------------   -------------------
EXPENSES:
      Mortality and expense risk
        charges..........................           1,212,021             3,458,081
      Administrative charges.............             118,379               254,498
                                           ------------------   -------------------
        Total expenses...................           1,330,400             3,712,579
                                           ------------------   -------------------
          Net investment income (loss)...         (1,330,400)             2,632,287
                                           ------------------   -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions........                  --             1,581,151
      Realized gains (losses) on sale of
        investments......................           2,757,661             3,880,834
                                           ------------------   -------------------
          Net realized gains (losses)....           2,757,661             5,461,985
                                           ------------------   -------------------
      Change in unrealized gains (losses)
        on investments...................           6,784,308             5,368,211
                                           ------------------   -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments......................           9,541,969            10,830,196
                                           ------------------   -------------------
      Net increase (decrease) in net assets
        resulting from operations........  $        8,211,569   $        13,462,483
                                           ==================   ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY OF CONNECTICUT
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2012



                                                                                       MSF BLACKROCK
                                             MSF BLACKROCK        MSF BLACKROCK      LEGACY LARGE CAP      MSF BLACKROCK
                                              DIVERSIFIED        LARGE CAP VALUE          GROWTH           MONEY MARKET
                                              SUBACCOUNT           SUBACCOUNT           SUBACCOUNT          SUBACCOUNT
                                          ------------------   ------------------   -----------------   ------------------
INVESTMENT INCOME:
      Dividends.........................  $        5,667,900   $          217,817   $         658,307   $               --
                                          ------------------   ------------------   -----------------   ------------------
EXPENSES:
      Mortality and expense risk
        charges.........................           3,116,556              260,287           2,740,470            5,329,195
      Administrative charges............              16,710               21,052             229,303              428,046
                                          ------------------   ------------------   -----------------   ------------------
        Total expenses..................           3,133,266              281,339           2,969,773            5,757,241
                                          ------------------   ------------------   -----------------   ------------------
          Net investment income (loss)..           2,534,634             (63,522)         (2,311,466)          (5,757,241)
                                          ------------------   ------------------   -----------------   ------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions.......                  --            2,477,494                  --                   --
      Realized gains (losses) on sale of
        investments.....................           3,883,777            (560,230)          14,335,793                   --
                                          ------------------   ------------------   -----------------   ------------------
          Net realized gains (losses)...           3,883,777            1,917,264          14,335,793                   --
                                          ------------------   ------------------   -----------------   ------------------
      Change in unrealized gains (losses)
        on investments..................          19,262,933            (115,596)          13,662,533                   --
                                          ------------------   ------------------   -----------------   ------------------
      Net realized and change in
        unrealized gains (losses) on
        investments.....................          23,146,710            1,801,668          27,998,326                   --
                                          ------------------   ------------------   -----------------   ------------------
      Net increase (decrease) in net assets
        resulting from operations.......  $       25,681,344   $        1,738,146   $      25,686,860   $      (5,757,241)
                                          ==================   ==================   =================   ==================



                                           MSF DAVIS VENTURE     MSF FI VALUE                            MSF LOOMIS SAYLES
                                                 VALUE              LEADERS        MSF JENNISON GROWTH    SMALL CAP CORE
                                              SUBACCOUNT          SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                          ------------------  ------------------   -------------------  ------------------
INVESTMENT INCOME:
      Dividends.........................  $          748,449  $          862,199   $           27,931   $               --
                                          ------------------  ------------------   -------------------  ------------------
EXPENSES:
      Mortality and expense risk
        charges.........................           1,863,493           1,120,232            3,063,989               22,088
      Administrative charges............             149,911              92,707               83,546                1,796
                                          ------------------  ------------------   -------------------  ------------------
        Total expenses..................           2,013,404           1,212,939            3,147,535               23,884
                                          ------------------  ------------------   -------------------  ------------------
          Net investment income (loss)..         (1,264,955)           (350,740)          (3,119,604)             (23,884)
                                          ------------------  ------------------   -------------------  ------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions.......                  --                  --            7,892,402               33,973
      Realized gains (losses) on sale of
        investments.....................           (681,017)         (4,495,742)            (761,816)               52,690
                                          ------------------  ------------------   -------------------  ------------------
          Net realized gains (losses)...           (681,017)         (4,495,742)            7,130,586               86,663
                                          ------------------  ------------------   -------------------  ------------------
      Change in unrealized gains (losses)
        on investments..................          13,217,423          14,727,184         (10,278,788)               97,079
                                          ------------------  ------------------   -------------------  ------------------
      Net realized and change in
        unrealized gains (losses) on
        investments.....................          12,536,406          10,231,442          (3,148,202)              183,742
                                          ------------------  ------------------   -------------------  ------------------
      Net increase (decrease) in net assets
        resulting from operations.......  $       11,271,451  $        9,880,702   $      (6,267,806)   $          159,858
                                          ==================  ==================   ===================  ==================

                                                                      MSF
                                                                MET/DIMENSIONAL
                                            MSF MET/ARTISAN   INTERNATIONAL SMALL
                                             MID CAP VALUE          COMPANY
                                              SUBACCOUNT          SUBACCOUNT
                                          ------------------  -------------------
INVESTMENT INCOME:
      Dividends.........................  $           15,836   $           2,656
                                          ------------------  -------------------
EXPENSES:
      Mortality and expense risk
        charges.........................              30,007               9,879
      Administrative charges............               2,941                 796
                                          ------------------  -------------------
        Total expenses..................              32,948              10,675
                                          ------------------  -------------------
          Net investment income (loss)..            (17,112)             (8,019)
                                          ------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions.......                  --              11,284
      Realized gains (losses) on sale of
        investments.....................              85,483             (1,834)
                                          ------------------  -------------------
          Net realized gains (losses)...              85,483               9,450
                                          ------------------  -------------------
      Change in unrealized gains (losses)
        on investments..................             110,427              48,414
                                          ------------------  -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments.....................             195,910              57,864
                                          ------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations.......  $          178,798   $          49,845
                                          ==================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY OF CONNECTICUT
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2012


                                               MSF METLIFE          MSF METLIFE
                                              CONSERVATIVE        CONSERVATIVE TO      MSF METLIFE MID        MSF METLIFE
                                               ALLOCATION       MODERATE ALLOCATION    CAP STOCK INDEX    MODERATE ALLOCATION
                                               SUBACCOUNT           SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                           ------------------   -------------------  ------------------   -------------------
INVESTMENT INCOME:
      Dividends..........................  $        1,205,928   $        2,538,595   $           85,700   $         9,306,223
                                           ------------------   -------------------  ------------------   -------------------
EXPENSES:
      Mortality and expense risk
        charges..........................             615,802            1,130,568              105,804             5,044,807
      Administrative charges.............              40,282               31,999                   --                60,000
                                           ------------------   -------------------  ------------------   -------------------
        Total expenses...................             656,084            1,162,567              105,804             5,104,807
                                           ------------------   -------------------  ------------------   -------------------
          Net investment income (loss)...             549,844            1,376,028             (20,104)             4,201,416
                                           ------------------   -------------------  ------------------   -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions........           1,002,288              274,643              360,302                    --
      Realized gains (losses) on sale of
        investments......................             544,646            1,007,347               91,322               514,353
                                           ------------------   -------------------  ------------------   -------------------
          Net realized gains (losses)....           1,546,934            1,281,990              451,624               514,353
                                           ------------------   -------------------  ------------------   -------------------
      Change in unrealized gains (losses)
        on investments...................             758,350            5,498,496              785,864            39,922,201
                                           ------------------   -------------------  ------------------   -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments......................           2,305,284            6,780,486            1,237,488            40,436,554
                                           ------------------   -------------------  ------------------   -------------------
      Net increase (decrease) in net assets
        resulting from operations........  $        2,855,128   $        8,156,514   $        1,217,384   $        44,637,970
                                           ==================   ===================  ==================   ===================

                                                MSF METLIFE
                                                MODERATE TO       MSF METLIFE STOCK       MSF MFS TOTAL
                                           AGGRESSIVE ALLOCATION        INDEX                RETURN            MSF MFS VALUE
                                                SUBACCOUNT           SUBACCOUNT            SUBACCOUNT           SUBACCOUNT
                                           --------------------- -------------------  -------------------   ------------------
INVESTMENT INCOME:
      Dividends..........................   $        6,393,350   $        12,944,588  $        13,425,384   $        1,285,519
                                           --------------------- -------------------  -------------------   ------------------
EXPENSES:
      Mortality and expense risk
        charges..........................            4,097,766            15,519,928            6,926,701              989,706
      Administrative charges.............               26,671               487,457              541,272               55,488
                                           --------------------- -------------------  -------------------   ------------------
        Total expenses...................            4,124,437            16,007,385            7,467,973            1,045,194
                                           --------------------- -------------------  -------------------   ------------------
          Net investment income (loss)...            2,268,913           (3,062,797)            5,957,411              240,325
                                           --------------------- -------------------  -------------------   ------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions........                   --             5,348,956                   --              920,030
      Realized gains (losses) on sale of
        investments......................          (1,490,907)            19,346,920          (3,009,153)              505,638
                                           --------------------- -------------------  -------------------   ------------------
          Net realized gains (losses)....          (1,490,907)            24,695,876          (3,009,153)            1,425,668
                                           --------------------- -------------------  -------------------   ------------------
      Change in unrealized gains (losses)
        on investments...................           42,766,330            76,781,148           42,725,699            7,474,276
                                           --------------------- -------------------  -------------------   ------------------
      Net realized and change in
        unrealized gains (losses) on
        investments......................           41,275,423           101,477,024           39,716,546            8,899,944
                                           --------------------- -------------------  -------------------   ------------------
      Net increase (decrease) in net assets
        resulting from operations........   $       43,544,336   $        98,414,227  $        45,673,957   $        9,140,269
                                           ===================== ===================  ===================   ==================


                                                MSF MSCI           MSF NEUBERGER
                                               EAFE INDEX         BERMAN GENESIS
                                               SUBACCOUNT           SUBACCOUNT
                                           ------------------   ------------------
INVESTMENT INCOME:
      Dividends..........................  $        1,795,218   $              105
                                           ------------------   ------------------
EXPENSES:
      Mortality and expense risk
        charges..........................             666,630                1,638
      Administrative charges.............               1,717                  121
                                           ------------------   ------------------
        Total expenses...................             668,347                1,759
                                           ------------------   ------------------
          Net investment income (loss)...           1,126,871              (1,654)
                                           ------------------   ------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions........                  --                   --
      Realized gains (losses) on sale of
        investments......................         (3,462,250)                  223
                                           ------------------   ------------------
          Net realized gains (losses)....         (3,462,250)                  223
                                           ------------------   ------------------
      Change in unrealized gains (losses)
        on investments...................          11,344,422                5,406
                                           ------------------   ------------------
      Net realized and change in
        unrealized gains (losses) on
        investments......................           7,882,172                5,629
                                           ------------------   ------------------
      Net increase (decrease) in net assets
        resulting from operations........  $        9,009,043   $            3,975
                                           ==================   ==================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY OF CONNECTICUT
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2012



                                             MSF OPPENHEIMER    MSF RUSSELL 2000     MSF T. ROWE PRICE    MSF T. ROWE PRICE
                                              GLOBAL EQUITY           INDEX          LARGE CAP GROWTH     SMALL CAP GROWTH
                                               SUBACCOUNT          SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                          -------------------  -------------------  -------------------  -------------------
INVESTMENT INCOME:
      Dividends.........................  $         4,892,718  $         1,124,836  $                --  $                --
                                          -------------------  -------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk
        charges.........................            4,296,891            1,154,688              600,769            1,328,515
      Administrative charges............              143,827                4,918               50,073               52,585
                                          -------------------  -------------------  -------------------  -------------------
        Total expenses..................            4,440,718            1,159,606              650,842            1,381,100
                                          -------------------  -------------------  -------------------  -------------------
          Net investment income (loss)..              452,000             (34,770)            (650,842)          (1,381,100)
                                          -------------------  -------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions.......                   --                   --                   --           10,474,238
      Realized gains (losses) on sale of
        investments.....................            (972,244)              160,588            1,778,040            4,077,259
                                          -------------------  -------------------  -------------------  -------------------
          Net realized gains (losses)...            (972,244)              160,588            1,778,040           14,551,497
                                          -------------------  -------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments..................           56,108,439           13,304,339            5,188,407              458,209
                                          -------------------  -------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments.....................           55,136,195           13,464,927            6,966,447           15,009,706
                                          -------------------  -------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations.......  $        55,588,195  $        13,430,157  $         6,315,605  $        13,628,606
                                          ===================  ===================  ===================  ===================

                                            MSF WESTERN ASSET    MSF WESTERN ASSET
                                          MANAGEMENT STRATEGIC    MANAGEMENT U.S.        PIONEER VCT      PIONEER VCT EQUITY
                                           BOND OPPORTUNITIES       GOVERNMENT        EMERGING MARKETS          INCOME
                                               SUBACCOUNT           SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                          --------------------  ------------------   ------------------   ------------------
INVESTMENT INCOME:
      Dividends.........................   $        2,013,403   $        2,930,868   $           31,866   $          695,393
                                          --------------------  ------------------   ------------------   ------------------
EXPENSES:
      Mortality and expense risk
        charges.........................              893,489            1,770,314              279,827              328,430
      Administrative charges............               84,021              124,804               23,246               28,524
                                          --------------------  ------------------   ------------------   ------------------
        Total expenses..................              977,510            1,895,118              303,073              356,954
                                          --------------------  ------------------   ------------------   ------------------
          Net investment income (loss)..            1,035,893            1,035,750            (271,207)              338,439
                                          --------------------  ------------------   ------------------   ------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions.......                   --                   --              471,404                   --
      Realized gains (losses) on sale of
        investments.....................              791,156              769,852            (315,364)              236,816
                                          --------------------  ------------------   ------------------   ------------------
          Net realized gains (losses)...              791,156              769,852              156,040              236,816
                                          --------------------  ------------------   ------------------   ------------------
      Change in unrealized gains (losses)
        on investments..................            3,457,585              928,987            1,390,536              870,578
                                          --------------------  ------------------   ------------------   ------------------
      Net realized and change in
        unrealized gains (losses) on
        investments.....................            4,248,741            1,698,839            1,546,576            1,107,394
                                          --------------------  ------------------   ------------------   ------------------
      Net increase (decrease) in net assets
        resulting from operations.......   $        5,284,634   $        2,734,589   $        1,275,369   $        1,445,833
                                          ====================  ==================   ==================   ==================

                                                                   PIONEER VCT
                                              PIONEER VCT           IBBOTSON
                                           FUNDAMENTAL VALUE    GROWTH ALLOCATION
                                              SUBACCOUNT           SUBACCOUNT
                                          ------------------   ------------------
INVESTMENT INCOME:
      Dividends.........................  $          110,097   $        3,929,520
                                          ------------------   ------------------
EXPENSES:
      Mortality and expense risk
        charges.........................             191,498            4,738,197
      Administrative charges............              16,647              336,960
                                          ------------------   ------------------
        Total expenses..................             208,145            5,075,157
                                          ------------------   ------------------
          Net investment income (loss)..            (98,048)          (1,145,637)
                                          ------------------   ------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions.......                  --                   --
      Realized gains (losses) on sale of
        investments.....................              78,320          (1,018,774)
                                          ------------------   ------------------
          Net realized gains (losses)...              78,320          (1,018,774)
                                          ------------------   ------------------
      Change in unrealized gains (losses)
        on investments..................             941,617           22,165,857
                                          ------------------   ------------------
      Net realized and change in
        unrealized gains (losses) on
        investments.....................           1,019,937           21,147,083
                                          ------------------   ------------------
      Net increase (decrease) in net assets
        resulting from operations.......  $          921,889   $       20,001,446
                                          ==================   ==================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY OF CONNECTICUT
                   STATEMENTS OF OPERATIONS -- (CONCLUDED)
                    FOR THE YEAR ENDED DECEMBER 31, 2012


                                              PIONEER VCT
                                           IBBOTSON MODERATE       PIONEER VCT       PIONEER VCT REAL
                                              ALLOCATION          MID CAP VALUE        ESTATE SHARES        UIF GROWTH
                                              SUBACCOUNT           SUBACCOUNT           SUBACCOUNT          SUBACCOUNT
                                          ------------------   ------------------   ------------------   -----------------
INVESTMENT INCOME:
      Dividends.........................  $        2,868,969   $          262,708   $          282,486   $              --
                                          ------------------   ------------------   ------------------   -----------------
EXPENSES:
      Mortality and expense risk
        charges.........................           2,391,156              505,310              239,568             122,805
      Administrative charges............             175,836               46,908               20,227              11,393
                                          ------------------   ------------------   ------------------   -----------------
        Total expenses..................           2,566,992              552,218              259,795             134,198
                                          ------------------   ------------------   ------------------   -----------------
          Net investment income (loss)..             301,977            (289,510)               22,691           (134,198)
                                          ------------------   ------------------   ------------------   -----------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions.......                  --                   --                   --             346,602
      Realized gains (losses) on sale of
        investments.....................              45,485          (1,302,882)              110,070             520,075
                                          ------------------   ------------------   ------------------   -----------------
          Net realized gains (losses)...              45,485          (1,302,882)              110,070             866,677
                                          ------------------   ------------------   ------------------   -----------------
      Change in unrealized gains (losses)
        on investments..................           9,914,423            4,374,689            1,648,335             153,448
                                          ------------------   ------------------   ------------------   -----------------
      Net realized and change in
        unrealized gains (losses) on
        investments.....................           9,959,908            3,071,807            1,758,405           1,020,125
                                          ------------------   ------------------   ------------------   -----------------
      Net increase (decrease) in net assets
        resulting from operations.......  $       10,261,885   $        2,782,297   $        1,781,096   $         885,927
                                          ==================   ==================   ==================   =================


                                                                 WELLS FARGO VT
                                          UIF U.S. REAL ESTATE   SMALL CAP VALUE
                                               SUBACCOUNT          SUBACCOUNT
                                          --------------------  -----------------
INVESTMENT INCOME:
      Dividends.........................   $          129,106   $          28,184
                                          --------------------  -----------------
EXPENSES:
      Mortality and expense risk
        charges.........................              226,154              38,962
      Administrative charges............               22,957               2,275
                                          --------------------  -----------------
        Total expenses..................              249,111              41,237
                                          --------------------  -----------------
          Net investment income (loss)..            (120,005)            (13,053)
                                          --------------------  -----------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions.......                   --                  --
      Realized gains (losses) on sale of
        investments.....................             (66,324)            (17,294)
                                          --------------------  -----------------
          Net realized gains (losses)...             (66,324)            (17,294)
                                          --------------------  -----------------
      Change in unrealized gains (losses)
        on investments..................            2,219,377             406,775
                                          --------------------  -----------------
      Net realized and change in
        unrealized gains (losses) on
        investments.....................            2,153,053             389,481
                                          --------------------  -----------------
      Net increase (decrease) in net assets
        resulting from operations.......   $        2,033,048   $         376,428
                                          ====================  =================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY OF CONNECTICUT
                     STATEMENTS OF CHANGES IN NET ASSETS
               FOR THE YEARS ENDED DECEMBER 31, 2012 AND 2011


                                                                       ALLIANCEBERNSTEIN GLOBAL
                                      ALGER CAPITAL APPRECIATION            THEMATIC GROWTH              AMERICAN FUNDS BOND
                                              SUBACCOUNT                      SUBACCOUNT                     SUBACCOUNT
                                    ------------------------------- ------------------------------ -------------------------------
                                         2012             2011           2012            2011           2012             2011
                                    --------------   -------------- --------------  -------------- --------------   --------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).... $     (55,042)   $     (73,389) $     (15,799)  $     (15,741) $       91,490   $      161,506
   Net realized gains (losses).....        338,030          193,092          1,725          75,815        209,113          246,811
   Change in unrealized gains
     (losses) on investments.......        283,401        (296,244)        111,735       (338,252)         94,433           27,858
                                    --------------   -------------- --------------  -------------- --------------   --------------
     Net increase (decrease)
       in net assets resulting
       from operations.............        566,389        (176,541)         97,661       (278,178)        395,036          436,175
                                    --------------   -------------- --------------  -------------- --------------   --------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........          1,567           16,127            137              --         32,090          120,737
   Net transfers (including fixed
     account)......................      (715,863)          552,353         73,748           5,973      2,732,364        3,600,871
   Contract charges................          (928)          (1,004)          (355)           (459)        (3,966)          (3,590)
   Transfers for contract benefits
     and terminations..............      (456,844)        (239,995)      (166,712)       (324,960)    (3,664,008)      (3,631,978)
                                    --------------   -------------- --------------  -------------- --------------   --------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..    (1,172,068)          327,481       (93,182)       (319,446)      (903,520)           86,040
                                    --------------   -------------- --------------  -------------- --------------   --------------
     Net increase (decrease)
       in net assets...............      (605,679)          150,940          4,479       (597,624)      (508,484)          522,215
NET ASSETS:
   Beginning of year...............      3,906,644        3,755,704        873,875       1,471,499     11,151,382       10,629,167
                                    --------------   -------------- --------------  -------------- --------------   --------------
   End of year..................... $    3,300,965   $    3,906,644 $      878,354  $      873,875 $   10,642,898   $   11,151,382
                                    ==============   ============== ==============  ============== ==============   ==============

                                                                          AMERICAN FUNDS GLOBAL
                                      AMERICAN FUNDS GLOBAL GROWTH        SMALL CAPITALIZATION            AMERICAN FUNDS GROWTH
                                               SUBACCOUNT                      SUBACCOUNT                      SUBACCOUNT
                                    -------------------------------- ------------------------------- -------------------------------
                                         2012              2011           2012             2011           2012             2011
                                    --------------   --------------- --------------   -------------- --------------   --------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).... $  (1,250,888)   $     (892,743) $     (10,357)   $     (10,127) $  (3,251,892)   $  (4,530,045)
   Net realized gains (losses).....      4,907,179         5,786,510        116,153          384,459      6,546,581        4,713,524
   Change in unrealized gains
     (losses) on investments.......     23,997,679      (22,994,961)        452,356      (1,772,730)     44,862,840     (20,479,662)
                                    --------------   --------------- --------------   -------------- --------------   --------------
     Net increase (decrease)
       in net assets resulting
       from operations.............     27,653,970      (18,101,194)        558,152      (1,398,398)     48,157,529     (20,296,183)
                                    --------------   --------------- --------------   -------------- --------------   --------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........      1,543,246         2,488,454         44,785           68,514      2,219,827        3,620,149
   Net transfers (including fixed
     account)......................    (6,984,587)       (6,962,762)        303,838         (89,951)   (12,448,672)     (18,936,371)
   Contract charges................       (31,424)          (38,871)        (1,684)          (2,728)       (69,851)         (86,261)
   Transfers for contract benefits
     and terminations..............   (27,094,062)      (35,568,928)    (1,529,104)      (2,643,001)   (51,856,896)     (69,322,958)
                                    --------------   --------------- --------------   -------------- --------------   --------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..   (32,566,827)      (40,082,107)    (1,182,165)      (2,667,166)   (62,155,592)     (84,725,441)
                                    --------------   --------------- --------------   -------------- --------------   --------------
     Net increase (decrease)
       in net assets...............    (4,912,857)      (58,183,301)      (624,013)      (4,065,564)   (13,998,063)    (105,021,624)
NET ASSETS:
   Beginning of year...............    148,056,485       206,239,786      3,907,280        7,972,844    323,137,038      428,158,662
                                    --------------   --------------- --------------   -------------- --------------   --------------
   End of year..................... $  143,143,628   $   148,056,485 $    3,283,267   $    3,907,280 $  309,138,975   $  323,137,038
                                    ==============   =============== ==============   ============== ==============   ==============


                                     AMERICAN FUNDS GROWTH-INCOME
                                              SUBACCOUNT
                                    -------------------------------
                                         2012             2011
                                    --------------   --------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).... $    (753,330)   $  (1,164,577)
   Net realized gains (losses).....      3,451,949        (439,387)
   Change in unrealized gains
     (losses) on investments.......     36,965,015      (9,204,681)
                                    --------------   --------------
     Net increase (decrease)
       in net assets resulting
       from operations.............     39,663,634     (10,808,645)
                                    --------------   --------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........      1,348,701        2,612,073
   Net transfers (including fixed
     account)......................   (12,709,273)     (16,509,591)
   Contract charges................       (59,677)         (70,958)
   Transfers for contract benefits
     and terminations..............   (42,829,402)     (58,533,397)
                                    --------------   --------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..   (54,249,651)     (72,501,873)
                                    --------------   --------------
     Net increase (decrease)
       in net assets...............   (14,586,017)     (83,310,518)
NET ASSETS:
   Beginning of year...............    275,594,046      358,904,564
                                    --------------   --------------
   End of year..................... $  261,008,029   $  275,594,046
                                    ==============   ==============

(a) For the period May 2, 2011 to December 31, 2011.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY OF CONNECTICUT
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2012 AND 2011


                                                                     DREYFUS SOCIALLY RESPONSIBLE
                                     DELAWARE VIP SMALL CAP VALUE               GROWTH                   DWS I CAPITAL GROWTH
                                              SUBACCOUNT                      SUBACCOUNT                      SUBACCOUNT
                                     ------------------------------ ------------------------------- ------------------------------
                                         2012             2011           2012             2011           2012            2011
                                     --------------  -------------- --------------   -------------- --------------  --------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)..... $     (11,207)  $     (44,043) $      (8,456)   $      (7,782) $    (159,104)  $    (176,161)
   Net realized gains (losses)......      1,292,860       3,767,699         22,452           10,035        322,430         181,678
   Change in unrealized gains
     (losses) on investments........        300,163     (3,161,046)         43,365         (13,196)      1,237,985       (982,632)
                                     --------------  -------------- --------------   -------------- --------------  --------------
     Net increase (decrease)
       in net assets resulting
       from operations..............      1,581,816         562,610         57,361         (10,943)      1,401,311       (977,115)
                                     --------------  -------------- --------------   -------------- --------------  --------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........        731,350         859,953             --               --         29,993          13,452
   Net transfers (including fixed
     account).......................      (690,554)    (10,731,317)      (116,528)           86,012      (349,162)       2,649,227
   Contract charges.................           (28)            (58)          (150)            (148)        (3,483)         (3,799)
   Transfers for contract benefits
     and terminations...............    (1,661,436)     (2,295,994)       (22,404)         (14,205)    (1,272,303)     (1,026,964)
                                     --------------  -------------- --------------   -------------- --------------  --------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions...    (1,620,668)    (12,167,416)      (139,082)           71,659    (1,594,955)       1,631,916
                                     --------------  -------------- --------------   -------------- --------------  --------------
     Net increase (decrease)
       in net assets................       (38,852)    (11,604,806)       (81,721)           60,716      (193,644)         654,801
NET ASSETS:
   Beginning of year................     12,653,755      24,258,561        663,326          602,610     10,582,962       9,928,161
                                     --------------  -------------- --------------   -------------- --------------  --------------
   End of year...................... $   12,614,903  $   12,653,755 $      581,605   $      663,326 $   10,389,318  $   10,582,962
                                     ==============  ============== ==============   ============== ==============  ==============

                                       DWS II DREMAN SMALL MID CAP
                                                  VALUE                  DWS II GLOBAL THEMATIC
                                               SUBACCOUNT                      SUBACCOUNT
                                     ------------------------------- --------------------------------
                                          2012             2011           2012              2011
                                     --------------   -------------- --------------   ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)..... $     (94,431)   $    (122,790) $     (25,631)   $      (66,982)
   Net realized gains (losses)......      (279,013)        (387,338)      (265,169)         (336,640)
   Change in unrealized gains
     (losses) on investments........      1,251,534        (248,873)        730,914         (180,709)
                                     --------------   -------------- --------------   ---------------
     Net increase (decrease)
       in net assets resulting
       from operations..............        878,090        (759,001)        440,114         (584,331)
                                     --------------   -------------- --------------   ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........         14,509           10,408         23,802            33,227
   Net transfers (including fixed
     account).......................      (294,594)        (753,982)       (35,971)         (199,532)
   Contract charges.................        (2,159)          (2,411)          (844)           (1,019)
   Transfers for contract benefits
     and terminations...............    (1,031,963)        (930,715)      (677,908)         (955,892)
                                     --------------   -------------- --------------   ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions...    (1,314,207)      (1,676,700)      (690,921)       (1,123,216)
                                     --------------   -------------- --------------   ---------------
     Net increase (decrease)
       in net assets................      (436,117)      (2,435,701)      (250,807)       (1,707,547)
NET ASSETS:
   Beginning of year................      8,261,005       10,696,706      3,026,970         4,734,517
                                     --------------   -------------- --------------   ---------------
   End of year...................... $    7,824,888   $    8,261,005 $    2,776,163   $     3,026,970
                                     ==============   ============== ==============   ===============

                                       DWS II GOVERNMENT & AGENCY
                                               SECURITIES                FIDELITY VIP CONTRAFUND
                                               SUBACCOUNT                      SUBACCOUNT
                                     ------------------------------- -------------------------------
                                          2012             2011           2012             2011
                                     --------------   -------------- --------------   --------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)..... $       88,124   $      109,287 $    (890,038)   $  (1,842,138)
   Net realized gains (losses)......        179,420          134,232      (217,305)      (3,447,135)
   Change in unrealized gains
     (losses) on investments........      (238,163)           35,389     32,418,560      (4,937,022)
                                     --------------   -------------- --------------   --------------
     Net increase (decrease)
       in net assets resulting
       from operations..............         29,381          278,908     31,311,217     (10,226,295)
                                     --------------   -------------- --------------   --------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........        147,683           53,171      6,078,861        8,916,221
   Net transfers (including fixed
     account).......................      (616,320)        1,097,662    (8,160,108)      (8,077,907)
   Contract charges.................        (1,373)          (1,505)       (94,569)        (102,566)
   Transfers for contract benefits
     and terminations...............      (932,099)        (588,147)   (28,683,433)     (30,890,804)
                                     --------------   -------------- --------------   --------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions...    (1,402,109)          561,181   (30,859,249)     (30,155,056)
                                     --------------   -------------- --------------   --------------
     Net increase (decrease)
       in net assets................    (1,372,728)          840,089        451,968     (40,381,351)
NET ASSETS:
   Beginning of year................      6,487,438        5,647,349    223,715,085      264,096,436
                                     --------------   -------------- --------------   --------------
   End of year...................... $    5,114,710   $    6,487,438 $  224,167,053   $  223,715,085
                                     ==============   ============== ==============   ==============

(a) For the period May 2, 2011 to December 31, 2011.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY OF CONNECTICUT
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2012 AND 2011


                                     FIDELITY VIP DYNAMIC CAPITAL
                                             APPRECIATION             FIDELITY VIP EQUITY-INCOME       FIDELITY VIP HIGH INCOME
                                              SUBACCOUNT                      SUBACCOUNT                      SUBACCOUNT
                                     ------------------------------ ------------------------------- -------------------------------
                                          2012            2011           2012             2011           2012             2011
                                     --------------  -------------- ---------------  -------------- --------------   --------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)..... $     (21,067)  $     (34,062) $     3,993,514  $    2,659,389 $    1,147,111   $    1,456,696
   Net realized gains (losses)......        117,242          34,857      13,182,136     (2,487,608)      (319,382)        (572,908)
   Change in unrealized gains
     (losses) on investments........        296,790        (96,275)      15,416,329       (711,393)      2,353,424        (101,925)
                                     --------------  -------------- ---------------  -------------- --------------   --------------
     Net increase (decrease)
       in net assets resulting
       from operations..............        392,965        (95,480)      32,591,979       (539,612)      3,181,153          781,863
                                     --------------  -------------- ---------------  -------------- --------------   --------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........         37,029          37,216       6,860,943       7,696,093        407,151          493,646
   Net transfers (including fixed
     account).......................          2,822          26,764     (6,524,100)     (6,118,085)      (187,370)      (1,085,003)
   Contract charges.................          (383)           (440)       (177,494)       (191,800)       (21,468)         (23,117)
   Transfers for contract benefits
     and terminations...............      (371,492)       (280,667)    (22,344,583)    (24,402,072)    (3,110,690)      (3,055,688)
                                     --------------  -------------- ---------------  -------------- --------------   --------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions...      (332,024)       (217,127)    (22,185,234)    (23,015,864)    (2,912,377)      (3,670,162)
                                     --------------  -------------- ---------------  -------------- --------------   --------------
     Net increase (decrease)
       in net assets................         60,941       (312,607)      10,406,745    (23,555,476)        268,776      (2,888,299)
NET ASSETS:
   Beginning of year................      2,068,621       2,381,228     213,824,134     237,379,610     25,924,805       28,813,104
                                     --------------  -------------- ---------------  -------------- --------------   --------------
   End of year...................... $    2,129,562  $    2,068,621 $   224,230,879  $  213,824,134 $   26,193,581   $   25,924,805
                                     ==============  ============== ===============  ============== ==============   ==============

                                                                          FTVIPT FRANKLIN INCOME
                                           FIDELITY VIP MID CAP                 SECURITIES
                                                SUBACCOUNT                      SUBACCOUNT
                                     -------------------------------- -------------------------------
                                          2012              2011           2012             2011
                                     ---------------   -------------- --------------   --------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)..... $   (2,917,416)   $  (4,577,424) $    1,807,410   $    1,858,033
   Net realized gains (losses)......      26,258,921        6,541,449        251,057          561,856
   Change in unrealized gains
     (losses) on investments........       9,907,900     (40,829,193)      1,840,344      (2,039,182)
                                     ---------------   -------------- --------------   --------------
     Net increase (decrease)
       in net assets resulting
       from operations..............      33,249,405     (38,865,168)      3,898,811          380,707
                                     ---------------   -------------- --------------   --------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........      10,365,662       12,531,076         73,349          227,117
   Net transfers (including fixed
     account).......................    (10,756,521)      (7,742,416)      3,927,427        2,134,661
   Contract charges.................       (106,107)        (123,455)        (7,367)          (8,310)
   Transfers for contract benefits
     and terminations...............    (37,874,468)     (45,265,492)    (7,742,097)     (12,982,341)
                                     ---------------   -------------- --------------   --------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions...    (38,371,434)     (40,600,287)    (3,748,688)     (10,628,873)
                                     ---------------   -------------- --------------   --------------
     Net increase (decrease)
       in net assets................     (5,122,029)     (79,465,455)        150,123     (10,248,166)
NET ASSETS:
   Beginning of year................     267,439,944      346,905,399     38,466,998       48,715,164
                                     ---------------   -------------- --------------   --------------
   End of year...................... $   262,317,915   $  267,439,944 $   38,617,121   $   38,466,998
                                     ===============   ============== ==============   ==============

                                          FTVIPT FRANKLIN RISING       FTVIPT FRANKLIN SMALL-MID CAP
                                           DIVIDENDS SECURITIES              GROWTH SECURITIES
                                                SUBACCOUNT                      SUBACCOUNT
                                     -------------------------------- -------------------------------
                                          2012              2011           2012             2011
                                     ---------------   -------------- --------------   --------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)..... $      (65,554)   $     (92,642) $    (620,750)   $    (738,025)
   Net realized gains (losses)......         818,497          509,046      3,396,351        1,758,379
   Change in unrealized gains
     (losses) on investments........       1,229,328          492,548        276,252      (3,391,329)
                                     ---------------   -------------- --------------   --------------
     Net increase (decrease)
       in net assets resulting
       from operations..............       1,982,271          908,952      3,051,853      (2,370,975)
                                     ---------------   -------------- --------------   --------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........          35,945           86,719        333,633          328,562
   Net transfers (including fixed
     account).......................       (264,262)        1,243,437      (966,502)      (2,281,320)
   Contract charges.................         (7,675)          (7,961)       (12,963)         (15,286)
   Transfers for contract benefits
     and terminations...............     (3,653,849)      (3,285,346)    (5,167,132)      (6,873,511)
                                     ---------------   -------------- --------------   --------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions...     (3,889,841)      (1,963,151)    (5,812,964)      (8,841,555)
                                     ---------------   -------------- --------------   --------------
     Net increase (decrease)
       in net assets................     (1,907,570)      (1,054,199)    (2,761,111)     (11,212,530)
NET ASSETS:
   Beginning of year................      22,145,063       23,199,262     34,957,797       46,170,327
                                     ---------------   -------------- --------------   --------------
   End of year...................... $    20,237,493   $   22,145,063 $   32,196,686   $   34,957,797
                                     ===============   ============== ==============   ==============

(a) For the period May 2, 2011 to December 31, 2011.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY OF CONNECTICUT
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2012 AND 2011


                                                                       FTVIPT TEMPLETON DEVELOPING      FTVIPT TEMPLETON FOREIGN
                                     FTVIPT MUTUAL SHARES SECURITIES       MARKETS SECURITIES                  SECURITIES
                                               SUBACCOUNT                      SUBACCOUNT                      SUBACCOUNT
                                     ------------------------------- ------------------------------- -------------------------------
                                          2012             2011           2012             2011           2012             2011
                                     --------------   -------------- --------------   -------------- ---------------  --------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)..... $       92,497   $      208,025 $       52,090   $     (65,242) $     1,139,713  $     (86,068)
   Net realized gains (losses)......      (112,713)        (697,265)      (289,789)           12,802       (944,229)         898,333
   Change in unrealized gains
     (losses) on investments........      3,644,908        (432,198)      3,136,219      (5,395,367)      13,948,363    (14,200,122)
                                     --------------   -------------- --------------   -------------- ---------------  --------------
     Net increase (decrease)
       in net assets resulting
       from operations..............      3,624,692        (921,438)      2,898,520      (5,447,807)      14,143,847    (13,387,857)
                                     --------------   -------------- --------------   -------------- ---------------  --------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........         71,335          102,557      1,469,993        1,787,892       1,440,354       1,691,780
   Net transfers (including fixed
     account).......................    (1,093,683)      (1,285,384)    (1,429,738)      (2,027,823)     (3,163,312)     (5,748,550)
   Contract charges.................       (12,225)         (15,138)       (14,972)         (17,300)        (24,492)        (29,500)
   Transfers for contract benefits
     and terminations...............    (9,188,675)     (11,663,683)    (2,169,694)      (2,708,122)    (12,879,146)    (20,507,747)
                                     --------------   -------------- --------------   -------------- ---------------  --------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions...   (10,223,248)     (12,861,648)    (2,144,411)      (2,965,353)    (14,626,596)    (24,594,017)
                                     --------------   -------------- --------------   -------------- ---------------  --------------
     Net increase (decrease)
       in net assets................    (6,598,556)     (13,783,086)        754,109      (8,413,160)       (482,749)    (37,981,874)
NET ASSETS:
   Beginning of year................     33,103,285       46,886,371     25,681,955       34,095,115      95,843,960     133,825,834
                                     --------------   -------------- --------------   -------------- ---------------  --------------
   End of year...................... $   26,504,729   $   33,103,285 $   26,436,064   $   25,681,955 $    95,361,211  $   95,843,960
                                     ==============   ============== ==============   ============== ===============  ==============


                                     INVESCO V.I. DIVERSIFIED DIVIDEND INVESCO V.I. GOVERNMENT SECURITIES
                                                SUBACCOUNT                         SUBACCOUNT
                                     --------------------------------- ----------------------------------
                                           2012             2011              2012           2011 (a)
                                      --------------   ---------------   --------------   --------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $      (5,721)   $      (11,070)   $      209,049   $    (280,650)
   Net realized gains (losses)......          46,105            17,439          314,611          279,430
   Change in unrealized gains
     (losses) on investments........         175,602          (45,194)        (426,184)        1,275,198
                                      --------------   ---------------   --------------   --------------
     Net increase (decrease)
       in net assets resulting
       from operations..............         215,986          (38,825)           97,476        1,273,978
                                      --------------   ---------------   --------------   --------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........           1,194                 5            8,100           16,164
   Net transfers (including fixed
     account).......................        (51,056)          (77,150)        (166,931)       24,854,553
   Contract charges.................           (156)             (167)          (3,205)          (3,984)
   Transfers for contract benefits
     and terminations...............       (313,733)         (357,820)      (3,955,771)      (5,263,451)
                                      --------------   ---------------   --------------   --------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions...       (363,751)         (435,132)      (4,117,807)       19,603,282
                                      --------------   ---------------   --------------   --------------
     Net increase (decrease)
       in net assets................       (147,765)         (473,957)      (4,020,331)       20,877,260
NET ASSETS:
   Beginning of year................       1,552,411         2,026,368       20,877,260               --
                                      --------------   ---------------   --------------   --------------
   End of year......................  $    1,404,646   $     1,552,411   $   16,856,929   $   20,877,260
                                      ==============   ===============   ==============   ==============


                                       INVESCO V.I. S&P 500 INDEX         INVESCO V.I. UTILITIES
                                               SUBACCOUNT                       SUBACCOUNT
                                     ------------------------------- --------------------------------
                                          2012             2011           2012              2011
                                     --------------   -------------- ---------------   --------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)..... $     (14,738)   $     (17,436) $        26,983   $       28,915
   Net realized gains (losses)......        140,465          210,784          80,133         (33,637)
   Change in unrealized gains
     (losses) on investments........        263,167        (334,887)        (73,979)          316,207
                                     --------------   -------------- ---------------   --------------
     Net increase (decrease)
       in net assets resulting
       from operations..............        388,894        (141,539)          33,137          311,485
                                     --------------   -------------- ---------------   --------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........             --               --           1,896            2,326
   Net transfers (including fixed
     account).......................      (133,975)      (3,193,636)         (5,416)          188,313
   Contract charges.................          (551)            (765)           (747)            (726)
   Transfers for contract benefits
     and terminations...............      (609,963)        (898,702)       (429,489)        (475,159)
                                     --------------   -------------- ---------------   --------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions...      (744,489)      (4,093,103)       (433,756)        (285,246)
                                     --------------   -------------- ---------------   --------------
     Net increase (decrease)
       in net assets................      (355,595)      (4,234,642)       (400,619)           26,239
NET ASSETS:
   Beginning of year................      3,145,074        7,379,716       2,366,759        2,340,520
                                     --------------   -------------- ---------------   --------------
   End of year...................... $    2,789,479   $    3,145,074 $     1,966,140   $    2,366,759
                                     ==============   ============== ===============   ==============

(a) For the period May 2, 2011 to December 31, 2011.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY OF CONNECTICUT
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2012 AND 2011


                                       INVESCO V.I. VAN KAMPEN        INVESCO V.I. VAN KAMPEN         INVESCO V.I. VAN KAMPEN
                                         AMERICAN FRANCHISE                  COMSTOCK                    EQUITY AND INCOME
                                             SUBACCOUNT                     SUBACCOUNT                      SUBACCOUNT
                                    ------------------------------ ------------------------------ ------------------------------
                                         2012            2011           2012          2011 (a)         2012            2011
                                    --------------  -------------- --------------  -------------- --------------  --------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).... $    (208,599)  $    (236,887) $          858  $     (96,993) $       16,354  $      269,369
   Net realized gains (losses).....        517,385         898,553        (7,149)       (114,472)      4,276,625       3,304,871
   Change in unrealized gains
     (losses) on investments.......        971,254     (1,481,583)      1,305,188       (920,262)      5,503,768     (6,928,875)
                                    --------------  -------------- --------------  -------------- --------------  --------------
     Net increase (decrease)
       in net assets resulting
       from operations.............      1,280,040       (819,917)      1,298,897     (1,131,727)      9,796,747     (3,354,635)
                                    --------------  -------------- --------------  -------------- --------------  --------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........          3,146           3,459            361               1        213,015         622,341
   Net transfers (including fixed
     account)......................      (475,619)       (353,803)      (246,949)       9,987,817    (2,416,792)     (3,604,380)
   Contract charges................        (3,377)         (3,941)        (1,700)         (1,981)       (33,275)        (42,256)
   Transfers for contract benefits
     and terminations..............    (1,669,817)     (2,542,135)    (1,266,249)       (811,567)   (30,869,610)    (35,142,469)
                                    --------------  -------------- --------------  -------------- --------------  --------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..    (2,145,667)     (2,896,420)    (1,514,537)       9,174,270   (33,106,662)    (38,166,764)
                                    --------------  -------------- --------------  -------------- --------------  --------------
     Net increase (decrease)
       in net assets...............      (865,627)     (3,716,337)      (215,640)       8,042,543   (23,309,915)    (41,521,399)
NET ASSETS:
   Beginning of year...............     11,358,588      15,074,925      8,042,543              --    103,925,502     145,446,901
                                    --------------  -------------- --------------  -------------- --------------  --------------
   End of year..................... $   10,492,961  $   11,358,588 $    7,826,903  $    8,042,543 $   80,615,587  $  103,925,502
                                    ==============  ============== ==============  ============== ==============  ==============

                                        INVESCO V.I. VAN KAMPEN
                                           GROWTH AND INCOME           JANUS ASPEN ENTERPRISE           JANUS ASPEN OVERSEAS
                                              SUBACCOUNT                     SUBACCOUNT                      SUBACCOUNT
                                    ------------------------------ ------------------------------- -------------------------------
                                         2012             2011          2012             2011           2012             2011
                                    --------------   ------------- --------------   -------------- --------------   --------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).... $    (368,946)   $   (768,352) $    (212,620)   $    (238,761) $    (382,361)   $    (686,826)
   Net realized gains (losses).....      3,072,038       2,595,490        846,540        1,018,681      4,705,470        2,169,526
   Change in unrealized gains
     (losses) on investments.......      8,408,985     (5,959,759)      1,321,397      (1,209,794)      1,651,324     (29,566,214)
                                    --------------   ------------- --------------   -------------- --------------   --------------
     Net increase (decrease)
       in net assets resulting
       from operations.............     11,112,077     (4,132,621)      1,955,317        (429,874)      5,974,433     (28,083,514)
                                    --------------   ------------- --------------   -------------- --------------   --------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........        266,480         324,740        267,589          305,103      2,968,757        3,980,041
   Net transfers (including fixed
     account)......................    (1,811,856)     (4,750,984)        108,869        (768,032)    (3,474,120)      (5,295,000)
   Contract charges................       (39,879)        (48,374)        (3,043)          (3,709)       (34,603)         (43,630)
   Transfers for contract benefits
     and terminations..............   (21,113,886)    (26,963,743)    (2,317,257)      (3,016,876)    (4,488,415)      (8,314,131)
                                    --------------   ------------- --------------   -------------- --------------   --------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..   (22,699,141)    (31,438,361)    (1,943,842)      (3,483,514)    (5,028,381)      (9,672,720)
                                    --------------   ------------- --------------   -------------- --------------   --------------
     Net increase (decrease)
       in net assets...............   (11,587,064)    (35,570,982)         11,475      (3,913,388)        946,052     (37,756,234)
NET ASSETS:
   Beginning of year...............     95,293,683     130,864,665     13,553,349       17,466,737     53,633,655       91,389,889
                                    --------------   ------------- --------------   -------------- --------------   --------------
   End of year..................... $   83,706,619   $  95,293,683 $   13,564,824   $   13,553,349 $   54,579,707   $   53,633,655
                                    ==============   ============= ==============   ============== ==============   ==============


                                         JANUS ASPEN WORLDWIDE
                                              SUBACCOUNT
                                    -------------------------------
                                         2012             2011
                                    --------------   --------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).... $        2,142   $        (902)
   Net realized gains (losses).....          (167)           16,054
   Change in unrealized gains
     (losses) on investments.......        146,904        (150,745)
                                    --------------   --------------
     Net increase (decrease)
       in net assets resulting
       from operations.............        148,879        (135,593)
                                    --------------   --------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........         64,175           79,663
   Net transfers (including fixed
     account)......................       (48,601)         (52,705)
   Contract charges................           (12)             (13)
   Transfers for contract benefits
     and terminations..............       (40,800)        (166,824)
                                    --------------   --------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..       (25,238)        (139,879)
                                    --------------   --------------
     Net increase (decrease)
       in net assets...............        123,641        (275,472)
NET ASSETS:
   Beginning of year...............        797,166        1,072,638
                                    --------------   --------------
   End of year..................... $      920,807   $      797,166
                                    ==============   ==============

(a) For the period May 2, 2011 to December 31, 2011.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY OF CONNECTICUT
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2012 AND 2011


                                      LMPVET CLEARBRIDGE VARIABLE     LMPVET CLEARBRIDGE VARIABLE     LMPVET CLEARBRIDGE VARIABLE
                                           AGGRESSIVE GROWTH                 APPRECIATION                EQUITY INCOME BUILDER
                                              SUBACCOUNT                      SUBACCOUNT                      SUBACCOUNT
                                     ------------------------------ ------------------------------- -------------------------------
                                          2012            2011           2012             2011           2012             2011
                                     --------------  -------------- --------------   -------------- --------------   --------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)..... $  (4,814,580)  $  (6,528,490) $    (338,582)   $    (575,412) $    1,153,234   $    1,917,977
   Net realized gains (losses)......     44,085,430      29,837,439     11,541,475        5,284,146    (2,380,705)      (7,975,402)
   Change in unrealized gains
     (losses) on investments........     23,116,839    (15,938,881)     34,435,202        (460,520)     16,441,244       11,691,431
                                     --------------  -------------- --------------   -------------- --------------   --------------
     Net increase (decrease)
       in net assets resulting
       from operations..............     62,387,689       7,370,068     45,638,095        4,248,214     15,213,773        5,634,006
                                     --------------  -------------- --------------   -------------- --------------   --------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........      3,566,611       4,001,388      1,791,990        2,353,479        339,783          510,457
   Net transfers (including fixed
     account).......................   (15,777,633)    (21,773,662)    (8,210,376)     (14,061,686)          6,397       29,027,359
   Contract charges.................      (247,106)       (287,914)      (216,634)        (254,296)       (52,471)         (61,858)
   Transfers for contract benefits
     and terminations...............   (76,445,520)    (94,403,126)   (71,941,731)     (87,046,432)   (27,333,135)     (30,054,870)
                                     --------------  -------------- --------------   -------------- --------------   --------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions...   (88,903,648)   (112,463,314)   (78,576,751)     (99,008,935)   (27,039,426)        (578,912)
                                     --------------  -------------- --------------   -------------- --------------   --------------
     Net increase (decrease)
       in net assets................   (26,515,959)   (105,093,246)   (32,938,656)     (94,760,721)   (11,825,653)        5,055,094
NET ASSETS:
   Beginning of year................    392,842,683     497,935,929    345,221,069      439,981,790    135,638,200      130,583,106
                                     --------------  -------------- --------------   -------------- --------------   --------------
   End of year...................... $  366,326,724  $  392,842,683 $  312,282,413   $  345,221,069 $  123,812,547   $  135,638,200
                                     ==============  ============== ==============   ============== ==============   ==============

                                       LMPVET CLEARBRIDGE VARIABLE      LMPVET CLEARBRIDGE VARIABLE
                                        FUNDAMENTAL ALL CAP VALUE            LARGE CAP GROWTH
                                               SUBACCOUNT                       SUBACCOUNT
                                     -------------------------------- -------------------------------
                                          2012              2011           2012             2011
                                     --------------   --------------- --------------   --------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)..... $       87,097   $   (1,295,681) $    (995,851)   $  (1,358,486)
   Net realized gains (losses)......        297,028       (2,424,527)     10,988,853        3,861,207
   Change in unrealized gains
     (losses) on investments........     43,071,355      (27,146,877)      7,312,286      (4,786,309)
                                     --------------   --------------- --------------   --------------
     Net increase (decrease)
       in net assets resulting
       from operations..............     43,455,480      (30,867,085)     17,305,288      (2,283,588)
                                     --------------   --------------- --------------   --------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........      3,007,764         3,535,545        727,124          748,149
   Net transfers (including fixed
     account).......................   (10,124,391)       (8,099,229)    (3,735,251)      (3,105,994)
   Contract charges.................      (171,837)         (206,637)       (39,057)         (45,515)
   Transfers for contract benefits
     and terminations...............   (69,240,823)      (87,706,979)   (16,061,095)     (20,471,397)
                                     --------------   --------------- --------------   --------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions...   (76,529,287)      (92,477,300)   (19,108,279)     (22,874,757)
                                     --------------   --------------- --------------   --------------
     Net increase (decrease)
       in net assets................   (33,073,807)     (123,344,385)    (1,802,991)     (25,158,345)
NET ASSETS:
   Beginning of year................    354,783,689       478,128,074     99,836,845      124,995,190
                                     --------------   --------------- --------------   --------------
   End of year...................... $  321,709,882   $   354,783,689 $   98,033,854   $   99,836,845
                                     ==============   =============== ==============   ==============

                                       LMPVET CLEARBRIDGE VARIABLE      LMPVET CLEARBRIDGE VARIABLE
                                             LARGE CAP VALUE                   MID CAP CORE
                                               SUBACCOUNT                       SUBACCOUNT
                                     ------------------------------- --------------------------------
                                          2012             2011           2012              2011
                                     --------------   -------------- ---------------   --------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)..... $    1,016,861   $    1,008,601 $     (377,630)   $    (889,563)
   Net realized gains (losses)......      (307,541)      (3,263,606)       2,098,149        1,201,339
   Change in unrealized gains
     (losses) on investments........     18,178,454        7,717,041       4,560,303      (2,733,518)
                                     --------------   -------------- ---------------   --------------
     Net increase (decrease)
       in net assets resulting
       from operations..............     18,887,774        5,462,036       6,280,822      (2,421,742)
                                     --------------   -------------- ---------------   --------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........        759,512        1,097,993         109,113          130,996
   Net transfers (including fixed
     account).......................    (2,998,025)      (4,309,355)     (1,098,264)      (2,693,828)
   Contract charges.................       (73,396)         (84,125)        (17,321)         (21,823)
   Transfers for contract benefits
     and terminations...............   (19,375,272)     (24,818,658)     (8,867,245)     (13,744,841)
                                     --------------   -------------- ---------------   --------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions...   (21,687,181)     (28,114,145)     (9,873,717)     (16,329,496)
                                     --------------   -------------- ---------------   --------------
     Net increase (decrease)
       in net assets................    (2,799,407)     (22,652,109)     (3,592,895)     (18,751,238)
NET ASSETS:
   Beginning of year................    134,081,143      156,733,252      42,401,069       61,152,307
                                     --------------   -------------- ---------------   --------------
   End of year...................... $  131,281,736   $  134,081,143 $    38,808,174   $   42,401,069
                                     ==============   ============== ===============   ==============

(a) For the period May 2, 2011 to December 31, 2011.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY OF CONNECTICUT
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2012 AND 2011


                                       LMPVET CLEARBRIDGE VARIABLE      LMPVET INVESTMENT COUNSEL     LMPVET VARIABLE LIFESTYLE
                                            SMALL CAP GROWTH            VARIABLE SOCIAL AWARENESS          ALLOCATION 50%
                                               SUBACCOUNT                      SUBACCOUNT                    SUBACCOUNT
                                     ------------------------------- ------------------------------ ------------------------------
                                          2012             2011           2012            2011           2012            2011
                                     --------------   -------------- --------------  -------------- --------------  --------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)..... $    (788,395)   $  (1,070,566) $       50,226  $    (137,805) $      794,452  $      783,541
   Net realized gains (losses)......      5,971,824        3,639,657        671,030         291,982      1,189,253         651,161
   Change in unrealized gains
     (losses) on investments........      4,719,516      (2,303,613)      3,239,630       (766,908)      6,234,000     (1,482,053)
                                     --------------   -------------- --------------  -------------- --------------  --------------
     Net increase (decrease)
       in net assets resulting
       from operations..............      9,902,945          265,478      3,960,886       (612,731)      8,217,705        (47,351)
                                     --------------   -------------- --------------  -------------- --------------  --------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........        592,445          829,628        848,103       1,020,601        171,607         336,719
   Net transfers (including fixed
     account).......................    (1,810,170)        (630,880)    (1,059,503)     (1,000,640)        466,107       (104,821)
   Contract charges.................       (21,924)         (24,623)       (38,575)        (43,121)       (44,091)        (52,106)
   Transfers for contract benefits
     and terminations...............   (11,517,060)     (12,468,979)    (5,534,979)     (8,675,764)   (15,336,669)    (20,411,041)
                                     --------------   -------------- --------------  -------------- --------------  --------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions...   (12,756,709)     (12,294,854)    (5,784,954)     (8,698,924)   (14,743,046)    (20,231,249)
                                     --------------   -------------- --------------  -------------- --------------  --------------
     Net increase (decrease)
       in net assets................    (2,853,764)     (12,029,376)    (1,824,068)     (9,311,655)    (6,525,341)    (20,278,600)
NET ASSETS:
   Beginning of year................     59,480,568       71,509,944     43,793,657      53,105,312     77,471,705      97,750,305
                                     --------------   -------------- --------------  -------------- --------------  --------------
   End of year...................... $   56,626,804   $   59,480,568 $   41,969,589  $   43,793,657 $   70,946,364  $   77,471,705
                                     ==============   ============== ==============  ============== ==============  ==============

                                        LMPVET VARIABLE LIFESTYLE       LMPVET VARIABLE LIFESTYLE     LMPVIT WESTERN ASSET VARIABLE
                                             ALLOCATION 70%                  ALLOCATION 85%              GLOBAL HIGH YIELD BOND
                                               SUBACCOUNT                      SUBACCOUNT                      SUBACCOUNT
                                     ------------------------------- ------------------------------- -------------------------------
                                          2012             2011           2012             2011           2012             2011
                                     --------------   -------------- --------------   -------------- --------------   --------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)..... $      375,508   $      189,559 $       71,869   $      (5,604) $      571,247   $      704,903
   Net realized gains (losses)......         39,219        (399,157)      (119,023)        (417,220)       (40,295)         (65,788)
   Change in unrealized gains
     (losses) on investments........      4,822,006        (543,178)      3,658,299        (581,634)      1,171,574        (609,805)
                                     --------------   -------------- --------------   -------------- --------------   --------------
     Net increase (decrease)
       in net assets resulting
       from operations..............      5,236,733        (752,776)      3,611,145      (1,004,458)      1,702,526           29,310
                                     --------------   -------------- --------------   -------------- --------------   --------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........        120,645          242,607         97,174          157,469          7,382            2,164
   Net transfers (including fixed
     account).......................      (273,998)        (315,827)      (760,712)        (232,166)      (339,514)         (24,319)
   Contract charges.................       (41,133)         (48,215)       (31,702)         (36,441)        (1,739)          (1,977)
   Transfers for contract benefits
     and terminations...............    (7,899,829)     (10,790,019)    (5,203,494)      (5,105,423)    (1,945,028)      (2,643,621)
                                     --------------   -------------- --------------   -------------- --------------   --------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions...    (8,094,315)     (10,911,454)    (5,898,734)      (5,216,561)    (2,278,899)      (2,667,753)
                                     --------------   -------------- --------------   -------------- --------------   --------------
     Net increase (decrease)
       in net assets................    (2,857,582)     (11,664,230)    (2,287,589)      (6,221,019)      (576,373)      (2,638,443)
NET ASSETS:
   Beginning of year................     43,491,060       55,155,290     27,425,036       33,646,055     11,544,768       14,183,211
                                     --------------   -------------- --------------   -------------- --------------   --------------
   End of year...................... $   40,633,478   $   43,491,060 $   25,137,447   $   27,425,036 $   10,968,395   $   11,544,768
                                     ==============   ============== ==============   ============== ==============   ==============

                                      LMPVIT WESTERN ASSET VARIABLE
                                               HIGH INCOME
                                               SUBACCOUNT
                                     -------------------------------
                                          2012             2011
                                     --------------   --------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)..... $    6,915,426   $    8,354,735
   Net realized gains (losses)......    (2,933,206)      (4,102,865)
   Change in unrealized gains
     (losses) on investments........     12,556,579      (2,567,605)
                                     --------------   --------------
     Net increase (decrease)
       in net assets resulting
       from operations..............     16,538,799        1,684,265
                                     --------------   --------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........        126,420          270,029
   Net transfers (including fixed
     account).......................    (1,651,746)      (2,507,937)
   Contract charges.................       (37,222)         (46,114)
   Transfers for contract benefits
     and terminations...............   (22,011,987)     (30,203,089)
                                     --------------   --------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions...   (23,574,535)     (32,487,111)
                                     --------------   --------------
     Net increase (decrease)
       in net assets................    (7,035,736)     (30,802,846)
NET ASSETS:
   Beginning of year................    113,968,018      144,770,864
                                     --------------   --------------
   End of year...................... $  106,932,282   $  113,968,018
                                     ==============   ==============

(a) For the period May 2, 2011 to December 31, 2011.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY OF CONNECTICUT
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2012 AND 2011


                                     MIST AMERICAN FUNDS BALANCED     MIST AMERICAN FUNDS GROWTH     MIST AMERICAN FUNDS MODERATE
                                              ALLOCATION                      ALLOCATION                      ALLOCATION
                                              SUBACCOUNT                      SUBACCOUNT                      SUBACCOUNT
                                     ------------------------------ ------------------------------- -------------------------------
                                          2012            2011           2012             2011           2012             2011
                                     --------------  -------------- ---------------  -------------- --------------   --------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)..... $       22,182  $       15,187 $         9,809  $        8,703 $       18,164   $        9,697
   Net realized gains (losses)......         48,473          88,650          28,530          70,376         27,405           24,779
   Change in unrealized gains
     (losses) on investments........        188,559       (158,223)         198,921       (198,256)        108,490         (44,519)
                                     --------------  -------------- ---------------  -------------- --------------   --------------
     Net increase (decrease)
       in net assets resulting
       from operations..............        259,214        (54,386)         237,260       (119,177)        154,059         (10,043)
                                     --------------  -------------- ---------------  -------------- --------------   --------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........        561,361         447,832         574,068         479,768        424,405          371,069
   Net transfers (including fixed
     account).......................       (28,923)         242,372        (68,125)        (41,373)        218,100              840
   Contract charges.................           (51)            (73)            (56)            (19)          (183)            (140)
   Transfers for contract benefits
     and terminations...............      (173,711)     (1,077,219)       (159,244)     (1,096,245)      (112,163)        (232,823)
                                     --------------  -------------- ---------------  -------------- --------------   --------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions...        358,676       (387,088)         346,643       (657,869)        530,159          138,946
                                     --------------  -------------- ---------------  -------------- --------------   --------------
     Net increase (decrease)
       in net assets................        617,890       (441,474)         583,903       (777,046)        684,218          128,903
NET ASSETS:
   Beginning of year................      1,813,962       2,255,436       1,437,020       2,214,066      1,349,864        1,220,961
                                     --------------  -------------- ---------------  -------------- --------------   --------------
   End of year...................... $    2,431,852  $    1,813,962 $     2,020,923  $    1,437,020 $    2,034,082   $    1,349,864
                                     ==============  ============== ===============  ============== ==============   ==============


                                         MIST BLACKROCK HIGH YIELD     MIST BLACKROCK LARGE CAP CORE
                                                SUBACCOUNT                      SUBACCOUNT
                                     -------------------------------- -------------------------------
                                          2012              2011           2012             2011
                                     ---------------   -------------- --------------   --------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)..... $     7,611,283   $    7,769,514 $    (223,173)   $    (286,746)
   Net realized gains (losses)......       3,342,309        1,972,832      (871,444)      (1,811,495)
   Change in unrealized gains
     (losses) on investments........       7,720,031      (8,138,446)      6,281,384        1,772,980
                                     ---------------   -------------- --------------   --------------
     Net increase (decrease)
       in net assets resulting
       from operations..............      18,673,623        1,603,900      5,186,767        (325,261)
                                     ---------------   -------------- --------------   --------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........       1,945,799        2,433,464        315,431          335,464
   Net transfers (including fixed
     account).......................       1,500,903        (513,689)      (886,017)        (299,826)
   Contract charges.................        (53,044)         (56,352)       (35,808)         (41,177)
   Transfers for contract benefits
     and terminations...............    (21,972,385)     (21,000,450)    (7,872,380)      (8,568,739)
                                     ---------------   -------------- --------------   --------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions...    (18,578,727)     (19,137,027)    (8,478,774)      (8,574,278)
                                     ---------------   -------------- --------------   --------------
     Net increase (decrease)
       in net assets................          94,896     (17,533,127)    (3,292,007)      (8,899,539)
NET ASSETS:
   Beginning of year................     132,699,654      150,232,781     46,041,512       54,941,051
                                     ---------------   -------------- --------------   --------------
   End of year...................... $   132,794,550   $  132,699,654 $   42,749,505   $   46,041,512
                                     ===============   ============== ==============   ==============


                                      MIST CLARION GLOBAL REAL ESTATE   MIST DREMAN SMALL CAP VALUE
                                                SUBACCOUNT                      SUBACCOUNT
                                     -------------------------------- -------------------------------
                                          2012              2011           2012             2011
                                     ---------------   -------------- --------------   --------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)..... $       532,206   $    2,069,469 $     (92,716)   $       21,238
   Net realized gains (losses)......     (3,134,837)      (6,209,887)        303,468          554,169
   Change in unrealized gains
     (losses) on investments........      18,607,737      (1,177,992)      1,354,946      (2,311,385)
                                     ---------------   -------------- --------------   --------------
     Net increase (decrease)
       in net assets resulting
       from operations..............      16,005,106      (5,318,410)      1,565,698      (1,735,978)
                                     ---------------   -------------- --------------   --------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........       1,841,167        2,035,180        423,618          368,233
   Net transfers (including fixed
     account).......................     (1,277,816)      (2,466,083)      (340,717)        (250,753)
   Contract charges.................        (29,775)         (32,498)        (3,488)          (4,019)
   Transfers for contract benefits
     and terminations...............    (10,374,122)     (11,181,915)    (1,702,034)      (2,361,256)
                                     ---------------   -------------- --------------   --------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions...     (9,840,546)     (11,645,316)    (1,622,621)      (2,247,795)
                                     ---------------   -------------- --------------   --------------
     Net increase (decrease)
       in net assets................       6,164,560     (16,963,726)       (56,923)      (3,983,773)
NET ASSETS:
   Beginning of year................      69,888,004       86,851,730     11,958,752       15,942,525
                                     ---------------   -------------- --------------   --------------
   End of year...................... $    76,052,564   $   69,888,004 $   11,901,829   $   11,958,752
                                     ===============   ============== ==============   ==============

(a) For the period May 2, 2011 to December 31, 2011.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY OF CONNECTICUT
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2012 AND 2011


                                          MIST HARRIS OAKMARK
                                             INTERNATIONAL           MIST INVESCO SMALL CAP GROWTH         MIST JANUS FORTY
                                              SUBACCOUNT                      SUBACCOUNT                      SUBACCOUNT
                                     ------------------------------ ------------------------------- -------------------------------
                                          2012            2011           2012             2011           2012             2011
                                     --------------  -------------- --------------   -------------- --------------   --------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)..... $      142,371  $  (1,262,468) $    (219,568)   $    (242,404) $  (4,180,016)   $    2,911,960
   Net realized gains (losses)......    (1,522,520)     (2,163,527)      1,366,907          628,670      1,098,638      (4,551,244)
   Change in unrealized gains
     (losses) on investments........     17,503,483     (8,551,550)        768,284        (841,194)     98,730,778     (41,942,954)
                                     --------------  -------------- --------------   -------------- --------------   --------------
     Net increase (decrease)
       in net assets resulting
       from operations..............     16,123,334    (11,977,545)      1,915,623        (454,928)     95,649,400     (43,582,238)
                                     --------------  -------------- --------------   -------------- --------------   --------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........      1,051,982       1,183,060        192,144          190,130     12,610,741       15,689,596
   Net transfers (including fixed
     account).......................    (1,000,166)     (2,224,130)      (678,893)        1,697,055   (14,947,078)     (21,711,758)
   Contract charges.................       (17,447)        (19,939)        (3,133)          (3,587)      (399,210)        (423,292)
   Transfers for contract benefits
     and terminations...............    (8,915,818)    (13,266,257)    (2,462,177)      (2,341,694)   (49,205,210)     (53,222,812)
                                     --------------  -------------- --------------   -------------- --------------   --------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions...    (8,881,449)    (14,327,266)    (2,952,059)        (458,096)   (51,940,757)     (59,668,266)
                                     --------------  -------------- --------------   -------------- --------------   --------------
     Net increase (decrease)
       in net assets................      7,241,885    (26,304,811)    (1,036,436)        (913,024)     43,708,643    (103,250,504)
NET ASSETS:
   Beginning of year................     63,201,065      89,505,876     12,577,822       13,490,846    460,047,500      563,298,004
                                     --------------  -------------- --------------   -------------- --------------   --------------
   End of year...................... $   70,442,950  $   63,201,065 $   11,541,386   $   12,577,822 $  503,756,143   $  460,047,500
                                     ==============  ============== ==============   ============== ==============   ==============

                                        MIST LEGG MASON CLEARBRIDGE      MIST LOOMIS SAYLES GLOBAL
                                             AGGRESSIVE GROWTH                    MARKETS
                                                SUBACCOUNT                      SUBACCOUNT
                                     -------------------------------- -------------------------------
                                          2012              2011           2012             2011
                                     ---------------   -------------- --------------   --------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)..... $      (54,095)   $     (35,457) $    2,032,676   $    2,134,420
   Net realized gains (losses)......          72,205          (7,738)      2,483,209        1,701,587
   Change in unrealized gains
     (losses) on investments........         470,746        (234,951)     18,401,482      (7,312,567)
                                     ---------------   -------------- --------------   --------------
     Net increase (decrease)
       in net assets resulting
       from operations..............         488,856        (278,146)     22,917,367      (3,476,560)
                                     ---------------   -------------- --------------   --------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........         216,872          115,480      3,393,868        4,338,907
   Net transfers (including fixed
     account).......................       (333,489)        3,456,495    (5,232,576)      (3,721,255)
   Contract charges.................           (346)            (406)      (109,706)        (118,081)
   Transfers for contract benefits
     and terminations...............       (293,220)        (491,613)   (16,179,822)     (16,032,651)
                                     ---------------   -------------- --------------   --------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions...       (410,183)        3,079,956   (18,128,236)     (15,533,080)
                                     ---------------   -------------- --------------   --------------
     Net increase (decrease)
       in net assets................          78,673        2,801,810      4,789,131     (19,009,640)
NET ASSETS:
   Beginning of year................       2,996,585          194,775    150,849,568      169,859,208
                                     ---------------   -------------- --------------   --------------
   End of year...................... $     3,075,258   $    2,996,585 $  155,638,699   $  150,849,568
                                     ===============   ============== ==============   ==============

                                          MIST LORD ABBETT BOND
                                                DEBENTURE             MIST LORD ABBETT MID CAP VALUE
                                               SUBACCOUNT                       SUBACCOUNT
                                     -------------------------------- -------------------------------
                                          2012              2011           2012             2011
                                     --------------    -------------- --------------   --------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)..... $    3,356,304    $    3,061,826 $    (828,299)   $    (718,592)
   Net realized gains (losses)......      1,403,323         1,724,630    (1,449,083)      (2,450,156)
   Change in unrealized gains
     (losses) on investments........      1,326,661       (2,623,590)      7,840,704          683,560
                                     --------------    -------------- --------------   --------------
     Net increase (decrease)
       in net assets resulting
       from operations..............      6,086,288         2,162,866      5,563,322      (2,485,188)
                                     --------------    -------------- --------------   --------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........        375,961           476,893        273,799          276,401
   Net transfers (including fixed
     account).......................    (1,732,389)         (844,181)     13,349,622      (2,902,955)
   Contract charges.................       (15,373)          (18,259)       (12,072)         (10,945)
   Transfers for contract benefits
     and terminations...............   (10,567,168)      (13,631,379)    (7,617,589)      (8,378,011)
                                     --------------    -------------- --------------   --------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions...   (11,938,969)      (14,016,926)      5,993,760     (11,015,510)
                                     --------------    -------------- --------------   --------------
     Net increase (decrease)
       in net assets................    (5,852,681)      (11,854,060)     11,557,082     (13,500,698)
NET ASSETS:
   Beginning of year................     57,917,544        69,771,604     45,537,282       59,037,980
                                     --------------    -------------- --------------   --------------
   End of year...................... $   52,064,863    $   57,917,544 $   57,094,364   $   45,537,282
                                     ==============    ============== ==============   ==============

(a) For the period May 2, 2011 to December 31, 2011.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY OF CONNECTICUT
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2012 AND 2011


                                         MIST MET/EATON VANCE
                                             FLOATING RATE          MIST MET/FRANKLIN MUTUAL SHARES    MIST MET/TEMPLETON GROWTH
                                              SUBACCOUNT                      SUBACCOUNT                      SUBACCOUNT
                                     ------------------------------ ------------------------------- -------------------------------
                                          2012            2011           2012             2011           2012             2011
                                     --------------  -------------- ---------------  -------------- --------------   --------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)..... $        3,907  $      (2,850) $      (10,848)  $        9,129 $     (65,160)   $    (387,755)
   Net realized gains (losses)......         11,499           (931)         132,409          55,962      1,173,710          (8,261)
   Change in unrealized gains
     (losses) on investments........         69,646        (13,103)        (26,811)        (99,318)      6,834,924      (6,650,212)
                                     --------------  -------------- ---------------  -------------- --------------   --------------
     Net increase (decrease)
       in net assets resulting
       from operations..............         85,052        (16,884)          94,750        (34,227)      7,943,474      (7,046,228)
                                     --------------  -------------- ---------------  -------------- --------------   --------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........         31,408           4,531           1,823              --         41,898           36,255
   Net transfers (including fixed
     account).......................      1,427,064       3,671,314          37,009         301,484    (1,771,330)       27,571,445
   Contract charges.................          (170)           (101)            (87)            (78)       (15,980)         (19,482)
   Transfers for contract benefits
     and terminations...............      (305,479)     (3,144,532)       (286,859)        (79,747)    (8,993,889)     (12,667,987)
                                     --------------  -------------- ---------------  -------------- --------------   --------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions...      1,152,823         531,212       (248,114)         221,659   (10,739,301)       14,920,231
                                     --------------  -------------- ---------------  -------------- --------------   --------------
     Net increase (decrease)
       in net assets................      1,237,875         514,328       (153,364)         187,432    (2,795,827)        7,874,003
NET ASSETS:
   Beginning of year................      1,239,402         725,074         933,129         745,697     44,468,910       36,594,907
                                     --------------  -------------- ---------------  -------------- --------------   --------------
   End of year...................... $    2,477,277  $    1,239,402 $       779,765  $      933,129 $   41,673,083   $   44,468,910
                                     ==============  ============== ===============  ============== ==============   ==============


                                     MIST METLIFE AGGRESSIVE STRATEGY MIST METLIFE BALANCED STRATEGY
                                                SUBACCOUNT                      SUBACCOUNT
                                     -------------------------------- -------------------------------
                                          2012            2011 (a)         2012             2011
                                     ---------------   -------------- --------------   --------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)..... $     (324,721)   $    (449,536) $       36,506   $     (89,409)
   Net realized gains (losses)......       (307,784)        (708,953)        772,633          923,392
   Change in unrealized gains
     (losses) on investments........       8,071,655      (7,641,139)      1,614,962      (1,653,151)
                                     ---------------   -------------- --------------   --------------
     Net increase (decrease)
       in net assets resulting
       from operations..............       7,439,150      (8,799,628)      2,424,101        (819,168)
                                     ---------------   -------------- --------------   --------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........       2,856,173        2,050,844         64,103           44,387
   Net transfers (including fixed
     account).......................     (1,523,425)       59,877,668      (110,062)          651,718
   Contract charges.................        (61,060)         (63,619)        (5,307)          (6,166)
   Transfers for contract benefits
     and terminations...............     (3,722,535)      (3,468,760)    (2,334,802)      (2,543,987)
                                     ---------------   -------------- --------------   --------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions...     (2,450,847)       58,396,133    (2,386,068)      (1,854,048)
                                     ---------------   -------------- --------------   --------------
     Net increase (decrease)
       in net assets................       4,988,303       49,596,505         38,033      (2,673,216)
NET ASSETS:
   Beginning of year................      49,596,505               --     21,835,599       24,508,815
                                     ---------------   -------------- --------------   --------------
   End of year...................... $    54,584,808   $   49,596,505 $   21,873,632   $   21,835,599
                                     ===============   ============== ==============   ==============


                                       MIST METLIFE GROWTH STRATEGY   MIST METLIFE MODERATE STRATEGY
                                                SUBACCOUNT                      SUBACCOUNT
                                     -------------------------------- -------------------------------
                                          2012              2011           2012             2011
                                     ---------------   -------------- --------------   --------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)..... $      (66,568)   $     (96,968) $       87,748   $     (43,199)
   Net realized gains (losses)......         800,368          884,077        445,713          861,190
   Change in unrealized gains
     (losses) on investments........       1,709,951      (1,953,025)        858,237      (1,203,271)
                                     ---------------   -------------- --------------   --------------
     Net increase (decrease)
       in net assets resulting
       from operations..............       2,443,751      (1,165,916)      1,391,698        (385,280)
                                     ---------------   -------------- --------------   --------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........          28,000           35,834         51,150          125,875
   Net transfers (including fixed
     account).......................       (562,907)        (580,275)      (187,325)        (916,243)
   Contract charges.................         (5,356)          (6,165)        (4,299)          (4,555)
   Transfers for contract benefits
     and terminations...............     (1,471,796)      (1,748,243)    (1,163,974)        (941,672)
                                     ---------------   -------------- --------------   --------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions...     (2,012,059)      (2,298,849)    (1,304,448)      (1,736,595)
                                     ---------------   -------------- --------------   --------------
     Net increase (decrease)
       in net assets................         431,692      (3,464,765)         87,250      (2,121,875)
NET ASSETS:
   Beginning of year................      18,833,183       22,297,948     14,146,314       16,268,189
                                     ---------------   -------------- --------------   --------------
   End of year...................... $    19,264,875   $   18,833,183 $   14,233,564   $   14,146,314
                                     ===============   ============== ==============   ==============

(a) For the period May 2, 2011 to December 31, 2011.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY OF CONNECTICUT
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2012 AND 2011


                                       MIST MFS EMERGING MARKETS
                                                EQUITY              MIST MFS RESEARCH INTERNATIONAL        MIST MLA MID CAP
                                              SUBACCOUNT                      SUBACCOUNT                      SUBACCOUNT
                                     ------------------------------ ------------------------------- -------------------------------
                                          2012            2011           2012             2011           2012             2011
                                     --------------  -------------- --------------   -------------- --------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)..... $    (727,859)  $    (272,929) $      377,389   $    (340,832) $    (643,854)  $     (470,532)
   Net realized gains (losses)......         67,203         884,647    (4,460,099)      (3,863,221)        847,029        1,038,406
   Change in unrealized gains
     (losses) on investments........     12,358,695    (20,750,405)     17,574,640     (15,112,552)      3,077,619      (6,270,867)
                                     --------------  -------------- --------------   -------------- --------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations..............     11,698,039    (20,138,687)     13,491,930     (19,316,605)      3,280,794      (5,702,993)
                                     --------------  -------------- --------------   -------------- --------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........        308,800         736,246      1,077,006          969,181      1,415,508        1,880,991
   Net transfers (including fixed
     account).......................    (2,197,101)     (1,700,011)    (3,454,724)       62,455,106    (2,467,568)      (1,012,070)
   Contract charges.................       (14,187)        (18,043)       (51,859)         (63,689)       (35,746)         (41,922)
   Transfers for contract benefits
     and terminations...............   (11,300,655)    (18,266,654)   (15,776,853)     (16,874,713)    (8,687,206)     (11,167,423)
                                     --------------  -------------- --------------   -------------- --------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions...   (13,203,143)    (19,248,462)   (18,206,430)       46,485,885    (9,775,012)     (10,340,424)
                                     --------------  -------------- --------------   -------------- --------------  ---------------
     Net increase (decrease)
       in net assets................    (1,505,104)    (39,387,149)    (4,714,500)       27,169,280    (6,494,218)     (16,043,417)
NET ASSETS:
   Beginning of year................     74,236,005     113,623,154     99,020,711       71,851,431     78,292,549       94,335,966
                                     --------------  -------------- --------------   -------------- --------------  ---------------
   End of year...................... $   72,730,901  $   74,236,005 $   94,306,211   $   99,020,711 $   71,798,331  $    78,292,549
                                     ==============  ============== ==============   ============== ==============  ===============

                                       MIST MORGAN STANLEY MID CAP    MIST PIMCO INFLATION PROTECTED
                                                 GROWTH                            BOND
                                               SUBACCOUNT                       SUBACCOUNT
                                     -------------------------------- -------------------------------
                                          2012             2011            2012             2011
                                     --------------   --------------- --------------   --------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)..... $    (233,311)   $     (179,788) $    1,829,534   $      145,570
   Net realized gains (losses)......        408,285         1,456,517      8,795,864        7,364,082
   Change in unrealized gains
     (losses) on investments........        742,007       (2,415,947)    (2,029,603)        2,785,833
                                     --------------   --------------- --------------   --------------
     Net increase (decrease)
       in net assets resulting
       from operations..............        916,981       (1,139,218)      8,595,795       10,295,485
                                     --------------   --------------- --------------   --------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........         59,160            58,613      2,689,139        2,185,285
   Net transfers (including fixed
     account).......................        170,802       (1,131,285)      9,298,774       12,004,968
   Contract charges.................        (2,115)           (2,680)       (29,649)         (29,494)
   Transfers for contract benefits
     and terminations...............    (1,978,573)       (2,903,439)   (18,834,647)     (19,122,773)
                                     --------------   --------------- --------------   --------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions...    (1,750,726)       (3,978,791)    (6,876,383)      (4,962,014)
                                     --------------   --------------- --------------   --------------
     Net increase (decrease)
       in net assets................      (833,745)       (5,118,009)      1,719,412        5,333,471
NET ASSETS:
   Beginning of year................     12,904,996        18,023,005    115,644,635      110,311,164
                                     --------------   --------------- --------------   --------------
   End of year...................... $   12,071,251   $    12,904,996 $  117,364,047   $  115,644,635
                                     ==============   =============== ==============   ==============


                                         MIST PIMCO TOTAL RETURN             MIST PIONEER FUND
                                               SUBACCOUNT                       SUBACCOUNT
                                     ------------------------------- --------------------------------
                                          2012             2011           2012              2011
                                     --------------   -------------- --------------    --------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)..... $    5,709,092   $    3,966,637 $     (50,580)    $    (353,752)
   Net realized gains (losses)......      7,774,845       22,191,385        982,682         1,322,323
   Change in unrealized gains
     (losses) on investments........     14,475,036     (20,363,357)      4,172,837       (7,168,938)
                                     --------------   -------------- --------------    --------------
     Net increase (decrease)
       in net assets resulting
       from operations..............     27,958,973        5,794,665      5,104,939       (6,200,367)
                                     --------------   -------------- --------------    --------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........      6,402,752        9,247,517        744,386           809,675
   Net transfers (including fixed
     account).......................     10,751,704       28,814,382    (1,505,451)        28,711,482
   Contract charges.................       (89,753)        (102,632)       (29,490)          (34,374)
   Transfers for contract benefits
     and terminations...............   (64,344,973)     (77,141,150)    (8,148,327)      (11,845,107)
                                     --------------   -------------- --------------    --------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions...   (47,280,270)     (39,181,883)    (8,938,882)        17,641,676
                                     --------------   -------------- --------------    --------------
     Net increase (decrease)
       in net assets................   (19,321,297)     (33,387,218)    (3,833,943)        11,441,309
NET ASSETS:
   Beginning of year................    397,228,650      430,615,868     60,273,626        48,832,317
                                     --------------   -------------- --------------    --------------
   End of year...................... $  377,907,353   $  397,228,650 $   56,439,683    $   60,273,626
                                     ==============   ============== ==============    ==============

(a) For the period May 2, 2011 to December 31, 2011.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY OF CONNECTICUT
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2012 AND 2011


                                                                                                         MIST SSGA GROWTH AND
                                     MIST PIONEER STRATEGIC INCOME        MIST RCM TECHNOLOGY                 INCOME ETF
                                              SUBACCOUNT                      SUBACCOUNT                      SUBACCOUNT
                                     ------------------------------ ------------------------------- ------------------------------
                                         2012             2011           2012            2011            2012            2011
                                     -------------   -------------- --------------  --------------- --------------  --------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)..... $   7,217,786   $    7,733,913 $    (152,817)  $     (133,606) $    1,347,109  $      633,457
   Net realized gains (losses)......     6,866,347       11,704,292        795,289         (82,392)      3,698,820       3,384,658
   Change in unrealized gains
     (losses) on investments........     6,409,275     (14,503,293)        260,043      (1,765,055)      8,035,731     (4,165,475)
                                     -------------   -------------- --------------  --------------- --------------  --------------
     Net increase (decrease)
       in net assets resulting
       from operations..............    20,493,408        4,934,912        902,515      (1,981,053)     13,081,660       (147,360)
                                     -------------   -------------- --------------  --------------- --------------  --------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........     1,838,698        1,912,985         17,977           19,287      3,902,222       4,286,666
   Net transfers (including fixed
     account).......................     7,400,345        4,993,451      (239,165)        8,738,253    (1,715,029)     (2,721,856)
   Contract charges.................      (58,800)         (66,671)        (3,087)          (3,627)      (155,371)       (167,224)
   Transfers for contract benefits
     and terminations...............  (39,879,979)     (54,284,819)    (1,753,489)        (926,869)    (8,966,183)    (10,534,334)
                                     -------------   -------------- --------------  --------------- --------------  --------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions...  (30,699,736)     (47,445,054)    (1,977,764)        7,827,044    (6,934,361)     (9,136,748)
                                     -------------   -------------- --------------  --------------- --------------  --------------
     Net increase (decrease)
       in net assets................  (10,206,328)     (42,510,142)    (1,075,249)        5,845,991      6,147,299     (9,284,108)
NET ASSETS:
   Beginning of year................   224,047,122      266,557,264      8,570,794        2,724,803    117,213,928     126,498,036
                                     -------------   -------------- --------------  --------------- --------------  --------------
   End of year...................... $ 213,840,794   $  224,047,122 $    7,495,545  $     8,570,794 $  123,361,227  $  117,213,928
                                     =============   ============== ==============  =============== ==============  ==============

                                                                      MIST T. ROWE PRICE LARGE CAP
                                          MIST SSGA GROWTH ETF                    VALUE
                                               SUBACCOUNT                      SUBACCOUNT
                                     ------------------------------- -------------------------------
                                          2012             2011           2012             2011
                                     --------------   -------------- --------------   --------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)..... $      993,049   $      568,982 $    (408,680)   $  (1,503,367)
   Net realized gains (losses)......      6,305,964          855,233    (3,066,751)      (5,999,706)
   Change in unrealized gains
     (losses) on investments........     11,324,188      (6,336,615)     20,922,598         (22,210)
                                     --------------   -------------- --------------   --------------
     Net increase (decrease)
       in net assets resulting
       from operations..............     18,623,201      (4,912,400)     17,447,167      (7,525,283)
                                     --------------   -------------- --------------   --------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........      5,627,082        6,533,689      1,145,490        1,256,529
   Net transfers (including fixed
     account).......................    (4,385,270)      (5,362,569)    (3,942,231)      (3,924,121)
   Contract charges.................      (188,943)        (204,001)       (31,573)         (35,852)
   Transfers for contract benefits
     and terminations...............   (12,418,857)     (11,423,883)   (15,727,373)     (20,783,202)
                                     --------------   -------------- --------------   --------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions...   (11,365,988)     (10,456,764)   (18,555,687)     (23,486,646)
                                     --------------   -------------- --------------   --------------
     Net increase (decrease)
       in net assets................      7,257,213     (15,369,164)    (1,108,520)     (31,011,929)
NET ASSETS:
   Beginning of year................    141,546,856      156,916,020    117,195,273      148,207,202
                                     --------------   -------------- --------------   --------------
   End of year...................... $  148,804,069   $  141,546,856 $  116,086,753   $  117,195,273
                                     ==============   ============== ==============   ==============

                                       MIST T. ROWE PRICE MID CAP
                                                 GROWTH               MIST THIRD AVENUE SMALL CAP VALUE
                                               SUBACCOUNT                        SUBACCOUNT
                                     -------------------------------- ---------------------------------
                                          2012              2011            2012             2011
                                     --------------   ---------------  --------------   --------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)..... $     (62,018)   $      (72,602)  $  (1,950,747)   $    (669,137)
   Net realized gains (losses)......        574,317           338,144     (2,049,928)      (3,461,170)
   Change in unrealized gains
     (losses) on investments........      (133,949)         (449,435)      23,044,283     (11,812,952)
                                     --------------   ---------------  --------------   --------------
     Net increase (decrease)
       in net assets resulting
       from operations..............        378,350         (183,893)      19,043,608     (15,943,259)
                                     --------------   ---------------  --------------   --------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........          1,122            22,199       2,985,194        3,734,056
   Net transfers (including fixed
     account).......................      (425,485)           730,834     (5,087,359)        2,358,574
   Contract charges.................          (526)             (634)        (63,560)         (72,447)
   Transfers for contract benefits
     and terminations...............      (632,053)         (705,536)    (17,033,883)     (20,445,343)
                                     --------------   ---------------  --------------   --------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions...    (1,056,942)            46,863    (19,199,608)     (14,425,160)
                                     --------------   ---------------  --------------   --------------
     Net increase (decrease)
       in net assets................      (678,592)         (137,030)       (156,000)     (30,368,419)
NET ASSETS:
   Beginning of year................      3,490,853         3,627,883     125,154,359      155,522,778
                                     --------------   ---------------  --------------   --------------
   End of year...................... $    2,812,261   $     3,490,853  $  124,998,359   $  125,154,359
                                     ==============   ===============  ==============   ==============

(a) For the period May 2, 2011 to December 31, 2011.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY OF CONNECTICUT
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2012 AND 2011



                                      MIST TURNER MID CAP GROWTH      MIST VAN KAMPEN COMSTOCK     MORGAN STANLEY MULTI CAP GROWTH
                                              SUBACCOUNT                     SUBACCOUNT                      SUBACCOUNT
                                    ------------------------------- ------------------------------ -------------------------------
                                         2012             2011           2012            2011           2012             2011
                                    --------------   -------------- --------------  -------------- --------------   --------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).... $     (47,570)   $     (55,039) $    (470,886)  $    (952,059) $     (24,522)   $     (28,646)
   Net realized gains (losses).....        391,923           63,933     16,812,925      17,811,837        104,178          134,170
   Change in unrealized gains
     (losses) on investments.......      (231,775)        (240,079)      8,982,368    (22,062,746)         26,725        (225,771)
                                    --------------   -------------- --------------  -------------- --------------   --------------
     Net increase (decrease)
       in net assets resulting
       from operations.............        112,578        (231,185)     25,324,407     (5,202,968)        106,381        (120,247)
                                    --------------   -------------- --------------  -------------- --------------   --------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........          4,719           14,907        950,933       1,083,871          6,000               --
   Net transfers (including fixed
     account)......................       (78,876)         (17,265)    (6,505,517)     (8,403,818)        194,504        (178,053)
   Contract charges................          (757)            (881)       (72,812)        (87,731)          (106)            (120)
   Transfers for contract benefits
     and terminations..............      (275,989)        (183,975)   (37,963,052)    (44,283,943)      (291,086)        (127,675)
                                    --------------   -------------- --------------  -------------- --------------   --------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..      (350,903)        (187,214)   (43,590,448)    (51,691,621)       (90,688)        (305,848)
                                    --------------   -------------- --------------  -------------- --------------   --------------
     Net increase (decrease)
       in net assets...............      (238,325)        (418,399)   (18,266,041)    (56,894,589)         15,693        (426,095)
NET ASSETS:
   Beginning of year...............      2,427,483        2,845,882    168,446,892     225,341,481      1,037,271        1,463,366
                                    --------------   -------------- --------------  -------------- --------------   --------------
   End of year..................... $    2,189,158   $    2,427,483 $  150,180,851  $  168,446,892 $    1,052,964   $    1,037,271
                                    ==============   ============== ==============  ============== ==============   ==============

                                    MSF BARCLAYS CAPITAL AGGREGATE
                                              BOND INDEX            MSF BLACKROCK AGGRESSIVE GROWTH    MSF BLACKROCK BOND INCOME
                                              SUBACCOUNT                      SUBACCOUNT                      SUBACCOUNT
                                    ------------------------------- ------------------------------- -------------------------------
                                         2012              2011          2012             2011           2012             2011
                                    --------------   -------------- --------------   -------------- --------------   --------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).... $    2,566,158   $    2,541,074 $  (1,330,400)   $  (1,309,030) $    2,632,287   $    6,572,507
   Net realized gains (losses).....        946,556          696,588      2,757,661        2,960,580      5,461,985        3,223,707
   Change in unrealized gains
     (losses) on investments.......      (822,155)        3,169,218      6,784,308      (5,755,682)      5,368,211        2,893,526
                                    --------------   -------------- --------------   -------------- --------------   --------------
     Net increase (decrease)
       in net assets resulting
       from operations.............      2,690,559        6,406,880      8,211,569      (4,104,132)     13,462,483       12,689,740
                                    --------------   -------------- --------------   -------------- --------------   --------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........      2,381,531        2,980,978        742,640          942,806      1,684,578        2,139,640
   Net transfers (including fixed
     account)......................    (1,264,013)      (2,295,383)    (3,230,355)      (4,048,305)      4,221,930      (3,315,327)
   Contract charges................       (70,760)         (78,082)       (65,736)         (76,025)       (77,617)         (90,713)
   Transfers for contract benefits
     and terminations..............   (12,450,038)     (14,356,532)   (12,681,680)     (17,300,935)   (42,695,199)     (52,466,220)
                                    --------------   -------------- --------------   -------------- --------------   --------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..   (11,403,280)     (13,749,019)   (15,235,131)     (20,482,459)   (36,866,308)     (53,732,620)
                                    --------------   -------------- --------------   -------------- --------------   --------------
     Net increase (decrease)
       in net assets...............    (8,712,721)      (7,342,139)    (7,023,562)     (24,586,591)   (23,403,825)     (41,042,880)
NET ASSETS:
   Beginning of year...............    103,893,632      111,235,771     90,389,497      114,976,088    250,881,660      291,924,540
                                    --------------   -------------- --------------   -------------- --------------   --------------
   End of year..................... $   95,180,911   $  103,893,632 $   83,365,935   $   90,389,497 $  227,477,835   $  250,881,660
                                    ==============   ============== ==============   ============== ==============   ==============


                                       MSF BLACKROCK DIVERSIFIED
                                              SUBACCOUNT
                                    -------------------------------
                                         2012             2011
                                    --------------   --------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).... $    2,534,634   $    3,056,552
   Net realized gains (losses).....      3,883,777        2,895,874
   Change in unrealized gains
     (losses) on investments.......     19,262,933          729,222
                                    --------------   --------------
     Net increase (decrease)
       in net assets resulting
       from operations.............     25,681,344        6,681,648
                                    --------------   --------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........      4,358,237        5,002,694
   Net transfers (including fixed
     account)......................    (5,444,581)      (5,704,753)
   Contract charges................      (189,007)        (207,743)
   Transfers for contract benefits
     and terminations..............   (24,033,764)     (27,729,730)
                                    --------------   --------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..   (25,309,115)     (28,639,532)
                                    --------------   --------------
     Net increase (decrease)
       in net assets...............        372,229     (21,957,884)
NET ASSETS:
   Beginning of year...............    241,546,529      263,504,413
                                    --------------   --------------
   End of year..................... $  241,918,758   $  241,546,529
                                    ==============   ==============

(a) For the period May 2, 2011 to December 31, 2011.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY OF CONNECTICUT
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2012 AND 2011


                                                                     MSF BLACKROCK LEGACY LARGE CAP
                                      MSF BLACKROCK LARGE CAP VALUE              GROWTH                MSF BLACKROCK MONEY MARKET
                                               SUBACCOUNT                      SUBACCOUNT                      SUBACCOUNT
                                     ------------------------------- ------------------------------- -------------------------------
                                          2012             2011           2012             2011           2012             2011
                                     --------------  --------------- --------------   -------------- --------------   --------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)..... $     (63,522)  $     (155,035) $  (2,311,466)   $  (2,963,525) $  (5,757,241)   $  (6,694,787)
   Net realized gains (losses)......      1,917,264        (366,570)     14,335,793       16,005,349             --               --
   Change in unrealized gains
     (losses) on investments........      (115,596)          628,393     13,662,533     (37,628,458)             --               --
                                     --------------  --------------- --------------   -------------- --------------   --------------
     Net increase (decrease)
       in net assets resulting
       from operations..............      1,738,146          106,788     25,686,860     (24,586,634)    (5,757,241)      (6,694,787)
                                     --------------  --------------- --------------   -------------- --------------   --------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........        214,911          177,144      2,998,291        2,902,725     10,678,386       13,685,000
   Net transfers (including fixed
     account).......................      (166,449)      (1,016,528)    (6,945,223)      (5,342,991)     74,595,895      154,035,845
   Contract charges.................        (4,419)          (4,949)      (101,035)        (116,934)      (158,212)        (191,982)
   Transfers for contract benefits
     and terminations...............    (2,394,223)      (1,695,938)   (30,740,805)     (35,163,549)  (137,876,250)    (206,302,584)
                                     --------------  --------------- --------------   -------------- --------------   --------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions...    (2,350,180)      (2,540,271)   (34,788,772)     (37,720,749)   (52,760,181)     (38,773,721)
                                     --------------  --------------- --------------   -------------- --------------   --------------
     Net increase (decrease)
       in net assets................      (612,034)      (2,433,483)    (9,101,912)     (62,307,383)   (58,517,422)     (45,468,508)
NET ASSETS:
   Beginning of year................     15,175,781       17,609,264    206,180,160      268,487,543    396,781,383      442,249,891
                                     --------------  --------------- --------------   -------------- --------------   --------------
   End of year...................... $   14,563,747  $    15,175,781 $  197,078,248   $  206,180,160 $  338,263,961   $  396,781,383
                                     ==============  =============== ==============   ============== ==============   ==============


                                          MSF DAVIS VENTURE VALUE          MSF FI VALUE LEADERS
                                                SUBACCOUNT                      SUBACCOUNT
                                     -------------------------------- --------------------------------
                                           2012             2011           2012              2011
                                     ---------------   -------------- --------------    --------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)..... $   (1,264,955)   $  (1,271,087) $    (350,740)    $    (484,573)
   Net realized gains (losses)......       (681,017)      (2,164,272)    (4,495,742)       (6,975,856)
   Change in unrealized gains
     (losses) on investments........      13,217,423     (10,373,169)     14,727,184           893,660
                                     ---------------   -------------- --------------    --------------
     Net increase (decrease)
       in net assets resulting
       from operations..............      11,271,451     (13,808,528)      9,880,702       (6,566,769)
                                     ---------------   -------------- --------------    --------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........         474,088          499,569        464,932           751,919
   Net transfers (including fixed
     account).......................     (3,768,664)       95,112,541    (1,436,583)       (3,094,692)
   Contract charges.................        (28,925)         (34,711)       (17,734)          (21,376)
   Transfers for contract benefits
     and terminations...............    (15,507,602)     (17,195,093)   (12,587,064)      (15,048,874)
                                     ---------------   -------------- --------------    --------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions...    (18,831,103)       78,382,306   (13,576,449)      (17,413,023)
                                     ---------------   -------------- --------------    --------------
     Net increase (decrease)
       in net assets................     (7,559,652)       64,573,778    (3,695,747)      (23,979,792)
NET ASSETS:
   Beginning of year................     110,626,783       46,053,005     75,345,632        99,325,424
                                     ---------------   -------------- --------------    --------------
   End of year...................... $   103,067,131   $  110,626,783 $   71,649,885    $   75,345,632
                                     ===============   ============== ==============    ==============


                                           MSF JENNISON GROWTH        MSF LOOMIS SAYLES SMALL CAP CORE
                                               SUBACCOUNT                        SUBACCOUNT
                                     -------------------------------- --------------------------------
                                          2012             2011             2012             2011
                                     --------------   ---------------  --------------   --------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)..... $  (3,119,604)   $     (732,949)  $     (23,884)   $     (21,835)
   Net realized gains (losses)......      7,130,586         1,060,119          86,663           49,522
   Change in unrealized gains
     (losses) on investments........   (10,278,788)         (562,643)          97,079        (140,818)
                                     --------------   ---------------  --------------   --------------
     Net increase (decrease)
       in net assets resulting
       from operations..............    (6,267,806)         (235,473)         159,858        (113,131)
                                     --------------   ---------------  --------------   --------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........      4,383,464           251,996          18,205            9,309
   Net transfers (including fixed
     account).......................    304,619,233       (1,503,330)       (188,708)        1,056,490
   Contract charges.................      (285,716)          (40,888)           (100)            (114)
   Transfers for contract benefits
     and terminations...............   (29,157,613)      (11,248,453)       (179,803)        (234,005)
                                     --------------   ---------------  --------------   --------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions...    279,559,368      (12,540,675)       (350,406)          831,680
                                     --------------   ---------------  --------------   --------------
     Net increase (decrease)
       in net assets................    273,291,562      (12,776,148)       (190,548)          718,549
NET ASSETS:
   Beginning of year................     43,819,251        56,595,399       1,346,982          628,433
                                     --------------   ---------------  --------------   --------------
   End of year...................... $  317,110,813   $    43,819,251  $    1,156,434   $    1,346,982
                                     ==============   ===============  ==============   ==============

(a) For the period May 2, 2011 to December 31, 2011.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY OF CONNECTICUT
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2012 AND 2011


                                                                    MSF MET/DIMENSIONAL INTERNATIONAL
                                     MSF MET/ARTISAN MID CAP VALUE            SMALL COMPANY
                                              SUBACCOUNT                       SUBACCOUNT
                                    ------------------------------- ---------------------------------
                                         2012             2011            2012            2011
                                    --------------   --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).... $     (17,112)   $     (19,653)  $      (8,019)  $         (91)
   Net realized gains (losses).....         85,483           61,646           9,450           4,927
   Change in unrealized gains
     (losses) on investments.......        110,427           63,620          48,414        (29,384)
                                    --------------   --------------  --------------  --------------
     Net increase (decrease)
       in net assets resulting
       from operations.............        178,798          105,613          49,845        (24,548)
                                    --------------   --------------  --------------  --------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........          1,291               --             500              --
   Net transfers (including fixed
     account)......................         15,070           46,076         695,278          39,288
   Contract charges................          (311)            (338)            (57)            (20)
   Transfers for contract benefits
     and terminations..............      (461,551)        (292,254)        (32,688)         (7,362)
                                    --------------   --------------  --------------  --------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..      (445,501)        (246,516)         663,033          31,906
                                    --------------   --------------  --------------  --------------
     Net increase (decrease)
       in net assets...............      (266,703)        (140,903)         712,878           7,358
NET ASSETS:
   Beginning of year...............      2,053,497        2,194,400         115,816         108,458
                                    --------------   --------------  --------------  --------------
   End of year..................... $    1,786,794   $    2,053,497  $      828,694  $      115,816
                                    ==============   ==============  ==============  ==============

                                       MSF METLIFE CONSERVATIVE        MSF METLIFE CONSERVATIVE TO
                                              ALLOCATION                   MODERATE ALLOCATION       MSF METLIFE MID CAP STOCK INDEX
                                              SUBACCOUNT                       SUBACCOUNT                      SUBACCOUNT
                                    ------------------------------- -------------------------------- -------------------------------
                                         2012             2011           2012              2011           2012             2011
                                    ---------------  -------------- --------------    -------------- --------------   --------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).... $       549,844  $      314,408 $    1,376,028    $      668,557 $     (20,104)   $     (25,487)
   Net realized gains (losses).....       1,546,934       1,098,459      1,281,990           876,080        451,624          492,845
   Change in unrealized gains
     (losses) on investments.......         758,350       (799,840)      5,498,496       (1,745,916)        785,864        (746,319)
                                    ---------------  -------------- --------------    -------------- --------------   --------------
     Net increase (decrease)
       in net assets resulting
       from operations.............       2,855,128         613,027      8,156,514         (201,279)      1,217,384        (278,961)
                                    ---------------  -------------- --------------    -------------- --------------   --------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........       1,117,280       1,055,711      3,218,129         3,098,237        372,495          411,176
   Net transfers (including fixed
     account)......................       6,503,203       5,538,686      1,839,905         5,540,799        600,877          295,733
   Contract charges................        (11,790)        (10,985)       (43,764)          (46,473)        (5,189)          (5,173)
   Transfers for contract benefits
     and terminations..............     (5,177,716)     (7,853,444)   (11,611,698)      (15,674,570)      (817,437)        (758,895)
                                    ---------------  -------------- --------------    -------------- --------------   --------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..       2,430,977     (1,270,032)    (6,597,428)       (7,082,007)        150,746         (57,159)
                                    ---------------  -------------- --------------    -------------- --------------   --------------
     Net increase (decrease)
       in net assets...............       5,286,105       (657,005)      1,559,086       (7,283,286)      1,368,130        (336,120)
NET ASSETS:
   Beginning of year...............      37,895,228      38,552,233     85,251,503        92,534,789      7,567,180        7,903,300
                                    ---------------  -------------- --------------    -------------- --------------   --------------
   End of year..................... $    43,181,333  $   37,895,228 $   86,810,589    $   85,251,503 $    8,935,310   $    7,567,180
                                    ===============  ============== ==============    ============== ==============   ==============

                                                                        MSF METLIFE MODERATE TO
                                    MSF METLIFE MODERATE ALLOCATION      AGGRESSIVE ALLOCATION
                                              SUBACCOUNT                      SUBACCOUNT
                                    ------------------------------- -------------------------------
                                         2012             2011           2012             2011
                                    --------------   -------------- --------------   --------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).... $    4,201,416   $    1,144,736 $    2,268,913   $      672,549
   Net realized gains (losses).....        514,353        (688,451)    (1,490,907)      (2,900,887)
   Change in unrealized gains
     (losses) on investments.......     39,922,201     (10,874,963)     42,766,330     (14,403,833)
                                    --------------   -------------- --------------   --------------
     Net increase (decrease)
       in net assets resulting
       from operations.............     44,637,970     (10,418,678)     43,544,336     (16,632,171)
                                    --------------   -------------- --------------   --------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........     15,234,193       17,464,459     12,846,236       13,933,533
   Net transfers (including fixed
     account)......................      1,280,329        2,861,181    (5,676,065)      (5,399,738)
   Contract charges................      (348,742)        (373,926)      (389,201)        (415,049)
   Transfers for contract benefits
     and terminations..............   (42,321,658)     (49,533,366)   (26,955,458)     (32,689,252)
                                    --------------   -------------- --------------   --------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..   (26,155,878)     (29,581,652)   (20,174,488)     (24,570,506)
                                    --------------   -------------- --------------   --------------
     Net increase (decrease)
       in net assets...............     18,482,092     (40,000,330)     23,369,848     (41,202,677)
NET ASSETS:
   Beginning of year...............    387,765,148      427,765,478    318,588,616      359,791,293
                                    --------------   -------------- --------------   --------------
   End of year..................... $  406,247,240   $  387,765,148 $  341,958,464   $  318,588,616
                                    ==============   ============== ==============   ==============

(a) For the period May 2, 2011 to December 31, 2011.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY OF CONNECTICUT
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2012 AND 2011


                                        MSF METLIFE STOCK INDEX          MSF MFS TOTAL RETURN                MSF MFS VALUE
                                              SUBACCOUNT                      SUBACCOUNT                      SUBACCOUNT
                                     ------------------------------ ------------------------------- -------------------------------
                                          2012            2011           2012             2011           2012            2011
                                     --------------  -------------- --------------   -------------- --------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)..... $  (3,062,797)  $  (1,944,470) $    5,957,411   $    6,204,372 $      240,325  $       (1,459)
   Net realized gains (losses)......     24,695,876      18,784,853    (3,009,153)      (9,694,633)      1,425,668        (468,161)
   Change in unrealized gains
     (losses) on investments........     76,781,148    (16,373,680)     42,725,699        7,839,003      7,474,276           88,961
                                     --------------  -------------- --------------   -------------- --------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations..............     98,414,227         466,703     45,673,957        4,348,742      9,140,269        (380,659)
                                     --------------  -------------- --------------   -------------- --------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........     15,913,166      15,672,907      6,658,837        8,343,960      1,622,670        2,159,622
   Net transfers (including fixed
     account).......................    231,186,569    (30,407,027)    (9,870,945)     (13,818,999)    (2,418,294)      (1,787,901)
   Contract charges.................      (878,766)       (561,567)      (219,278)        (254,692)       (22,471)         (24,294)
   Transfers for contract benefits
     and terminations...............   (99,740,412)    (82,389,114)   (75,950,142)     (94,119,605)    (8,179,126)      (9,912,499)
                                     --------------  -------------- --------------   -------------- --------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions...    146,480,557    (97,684,801)   (79,381,528)     (99,849,336)    (8,997,221)      (9,565,072)
                                     --------------  -------------- --------------   -------------- --------------  ---------------
     Net increase (decrease)
       in net assets................    244,894,784    (97,218,098)   (33,707,571)     (95,500,594)        143,048      (9,945,731)
NET ASSETS:
   Beginning of year................    710,740,551     807,958,649    499,287,986      594,788,580     63,956,024       73,901,755
                                     --------------  -------------- --------------   -------------- --------------  ---------------
   End of year...................... $  955,635,335  $  710,740,551 $  465,580,415   $  499,287,986 $   64,099,072  $    63,956,024
                                     ==============  ============== ==============   ============== ==============  ===============

                                           MSF MSCI EAFE INDEX         MSF NEUBERGER BERMAN GENESIS
                                               SUBACCOUNT                       SUBACCOUNT
                                     ------------------------------- --------------------------------
                                          2012             2011            2012           2011 (a)
                                     --------------   -------------- ---------------   --------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)..... $    1,126,871   $      898,773 $       (1,654)   $         (76)
   Net realized gains (losses)......    (3,462,250)      (3,563,858)             223                2
   Change in unrealized gains
     (losses) on investments........     11,344,422      (6,334,332)           5,406              335
                                     --------------   -------------- ---------------   --------------
     Net increase (decrease)
       in net assets resulting
       from operations..............      9,009,043      (8,999,417)           3,975              261
                                     --------------   -------------- ---------------   --------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........      1,931,856        2,403,596           2,162               --
   Net transfers (including fixed
     account).......................    (1,603,125)      (1,647,481)          92,938           19,748
   Contract charges.................       (40,106)         (46,102)             (8)              (1)
   Transfers for contract benefits
     and terminations...............    (6,283,899)      (7,832,217)           (468)              (3)
                                     --------------   -------------- ---------------   --------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions...    (5,995,274)      (7,122,204)          94,624           19,744
                                     --------------   -------------- ---------------   --------------
     Net increase (decrease)
       in net assets................      3,013,769     (16,121,621)          98,599           20,005
NET ASSETS:
   Beginning of year................     56,199,006       72,320,627          20,005               --
                                     --------------   -------------- ---------------   --------------
   End of year...................... $   59,212,775   $   56,199,006 $       118,604   $       20,005
                                     ==============   ============== ===============   ==============

                                      MSF OPPENHEIMER GLOBAL EQUITY      MSF RUSSELL 2000 INDEX
                                               SUBACCOUNT                      SUBACCOUNT
                                     ------------------------------- --------------------------------
                                          2012             2011           2012              2011
                                     --------------   -------------- --------------   ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)..... $      452,000   $    1,728,130 $     (34,770)   $     (118,276)
   Net realized gains (losses)......      (972,244)      (1,033,597)        160,588         (447,044)
   Change in unrealized gains
     (losses) on investments........     56,108,439     (32,567,930)     13,304,339       (4,743,400)
                                     --------------   -------------- --------------   ---------------
     Net increase (decrease)
       in net assets resulting
       from operations..............     55,588,195     (31,873,397)     13,430,157       (5,308,720)
                                     --------------   -------------- --------------   ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........      7,516,782        8,777,842      2,507,815         2,857,620
   Net transfers (including fixed
     account).......................   (11,480,407)      (6,309,834)    (2,828,948)       (2,617,863)
   Contract charges.................      (161,283)        (182,684)       (69,898)          (76,823)
   Transfers for contract benefits
     and terminations...............   (36,397,866)     (40,254,294)    (9,523,958)      (10,869,620)
                                     --------------   -------------- --------------   ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions...   (40,522,774)     (37,968,970)    (9,914,989)      (10,706,686)
                                     --------------   -------------- --------------   ---------------
     Net increase (decrease)
       in net assets................     15,065,421     (69,842,367)      3,515,168      (16,015,406)
NET ASSETS:
   Beginning of year................    301,581,617      371,423,984     93,301,295       109,316,701
                                     --------------   -------------- --------------   ---------------
   End of year...................... $  316,647,038   $  301,581,617 $   96,816,463   $    93,301,295
                                     ==============   ============== ==============   ===============

(a) For the period May 2, 2011 to December 31, 2011.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY OF CONNECTICUT
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2012 AND 2011


                                      MSF T. ROWE PRICE LARGE CAP     MSF T. ROWE PRICE SMALL CAP    MSF WESTERN ASSET MANAGEMENT
                                                GROWTH                          GROWTH               STRATEGIC BOND OPPORTUNITIES
                                              SUBACCOUNT                      SUBACCOUNT                      SUBACCOUNT
                                     ------------------------------ ------------------------------- -------------------------------
                                          2012            2011           2012             2011           2012             2011
                                     --------------  -------------- ---------------  -------------- --------------   --------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)..... $    (650,842)  $    (706,061) $   (1,381,100)  $  (1,456,034) $    1,035,893   $    (362,394)
   Net realized gains (losses)......      1,778,040       1,286,583      14,551,497       4,434,771        791,156          283,149
   Change in unrealized gains
     (losses) on investments........      5,188,407     (1,668,794)         458,209     (2,841,905)      3,457,585        1,196,855
                                     --------------  -------------- ---------------  -------------- --------------   --------------
     Net increase (decrease)
       in net assets resulting
       from operations..............      6,315,605     (1,088,272)      13,628,606         136,832      5,284,634        1,117,610
                                     --------------  -------------- ---------------  -------------- --------------   --------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........        362,331         407,031       3,028,125       3,071,873         81,156           72,507
   Net transfers (including fixed
     account).......................         81,257     (1,703,777)     (4,024,439)         191,404        452,932       61,505,952
   Contract charges.................       (16,934)        (19,252)        (56,989)        (62,383)       (10,449)         (12,562)
   Transfers for contract benefits
     and terminations...............    (6,174,855)     (7,934,558)    (11,895,518)    (11,348,941)    (9,773,986)     (11,487,269)
                                     --------------  -------------- ---------------  -------------- --------------   --------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions...    (5,748,201)     (9,250,556)    (12,948,821)     (8,148,047)    (9,250,347)       50,078,628
                                     --------------  -------------- ---------------  -------------- --------------   --------------
     Net increase (decrease)
       in net assets................        567,404    (10,338,828)         679,785     (8,011,215)    (3,965,713)       51,196,238
NET ASSETS:
   Beginning of year................     38,361,890      48,700,718      97,794,789     105,806,004     59,620,518        8,424,280
                                     --------------  -------------- ---------------  -------------- --------------   --------------
   End of year...................... $   38,929,294  $   38,361,890 $    98,474,574  $   97,794,789 $   55,654,805   $   59,620,518
                                     ==============  ============== ===============  ============== ==============   ==============

                                       MSF WESTERN ASSET MANAGEMENT
                                              U.S. GOVERNMENT          PIONEER VCT EMERGING MARKETS
                                                SUBACCOUNT                      SUBACCOUNT
                                     -------------------------------- -------------------------------
                                          2012              2011           2012             2011
                                     ---------------   -------------- --------------   --------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)..... $     1,035,750   $      277,238 $    (271,207)   $    (408,646)
   Net realized gains (losses)......         769,852        6,112,162        156,040          557,400
   Change in unrealized gains
     (losses) on investments........         928,987           69,362      1,390,536      (5,700,836)
                                     ---------------   -------------- --------------   --------------
     Net increase (decrease)
       in net assets resulting
       from operations..............       2,734,589        6,458,762      1,275,369      (5,552,082)
                                     ---------------   -------------- --------------   --------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........       1,902,930        2,445,013        127,717          110,088
   Net transfers (including fixed
     account).......................       7,191,353          982,416      (240,035)      (2,419,505)
   Contract charges.................        (76,227)         (88,475)        (7,019)          (8,622)
   Transfers for contract benefits
     and terminations...............    (25,694,277)     (34,116,535)    (1,961,621)      (2,941,326)
                                     ---------------   -------------- --------------   --------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions...    (16,676,221)     (30,777,581)    (2,080,958)      (5,259,365)
                                     ---------------   -------------- --------------   --------------
     Net increase (decrease)
       in net assets................    (13,941,632)     (24,318,819)      (805,589)     (10,811,447)
NET ASSETS:
   Beginning of year................     148,935,292      173,254,111     15,409,987       26,221,434
                                     ---------------   -------------- --------------   --------------
   End of year...................... $   134,993,660   $  148,935,292 $   14,604,398   $   15,409,987
                                     ===============   ============== ==============   ==============


                                         PIONEER VCT EQUITY INCOME     PIONEER VCT FUNDAMENTAL VALUE
                                                SUBACCOUNT                      SUBACCOUNT
                                     -------------------------------- -------------------------------
                                          2012              2011           2012             2011
                                     ---------------   -------------- --------------   --------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)..... $       338,439   $       24,662 $     (98,048)   $    (143,498)
   Net realized gains (losses)......         236,816          100,032         78,320         (14,098)
   Change in unrealized gains
     (losses) on investments........         870,578          675,856        941,617        (528,798)
                                     ---------------   -------------- --------------   --------------
     Net increase (decrease)
       in net assets resulting
       from operations..............       1,445,833          800,550        921,889        (686,394)
                                     ---------------   -------------- --------------   --------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........         144,844          108,077         49,364           75,877
   Net transfers (including fixed
     account).......................       (539,010)          426,315        220,675      (1,222,734)
   Contract charges.................         (6,802)          (7,418)        (3,861)          (4,438)
   Transfers for contract benefits
     and terminations...............     (2,351,762)      (3,439,197)    (1,485,303)      (1,506,782)
                                     ---------------   -------------- --------------   --------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions...     (2,752,730)      (2,912,223)    (1,219,125)      (2,658,077)
                                     ---------------   -------------- --------------   --------------
     Net increase (decrease)
       in net assets................     (1,306,897)      (2,111,673)      (297,236)      (3,344,471)
NET ASSETS:
   Beginning of year................      19,180,928       21,292,601     10,766,616       14,111,087
                                     ---------------   -------------- --------------   --------------
   End of year...................... $    17,874,031   $   19,180,928 $   10,469,380   $   10,766,616
                                     ===============   ============== ==============   ==============

(a) For the period May 2, 2011 to December 31, 2011.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY OF CONNECTICUT
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONCLUDED)
               FOR THE YEARS ENDED DECEMBER 31, 2012 AND 2011


                                               PIONEER VCT                     PIONEER VCT
                                       IBBOTSON GROWTH ALLOCATION     IBBOTSON MODERATE ALLOCATION      PIONEER VCT MID CAP VALUE
                                               SUBACCOUNT                      SUBACCOUNT                      SUBACCOUNT
                                     ------------------------------- ------------------------------- -------------------------------
                                          2012             2011           2012             2011           2012             2011
                                     --------------  --------------- --------------   -------------- --------------   --------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)..... $  (1,145,637)  $     (690,552) $      301,977   $      421,589 $    (289,510)   $    (427,796)
   Net realized gains (losses)......    (1,018,774)      (1,693,718)         45,485        (213,468)    (1,302,882)      (1,947,923)
   Change in unrealized gains
     (losses) on investments........     22,165,857     (10,426,952)      9,914,423      (5,383,568)      4,374,689        (337,519)
                                     --------------  --------------- --------------   -------------- --------------   --------------
     Net increase (decrease)
       in net assets resulting
       from operations..............     20,001,446     (12,811,222)     10,261,885      (5,175,447)      2,782,297      (2,713,238)
                                     --------------  --------------- --------------   -------------- --------------   --------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........      4,010,911        3,559,835        558,161          667,022        136,865          178,370
   Net transfers (including fixed
     account).......................    (2,675,315)      (3,243,344)       (15,369)        1,240,567      (484,974)        (973,283)
   Contract charges.................      (110,634)        (120,182)       (36,924)         (40,372)       (13,087)         (15,407)
   Transfers for contract benefits
     and terminations...............   (12,945,160)     (16,316,670)   (12,478,678)     (14,341,396)    (6,292,918)      (7,808,934)
                                     --------------  --------------- --------------   -------------- --------------   --------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions...   (11,720,198)     (16,120,361)   (11,972,810)     (12,474,179)    (6,654,114)      (8,619,254)
                                     --------------  --------------- --------------   -------------- --------------   --------------
     Net increase (decrease)
       in net assets................      8,281,248     (28,931,583)    (1,710,925)     (17,649,626)    (3,871,817)     (11,332,492)
NET ASSETS:
   Beginning of year................    217,767,479      246,699,062    116,552,439      134,202,065     32,437,470       43,769,962
                                     --------------  --------------- --------------   -------------- --------------   --------------
   End of year...................... $  226,048,727  $   217,767,479 $  114,841,514   $  116,552,439 $   28,565,653   $   32,437,470
                                     ==============  =============== ==============   ============== ==============   ==============


                                     PIONEER VCT REAL ESTATE SHARES             UIF GROWTH
                                               SUBACCOUNT                       SUBACCOUNT
                                     ------------------------------- --------------------------------
                                          2012             2011            2012             2011
                                     --------------   -------------- ---------------   --------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)..... $       22,691   $       39,828 $     (134,198)   $    (143,483)
   Net realized gains (losses)......        110,070        (403,653)         866,677          804,566
   Change in unrealized gains
     (losses) on investments........      1,648,335        1,458,143         153,448        (933,812)
                                     --------------   -------------- ---------------   --------------
     Net increase (decrease)
       in net assets resulting
       from operations..............      1,781,096        1,094,318         885,927        (272,729)
                                     --------------   -------------- ---------------   --------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........         99,972           85,193          29,398           13,262
   Net transfers (including fixed
     account).......................      (642,554)        (317,126)          59,632        (345,794)
   Contract charges.................        (6,298)          (6,341)         (1,526)          (1,880)
   Transfers for contract benefits
     and terminations...............    (2,054,969)      (2,515,143)     (1,223,613)      (1,586,751)
                                     --------------   -------------- ---------------   --------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions...    (2,603,849)      (2,753,417)     (1,136,109)      (1,921,163)
                                     --------------   -------------- ---------------   --------------
     Net increase (decrease)
       in net assets................      (822,753)      (1,659,099)       (250,182)      (2,193,892)
NET ASSETS:
   Beginning of year................     13,366,638       15,025,737       7,349,810        9,543,702
                                     --------------   -------------- ---------------   --------------
   End of year...................... $   12,543,885   $   13,366,638 $     7,099,628   $    7,349,810
                                     ==============   ============== ===============   ==============

                                                                         WELLS FARGO VT SMALL CAP
                                          UIF U.S. REAL ESTATE                     VALUE
                                               SUBACCOUNT                       SUBACCOUNT
                                     -------------------------------- --------------------------------
                                          2012              2011           2012             2011
                                     --------------    -------------- --------------   ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)..... $    (120,005)    $    (146,860) $     (13,053)   $      (23,584)
   Net realized gains (losses)......       (66,324)         (886,865)       (17,294)          (43,636)
   Change in unrealized gains
     (losses) on investments........      2,219,377         1,898,263        406,775         (243,647)
                                     --------------    -------------- --------------   ---------------
     Net increase (decrease)
       in net assets resulting
       from operations..............      2,033,048           864,538        376,428         (310,867)
                                     --------------    -------------- --------------   ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........         60,094            88,416         53,152            72,666
   Net transfers (including fixed
     account).......................       (12,581)         (521,388)       (71,383)          (44,682)
   Contract charges.................        (7,219)           (8,685)          (365)             (484)
   Transfers for contract benefits
     and terminations...............    (3,912,201)       (5,746,173)      (496,151)         (526,671)
                                     --------------    -------------- --------------   ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions...    (3,871,907)       (6,187,830)      (514,747)         (499,171)
                                     --------------    -------------- --------------   ---------------
     Net increase (decrease)
       in net assets................    (1,838,859)       (5,323,292)      (138,319)         (810,038)
NET ASSETS:
   Beginning of year................     15,642,002        20,965,294      3,218,582         4,028,620
                                     --------------    -------------- --------------   ---------------
   End of year...................... $   13,803,143    $   15,642,002 $    3,080,263   $     3,218,582
                                     ==============    ============== ==============   ===============

(a) For the period May 2, 2011 to December 31, 2011.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY OF CONNECTICUT
                      NOTES TO THE FINANCIAL STATEMENTS



1. ORGANIZATION


MetLife of CT Separate Account Eleven for Variable Annuities (the "Separate Account"), a separate account of MetLife Insurance Company of Connecticut (the "Company"), was established by the Company's Board of Directors on November 14, 2002 to support operations of the Company with respect to certain variable annuity contracts (the "Contracts"). The Company is a direct wholly-owned subsidiary of MetLife, Inc., a Delaware corporation. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and exists in accordance with the regulations of the State of Connecticut Insurance Department.

The Separate Account is divided into Subaccounts, each of which is treated as an individual accounting entity for financial reporting purposes. Each Subaccount invests in shares of the corresponding portfolio, series, or fund (with the same name) of registered investment management companies (the "Trusts"), which are presented below:

AIM Variable Insurance Funds (Invesco Variable                 Legg Mason Partners Variable Equity Trust
   Insurance Funds) ("Invesco V.I.")                             ("LMPVET")
AllianceBernstein Variable Products Series Fund, Inc.          Legg Mason Partners Variable Income Trust
   ("AllianceBernstein")                                         ("LMPVIT")
American Funds Insurance Series ("American Funds")             Met Investors Series Trust ("MIST")*
Delaware VIP Trust ("Delaware VIP")                            Metropolitan Series Fund ("MSF")*
The Dreyfus Socially Responsible Growth Fund, Inc.             Morgan Stanley Variable Investment Series ("Morgan
DWS Variable Series I ("DWS I")                                  Stanley")
DWS Variable Series II ("DWS II")                              Pioneer Variable Contracts Trust ("Pioneer VCT")
Fidelity Variable Insurance Products ("Fidelity VIP")          The Alger Portfolios ("Alger")
Franklin Templeton Variable Insurance Products Trust           The Universal Institutional Funds, Inc. ("UIF")
   ("FTVIPT")                                                  Wells Fargo Variable Trust ("Wells Fargo VT")
Janus Aspen Series ("Janus Aspen")

* See Note 5 for a discussion of additional information on related party transactions.

The assets of each of the Subaccounts of the Separate Account are registered in the name of the Company. Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the Company's other assets and liabilities. The portion of the Separate Account's assets applicable to the Contracts is not chargeable with liabilities arising out of any other business the Company may conduct.


2. LIST OF SUBACCOUNTS


Purchase payments, less any applicable charges, applied to the Separate Account are invested in one or more Subaccounts in accordance with the selection made by the contract owner. The following Subaccounts had net assets as of December 31, 2012:

Alger Capital Appreciation Subaccount                     Fidelity VIP Contrafund Subaccount (a)
AllianceBernstein Global Thematic Growth Subaccount       Fidelity VIP Dynamic Capital Appreciation Subaccount
American Funds Bond Subaccount                            Fidelity VIP Equity-Income Subaccount (a)
American Funds Global Growth Subaccount                   Fidelity VIP High Income Subaccount
American Funds Global Small Capitalization Subaccount     Fidelity VIP Mid Cap Subaccount
American Funds Growth Subaccount                          FTVIPT Franklin Income Securities Subaccount
American Funds Growth-Income Subaccount                   FTVIPT Franklin Rising Dividends Securities
Delaware VIP Small Cap Value Subaccount                     Subaccount
Dreyfus Socially Responsible Growth Subaccount            FTVIPT Franklin Small-Mid Cap Growth Securities
DWS I Capital Growth Subaccount                             Subaccount
DWS II Dreman Small Mid Cap Value Subaccount              FTVIPT Mutual Shares Securities Subaccount
DWS II Global Thematic Subaccount                         FTVIPT Templeton Developing Markets Securities
DWS II Government & Agency Securities Subaccount            Subaccount

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY OF CONNECTICUT
              NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



2. LIST OF SUBACCOUNTS -- (CONTINUED)


FTVIPT Templeton Foreign Securities Subaccount           MIST Legg Mason ClearBridge Aggressive Growth
Invesco V.I. Diversified Dividend Subaccount               Subaccount
Invesco V.I. Government Securities Subaccount (a)        MIST Loomis Sayles Global Markets Subaccount
Invesco V.I. S&P 500 Index Subaccount                    MIST Lord Abbett Bond Debenture Subaccount
Invesco V.I. Utilities Subaccount                        MIST Lord Abbett Mid Cap Value Subaccount (a)
Invesco V.I. Van Kampen American Franchise               MIST Met/Eaton Vance Floating Rate Subaccount
   Subaccount (a)                                        MIST Met/Franklin Mutual Shares Subaccount
Invesco V.I. Van Kampen Comstock Subaccount              MIST Met/Templeton Growth Subaccount
Invesco V.I. Van Kampen Equity and Income Subaccount     MIST MetLife Aggressive Strategy Subaccount
Invesco V.I. Van Kampen Growth and Income                MIST MetLife Balanced Strategy Subaccount
   Subaccount (a)                                        MIST MetLife Growth Strategy Subaccount
Janus Aspen Enterprise Subaccount                        MIST MetLife Moderate Strategy Subaccount
Janus Aspen Overseas Subaccount                          MIST MFS Emerging Markets Equity Subaccount (a)
Janus Aspen Worldwide Subaccount                         MIST MFS Research International Subaccount
LMPVET ClearBridge Variable Aggressive Growth            MIST MLA Mid Cap Subaccount (a)
   Subaccount (a)                                        MIST Morgan Stanley Mid Cap Growth Subaccount (a)
LMPVET ClearBridge Variable Appreciation Subaccount      MIST PIMCO Inflation Protected Bond Subaccount (a)
LMPVET ClearBridge Variable Equity Income Builder        MIST PIMCO Total Return Subaccount
   Subaccount (a)                                        MIST Pioneer Fund Subaccount (a)
LMPVET ClearBridge Variable Fundamental All Cap          MIST Pioneer Strategic Income Subaccount (a)
   Value Subaccount                                      MIST RCM Technology Subaccount (a)
LMPVET ClearBridge Variable Large Cap Growth             MIST SSgA Growth and Income ETF Subaccount
   Subaccount                                            MIST SSgA Growth ETF Subaccount
LMPVET ClearBridge Variable Large Cap Value              MIST T. Rowe Price Large Cap Value Subaccount
   Subaccount                                            MIST T. Rowe Price Mid Cap Growth Subaccount
LMPVET ClearBridge Variable Mid Cap Core                 MIST Third Avenue Small Cap Value Subaccount (a)
   Subaccount                                            MIST Turner Mid Cap Growth Subaccount
LMPVET ClearBridge Variable Small Cap Growth             MIST Van Kampen Comstock Subaccount (a)
   Subaccount                                            Morgan Stanley Multi Cap Growth Subaccount
LMPVET Investment Counsel Variable Social                MSF Barclays Capital Aggregate Bond Index
   Awareness Subaccount                                    Subaccount
LMPVET Variable Lifestyle Allocation 50% Subaccount      MSF BlackRock Aggressive Growth Subaccount
LMPVET Variable Lifestyle Allocation 70% Subaccount      MSF BlackRock Bond Income Subaccount (a)
LMPVET Variable Lifestyle Allocation 85% Subaccount      MSF BlackRock Diversified Subaccount (a)
LMPVIT Western Asset Variable Global High Yield          MSF BlackRock Large Cap Value Subaccount
   Bond Subaccount                                       MSF BlackRock Legacy Large Cap Growth
LMPVIT Western Asset Variable High Income                  Subaccount (a)
   Subaccount                                            MSF BlackRock Money Market Subaccount (a)
MIST American Funds Balanced Allocation                  MSF Davis Venture Value Subaccount (a)
   Subaccount                                            MSF FI Value Leaders Subaccount (a)
MIST American Funds Growth Allocation Subaccount         MSF Jennison Growth Subaccount (a)
MIST American Funds Moderate Allocation Subaccount       MSF Loomis Sayles Small Cap Core Subaccount
MIST BlackRock High Yield Subaccount (a)                 MSF Met/Artisan Mid Cap Value Subaccount
MIST BlackRock Large Cap Core Subaccount                 MSF Met/Dimensional International Small Company
MIST Clarion Global Real Estate Subaccount (a)             Subaccount
MIST Dreman Small Cap Value Subaccount                   MSF MetLife Conservative Allocation Subaccount
MIST Harris Oakmark International Subaccount             MSF MetLife Conservative to Moderate Allocation
MIST Invesco Small Cap Growth Subaccount (a)               Subaccount
MIST Janus Forty Subaccount (a)                          MSF MetLife Mid Cap Stock Index Subaccount

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY OF CONNECTICUT
              NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



2. LIST OF SUBACCOUNTS -- (CONCLUDED)


MSF MetLife Moderate Allocation Subaccount                 MSF Western Asset Management U.S. Government
MSF MetLife Moderate to Aggressive Allocation                Subaccount
   Subaccount                                              Pioneer VCT Emerging Markets Subaccount
MSF MetLife Stock Index Subaccount (a)                     Pioneer VCT Equity Income Subaccount
MSF MFS Total Return Subaccount (a)                        Pioneer VCT Fundamental Value Subaccount
MSF MFS Value Subaccount (a)                               Pioneer VCT Ibbotson Growth Allocation Subaccount
MSF MSCI EAFE Index Subaccount                             Pioneer VCT Ibbotson Moderate Allocation Subaccount
MSF Neuberger Berman Genesis Subaccount                    Pioneer VCT Mid Cap Value Subaccount
MSF Oppenheimer Global Equity Subaccount (a)               Pioneer VCT Real Estate Shares Subaccount
MSF Russell 2000 Index Subaccount                          UIF Growth Subaccount
MSF T. Rowe Price Large Cap Growth Subaccount              UIF U.S. Real Estate Subaccount
MSF T. Rowe Price Small Cap Growth Subaccount              Wells Fargo VT Small Cap Value Subaccount
MSF Western Asset Management Strategic Bond
   Opportunities Subaccount (a)

(a) This Subaccount invests in two or more share classes within the underlying fund, portfolio, or series of the Trusts.


3. PORTFOLIO CHANGES


The following Subaccounts ceased operations during the year ended December 31, 2012:

MIST Batterymarch Growth and Income Subaccount
MIST Oppenheimer Capital Appreciation Subaccount
MSF Lord Abbett Mid Cap Value Subaccount

The operations of the Subaccounts were affected by the following changes that occurred during the year ended December 31, 2012:

NAME CHANGES:

Former Name                                                New Name

Invesco V.I. Dividend Growth Fund                          Invesco V.I. Diversified Dividend Fund
Invesco Van Kampen V.I. Capital Growth Fund                Invesco Van Kampen V.I. American Franchise Fund
(MIST) Lazard Mid Cap Portfolio                            (MIST) MLA Mid Cap Portfolio
(MSF) Morgan Stanley EAFE Index Portfolio                  (MSF) MSCI EAFE Index Portfolio
(MSF) Neuberger Berman Mid Cap Value Portfolio             (MSF) Lord Abbett Mid Cap Value Portfolio
Pioneer Cullen Value VCT Portfolio                         Pioneer Fundamental Value VCT Portfolio

MERGERS:

Former Portfolio                                            New Portfolio

(MIST) Batterymarch Growth and Income Portfolio             (MSF) MetLife Stock Index Portfolio
(MIST) Oppenheimer Capital Appreciation Portfolio           (MSF) Jennison Growth Portfolio
(MSF) Lord Abbett Mid Cap Value Portfolio                   (MIST) Lord Abbett Mid Cap Value Portfolio

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY OF CONNECTICUT
              NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



4. SIGNIFICANT ACCOUNTING POLICIES


BASIS OF ACCOUNTING
The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP") applicable for variable annuity separate accounts registered as unit investment trusts.

SECURITY TRANSACTIONS
Security transactions are recorded on a trade date basis. Realized gains and losses on the sales of investments are computed on the basis of the average cost of the investment sold. Income from dividends and realized gain distributions are recorded on the ex-distribution date.

SECURITY VALUATION
A Subaccount's investment in shares of a portfolio, series, or fund of the Trusts is valued at fair value based on the closing net asset value ("NAV") or price per share as determined by the Trusts as of the end of the year. All changes in fair value are recorded as changes in unrealized gains (losses) on investments in the statements of operations of the applicable Subaccounts.

The Separate Account defines fair value as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. The Separate Account prioritizes the inputs to fair valuation techniques and allows for the use of unobservable inputs to the extent that observable inputs are not available. The Separate Account has categorized its assets based on the priority of the inputs to the respective valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets (Level 1) and the lowest priority to unobservable inputs (Level 3). An asset's classification within the fair value hierarchy is based on the lowest level of significant input to its valuation. The input levels are as follows:

Level 1 Unadjusted quoted prices in active markets for identical assets that the Separate Account has the ability to access.
Level 2 Observable inputs other than quoted prices in Level 1 that are observable either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market or prices for similar instruments.
Level 3 Unobservable inputs that are supported by little or no market activity and are significant to the fair value of the assets, representing the Separate Account's own assumptions about the assumptions a market participant would use in valuing the asset, and based on the best information available.

Each Subaccount invests in shares of open-end mutual funds which calculate a daily NAV based on the fair value of the underlying securities in their portfolios. As a result, and as required by law, shares of open-end mutual funds are purchased and redeemed at their quoted daily NAV as reported by the Trusts at the close of each business day. On that basis, the inputs used to value all shares held by the Separate Account, which are measured at fair value on a recurring basis, are classified as Level 2. There were no transfers between Level 1 and Level 2, and no activity in Level 3 during the year.

FEDERAL INCOME TAXES
The operations of the Separate Account form a part of the total operations of the Company and are not taxed separately. The Company is taxed as a life insurance company under the provisions of the Internal Revenue Code ("IRC"). Under the current provisions of the IRC, the Company does not expect to incur federal income taxes on the earnings of the Separate Account to the extent the earnings are credited under the Contracts. Accordingly, no charge is currently being made to the Separate Account for federal income taxes. The Company will periodically review the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the Contracts.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY OF CONNECTICUT
              NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



4. SIGNIFICANT ACCOUNTING POLICIES -- (CONCLUDED)


ANNUITY PAYOUTS
Net assets allocated to Contracts in the payout period are computed according to industry standard mortality tables. The assumed investment return is between
3.0 and 5.0 percent. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Separate Account by the Company to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Company.

PURCHASE PAYMENTS
Purchase payments received from contract owners by the Company are credited as accumulation units as of the end of the valuation period in which received, as provided in the prospectus, and are reported as contract transactions on the statements of changes in net assets of the applicable Subaccounts.

NET TRANSFERS
Funds transferred by the contract owner into or out of Subaccounts within the Separate Account or into or out of the fixed account (an investment option in the Company's general account) are recorded on a net basis as net transfers in the statements of changes in net assets of the applicable Subaccounts.

USE OF ESTIMATES
The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

ADOPTION OF NEW ACCOUNTING PRONOUNCEMENT
Effective January 1, 2012, the Separate Account adopted new guidance regarding fair value measurements that establishes common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP and International Financial Reporting Standards. Some of the amendments clarify the Financial Accounting Standards Board's intent on the application of existing fair value measurement requirements. Other amendments change a particular principle or requirement for measuring fair value or for disclosing information about fair value measurements. The adoption did not have an impact on the Separate Account's financial statements.


5. EXPENSES AND RELATED PARTY TRANSACTIONS


The following annual Separate Account charges paid to the Company are asset-based charges and assessed through a daily reduction in unit values, and are recorded as expenses in the accompanying statements of operations of the applicable Subaccounts:

   Mortality and Expense Risk -- The mortality risk assumed by the Company is the risk that those insured may die sooner than anticipated and therefore, the Company will pay an aggregate amount of death benefits greater than anticipated. The expense risk assumed is that expenses incurred in issuing and administering the Contracts will exceed the amounts realized from the administrative charges assessed against the Contracts. In addition, the charge compensates the Company for the risk that the investor may live longer than estimated and the Company would be obligated to pay more in income payments than anticipated.

   Administrative -- The Company has responsibility for the administration of the Contracts and the Separate Account. Generally, the administrative charge is related to the maintenance, including distribution, of each contract and the Separate Account.

   Enhanced Stepped-Up Provision -- For an additional charge, the total death benefit payable may be increased based on the earnings in the Contracts.

   Guaranteed Minimum Withdrawal Benefit -- For an additional charge, the Company will guarantee the periodic return on the investment.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY OF CONNECTICUT
              NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



5. EXPENSES AND RELATED PARTY TRANSACTIONS -- (CONCLUDED)


   Guaranteed Minimum Withdrawal Benefit for Life -- For an additional charge, the Company will guarantee payments for life after certain conditions are met.

   Guaranteed Minimum Accumulation Benefit -- For an additional charge, the Company will guarantee that the contract value will not be less than a guaranteed minimum amount at the end of a specified number of years.

   Variable Annuitization Floor Benefit -- For an additional charge, the Company will guarantee a minimum variable annuity payment regardless of the performance of the variable funding options selected.

   Principal Protection -- For an additional charge, the Company will guarantee the principal (sum of purchase payments adjusted proportionally for any withdrawals).

   The table below represents the range of effective annual rates for each respective charge for the year ended December 31, 2012:

     -------------------------------------------------------------------------------------------------------------------------------
      Mortality and Expense Risk                                                                                       0.30% - 1.90%
     -------------------------------------------------------------------------------------------------------------------------------
      Administrative                                                                                                   0.10% - 0.15%
     -------------------------------------------------------------------------------------------------------------------------------
      Enhanced Stepped-Up Provision                                                                                    0.15% - 0.25%
     -------------------------------------------------------------------------------------------------------------------------------
      Guaranteed Minimum Withdrawal Benefit                                                                            0.25% - 1.00%
     -------------------------------------------------------------------------------------------------------------------------------
      Guaranteed Minimum Withdrawal Benefit for Life                                                                   0.65% - 1.50%
     -------------------------------------------------------------------------------------------------------------------------------
      Guaranteed Minimum Accumulation Benefit                                                                          0.40% - 0.50%
     -------------------------------------------------------------------------------------------------------------------------------
      Variable Annuitization Floor Benefit                                                                             0.00% - 3.00%
     -------------------------------------------------------------------------------------------------------------------------------
      Principal Protection                                                                                             1.25% - 2.50%
     -------------------------------------------------------------------------------------------------------------------------------

   The above referenced charges may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge or associated with a particular contract. Additionally, there may be certain Subaccounts that have expense rates which fall outside of the range above due to expense waivers or additional charges being applied.

Depending on the product and contract, a contract administrative charge may be assessed on a semi-annual or annual basis ranging from $15 to $50 for Contracts with account values of less than $40,000 to $100,000. For certain contracts, a contract administrative charge is imposed regardless of contract values. In addition, most Contracts impose a surrender charge which ranges from 0% to 9% if the contract is partially or fully surrendered within the specified surrender charge period. These charges are paid to the Company, assessed through the redemption of units, and are recorded as contract charges in the accompanying statements of changes in net assets of the applicable
Subaccounts.

MetLife Advisers, LLC, which acts in the capacity of investment adviser to the portfolios of the MIST and MSF Trusts, is an affiliate of the Company.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY OF CONNECTICUT
              NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



6. STATEMENTS OF INVESTMENTS



                                                                        AS OF DECEMBER 31, 2012
                                                                   --------------------------------

                                                                       SHARES           COST ($)
                                                                   -------------      -------------
     Alger Capital Appreciation Subaccount.......................         55,516          2,502,609
     AllianceBernstein Global Thematic Growth Subaccount.........         53,493            826,191
     American Funds Bond Subaccount..............................        952,811         10,167,588
     American Funds Global Growth Subaccount.....................      6,106,811        115,384,179
     American Funds Global Small Capitalization Subaccount.......        165,321          2,902,902
     American Funds Growth Subaccount............................      5,113,962        267,877,146
     American Funds Growth-Income Subaccount.....................      6,825,524        236,269,409
     Delaware VIP Small Cap Value Subaccount.....................        380,655         10,297,584
     Dreyfus Socially Responsible Growth Subaccount..............         17,619            454,291
     DWS I Capital Growth Subaccount.............................        487,991          8,628,055
     DWS II Dreman Small Mid Cap Value Subaccount................        612,276          8,706,107
     DWS II Global Thematic Subaccount...........................        300,126          3,374,940
     DWS II Government & Agency Securities Subaccount............        404,006          5,057,711
     Fidelity VIP Contrafund Subaccount..........................      8,600,769        221,122,704
     Fidelity VIP Dynamic Capital Appreciation Subaccount........        216,639          1,719,229
     Fidelity VIP Equity-Income Subaccount.......................     11,251,215        233,350,112
     Fidelity VIP High Income Subaccount.........................      4,508,362         27,883,693
     Fidelity VIP Mid Cap Subaccount.............................      8,749,764        247,106,726
     FTVIPT Franklin Income Securities Subaccount................      2,562,517         36,853,680
     FTVIPT Franklin Rising Dividends Securities Subaccount......        935,189         16,304,145
     FTVIPT Franklin Small-Mid Cap Growth Securities Subaccount..      1,530,261         29,114,287
     FTVIPT Mutual Shares Securities Subaccount..................      1,539,183         25,727,830
     FTVIPT Templeton Developing Markets Securities Subaccount...      2,517,721         26,352,082
     FTVIPT Templeton Foreign Securities Subaccount..............      6,636,133         91,563,347
     Invesco V.I. Diversified Dividend Subaccount................         86,281          1,180,982
     Invesco V.I. Government Securities Subaccount...............      1,369,230         16,007,918
     Invesco V.I. S&P 500 Index Subaccount.......................        217,419          2,325,957
     Invesco V.I. Utilities Subaccount...........................        121,367          2,003,663
     Invesco V.I. Van Kampen American Franchise Subaccount.......        293,662          8,529,030
     Invesco V.I. Van Kampen Comstock Subaccount.................        589,820          7,441,973
     Invesco V.I. Van Kampen Equity and Income Subaccount........      5,356,517         69,109,744
     Invesco V.I. Van Kampen Growth and Income Subaccount........      4,178,279         70,907,077
     Janus Aspen Enterprise Subaccount...........................        314,146          9,774,095
     Janus Aspen Overseas Subaccount.............................      1,473,932         62,346,968
     Janus Aspen Worldwide Subaccount............................         30,370            835,320
     LMPVET ClearBridge Variable Aggressive Growth Subaccount....     19,276,616        257,935,939
     LMPVET ClearBridge Variable Appreciation Subaccount.........     11,570,316        263,286,701
     LMPVET ClearBridge Variable Equity Income Builder
        Subaccount...............................................     10,659,115        128,689,566
     LMPVET ClearBridge Variable Fundamental All Cap Value
        Subaccount...............................................     15,639,762        310,760,216
     LMPVET ClearBridge Variable Large Cap Growth Subaccount.....      5,464,541         78,349,865
     LMPVET ClearBridge Variable Large Cap Value Subaccount......      8,519,257        129,841,048
     LMPVET ClearBridge Variable Mid Cap Core Subaccount.........      2,654,458         33,487,979
     LMPVET ClearBridge Variable Small Cap Growth Subaccount.....      3,224,762         45,210,854
     LMPVET Investment Counsel Variable Social Awareness
        Subaccount...............................................      1,595,802         37,403,709
     LMPVET Variable Lifestyle Allocation 50% Subaccount.........      5,639,616         64,665,877
     LMPVET Variable Lifestyle Allocation 70% Subaccount.........      3,469,981         39,094,094
     LMPVET Variable Lifestyle Allocation 85% Subaccount.........      1,895,735         24,503,060
     LMPVIT Western Asset Variable Global High Yield Bond
        Subaccount...............................................      1,350,788         10,997,634
     LMPVIT Western Asset Variable High Income Subaccount........     17,822,048        118,274,075
     MIST American Funds Balanced Allocation Subaccount..........        232,936          2,139,661
     MIST American Funds Growth Allocation Subaccount............        201,689          1,763,884
     MIST American Funds Moderate Allocation Subaccount..........        193,538          1,851,588

                                                                         FOR THE YEAR ENDED
                                                                          DECEMBER 31, 2012
                                                                   --------------------------------
                                                                       COST OF          PROCEEDS
                                                                    PURCHASES ($)    FROM SALES ($)
                                                                   --------------    --------------
     Alger Capital Appreciation Subaccount.......................        557,957          1,783,866
     AllianceBernstein Global Thematic Growth Subaccount.........         75,545            184,532
     American Funds Bond Subaccount..............................      2,957,232          3,769,268
     American Funds Global Growth Subaccount.....................      4,794,418         38,612,045
     American Funds Global Small Capitalization Subaccount.......        539,916          1,732,441
     American Funds Growth Subaccount............................      7,912,460         73,319,796
     American Funds Growth-Income Subaccount.....................      8,718,019         63,720,810
     Delaware VIP Small Cap Value Subaccount.....................      1,587,499          2,314,436
     Dreyfus Socially Responsible Growth Subaccount..............          9,396            156,933
     DWS I Capital Growth Subaccount.............................        317,698          2,071,732
     DWS II Dreman Small Mid Cap Value Subaccount................        251,959          1,660,580
     DWS II Global Thematic Subaccount...........................        117,772            834,325
     DWS II Government & Agency Securities Subaccount............      1,076,573          2,272,801
     Fidelity VIP Contrafund Subaccount..........................      9,420,917         41,169,977
     Fidelity VIP Dynamic Capital Appreciation Subaccount........        590,701            943,844
     Fidelity VIP Equity-Income Subaccount.......................     21,645,721         25,757,884
     Fidelity VIP High Income Subaccount.........................      2,826,955          4,592,229
     Fidelity VIP Mid Cap Subaccount.............................     29,083,246         49,417,612
     FTVIPT Franklin Income Securities Subaccount................      7,421,341          9,362,579
     FTVIPT Franklin Rising Dividends Securities Subaccount......      1,119,142          5,074,488
     FTVIPT Franklin Small-Mid Cap Growth Securities Subaccount..      3,827,048          7,771,092
     FTVIPT Mutual Shares Securities Subaccount..................        891,918         11,022,675
     FTVIPT Templeton Developing Markets Securities Subaccount...      2,391,669          4,484,068
     FTVIPT Templeton Foreign Securities Subaccount..............      6,463,798         19,950,588
     Invesco V.I. Diversified Dividend Subaccount................         82,068            451,546
     Invesco V.I. Government Securities Subaccount...............      1,063,668          4,972,422
     Invesco V.I. S&P 500 Index Subaccount.......................        217,970            977,202
     Invesco V.I. Utilities Subaccount...........................        553,125            876,347
     Invesco V.I. Van Kampen American Franchise Subaccount.......        191,995          2,546,215
     Invesco V.I. Van Kampen Comstock Subaccount.................        206,141          1,719,868
     Invesco V.I. Van Kampen Equity and Income Subaccount........      2,836,668         35,926,980
     Invesco V.I. Van Kampen Growth and Income Subaccount........      1,677,706         24,745,772
     Janus Aspen Enterprise Subaccount...........................      1,141,372          3,297,726
     Janus Aspen Overseas Subaccount.............................      8,575,823          8,100,569
     Janus Aspen Worldwide Subaccount............................         74,671             97,775
     LMPVET ClearBridge Variable Aggressive Growth Subaccount....     20,267,983        100,092,501
     LMPVET ClearBridge Variable Appreciation Subaccount.........      9,183,531         88,098,798
     LMPVET ClearBridge Variable Equity Income Builder
        Subaccount...............................................      9,077,298         34,963,469
     LMPVET ClearBridge Variable Fundamental All Cap Value
        Subaccount...............................................      6,934,797         83,376,853
     LMPVET ClearBridge Variable Large Cap Growth Subaccount.....      8,226,585         22,241,527
     LMPVET ClearBridge Variable Large Cap Value Subaccount......      5,362,713         25,905,370
     LMPVET ClearBridge Variable Mid Cap Core Subaccount.........      1,987,150         11,516,607
     LMPVET ClearBridge Variable Small Cap Growth Subaccount.....      5,593,346         16,645,734
     LMPVET Investment Counsel Variable Social Awareness
        Subaccount...............................................      1,367,187          7,101,930
     LMPVET Variable Lifestyle Allocation 50% Subaccount.........      3,066,199         17,014,803
     LMPVET Variable Lifestyle Allocation 70% Subaccount.........      1,388,452          9,107,270
     LMPVET Variable Lifestyle Allocation 85% Subaccount.........        552,312          6,379,190
     LMPVIT Western Asset Variable Global High Yield Bond
        Subaccount...............................................      1,512,830          3,220,479
     LMPVIT Western Asset Variable High Income Subaccount........     10,922,516         27,581,647
     MIST American Funds Balanced Allocation Subaccount..........        669,021            266,598
     MIST American Funds Growth Allocation Subaccount............        722,725            366,275
     MIST American Funds Moderate Allocation Subaccount..........        662,981             94,393

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY OF CONNECTICUT
              NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



6. STATEMENTS OF INVESTMENTS -- (CONTINUED)



                                                                         AS OF DECEMBER 31, 2012
                                                                    ---------------------------------

                                                                        SHARES            COST ($)
                                                                    --------------     --------------
     MIST BlackRock High Yield Subaccount..........................     14,923,426        121,713,247
     MIST BlackRock Large Cap Core Subaccount......................      4,430,002         45,216,404
     MIST Clarion Global Real Estate Subaccount....................      6,614,684         84,661,365
     MIST Dreman Small Cap Value Subaccount........................        789,770         10,264,817
     MIST Harris Oakmark International Subaccount..................      4,677,488         67,762,530
     MIST Invesco Small Cap Growth Subaccount......................        742,636          9,810,276
     MIST Janus Forty Subaccount...................................      6,471,948        475,140,842
     MIST Legg Mason ClearBridge Aggressive Growth Subaccount......        340,184          2,811,273
     MIST Loomis Sayles Global Markets Subaccount..................     11,917,205        131,158,379
     MIST Lord Abbett Bond Debenture Subaccount....................      3,876,759         46,356,342
     MIST Lord Abbett Mid Cap Value Subaccount.....................      3,282,834         60,162,143
     MIST Met/Eaton Vance Floating Rate Subaccount.................        232,827          2,401,349
     MIST Met/Franklin Mutual Shares Subaccount....................        102,736            785,818
     MIST Met/Templeton Growth Subaccount..........................      4,205,155         39,401,494
     MIST MetLife Aggressive Strategy Subaccount...................      5,233,443         54,154,295
     MIST MetLife Balanced Strategy Subaccount.....................      1,951,261         15,385,514
     MIST MetLife Growth Strategy Subaccount.......................      1,698,843         12,852,131
     MIST MetLife Moderate Strategy Subaccount.....................      1,243,106         10,946,864
     MIST MFS Emerging Markets Equity Subaccount...................      6,627,084         67,042,334
     MIST MFS Research International Subaccount....................      9,200,607        104,086,239
     MIST MLA Mid Cap Subaccount...................................      6,382,293         67,978,816
     MIST Morgan Stanley Mid Cap Growth Subaccount.................      1,033,724         10,501,703
     MIST PIMCO Inflation Protected Bond Subaccount................      9,925,694        109,479,601
     MIST PIMCO Total Return Subaccount............................     29,850,503        333,745,290
     MIST Pioneer Fund Subaccount..................................      3,896,154         49,444,156
     MIST Pioneer Strategic Income Subaccount......................     18,518,819        183,404,004
     MIST RCM Technology Subaccount................................      1,752,845          8,527,078
     MIST SSgA Growth and Income ETF Subaccount....................     10,271,543        106,507,458
     MIST SSgA Growth ETF Subaccount...............................     12,827,937        132,749,257
     MIST T. Rowe Price Large Cap Value Subaccount.................      4,783,139        122,268,946
     MIST T. Rowe Price Mid Cap Growth Subaccount..................        306,014          2,574,205
     MIST Third Avenue Small Cap Value Subaccount..................      7,838,757        127,225,258
     MIST Turner Mid Cap Growth Subaccount.........................        195,286          2,350,550
     MIST Van Kampen Comstock Subaccount...........................     13,840,152         92,581,674
     Morgan Stanley Multi Cap Growth Subaccount....................         25,961            796,869
     MSF Barclays Capital Aggregate Bond Index Subaccount..........      8,212,331         89,030,298
     MSF BlackRock Aggressive Growth Subaccount....................      2,911,839         69,884,541
     MSF BlackRock Bond Income Subaccount..........................      1,983,523        206,412,133
     MSF BlackRock Diversified Subaccount..........................     13,809,326        204,934,418
     MSF BlackRock Large Cap Value Subaccount......................      1,496,788         16,833,229
     MSF BlackRock Legacy Large Cap Growth Subaccount..............      6,930,007        126,021,306
     MSF BlackRock Money Market Subaccount.........................      3,382,640        338,263,992
     MSF Davis Venture Value Subaccount............................      3,118,477        102,653,771
     MSF FI Value Leaders Subaccount...............................        476,883         87,471,147
     MSF Jennison Growth Subaccount................................     27,075,579        325,339,122
     MSF Loomis Sayles Small Cap Core Subaccount...................          4,741          1,043,431
     MSF Met/Artisan Mid Cap Value Subaccount......................          9,251          1,448,739
     MSF Met/Dimensional International Small Company
        Subaccount.................................................         60,094            793,526
     MSF MetLife Conservative Allocation Subaccount................      3,640,922         40,181,242
     MSF MetLife Conservative to Moderate Allocation Subaccount....      7,204,199         79,343,938
     MSF MetLife Mid Cap Stock Index Subaccount....................        617,506          8,080,799
     MSF MetLife Moderate Allocation Subaccount....................     34,024,058        387,122,524
     MSF MetLife Moderate to Aggressive Allocation Subaccount......     29,152,470        343,476,849
     MSF MetLife Stock Index Subaccount............................     28,660,044        858,450,852
     MSF MFS Total Return Subaccount...............................      3,339,508        464,605,623

                                                                          FOR THE YEAR ENDED
                                                                           DECEMBER 31, 2012
                                                                    --------------------------------
                                                                       COST OF           PROCEEDS
                                                                    PURCHASES ($)     FROM SALES ($)
                                                                    -------------     --------------
     MIST BlackRock High Yield Subaccount..........................    26,017,607         35,255,890
     MIST BlackRock Large Cap Core Subaccount......................     2,587,874         11,289,853
     MIST Clarion Global Real Estate Subaccount....................     4,974,314         14,282,625
     MIST Dreman Small Cap Value Subaccount........................     1,343,184          3,058,511
     MIST Harris Oakmark International Subaccount..................     5,870,111         14,609,134
     MIST Invesco Small Cap Growth Subaccount......................     2,151,120          4,522,565
     MIST Janus Forty Subaccount...................................     9,367,847         65,488,314
     MIST Legg Mason ClearBridge Aggressive Growth Subaccount......       495,370            959,650
     MIST Loomis Sayles Global Markets Subaccount..................     4,847,217         20,942,782
     MIST Lord Abbett Bond Debenture Subaccount....................     8,517,176         17,099,861
     MIST Lord Abbett Mid Cap Value Subaccount.....................    16,531,597         11,366,044
     MIST Met/Eaton Vance Floating Rate Subaccount.................     1,621,329            461,094
     MIST Met/Franklin Mutual Shares Subaccount....................       220,859            320,716
     MIST Met/Templeton Growth Subaccount..........................     3,249,031         12,397,957
     MIST MetLife Aggressive Strategy Subaccount...................     2,852,034          5,627,601
     MIST MetLife Balanced Strategy Subaccount.....................       625,816          2,975,371
     MIST MetLife Growth Strategy Subaccount.......................       607,191          2,685,811
     MIST MetLife Moderate Strategy Subaccount.....................       991,715          2,208,409
     MIST MFS Emerging Markets Equity Subaccount...................     3,895,679         17,826,644
     MIST MFS Research International Subaccount....................     4,427,158         22,256,192
     MIST MLA Mid Cap Subaccount...................................     4,171,678         14,590,567
     MIST Morgan Stanley Mid Cap Growth Subaccount.................     1,326,179          3,310,226
     MIST PIMCO Inflation Protected Bond Subaccount................    27,832,299         25,890,999
     MIST PIMCO Total Return Subaccount............................    38,755,051         80,326,143
     MIST Pioneer Fund Subaccount..................................     2,132,687         11,122,144
     MIST Pioneer Strategic Income Subaccount......................    27,507,079         50,142,103
     MIST RCM Technology Subaccount................................     1,804,024          2,884,235
     MIST SSgA Growth and Income ETF Subaccount....................     6,779,664          9,689,321
     MIST SSgA Growth ETF Subaccount...............................     9,036,552         14,109,451
     MIST T. Rowe Price Large Cap Value Subaccount.................     5,052,036         24,016,302
     MIST T. Rowe Price Mid Cap Growth Subaccount..................       973,206          1,652,535
     MIST Third Avenue Small Cap Value Subaccount..................     1,861,181         23,011,465
     MIST Turner Mid Cap Growth Subaccount.........................       553,488            557,350
     MIST Van Kampen Comstock Subaccount...........................     4,077,771         48,139,107
     Morgan Stanley Multi Cap Growth Subaccount....................       232,611            326,006
     MSF Barclays Capital Aggregate Bond Index Subaccount..........     6,759,200         15,596,332
     MSF BlackRock Aggressive Growth Subaccount....................     2,011,390         18,576,802
     MSF BlackRock Bond Income Subaccount..........................    20,676,859         53,329,273
     MSF BlackRock Diversified Subaccount..........................     7,130,842         29,905,310
     MSF BlackRock Large Cap Value Subaccount......................     3,388,705          3,324,902
     MSF BlackRock Legacy Large Cap Growth Subaccount..............     4,619,723         41,719,711
     MSF BlackRock Money Market Subaccount.........................   127,677,936        186,195,217
     MSF Davis Venture Value Subaccount............................     2,641,781         22,737,698
     MSF FI Value Leaders Subaccount...............................     1,898,016         15,824,970
     MSF Jennison Growth Subaccount................................   320,448,799         36,116,639
     MSF Loomis Sayles Small Cap Core Subaccount...................       282,464            622,774
     MSF Met/Artisan Mid Cap Value Subaccount......................       125,915            588,502
     MSF Met/Dimensional International Small Company
        Subaccount.................................................       740,141             73,843
     MSF MetLife Conservative Allocation Subaccount................    12,689,878          8,706,783
     MSF MetLife Conservative to Moderate Allocation Subaccount....    13,011,135         17,957,900
     MSF MetLife Mid Cap Stock Index Subaccount....................     2,143,789          1,652,848
     MSF MetLife Moderate Allocation Subaccount....................    20,865,057         42,819,508
     MSF MetLife Moderate to Aggressive Allocation Subaccount......    13,034,108         30,939,695
     MSF MetLife Stock Index Subaccount............................   287,629,210        138,862,319
     MSF MFS Total Return Subaccount...............................    20,439,218         93,863,041

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY OF CONNECTICUT
              NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



6. STATEMENTS OF INVESTMENTS -- (CONCLUDED)



                                                                       AS OF DECEMBER 31, 2012
                                                                   --------------------------------

                                                                      SHARES            COST ($)
                                                                   -------------     --------------
     MSF MFS Value Subaccount....................................      4,646,400         59,610,862
     MSF MSCI EAFE Index Subaccount..............................      5,052,285         80,393,516
     MSF Neuberger Berman Genesis Subaccount.....................          9,123            112,864
     MSF Oppenheimer Global Equity Subaccount....................     19,070,295        295,106,853
     MSF Russell 2000 Index Subaccount...........................      6,649,482         90,180,013
     MSF T. Rowe Price Large Cap Growth Subaccount...............      2,219,459         31,121,213
     MSF T. Rowe Price Small Cap Growth Subaccount...............      5,847,659         80,412,954
     MSF Western Asset Management Strategic Bond Opportunities
       Subaccount................................................      4,000,509         50,314,094
     MSF Western Asset Management U.S. Government Subaccount.....     10,921,818        130,424,082
     Pioneer VCT Emerging Markets Subaccount.....................        571,601         15,086,090
     Pioneer VCT Equity Income Subaccount........................        827,502         16,639,545
     Pioneer VCT Fundamental Value Subaccount....................        887,988          9,879,453
     Pioneer VCT Ibbotson Growth Allocation Subaccount...........     20,237,129        226,479,478
     Pioneer VCT Ibbotson Moderate Allocation Subaccount.........     10,374,121        110,815,055
     Pioneer VCT Mid Cap Value Subaccount........................      1,651,194         32,257,482
     Pioneer VCT Real Estate Shares Subaccount...................        629,397         11,847,806
     UIF Growth Subaccount.......................................        323,593          4,910,719
     UIF U.S. Real Estate Subaccount.............................        885,384         13,373,004
     Wells Fargo VT Small Cap Value Subaccount...................        327,688          3,046,162

                                                                          FOR THE YEAR ENDED
                                                                           DECEMBER 31, 2012
                                                                   --------------------------------
                                                                       COST OF          PROCEEDS
                                                                    PURCHASES ($)    FROM SALES ($)
                                                                   --------------    --------------
     MSF MFS Value Subaccount....................................       6,046,443        13,883,276
     MSF MSCI EAFE Index Subaccount..............................       2,410,698         7,279,120
     MSF Neuberger Berman Genesis Subaccount.....................          99,917             6,948
     MSF Oppenheimer Global Equity Subaccount....................       7,828,797        47,899,423
     MSF Russell 2000 Index Subaccount...........................       2,680,306        12,630,082
     MSF T. Rowe Price Large Cap Growth Subaccount...............       3,352,482         9,751,498
     MSF T. Rowe Price Small Cap Growth Subaccount...............      17,813,728        21,669,392
     MSF Western Asset Management Strategic Bond Opportunities
       Subaccount................................................       4,450,002        12,664,448
     MSF Western Asset Management U.S. Government Subaccount.....      16,037,403        31,677,905
     Pioneer VCT Emerging Markets Subaccount.....................       1,747,322         3,627,999
     Pioneer VCT Equity Income Subaccount........................       1,335,958         3,750,203
     Pioneer VCT Fundamental Value Subaccount....................         767,518         2,084,680
     Pioneer VCT Ibbotson Growth Allocation Subaccount...........       9,513,041        22,378,838
     Pioneer VCT Ibbotson Moderate Allocation Subaccount.........       6,324,781        17,995,581
     Pioneer VCT Mid Cap Value Subaccount........................       1,087,054         8,030,649
     Pioneer VCT Real Estate Shares Subaccount...................         959,814         3,540,937
     UIF Growth Subaccount.......................................         721,099         1,644,780
     UIF U.S. Real Estate Subaccount.............................         900,032         4,891,949
     Wells Fargo VT Small Cap Value Subaccount...................         150,511           678,330

This page is intentionally left blank.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY OF CONNECTICUT
              NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



7. SCHEDULES OF UNITS
   FOR THE YEARS ENDED DECEMBER 31, 2012 AND 2011:


                                                                   ALLIANCEBERNSTEIN GLOBAL
                                    ALGER CAPITAL APPRECIATION          THEMATIC GROWTH             AMERICAN FUNDS BOND
                                            SUBACCOUNT                    SUBACCOUNT                    SUBACCOUNT
                                   ----------------------------- ----------------------------- -----------------------------
                                       2012            2011           2012           2011           2012            2011
                                   -------------  -------------- --------------  ------------- --------------  -------------

Units beginning of year...........     2,234,246       2,108,411      1,221,384      1,545,364      6,649,857      6,629,074
Units issued and transferred
   from other funding options.....       294,395         638,403        129,193      1,539,952      2,069,548      9,924,012
Units redeemed and transferred to
   other funding options..........     (883,118)       (512,568)      (245,791)    (1,863,932)    (2,594,067)    (9,903,229)
                                   -------------  -------------- --------------  ------------- --------------  -------------
Units end of year.................     1,645,523       2,234,246      1,104,786      1,221,384      6,125,338      6,649,857
                                   =============  ============== ==============  ============= ==============  =============


                                                                         AMERICAN FUNDS
                                   AMERICAN FUNDS GLOBAL GROWTH    GLOBAL SMALL CAPITALIZATION      AMERICAN FUNDS GROWTH
                                            SUBACCOUNT                     SUBACCOUNT                    SUBACCOUNT
                                   ------------------------------ ----------------------------- -----------------------------
                                        2012            2011          2012            2011           2012           2011
                                   --------------  -------------- -------------  -------------- -------------  --------------

Units beginning of year...........     92,495,761     115,240,903     1,623,025       2,635,611   226,708,667     282,002,413
Units issued and transferred
   from other funding options.....      3,643,151     105,424,559       271,167       3,287,168     7,165,670     257,694,615
Units redeemed and transferred to
   other funding options..........   (21,798,863)   (128,169,701)     (719,639)     (4,299,754)  (46,144,716)   (312,988,361)
                                   --------------  -------------- -------------  -------------- -------------  --------------
Units end of year.................     74,340,049      92,495,761     1,174,553       1,623,025   187,729,621     226,708,667
                                   ==============  ============== =============  ============== =============  ==============

                                           AMERICAN FUNDS                                        DREYFUS SOCIALLY RESPONSIBLE
                                            GROWTH-INCOME         DELAWARE VIP SMALL CAP VALUE              GROWTH
                                             SUBACCOUNT                    SUBACCOUNT                     SUBACCOUNT
                                   ------------------------------ ------------------------------ -----------------------------
                                        2012            2011           2012            2011           2012           2011
                                   --------------  -------------- --------------  -------------- -------------  --------------

Units beginning of year...........    212,465,063     266,085,972      5,815,368      10,497,320       536,060         480,877
Units issued and transferred
   from other funding options.....      5,747,361     248,225,998        439,078       4,502,467         8,246         100,383
Units redeemed and transferred to
   other funding options..........   (43,423,648)   (301,846,907)    (1,007,507)     (9,184,419)     (114,947)        (45,200)
                                   --------------  -------------- --------------  -------------- -------------  --------------
Units end of year.................    174,788,776     212,465,063      5,246,939       5,815,368       429,359         536,060
                                   ==============  ============== ==============  ============== =============  ==============


                                                                   DWS II DREMAN SMALL MID CAP
                                        DWS I CAPITAL GROWTH                  VALUE                 DWS II GLOBAL THEMATIC
                                             SUBACCOUNT                    SUBACCOUNT                     SUBACCOUNT
                                   ------------------------------ ------------------------------ -----------------------------
                                        2012            2011           2012            2011          2012            2011
                                   --------------  -------------- --------------  -------------- -------------  --------------

Units beginning of year...........      8,491,921       7,420,886      4,665,637       5,549,304     2,219,665       2,895,029
Units issued and transferred
   from other funding options.....        297,934       2,521,070        181,846         193,843        81,579         104,704
Units redeemed and transferred to
   other funding options..........    (1,450,243)     (1,450,035)      (877,476)     (1,077,510)     (534,829)       (780,068)
                                   --------------  -------------- --------------  -------------- -------------  --------------
Units end of year.................      7,339,612       8,491,921      3,970,007       4,665,637     1,766,415       2,219,665
                                   ==============  ============== ==============  ============== =============  ==============

                                    DWS II GOVERNMENT & AGENCY                                 FIDELITY VIP DYNAMIC CAPITAL
                                            SECURITIES              FIDELITY VIP CONTRAFUND            APPRECIATION
                                            SUBACCOUNT                    SUBACCOUNT                    SUBACCOUNT
                                   ----------------------------- ----------------------------- -----------------------------
                                       2012            2011           2012           2011           2012            2011
                                   -------------  -------------- -------------- -------------- --------------  -------------

Units beginning of year...........     5,140,392       4,693,342    141,726,054    160,809,148      1,629,814      1,800,348
Units issued and transferred
   from other funding options.....       695,703       1,357,214      9,011,322    102,224,509        429,851      1,196,589
Units redeemed and transferred to
   other funding options..........   (1,818,892)       (910,164)   (27,069,324)  (121,307,603)      (643,653)    (1,367,123)
                                   -------------  -------------- -------------- -------------- --------------  -------------
Units end of year.................     4,017,203       5,140,392    123,668,052    141,726,054      1,416,012      1,629,814
                                   =============  ============== ============== ============== ==============  =============



                                    FIDELITY VIP EQUITY-INCOME      FIDELITY VIP HIGH INCOME        FIDELITY VIP MID CAP
                                            SUBACCOUNT                     SUBACCOUNT                    SUBACCOUNT
                                   ------------------------------ ----------------------------- -----------------------------
                                        2012            2011          2012            2011           2012           2011
                                   --------------  -------------- -------------  -------------- -------------  --------------

Units beginning of year...........     78,077,952      87,497,260     9,899,875      11,343,721   131,855,567     150,237,224
Units issued and transferred
   from other funding options.....      3,481,471      14,784,785       806,737       1,060,190     9,553,588      89,130,981
Units redeemed and transferred to
   other funding options..........   (11,892,131)    (24,204,093)   (1,840,903)     (2,504,036)  (26,684,655)   (107,512,638)
                                   --------------  -------------- -------------  -------------- -------------  --------------
Units end of year.................     69,667,292      78,077,952     8,865,709       9,899,875   114,724,500     131,855,567
                                   ==============  ============== =============  ============== =============  ==============

                                      FTVIPT FRANKLIN INCOME        FTVIPT FRANKLIN RISING      FTVIPT FRANKLIN SMALL-MID CAP
                                            SECURITIES               DIVIDENDS SECURITIES             GROWTH SECURITIES
                                            SUBACCOUNT                    SUBACCOUNT                     SUBACCOUNT
                                   ----------------------------- ------------------------------ -----------------------------
                                        2012           2011           2012            2011          2012            2011
                                   -------------  -------------- --------------  -------------- -------------  --------------

Units beginning of year...........    22,928,793      29,222,902     15,551,161      16,928,302    25,729,063      31,824,896
Units issued and transferred
   from other funding options.....     2,097,819      30,227,388        808,561       2,332,749     1,458,236      17,928,671
Units redeemed and transferred to
   other funding options..........   (5,008,955)    (36,521,497)    (3,504,218)     (3,709,890)   (5,430,107)    (24,024,504)
                                   -------------  -------------- --------------  -------------- -------------  --------------
Units end of year.................    20,017,657      22,928,793     12,855,504      15,551,161    21,757,192      25,729,063
                                   =============  ============== ==============  ============== =============  ==============


                                       FTVIPT MUTUAL SHARES       FTVIPT TEMPLETON DEVELOPING     FTVIPT TEMPLETON FOREIGN
                                            SECURITIES                MARKETS SECURITIES                 SECURITIES
                                            SUBACCOUNT                    SUBACCOUNT                     SUBACCOUNT
                                   ----------------------------- ------------------------------ -----------------------------
                                        2012           2011           2012            2011          2012            2011
                                   --------------  ------------- --------------  -------------- -------------  --------------

Units beginning of year...........     26,399,650     36,409,020     13,337,044      14,717,477    69,167,489      84,974,211
Units issued and transferred
   from other funding options.....        716,000     36,436,514      1,999,457       2,555,899     4,543,293      65,570,772
Units redeemed and transferred to
   other funding options..........    (8,332,566)   (46,445,884)    (3,060,036)     (3,936,332)  (14,410,972)    (81,377,494)
                                   --------------  ------------- --------------  -------------- -------------  --------------
Units end of year.................     18,783,084     26,399,650     12,276,465      13,337,044    59,299,810      69,167,489
                                   ==============  ============= ==============  ============== =============  ==============

(a) For the period May 2, 2011 to December 31, 2011.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY OF CONNECTICUT
              NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



7. SCHEDULES OF UNITS -- (CONTINUED)
   FOR THE YEARS ENDED DECEMBER 31, 2012 AND 2011:


                                                                             INVESCO V.I.
                                   INVESCO V.I. DIVERSIFIED DIVIDEND     GOVERNMENT SECURITIES      INVESCO V.I. S&P 500 INDEX
                                              SUBACCOUNT                      SUBACCOUNT                    SUBACCOUNT
                                   --------------------------------- ----------------------------- -----------------------------
                                          2012            2011            2012          2011 (a)       2012            2011
                                     --------------  --------------  --------------  ------------- -------------  --------------

Units beginning of year...........        1,477,262       1,892,620      16,254,323             --     2,706,272       6,211,524
Units issued and transferred
   from other funding options.....           51,025       1,825,973         481,791     22,126,396       145,749       6,229,384
Units redeemed and transferred to
   other funding options..........        (362,077)     (2,241,331)     (3,693,967)    (5,872,073)     (719,598)     (9,734,636)
                                     --------------  --------------  --------------  ------------- -------------  --------------
Units end of year.................        1,166,210       1,477,262      13,042,147     16,254,323     2,132,423       2,706,272
                                     ==============  ==============  ==============  ============= =============  ==============


                                                                     INVESCO V.I. VAN KAMPEN        INVESCO V.I. VAN KAMPEN
                                      INVESCO V.I. UTILITIES           AMERICAN FRANCHISE                  COMSTOCK
                                            SUBACCOUNT                     SUBACCOUNT                     SUBACCOUNT
                                   ------------------------------ ----------------------------- ------------------------------
                                        2012            2011           2012            2011          2012          2011 (a)
                                   --------------  -------------- --------------  ------------- --------------  --------------

Units beginning of year...........      1,250,696       1,414,907     10,789,832     12,335,955      8,566,782              --
Units issued and transferred
   from other funding options.....        225,407         247,175        198,500     12,269,424         91,543       9,856,127
Units redeemed and transferred to
   other funding options..........      (450,094)       (411,386)    (1,997,826)   (13,815,547)    (1,496,689)     (1,289,345)
                                   --------------  -------------- --------------  ------------- --------------  --------------
Units end of year.................      1,026,009       1,250,696      8,990,506     10,789,832      7,161,636       8,566,782
                                   ==============  ============== ==============  ============= ==============  ==============

                                      INVESCO V.I. VAN KAMPEN       INVESCO V.I. VAN KAMPEN
                                         EQUITY AND INCOME             GROWTH AND INCOME          JANUS ASPEN ENTERPRISE
                                            SUBACCOUNT                    SUBACCOUNT                    SUBACCOUNT
                                   ----------------------------- ----------------------------- -----------------------------
                                        2012            2011          2012            2011          2012            2011
                                   --------------  ------------- --------------  ------------- --------------  -------------

Units beginning of year...........     70,089,823     95,244,297     72,432,015     95,521,755     15,657,254     20,137,778
Units issued and transferred
   from other funding options.....      3,135,678     95,644,293      1,176,705     89,918,227        954,097     17,474,244
Units redeemed and transferred to
   other funding options..........   (24,055,209)  (120,798,767)   (16,982,386)  (113,007,967)    (3,171,661)   (21,954,768)
                                   --------------  ------------- --------------  ------------- --------------  -------------
Units end of year.................     49,170,292     70,089,823     56,626,334     72,432,015     13,439,690     15,657,254
                                   ==============  ============= ==============  ============= ==============  =============


                                                                                                    LMPVET CLEARBRIDGE
                                       JANUS ASPEN OVERSEAS          JANUS ASPEN WORLDWIDE      VARIABLE AGGRESSIVE GROWTH
                                            SUBACCOUNT                    SUBACCOUNT                    SUBACCOUNT
                                   ----------------------------- ----------------------------- -----------------------------
                                        2012            2011          2012            2011          2012            2011
                                   --------------  ------------- --------------  ------------- --------------  -------------

Units beginning of year...........     35,812,624     40,655,745        865,137      1,013,409    346,829,648    443,390,285
Units issued and transferred
   from other funding options.....      4,561,615     10,693,648         74,255        110,707      8,747,447    364,838,748
Units redeemed and transferred to
   other funding options..........    (7,712,989)   (15,536,769)      (118,333)      (258,979)   (79,087,961)  (461,399,385)
                                   --------------  ------------- --------------  ------------- --------------  -------------
Units end of year.................     32,661,250     35,812,624        821,059        865,137    276,489,134    346,829,648
                                   ==============  ============= ==============  ============= ==============  =============

                                                                                                      LMPVET CLEARBRIDGE
                                        LMPVET CLEARBRIDGE             LMPVET CLEARBRIDGE            VARIABLE FUNDAMENTAL
                                       VARIABLE APPRECIATION     VARIABLE EQUITY INCOME BUILDER          ALL CAP VALUE
                                            SUBACCOUNT                     SUBACCOUNT                     SUBACCOUNT
                                   ----------------------------- ------------------------------ ------------------------------
                                        2012           2011            2012            2011          2012            2011
                                   -------------  --------------  --------------  ------------- --------------  --------------

Units beginning of year...........   264,460,402     340,812,870     116,486,691    117,810,538    289,032,086     360,564,870
Units issued and transferred
   from other funding options.....     5,612,014     309,947,399       5,876,306    158,397,686      6,994,196     290,684,689
Units redeemed and transferred to
   other funding options..........  (60,912,862)   (386,299,867)    (27,433,278)  (159,721,533)   (65,313,423)   (362,217,473)
                                   -------------  --------------  --------------  ------------- --------------  --------------
Units end of year.................   209,159,554     264,460,402      94,929,719    116,486,691    230,712,859     289,032,086
                                   =============  ==============  ==============  ============= ==============  ==============



                                        LMPVET CLEARBRIDGE            LMPVET CLEARBRIDGE             LMPVET CLEARBRIDGE
                                     VARIABLE LARGE CAP GROWTH     VARIABLE LARGE CAP VALUE         VARIABLE MID CAP CORE
                                            SUBACCOUNT                    SUBACCOUNT                     SUBACCOUNT
                                   ----------------------------- ----------------------------- ------------------------------
                                        2012           2011           2012            2011          2012            2011
                                   -------------  -------------- --------------  ------------- --------------  --------------

Units beginning of year...........    87,976,409     107,663,025    106,825,703    129,276,662     29,141,332      39,617,087
Units issued and transferred
   from other funding options.....     2,171,915      89,771,823      2,687,838    102,779,112      1,210,340      37,410,512
Units redeemed and transferred to
   other funding options..........  (17,233,404)   (109,458,439)   (18,490,220)  (125,230,071)    (7,390,239)    (47,886,267)
                                   -------------  -------------- --------------  ------------- --------------  --------------
Units end of year.................    72,914,920      87,976,409     91,023,321    106,825,703     22,961,433      29,141,332
                                   =============  ============== ==============  ============= ==============  ==============

                                        LMPVET CLEARBRIDGE          LMPVET INVESTMENT COUNSEL      LMPVET VARIABLE LIFESTYLE
                                     VARIABLE SMALL CAP GROWTH      VARIABLE SOCIAL AWARENESS           ALLOCATION 50%
                                            SUBACCOUNT                     SUBACCOUNT                     SUBACCOUNT
                                   ------------------------------ ----------------------------- ------------------------------
                                        2012            2011           2012           2011           2012            2011
                                   --------------  -------------- --------------  ------------- --------------  --------------

Units beginning of year...........     38,530,720      46,003,583     23,310,011     28,992,998     54,802,370      69,091,278
Units issued and transferred
   from other funding options.....      2,658,977      37,710,988        674,595     14,833,181      1,804,909      66,066,579
Units redeemed and transferred to
   other funding options..........    (9,567,013)    (45,183,851)    (4,049,455)   (20,516,168)   (11,668,926)    (80,355,487)
                                   --------------  -------------- --------------  ------------- --------------  --------------
Units end of year.................     31,622,684      38,530,720     19,935,151     23,310,011     44,938,353      54,802,370
                                   ==============  ============== ==============  ============= ==============  ==============


                                     LMPVET VARIABLE LIFESTYLE      LMPVET VARIABLE LIFESTYLE        LMPVIT WESTERN ASSET
                                          ALLOCATION 70%                 ALLOCATION 85%         VARIABLE GLOBAL HIGH YIELD BOND
                                            SUBACCOUNT                     SUBACCOUNT                     SUBACCOUNT
                                   ------------------------------ ----------------------------- -------------------------------
                                        2012            2011          2012            2011            2012            2011
                                   --------------  -------------- -------------  --------------  --------------  --------------

Units beginning of year...........     35,895,323      44,663,513    24,183,514      28,603,564       7,281,992       8,965,094
Units issued and transferred
   from other funding options.....        571,889      41,201,406       202,722      27,345,370         478,177       8,265,431
Units redeemed and transferred to
   other funding options..........    (6,809,469)    (49,969,596)   (5,020,705)    (31,765,420)     (1,840,537)     (9,948,533)
                                   --------------  -------------- -------------  --------------  --------------  --------------
Units end of year.................     29,657,743      35,895,323    19,365,531      24,183,514       5,919,632       7,281,992
                                   ==============  ============== =============  ==============  ==============  ==============

(a) For the period May 2, 2011 to December 31, 2011.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY OF CONNECTICUT
              NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



7. SCHEDULES OF UNITS -- (CONTINUED)
   FOR THE YEARS ENDED DECEMBER 31, 2012 AND 2011:


                                       LMPVIT WESTERN ASSET           MIST AMERICAN FUNDS            MIST AMERICAN FUNDS
                                       VARIABLE HIGH INCOME           BALANCED ALLOCATION             GROWTH ALLOCATION
                                            SUBACCOUNT                    SUBACCOUNT                     SUBACCOUNT
                                   ----------------------------- ------------------------------ -----------------------------
                                        2012           2011           2012            2011          2012            2011
                                   -------------  -------------- --------------  -------------- -------------  --------------

Units beginning of year...........    66,903,303      85,709,100      1,843,499       2,241,816     1,580,396       2,314,410
Units issued and transferred
   from other funding options.....     2,458,833      83,334,725        648,933         771,778       769,280         586,831
Units redeemed and transferred to
   other funding options..........  (15,233,957)   (102,140,522)      (302,275)     (1,170,095)     (426,786)     (1,320,845)
                                   -------------  -------------- --------------  -------------- -------------  --------------
Units end of year.................    54,128,179      66,903,303      2,190,157       1,843,499     1,922,890       1,580,396
                                   =============  ============== ==============  ============== =============  ==============


                                        MIST AMERICAN FUNDS                                            MIST BLACKROCK
                                        MODERATE ALLOCATION         MIST BLACKROCK HIGH YIELD          LARGE CAP CORE
                                            SUBACCOUNT                     SUBACCOUNT                    SUBACCOUNT
                                   ----------------------------- ------------------------------ -----------------------------
                                        2012           2011           2012            2011           2012           2011
                                   --------------  ------------- --------------  -------------- -------------  --------------

Units beginning of year...........      1,316,789      1,184,260     62,492,572      72,671,332    46,368,859      54,907,593
Units issued and transferred
   from other funding options.....        617,554        396,221      8,932,018      40,297,898     2,117,953      51,473,923
Units redeemed and transferred to
   other funding options..........      (129,656)      (263,692)   (17,633,288)    (50,476,658)  (10,103,133)    (60,012,657)
                                   --------------  ------------- --------------  -------------- -------------  --------------
Units end of year.................      1,804,687      1,316,789     53,791,302      62,492,572    38,383,679      46,368,859
                                   ==============  ============= ==============  ============== =============  ==============

                                                                                                       MIST HARRIS OAKMARK
                                   MIST CLARION GLOBAL REAL ESTATE  MIST DREMAN SMALL CAP VALUE           INTERNATIONAL
                                             SUBACCOUNT                     SUBACCOUNT                     SUBACCOUNT
                                   ------------------------------- ----------------------------- ------------------------------
                                         2012            2011           2012           2011           2012            2011
                                    --------------  -------------- --------------  ------------- --------------  --------------

Units beginning of year...........      77,408,843      89,036,157      9,341,233     11,051,153     49,035,319      59,047,438
Units issued and transferred
   from other funding options.....       5,892,283      63,202,917      1,222,523      9,501,490      4,764,889      49,612,720
Units redeemed and transferred to
   other funding options..........    (15,220,505)    (74,830,231)    (2,388,971)   (11,211,410)   (10,934,436)    (59,624,839)
                                    --------------  -------------- --------------  ------------- --------------  --------------
Units end of year.................      68,080,621      77,408,843      8,174,785      9,341,233     42,865,772      49,035,319
                                    ==============  ============== ==============  ============= ==============  ==============


                                                                                                 MIST LEGG MASON CLEARBRIDGE
                                   MIST INVESCO SMALL CAP GROWTH        MIST JANUS FORTY              AGGRESSIVE GROWTH
                                            SUBACCOUNT                     SUBACCOUNT                    SUBACCOUNT
                                   ----------------------------- ------------------------------ ------------------------------
                                        2012           2011           2012            2011           2012            2011
                                   --------------  ------------- --------------  -------------- --------------  --------------

Units beginning of year...........      8,619,870      8,936,088    112,073,709     130,954,529      4,640,959         243,732
Units issued and transferred
   from other funding options.....        995,839      9,597,322      5,932,404      46,190,455        824,757       5,358,034
Units redeemed and transferred to
   other funding options..........    (2,778,351)    (9,913,540)   (18,570,588)    (65,071,275)    (1,279,071)       (960,807)
                                   --------------  ------------- --------------  -------------- --------------  --------------
Units end of year.................      6,837,358      8,619,870     99,435,525     112,073,709      4,186,645       4,640,959
                                   ==============  ============= ==============  ============== ==============  ==============

                                     MIST LOOMIS SAYLES GLOBAL       MIST LORD ABBETT BOND            MIST LORD ABBETT
                                              MARKETS                      DEBENTURE                    MID CAP VALUE
                                            SUBACCOUNT                    SUBACCOUNT                     SUBACCOUNT
                                   ----------------------------- ------------------------------ -----------------------------
                                        2012           2011           2012            2011          2012            2011
                                   -------------  -------------- --------------  -------------- -------------  --------------

Units beginning of year...........    30,124,440      33,062,109     32,502,638      40,480,659    48,643,274      59,583,746
Units issued and transferred
   from other funding options.....     1,394,518       2,208,287      2,867,812      36,053,228    10,937,641      55,919,253
Units redeemed and transferred to
   other funding options..........   (4,709,742)     (5,145,956)    (9,115,054)    (44,031,249)  (10,240,728)    (66,859,725)
                                   -------------  -------------- --------------  -------------- -------------  --------------
Units end of year.................    26,809,216      30,124,440     26,255,396      32,502,638    49,340,187      48,643,274
                                   =============  ============== ==============  ============== =============  ==============


                                       MIST MET/EATON VANCE        MIST MET/FRANKLIN MUTUAL
                                           FLOATING RATE                    SHARES                MIST MET/TEMPLETON GROWTH
                                            SUBACCOUNT                    SUBACCOUNT                     SUBACCOUNT
                                   ----------------------------- ------------------------------ -----------------------------
                                        2012           2011           2012            2011          2012            2011
                                   --------------  ------------- --------------  -------------- -------------  --------------

Units beginning of year...........      1,214,850        711,474      1,093,751         849,530    45,862,165      31,582,017
Units issued and transferred
   from other funding options.....      1,528,125      4,730,873         60,752       1,587,454     1,969,835      55,474,414
Units redeemed and transferred to
   other funding options..........      (433,796)    (4,227,497)      (337,250)     (1,343,233)  (12,102,852)    (41,194,266)
                                   --------------  ------------- --------------  -------------- -------------  --------------
Units end of year.................      2,309,179      1,214,850        817,253       1,093,751    35,729,148      45,862,165
                                   ==============  ============= ==============  ============== =============  ==============

                                      MIST METLIFE AGGRESSIVE        MIST METLIFE BALANCED           MIST METLIFE GROWTH
                                             STRATEGY                      STRATEGY                       STRATEGY
                                            SUBACCOUNT                    SUBACCOUNT                     SUBACCOUNT
                                   ----------------------------- ------------------------------ -----------------------------
                                        2012         2011 (a)         2012            2011          2012            2011
                                   -------------  -------------- --------------  -------------- -------------  --------------

Units beginning of year...........    54,062,263              --     19,472,712      21,057,825    16,695,645      18,635,211
Units issued and transferred
   from other funding options.....     4,383,614      61,329,579        153,829       1,162,148       258,473         331,684
Units redeemed and transferred to
   other funding options..........   (6,969,467)     (7,267,316)    (2,156,977)     (2,747,261)   (1,890,818)     (2,271,250)
                                   -------------  -------------- --------------  -------------- -------------  --------------
Units end of year.................    51,476,410      54,062,263     17,469,564      19,472,712    15,063,300      16,695,645
                                   =============  ============== ==============  ============== =============  ==============


                                       MIST METLIFE MODERATE       MIST MFS EMERGING MARKETS          MIST MFS RESEARCH
                                             STRATEGY                       EQUITY                      INTERNATIONAL
                                            SUBACCOUNT                    SUBACCOUNT                     SUBACCOUNT
                                   ----------------------------- ------------------------------ -----------------------------
                                        2012           2011           2012            2011          2012            2011
                                   --------------  ------------- --------------  -------------- -------------  --------------

Units beginning of year...........     12,096,560     13,603,309     32,814,639      40,055,591    77,589,499      48,036,599
Units issued and transferred
   from other funding options.....        516,695      2,197,858      1,910,708      35,785,519     4,053,451      74,378,829
Units redeemed and transferred to
   other funding options..........    (1,554,228)    (3,704,607)    (7,253,895)    (43,026,471)  (17,253,830)    (44,825,929)
                                   --------------  ------------- --------------  -------------- -------------  --------------
Units end of year.................     11,059,027     12,096,560     27,471,452      32,814,639    64,389,120      77,589,499
                                   ==============  ============= ==============  ============== =============  ==============

(a) For the period May 2, 2011 to December 31, 2011.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY OF CONNECTICUT
              NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



7. SCHEDULES OF UNITS -- (CONTINUED)
   FOR THE YEARS ENDED DECEMBER 31, 2012 AND 2011:


                                                                      MIST MORGAN STANLEY          MIST PIMCO INFLATION
                                         MIST MLA MID CAP               MID CAP GROWTH                PROTECTED BOND
                                            SUBACCOUNT                    SUBACCOUNT                    SUBACCOUNT
                                   ----------------------------- ----------------------------- -----------------------------
                                       2012            2011           2012           2011           2012           2011
                                   -------------  -------------- -------------  -------------- -------------  --------------

Units beginning of year...........    50,098,545      55,785,950     9,246,133      11,758,200    81,257,553      84,809,882
Units issued and transferred
   from other funding options.....     3,447,984      24,342,611     1,095,461      10,851,231    16,446,646      81,258,980
Units redeemed and transferred to
   other funding options..........   (9,704,846)    (30,030,016)   (2,180,096)    (13,363,298)  (20,749,987)    (84,811,309)
                                   -------------  -------------- -------------  -------------- -------------  --------------
Units end of year.................    43,841,683      50,098,545     8,161,498       9,246,133    76,954,212      81,257,553
                                   =============  ============== =============  ============== =============  ==============



                                      MIST PIMCO TOTAL RETURN          MIST PIONEER FUND       MIST PIONEER STRATEGIC INCOME
                                            SUBACCOUNT                    SUBACCOUNT                    SUBACCOUNT
                                   ----------------------------- ----------------------------- -----------------------------
                                        2012           2011           2012            2011          2012            2011
                                   --------------  ------------- --------------  ------------- --------------  -------------

Units beginning of year...........    260,102,976    285,034,968     43,521,716     30,744,777    134,759,531    163,592,465
Units issued and transferred
   from other funding options.....     28,318,767    267,862,443      1,524,750     45,644,359     14,779,317    122,782,751
Units redeemed and transferred to
   other funding options..........   (58,216,286)  (292,794,435)    (7,696,896)   (32,867,420)   (32,525,259)  (151,615,685)
                                   --------------  ------------- --------------  ------------- --------------  -------------
Units end of year.................    230,205,457    260,102,976     37,349,570     43,521,716    117,013,589    134,759,531
                                   ==============  ============= ==============  ============= ==============  =============

                                                                  MIST SSGA GROWTH AND INCOME
                                        MIST RCM TECHNOLOGY                   ETF                  MIST SSGA GROWTH ETF
                                            SUBACCOUNT                    SUBACCOUNT                    SUBACCOUNT
                                   ----------------------------- ----------------------------- ------------------------------
                                        2012           2011           2012            2011          2012            2011
                                   -------------  -------------- --------------  ------------- --------------  --------------

Units beginning of year...........    10,508,349       1,999,423    102,294,878    110,185,544    133,087,707     142,607,091
Units issued and transferred
   from other funding options.....       665,858      11,038,370      4,834,219      5,350,636      7,009,857       7,773,698
Units redeemed and transferred to
   other funding options..........   (3,139,209)     (2,529,444)   (10,518,252)   (13,241,302)   (16,932,202)    (17,293,082)
                                   -------------  -------------- --------------  ------------- --------------  --------------
Units end of year.................     8,034,998      10,508,349     96,610,845    102,294,878    123,165,362     133,087,707
                                   =============  ============== ==============  ============= ==============  ==============


                                   MIST T. ROWE PRICE LARGE CAP   MIST T. ROWE PRICE MID CAP    MIST THIRD AVENUE SMALL CAP
                                               VALUE                        GROWTH                         VALUE
                                            SUBACCOUNT                    SUBACCOUNT                    SUBACCOUNT
                                   ----------------------------- ----------------------------- -----------------------------
                                       2012            2011           2012           2011           2012            2011
                                   -------------  -------------- -------------  -------------- --------------  -------------

Units beginning of year...........   128,584,761     153,267,618     2,874,302       2,637,941    102,729,374    118,085,929
Units issued and transferred
   from other funding options.....     5,206,738     126,485,432       431,944       2,203,292      4,198,888     78,832,566
Units redeemed and transferred to
   other funding options..........  (23,909,183)   (151,168,289)   (1,277,401)     (1,966,931)   (19,331,152)   (94,189,121)
                                   -------------  -------------- -------------  -------------- --------------  -------------
Units end of year.................   109,882,316     128,584,761     2,028,845       2,874,302     87,597,110    102,729,374
                                   =============  ============== =============  ============== ==============  =============

                                                                                                 MORGAN STANLEY MULTI CAP
                                    MIST TURNER MID CAP GROWTH     MIST VAN KAMPEN COMSTOCK               GROWTH
                                            SUBACCOUNT                    SUBACCOUNT                    SUBACCOUNT
                                   ----------------------------- ----------------------------- -----------------------------
                                       2012            2011           2012           2011           2012           2011
                                   -------------  -------------- -------------  -------------- -------------- --------------

Units beginning of year...........     1,652,474       1,767,559   137,929,311     178,757,353        683,491        877,893
Units issued and transferred
   from other funding options.....       119,183         222,677     3,198,466     160,196,705        134,143        865,238
Units redeemed and transferred to
   other funding options..........     (337,860)       (337,762)  (35,621,074)   (201,024,747)      (182,694)    (1,059,640)
                                   -------------  -------------- -------------  -------------- -------------- --------------
Units end of year.................     1,433,797       1,652,474   105,506,703     137,929,311        634,940        683,491
                                   =============  ============== =============  ============== ============== ==============


                                   MSF BARCLAYS CAPITAL AGGREGATE   MSF BLACKROCK AGGRESSIVE
                                             BOND INDEX                      GROWTH               MSF BLACKROCK BOND INCOME
                                             SUBACCOUNT                    SUBACCOUNT                    SUBACCOUNT
                                   ------------------------------ ----------------------------- -----------------------------
                                         2012           2011           2012            2011          2012            2011
                                    --------------  ------------- --------------  ------------- --------------  -------------

Units beginning of year...........      45,268,185     51,647,712     95,805,405    116,770,017    185,391,674    225,736,980
Units issued and transferred
   from other funding options.....       2,911,941      3,228,498      3,785,668     95,970,287     14,170,027    158,016,694
Units redeemed and transferred to
   other funding options..........     (7,904,161)    (9,608,025)   (18,694,379)  (116,934,899)   (40,101,925)  (198,362,000)
                                    --------------  ------------- --------------  ------------- --------------  -------------
Units end of year.................      40,275,965     45,268,185     80,896,694     95,805,405    159,459,776    185,391,674
                                    ==============  ============= ==============  ============= ==============  =============

                                                                                                    MSF BLACKROCK LEGACY
                                     MSF BLACKROCK DIVERSIFIED   MSF BLACKROCK LARGE CAP VALUE        LARGE CAP GROWTH
                                            SUBACCOUNT                    SUBACCOUNT                     SUBACCOUNT
                                   ----------------------------- ------------------------------ -----------------------------
                                        2012           2011           2012            2011          2012            2011
                                   -------------  -------------- --------------  -------------- -------------  --------------

Units beginning of year...........   105,534,840     118,061,128     13,528,382      15,747,692   197,272,481     232,943,584
Units issued and transferred
   from other funding options.....     3,480,698      10,254,747        730,110         698,899     5,571,987     181,176,484
Units redeemed and transferred to
   other funding options..........  (13,931,320)    (22,781,035)    (2,672,701)     (2,918,209)  (37,085,497)   (216,847,587)
                                   -------------  -------------- --------------  -------------- -------------  --------------
Units end of year.................    95,084,218     105,534,840     11,585,791      13,528,382   165,758,971     197,272,481
                                   =============  ============== ==============  ============== =============  ==============



                                    MSF BLACKROCK MONEY MARKET      MSF DAVIS VENTURE VALUE         MSF FI VALUE LEADERS
                                            SUBACCOUNT                    SUBACCOUNT                     SUBACCOUNT
                                   ----------------------------- ------------------------------ -----------------------------
                                        2012           2011           2012            2011          2012            2011
                                   -------------- -------------- --------------  -------------- -------------  --------------

Units beginning of year...........    355,598,094    390,620,368     96,387,852      39,290,500    63,384,285      77,016,714
Units issued and transferred
   from other funding options.....    149,151,409    476,826,492      2,319,534      96,208,204     1,381,347      53,370,473
Units redeemed and transferred to
   other funding options..........  (198,796,530)  (511,848,766)   (17,614,216)    (39,110,852)  (11,671,456)    (67,002,902)
                                   -------------- -------------- --------------  -------------- -------------  --------------
Units end of year.................    305,952,973    355,598,094     81,093,170      96,387,852    53,094,176      63,384,285
                                   ============== ============== ==============  ============== =============  ==============

(a) For the period May 2, 2011 to December 31, 2011.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY OF CONNECTICUT
              NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



7. SCHEDULES OF UNITS -- (CONTINUED)
   FOR THE YEARS ENDED DECEMBER 31, 2012 AND 2011:


                                                                       MSF LOOMIS SAYLES           MSF MET/ARTISAN MID CAP
                                        MSF JENNISON GROWTH             SMALL CAP CORE                      VALUE
                                            SUBACCOUNT                    SUBACCOUNT                     SUBACCOUNT
                                   ----------------------------- ----------------------------- ------------------------------
                                        2012           2011           2012            2011          2012            2011
                                   -------------  -------------- --------------  ------------- --------------  --------------

Units beginning of year...........    60,489,570      76,713,717        421,875        192,214        918,844       1,029,255
Units issued and transferred
   from other funding options.....   331,078,417      72,566,487         89,010        503,095         49,909       1,063,204
Units redeemed and transferred to
   other funding options..........  (43,781,640)    (88,790,634)      (185,959)      (273,434)      (241,525)     (1,173,615)
                                   -------------  -------------- --------------  ------------- --------------  --------------
Units end of year.................   347,786,347      60,489,570        324,926        421,875        727,228         918,844
                                   =============  ============== ==============  ============= ==============  ==============


                                        MSF MET/DIMENSIONAL        MSF METLIFE CONSERVATIVE      MSF METLIFE CONSERVATIVE TO
                                    INTERNATIONAL SMALL COMPANY           ALLOCATION                 MODERATE ALLOCATION
                                            SUBACCOUNT                    SUBACCOUNT                     SUBACCOUNT
                                   ----------------------------- ----------------------------- ------------------------------
                                        2012           2011           2012            2011          2012            2011
                                   -------------  -------------- --------------  ------------- --------------  --------------

Units beginning of year...........        82,833          63,743     31,816,365     32,850,961     75,138,747      81,246,395
Units issued and transferred
   from other funding options.....       475,285         100,017      8,906,925     33,765,680     10,825,726      31,579,761
Units redeemed and transferred to
   other funding options..........      (45,444)        (80,927)    (6,972,504)   (34,800,276)   (16,362,783)    (37,687,409)
                                   -------------  -------------- --------------  ------------- --------------  --------------
Units end of year.................       512,674          82,833     33,750,786     31,816,365     69,601,690      75,138,747
                                   =============  ============== ==============  ============= ==============  ==============

                                                                     MSF METLIFE MODERATE          MSF METLIFE MODERATE TO
                                     MSF METLIFE MID CAP STOCK            ALLOCATION                AGGRESSIVE ALLOCATION
                                         INDEX SUBACCOUNT                 SUBACCOUNT                     SUBACCOUNT
                                   ----------------------------- ----------------------------- ------------------------------
                                        2012           2011           2012            2011          2012            2011
                                   -------------  -------------- --------------  ------------- --------------  --------------

Units beginning of year...........     6,867,767       6,949,687    365,836,158    393,118,303    320,193,265     343,766,439
Units issued and transferred
   from other funding options.....     1,987,923       2,781,003     27,008,932     73,459,725     19,562,785      42,817,441
Units redeemed and transferred to
   other funding options..........   (1,872,518)     (2,862,923)   (50,165,745)  (100,741,870)   (38,317,062)    (66,390,615)
                                   -------------  -------------- --------------  ------------- --------------  --------------
Units end of year.................     6,983,172       6,867,767    342,679,345    365,836,158    301,438,988     320,193,265
                                   =============  ============== ==============  ============= ==============  ==============



                                      MSF METLIFE STOCK INDEX        MSF MFS TOTAL RETURN              MSF MFS VALUE
                                            SUBACCOUNT                    SUBACCOUNT                    SUBACCOUNT
                                   ----------------------------- ----------------------------- ------------------------------
                                       2012            2011           2012           2011           2012            2011
                                   -------------  -------------- --------------  ------------- --------------  --------------

Units beginning of year...........   660,304,058     752,977,742    300,786,307    365,263,272     48,193,344      55,157,576
Units issued and transferred
   from other funding options.....   206,111,279      85,985,098     10,295,635    283,119,661      4,138,969      33,120,541
Units redeemed and transferred to
   other funding options.......... (119,538,729)   (178,658,782)   (58,329,549)  (347,596,626)   (10,138,714)    (40,084,773)
                                   -------------  -------------- --------------  ------------- --------------  --------------
Units end of year.................   746,876,608     660,304,058    252,752,393    300,786,307     42,193,599      48,193,344
                                   =============  ============== ==============  ============= ==============  ==============

                                                                         MSF NEUBERGER             MSF OPPENHEIMER GLOBAL
                                        MSF MSCI EAFE INDEX             BERMAN GENESIS                     EQUITY
                                            SUBACCOUNT                    SUBACCOUNT                     SUBACCOUNT
                                   ----------------------------- ------------------------------ -----------------------------
                                        2012           2011           2012          2011 (a)        2012            2011
                                   -------------  -------------- --------------  -------------- -------------  --------------

Units beginning of year...........    35,199,957      39,250,929         12,539              --   319,487,588     355,293,700
Units issued and transferred
   from other funding options.....     1,670,192       2,117,134         60,985          12,540    13,204,233     112,061,168
Units redeemed and transferred to
   other funding options..........   (5,278,216)     (6,168,106)        (3,230)             (1)  (52,417,562)   (147,867,280)
                                   -------------  -------------- --------------  -------------- -------------  --------------
Units end of year.................    31,591,933      35,199,957         70,294          12,539   280,274,259     319,487,588
                                   =============  ============== ==============  ============== =============  ==============


                                                                  MSF T. ROWE PRICE LARGE CAP    MSF T. ROWE PRICE SMALL CAP
                                      MSF RUSSELL 2000 INDEX                GROWTH                         GROWTH
                                            SUBACCOUNT                    SUBACCOUNT                     SUBACCOUNT
                                   ----------------------------- ------------------------------ -----------------------------
                                        2012           2011           2012            2011          2012            2011
                                   --------------  ------------- --------------  -------------- -------------  --------------

Units beginning of year...........     37,289,119     41,489,141     37,121,993      45,753,740    71,061,468      76,912,938
Units issued and transferred
   from other funding options.....      2,048,180      2,697,285      3,626,587      35,502,982     8,165,803      37,828,196
Units redeemed and transferred to
   other funding options..........    (5,682,371)    (6,897,307)    (8,547,524)    (44,134,729)  (16,591,275)    (43,679,666)
                                   --------------  ------------- --------------  -------------- -------------  --------------
Units end of year.................     33,654,928     37,289,119     32,201,056      37,121,993    62,635,996      71,061,468
                                   ==============  ============= ==============  ============== =============  ==============

                                   MSF WESTERN ASSET MANAGEMENT  MSF WESTERN ASSET MANAGEMENT
                                   STRATEGIC BOND OPPORTUNITIES         U.S. GOVERNMENT        PIONEER VCT EMERGING MARKETS
                                            SUBACCOUNT                    SUBACCOUNT                    SUBACCOUNT
                                   ----------------------------- ----------------------------- -----------------------------
                                       2012            2011           2012           2011           2012           2011
                                   -------------  -------------- -------------  -------------- --------------  -------------

Units beginning of year...........    39,676,652       3,494,208   101,794,264     125,335,567      6,504,758      8,376,046
Units issued and transferred
   from other funding options.....     1,705,643      49,512,412    14,563,215     104,919,656        622,758        974,984
Units redeemed and transferred to
   other funding options..........   (7,809,202)    (13,329,968)  (27,005,185)   (128,460,959)    (1,518,029)    (2,846,272)
                                   -------------  -------------- -------------  -------------- --------------  -------------
Units end of year.................    33,573,093      39,676,652    89,352,294     101,794,264      5,609,487      6,504,758
                                   =============  ============== =============  ============== ==============  =============


                                                                                                PIONEER VCT IBBOTSON GROWTH
                                     PIONEER VCT EQUITY INCOME   PIONEER VCT FUNDAMENTAL VALUE          ALLOCATION
                                            SUBACCOUNT                    SUBACCOUNT                    SUBACCOUNT
                                   ----------------------------- ----------------------------- -----------------------------
                                        2012           2011           2012            2011         2012            2011
                                   --------------  ------------- --------------  ------------- -------------  --------------

Units beginning of year...........     12,775,811     14,712,580     10,856,888     13,452,820   206,818,842     221,599,749
Units issued and transferred
   from other funding options.....        638,358      1,452,330        725,572        420,189     7,455,420       7,579,123
Units redeemed and transferred to
   other funding options..........    (2,367,863)    (3,389,099)    (1,862,792)    (3,016,121)  (18,038,451)    (22,360,030)
                                   --------------  ------------- --------------  ------------- -------------  --------------
Units end of year.................     11,046,306     12,775,811      9,719,668     10,856,888   196,235,811     206,818,842
                                   ==============  ============= ==============  ============= =============  ==============

(a) For the period May 2, 2011 to December 31, 2011.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY OF CONNECTICUT
              NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



7. SCHEDULES OF UNITS -- (CONCLUDED)
   FOR THE YEARS ENDED DECEMBER 31, 2012 AND 2011:


                                       PIONEER VCT IBBOTSON
                                        MODERATE ALLOCATION         PIONEER VCT MID CAP VALUE   PIONEER VCT REAL ESTATE SHARES
                                            SUBACCOUNT                     SUBACCOUNT                     SUBACCOUNT
                                   ------------------------------ ----------------------------- ------------------------------
                                        2012            2011           2012            2011          2012            2011
                                   --------------  -------------- --------------  -------------  -------------  --------------

Units beginning of year...........    107,898,072     119,014,176     21,724,375     27,106,926      6,712,774       8,080,999
Units issued and transferred
   from other funding options.....      4,727,843       5,895,965      1,014,781     17,222,895        430,599         742,971
Units redeemed and transferred to
   other funding options..........   (15,302,556)    (17,012,069)    (5,172,262)   (22,605,446)    (1,608,357)     (2,111,196)
                                   --------------  -------------- --------------  -------------  -------------  --------------
Units end of year.................     97,323,359     107,898,072     17,566,894     21,724,375      5,535,016       6,712,774
                                   ==============  ============== ==============  =============  =============  ==============


                                                                                                        WELLS FARGO VT
                                            UIF GROWTH                UIF U.S. REAL ESTATE              SMALL CAP VALUE
                                            SUBACCOUNT                     SUBACCOUNT                     SUBACCOUNT
                                   ------------------------------ ----------------------------- ------------------------------
                                        2012            2011           2012            2011          2012            2011
                                   --------------  -------------- --------------  ------------- --------------  --------------

Units beginning of year...........      6,391,312       7,852,817     11,698,765     16,338,780      2,074,209       2,391,673
Units issued and transferred
   from other funding options.....        309,375       6,260,195        997,265     16,433,965         76,493       1,338,898
Units redeemed and transferred to
   other funding options..........    (1,221,591)     (7,721,700)    (3,632,973)   (21,073,980)      (369,583)     (1,656,362)
                                   --------------  -------------- --------------  ------------- --------------  --------------
Units end of year.................      5,479,096       6,391,312      9,063,057     11,698,765      1,781,119       2,074,209
                                   ==============  ============== ==============  ============= ==============  ==============

(a) For the period May 2, 2011 to December 31, 2011.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY OF CONNECTICUT
              NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8. FINANCIAL HIGHLIGHTS


The Company sells a number of variable annuity products which have unique combinations of features and fees, some of which directly affect the unit values of the Subaccounts. Differences in the fee structures result in a variety of unit values, expense ratios, and total returns.

The following table is a summary of unit values and units outstanding for the Contracts, net investment income ratios, and expense ratios, excluding expenses for the underlying portfolio, series, or fund, for the respective stated periods in the five years ended December 31, 2012:

                                                                AS OF DECEMBER 31
                                               ----------------------------------------------------
                                                                   UNIT VALUE
                                                                    LOWEST TO             NET
                                                    UNITS          HIGHEST ($)        ASSETS ($)
                                               -------------    ----------------   ----------------
  Alger Capital Appreciation             2012      1,645,523         1.66 - 2.09          3,300,965
     Subaccount                          2011      2,234,246         1.44 - 1.80          3,906,644
                                         2010      2,108,411         1.49 - 1.84          3,755,704
                                         2009      2,568,654         1.34 - 1.65          4,100,549
                                         2008      2,726,355         0.91 - 1.11          2,946,088

  AllianceBernstein Global               2012      1,104,786         0.78 - 0.80            878,354
     Thematic Growth Subaccount          2011      1,221,384         0.70 - 0.72            873,875
                                         2010      1,545,364         0.94 - 0.96          1,471,499
                                         2009      1,859,710         0.80 - 0.82          1,520,169
                                         2008      1,967,504         0.54 - 0.55          1,068,173

  American Funds Bond                    2012      6,125,338         1.66 - 1.80         10,642,898
     Subaccount                          2011      6,649,857         1.61 - 1.73         11,151,382
     (Commenced 4/28/2008)               2010      6,629,074         1.54 - 1.65         10,629,167
                                         2009      5,354,874         1.48 - 1.57          8,185,030
                                         2008      1,707,759         1.34 - 1.42          2,375,182

  American Funds Global                  2012     74,340,049         1.48 - 2.31        143,143,628
     Growth Subaccount                   2011     92,495,761         1.23 - 1.92        148,056,485
                                         2010    115,240,903         1.38 - 2.14        206,239,786
                                         2009    130,525,259         1.26 - 1.95        212,149,219
                                         2008    148,315,752         0.89 - 1.39        171,788,338

  American Funds Global Small            2012      1,174,553         2.68 - 2.89          3,283,267
     Capitalization Subaccount           2011      1,623,025         2.32 - 2.48          3,907,280
     (Commenced 4/28/2008)               2010      2,635,611         2.92 - 3.11          7,972,844
                                         2009      1,997,395         2.43 - 2.58          5,011,389
                                         2008        638,633         1.54 - 1.62          1,017,332

  American Funds Growth                  2012    187,729,621         1.22 - 1.96        309,138,975
     Subaccount                          2011    226,708,667         1.06 - 1.69        323,137,038
                                         2010    282,002,413         1.14 - 1.80        428,158,662
                                         2009    323,767,342         0.99 - 1.54        421,186,273
                                         2008    359,615,200         0.72 - 1.13        341,207,267

  American Funds                         2012    174,788,776         1.14 - 1.68        261,008,029
     Growth-Income Subaccount            2011    212,465,063         1.00 - 1.46        275,594,046
                                         2010    266,085,972         1.04 - 1.51        358,904,564
                                         2009    305,682,875         0.95 - 1.38        376,941,251
                                         2008    341,874,694         0.73 - 1.07        327,273,662

  Delaware VIP Small Cap                 2012      5,246,939         1.89 - 3.44         12,614,903
     Value Subaccount                    2011      5,815,368         1.66 - 3.04         12,653,755
                                         2010     10,497,320         1.69 - 3.10         24,258,561
                                         2009     11,809,419         1.28 - 2.36         21,004,334
                                         2008     13,377,371         0.98 - 1.80         18,558,123

                                                         FOR THE YEAR ENDED DECEMBER 31
                                               -----------------------------------------------------
                                               INVESTMENT(1)   EXPENSE RATIO(2)     TOTAL RETURN(3)
                                                  INCOME           LOWEST TO           LOWEST TO
                                                 RATIO (%)        HIGHEST (%)         HIGHEST (%)
                                               -------------   -----------------   -----------------
  Alger Capital Appreciation             2012        0.46         1.55 - 2.65          14.79 - 16.07
     Subaccount                          2011          --         1.55 - 2.65        (3.24) - (2.17)
                                         2010        0.23         1.55 - 2.65          10.70 - 11.89
                                         2009          --         1.55 - 2.65          46.68 - 48.33
                                         2008          --         1.55 - 2.65      (46.69) - (46.09)

  AllianceBernstein Global               2012          --         1.65 - 1.90          11.10 - 11.38
     Thematic Growth Subaccount          2011        0.36         1.65 - 1.90      (24.89) - (24.66)
                                         2010        1.97         1.65 - 1.90          16.42 - 16.57
                                         2009          --         1.65 - 1.90          50.28 - 50.64
                                         2008          --         1.65 - 1.90      (48.51) - (48.29)

  American Funds Bond                    2012        2.46         1.40 - 1.90            3.38 - 3.90
     Subaccount                          2011        3.15         1.40 - 1.90            4.08 - 4.60
     (Commenced 4/28/2008)               2010        3.26         1.40 - 1.90            4.47 - 4.96
                                         2009        4.01         1.40 - 1.90          10.47 - 11.08
                                         2008        8.67         1.40 - 1.90      (10.75) - (10.45)

  American Funds Global                  2012        0.84         0.30 - 2.60          19.40 - 22.19
     Growth Subaccount                   2011        1.21         0.30 - 2.70       (11.30) - (9.16)
                                         2010        1.45         0.30 - 2.70           8.71 - 11.44
                                         2009        1.43         0.30 - 2.70          38.52 - 41.88
                                         2008        1.71         0.30 - 2.70      (40.07) - (38.58)

  American Funds Global Small            2012        1.34         1.40 - 1.90          15.94 - 16.53
     Capitalization Subaccount           2011        1.46         1.40 - 1.90      (20.66) - (20.26)
     (Commenced 4/28/2008)               2010        1.81         1.40 - 1.90          20.08 - 20.69
                                         2009        0.46         1.40 - 1.90          58.31 - 59.01
                                         2008          --         1.40 - 1.90      (49.55) - (49.38)

  American Funds Growth                  2012        0.76         0.30 - 2.70          14.74 - 17.54
     Subaccount                          2011        0.58         0.30 - 2.70        (6.83) - (4.57)
                                         2010        0.70         0.30 - 2.70          15.51 - 18.38
                                         2009        0.66         0.30 - 2.70          35.68 - 38.90
                                         2008        0.78         0.30 - 2.70      (45.51) - (44.10)

  American Funds                         2012        1.53         0.30 - 2.75          14.28 - 17.13
     Growth-Income Subaccount            2011        1.43         0.30 - 2.75        (4.48) - (2.15)
                                         2010        1.43         0.30 - 2.75           8.45 - 11.08
                                         2009        1.60         0.30 - 2.75          27.57 - 30.86
                                         2008        1.64         0.30 - 2.75      (39.52) - (38.03)

  Delaware VIP Small Cap                 2012        0.59         0.30 - 1.30          12.43 - 13.56
     Value Subaccount                    2011        0.67         0.30 - 1.30        (2.60) - (1.66)
                                         2010        0.66         0.30 - 2.60          28.92 - 31.90
                                         2009        1.02         0.30 - 2.60          28.40 - 31.49
                                         2008        0.81         0.30 - 2.60      (31.67) - (30.11)

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY OF CONNECTICUT
              NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8. FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                                AS OF DECEMBER 31
                                               ----------------------------------------------------
                                                                   UNIT VALUE
                                                                    LOWEST TO             NET
                                                    UNITS          HIGHEST ($)        ASSETS ($)
                                               -------------    ----------------   ----------------
  Dreyfus Socially                       2012        429,359         1.15 - 1.41            581,605
     Responsible Growth                  2011        536,060         1.05 - 1.29            663,326
     Subaccount                          2010        480,877         1.08 - 1.30            602,610
                                         2009        574,094         0.96 - 1.15            639,903
                                         2008        582,742         0.74 - 0.88            495,408

  DWS I Capital Growth                   2012      7,339,612         1.17 - 1.49         10,389,318
     Subaccount                          2011      8,491,921         1.04 - 1.31         10,582,962
                                         2010      7,420,886         1.12 - 1.40          9,928,161
                                         2009      8,917,378         0.99 - 1.22         10,469,508
                                         2008     10,177,735         0.80 - 0.98          9,638,233

  DWS II Dreman Small Mid Cap            2012      3,970,007         1.28 - 2.14          7,824,888
     Value Subaccount                    2011      4,665,637         1.16 - 1.91          8,261,005
                                         2010      5,549,304         1.27 - 2.08         10,696,706
                                         2009      6,769,158         1.06 - 1.72         10,898,028
                                         2008      7,699,706         0.84 - 1.35          9,778,847

  DWS II Global Thematic                 2012      1,766,415         1.16 - 1.69          2,776,163
     Subaccount                          2011      2,219,665         1.00 - 1.45          3,026,970
                                         2010      2,895,029         1.21 - 1.72          4,734,517
                                         2009      3,417,264         1.09 - 1.55          5,030,435
                                         2008      3,883,900         0.78 - 1.10          4,073,603

  DWS II Government & Agency             2012      4,017,203         1.19 - 1.32          5,114,710
     Securities Subaccount               2011      5,140,392         1.19 - 1.31          6,487,438
                                         2010      4,693,342         1.14 - 1.24          5,647,349
                                         2009      5,472,346         1.10 - 1.18          6,311,542
                                         2008      7,027,315         1.05 - 1.12          7,663,328

  Fidelity VIP Contrafund                2012    123,668,052         1.25 - 2.01        224,167,053
     Subaccount                          2011    141,726,054         1.09 - 1.77        223,715,085
                                         2010    160,809,148         1.15 - 1.85        264,096,436
                                         2009    181,273,642         1.00 - 1.61        257,127,712
                                         2008    193,501,420         0.76 - 1.21        204,385,840

  Fidelity VIP Dynamic                   2012      1,416,012         1.11 - 1.88          2,129,562
     Capital Appreciation                2011      1,629,814         0.92 - 1.54          2,068,621
     Subaccount                          2010      1,800,348         0.96 - 1.59          2,381,228
                                         2009      2,259,227         0.82 - 1.35          2,578,968
                                         2008      2,474,553         0.61 - 1.00          2,110,918

  Fidelity VIP Equity-Income             2012     69,667,292         1.22 - 3.41        224,230,879
     Subaccount                          2011     78,077,952         1.06 - 2.94        213,824,134
                                         2010     87,497,260         1.07 - 2.95        237,379,610
                                         2009    108,541,676         0.95 - 2.60        240,102,941
                                         2008    115,661,779         0.74 - 2.02        199,519,894

  Fidelity VIP High Income               2012      8,865,709         1.69 - 2.98         26,193,581
     Subaccount                          2011      9,899,875         1.50 - 2.64         25,924,805
                                         2010     11,343,721         1.46 - 2.57         28,813,104
                                         2009     14,725,421         1.25 - 2.29         31,480,724
                                         2008     15,749,612         0.88 - 1.61         23,781,248

                                                         FOR THE YEAR ENDED DECEMBER 31
                                               -----------------------------------------------------
                                               INVESTMENT(1)   EXPENSE RATIO(2)     TOTAL RETURN(3)
                                                  INCOME           LOWEST TO           LOWEST TO
                                                 RATIO (%)        HIGHEST (%)         HIGHEST (%)
                                               -------------   -----------------   -----------------
  Dreyfus Socially                       2012        0.63         1.55 - 2.65            8.76 - 9.97
     Responsible Growth                  2011        0.67         1.55 - 2.65        (1.95) - (0.92)
     Subaccount                          2010        0.73         1.55 - 2.65          11.51 - 12.77
                                         2009        0.64         1.55 - 2.65          29.92 - 31.39
                                         2008        0.43         1.55 - 2.65      (36.31) - (35.59)

  DWS I Capital Growth                   2012        0.54         1.55 - 2.65          12.57 - 13.83
     Subaccount                          2011        0.36         1.55 - 2.65        (7.23) - (6.23)
                                         2010        0.58         1.55 - 2.65          13.26 - 14.61
                                         2009        1.08         1.55 - 2.65          23.17 - 24.54
                                         2008        0.66         1.55 - 2.65      (34.97) - (34.27)

  DWS II Dreman Small Mid Cap            2012        0.81         1.55 - 2.65          10.40 - 11.63
     Value Subaccount                    2011        0.68         1.55 - 2.65        (8.79) - (7.76)
                                         2010        0.93         1.55 - 2.65          19.45 - 20.78
                                         2009        1.69         1.55 - 2.65          25.92 - 27.35
                                         2008        1.35         1.55 - 2.65      (35.41) - (34.74)

  DWS II Global Thematic                 2012        1.06         1.55 - 2.65          15.05 - 16.33
     Subaccount                          2011        0.24         1.55 - 2.65      (16.91) - (15.95)
                                         2010        0.62         1.55 - 2.65          10.27 - 11.51
                                         2009        1.26         1.55 - 2.65          39.48 - 41.06
                                         2008        1.13         1.55 - 2.65      (49.25) - (48.71)

  DWS II Government & Agency             2012        3.52         1.55 - 2.65          (0.21) - 0.90
     Securities Subaccount               2011        3.81         1.55 - 2.65            4.39 - 5.49
                                         2010        4.40         1.55 - 2.65            3.45 - 4.56
                                         2009        4.70         1.55 - 2.65            4.95 - 6.09
                                         2008        4.25         1.55 - 2.65            1.74 - 2.86

  Fidelity VIP Contrafund                2012        1.10         0.30 - 2.65          13.09 - 15.79
     Subaccount                          2011        0.77         0.30 - 2.70        (5.31) - (3.06)
                                         2010        1.01         0.30 - 2.70          13.91 - 16.63
                                         2009        1.23         0.30 - 2.70          31.90 - 35.08
                                         2008        0.80         0.30 - 2.70      (44.22) - (42.88)

  Fidelity VIP Dynamic                   2012        0.53         0.30 - 2.50          19.22 - 21.88
     Capital Appreciation                2011          --         0.30 - 2.50        (5.15) - (3.02)
     Subaccount                          2010        0.23         0.30 - 2.50          15.01 - 17.63
                                         2009        0.02         0.30 - 2.50          32.49 - 35.41
                                         2008        0.42         0.30 - 2.50      (42.79) - (41.56)

  Fidelity VIP Equity-Income             2012        3.06         0.30 - 1.90          14.84 - 16.95
     Subaccount                          2011        2.43         0.30 - 1.90          (1.18) - 0.67
                                         2010        1.75         0.30 - 1.90          12.67 - 14.86
                                         2009        2.34         0.30 - 1.90          27.47 - 29.73
                                         2008        2.41         0.30 - 1.90      (43.90) - (42.78)

  Fidelity VIP High Income               2012        5.59         0.60 - 1.30          12.75 - 13.54
     Subaccount                          2011        6.54         0.60 - 1.30            2.66 - 3.40
                                         2010        7.21         0.30 - 1.30          12.36 - 13.42
                                         2009        8.11         0.30 - 1.30          42.09 - 43.51
                                         2008        8.57         0.30 - 1.30      (25.93) - (25.18)

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY OF CONNECTICUT
              NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8. FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                                AS OF DECEMBER 31
                                               ----------------------------------------------------
                                                                   UNIT VALUE
                                                                    LOWEST TO             NET
                                                    UNITS          HIGHEST ($)        ASSETS ($)
                                               -------------   -----------------   ----------------
  Fidelity VIP Mid Cap                   2012    114,724,500         1.36 - 2.62        262,317,915
     Subaccount                          2011    131,855,567         1.20 - 2.32        267,439,944
                                         2010    150,237,224         1.38 - 2.65        346,905,399
                                         2009    163,964,353         1.10 - 2.10        298,753,019
                                         2008    175,219,157         0.81 - 1.53        232,101,268

  FTVIPT Franklin Income                 2012     20,017,657         1.30 - 5.35         38,617,121
     Securities Subaccount               2011     22,928,793         1.18 - 4.81         38,466,998
                                         2010     29,222,902         1.18 - 4.77         48,715,164
                                         2009     30,320,651         1.08 - 4.29         41,814,022
                                         2008     27,781,181         0.82 - 3.21         25,140,094

  FTVIPT Franklin Rising                 2012     12,855,504         1.26 - 1.69         20,237,493
     Dividends Securities                2011     15,551,161         1.14 - 1.54         22,145,063
     Subaccount                          2010     16,928,302         1.06 - 1.47         23,199,262
                                         2009     18,663,538         0.90 - 1.24         21,564,888
                                         2008     21,627,695         0.79 - 1.07         21,687,343

  FTVIPT Franklin Small-Mid              2012     21,757,192         1.01 - 1.87         32,196,686
     Cap Growth Securities               2011     25,729,063         0.93 - 1.71         34,957,797
     Subaccount                          2010     31,824,896         0.99 - 1.83         46,170,327
                                         2009     38,242,323         0.79 - 1.46         44,113,405
                                         2008     39,918,390         0.56 - 1.04         32,498,385

  FTVIPT Mutual Shares                   2012     18,783,084         1.36 - 1.52         26,504,729
     Securities Subaccount               2011     26,399,650         1.22 - 1.35         33,103,285
                                         2010     36,409,020         1.25 - 1.39         46,886,371
                                         2009     42,535,689         1.15 - 1.26         50,121,663
                                         2008     47,564,032         0.93 - 1.02         45,238,751

  FTVIPT Templeton Developing            2012     12,276,465         1.85 - 3.06         26,436,064
     Markets Securities Subaccount       2011     13,337,044         1.67 - 2.74         25,681,955
                                         2010     14,717,477         2.02 - 3.30         34,095,115
                                         2009     15,673,026         1.75 - 2.85         31,239,521
                                         2008     14,310,331         1.03 - 3.33         16,745,138

  FTVIPT Templeton Foreign               2012     59,299,810         1.16 - 2.07         95,361,211
     Securities Subaccount               2011     69,167,489         1.01 - 1.78         95,843,960
                                         2010     84,974,211         1.16 - 2.03        133,825,834
                                         2009     97,704,725         1.10 - 1.90        144,240,071
                                         2008    111,025,532         0.82 - 1.41        121,590,564

  Invesco V.I. Diversified               2012      1,166,210         1.04 - 1.28          1,404,646
     Dividend Subaccount                 2011      1,477,262         0.91 - 1.10          1,552,411
                                         2010      1,892,620         0.93 - 1.12          2,026,368
                                         2009      2,297,823         0.86 - 1.03          2,276,427
                                         2008      2,424,014         0.71 - 0.84          1,981,211

  Invesco V.I. Government                2012     13,042,147         1.09 - 1.60         16,856,929
     Securities Subaccount               2011     16,254,323         1.10 - 1.59         20,877,260
     (Commenced 5/2/2011)

                                                         FOR THE YEAR ENDED DECEMBER 31
                                               -----------------------------------------------------
                                               INVESTMENT(1)   EXPENSE RATIO(2)     TOTAL RETURN(3)
                                                  INCOME           LOWEST TO           LOWEST TO
                                                 RATIO (%)        HIGHEST (%)         HIGHEST (%)
                                               -------------   ----------------   ------------------
  Fidelity VIP Mid Cap                   2012       0.37          0.30 - 2.65          11.55 - 14.22
     Subaccount                          2011       0.02          0.30 - 2.70      (13.21) - (11.08)
                                         2010       0.12          0.30 - 2.70          25.11 - 28.14
                                         2009       0.47          0.30 - 2.70          36.02 - 39.41
                                         2008       0.24          0.30 - 2.70      (41.24) - (39.82)

  FTVIPT Franklin Income                 2012       6.43          1.30 - 2.60           9.75 - 11.19
     Securities Subaccount               2011       5.99          1.30 - 2.70          (0.34) - 1.02
                                         2010       6.39          1.30 - 2.70           9.65 - 11.21
                                         2009       8.12          1.30 - 2.70          31.95 - 33.84
                                         2008       5.49          1.30 - 2.70      (31.52) - (30.53)

  FTVIPT Franklin Rising                 2012       1.62          1.50 - 2.65           9.02 - 10.29
     Dividends Securities                2011       1.52          1.50 - 2.65            3.20 - 4.38
     Subaccount                          2010       1.60          1.50 - 2.65          17.54 - 18.83
                                         2009       1.47          1.50 - 2.65          14.27 - 15.66
                                         2008       1.84          1.50 - 2.65      (29.05) - (28.22)

  FTVIPT Franklin Small-Mid              2012         --          1.25 - 2.75            7.83 - 9.47
     Cap Growth Securities               2011         --          1.25 - 2.75        (7.35) - (5.96)
     Subaccount                          2010         --          1.25 - 2.75          24.11 - 26.04
                                         2009         --          1.25 - 2.75          39.60 - 41.80
                                         2008         --          1.25 - 2.75      (44.02) - (43.20)

  FTVIPT Mutual Shares                   2012       1.96          1.40 - 1.90          12.08 - 12.65
     Securities Subaccount               2011       2.15          1.40 - 1.90        (2.96) - (2.45)
                                         2010       1.53          1.40 - 1.90            9.15 - 9.65
                                         2009       1.91          1.40 - 1.90          23.60 - 24.29
                                         2008       2.96          1.40 - 1.90      (38.26) - (37.99)

  FTVIPT Templeton Developing            2012       1.40          0.30 - 1.80          11.13 - 12.82
     Markets Securities Subaccount       2011       0.98          0.30 - 1.80      (17.32) - (16.11)
                                         2010       1.60          0.30 - 1.80          15.47 - 17.21
                                         2009       4.01          0.30 - 1.80          69.58 - 72.16
                                         2008       1.88          0.30 - 2.75       (53.56) - (8.93)

  FTVIPT Templeton Foreign               2012       3.01          0.30 - 2.70          15.07 - 17.88
     Securities Subaccount               2011       1.72          0.30 - 2.70      (13.04) - (10.86)
                                         2010       1.91          0.30 - 2.75            5.44 - 8.03
                                         2009       3.43          0.30 - 2.75          33.29 - 36.64
                                         2008       2.41          0.30 - 2.75      (41.99) - (40.56)

  Invesco V.I. Diversified               2012       1.77          1.60 - 2.50          15.43 - 16.48
     Dividend Subaccount                 2011       1.48          1.60 - 2.50        (2.58) - (1.70)
                                         2010       1.54          1.60 - 2.50            7.49 - 8.45
                                         2009       1.75          1.60 - 2.50          20.90 - 22.06
                                         2008       0.42          1.60 - 2.50      (38.06) - (37.51)

  Invesco V.I. Government                2012       2.85          1.40 - 2.60          (0.42) - 1.04
     Securities Subaccount               2011         --          1.40 - 2.60            4.79 - 5.87
     (Commenced 5/2/2011)

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY OF CONNECTICUT
              NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8. FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                                AS OF DECEMBER 31
                                               ----------------------------------------------------
                                                                    UNIT VALUE
                                                                     LOWEST TO             NET
                                                    UNITS           HIGHEST ($)        ASSETS ($)
                                                -------------   -----------------   ---------------
  Invesco V.I. S&P 500 Index             2012       2,132,423         1.12 - 1.40         2,789,479
     Subaccount                          2011       2,706,272         0.99 - 1.23         3,145,074
                                         2010       6,211,524         1.00 - 1.24         7,379,716
                                         2009       6,684,139         0.89 - 1.10         7,067,118
                                         2008       6,631,301         0.72 - 0.88         5,673,311

  Invesco V.I. Utilities                 2012       1,026,009         1.40 - 2.03         1,966,140
     Subaccount                          2011       1,250,696         1.39 - 1.99         2,366,759
                                         2010       1,414,907         1.22 - 1.73         2,340,520
                                         2009       1,703,060         1.18 - 1.65         2,716,233
                                         2008       2,120,045         1.05 - 1.46         3,005,689

  Invesco V.I. Van Kampen                2012       8,990,506         0.70 - 1.61        10,492,961
     American Franchise                  2011      10,789,832         0.63 - 1.44        11,358,588
     Subaccount                          2010      12,335,955         0.68 - 1.55        15,074,925
                                         2009      15,018,782         0.58 - 1.31        15,653,524
                                         2008      17,441,725         0.36 - 1.50        10,959,766

  Invesco V.I. Van Kampen                2012       7,161,636         0.73 - 1.55         7,826,903
     Comstock Subaccount                 2011       8,566,782         0.63 - 1.32         8,042,543
     (Commenced 5/2/2011)

  Invesco V.I. Van Kampen                2012      49,170,292         1.60 - 1.68        80,615,587
     Equity and Income Subaccount        2011      70,089,823         1.45 - 1.52       103,925,502
                                         2010      95,244,297         1.50 - 1.56       145,446,901
                                         2009     106,877,677         1.36 - 1.41       148,131,048
                                         2008     124,047,368         1.13 - 1.17       142,710,330

  Invesco V.I. Van Kampen                2012      56,626,334         1.11 - 1.89        83,706,619
     Growth and Income                   2011      72,432,015         0.99 - 1.67        95,293,683
     Subaccount                          2010      95,521,755         1.03 - 1.73       130,864,665
                                         2009     114,335,077         0.94 - 1.56       141,710,332
                                         2008     135,745,590         0.78 - 1.27       137,594,743

  Janus Aspen Enterprise                 2012      13,439,690         0.69 - 2.44        13,564,824
     Subaccount                          2011      15,657,254         0.60 - 2.13        13,553,349
                                         2010      20,137,778         0.62 - 2.20        17,466,737
                                         2009      24,776,585         0.50 - 1.79        17,035,938
                                         2008      28,579,786         0.35 - 1.26        13,787,452

  Janus Aspen Overseas                   2012      32,661,250         1.16 - 2.77        54,579,707
     Subaccount                          2011      35,812,624         1.04 - 2.50        53,633,655
                                         2010      40,655,745         1.57 - 3.78        91,389,889
                                         2009      43,929,512         1.28 - 3.09        79,311,843
                                         2008      45,196,584         0.73 - 1.77        45,301,896

  Janus Aspen Worldwide                  2012         821,059         0.86 - 1.34           920,807
     Subaccount                          2011         865,137         0.72 - 1.12           797,166
                                         2010       1,013,409         0.85 - 1.31         1,072,638
                                         2009       1,215,231         0.75 - 1.13         1,081,304
                                         2008       1,473,348         0.55 - 1.61           933,270

                                                         FOR THE YEAR ENDED DECEMBER 31
                                               -----------------------------------------------------
                                               INVESTMENT(1)   EXPENSE RATIO(2)     TOTAL RETURN(3)
                                                  INCOME           LOWEST TO           LOWEST TO
                                                 RATIO (%)        HIGHEST (%)         HIGHEST (%)
                                               -------------   ----------------    -----------------
  Invesco V.I. S&P 500 Index             2012       1.71          1.55 - 2.60          12.54 - 13.73
     Subaccount                          2011       1.76          1.55 - 2.60          (1.05) - 0.00
                                         2010       1.68          1.55 - 2.60          11.62 - 12.79
                                         2009       2.54          1.55 - 2.60          22.77 - 24.19
                                         2008       2.18          1.55 - 2.60      (38.88) - (38.23)

  Invesco V.I. Utilities                 2012       3.17          1.55 - 2.65            0.88 - 2.00
     Subaccount                          2011       3.25          1.55 - 2.65          13.43 - 14.67
                                         2010       3.67          1.55 - 2.65            3.53 - 4.66
                                         2009       4.58          1.55 - 2.65          11.86 - 13.13
                                         2008       2.63          1.55 - 2.65      (34.12) - (33.39)

  Invesco V.I. Van Kampen                2012         --          1.40 - 2.60          10.47 - 12.14
     American Franchise                  2011         --          1.40 - 2.60        (8.78) - (7.47)
     Subaccount                          2010         --          1.40 - 2.60          16.48 - 18.19
                                         2009       0.02          1.40 - 2.60           0.00 - 63.84
                                         2008       0.53          0.30 - 2.60       (50.44) - (4.25)

  Invesco V.I. Van Kampen                2012       1.69          1.40 - 2.60          16.16 - 17.57
     Comstock Subaccount                 2011         --          1.40 - 2.60       (11.45) - (3.30)
     (Commenced 5/2/2011)

  Invesco V.I. Van Kampen                2012       1.68          1.40 - 1.90          10.26 - 10.82
     Equity and Income Subaccount        2011       1.86          1.40 - 1.90        (3.14) - (2.70)
                                         2010       1.99          1.40 - 1.90           9.90 - 10.50
                                         2009       2.80          1.40 - 1.90          20.19 - 20.74
                                         2008       2.39          1.40 - 1.90      (24.15) - (23.73)

  Invesco V.I. Van Kampen                2012       1.27          1.40 - 2.60          11.40 - 13.03
     Growth and Income                   2011       0.99          1.40 - 2.60        (4.70) - (3.41)
     Subaccount                          2010       0.11          1.40 - 2.60           9.24 - 10.97
                                         2009       3.64          1.40 - 2.60          21.02 - 22.66
                                         2008       1.94          1.40 - 2.60      (34.00) - (33.00)

  Janus Aspen Enterprise                 2012         --          0.30 - 2.60          13.97 - 16.64
     Subaccount                          2011         --          0.30 - 2.60        (4.17) - (1.97)
                                         2010         --          0.30 - 2.60          22.28 - 25.15
                                         2009         --          0.30 - 2.60          40.68 - 44.00
                                         2008       0.06          0.30 - 2.60      (45.29) - (44.02)

  Janus Aspen Overseas                   2012       0.61          1.25 - 2.50          10.37 - 11.77
     Subaccount                          2011       0.38          1.25 - 2.50      (34.01) - (33.19)
                                         2010       0.54          1.25 - 2.50          21.93 - 23.50
                                         2009       0.42          1.25 - 2.50          74.67 - 76.85
                                         2008       1.14          1.25 - 2.50      (53.41) - (52.82)

  Janus Aspen Worldwide                  2012       0.79          0.30 - 1.30          18.30 - 19.50
     Subaccount                          2011       0.47          0.30 - 1.30      (15.12) - (14.24)
                                         2010       0.50          0.30 - 1.30          14.04 - 15.17
                                         2009       1.30          0.30 - 1.30          35.75 - 36.96
                                         2008       0.15          0.30 - 2.45       (45.55) - (5.61)

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY OF CONNECTICUT
              NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8. FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                                AS OF DECEMBER 31
                                               ----------------------------------------------------
                                                                   UNIT VALUE
                                                                    LOWEST TO             NET
                                                    UNITS          HIGHEST ($)        ASSETS ($)
                                               -------------    ----------------   ----------------
  LMPVET ClearBridge Variable            2012    276,489,134         1.11 - 1.86        366,326,724
     Aggressive Growth                   2011    346,829,648         0.95 - 1.60        392,842,683
     Subaccount                          2010    443,390,285         0.94 - 1.59        497,935,929
                                         2009    532,331,659         0.76 - 1.32        486,236,715
                                         2008    622,180,674         0.57 - 1.00        428,934,280

  LMPVET ClearBridge Variable            2012    209,159,554         0.79 - 1.91        312,282,413
     Appreciation Subaccount             2011    264,460,402         1.13 - 1.67        345,221,069
                                         2010    340,812,870         1.12 - 1.65        439,981,790
                                         2009    397,735,990         1.01 - 1.49        463,631,605
                                         2008    467,330,035         0.80 - 1.24        453,131,027

  LMPVET ClearBridge Variable            2012     94,929,719         1.04 - 1.74        123,812,547
     Equity Income Builder               2011    116,486,691         0.93 - 1.56        135,638,200
     Subaccount                          2010    117,810,538         0.90 - 1.36        130,583,106
                                         2009    135,980,347         0.82 - 1.22        137,170,481
                                         2008    156,487,513         0.69 - 1.00        131,469,976

  LMPVET ClearBridge Variable            2012    230,712,859         1.04 - 3.32        321,709,882
     Fundamental All Cap Value           2011    289,032,086         0.93 - 2.92        354,783,689
     Subaccount                          2010    360,564,870         1.02 - 3.15        478,128,074
                                         2009    428,072,804         0.90 - 2.73        494,512,064
                                         2008    503,204,890         0.72 - 2.14        457,409,846

  LMPVET ClearBridge Variable            2012     72,914,920         1.07 - 1.95         98,033,854
     Large Cap Growth Subaccount         2011     87,976,409         0.90 - 1.63         99,836,845
                                         2010    107,663,025         0.92 - 1.65        124,995,190
                                         2009    128,748,339         0.86 - 1.51        137,942,475
                                         2008    150,824,586         0.61 - 1.07        115,654,875

  LMPVET ClearBridge Variable            2012     91,023,321         1.14 - 2.16        131,281,736
     Large Cap Value Subaccount          2011    106,825,703         1.00 - 1.86        134,081,143
                                         2010    129,276,662         0.98 - 1.79        156,733,252
                                         2009    153,410,278         0.92 - 1.64        172,680,085
                                         2008    180,915,479         0.76 - 1.33        166,124,166

  LMPVET ClearBridge Variable            2012     22,961,433         1.41 - 1.99         38,808,174
     Mid Cap Core Subaccount             2011     29,141,332         1.22 - 1.71         42,401,069
                                         2010     39,617,087         1.29 - 1.82         61,152,307
                                         2009     49,070,208         1.08 - 1.51         62,841,873
                                         2008     57,996,976         0.81 - 1.13         55,520,897

  LMPVET ClearBridge Variable            2012     31,622,684         1.36 - 2.54         56,626,804
     Small Cap Growth Subaccount         2011     38,530,720         1.17 - 2.17         59,480,568
                                         2010     46,003,583         1.18 - 2.18         71,509,944
                                         2009     54,202,034         0.96 - 1.77         68,494,048
                                         2008     59,867,011         0.69 - 1.26         53,919,156

  LMPVET Investment Counsel              2012     19,935,151         1.03 - 3.39         41,969,589
     Variable Social Awareness           2011     23,310,011         0.94 - 3.10         43,793,657
     Subaccount                          2010     28,992,998         0.95 - 3.14         53,105,312
                                         2009     35,265,807         0.86 - 2.84         55,656,183
                                         2008     39,745,946         0.71 - 2.34         50,092,116

                                                         FOR THE YEAR ENDED DECEMBER 31
                                               -----------------------------------------------------
                                               INVESTMENT(1)   EXPENSE RATIO(2)     TOTAL RETURN(3)
                                                  INCOME           LOWEST TO           LOWEST TO
                                                 RATIO (%)        HIGHEST (%)         HIGHEST (%)
                                               -------------   -----------------   -----------------
  LMPVET ClearBridge Variable            2012        0.38         0.30 - 2.65          15.34 - 18.37
     Aggressive Growth                   2011        0.17         0.30 - 2.70          (0.52) - 2.14
     Subaccount                          2010        0.13         0.30 - 2.70          21.43 - 24.70
                                         2009          --         0.30 - 2.70          30.76 - 34.11
                                         2008          --         0.30 - 2.70      (42.18) - (40.60)

  LMPVET ClearBridge Variable            2012        1.49         0.30 - 2.70           0.00 - 15.60
     Appreciation Subaccount             2011        1.44         0.60 - 2.70          (0.18) - 2.06
                                         2010        1.52         0.60 - 2.70           9.69 - 11.88
                                         2009        2.10         0.60 - 2.70          18.86 - 21.39
                                         2008        1.19         0.30 - 2.70      (31.28) - (29.54)

  LMPVET ClearBridge Variable            2012        2.70         0.30 - 2.70          11.02 - 13.86
     Equity Income Builder               2011        3.20         0.30 - 2.70          (2.40) - 7.56
     Subaccount                          2010        3.70         0.30 - 2.70           9.14 - 11.90
                                         2009        3.17         0.30 - 2.70          19.33 - 22.53
                                         2008        0.92         0.30 - 2.75      (36.73) - (35.21)

  LMPVET ClearBridge Variable            2012        1.57         0.30 - 2.75          11.84 - 14.63
     Fundamental All Cap Value           2011        1.24         0.30 - 2.75        (8.77) - (6.50)
     Subaccount                          2010        1.65         0.30 - 2.75          13.48 - 16.32
                                         2009        1.33         0.30 - 2.75          25.84 - 28.91
                                         2008        1.59         0.30 - 2.75      (38.34) - (36.73)

  LMPVET ClearBridge Variable            2012        0.65         0.30 - 2.70          17.13 - 19.99
     Large Cap Growth Subaccount         2011        0.42         0.30 - 2.70        (3.33) - (0.98)
                                         2010        0.11         0.30 - 2.70            6.90 - 9.54
                                         2009        0.27         0.30 - 2.70          38.57 - 42.03
                                         2008        0.26         0.30 - 2.70      (38.96) - (37.50)

  LMPVET ClearBridge Variable            2012        2.19         0.30 - 2.70          13.39 - 16.15
     Large Cap Value Subaccount          2011        2.13         0.30 - 2.70            2.14 - 4.63
                                         2010        2.92         0.30 - 2.70            6.61 - 9.13
                                         2009        1.90         0.30 - 2.70          21.21 - 24.09
                                         2008        1.22         0.30 - 2.70      (37.38) - (35.81)

  LMPVET ClearBridge Variable            2012        0.81         1.30 - 2.70          14.74 - 16.37
     Mid Cap Core Subaccount             2011          --         1.30 - 2.70        (6.52) - (5.18)
                                         2010          --         1.30 - 2.70          19.30 - 20.96
                                         2009        0.46         1.30 - 2.70          32.43 - 34.18
                                         2008        0.19         1.30 - 2.70      (37.03) - (36.11)

  LMPVET ClearBridge Variable            2012        0.33         0.30 - 2.60          16.35 - 19.07
     Small Cap Growth Subaccount         2011          --         0.30 - 2.60          (1.24) - 1.10
                                         2010          --         0.30 - 2.75          21.75 - 24.79
                                         2009          --         0.30 - 2.75          38.93 - 42.35
                                         2008          --         0.30 - 2.75      (42.32) - (40.89)

  LMPVET Investment Counsel              2012        1.43         0.30 - 2.50           7.97 - 10.38
     Variable Social Awareness           2011        1.04         0.30 - 2.50        (2.44) - (0.35)
     Subaccount                          2010        1.29         0.30 - 2.50           9.32 - 11.87
                                         2009        1.52         0.30 - 2.50          19.84 - 22.47
                                         2008        1.84         0.30 - 2.50      (27.04) - (25.45)

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY OF CONNECTICUT
              NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8. FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                                AS OF DECEMBER 31
                                               ----------------------------------------------------
                                                                   UNIT VALUE
                                                                    LOWEST TO             NET
                                                    UNITS          HIGHEST ($)        ASSETS ($)
                                               -------------    ----------------   ----------------
  LMPVET Variable Lifestyle              2012     44,938,353         1.43 - 1.95         70,946,364
     Allocation 50% Subaccount           2011     54,802,370         1.29 - 1.74         77,471,705
                                         2010     69,091,278         1.30 - 1.74         97,750,305
                                         2009     82,791,698         1.16 - 1.54        104,008,687
                                         2008    101,668,320         0.89 - 1.18         98,139,570

  LMPVET Variable Lifestyle              2012     29,657,743         1.31 - 1.68         40,633,478
     Allocation 70% Subaccount           2011     35,895,323         1.17 - 1.48         43,491,060
                                         2010     44,663,513         1.20 - 1.51         55,155,290
                                         2009     52,457,087         1.06 - 1.33         57,089,042
                                         2008     61,066,781         0.81 - 1.01         50,738,235

  LMPVET Variable Lifestyle              2012     19,365,531         1.23 - 1.64         25,137,447
     Allocation 85% Subaccount           2011     24,183,514         1.08 - 1.43         27,425,036
                                         2010     28,603,564         1.13 - 1.49         33,646,055
                                         2009     33,143,582         1.00 - 1.30         34,156,185
                                         2008     38,462,858         0.77 - 0.99         30,330,127

  LMPVIT Western Asset                   2012      5,919,632         1.40 - 2.29         10,968,395
     Variable Global High Yield          2011      7,281,992         1.21 - 1.96         11,544,768
     Bond Subaccount                     2010      8,965,094         1.22 - 1.95         14,183,211
                                         2009     10,569,292         1.08 - 1.72         14,895,212
                                         2008     11,006,706         0.71 - 1.12         10,450,813

  LMPVIT Western Asset                   2012     54,128,179         1.54 - 2.75        106,932,282
     Variable High Income                2011     66,903,303         1.33 - 2.36        113,968,018
     Subaccount                          2010     85,709,100         1.32 - 2.33        144,770,864
                                         2009    102,925,900         1.16 - 2.02        151,238,219
                                         2008    123,565,072         0.74 - 1.28        115,143,440

  MIST American Funds                    2012      2,190,157         1.07 - 1.13          2,431,852
     Balanced Allocation                 2011      1,843,499         0.96 - 0.99          1,813,962
     Subaccount                          2010      2,241,816         0.99 - 1.02          2,255,436
     (Commenced 4/28/2008)               2009      1,066,350         0.90 - 0.91            966,059
                                         2008        460,585         0.70 - 0.71            324,976

  MIST American Funds Growth             2012      1,922,890         1.02 - 1.07          2,020,923
     Allocation Subaccount               2011      1,580,396         0.89 - 0.92          1,437,020
     (Commenced 4/28/2008)               2010      2,314,410         0.94 - 0.97          2,214,066
                                         2009        860,371         0.84 - 0.86            733,008
                                         2008        361,073                0.64            231,081

  MIST American Funds                    2012      1,804,687         1.10 - 1.15          2,034,082
     Moderate Allocation                 2011      1,316,789         1.01 - 1.04          1,349,864
     Subaccount                          2010      1,184,260         1.02 - 1.04          1,220,961
     (Commenced 4/28/2008)               2009        664,781         0.94 - 0.95            628,194
                                         2008        127,658         0.77 - 0.78             98,733

  MIST BlackRock High Yield              2012     53,791,302         1.33 - 8.84        132,794,550
     Subaccount                          2011     62,492,572         1.17 - 7.66        132,699,654
                                         2010     72,671,332         1.18 - 7.56        150,232,781
                                         2009     52,060,128         1.10 - 6.58        105,877,776
                                         2008     55,599,982         0.77 - 4.52         78,057,547

                                                         FOR THE YEAR ENDED DECEMBER 31
                                               -----------------------------------------------------
                                               INVESTMENT(1)   EXPENSE RATIO(2)     TOTAL RETURN(3)
                                                  INCOME           LOWEST TO           LOWEST TO
                                                 RATIO (%)        HIGHEST (%)         HIGHEST (%)
                                               -------------   -----------------   -----------------
  LMPVET Variable Lifestyle              2012        2.54         1.17 - 1.90          10.96 - 11.77
     Allocation 50% Subaccount           2011        2.37         1.17 - 1.90          (0.77) - 0.00
                                         2010        2.91         1.17 - 1.90          12.26 - 13.04
                                         2009        4.97         1.17 - 1.90          29.82 - 30.79
                                         2008        3.26         1.17 - 1.90      (28.75) - (28.20)

  LMPVET Variable Lifestyle              2012        2.31         1.17 - 1.90          12.43 - 13.26
     Allocation 70% Subaccount           2011        1.81         1.17 - 1.90        (2.42) - (1.79)
                                         2010        2.03         1.17 - 1.90          12.81 - 13.70
                                         2009        3.47         1.17 - 1.90          30.47 - 31.36
                                         2008        2.32         1.17 - 1.90      (34.09) - (33.57)

  LMPVET Variable Lifestyle              2012        1.69         1.17 - 1.90          13.70 - 14.53
     Allocation 85% Subaccount           2011        1.40         1.17 - 1.90        (4.07) - (3.43)
                                         2010        1.57         1.17 - 1.90          13.47 - 14.32
                                         2009        2.32         1.17 - 1.90          30.07 - 30.95
                                         2008        1.65         1.17 - 1.90      (38.60) - (38.15)

  LMPVIT Western Asset                   2012        6.91         1.40 - 2.60          15.28 - 16.67
     Variable Global High Yield          2011        7.29         1.40 - 2.60          (0.90) - 0.31
     Bond Subaccount                     2010        8.24         1.40 - 2.60          12.05 - 13.34
                                         2009       10.68         1.40 - 2.60          51.46 - 53.38
                                         2008       10.04         1.40 - 2.60      (32.56) - (31.80)

  LMPVIT Western Asset                   2012        7.85         0.30 - 2.60          14.84 - 17.52
     Variable High Income                2011        7.96         0.30 - 2.70          (0.29) - 2.07
     Subaccount                          2010        9.24         0.30 - 2.70          13.47 - 16.27
                                         2009       11.51         0.30 - 2.70          55.73 - 59.42
                                         2008       10.18         0.30 - 2.70      (31.84) - (30.18)

  MIST American Funds                    2012        1.61         0.30 - 1.30          12.06 - 13.19
     Balanced Allocation                 2011        1.36         0.30 - 1.30        (3.33) - (2.36)
     Subaccount                          2010        0.76         0.30 - 1.30          10.71 - 11.86
     (Commenced 4/28/2008)               2009          --         0.30 - 1.30          27.64 - 28.85
                                         2008        9.23         0.30 - 1.15      (29.79) - (29.38)

  MIST American Funds Growth             2012        1.18         0.30 - 1.30          14.65 - 15.81
     Allocation Subaccount               2011        1.16         0.30 - 1.30        (6.04) - (4.95)
     (Commenced 4/28/2008)               2010        0.55         0.30 - 1.30          12.11 - 13.07
                                         2009          --         0.30 - 1.30          32.18 - 33.70
                                         2008        8.34         0.30 - 1.30      (36.32) - (35.88)

  MIST American Funds                    2012        1.88         0.30 - 1.30           9.40 - 10.51
     Moderate Allocation                 2011        1.52         0.30 - 1.30        (1.08) - (0.10)
     Subaccount                          2010        1.32         0.30 - 1.30            8.54 - 9.55
     (Commenced 4/28/2008)               2009          --         0.30 - 1.30          21.85 - 22.97
                                         2008        6.60         0.30 - 1.30      (23.20) - (22.67)

  MIST BlackRock High Yield              2012        7.22         0.19 - 2.75          13.37 - 16.57
     Subaccount                          2011        6.91         0.19 - 2.75          (0.43) - 2.32
                                         2010        5.46         0.19 - 2.75          12.17 - 15.88
                                         2009        5.75         0.19 - 2.65          42.84 - 46.92
                                         2008        7.33         0.19 - 2.65      (26.75) - (24.36)

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY OF CONNECTICUT
              NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8. FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                                AS OF DECEMBER 31
                                               ----------------------------------------------------
                                                                   UNIT VALUE
                                                                    LOWEST TO             NET
                                                    UNITS          HIGHEST ($)        ASSETS ($)
                                               -------------    ----------------   ----------------
  MIST BlackRock Large Cap               2012     38,383,679         0.87 - 1.59         42,749,505
     Core Subaccount                     2011     46,368,859         0.78 - 1.43         46,041,512
                                         2010     54,907,593         0.79 - 1.45         54,941,051
                                         2009     63,249,054         0.71 - 1.31         56,574,643
                                         2008     71,441,239         0.61 - 1.12         54,264,589

  MIST Clarion Global Real               2012     68,080,621         0.97 - 2.62         76,052,564
     Estate Subaccount                   2011     77,408,843         0.79 - 2.11         69,888,004
                                         2010     89,036,157         0.85 - 2.26         86,851,730
                                         2009     98,568,292         0.75 - 1.98         84,648,075
                                         2008    105,420,478         0.57 - 1.49         68,580,445

  MIST Dreman Small Cap Value            2012      8,174,785         1.18 - 1.88         11,901,829
     Subaccount                          2011      9,341,233         1.03 - 1.62         11,958,752
                                         2010     11,051,153         1.16 - 1.53         15,942,525
                                         2009     11,126,251         0.98 - 1.30         13,676,299
                                         2008     11,190,143         0.77 - 1.02         10,817,418

  MIST Harris Oakmark                    2012     42,865,772         1.21 - 2.40         70,442,950
     International Subaccount            2011     49,035,319         0.95 - 1.85         63,201,065
                                         2010     59,047,438         1.13 - 2.05         89,505,876
                                         2009     65,954,572         0.99 - 1.79         86,620,909
                                         2008     73,645,655         0.65 - 1.17         62,788,056

  MIST Invesco Small Cap                 2012      6,837,358         1.25 - 2.24         11,541,386
     Growth Subaccount                   2011      8,619,870         1.08 - 1.92         12,577,822
                                         2010      8,936,088         1.12 - 1.97         13,490,846
                                         2009      7,370,837         0.91 - 1.17          8,271,522
                                         2008      6,688,902         0.69 - 0.88          5,665,418

  MIST Janus Forty Subaccount            2012     99,435,525         0.82 - 8.61        503,756,143
                                         2011    112,073,709         0.68 - 7.09        460,047,500
                                         2010    130,954,529         0.74 - 7.75        563,298,004
                                         2009    178,453,861         0.69 - 7.16        617,906,720
                                         2008    184,741,781         0.49 - 5.06        456,343,114

  MIST Legg Mason ClearBridge            2012      4,186,645         0.68 - 2.10          3,075,258
     Aggressive Growth Subaccount        2011      4,640,959         0.59 - 0.87          2,996,585
     (Commenced 4/28/2008)               2010        243,732         0.76 - 0.84            194,775
                                         2009        206,409         0.63 - 0.68            138,656
                                         2008        103,980         0.49 - 0.52             52,646

  MIST Loomis Sayles Global              2012     26,809,216         1.94 - 5.88        155,638,699
     Markets Subaccount                  2011     30,124,440         1.69 - 5.08        150,849,568
                                         2010     33,062,109         1.74 - 5.21        169,859,208
                                         2009     43,268,117         1.44 - 4.31        166,789,133
                                         2008     46,805,268         1.04 - 3.10        129,910,023

  MIST Lord Abbett Bond                  2012     26,255,396         1.57 - 2.59         52,064,863
     Debenture Subaccount                2011     32,502,638         1.40 - 2.30         57,917,544
                                         2010     40,480,659         1.37 - 2.22         69,771,604
                                         2009     45,437,764         1.25 - 1.98         70,758,842
                                         2008     50,357,034         0.94 - 1.46         58,397,632

                                                         FOR THE YEAR ENDED DECEMBER 31
                                               -----------------------------------------------------
                                               INVESTMENT(1)   EXPENSE RATIO(2)     TOTAL RETURN(3)
                                                  INCOME           LOWEST TO           LOWEST TO
                                                 RATIO (%)        HIGHEST (%)         HIGHEST (%)
                                               -------------   -----------------   -----------------
  MIST BlackRock Large Cap               2012        1.09         0.30 - 2.75          10.41 - 13.16
     Core Subaccount                     2011        1.01         0.30 - 2.75        (2.48) - (0.08)
                                         2010        1.24         0.30 - 2.75           9.44 - 12.18
                                         2009        1.44         0.30 - 2.75          15.99 - 18.86
                                         2008        0.59         0.30 - 2.75      (39.06) - (37.48)

  MIST Clarion Global Real               2012        2.30         0.30 - 2.65          22.74 - 25.92
     Estate Subaccount                   2011        4.13         0.30 - 2.65        (8.05) - (5.57)
                                         2010        8.52         0.30 - 2.75          13.07 - 15.96
                                         2009        3.61         0.30 - 2.75          31.31 - 34.81
                                         2008        2.12         0.30 - 2.75      (43.20) - (41.78)

  MIST Dreman Small Cap Value            2012        0.86         0.00 - 2.60          12.67 - 15.66
     Subaccount                          2011        1.79         0.00 - 2.70      (12.47) - (10.14)
                                         2010        0.88         0.30 - 2.70          16.33 - 19.24
                                         2009        0.92         0.30 - 2.70          25.72 - 28.66
                                         2008        0.75         0.30 - 2.70      (27.24) - (25.45)

  MIST Harris Oakmark                    2012        1.85         0.00 - 2.70          26.01 - 29.47
     International Subaccount            2011        0.03         0.00 - 2.70      (16.26) - (14.01)
                                         2010        2.13         0.30 - 2.70          13.54 - 16.31
                                         2009        8.30         0.30 - 2.70          51.28 - 55.03
                                         2008        2.06         0.30 - 2.70      (42.32) - (40.90)

  MIST Invesco Small Cap                 2012          --         0.30 - 2.60          15.18 - 18.15
     Growth Subaccount                   2011          --         0.30 - 2.70        (3.66) - (1.17)
                                         2010          --         0.30 - 2.70          16.36 - 26.09
                                         2009          --         0.30 - 2.70          30.71 - 33.87
                                         2008          --         0.30 - 2.70      (40.29) - (38.81)

  MIST Janus Forty Subaccount            2012        0.44         0.30 - 2.60          19.67 - 22.47
                                         2011        1.83         0.30 - 2.60        (9.72) - (7.57)
                                         2010        1.83         0.30 - 2.75            6.69 - 9.36
                                         2009          --         0.30 - 2.75          39.33 - 42.78
                                         2008        6.04         0.30 - 2.75      (43.44) - (42.04)

  MIST Legg Mason ClearBridge            2012        0.02         0.00 - 2.60          15.58 - 18.64
     Aggressive Growth Subaccount        2011          --         0.30 - 2.60         (10.09) - 3.32
     (Commenced 4/28/2008)               2010          --         0.30 - 1.30          22.08 - 23.43
                                         2009          --         0.30 - 1.30          31.30 - 32.62
                                         2008          --         0.30 - 0.90      (36.79) - (36.53)

  MIST Loomis Sayles Global              2012        2.54         0.60 - 1.65          15.31 - 16.53
     Markets Subaccount                  2011        2.53         0.60 - 1.65        (2.88) - (1.85)
                                         2010        3.48         0.30 - 1.65          20.39 - 22.05
                                         2009        2.44         0.30 - 1.65          38.65 - 40.52
                                         2008        5.05         0.30 - 1.65      (40.09) - (39.26)

  MIST Lord Abbett Bond                  2012        7.58         0.30 - 2.50          10.38 - 12.85
     Debenture Subaccount                2011        6.33         0.30 - 2.65            2.07 - 4.56
                                         2010        6.51         0.30 - 2.65          10.20 - 12.86
                                         2009        7.78         0.30 - 2.65          33.50 - 36.72
                                         2008        4.53         0.30 - 2.65      (20.53) - (18.67)

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY OF CONNECTICUT
              NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8. FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                                 AS OF DECEMBER 31
                                                ----------------------------------------------------
                                                                    UNIT VALUE
                                                                     LOWEST TO             NET
                                                     UNITS          HIGHEST ($)        ASSETS ($)
                                                -------------   -----------------   ----------------
   MIST Lord Abbett Mid Cap               2012     49,340,187         0.98 - 2.04         57,094,364
      Value Subaccount                    2011     48,643,274         0.88 - 1.30         45,537,282
                                          2010     59,583,746         0.93 - 1.35         59,037,980
                                          2009     70,579,098         0.77 - 1.08         56,795,766
                                          2008     80,119,831         0.62 - 0.86         51,848,646

   MIST Met/Eaton Vance                   2012      2,309,179         1.05 - 1.08          2,477,277
      Floating Rate Subaccount            2011      1,214,850         1.01 - 1.02          1,239,402
      (Commenced 5/3/2010)                2010        711,474         1.01 - 1.02            725,074

   MIST Met/Franklin Mutual               2012        817,253         0.93 - 0.97            779,765
      Shares Subaccount                   2011      1,093,751         0.84 - 0.86            933,129
      (Commenced 4/28/2008)               2010        849,530         0.87 - 0.88            745,697
                                          2009        658,147         0.80 - 0.81            530,058
                                          2008        386,422                0.66            254,151

   MIST Met/Templeton Growth              2012     35,729,148         0.99 - 1.61         41,673,083
      Subaccount                          2011     45,862,165         0.83 - 1.33         44,468,910
      (Commenced 5/3/2010)                2010     31,582,017         0.91 - 1.45         36,594,907

   MIST MetLife Aggressive                2012     51,476,410         0.93 - 1.72         54,584,808
      Strategy Subaccount                 2011     54,062,263         0.81 - 1.51         49,596,505
      (Commenced 5/2/2011)

   MIST MetLife Balanced                  2012     17,469,564         1.11 - 1.30         21,873,632
      Strategy Subaccount                 2011     19,472,712         1.00 - 1.16         21,835,599
      (Commenced 5/4/2009)                2010     21,057,825         1.05 - 1.20         24,508,815
                                          2009     23,223,388         0.94 - 1.07         24,265,282

   MIST MetLife Growth                    2012     15,063,300         1.12 - 1.33         19,264,875
      Strategy Subaccount                 2011     16,695,645         0.99 - 1.17         18,833,183
      (Commenced 5/4/2009)                2010     18,635,211         1.06 - 1.23         22,297,948
                                          2009     22,113,186         0.94 - 1.08         23,350,459

   MIST MetLife Moderate                  2012     11,059,027         1.16 - 1.34         14,233,564
      Strategy Subaccount                 2011     12,096,560         1.06 - 1.21         14,146,314
      (Commenced 5/4/2009)                2010     13,603,309         1.09 - 1.23         16,268,189
                                          2009     13,266,871         1.00 - 1.11         14,418,041

   MIST MFS Emerging Markets              2012     27,471,452         1.41 - 3.61         72,730,901
      Equity Subaccount                   2011     32,814,639         1.22 - 3.09         74,236,005
                                          2010     40,055,591         1.54 - 3.88        113,623,154
                                          2009     45,575,766         1.28 - 3.20        106,330,059
                                          2008     49,186,008         0.78 - 1.93         69,356,966

   MIST MFS Research                      2012     64,389,120         1.11 - 1.98         94,306,211
      International Subaccount            2011     77,589,499         0.98 - 1.72         99,020,711
                                          2010     48,036,599         1.13 - 1.98         71,851,431
                                          2009     57,249,025         1.04 - 1.81         77,964,871
                                          2008     65,026,844         0.81 - 1.40         68,048,654

   MIST MLA Mid Cap Subaccount            2012     43,841,683         0.98 - 2.65         71,798,331
                                          2011     50,098,545         0.95 - 2.52         78,292,549
                                          2010     55,785,950         1.03 - 2.68         94,335,966
                                          2009     64,642,037         0.86 - 2.19         90,411,267
                                          2008     69,717,278         0.64 - 1.60         72,983,686

                                                           FOR THE YEAR ENDED DECEMBER 31
                                                ------------------------------------------------------
                                                INVESTMENT(1)   EXPENSE RATIO(2)      TOTAL RETURN(3)
                                                   INCOME           LOWEST TO            LOWEST TO
                                                  RATIO (%)        HIGHEST (%)          HIGHEST (%)
                                                -------------   -----------------   ------------------
   MIST Lord Abbett Mid Cap               2012        0.35         0.30 - 2.70            1.60 - 14.35
      Value Subaccount                    2011        0.55         0.30 - 2.70         (6.21) - (4.00)
                                          2010        0.62         0.30 - 2.70           22.09 - 25.23
                                          2009        2.21         0.30 - 2.70           23.15 - 26.08
                                          2008        0.58         0.30 - 2.75       (40.44) - (38.93)

   MIST Met/Eaton Vance                   2012        2.13         1.70 - 2.60             4.56 - 5.51
      Floating Rate Subaccount            2011        1.64         1.70 - 2.60           (0.59) - 0.29
      (Commenced 5/3/2010)                2010          --         1.70 - 2.60             1.44 - 2.04

   MIST Met/Franklin Mutual               2012        0.65         1.70 - 2.50           11.09 - 11.99
      Shares Subaccount                   2011        2.91         1.70 - 2.50         (3.01) - (2.27)
      (Commenced 4/28/2008)               2010          --         1.70 - 2.35             8.38 - 9.15
                                          2009          --         1.70 - 2.35           21.95 - 22.76
                                          2008       10.69         1.70 - 2.25       (34.37) - (34.19)

   MIST Met/Templeton Growth              2012        1.66         1.30 - 2.60           19.08 - 20.65
      Subaccount                          2011        0.95         1.30 - 2.60         (9.26) - (8.07)
      (Commenced 5/3/2010)                2010          --         1.30 - 2.60           10.07 - 11.55

   MIST MetLife Aggressive                2012        0.64         0.30 - 2.55           13.79 - 16.39
      Strategy Subaccount                 2011          --         0.30 - 2.55       (15.03) - (13.69)
      (Commenced 5/2/2011)

   MIST MetLife Balanced                  2012        2.16         1.55 - 2.65           10.94 - 12.17
      Strategy Subaccount                 2011        1.59         1.55 - 2.65         (4.22) - (3.18)
      (Commenced 5/4/2009)                2010        2.15         1.55 - 2.65           10.62 - 11.78
                                          2009          --         1.55 - 2.65           22.33 - 23.27

   MIST MetLife Growth                    2012        1.65         1.55 - 2.55           12.79 - 13.93
      Strategy Subaccount                 2011        1.52         1.55 - 2.55         (6.32) - (5.36)
      (Commenced 5/4/2009)                2010        1.78         1.55 - 2.55           12.60 - 13.67
                                          2009          --         1.55 - 2.55           26.14 - 27.11

   MIST MetLife Moderate                  2012        2.63         1.55 - 2.55            9.55 - 10.66
      Strategy Subaccount                 2011        1.72         1.55 - 2.55         (2.66) - (1.62)
      (Commenced 5/4/2009)                2010        2.50         1.55 - 2.55            9.64 - 10.60
                                          2009          --         1.55 - 2.55           20.11 - 20.98

   MIST MFS Emerging Markets              2012        0.88         0.30 - 2.70           15.71 - 18.74
      Equity Subaccount                   2011        1.55         0.30 - 2.70       (20.90) - (18.66)
                                          2010        1.14         0.30 - 2.75           20.34 - 23.67
                                          2009        1.85         0.30 - 2.75           64.38 - 68.59
                                          2008        0.98         0.30 - 2.75          (58.76) - 0.58

   MIST MFS Research                      2012        1.94         0.30 - 2.65           13.64 - 16.36
      International Subaccount            2011        1.25         0.30 - 2.65       (19.52) - (10.93)
                                          2010        1.78         0.30 - 2.65            8.52 - 11.02
                                          2009        3.25         0.30 - 2.65           28.09 - 31.20
                                          2008        1.70         0.30 - 2.65       (44.56) - (42.53)

   MIST MLA Mid Cap Subaccount            2012        0.61         0.30 - 2.65             2.52 - 5.27
                                          2011        0.91         0.30 - 2.65         (7.80) - (5.41)
                                          2010        1.07         0.30 - 2.65           19.63 - 22.86
                                          2009        1.37         0.30 - 2.65           33.13 - 36.70
                                          2008        0.08         0.30 - 2.65        (39.91) - (3.15)

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY OF CONNECTICUT
              NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8. FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                                AS OF DECEMBER 31
                                               ----------------------------------------------------
                                                                   UNIT VALUE
                                                                    LOWEST TO             NET
                                                    UNITS          HIGHEST ($)        ASSETS ($)
                                               -------------    ----------------   ----------------
  MIST Morgan Stanley Mid Cap            2012      8,161,498         0.95 - 2.62         12,071,251
     Growth Subaccount                   2011      9,246,133         0.89 - 2.43         12,904,996
                                         2010     11,758,200         0.97 - 2.66         18,023,005
                                         2009     15,136,307         0.75 - 2.05         17,892,218
                                         2008     16,241,619         0.49 - 1.32         12,604,861

  MIST PIMCO Inflation                   2012     76,954,212         1.33 - 1.67        117,364,047
     Protected Bond Subaccount           2011     81,257,553         1.25 - 1.55        115,644,635
                                         2010     84,809,882         1.15 - 1.41        110,311,164
                                         2009     85,594,721         1.09 - 1.32        104,939,462
                                         2008     84,875,080         0.95 - 1.13         89,827,203

  MIST PIMCO Total Return                2012    230,205,457         1.36 - 2.07        377,907,353
     Subaccount                          2011    260,102,976         1.28 - 1.90        397,228,650
                                         2010    285,034,968         1.28 - 1.85        430,615,868
                                         2009    309,041,939         1.21 - 1.72        437,011,528
                                         2008     20,657,165         1.06 - 1.09         22,251,150

  MIST Pioneer Fund Subaccount           2012     37,349,570         0.89 - 2.00         56,439,683
                                         2011     43,521,716         0.83 - 1.83         60,273,626
                                         2010     30,744,777         0.89 - 1.94         48,832,317
                                         2009     35,071,315         0.78 - 1.69         48,615,076
                                         2008     16,387,552         0.68 - 1.38         18,839,100

  MIST Pioneer Strategic                 2012    117,013,589         1.38 - 3.01        213,840,794
     Income Subaccount                   2011    134,759,531         1.28 - 2.72        224,047,122
                                         2010    163,592,465         1.28 - 2.66        266,557,264
                                         2009    167,562,465         1.17 - 2.40        249,602,835
                                         2008    132,562,461         0.95 - 1.82        156,083,247

  MIST RCM Technology                    2012      8,034,998         0.46 - 1.98          7,495,545
     Subaccount                          2011     10,508,349         0.42 - 1.80          8,570,794
     (Commenced 5/3/2010)                2010      1,999,423         1.14 - 1.42          2,724,803

  MIST SSgA Growth and Income            2012     96,610,845                1.28        123,361,227
     ETF Subaccount                      2011    102,294,878                1.15        117,213,928
                                         2010    110,185,544                1.15        126,498,036
                                         2009    118,121,815                1.04        122,341,279
                                         2008    130,577,256                0.84        109,653,164

  MIST SSgA Growth ETF                   2012    123,165,362                1.21        148,804,069
     Subaccount                          2011    133,087,707                1.06        141,546,856
                                         2010    142,607,091                1.10        156,916,020
                                         2009    151,971,206                0.98        148,328,139
                                         2008    161,274,026                0.77        123,461,622

  MIST T. Rowe Price Large               2012    109,882,316         0.94 - 5.81        116,086,753
     Cap Value Subaccount                2011    128,584,761         0.82 - 4.97        117,195,273
                                         2010    153,267,618         0.88 - 5.23        148,207,202
                                         2009    178,302,083         0.77 - 4.00        149,934,901
                                         2008    200,939,476         0.67 - 3.43        145,054,521

                                                         FOR THE YEAR ENDED DECEMBER 31
                                               -----------------------------------------------------
                                               INVESTMENT(1)   EXPENSE RATIO(2)     TOTAL RETURN(3)
                                                  INCOME           LOWEST TO           LOWEST TO
                                                 RATIO (%)        HIGHEST (%)         HIGHEST (%)
                                               -------------   ----------------    -----------------
  MIST Morgan Stanley Mid Cap            2012          --         0.30 - 2.60            6.46 - 8.95
     Growth Subaccount                   2011        0.71         0.30 - 2.60        (9.32) - (7.19)
                                         2010        0.12         0.30 - 2.60          28.69 - 31.65
                                         2009        0.01         0.30 - 2.60          53.24 - 56.78
                                         2008        0.43         0.30 - 2.60      (49.06) - (47.29)

  MIST PIMCO Inflation                   2012        3.19         0.00 - 2.75            6.32 - 9.33
     Protected Bond Subaccount           2011        1.81         0.00 - 2.75           8.31 - 11.45
                                         2010        2.54         0.30 - 2.75            5.00 - 7.67
                                         2009        3.81         0.30 - 2.75          14.94 - 18.00
                                         2008        3.82         0.30 - 2.70        (9.46) - (7.14)

  MIST PIMCO Total Return                2012        3.16         0.30 - 2.75            6.29 - 8.94
     Subaccount                          2011        2.63         0.30 - 2.75          (1.23) - 2.81
                                         2010        3.67         0.30 - 2.70            5.25 - 7.89
                                         2009        0.57         0.30 - 2.70          10.87 - 16.13
                                         2008        3.60         1.70 - 2.60        (2.22) - (1.36)

  MIST Pioneer Fund Subaccount           2012        1.48         0.30 - 2.70           7.48 - 10.26
                                         2011        0.93         0.30 - 2.65       (12.60) - (4.78)
                                         2010        0.94         0.30 - 2.60          13.24 - 15.84
                                         2009        1.01         0.30 - 2.60          20.72 - 26.30
                                         2008        1.12         0.30 - 2.60      (34.56) - (32.98)

  MIST Pioneer Strategic                 2012        4.97         0.30 - 2.85           8.31 - 11.29
     Income Subaccount                   2011        4.80         0.30 - 2.85            0.55 - 3.36
                                         2010        5.15         0.30 - 2.75           8.94 - 11.80
                                         2009        4.51         0.30 - 2.75          22.59 - 32.67
                                         2008        6.69         0.30 - 2.70      (14.11) - (10.96)

  MIST RCM Technology                    2012          --         1.40 - 2.65           9.34 - 10.71
     Subaccount                          2011          --         1.40 - 2.65      (19.68) - (11.36)
     (Commenced 5/3/2010)                2010          --         1.55 - 2.65          23.05 - 24.41

  MIST SSgA Growth and Income            2012        2.37                1.25                  11.44
     ETF Subaccount                      2011        1.76                1.25                 (0.17)
                                         2010        1.37                1.25                  10.81
                                         2009        2.14                1.25                  23.33
                                         2008        1.90                1.25                (25.99)

  MIST SSgA Growth ETF                   2012        1.94                1.25                  13.60
     Subaccount                          2011        1.62                1.25                 (3.27)
                                         2010        1.53                1.25                  12.70
                                         2009        1.93                1.25                  27.42
                                         2008        1.56                1.25                (33.74)

  MIST T. Rowe Price Large               2012        1.45         0.30 - 2.70          14.82 - 17.62
     Cap Value Subaccount                2011        0.65         0.30 - 2.70        (6.61) - (4.26)
                                         2010        1.06         0.30 - 2.70          13.90 - 16.69
                                         2009        2.27         0.30 - 2.70          15.27 - 18.02
                                         2008        1.55         0.30 - 2.70      (38.03) - (36.47)

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY OF CONNECTICUT
              NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8. FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                                AS OF DECEMBER 31
                                               ----------------------------------------------------
                                                                   UNIT VALUE
                                                                    LOWEST TO             NET
                                                    UNITS          HIGHEST ($)        ASSETS ($)
                                               -------------    ----------------   ----------------
  MIST T. Rowe Price Mid Cap             2012      2,028,845         0.99 - 1.77          2,812,261
     Growth Subaccount                   2011      2,874,302         0.89 - 1.59          3,490,853
     (Commenced 4/28/2008)               2010      2,637,941         0.93 - 1.64          3,627,883
                                         2009      2,174,650         0.76 - 1.30          2,536,266
                                         2008      1,198,311         0.76 - 0.91          1,061,661

  MIST Third Avenue Small Cap            2012     87,597,110         0.96 - 2.58        124,998,359
     Value Subaccount                    2011    102,729,374         0.84 - 2.22        125,154,359
                                         2010    118,085,929         0.95 - 1.91        155,522,778
                                         2009    135,415,681         0.81 - 1.62        149,634,615
                                         2008    150,325,118         0.66 - 1.30        132,190,608

  MIST Turner Mid Cap Growth             2012      1,433,797         1.24 - 1.63          2,189,158
     Subaccount                          2011      1,652,474         1.20 - 1.56          2,427,483
     (Commenced 4/28/2008)               2010      1,767,559         1.33 - 1.72          2,845,882
                                         2009      2,403,026         1.07 - 1.37          3,118,333
                                         2008      2,586,292         0.75 - 0.95          2,331,082

  MIST Van Kampen Comstock               2012    105,506,703         1.03 - 1.81        150,180,851
     Subaccount                          2011    137,929,311         0.90 - 1.54        168,446,892
                                         2010    178,757,353         0.93 - 1.57        225,341,481
                                         2009    212,159,391         0.83 - 1.37        237,036,843
                                         2008        938,859         0.68 - 0.70            648,344

  Morgan Stanley Multi Cap               2012        634,940         1.41 - 1.80          1,052,964
     Growth Subaccount                   2011        683,491         1.29 - 1.63          1,037,271
                                         2010        877,893         1.40 - 1.78          1,463,366
                                         2009        921,618         1.13 - 1.42          1,228,624
                                         2008        938,169         0.68 - 0.84            753,390

  MSF Barclays Capital                   2012     40,275,965         1.36 - 2.56         95,180,911
     Aggregate Bond Index                2011     45,268,185         1.31 - 2.49        103,893,632
     Subaccount                          2010     51,647,712         1.24 - 2.35        111,235,771
                                         2009     62,894,452         1.18 - 2.24        124,909,151
                                         2008     71,329,220         1.14 - 2.16        135,715,355

  MSF BlackRock Aggressive               2012     80,896,694         0.62 - 1.71         83,365,935
     Growth Subaccount                   2011     95,805,405         0.57 - 1.57         90,389,497
                                         2010    116,770,017         0.60 - 1.66        114,976,088
                                         2009    136,340,583         0.53 - 1.46        118,461,145
                                         2008    154,809,818         0.36 - 1.00         91,555,768

  MSF BlackRock Bond Income              2012    159,459,776         1.10 - 2.15        227,477,835
     Subaccount                          2011    185,391,674         1.06 - 2.03        250,881,660
                                         2010    225,736,980         1.02 - 1.93        291,924,540
                                         2009    254,242,025         0.97 - 1.81        310,155,879
                                         2008    265,533,848         0.91 - 1.67        305,259,676

  MSF BlackRock Diversified              2012     95,084,218         1.14 - 2.80        241,918,758
     Subaccount                          2011    105,534,840         1.05 - 2.53        241,546,529
                                         2010    118,061,128         1.04 - 2.46        263,504,413
                                         2009    141,009,077         0.97 - 5.48        281,893,639
                                         2008     68,632,597         0.86 - 1.96        122,906,726

                                                         FOR THE YEAR ENDED DECEMBER 31
                                               -----------------------------------------------------
                                               INVESTMENT(1)   EXPENSE RATIO(2)     TOTAL RETURN(3)
                                                  INCOME           LOWEST TO           LOWEST TO
                                                 RATIO (%)        HIGHEST (%)         HIGHEST (%)
                                               -------------   ----------------    -----------------
  MIST T. Rowe Price Mid Cap             2012          --         1.55 - 2.65          10.69 - 11.93
     Growth Subaccount                   2011          --         1.55 - 2.65        (4.25) - (3.18)
     (Commenced 4/28/2008)               2010          --         1.55 - 2.65          24.40 - 25.73
                                         2009          --         1.55 - 2.65          29.50 - 43.23
                                         2008          --         1.55 - 2.65      (38.51) - (38.05)

  MIST Third Avenue Small Cap            2012          --         0.30 - 2.70          14.83 - 17.63
     Value Subaccount                    2011        1.07         0.30 - 2.70       (16.37) - (9.27)
                                         2010        1.21         0.30 - 2.70          16.75 - 19.59
                                         2009        1.19         0.30 - 2.70          23.10 - 26.11
                                         2008        0.77         0.30 - 2.70      (31.74) - (30.08)

  MIST Turner Mid Cap Growth             2012          --         1.55 - 2.65            3.23 - 4.38
     Subaccount                          2011          --         1.55 - 2.65        (9.85) - (8.85)
     (Commenced 4/28/2008)               2010          --         1.55 - 2.65          23.84 - 25.24
                                         2009          --         1.55 - 2.65          43.39 - 44.93
                                         2008          --         1.55 - 2.65      (45.80) - (45.39)

  MIST Van Kampen Comstock               2012        1.34         0.30 - 2.75          15.29 - 18.16
     Subaccount                          2011        1.19         0.30 - 2.75        (4.15) - (1.73)
                                         2010        1.58         0.30 - 2.75          11.79 - 14.51
                                         2009        0.01         0.30 - 2.75          23.19 - 31.15
                                         2008        2.17         1.70 - 2.60      (37.55) - (37.01)

  Morgan Stanley Multi Cap               2012          --         1.60 - 2.50           9.31 - 10.31
     Growth Subaccount                   2011          --         1.60 - 2.60        (9.30) - (8.48)
                                         2010          --         1.60 - 2.60          24.13 - 25.44
                                         2009        0.12         1.60 - 2.60          66.53 - 68.13
                                         2008        0.17         1.60 - 2.60      (49.11) - (48.57)

  MSF Barclays Capital                   2012        3.74         0.30 - 1.30            2.55 - 3.59
     Aggregate Bond Index                2011        3.57         0.30 - 1.40            5.99 - 7.17
     Subaccount                          2010        3.84         0.30 - 1.40            4.57 - 5.75
                                         2009        6.40         0.30 - 1.40            3.69 - 4.85
                                         2008        4.71         0.30 - 1.40            4.50 - 5.66

  MSF BlackRock Aggressive               2012          --         0.30 - 2.70           7.91 - 10.55
     Growth Subaccount                   2011        0.22         0.30 - 2.70        (5.78) - (3.37)
                                         2010          --         0.30 - 2.70          12.16 - 14.83
                                         2009        0.07         0.30 - 2.70          45.36 - 48.77
                                         2008          --         0.30 - 2.70      (47.24) - (45.92)

  MSF BlackRock Bond Income              2012        2.66         0.30 - 2.75            4.46 - 7.22
     Subaccount                          2011        3.98         0.30 - 2.75            3.53 - 6.25
                                         2010        3.97         0.30 - 2.75            5.26 - 8.01
                                         2009        6.84         0.30 - 2.75            5.70 - 9.11
                                         2008        5.16         0.30 - 2.75        (9.43) - (3.72)

  MSF BlackRock Diversified              2012        2.29         0.30 - 2.65           9.16 - 12.04
     Subaccount                          2011        2.45         0.30 - 2.65            0.87 - 3.44
                                         2010        1.96         0.30 - 2.65            6.47 - 9.35
                                         2009        2.89         0.30 - 2.65          13.92 - 18.94
                                         2008        2.82         0.30 - 2.65      (26.08) - (23.80)

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY OF CONNECTICUT
              NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8. FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                                AS OF DECEMBER 31
                                               ----------------------------------------------------
                                                                   UNIT VALUE
                                                                    LOWEST TO             NET
                                                    UNITS          HIGHEST ($)        ASSETS ($)
                                               -------------    ----------------   ----------------
  MSF BlackRock Large Cap                2012     11,585,791         0.93 - 1.40         14,563,747
     Value Subaccount                    2011     13,528,382         0.83 - 1.24         15,175,781
     (Commenced 4/28/2008)               2010     15,747,692         0.84 - 1.21         17,609,264
                                         2009     18,388,146         0.79 - 1.12         19,257,470
                                         2008     18,738,894         0.73 - 1.01         17,997,131

  MSF BlackRock Legacy Large             2012    165,758,971         0.71 - 3.42        197,078,248
     Cap Growth Subaccount               2011    197,272,481         0.63 - 3.03        206,180,160
     (Commenced 4/28/2008)               2010    232,943,584         0.71 - 3.37        268,487,543
                                         2009    278,436,667         0.60 - 2.85        269,927,201
                                         2008          8,268                2.34             19,311

  MSF BlackRock Money Market             2012    305,952,973         0.92 - 2.41        338,263,961
     Subaccount                          2011    355,598,094         0.94 - 1.81        396,781,383
                                         2010    390,620,368         0.97 - 1.84        442,249,891
                                         2009    292,409,144         1.00 - 1.87        335,600,209
                                         2008    380,710,006         1.02 - 1.89        441,091,140

  MSF Davis Venture Value                2012     81,093,170         0.94 - 1.61        103,067,131
     Subaccount                          2011     96,387,852         0.85 - 1.46        110,626,783
     (Commenced 4/28/2008)               2010     39,290,500         0.90 - 1.34         46,053,005
                                         2009     46,272,413         0.82 - 1.22         49,036,833
                                         2008     50,458,028         0.63 - 0.94         41,210,080

  MSF FI Value Leaders                   2012     53,094,176         0.92 - 1.77         71,649,885
     Subaccount                          2011     63,384,285         0.81 - 1.56         75,345,632
                                         2010     77,016,714         0.88 - 1.68         99,325,424
                                         2009     90,780,311         0.79 - 1.49        103,755,815
                                         2008    105,348,325         0.66 - 1.24        100,762,189

  MSF Jennison Growth                    2012    347,786,347         0.61 - 1.68        317,110,813
     Subaccount                          2011     60,489,570         0.53 - 1.48         43,819,251
     (Commenced 4/28/2008)               2010     76,713,717         0.54 - 1.50         56,595,399
                                         2009     92,196,381         0.49 - 1.37         61,763,702
                                         2008    110,066,602         0.36 - 1.00         52,990,327

  MSF Loomis Sayles Small Cap            2012        324,926         3.18 - 3.77          1,156,434
     Core Subaccount                     2011        421,875         2.86 - 3.35          1,346,982
     (Commenced 5/4/2009)                2010        192,214         2.93 - 3.40            628,433
                                         2009        123,912         2.40 - 2.72            325,388

  MSF Met/Artisan Mid Cap                2012        727,228         2.36 - 2.52          1,786,794
     Value Subaccount                    2011        918,844         2.16 - 2.29          2,053,497
     (Commenced 5/3/2010)                2010      1,029,255         2.07 - 2.18          2,194,400

  MSF Met/Dimensional                    2012        512,674         1.58 - 1.64            828,694
     International Small Company         2011         82,833         1.38 - 1.41            115,816
     Subaccount                          2010         63,743         1.68 - 1.71            108,458
     (Commenced 5/4/2009)                2009         53,278         1.41 - 1.42             75,431

  MSF MetLife Conservative               2012     33,750,786         1.19 - 1.41         43,181,333
     Allocation Subaccount               2011     31,816,365         1.12 - 1.29         37,895,228
                                         2010     32,850,961         1.11 - 1.26         38,552,233
                                         2009     30,329,127         1.04 - 1.14         32,861,250
                                         2008     26,245,707         0.89 - 0.95         23,973,280

                                                         FOR THE YEAR ENDED DECEMBER 31
                                               -----------------------------------------------------
                                               INVESTMENT(1)   EXPENSE RATIO(2)     TOTAL RETURN(3)
                                                  INCOME           LOWEST TO           LOWEST TO
                                                 RATIO (%)        HIGHEST (%)         HIGHEST (%)
                                               -------------   -----------------   -----------------
  MSF BlackRock Large Cap                2012        1.44         0.30 - 2.65          10.97 - 13.63
     Value Subaccount                    2011        0.93         0.30 - 2.65          (0.64) - 1.81
     (Commenced 4/28/2008)               2010        0.86         0.30 - 2.65            6.10 - 8.59
                                         2009        1.36         0.30 - 2.65           8.19 - 10.69
                                         2008          --         0.30 - 2.65      (32.35) - (31.26)

  MSF BlackRock Legacy Large             2012        0.31         0.30 - 2.65          11.23 - 14.03
     Cap Growth Subaccount               2011        0.19         0.30 - 2.70       (11.49) - (9.26)
     (Commenced 4/28/2008)               2010        0.24         0.30 - 2.75          16.47 - 19.49
                                         2009          --         0.30 - 2.75          28.38 - 30.51
                                         2008          --                0.30                (34.82)

  MSF BlackRock Money Market             2012          --         0.30 - 2.75        (2.73) - (0.30)
     Subaccount                          2011          --         0.30 - 2.85        (2.74) - (0.26)
                                         2010        0.01         0.30 - 2.75          (2.77) - 0.55
                                         2009        0.45         0.30 - 2.75          (2.34) - 0.09
                                         2008        2.77         0.30 - 2.90          (0.10) - 3.28

  MSF Davis Venture Value                2012        0.69         0.30 - 2.65           9.66 - 12.52
     Subaccount                          2011        0.48         0.30 - 2.70       (12.22) - (4.37)
     (Commenced 4/28/2008)               2010        0.99         0.30 - 2.75           8.80 - 11.64
                                         2009        1.55         0.30 - 2.75          28.12 - 31.64
                                         2008          --         0.30 - 2.75      (38.81) - (37.72)

  MSF FI Value Leaders                   2012        1.14         0.30 - 2.65          12.44 - 15.30
     Subaccount                          2011        1.05         0.30 - 2.65        (8.80) - (6.57)
                                         2010        1.56         0.30 - 2.65          11.26 - 14.05
                                         2009        2.82         0.30 - 2.65          18.31 - 21.34
                                         2008        1.84         0.30 - 2.65      (40.60) - (39.17)

  MSF Jennison Growth                    2012        0.01         0.30 - 2.60         (4.86) - 15.21
     Subaccount                          2011        0.11         0.30 - 2.60        (2.35) - (0.07)
     (Commenced 4/28/2008)               2010        0.46         0.30 - 2.60           8.51 - 10.94
                                         2009        0.04         0.30 - 2.60          36.00 - 39.13
                                         2008          --         0.30 - 2.60      (34.22) - (33.18)

  MSF Loomis Sayles Small Cap            2012          --         1.70 - 2.60          11.32 - 12.33
     Core Subaccount                     2011          --         1.70 - 2.60        (2.22) - (1.35)
     (Commenced 5/4/2009)                2010          --         1.70 - 2.60          23.94 - 25.06
                                         2009          --         1.70 - 2.50          26.14 - 26.77

  MSF Met/Artisan Mid Cap                2012        0.81         1.40 - 2.10           9.25 - 10.02
     Value Subaccount                    2011        0.77         1.40 - 2.10            4.30 - 5.04
     (Commenced 5/3/2010)                2010          --         1.40 - 2.10          14.63 - 15.44

  MSF Met/Dimensional                    2012        0.49         1.70 - 2.50          14.98 - 15.91
     International Small Company         2011        1.88         1.70 - 2.50      (18.35) - (17.63)
     Subaccount                          2010        1.23         1.70 - 2.50          19.60 - 20.55
     (Commenced 5/4/2009)                2009          --         1.70 - 2.50          38.45 - 39.18

  MSF MetLife Conservative               2012        2.99         0.30 - 2.70            6.26 - 8.85
     Allocation Subaccount               2011        2.43         0.30 - 2.70            0.45 - 2.95
                                         2010        3.77         0.30 - 2.70            7.12 - 9.70
                                         2009        3.10         0.30 - 2.70          17.38 - 20.17
                                         2008        0.89         0.30 - 2.70      (16.65) - (14.70)

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY OF CONNECTICUT
              NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8. FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                                 AS OF DECEMBER 31
                                                ----------------------------------------------------
                                                                    UNIT VALUE
                                                                     LOWEST TO              NET
                                                     UNITS          HIGHEST ($)         ASSETS ($)
                                                -------------    -----------------   ---------------
   MSF MetLife Conservative to            2012     69,601,690          1.13 - 1.35        86,810,589
      Moderate Allocation                 2011     75,138,747          1.05 - 1.22        85,251,503
      Subaccount                          2010     81,246,395          1.06 - 1.21        92,534,789
                                          2009     86,062,934          0.98 - 1.09        89,073,057
                                          2008     89,863,744          0.82 - 0.88        76,216,690

   MSF MetLife Mid Cap Stock              2012      6,983,172                 1.28         8,935,310
      Index Subaccount                    2011      6,867,767                 1.10         7,567,180
                                          2010      6,949,687                 1.14         7,903,300
                                          2009      6,859,089                 0.91         6,254,414
                                          2008      6,459,837                 0.67         4,353,823

   MSF MetLife Moderate                   2012    342,679,345          1.06 - 1.72       406,247,240
      Allocation Subaccount               2011    365,836,158          0.96 - 1.13       387,765,148
                                          2010    393,118,303          1.00 - 1.15       427,765,478
                                          2009    422,006,805          0.91 - 1.02       411,199,938
                                          2008    448,656,252          0.74 - 0.81       349,923,570

   MSF MetLife Moderate to                2012    301,438,988          1.00 - 1.21       341,958,464
      Aggressive Allocation               2011    320,193,265          0.89 - 1.05       318,588,616
      Subaccount                          2010    343,766,439          0.94 - 1.10       359,791,293
                                          2009    385,002,457          0.85 - 0.96       356,369,177
                                          2008    401,062,441          0.67 - 0.75       290,979,056

   MSF MetLife Stock Index                2012    746,876,608         0.85 - 24.72       955,635,335
      Subaccount                          2011    660,304,058          0.78 - 3.51       710,740,551
                                          2010    752,977,742          0.79 - 2.08       807,958,649
                                          2009    956,309,555          0.70 - 1.82       894,068,941
                                          2008    491,992,717          0.56 - 1.45       354,305,788

   MSF MFS Total Return                   2012    252,752,393          0.97 - 3.15       465,580,415
      Subaccount                          2011    300,786,307          0.90 - 2.86       499,287,986
                                          2010    365,263,272          0.90 - 2.83       594,788,580
                                          2009    424,517,109          0.85 - 2.61       636,362,549
                                          2008    485,162,845          0.74 - 2.23       625,319,073

   MSF MFS Value Subaccount               2012     42,193,599          1.17 - 1.80        64,099,072
                                          2011     48,193,344          1.11 - 1.58        63,956,024
                                          2010     55,157,576          1.12 - 1.60        73,901,755
                                          2009     58,644,242          1.02 - 1.47        71,463,612
                                          2008     62,480,214          0.86 - 1.25        64,279,938

   MSF MSCI EAFE Index                    2012     31,591,933          0.91 - 2.18        59,212,775
      Subaccount                          2011     35,199,957          0.78 - 1.87        56,199,006
                                          2010     39,250,929          0.91 - 2.16        72,320,627
                                          2009     48,947,939          0.85 - 2.03        81,732,457
                                          2008     52,994,262          0.68 - 1.59        69,092,998

   MSF Neuberger Berman                   2012         70,294          1.58 - 1.77           118,604
      Genesis Subaccount                  2011         12,539          1.57 - 1.64            20,005
      (Commenced 5/2/2011)

                                                           FOR THE YEAR ENDED DECEMBER 31
                                                -------------------------------------------------------
                                                 INVESTMENT(1)   EXPENSE RATIO(2)      TOTAL RETURN(3)
                                                    INCOME           LOWEST TO            LOWEST TO
                                                   RATIO (%)        HIGHEST (%)          HIGHEST (%)
                                                --------------   -----------------   ------------------
   MSF MetLife Conservative to            2012        2.94          0.30 - 2.65            8.53 - 11.13
      Moderate Allocation                 2011        2.07          0.30 - 2.65           (1.60) - 0.75
      Subaccount                          2010        3.47          0.30 - 2.65            8.59 - 11.14
                                          2009        3.32          0.30 - 2.50           20.61 - 23.27
                                          2008        1.12          0.30 - 2.50       (23.55) - (21.83)

   MSF MetLife Mid Cap Stock              2012        1.02                 1.25                   16.13
      Index Subaccount                    2011        0.93                 1.25                  (3.08)
                                          2010        1.00                 1.25                   24.67
                                          2009        1.77                 1.25                   35.31
                                          2008        1.37                 1.25                 (36.95)

   MSF MetLife Moderate                   2012        2.31          0.00 - 2.75           10.15 - 13.24
      Allocation Subaccount               2011        1.53          0.30 - 2.75         (4.00) - (1.65)
                                          2010        2.63          0.30 - 2.75           10.02 - 12.81
                                          2009        3.02          0.30 - 2.75           23.17 - 26.14
                                          2008        0.82          0.30 - 2.75       (30.60) - (28.80)

   MSF MetLife Moderate to                2012        1.91          0.30 - 2.60           12.41 - 15.04
      Aggressive Allocation               2011        1.42          0.30 - 2.55         (6.22) - (4.01)
      Subaccount                          2010        2.21          0.30 - 2.65           11.72 - 14.39
                                          2009        2.58          0.30 - 2.65           25.71 - 28.72
                                          2008        0.62          0.30 - 2.65       (36.84) - (35.33)

   MSF MetLife Stock Index                2012        1.43          0.28 - 3.50           11.63 - 15.43
      Subaccount                          2011        1.65          0.28 - 3.50           (1.73) - 1.51
                                          2010        1.80          0.28 - 3.50           10.69 - 14.51
                                          2009        1.48          0.28 - 3.50           22.80 - 28.15
                                          2008        1.98          0.28 - 2.50       (38.82) - (37.32)

   MSF MFS Total Return                   2012        2.74          0.30 - 2.75            8.27 - 11.03
      Subaccount                          2011        2.65          0.30 - 2.75           (0.60) - 1.87
                                          2010        2.94          0.30 - 2.75             6.82 - 9.55
                                          2009        4.24          0.30 - 2.75           15.10 - 18.01
                                          2008        3.54          0.30 - 2.90       (24.58) - (22.59)

   MSF MFS Value Subaccount               2012        1.95          0.30 - 2.65           13.33 - 16.30
                                          2011        1.61          0.30 - 2.70           (1.82) - 0.51
                                          2010        1.45          0.30 - 2.70            8.31 - 11.16
                                          2009          --          0.30 - 2.70           17.51 - 20.39
                                          2008        1.88          0.30 - 2.70       (34.35) - (31.31)

   MSF MSCI EAFE Index                    2012        3.14          0.30 - 1.60           16.44 - 17.97
      Subaccount                          2011        2.51          0.30 - 1.60       (13.96) - (12.76)
                                          2010        2.90          0.30 - 1.60             6.56 - 7.83
                                          2009        4.32          0.30 - 1.60           26.52 - 28.27
                                          2008        3.03          0.30 - 1.60       (42.99) - (42.23)

   MSF Neuberger Berman                   2012        0.12          1.70 - 2.60             6.92 - 7.89
      Genesis Subaccount                  2011          --          1.70 - 2.10         (7.49) - (7.23)
      (Commenced 5/2/2011)

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY OF CONNECTICUT
              NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8. FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                                AS OF DECEMBER 31
                                               ----------------------------------------------------
                                                                   UNIT VALUE
                                                                    LOWEST TO             NET
                                                    UNITS          HIGHEST ($)        ASSETS ($)
                                               -------------    ----------------   ----------------
  MSF Oppenheimer Global                 2012    280,274,259         1.01 - 1.99        316,647,038
     Equity Subaccount                   2011    319,487,588         0.85 - 1.68        301,581,617
                                         2010    355,293,700         0.96 - 1.86        371,423,984
                                         2009    410,567,773         0.85 - 1.59        374,398,305
                                         2008    448,654,570         0.62 - 1.15        295,841,010

  MSF Russell 2000 Index                 2012     33,654,928         1.43 - 3.25         96,816,463
     Subaccount                          2011     37,289,119         1.25 - 2.83         93,301,295
                                         2010     41,489,141         1.33 - 2.99        109,316,701
                                         2009     52,166,793         1.06 - 2.38        102,896,929
                                         2008     54,971,926         0.86 - 1.92         87,292,343

  MSF T. Rowe Price Large Cap            2012     32,201,056         1.12 - 1.88         38,929,294
     Growth Subaccount                   2011     37,121,993         0.97 - 1.59         38,361,890
                                         2010     45,753,740         1.01 - 1.61         48,700,718
                                         2009     53,594,235         0.89 - 1.39         49,610,845
                                         2008     59,778,256         0.64 - 0.97         39,237,067

  MSF T. Rowe Price Small Cap            2012     62,635,996         1.15 - 2.32         98,474,574
     Growth Subaccount                   2011     71,061,468         1.02 - 2.01         97,794,789
     (Commenced 4/28/2008)               2010     76,912,938         1.03 - 2.00        105,806,004
                                         2009     84,858,983         0.79 - 1.49         87,765,568
                                         2008     91,237,701         0.58 - 1.08         69,058,943

  MSF Western Asset                      2012     33,573,093         1.21 - 2.91         55,654,805
     Management Strategic Bond           2011     39,676,652         1.11 - 2.65         59,620,518
     Opportunities Subaccount            2010      3,494,208         2.29 - 2.52          8,424,280
                                         2009      3,762,287         2.06 - 2.27          8,142,474
                                         2008      4,192,426         1.58 - 1.74          6,937,973

  MSF Western Asset                      2012     89,352,294         1.10 - 2.58        134,993,660
     Management U.S. Government          2011    101,794,264         1.07 - 2.53        148,935,292
     Subaccount                          2010    125,335,567         1.04 - 2.42        173,254,111
                                         2009    140,576,689         1.00 - 2.31        185,790,047
                                         2008    165,146,188         1.01 - 2.24        209,916,401

  Pioneer VCT Emerging                   2012      5,609,487         1.58 - 2.96         14,604,398
     Markets Subaccount                  2011      6,504,758         1.39 - 2.69         15,409,987
                                         2010      8,376,046         1.86 - 3.58         26,221,434
                                         2009      9,315,020         1.65 - 3.15         25,836,006
                                         2008      8,306,485         0.97 - 1.84         13,714,981

  Pioneer VCT Equity Income              2012     11,046,306         1.22 - 1.73         17,874,031
     Subaccount                          2011     12,775,811         1.13 - 1.60         19,180,928
                                         2010     14,712,580         1.09 - 1.53         21,292,601
                                         2009     16,094,477         0.91 - 1.31         19,818,006
                                         2008     18,907,498         0.82 - 1.17         20,833,195

  Pioneer VCT Fundamental                2012      9,719,668         1.02 - 1.11         10,469,380
     Value Subaccount                    2011     10,856,888         0.94 - 1.02         10,766,616
                                         2010     13,452,820         1.01 - 1.07         14,111,087
                                         2009     14,948,808         0.94 - 1.00         14,626,585
                                         2008     14,609,008         0.84 - 0.87         12,564,364

                                                         FOR THE YEAR ENDED DECEMBER 31
                                               -----------------------------------------------------
                                               INVESTMENT(1)   EXPENSE RATIO(2)     TOTAL RETURN(3)
                                                  INCOME           LOWEST TO           LOWEST TO
                                                 RATIO (%)        HIGHEST (%)         HIGHEST (%)
                                               -------------   -----------------   -----------------
  MSF Oppenheimer Global                 2012        1.59         0.30 - 2.70          17.93 - 20.81
     Equity Subaccount                   2011        1.94         0.30 - 2.70       (10.84) - (8.68)
                                         2010        1.52         0.30 - 2.70          12.45 - 16.53
                                         2009        2.51         0.30 - 2.70          36.04 - 40.00
                                         2008        2.07         0.30 - 2.75      (42.21) - (40.55)

  MSF Russell 2000 Index                 2012        1.16         0.30 - 1.65          14.44 - 16.00
     Subaccount                          2011        1.08         0.30 - 1.65        (5.64) - (4.33)
                                         2010        1.17         0.30 - 1.65          24.90 - 26.48
                                         2009        2.08         0.30 - 1.65          23.86 - 25.64
                                         2008        1.30         0.30 - 1.65      (34.53) - (33.61)

  MSF T. Rowe Price Large Cap            2012          --         0.30 - 2.65          15.56 - 18.32
     Growth Subaccount                   2011          --         0.30 - 2.65        (3.96) - (1.61)
                                         2010        0.07         0.30 - 2.65          13.72 - 16.38
                                         2009        0.34         0.30 - 2.65          39.25 - 42.59
                                         2008        0.29         0.30 - 2.65      (43.53) - (42.18)

  MSF T. Rowe Price Small Cap            2012          --         0.30 - 2.65          12.86 - 15.56
     Growth Subaccount                   2011          --         0.30 - 2.65          (1.18) - 1.10
     (Commenced 4/28/2008)               2010          --         0.30 - 2.65          31.04 - 34.21
                                         2009        0.06         0.30 - 2.65          34.93 - 38.25
                                         2008          --         0.30 - 2.65      (34.75) - (33.70)

  MSF Western Asset                      2012        3.46         1.17 - 2.60           8.42 - 10.19
     Management Strategic Bond           2011        0.87         1.17 - 2.60            0.69 - 4.89
     Opportunities Subaccount            2010        6.37         1.17 - 1.45          11.08 - 11.45
                                         2009        6.88         1.17 - 1.45          30.34 - 30.64
                                         2008        4.25         1.17 - 1.45      (16.23) - (15.99)

  MSF Western Asset                      2012        2.10         0.15 - 2.45            0.86 - 3.21
     Management U.S. Government          2011        1.53         0.15 - 2.45            2.95 - 5.33
     Subaccount                          2010        2.75         0.15 - 2.45            3.23 - 5.63
                                         2009        4.76         0.15 - 2.45            1.78 - 4.15
                                         2008        3.03         0.15 - 2.45        (2.77) - (0.45)

  Pioneer VCT Emerging                   2012        0.21         1.50 - 2.75            8.61 - 9.99
     Markets Subaccount                  2011          --         1.50 - 2.75      (25.68) - (24.74)
                                         2010        0.31         1.50 - 2.75          12.48 - 13.89
                                         2009        0.89         1.50 - 2.75          69.34 - 71.42
                                         2008        0.09         1.50 - 2.75      (59.46) - (58.92)

  Pioneer VCT Equity Income              2012        3.67         1.50 - 2.60            7.13 - 8.32
     Subaccount                          2011        1.99         1.50 - 2.60            3.05 - 4.17
                                         2010        2.05         1.50 - 2.60          16.21 - 17.49
                                         2009        3.08         1.50 - 2.60          10.96 - 12.19
                                         2008        2.58         1.50 - 2.60      (32.29) - (31.52)

  Pioneer VCT Fundamental                2012        0.99         1.50 - 2.75            7.58 - 8.94
     Value Subaccount                    2011        0.73         1.50 - 2.75        (6.23) - (5.04)
                                         2010        0.59         1.50 - 2.75            6.31 - 7.64
                                         2009        0.78         1.50 - 2.75          12.54 - 14.01
                                         2008        1.38         1.50 - 2.75      (34.39) - (33.56)

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY OF CONNECTICUT
              NOTES TO THE FINANCIAL STATEMENTS -- (CONCLUDED)



8. FINANCIAL HIGHLIGHTS -- (CONCLUDED)


                                                                AS OF DECEMBER 31
                                               ----------------------------------------------------
                                                                   UNIT VALUE
                                                                    LOWEST TO             NET
                                                    UNITS          HIGHEST ($)        ASSETS ($)
                                               --------------   -----------------   ---------------
  Pioneer VCT Ibbotson Growth            2012     196,235,811         1.01 - 1.22       226,048,727
     Allocation Subaccount               2011     206,818,842         0.93 - 1.11       217,767,479
                                         2010     221,599,749         0.99 - 1.16       246,699,062
                                         2009     235,330,904         0.89 - 1.03       233,598,663
                                         2008     241,041,098         0.69 - 0.79       184,451,666

  Pioneer VCT Ibbotson                   2012      97,323,359         1.05 - 1.25       114,841,514
     Moderate Allocation                 2011     107,898,072         0.97 - 1.13       116,552,439
     Subaccount                          2010     119,014,176         1.02 - 1.18       134,202,065
                                         2009     127,523,679         0.92 - 1.05       129,177,322
                                         2008     131,739,676         0.72 - 0.81       103,808,691

  Pioneer VCT Mid Cap Value              2012      17,566,894         1.19 - 1.82        28,565,653
     Subaccount                          2011      21,724,375         1.10 - 1.67        32,437,470
                                         2010      27,106,926         1.21 - 1.80        43,769,962
                                         2009      31,686,148         0.95 - 1.55        43,949,273
                                         2008      36,082,317         0.77 - 1.26        40,897,724

  Pioneer VCT Real Estate                2012       5,535,016         1.53 - 2.50        12,543,885
     Shares Subaccount                   2011       6,712,774         1.34 - 2.19        13,366,638
                                         2010       8,080,999         1.24 - 2.03        15,025,737
                                         2009       8,382,574         0.96 - 1.60        12,313,902
                                         2008       8,720,284         0.75 - 1.24        10,025,395

  UIF Growth Subaccount                  2012       5,479,096         0.93 - 1.93         7,099,628
                                         2011       6,391,312         0.82 - 1.72         7,349,810
                                         2010       7,852,817         0.86 - 1.81         9,543,702
                                         2009       9,106,525         0.71 - 1.50         9,168,364
                                         2008      10,817,955         0.44 - 0.92         6,578,629

  UIF U.S. Real Estate                   2012       9,063,057         1.49 - 1.55        13,803,143
     Subaccount                          2011      11,698,765         1.31 - 1.36        15,642,002
                                         2010      16,338,780         1.26 - 1.30        20,965,294
                                         2009      20,079,803         0.99 - 1.01        20,149,396
                                         2008      21,716,459         0.79 - 0.80        17,256,470

  Wells Fargo VT Small Cap               2012       1,781,119         1.53 - 2.37         3,080,263
     Value Subaccount                    2011       2,074,209         1.36 - 2.09         3,218,582
                                         2010       2,391,673         1.48 - 2.27         4,028,620
                                         2009       2,853,960         1.28 - 1.95         4,195,513
                                         2008       2,939,820         0.81 - 1.22         2,659,523

                                                          FOR THE YEAR ENDED DECEMBER 31
                                               ------------------------------------------------------
                                                INVESTMENT(1)   EXPENSE RATIO(2)     TOTAL RETURN(3)
                                                   INCOME           LOWEST TO           LOWEST TO
                                                  RATIO (%)        HIGHEST (%)         HIGHEST (%)
                                               --------------  -----------------   ------------------
  Pioneer VCT Ibbotson Growth            2012        1.76         1.50 - 2.90            8.67 - 10.21
     Allocation Subaccount               2011        1.96         1.50 - 2.90         (6.07) - (4.73)
                                         2010        1.91         1.50 - 2.90           11.41 - 13.12
                                         2009        2.51         1.50 - 2.90           28.97 - 30.66
                                         2008        2.24         1.50 - 2.90       (37.01) - (36.04)

  Pioneer VCT Ibbotson                   2012        2.46         1.50 - 2.90             8.38 - 9.92
     Moderate Allocation                 2011        2.52         1.50 - 2.90         (4.91) - (3.49)
     Subaccount                          2010        2.54         1.50 - 2.90           10.65 - 12.23
                                         2009        3.43         1.50 - 2.90           27.74 - 29.49
                                         2008        2.90         1.50 - 2.90       (33.09) - (32.13)

  Pioneer VCT Mid Cap Value              2012        0.84         1.40 - 2.75             7.80 - 9.28
     Subaccount                          2011        0.65         1.40 - 2.75         (8.38) - (7.15)
                                         2010        0.89         1.40 - 2.75           14.65 - 16.27
                                         2009        1.29         1.40 - 2.75           21.93 - 23.45
                                         2008        0.87         1.40 - 2.75       (35.58) - (34.65)

  Pioneer VCT Real Estate                2012        2.10         1.50 - 2.65           13.04 - 14.35
     Shares Subaccount                   2011        2.18         1.50 - 2.60             6.90 - 8.11
                                         2010        2.45         1.50 - 2.60           25.25 - 26.68
                                         2009        4.45         1.50 - 2.60           28.17 - 29.57
                                         2008        3.91         1.50 - 2.60       (39.99) - (39.28)

  UIF Growth Subaccount                  2012          --         1.40 - 2.50           11.54 - 12.78
                                         2011        0.11         1.40 - 2.60         (5.22) - (4.13)
                                         2010        0.12         1.40 - 2.60           19.72 - 21.27
                                         2009          --         1.40 - 2.60           61.13 - 63.27
                                         2008        0.19         1.40 - 2.60       (50.47) - (49.93)

  UIF U.S. Real Estate                   2012        0.85         1.40 - 1.90           13.65 - 14.22
     Subaccount                          2011        0.84         1.40 - 1.90             3.96 - 4.46
                                         2010        2.17         1.40 - 1.90           27.45 - 28.11
                                         2009        3.29         1.40 - 1.90           25.92 - 26.59
                                         2008        3.42         1.40 - 1.90       (39.04) - (38.76)

  Wells Fargo VT Small Cap               2012        0.87         0.30 - 1.85           11.90 - 13.65
     Value Subaccount                    2011        0.65         0.30 - 1.85         (8.95) - (7.58)
                                         2010        1.51         0.30 - 1.85           15.16 - 16.95
                                         2009        1.23         0.30 - 1.85           57.11 - 59.59
                                         2008          --         0.30 - 1.85       (45.53) - (44.70)

 1 These amounts represent the dividends, excluding distributions of capital gains, received by the Subaccount from the underlying portfolio, series, or fund, net of management fees assessed by the fund manager, divided by the average net assets, regardless of share class, if any. These ratios exclude those expenses, such as mortality and expense risk charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The investment income ratio is calculated for each period indicated or from the effective date through the end of the reporting period. The recognition of investment income by the Subaccount is affected by the timing of the declaration of dividends by the underlying portfolio, series, or fund in which the Subaccount invests. The investment income ratio is calculated as a weighted average ratio since the Subaccount may invest in two or more share classes, within the underlying portfolio, series, or fund of the trusts which may have unique investment income ratios.

 2 These amounts represent annualized contract expenses of each of the applicable Subaccounts, consisting primarily of mortality and expense risk charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying portfolio, series, or fund have been excluded.

 3 These amounts represent the total return for the period indicated, including changes in the value of the underlying portfolio, series, or fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. The total return is presented as a range of minimum to maximum returns, based on the minimum and maximum returns within each product grouping of the applicable Subaccount.

This page is intentionally left blank.

        Index to Consolidated Financial Statements, Notes and Schedules

                                                                                                    Page
                                                                                                   Number
                                                                                                   ------
Report of Independent Registered Public Accounting Firm...........................................   F-2
Financial Statements at December 31, 2012 and 2011 and for the Years Ended December 31, 2012,
  2011, and 2010:
 Consolidated Balance Sheets......................................................................   F-3
 Consolidated Statements of Operations............................................................   F-4
 Consolidated Statements of Comprehensive Income..................................................   F-5
 Consolidated Statements of Stockholders' Equity..................................................   F-6
 Consolidated Statements of Cash Flows............................................................   F-7
Notes to the Consolidated Financial Statements....................................................   F-9
 Note 1 -- Business, Basis of Presentation and Summary of Significant Accounting Policies.........   F-9
 Note 2 -- Segment Information....................................................................  F-26
 Note 3 -- Dispositions...........................................................................  F-31
 Note 4 -- Insurance..............................................................................  F-32
 Note 5 -- Deferred Policy Acquisition Costs, Value of Business Acquired and Other Policy-Related
   Intangibles....................................................................................  F-38
 Note 6 -- Reinsurance............................................................................  F-42
 Note 7 -- Investments............................................................................  F-48
 Note 8 -- Derivatives............................................................................  F-70
 Note 9 -- Fair Value.............................................................................  F-82
 Note 10 -- Goodwill.............................................................................. F-107
 Note 11 -- Debt.................................................................................. F-109
 Note 12 -- Equity................................................................................ F-109
 Note 13 -- Other Expenses........................................................................ F-113
 Note 14 -- Income Tax............................................................................ F-114
 Note 15 -- Contingencies, Commitments and Guarantees............................................. F-117
 Note 16 -- Related Party Transactions............................................................ F-122
Financial Statement Schedules at December 31, 2012 and 2011 and for the Years Ended December 31,
  2012, 2011, and 2010:
 Schedule I -- Consolidated Summary of Investments -- Other Than Investments in Related
   Parties........................................................................................ F-123
 Schedule II -- Condensed Financial Information (Parent Company Only)............................. F-124
 Schedule III -- Consolidated Supplementary Insurance Information................................. F-128
 Schedule IV -- Consolidated Reinsurance.......................................................... F-130

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Stockholders of MetLife Insurance Company of Connecticut:

We have audited the accompanying consolidated balance sheets of MetLife Insurance Company of Connecticut and subsidiaries (the "Company") as of December 31, 2012 and 2011, and the related consolidated statements of operations, comprehensive income, stockholders' equity, and cash flows for each of the three years in the period ended December 31, 2012. Our audits also included the financial statement schedules listed in the Index to Consolidated Financial Statements and Schedules. These consolidated financial statements and financial statement schedules are the responsibility of the Company's management. Our responsibility is to express an opinion on the consolidated financial statements and financial statement schedules based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the consolidated financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such consolidated financial statements present fairly, in all material respects, the financial position of MetLife Insurance Company of Connecticut and subsidiaries as of December 31, 2012 and 2011, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2012, in conformity with accounting principles generally accepted in the United States of America. Also, in our opinion, such financial statement schedules, when considered in relation to the basic consolidated financial statements taken as a whole, present fairly, in all material respects, the information set forth therein.

/s/ DELOITTE & TOUCHE LLP
DELOITTE & TOUCHE LLP

New York, New York
March 22, 2013

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                          Consolidated Balance Sheets
                          December 31, 2012 and 2011

                (In millions, except share and per share data)

                                                                                                                     2012
                                                                                                                  ----------
Assets
Investments:
Fixed maturity securities available-for-sale, at estimated fair value (amortized cost: $46,005 and $44,215,
 respectively)................................................................................................... $   50,968
Equity securities available-for-sale, at estimated fair value (cost: $311 and $295, respectively)................        317
Fair value option securities, at estimated fair value............................................................          9
Mortgage loans (net of valuation allowances of $35 and $61, respectively; includes $2,666 and $3,138,
 respectively, at estimated fair value, relating to variable interest entities)..................................      9,157
Policy loans.....................................................................................................      1,216
Real estate and real estate joint ventures.......................................................................        708
Other limited partnership interests..............................................................................      1,848
Short-term investments, principally at estimated fair value......................................................      2,576
Other invested assets, principally at estimated fair value.......................................................      2,961
                                                                                                                  ----------
  Total investments..............................................................................................     69,760
Cash and cash equivalents, principally at estimated fair value...................................................        895
Accrued investment income (includes $13 and $14, respectively, relating to variable interest entities)...........        575
Premiums, reinsurance and other receivables......................................................................     22,143
Deferred policy acquisition costs and value of business acquired.................................................      3,793
Current income tax recoverable...................................................................................        135
Goodwill.........................................................................................................        559
Other assets.....................................................................................................        822
Separate account assets..........................................................................................     86,114
                                                                                                                  ----------
  Total assets................................................................................................... $  184,796
                                                                                                                  ==========
Liabilities and Stockholders' Equity
Liabilities
Future policy benefits........................................................................................... $   27,585
Policyholder account balances....................................................................................     36,976
Other policy-related balances....................................................................................      3,138
Payables for collateral under securities loaned and other transactions...........................................      8,399
Long-term debt (includes $2,559 and $3,065, respectively, at estimated fair value, relating to variable interest
 entities).......................................................................................................      3,350
Deferred income tax liability....................................................................................      1,938
Other liabilities (includes $13 and $14, respectively, relating to variable interest entities)...................      6,547
Separate account liabilities.....................................................................................     86,114
                                                                                                                  ----------
  Total liabilities..............................................................................................    174,047
                                                                                                                  ----------
Contingencies, Commitments and Guarantees (Note 15)
Stockholders' Equity
Common stock, par value $2.50 per share; 40,000,000 shares authorized; 34,595,317 shares issued and
 outstanding at December 31, 2012 and 2011.......................................................................         86
Additional paid-in capital.......................................................................................      6,718
Retained earnings................................................................................................      1,545
Accumulated other comprehensive income (loss)....................................................................      2,400
                                                                                                                  ----------
  Total stockholders' equity.....................................................................................     10,749
                                                                                                                  ----------
  Total liabilities and stockholders' equity..................................................................... $  184,796
                                                                                                                  ==========

                                                                                                                     2011
                                                                                                                  ----------
Assets
Investments:
Fixed maturity securities available-for-sale, at estimated fair value (amortized cost: $46,005 and $44,215,
 respectively)................................................................................................... $   47,781
Equity securities available-for-sale, at estimated fair value (cost: $311 and $295, respectively)................        252
Fair value option securities, at estimated fair value............................................................      3,665
Mortgage loans (net of valuation allowances of $35 and $61, respectively; includes $2,666 and $3,138,
 respectively, at estimated fair value, relating to variable interest entities)..................................      9,800
Policy loans.....................................................................................................      1,203
Real estate and real estate joint ventures.......................................................................        503
Other limited partnership interests..............................................................................      1,696
Short-term investments, principally at estimated fair value......................................................      2,578
Other invested assets, principally at estimated fair value.......................................................      3,354
                                                                                                                  ----------
  Total investments..............................................................................................     70,832
Cash and cash equivalents, principally at estimated fair value...................................................        745
Accrued investment income (includes $13 and $14, respectively, relating to variable interest entities)...........        568
Premiums, reinsurance and other receivables......................................................................     20,223
Deferred policy acquisition costs and value of business acquired.................................................      4,188
Current income tax recoverable...................................................................................        140
Goodwill.........................................................................................................        953
Other assets.....................................................................................................        856
Separate account assets..........................................................................................     72,559
                                                                                                                  ----------
  Total assets................................................................................................... $  171,064
                                                                                                                  ==========
Liabilities and Stockholders' Equity
Liabilities
Future policy benefits........................................................................................... $   25,483
Policyholder account balances....................................................................................     42,075
Other policy-related balances....................................................................................      2,989
Payables for collateral under securities loaned and other transactions...........................................      8,079
Long-term debt (includes $2,559 and $3,065, respectively, at estimated fair value, relating to variable interest
 entities).......................................................................................................      3,857
Deferred income tax liability....................................................................................        935
Other liabilities (includes $13 and $14, respectively, relating to variable interest entities)...................      5,384
Separate account liabilities.....................................................................................     72,559
                                                                                                                  ----------
  Total liabilities..............................................................................................    161,361
                                                                                                                  ----------
Contingencies, Commitments and Guarantees (Note 15)
Stockholders' Equity
Common stock, par value $2.50 per share; 40,000,000 shares authorized; 34,595,317 shares issued and
 outstanding at December 31, 2012 and 2011.......................................................................         86
Additional paid-in capital.......................................................................................      6,673
Retained earnings................................................................................................      1,173
Accumulated other comprehensive income (loss)....................................................................      1,771
                                                                                                                  ----------
  Total stockholders' equity.....................................................................................      9,703
                                                                                                                  ----------
  Total liabilities and stockholders' equity..................................................................... $  171,064
                                                                                                                  ==========

       See accompanying notes to the consolidated financial statements.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                     Consolidated Statements of Operations
             For the Years Ended December 31, 2012, 2011 and 2010

                                 (In millions)

                                                                               2012       2011       2010
                                                                            ---------- ---------- ----------
Revenues
Premiums................................................................... $    1,261 $    1,828 $    1,067
Universal life and investment-type product policy fees.....................      2,261      1,956      1,639
Net investment income......................................................      2,952      3,074      3,153
Other revenues.............................................................        511        508        503
Net investment gains (losses):
 Other-than-temporary impairments on fixed maturity securities.............       (52)       (42)      (103)
 Other-than-temporary impairments on fixed maturity securities transferred
   to other comprehensive income (loss)....................................          3        (5)         53
 Other net investment gains (losses).......................................        201         82        200
                                                                            ---------- ---------- ----------
   Total net investment gains (losses).....................................        152         35        150
 Net derivative gains (losses).............................................        980      1,119         58
                                                                            ---------- ---------- ----------
   Total revenues..........................................................      8,117      8,520      6,570
                                                                            ---------- ---------- ----------
Expenses
Policyholder benefits and claims...........................................      2,395      2,660      1,905
Interest credited to policyholder account balances.........................      1,147      1,189      1,271
Goodwill impairment........................................................        394         --         --
Other expenses.............................................................      2,575      2,915      2,372
                                                                            ---------- ---------- ----------
   Total expenses..........................................................      6,511      6,764      5,548
                                                                            ---------- ---------- ----------
Income (loss) from continuing operations before provision for income tax...      1,606      1,756      1,022
Provision for income tax expense (benefit).................................        391        523        303
                                                                            ---------- ---------- ----------
Income (loss) from continuing operations, net of income tax................      1,215      1,233        719
Income (loss) from discontinued operations, net of income tax..............          8         --         --
                                                                            ---------- ---------- ----------
Net income (loss).......................................................... $    1,223 $    1,233 $      719
                                                                            ========== ========== ==========

       See accompanying notes to the consolidated financial statements.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                Consolidated Statements of Comprehensive Income
             For the Years Ended December 31, 2012, 2011 and 2010

                                 (In millions)

                                                                       2012        2011        2010
                                                                    ----------  ----------  ----------

Net income (loss).................................................. $    1,223  $    1,233  $      719
Other comprehensive income (loss):
 Unrealized investment gains (losses), net of related offsets......        850       2,074       1,619
 Unrealized gains (losses) on derivatives..........................          4         347        (107)
 Foreign currency translation adjustments..........................         88         (16)        (17)
                                                                    ----------  ----------  ----------
 Other comprehensive income (loss), before income tax..............        942       2,405       1,495
 Income tax (expense) benefit related to items of other
   comprehensive income (loss).....................................       (313)       (851)       (523)
                                                                    ----------  ----------  ----------
 Other comprehensive income (loss), net of income tax..............        629       1,554         972
                                                                    ----------  ----------  ----------
Comprehensive income (loss) excluding cumulative effect of change
  in accounting principle..........................................      1,852       2,787       1,691
Cumulative effect of change in accounting principle, net of income
  tax..............................................................         --          --          34
                                                                    ----------  ----------  ----------
Comprehensive income (loss)........................................ $    1,852  $    2,787  $    1,725
                                                                    ==========  ==========  ==========

       See accompanying notes to the consolidated financial statements.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                Consolidated Statements of Stockholders' Equity
             For the Years Ended December 31, 2012, 2011 and 2010

                                 (In millions)

                                                                  Accumulated Other Comprehensive Income (Loss)
                                                                  --------------------------------------------
                                                                       Net                          Foreign
                                             Additional             Unrealized      Other-Than-    Currency         Total
                                      Common  Paid-in   Retained    Investment       Temporary    Translation   Stockholders'
                                      Stock   Capital   Earnings  Gains (Losses)    Impairments   Adjustments      Equity
                                      ------ ---------- --------  --------------    -----------   -----------   -------------
Balance at December 31, 2009......... $  86   $  6,719  $    102     $   (597)        $  (83)       $ (109)       $   6,118
Cumulative effect of change in
 accounting principle, net of income
 tax (Note 1)........................                        (34)          23             11                             --
                                      -----   --------  --------     --------         ------        ------        ---------
Balance at January 1, 2010...........    86      6,719        68         (574)           (72)         (109)           6,118
Dividend paid to MetLife.............                       (330)                                                      (330)
Net income (loss)....................                        719                                                        719
Other comprehensive income (loss),
 net of income tax...................                                     967             21           (16)             972
                                      -----   --------  --------     --------         ------        ------        ---------
Balance at December 31, 2010.........    86      6,719       457          393            (51)         (125)           7,479
Dividend paid to MetLife.............                       (517)                                                      (517)
Capital contribution.................                1                                                                    1
Return of capital (Note 12)..........              (47)                                                                 (47)
Net income (loss)....................                      1,233                                                      1,233
Other comprehensive income (loss),
 net of income tax...................                                   1,591            (23)          (14)           1,554
                                      -----   --------  --------     --------         ------        ------        ---------
Balance at December 31, 2011.........    86      6,673     1,173        1,984            (74)         (139)           9,703
Dividend of subsidiary (Note 3)......                       (347)                                                      (347)
Dividend paid to MetLife.............                       (504)                                                      (504)
Capital contribution.................               45                                                                   45
Net income (loss)....................                      1,223                                                      1,223
Other comprehensive income (loss),
 net of income tax (1)...............                                     503             36            90              629
                                      -----   --------  --------     --------         ------        ------        ---------
Balance at December 31, 2012......... $  86   $  6,718  $  1,545     $  2,487         $  (38)       $  (49)       $  10,749
                                      =====   ========  ========     ========         ======        ======        =========

--------

(1)Includes amounts related to dividend of subsidiary. See Notes 3 and 12.

       See accompanying notes to the consolidated financial statements.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                     Consolidated Statements of Cash Flows
             For the Years Ended December 31, 2012, 2011 and 2010

                                 (In millions)

                                                                                              2012       2011       2010
                                                                                           ---------  ---------  ----------
Cash flows from operating activities
Net income (loss)......................................................................... $   1,223  $   1,233  $      719
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
 Depreciation and amortization expenses...................................................        31         37          41
 Amortization of premiums and accretion of discounts associated with investments, net.....      (168)      (152)       (259)
 (Gains) losses on investments and derivatives and from sales of businesses, net..........    (1,020)    (1,183)       (300)
 (Income) loss from equity method investments, net of dividends or distributions..........       (42)       (23)        (39)
 Interest credited to policyholder account balances.......................................     1,147      1,189       1,271
 Universal life and investment-type product policy fees...................................    (2,261)    (1,956)     (1,639)
 Goodwill impairment......................................................................       394         --          --
 Change in fair value option securities...................................................      (602)    (1,483)     (1,199)
 Change in accrued investment income......................................................        66         51          31
 Change in premiums, reinsurance and other receivables....................................    (1,229)    (1,288)     (3,284)
 Change in deferred policy acquisition costs and value of business acquired, net..........        69       (187)        (87)
 Change in income tax.....................................................................       649        567         191
 Change in other assets...................................................................     1,503      1,386       1,041
 Change in insurance-related liabilities and policy-related balances......................     1,865      2,307       1,952
 Change in other liabilities..............................................................       804        406       2,072
 Other, net...............................................................................        53         30           3
                                                                                           ---------  ---------  ----------
Net cash provided by operating activities.................................................     2,482        934         514
                                                                                           ---------  ---------  ----------
Cash flows from investing activities
 Sales, maturities and repayments of:
  Fixed maturity securities...............................................................    14,394     17,348      17,748
  Equity securities.......................................................................        50        168         131
  Mortgage loans..........................................................................     1,447        993         964
  Real estate and real estate joint ventures..............................................        72         26          18
  Other limited partnership interests.....................................................       223        256         123
 Purchases of:
  Fixed maturity securities...............................................................   (15,706)   (17,439)    (19,342)
  Equity securities.......................................................................       (58)       (27)        (39)
  Mortgage loans..........................................................................      (807)    (1,357)     (1,468)
  Real estate and real estate joint ventures..............................................      (225)       (72)       (117)
  Other limited partnership interests.....................................................      (341)      (378)       (363)
  Cash received in connection with freestanding derivatives...............................       414        397          97
  Cash paid in connection with freestanding derivatives...................................      (335)      (478)       (155)
  Dividend of subsidiary..................................................................       (53)        --          --
  Issuances of loans to affiliates........................................................        --       (430)         --
  Net change in policy loans..............................................................       (13)       (13)         (1)
  Net change in short-term investments....................................................      (155)    (1,347)        554
  Net change in other invested assets.....................................................       (54)       (12)       (190)
  Other, net..............................................................................        --          1          --
                                                                                           ---------  ---------  ----------
Net cash used in investing activities.....................................................    (1,147)    (2,364)    (2,040)
                                                                                           ---------  ---------  ----------
Cash flows from financing activities
 Policyholder account balances:
  Deposits................................................................................    14,785     20,496      24,910
  Withdrawals.............................................................................   (15,493)   (19,404)    (23,700)
 Net change in payables for collateral under securities loaned and other transactions.....       320        (24)        934
 Long-term debt repaid....................................................................      (482)      (385)       (878)
 Financing element on certain derivative instruments......................................       180        129         (44)
 Return of capital........................................................................        --        (47)         --
 Dividends on common stock................................................................      (504)      (517)       (330)
                                                                                           ---------  ---------  ----------
Net cash (used in) provided by financing activities.......................................    (1,194)       248         892
                                                                                           ---------  ---------  ----------
Effect of change in foreign currency exchange rates on cash and cash equivalents balances.         9         (1)        (12)
                                                                                           ---------  ---------  ----------
Change in cash and cash equivalents.......................................................       150     (1,183)       (646)
Cash and cash equivalents, beginning of year..............................................       745      1,928       2,574
                                                                                           ---------  ---------  ----------
Cash and cash equivalents, end of year.................................................... $     895  $     745  $    1,928
                                                                                           =========  =========  ==========

       See accompanying notes to the consolidated financial statements.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

             Consolidated Statements of Cash Flows -- (Continued)
             For the Years Ended December 31, 2012, 2011 and 2010

                                 (In millions)

                                                                                   2012       2011      2010
                                                                               -----------  --------  --------
Supplemental disclosures of cash flow information:
  Net cash paid (received) for:
  Interest.................................................................... $       232  $    406  $    479
                                                                               ===========  ========  ========
  Income tax.................................................................. $      (226) $    (47) $    122
                                                                               ===========  ========  ========
  Non-cash transactions:
  Disposal of subsidiary: (1)
   Assets disposed............................................................ $     4,857  $     --  $     --
   Liabilities disposed.......................................................      (4,567)       --        --
                                                                               -----------  --------  --------
   Net assets disposed........................................................         290        --        --
   Cash disposed..............................................................         (53)       --        --
   Dividend of interests in subsidiary........................................        (237)       --        --
                                                                               -----------  --------  --------
   (Gain) loss on dividend of interests in subsidiary......................... $        --  $     --  $     --
                                                                               ===========  ========  ========
  Capital contribution from MetLife, Inc...................................... $        45  $     --  $     --
                                                                               ===========  ========  ========
  Real estate and real estate joint ventures acquired in satisfaction of debt. $        50  $      5  $     28
                                                                               ===========  ========  ========
  Long-term debt issued in exchange for certain other invested assets......... $        --  $     --  $     45
                                                                               ===========  ========  ========

--------

(1) See Note 3.

       See accompanying notes to the consolidated financial statements.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                Notes to the Consolidated Financial Statements

1. Business, Basis of Presentation and Summary of Significant Accounting
Policies

Business

  "MICC" or the "Company" refers to MetLife Insurance Company of Connecticut, a Connecticut corporation incorporated in 1863, and its subsidiaries, including MetLife Investors USA Insurance Company ("MLI-USA"). MetLife Insurance Company of Connecticut is a wholly-owned subsidiary of MetLife, Inc. ("MetLife"). The Company offers individual annuities, individual life insurance, and institutional protection and asset accumulation products.

  The Company is organized into two segments: Retail and Corporate Benefit Funding.

Basis of Presentation

  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP") requires management to adopt accounting policies and make estimates and assumptions that affect amounts reported in the consolidated financial statements. In applying these policies and estimates, management makes subjective and complex judgments that frequently require assumptions about matters that are inherently uncertain. Many of these policies, estimates and related judgments are common in the insurance and financial services industries; others are specific to the Company's business and operations. Actual results could differ from estimates.

 Consolidation

  The accompanying consolidated financial statements include the accounts of MetLife Insurance Company of Connecticut and its subsidiaries, as well as partnerships and joint ventures in which the Company has control, and variable interest entities ("VIEs") for which the Company is the primary beneficiary. Intercompany accounts and transactions have been eliminated.

  Since the Company is a member of a controlled group of affiliated companies, its results may not be indicative of those of a stand-alone entity.

 Discontinued Operations

  The results of operations of a component of the Company that has either been disposed of or is classified as held-for-sale are reported in discontinued operations if certain criteria are met. In order to qualify for a discontinued operation, the operations and cash flows of the component have been or will be eliminated from the ongoing operations of the Company, and the Company will not have any significant continuing involvement in the operations of the component after the disposal transaction.

 Separate Accounts

  Separate accounts are established in conformity with insurance laws and are generally not chargeable with liabilities that arise from any other business of the Company. Separate account assets are subject to general account claims only to the extent the value of such assets exceeds the separate account liabilities. The Company reports separately, as assets and liabilities, investments held in separate accounts and liabilities of the separate accounts if:

  .  such separate accounts are legally recognized;

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

  . assets supporting the contract liabilities are legally insulated from the Company's general account liabilities;
  . investments are directed by the contractholder; and . all investment performance, net of contract fees and assessments, is passed through to the contractholder.

  The Company reports separate account assets at their fair value, which is based on the estimated fair values of the underlying assets comprising the individual separate account portfolios. Investment performance (including investment income, net investment gains (losses) and changes in unrealized gains (losses)) and the corresponding amounts credited to contractholders of such separate accounts are offset within the same line in the consolidated statements of operations. Separate accounts credited with a contractual investment return are combined on a line-by-line basis with the Company's general account assets, liabilities, revenues and expenses and the accounting for these investments is consistent with the methodologies described herein for similar financial instruments held within the general account. Unit-linked separate account investments that are directed by contractholders but do not meet one or more of the other above criteria are included in fair value option ("FVO") securities.

  The Company's revenues reflect fees charged to the separate accounts, including mortality charges, risk charges, policy administration fees, investment management fees and surrender charges. Such fees are included in universal life and investment-type product policy fees in the consolidated statements of operations.

 Reclassifications

  Certain amounts in the prior years' consolidated financial statements and related footnotes thereto have been reclassified to conform with the current year presentation as discussed throughout the Notes to the Consolidated Financial Statements.

Summary of Significant Accounting Policies

  The following are the Company's significant accounting policies with references to notes providing additional information on such policies and critical accounting estimates relating to such policies.

----------------------------------------------------------------------------------------------------------
 Accounting Policy                                                                                    Note
----------------------------------------------------------------------------------------------------------
 Insurance                                                                                               4
----------------------------------------------------------------------------------------------------------
 Deferred Policy Acquisition Costs, Value of Business Acquired and Other Policy-Related Intangibles      5
----------------------------------------------------------------------------------------------------------
 Reinsurance                                                                                             6
----------------------------------------------------------------------------------------------------------
 Investments                                                                                             7
----------------------------------------------------------------------------------------------------------
 Derivatives                                                                                             8
----------------------------------------------------------------------------------------------------------
 Fair Value                                                                                              9
----------------------------------------------------------------------------------------------------------
 Goodwill                                                                                               10
----------------------------------------------------------------------------------------------------------
 Income Tax                                                                                             14
----------------------------------------------------------------------------------------------------------
 Litigation Contingencies                                                                               15
----------------------------------------------------------------------------------------------------------

 Insurance

  Future Policy Benefit Liabilities and Policyholder Account Balances

 The Company establishes liabilities for amounts payable under insurance policies. Generally, amounts are payable over an extended period of time and related liabilities are calculated as the present value of future

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

expected benefits to be paid reduced by the present value of future expected premiums. Such liabilities are established based on methods and underlying assumptions in accordance with GAAP and applicable actuarial standards. Principal assumptions used in the establishment of liabilities for future policy benefits are mortality, morbidity, policy lapse, renewal, retirement, investment returns, inflation, expenses and other contingent events as appropriate to the respective product type. These assumptions are established at the time the policy is issued and are intended to estimate the experience for the period the policy benefits are payable. Utilizing these assumptions, liabilities are established on a block of business basis. For long duration insurance contracts, assumptions such as mortality, morbidity and interest rates are "locked in" upon the issuance of new business. However, significant adverse changes in experience on such contracts may require the establishment of premium deficiency reserves. Such reserves are determined based on the then current assumptions and do not include a provision for adverse deviation.

  Liabilities for universal and variable life secondary guarantees are determined by estimating the expected value of death benefits payable when the account balance is projected to be zero and recognizing those benefits ratably over the accumulation period based on total expected assessments. The assumptions used in estimating the secondary guarantee liabilities are consistent with those used for amortizing deferred policy acquisition costs ("DAC"), and are thus subject to the same variability and risk as further discussed herein. The assumptions of investment performance and volatility for variable products are consistent with historical experience of appropriate underlying equity indices, such as the Standard & Poor's Ratings Services ("S&P") 500 Index. The benefits used in calculating the liabilities are based on the average benefits payable over a range of scenarios.

  The Company regularly reviews its estimates of liabilities for future policy benefits and compares them with its actual experience. Differences result in changes to the liability balances with related charges or credits to benefit expenses in the period in which the changes occur.

  Policyholder account balances ("PABs") relate to contract or contract features where the Company has no significant insurance risk.

  The Company issues directly and assumes through reinsurance, certain variable annuity products with guaranteed minimum benefits that provide the policyholder a minimum return based on their initial deposit (i.e., the benefit base) less withdrawals. These guarantees are accounted for as insurance liabilities or as embedded derivatives depending on how and when the benefit is paid. Specifically, a guarantee is accounted for as an embedded derivative if a guarantee is paid without requiring (i) the occurrence of specific insurable event, or (ii) the policyholder to annuitize. Alternatively, a guarantee is accounted for as an insurance liability if the guarantee is paid only upon either (i) the occurrence of a specific insurable event, or (ii) annuitization. In certain cases, a guarantee may have elements of both an insurance liability and an embedded derivative and in such cases the guarantee is split and accounted for under both models.

  Guarantees accounted for as insurance liabilities in future policy benefits include guaranteed minimum death benefits ("GMDBs"), the portion of guaranteed minimum income benefits ("GMIBs") that require annuitization, and the life-contingent portion of guaranteed minimum withdrawal benefits ("GMWBs").

  Guarantees accounted for as embedded derivatives in PABs include the non life-contingent portion of GMWBs, guaranteed minimum accumulation benefits ("GMABs") and the portion of GMIBs that do not require annuitization. At inception, the Company attributes to the embedded derivative a portion of the projected future guarantee fees to be collected from the policyholder equal to the present value of projected future guaranteed benefits. Any additional fees represent "excess" fees and are reported in universal life and investment-type product policy fees.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


  Other Policy-Related Balances

 Other policy-related balances include policy and contract claims, unearned revenue liabilities, premiums received in advance, policyholder dividends due and unpaid and policyholder dividends left on deposit.

 The liability for policy and contract claims generally relates to incurred but not reported death, disability, and long-term care ("LTC") claims, as well as claims which have been reported but not yet settled. The liability for these claims is based on the Company's estimated ultimate cost of settling all claims. The Company derives estimates for the development of incurred but not reported claims principally from analyses of historical patterns of claims by business line. The methods used to determine these estimates are continually reviewed. Adjustments resulting from this continuous review process and differences between estimates and payments for claims are recognized in policyholder benefits and claims expense in the period in which the estimates are changed or payments are made.

 The unearned revenue liability relates to universal life-type and investment-type products and represents policy charges for services to be provided in future periods. The charges are deferred as unearned revenue and amortized using the product's estimated gross profits, similar to DAC as discussed further herein. Such amortization is recorded in universal life and investment-type product policy fees.

 The Company accounts for the prepayment of premiums on its individual life, group life and health contracts as premium received in advance and applies the cash received to premiums when due.

  Recognition of Insurance Revenues and Deposits

 Premiums related to traditional life and annuity policies with life contingencies are recognized as revenues when due from policyholders. Policyholder benefits and expenses are provided to recognize profits over the estimated lives of the insurance policies. When premiums are due over a significantly shorter period than the period over which benefits are provided, any excess profit is deferred and recognized into earnings in a constant relationship to insurance in-force or, for annuities, the amount of expected future policy benefit payments.

 Premiums related to non-medical health and disability contracts are recognized on a pro rata basis over the applicable contract term.

 Deposits related to universal life-type and investment-type products are credited to PABs. Revenues from such contracts consist of fees for mortality, policy administration and surrender charges and are recorded in universal life and investment-type product policy fees in the period in which services are provided. Amounts that are charged to earnings include interest credited and benefit claims incurred in excess of related PABs.

 Premiums, policy fees, policyholder benefits and expenses are presented net of reinsurance.

 Deferred Policy Acquisition Costs, Value of Business Acquired and Other Policy-Related Intangibles

  The Company incurs significant costs in connection with acquiring new and renewal insurance business. Costs that are related directly to the successful acquisition or renewal of insurance contracts are capitalized as DAC. Such costs include:

  .  incremental direct costs of contract acquisition, such as commissions;

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

  . the portion of an employee's total compensation and benefits related to time spent selling, underwriting or processing the issuance of new and renewal insurance business only with respect to actual policies acquired or renewed; and
  . other essential direct costs that would not have been incurred had a policy not been acquired or renewed.

  All other acquisition-related costs, including those related to general advertising and solicitation, market research, agent training, product development, unsuccessful sales and underwriting efforts, as well as all indirect costs, are expensed as incurred.

  Value of business acquired ("VOBA") is an intangible asset resulting from a business combination that represents the excess of book value over the estimated fair value of acquired insurance, annuity, and investment-type contracts in-force at the acquisition date. The estimated fair value of the acquired liabilities is based on projections, by each block of business, of future policy and contract charges, premiums, mortality and morbidity, separate account performance, surrenders, operating expenses, investment returns, nonperformance risk adjustment and other factors. Actual experience on the purchased business may vary from these projections.

  DAC and VOBA are amortized as follows:

---------------------------------------------------------------------------------------------------------------------
 Products:                                                In proportion to the following over estimated lives of the contracts:
---------------------------------------------------------------------------------------------------------------------
 Non-participating and non-dividend-paying traditional    Historic actual and expected future gross premiums.
   contracts (primarily term insurance)
---------------------------------------------------------------------------------------------------------------------
 Participating, dividend-paying traditional contracts     Actual and expected future gross margins.
---------------------------------------------------------------------------------------------------------------------
 Fixed and variable universal life contracts              Actual and expected future gross profits.
 Fixed and variable deferred annuity contracts
---------------------------------------------------------------------------------------------------------------------

  See Note 5 for additional information on DAC and VOBA amortization.

  The recovery of DAC and VOBA is dependent upon the future profitability of the related business. DAC and VOBA are aggregated in the consolidated financial statements for reporting purposes.

  The Company generally has two different types of sales inducements which are included in other assets: (i) the policyholder receives a bonus whereby the policyholder's initial account balance is increased by an amount equal to a specified percentage of the customer's deposit; and (ii) the policyholder receives a higher interest rate using a dollar cost averaging method than would have been received based on the normal general account interest rate credited. The Company defers sales inducements and amortizes them over the life of the policy using the same methodology and assumptions used to amortize DAC. The amortization of sales inducements is included in policyholder benefits and claims. Each year, or more frequently if circumstances indicate a potential recoverability issue exists, the Company reviews deferred sales inducements to determine the recoverability of the asset.

  Value of distribution agreements acquired ("VODA") is reported in other assets and represents the present value of expected future profits associated with the expected future business derived from the distribution agreements acquired as part of a business combination. Value of customer relationships acquired ("VOCRA") is also reported in other assets and represents the present value of the expected future profits associated with the expected future business acquired through existing customers of the acquired company or business. The VODA

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

and VOCRA associated with past business combinations are amortized over useful lives ranging from 10 to 30 years and such amortization is included in other expenses. Each year, or more frequently if circumstances indicate a possible impairment exists, the Company reviews VODA and VOCRA to determine whether the asset is impaired.

 Reinsurance

  For each of its reinsurance agreements, the Company determines whether the agreement provides indemnification against loss or liability relating to insurance risk in accordance with applicable accounting standards. Cessions under reinsurance agreements do not discharge the Company's obligations as the primary insurer. The Company reviews all contractual features, particularly those that may limit the amount of insurance risk to which the reinsurer is subject or features that delay the timely reimbursement of claims.

  For reinsurance of existing in-force blocks of long-duration contracts that transfer significant insurance risk, the difference, if any, between the amounts paid (received), and the liabilities ceded (assumed) related to the underlying contracts is considered the net cost of reinsurance at the inception of the reinsurance agreement. The net cost of reinsurance is recorded as an adjustment to DAC and recognized as a component of other expenses on a basis consistent with the way the acquisition costs on the underlying reinsured contracts would be recognized. Subsequent amounts paid (received) on the reinsurance of in-force blocks, as well as amounts paid (received) related to new business, are recorded as ceded (assumed) premiums and ceded (assumed) future policy benefit liabilities are established.

  Ceded policyholder and contract related liabilities, other than those currently due, are reported gross on the balance sheet.

  Amounts currently recoverable under reinsurance agreements are included in premiums, reinsurance and other receivables and amounts currently payable are included in other liabilities. Assets and liabilities relating to reinsurance agreements with the same reinsurer may be recorded net on the balance sheet, if a right of offset exists within the reinsurance agreement. In the event that reinsurers do not meet their obligations to the Company under the terms of the reinsurance agreements, reinsurance recoverable balances could become uncollectible. In such instances, reinsurance recoverable balances are stated net of allowances for uncollectible reinsurance.

  The funds withheld liability represents amounts withheld by the Company in accordance with the terms of the reinsurance agreements. The Company withholds the funds rather than transferring the underlying investments and, as a result, records funds withheld liability within other liabilities. The Company recognizes interest on funds withheld, included in other expenses, at rates defined by the terms of the agreement which may be contractually specified or directly related to the investment portfolio.

  Premiums, fees and policyholder benefits and claims include amounts assumed under reinsurance agreements and are net of reinsurance ceded. Amounts received from reinsurers for policy administration are reported in other revenues. With respect to GMIBs, a portion of the directly written GMIBs are accounted for as insurance liabilities, but the associated reinsurance agreements contain embedded derivatives. These embedded derivatives are included in premiums, reinsurance and other receivables with changes in estimated fair value reported in net derivative gains (losses).

  If the Company determines that a reinsurance agreement does not expose the reinsurer to a reasonable possibility of a significant loss from insurance risk, the Company records the agreement using the deposit method of accounting. Deposits received are included in other liabilities and deposits made are included within

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

premiums, reinsurance and other receivables. As amounts are paid or received, consistent with the underlying contracts, the deposit assets or liabilities are adjusted. Interest on such deposits is recorded as other revenues or other expenses, as appropriate. Periodically, the Company evaluates the adequacy of the expected payments or recoveries and adjusts the deposit asset or liability through other revenues or other expenses, as appropriate.

Investments

  Net Investment Income

    Income on investments is reported within net investment income, unless otherwise stated herein.

  Fixed Maturity and Equity Securities

    The majority of the Company's fixed maturity and equity securities are classified as available-for-sale ("AFS") and are reported at their estimated fair value. Unrealized investment gains and losses on these securities are recorded as a separate component of other comprehensive income (loss) ("OCI"), net of policyholder-related amounts and deferred income taxes. All security transactions are recorded on a trade date basis. Investment gains and losses on sales are determined on a specific identification basis.

    Interest income on fixed maturity securities is recognized when earned using an effective yield method giving effect to amortization of premiums and accretion of discounts. Prepayment fees are recognized when earned. Dividends on equity securities are recognized when declared.

    The Company periodically evaluates fixed maturity and equity securities for impairment. The assessment of whether impairments have occurred is based on management's case-by-case evaluation of the underlying reasons for the decline in estimated fair value and an analysis of the gross unrealized losses by severity and/or age. The analysis of gross unrealized losses is described further in Note 7 "-- Evaluation of AFS Securities for OTTI and Evaluating Temporarily Impaired AFS Securities."

    For fixed maturity securities in an unrealized loss position, an other-than-temporary impairment ("OTTI") is recognized in earnings when it is anticipated that the amortized cost will not be recovered. When either:
  (i) the Company has the intent to sell the security; or (ii) it is more likely than not that the Company will be required to sell the security before recovery, the OTTI recognized in earnings is the entire difference between the security's amortized cost and estimated fair value. If neither of these conditions exist, the difference between the amortized cost of the security and the present value of projected future cash flows expected to be collected is recognized as an OTTI in earnings ("credit loss"). If the estimated fair value is less than the present value of projected future cash flows expected to be collected, this portion of OTTI related to other-than-credit factors ("noncredit loss") is recorded in OCI. Adjustments are not made for subsequent recoveries in value.

    With respect to equity securities, the Company considers in its OTTI analysis its intent and ability to hold a particular equity security for a period of time sufficient to allow for the recovery of its estimated fair value to an amount equal to or greater than cost. If a sale decision is made for an equity security and recovery to an amount at least equal to cost prior to the sale is not expected, the security will be deemed to be other-than-temporarily impaired in the period that the sale decision was made and an OTTI loss will be recorded in earnings. The OTTI loss recognized is the entire difference between the security's cost and its estimated fair value with a corresponding charge to earnings.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


  Fair Value Option Securities

    FVO securities are stated at estimated fair value and include investments for which the FVO has been elected ("FVO Securities"). FVO Securities include:

  . fixed maturity securities held-for-investment by the general account to support asset and liability matching strategies for certain insurance products; and
  . contractholder-directed investments supporting unit-linked variable annuity type liabilities which do not qualify for presentation and reporting as separate account summary total assets and liabilities. These investments are primarily mutual funds. The investment returns on these investments inure to contractholders and are offset by a corresponding change in PABs through interest credited to policyholder account balances.

    Changes in estimated fair value of these securities subsequent to purchase are included in net investment income.

  Mortgage Loans

    The Company disaggregates its mortgage loan investments into two portfolio segments: commercial and agricultural. The accounting and valuation allowance policies that are applicable to all portfolio segments are presented below and policies related to each of the portfolio segments are included in Note 7.

    Mortgage loans are stated at unpaid principal balance, adjusted for any unamortized premium or discount, deferred fees or expenses, and are net of valuation allowances. Interest income and prepayment fees are recognized when earned. Interest is accrued on the principal amount of the loan based on the loan's contractual interest rate, while amortization of premiums and discounts is recognized using the effective yield method. Gains and losses from sales of loans and increases or decreases to valuation allowances are recorded in net investment gains (losses).

    Also included in mortgage loans are commercial mortgage loans held by consolidated securitization entities ("CSEs") for which the FVO was elected. These loans are stated at estimated fair value with changes in estimated fair value subsequent to consolidation recognized in net investment gains (losses).

  Policy Loans

    Policy loans are stated at unpaid principal balances. Interest income on such loans is recorded as earned using the contractual interest rate. Generally, accrued interest is capitalized on the policy's anniversary date. Valuation allowances are not established for policy loans, as they are fully collateralized by the cash surrender value of the underlying insurance policies. Any unpaid principal or interest on the loan is deducted from the cash surrender value or the death benefit prior to settlement of the insurance policy.

  Real Estate

    Real estate held-for-investment is stated at cost less accumulated depreciation. Depreciation is provided on a straight-line basis over the estimated useful life of the asset (typically 20 to 55 years). Rental income associated with such real estate is recognized on a straight-line basis over the term of the respective leases. The Company periodically reviews its real estate held-for-investment for impairment and tests for recoverability whenever events or changes in circumstances indicate the carrying value may not be recoverable and exceeds its estimated fair value. Properties whose carrying values are greater than their undiscounted cash flows are written down to their estimated

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

  fair value, which is generally computed using the present value of expected future cash flows discounted at a rate commensurate with the underlying risks.

    Real estate for which the Company commits to a plan to sell within one year and actively markets in its current condition for a reasonable price in comparison to its estimated fair value is classified as held for sale. Real estate held-for-sale is stated at the lower of depreciated cost or estimated fair value less expected disposition costs and is not depreciated.

    Real estate acquired upon foreclosure is recorded at the lower of estimated fair value or the carrying value of the mortgage loan at the date of foreclosure.

  Real Estate Joint Ventures and Other Limited Partnership Interests

    The Company uses the equity method of accounting for investments in real estate joint ventures and other limited partnership interests in which it has more than a minor ownership interest or more than a minor influence over the joint venture's or partnership's operations, but does not have a controlling financial interest. Equity method investment income is recognized as earned by the investee. The Company records its share of earnings using a three-month lag methodology for instances where the timely financial information is not available and the contractual agreements provide for the delivery of the investees' financial information after the end of the Company's reporting period.

    The Company uses the cost method of accounting for investments in which it has virtually no influence over the joint venture's or the partnership's operations. Based on the nature and structure of these investments, they do not meet the characteristics of an equity security in accordance with applicable accounting standards. The Company recognizes distributions on cost method investments as earned or received.

    In addition to the investees performing regular evaluations for the impairment of underlying investments, the Company routinely evaluates these investments for impairments. For equity method investees, the Company considers financial and other information provided by the investee, other known information and inherent risks in the underlying investments, as well as future capital commitments, in determining whether an impairment has occurred. The Company considers its cost method investments for OTTI when the carrying value of such investments exceeds the net asset value ("NAV"). The Company takes into consideration the severity and duration of this excess when determining whether the cost method investment is other-than-temporarily impaired. When an OTTI has occurred, the impairment loss is recorded within net investment gains (losses).

  Short-term Investments

    Short-term investments include securities and other investments with remaining maturities of one year or less, but greater than three months, at the time of purchase and are stated at estimated fair value or amortized cost, which approximates estimated fair value. Short-term investments also include investments in affiliated money market pools.

  Other Invested Assets

    Other invested assets consist principally of the following:

  . Leveraged leases are recorded net of non-recourse debt. The Company recognizes income on the leveraged leases by applying the leveraged lease's estimated rate of return to the net investment in the lease. The Company regularly reviews residual values and impairs them to expected values.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

  . Freestanding derivatives with positive estimated fair values are described in "-- Derivatives" below.
  . Loans to affiliates are stated at unpaid principal balance, adjusted for any unamortized premium or discount.
  . Tax credit partnerships derive their primary source of investment return in the form of income tax credits. Where tax credits are guaranteed by a creditworthy third party, the investment is accounted for under the effective yield method. Otherwise, the investment is accounted for under the equity method.
  . Joint venture investments that engage in insurance underwriting activities are accounted for under the equity method.

  Securities Lending Program

  Securities lending transactions, whereby blocks of securities, which are included in fixed maturity securities, equity securities, and short-term investments, are loaned to third parties, primarily brokerage firms and commercial banks, and are treated as financing arrangements and the associated liability is recorded at the amount of cash received. The Company obtains collateral at the inception of the loan, usually cash, in an amount generally equal to 102% of the estimated fair value of the securities loaned, and maintains it at a level greater than or equal to 100% for the duration of the loan. The Company is liable to return to the counterparties the cash collateral received. Security collateral on deposit from counterparties in connection with the securities lending transactions may not be sold or repledged, unless the counterparty is in default, and is not reflected in the consolidated financial statements. The Company monitors the estimated fair value of the securities loaned on a daily basis with additional collateral obtained as necessary. Income and expenses associated with securities lending transactions are reported as investment income and investment expense, respectively, within net investment income.

 Derivatives

  Freestanding Derivatives

  Freestanding derivatives are carried in the Company's consolidated balance sheets either as assets within other invested assets or as liabilities within other liabilities at estimated fair value. The Company does not offset the fair value amounts recognized for derivatives executed with the same counterparty under the same master netting agreement.

  Accruals on derivatives are generally recorded in accrued investment income or within other liabilities. However, accruals that are not scheduled to settle within one year are included with the derivatives carrying value in other invested assets or other liabilities.

  If a derivative is not designated as an accounting hedge or its use in managing risk does not qualify for hedge accounting, changes in the estimated fair value of the derivative are reported in net derivative gains (losses) except as follows:

----------------------------------------------------------------------------------------------------
Statement of Operations Presentation:.   Derivative:
----------------------------------------------------------------------------------------------------
Policyholder benefits and claims       Economic hedges of variable annuity guarantees included in future policy benefits
----------------------------------------------------------------------------------------------------
Net investment income                  Economic hedges of equity method investments in joint
                                         ventures
----------------------------------------------------------------------------------------------------

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


Hedge Accounting

  To qualify for hedge accounting, at the inception of the hedging relationship, the Company formally documents its risk management objective and strategy for undertaking the hedging transaction, as well as its designation of the hedge. Hedge designation and financial statement presentation of changes in estimated fair value of the hedging derivatives are as follows:

  . Fair value hedge (a hedge of the estimated fair value of a recognized asset or liability) - in net derivative gains (losses), consistent with the change in fair value of the hedged item attributable to the designated risk being hedged.
  . Cash flow hedge (a hedge of a forecasted transaction or of the variability of cash flows to be received or paid related to a recognized asset or liability) - effectiveness in OCI (deferred gains or losses on the derivative are reclassified into the consolidated statement of operations when the Company's earnings are affected by the variability in cash flows of the hedged item); ineffectiveness in net derivative gains (losses).

  The change in estimated fair values of the hedging derivatives are exclusive of any accruals that are separately reported in the consolidated statement of operations within interest income or interest expense to match the location of the hedged item.

  In its hedge documentation, the Company sets forth how the hedging instrument is expected to hedge the designated risks related to the hedged item and sets forth the method that will be used to retrospectively and prospectively assess the hedging instrument's effectiveness and the method that will be used to measure ineffectiveness. A derivative designated as a hedging instrument must be assessed as being highly effective in offsetting the designated risk of the hedged item. Hedge effectiveness is formally assessed at inception and at least quarterly throughout the life of the designated hedging relationship. Assessments of hedge effectiveness and measurements of ineffectiveness are also subject to interpretation and estimation and different interpretations or estimates may have a material effect on the amount reported in net income.

  The Company discontinues hedge accounting prospectively when: (i) it is determined that the derivative is no longer highly effective in offsetting changes in the estimated fair value or cash flows of a hedged item; (ii) the derivative expires, is sold, terminated, or exercised; (iii) it is no longer probable that the hedged forecasted transaction will occur; or (iv) the derivative is de-designated as a hedging instrument.

  When hedge accounting is discontinued because it is determined that the derivative is not highly effective in offsetting changes in the estimated fair value or cash flows of a hedged item, the derivative continues to be carried in the consolidated balance sheets at its estimated fair value, with changes in estimated fair value recognized in net derivative gains (losses). The carrying value of the hedged recognized asset or liability under a fair value hedge is no longer adjusted for changes in its estimated fair value due to the hedged risk, and the cumulative adjustment to its carrying value is amortized into income over the remaining life of the hedged item. Provided the hedged forecasted transaction is still probable of occurrence, the changes in estimated fair value of derivatives recorded in OCI related to discontinued cash flow hedges are released into the consolidated statements of operations when the Company's earnings are affected by the variability in cash flows of the hedged item.

  When hedge accounting is discontinued because it is no longer probable that the forecasted transactions will occur on the anticipated date or within two months of that date, the derivative continues to be carried in the consolidated balance sheets at its estimated fair value, with changes in estimated fair value recognized currently

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

in net derivative gains (losses). Deferred gains and losses of a derivative recorded in OCI pursuant to the discontinued cash flow hedge of a forecasted transaction that is no longer probable are recognized immediately in net derivative gains (losses).

  In all other situations in which hedge accounting is discontinued, the derivative is carried at its estimated fair value in the consolidated balance sheets, with changes in its estimated fair value recognized in the current period as net derivative gains (losses).

  Embedded Derivatives

  The Company sells variable annuities and purchases certain investments that contain embedded derivatives. The Company assesses each identified embedded derivative to determine whether it is required to be bifurcated. The embedded derivative is bifurcated from the host contract and accounted for as a freestanding derivative if:

..  the combined instrument is not accounted for in its entirety at fair value with changes in fair value recorded in earnings;
..  the terms of the embedded derivative are not clearly and closely related to the economic characteristics of the host contract; and .. a separate instrument with the same terms as the embedded derivative would qualify as a derivative instrument.

  Such embedded derivatives are carried in the consolidated balance sheets at estimated fair value with the host contract and changes in their estimated fair value are generally reported in net derivative gains (losses). If the Company is unable to properly identify and measure an embedded derivative for separation from its host contract, the entire contract is carried on the balance sheet at estimated fair value, with changes in estimated fair value recognized in the current period in net investment gains (losses) or net investment income. Additionally, the Company may elect to carry an entire contract on the balance sheet at estimated fair value, with changes in estimated fair value recognized in the current period in net investment gains (losses) or net investment income if that contract contains an embedded derivative that requires bifurcation. At inception, the Company attributes to the embedded derivative a portion of the projected future guarantee fees to be collected from the policyholder equal to the present value of projected future guaranteed benefits. Any additional fees represent "excess" fees and are reported in universal life and investment-type product policy fees.

 Fair Value

  Certain assets and liabilities are measured at estimated fair value in the Company's consolidated balance sheets. In addition, the notes to these consolidated financial statements include further disclosures of estimated fair values. The Company defines fair value as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. In most cases, the exit price and the transaction (or entry) price will be the same at initial recognition.

  Subsequent to initial recognition, fair values are based on unadjusted quoted prices for identical assets or liabilities in active markets that are readily and regularly obtainable. When such quoted prices are not available, fair values are based on quoted prices in markets that are not active, quoted prices for similar but not identical assets or liabilities, or other observable inputs. If these inputs are not available, or observable inputs are not determinative, unobservable inputs and/or adjustments to observable inputs requiring management judgment are used to determine the fair value of assets and liabilities.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


 Goodwill

  Goodwill represents the future economic benefits arising from net assets acquired in a business combination that are not individually identified and recognized. Goodwill is calculated as the excess of cost over the estimated fair value of such net assets acquired, is not amortized, and is tested for impairment based on a fair value approach at least annually or more frequently if events or circumstances indicate that there may be justification for conducting an interim test. The Company performs its annual goodwill impairment testing during the third quarter of each year based upon data as of the close of the second quarter. Goodwill associated with a business acquisition is not tested for impairment during the year the business is acquired unless there is a significant identified impairment event.

  The impairment test is performed at the reporting unit level, which is the operating segment or a business one level below the operating segment, if discrete financial information is prepared and regularly reviewed by management at that level. For purposes of goodwill impairment testing, if the carrying value of a reporting unit exceeds its estimated fair value, there may be an indication of impairment. In such instances, the implied fair value of the goodwill is determined in the same manner as the amount of goodwill that would be determined in a business combination. The excess of the carrying value of goodwill over the implied fair value of goodwill would be recognized as an impairment and recorded as a charge against net income.

  On an ongoing basis, the Company evaluates potential triggering events that may affect the estimated fair value of the Company's reporting units to assess whether any goodwill impairment exists. Deteriorating or adverse market conditions for certain reporting units may have a significant impact on the estimated fair value of these reporting units and could result in future impairments of goodwill.

 Employee Benefit Plans

  Eligible employees, sales representatives and retirees of the Company are provided pension, postretirement and postemployment benefits under plans sponsored and administered by Metropolitan Life Insurance Company ("MLIC"), an affiliate of the Company. The Company's obligation and expense related to these benefits is limited to the amount of associated expense allocated from MLIC.

 Income Tax

  The Company was excluded from MetLife's life/non-life consolidated federal tax return for the five years subsequent to MetLife's July 2005 acquisition of MetLife Insurance Company of Connecticut. In 2011, MetLife Insurance Company of Connecticut and its subsidiaries joined the consolidated return and became a party to the MetLife tax sharing agreement. Prior to 2011, MetLife Insurance Company of Connecticut filed a consolidated tax return with its includable subsidiaries. Non-includable subsidiaries file either separate individual corporate tax returns or separate consolidated tax returns.

  The Company's accounting for income taxes represents management's best estimate of various events and transactions.

  Deferred tax assets and liabilities resulting from temporary differences between the financial reporting and tax bases of assets and liabilities are measured at the balance sheet date using enacted tax rates expected to apply to taxable income in the years the temporary differences are expected to reverse.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


  The realization of deferred tax assets depends upon the existence of sufficient taxable income within the carryback or carryforward periods under the tax law in the applicable tax jurisdiction. Valuation allowances are established when management determines, based on available information, that it is more likely than not that deferred income tax assets will not be realized. Factors in management's determination include the performance of the business and its ability to generate capital gains. Significant judgment is required in determining whether valuation allowances should be established, as well as the amount of such allowances. When making such determination, consideration is given to, among other things, the following:

  . future taxable income exclusive of reversing temporary differences and carryforwards;
  .  future reversals of existing taxable temporary differences;
  . taxable income in prior carryback years; and . tax planning strategies.

  The Company may be required to change its provision for income taxes in certain circumstances. Examples of such circumstances include when estimates used in determining valuation allowances on deferred tax assets significantly change or when receipt of new information indicates the need for adjustment in valuation allowances. Additionally, future events, such as changes in tax laws, tax regulations, or interpretations of such laws or regulations, could have an impact on the provision for income tax and the effective tax rate. Any such changes could significantly affect the amounts reported in the consolidated financial statements in the year these changes occur.

  The Company determines whether it is more likely than not that a tax position will be sustained upon examination by the appropriate taxing authorities before any part of the benefit can be recorded in the financial statements. A tax position is measured at the largest amount of benefit that is greater than 50% likely of being realized upon settlement. Unrecognized tax benefits due to tax uncertainties that do not meet the threshold are included within other liabilities and are charged to earnings in the period that such determination is made.

  The Company classifies interest recognized as interest expense and penalties recognized as a component of income tax.

 Litigation Contingencies

  The Company is a party to a number of legal actions and is involved in a number of regulatory investigations. Given the inherent unpredictability of these matters, it is difficult to estimate the impact on the Company's financial position. Liabilities are established when it is probable that a loss has been incurred and the amount of the loss can be reasonably estimated. Legal costs are recognized in other expenses as incurred. On a quarterly and annual basis, the Company reviews relevant information with respect to liabilities for litigation, regulatory investigations and litigation-related contingencies to be reflected in the Company's consolidated financial statements.

 Other Accounting Policies

  Cash and Cash Equivalents

  The Company considers all highly liquid securities and other investments purchased with an original or remaining maturity of three months or less at the date of purchase to be cash equivalents. Cash equivalents are stated at amortized cost, which approximates estimated fair value.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


  Property, Equipment, Leasehold Improvements and Computer Software

  Property, equipment and leasehold improvements, which are included in other assets, are stated at cost, less accumulated depreciation and amortization. Depreciation is determined using the straight-line method over the estimated useful lives of the assets, as appropriate. Estimated lives generally range from five to 10 years for leasehold improvements and from three to seven years for all other property and equipment. The net book value of the property, equipment and leasehold improvements was insignificant at both December 31, 2012 and 2011.

  Computer software, which is included in other assets, is stated at cost, less accumulated amortization. Purchased software costs, as well as certain internal and external costs incurred to develop internal-use computer software during the application development stage, are capitalized. Such costs are amortized generally over a four-year period using the straight-line method. The cost basis of computer software was $185 million and $153 million at December 31, 2012 and 2011, respectively. Accumulated amortization of capitalized software was $92 million and $83 million at December 31, 2012 and 2011, respectively. Related amortization expense was $10 million, $17 million and $25 million for the years ended December 31, 2012, 2011 and 2010, respectively.

  Other Revenues

  Other revenues include, in addition to items described elsewhere herein, advisory fees, broker-dealer commissions and fees and administrative service fees. Such fees and commissions are recognized in the period in which services are performed.

  Foreign Currency

  Assets, liabilities and operations of foreign affiliates and subsidiaries are recorded based on the functional currency of each entity. The determination of the functional currency is made based on the appropriate economic and management indicators. The local currencies of foreign operations are the functional currencies. Assets and liabilities of foreign affiliates and subsidiaries are translated from the functional currency to U.S. dollars at the exchange rates in effect at each year-end and income and expense accounts are translated at the average exchange rates during the year. The resulting translation adjustments are charged or credited directly to OCI, net of applicable taxes. Gains and losses from foreign currency transactions, including the effect of re-measurement of monetary assets and liabilities to the appropriate functional currency, are reported as part of net investment gains (losses) in the period in which they occur.

Adoption of New Accounting Pronouncements

  On January 1, 2012, the Company adopted new guidance regarding accounting for DAC, which was retrospectively applied. The guidance specifies that only costs related directly to successful acquisition of new or renewal contracts can be capitalized as DAC; all other acquisition-related costs must be expensed as incurred. As a result, certain sales manager compensation and administrative costs previously capitalized by the Company will no longer be deferred. The cumulative effect adjustment of adopting the guidance on accounting for DAC was a decrease in total equity of $443 million, net of income tax, as of January 1, 2010, which is reflected in the opening balance of equity in the consolidated statement of stockholders' equity.

  On January 1, 2012, the Company adopted new guidance regarding comprehensive income, which was retrospectively applied, that provides companies with the option to present the total of comprehensive income, components of net income, and the components of OCI either in a single continuous statement of comprehensive

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

income or in two separate but consecutive statements in annual financial statements. The standard eliminates the option to present components of OCI as part of the statement of changes in stockholders' equity. The Company adopted the two-statement approach for annual financial statements.

  Effective January 1, 2012, the Company adopted new guidance on goodwill impairment testing that simplifies how an entity tests goodwill for impairment. This new guidance allows an entity to first assess qualitative factors to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying value as a basis for determining whether it needs to perform the quantitative two-step goodwill impairment test. Only if an entity determines, based on qualitative assessment, that it is more likely than not that a reporting unit's fair value is less than its carrying value will it be required to calculate the fair value of the reporting unit. The qualitative assessment is optional and the Company is permitted to bypass it for any reporting unit in any period and begin its impairment analysis with the quantitative calculation. In 2012, the Company proceeded to Step 1 of the two-step impairment analysis for all of the Company's reporting units. The Company is permitted to perform the qualitative assessment in any subsequent period.

  Effective January 1, 2012, the Company adopted new guidance regarding fair value measurements that establishes common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP and International Financial Reporting Standards ("IFRS"). Some of the amendments clarify the Financial Accounting Standards Board's ("FASB") intent on the application of existing fair value measurement requirements. Other amendments change a particular principle or requirement for measuring fair value or for disclosing information about fair value measurements. The adoption did not have a material impact on the Company's consolidated financial statements other than the expanded disclosures in Note 9.

  Effective January 1, 2010, the Company adopted guidance related to financial instrument transfers and consolidation of VIEs. The financial instrument transfer guidance eliminates the concept of a qualified special purpose entity ("QSPE"), eliminates the guaranteed mortgage securitization exception, changes the criteria for achieving sale accounting when transferring a financial asset and changes the initial recognition of retained beneficial interests. The revised consolidation guidance changed the definition of the primary beneficiary, as well as the method of determining whether an entity is a primary beneficiary of a VIE from a quantitative model to a qualitative model. Under the qualitative VIE consolidation model, the entity that has both the ability to direct the most significant activities of the VIE and the obligation to absorb losses or receive benefits that could potentially be significant to the VIE is considered to be the primary beneficiary. The guidance requires a continuous reassessment, as well as enhanced disclosures, including the effects of a company's involvement with VIEs on its financial statements.

  As a result of the adoption of the amended VIE consolidation guidance, the Company consolidated certain former QSPEs that were previously accounted for as fixed maturity commercial mortgage-backed securities ("CMBS"). The Company also elected FVO for all of the consolidated assets and liabilities of these entities. Upon consolidation, the Company recorded $6.8 billion of commercial mortgage loans and $6.7 billion of long-term debt based on estimated fair values at January 1, 2010 and de-recognized $52 million in fixed maturity securities. The consolidation also resulted in a decrease in retained earnings of $34 million, net of income tax, and an increase in accumulated other comprehensive income (loss) ("AOCI") of $34 million, net of income tax, at January 1, 2010. For the year ended December 31, 2010, the Company recorded $411 million of net investment income on the consolidated assets, $402 million of interest expense in other expenses on the related long-term debt, and $24 million in net investment gains (losses) to remeasure the assets and liabilities at their estimated fair values.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


Future Adoption of New Accounting Pronouncements

  In March 2013, the FASB issued new guidance regarding foreign currency (Accounting Standards Update ("ASU") 2013-05, Foreign Currency Matters (Topic
830): Parent's Accounting for the Cumulative Translation Adjustment upon Derecognition of Certain Subsidiaries or Groups of Assets within a Foreign Entity or of an Investment in a Foreign Entity), effective prospectively for fiscal years and interim reporting periods within those years beginning after December 15, 2013. The amendments require an entity that ceases to have a controlling financial interest in a subsidiary or group of assets within a foreign entity to apply the guidance in Subtopic 830-30, Foreign Currency Matters -- Translation of Financial Statements, to release any related cumulative translation adjustment into net income. Accordingly, the cumulative translation adjustment should be released into net income only if the sale or transfer results in the complete or substantially complete liquidation of the foreign entity in which the subsidiary or group of assets had resided. For an equity method investment that is a foreign entity, the partial sale guidance in section 830-30-40, Derecognition, still applies. As such, a pro rata portion of the cumulative translation adjustment should be released into net income upon a partial sale of such an equity method investment. The Company is currently evaluating the impact of this guidance on its consolidated financial statements.

  In February 2013, the FASB issued new guidance regarding liabilities (ASU 2013-04, Liabilities (Topic 405): Obligations Resulting from Joint and Several Liability Arrangements for Which the Total Amount of the Obligation Is Fixed at the Reporting Date), effective retrospectively for fiscal years beginning after December 15, 2013 and interim periods within those years. The amendments require an entity to measure obligations resulting from joint and several liability arrangements for which the total amount of the obligation within the scope of the guidance is fixed at the reporting date, as the sum of the amount the reporting entity agreed to pay on the basis of its arrangement among its co-obligors and any additional amount the reporting entity expects to pay on behalf of its co-obligors. In addition, the amendments require an entity to disclose the nature and amount of the obligation, as well as other information about the obligations. The Company is currently evaluating the impact of this guidance on its consolidated financial statements.

  In January 2013, the FASB issued new guidance regarding comprehensive income (ASU 2013-02, Comprehensive Income (Topic 220): Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income), effective prospectively for fiscal years beginning after December 15, 2012. The amendments require an entity to provide information about the amounts reclassified out of AOCI by component. In addition, an entity is required to present, either on the face of the statement where net income is presented or in the notes, significant amounts reclassified out of AOCI by the respective line items of net income but only if the amount reclassified is required under GAAP to be reclassified to net income in its entirety in the same reporting period. For other amounts that are not required under GAAP to be reclassified in their entirety to net income, an entity is required to cross-reference to other disclosures required under GAAP that provide additional detail about those amounts. The Company is currently evaluating the impact of this guidance on its consolidated financial statements.

  In January 2013, the FASB issued new guidance regarding balance sheet offsetting disclosures (ASU 2013-01, Balance Sheet (Topic 210): Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities ("ASU 2013-01")), effective for fiscal years and interim periods within those years beginning on or after January 1, 2013. The amendments in ASU 2013-01 clarify that the scope of ASU 2011-11 (as defined below), applies to derivatives, including bifurcated embedded derivatives, repurchase and reverse repurchase agreements, and securities borrowing and lending transactions. The Company is currently evaluating the impact of this guidance on its consolidated financial statements.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


  In December 2011, the FASB issued new guidance regarding balance sheet offsetting disclosures (ASU 2011-11, Balance Sheet (Topic 210): Disclosures about Offsetting Assets and Liabilities ("ASU 2011-11")), effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. The guidance will be applied retrospectively for all comparative periods presented. The guidance requires an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effects of those arrangements on its financial position. Entities are required to disclose both gross information and net information about both instruments and transactions eligible for offset in the statement of financial position and instruments and transactions subject to an agreement similar to a master netting arrangement. The objective of the guidance is to facilitate comparison between those entities that prepare their financial statements on the basis of GAAP and those entities that prepare their financial statements on the basis of IFRS. The Company is currently evaluating the impact of this guidance on its consolidated financial statements and related disclosures.

2. Segment Information

  The Company is organized into two segments: Retail and Corporate Benefit Funding. In addition, the Company reports certain of its results of operations in Corporate & Other As anticipated, in the third quarter of 2012, MetLife and the Company continued to realign certain products and businesses among its existing segments, as well as Corporate & Other. Prior period results have been revised in connection with this change, which did not have a significant impact on the segment and Corporate & Other results.

 Retail

  The Retail segment offers a broad range of protection products and a variety of annuities primarily to individuals, and is organized into two businesses:
Annuities and Life & Other. Annuities includes a variety of variable and fixed annuities which provide for both asset accumulation and asset distribution needs. Life & Other insurance products and services include variable life, universal life, term life and whole life products, as well as individual disability income products. Additionally, through broker-dealer affiliates, the Company offers a full range of mutual funds and other securities products.

 Corporate Benefit Funding

  The Corporate Benefit Funding segment offers a broad range of annuity and investment products, including guaranteed interest products and other stable value products, income annuities, and separate account contracts for the investment management of defined benefit and defined contribution plan assets. This segment also includes certain products to fund company-, bank- or trust-owned life insurance used to finance non-qualified benefit programs for executives.

 Corporate & Other

  Corporate & Other contains the excess capital not allocated to the segments, run-off business, the Company's ancillary international operations, interest expense related to the majority of the Company's outstanding debt, expenses associated with certain legal proceedings and income tax audit issues. Corporate & Other also includes the elimination of intersegment amounts.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


  Financial Measures and Segment Accounting Policies

  Operating earnings is the measure of segment profit or loss the Company uses to evaluate segment performance and allocate resources. Consistent with GAAP guidance for segment reporting, operating earnings is the Company's measure of segment performance and is reported below. Operating earnings should not be viewed as a substitute for GAAP income (loss) from continuing operations, net of income tax. The Company believes the presentation of operating earnings as the Company measures it for management purposes enhances the understanding of its performance by highlighting the results of operations and the underlying profitability drivers of the business.

  Operating earnings is defined as operating revenues less operating expenses, both net of income tax.

  Operating revenues excludes net investment gains (losses) and net derivative gains (losses). Operating expenses excludes goodwill impairments.

  The following additional adjustments are made to GAAP revenues, in the line items indicated, in calculating operating revenues:

.. Universal life and investment-type product policy fees excludes the amortization of unearned revenue related to net investment gains (losses) and net derivative gains (losses) and certain variable annuity GMIB fees ("GMIB Fees"); and

.. Net investment income: (i) includes amounts for scheduled periodic settlement payments and amortization of premium on derivatives that are hedges of investments but do not qualify for hedge accounting treatment,
   (ii) includes income from discontinued real estate operations,
   (iii) excludes certain amounts related to contractholder-directed unit-linked investments, and (iv) excludes certain amounts related to securitization entities that are VIEs consolidated under GAAP.

  The following additional adjustments are made to GAAP expenses, in the line items indicated, in calculating operating expenses:

.. Policyholder benefits and claims excludes: (i) amounts associated with periodic crediting rate adjustments based on the total return of a contractually referenced pool of assets, (ii) benefits and hedging costs related to GMIB ("GMIB Costs"), and (iii) market value adjustments associated with surrenders or terminations of contracts ("Market Value Adjustments");

.. Interest credited to policyholder account balances includes adjustments for scheduled periodic settlement payments and amortization of premium on derivatives that are hedges of PABs but do not qualify for hedge accounting treatment and excludes amounts related to net investment income earned on contractholder-directed unit-linked investments;

.. Amortization of DAC and VOBA excludes amounts related to: (i) net investment gains (losses) and net derivative gains (losses), (ii) GMIB Fees and GMIB Costs, and (iii) Market Value Adjustments;

.. Interest expense on debt excludes certain amounts related to securitization entities that are VIEs consolidated under GAAP; and

.. Other expenses excludes costs related to implementation of new insurance regulatory requirements and acquisition and integration costs.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


  Set forth in the tables below is certain financial information with respect to the Company's segments, as well as Corporate & Other, for the years ended December 31, 2012, 2011 and 2010 and at December 31, 2012 and 2011. The segment accounting policies are the same as those used to prepare the Company's consolidated financial statements, except for operating earnings adjustments as defined above. In addition, segment accounting policies include the method of capital allocation described below.

  Economic capital is an internally developed risk capital model, the purpose of which is to measure the risk in the business and to provide a basis upon which capital is deployed. The economic capital model accounts for the unique and specific nature of the risks inherent in MetLife's and the Company's business.

  MetLife's economic capital model aligns segment allocated equity with emerging standards and consistent risk principles. Segment net investment income is credited or charged based on the level of allocated equity; however, changes in allocated equity do not impact the Company's consolidated net investment income, operating earnings or income (loss) from continuing operations, net of income tax.

                                                         Operating Earnings
                                            --------------------------------------------
                                                        Corporate
                                                         Benefit   Corporate                                 Total
Year Ended December 31, 2012                  Retail     Funding    & Other      Total     Adjustments    Consolidated
------------------------------------------- ----------  ---------  ---------  ----------  ------------    ------------
                                                                          (In millions)
Revenues
Premiums................................... $      498  $     629  $     134  $    1,261  $         --    $      1,261
Universal life and investment-type product
 policy fees...............................      2,081         29         14       2,124           137           2,261
Net investment income......................      1,525      1,167        185       2,877            75           2,952
Other revenues.............................        505          6         --         511            --             511
Net investment gains (losses)..............         --         --         --          --           152             152
Net derivative gains (losses)..............         --         --         --          --           980             980
                                            ----------  ---------  ---------  ----------  ------------    ------------
  Total revenues...........................      4,609      1,831        333       6,773         1,344           8,117
                                            ----------  ---------  ---------  ----------  ------------    ------------
Expenses
Policyholder benefits and claims...........        741      1,161        128       2,030           365           2,395
Interest credited to policy holder account
 balances..................................        943        162         --       1,105            42           1,147
Goodwill impairment........................         --         --         --          --           394             394
Capitalization of DAC......................       (834)        (5)       (33)       (872)           --            (872)
Amortization of DAC and VOBA...............        570         10          2         582           359             941
Interest expense on debt...................         --         --         68          68           163             231
Other expenses.............................      2,164         39         66       2,269             6           2,275
                                            ----------  ---------  ---------  ----------  ------------    ------------
  Total expenses...........................      3,584      1,367        231       5,182         1,329           6,511
                                            ----------  ---------  ---------  ----------  ------------    ------------
Provision for income tax expense (benefit).        359        162        (30)        491          (100)            391
                                            ----------  ---------  ---------  ----------                  ------------
Operating earnings......................... $      666  $     302  $     132       1,100
                                            ==========  =========  =========
Adjustments to:
  Total revenues...........................................................        1,344
  Total expenses...........................................................       (1,329)
  Provision for income tax (expense) benefit...............................          100
                                                                              ----------
Income (loss) from continuing operations, net of income tax.................. $    1,215                  $      1,215
                                                                              ==========                  ============

                                                        Corporate
                                                         Benefit   Corporate
At December 31, 2012:                         Retail     Funding    & Other      Total
------------------------------------------- ----------  ---------  ---------  ----------
                                                            (In millions)
Total assets............................... $  136,333  $  33,140  $  15,323  $  184,796
Separate account assets.................... $   84,106  $   2,008  $      --  $   86,114
Separate account liabilities............... $   84,106  $   2,008  $      --  $   86,114

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


                                                     Operating Earnings
                                    ---------------------------------------------------
                                                  Corporate
                                                   Benefit      Corporate &                             Total
Year Ended December 31, 2011          Retail       Funding         Other        Total    Adjustments Consolidated
----------------------------------- ----------  -------------  ------------  ----------  ----------- ------------
                                                                    (In millions)
Revenues
Premiums........................... $      710  $       1,071  $         47  $    1,828  $        -- $      1,828
Universal life and investment-type
 product policy fees...............      1,764             34            36       1,834          122        1,956
Net investment income..............      1,423          1,175           181       2,779          295        3,074
Other revenues.....................        502              5             1         508           --          508
Net investment gains (losses)......         --             --            --          --           35           35
Net derivative gains (losses)......         --             --            --          --        1,119        1,119
                                    ----------  -------------  ------------  ----------  ----------- ------------
  Total revenues...................      4,399          2,285           265       6,949        1,571        8,520
                                    ----------  -------------  ------------  ----------  ----------- ------------
Expenses
Policyholder benefits and claims...        896          1,598            46       2,540          120        2,660
Interest credited to policy holder
 account balances..................        988            180            --       1,168           21        1,189
Goodwill impairment................         --             --            --          --           --           --
Capitalization of DAC..............     (1,278)            (7)          (57)     (1,342)          --       (1,342)
Amortization of DAC and VOBA.......        788              4             6         798          358        1,156
Interest expense on debt...........         --             --            67          67          322          389
Other expenses.....................      2,483             42           163       2,688           24        2,712
                                    ----------  -------------  ------------  ----------  ----------- ------------
  Total expenses...................      3,877          1,817           225       5,919          845        6,764
                                    ----------  -------------  ------------  ----------  ----------- ------------
Provision for income tax expense
 (benefit).........................        183            164           (70)        277          246          523
                                    ----------  -------------  ------------  ----------              ------------
Operating earnings................. $      339  $         304  $        110         753
                                    ==========  =============  ============
Adjustments to:
  Total revenues..........................................................        1,571
  Total expenses..........................................................         (845)
  Provision for income tax (expense) benefit..............................         (246)
                                                                             ----------
Income (loss) from continuing operations, net of income tax................. $    1,233              $      1,233
                                                                             ==========              ============

                                                   Corporate
                                                   Benefit        Corporate
At December 31, 2011:                 Retail       Funding        & Other       Total
----------------------------------- ----------  -------------  ------------  ----------
                                                       (In millions)
Total assets....................... $  120,810  $      30,836  $     19,418  $  171,064
Separate account assets............ $   70,679  $       1,880  $         --  $   72,559
Separate account liabilities....... $   70,679  $       1,880  $         --  $   72,559

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


                                                             Operating Earnings
                                                   --------------------------------------
                                                              Corporate
                                                              Benefit   Corporate                         Total
Year Ended December 31, 2010                        Retail    Funding    & Other   Total   Adjustments Consolidated
-------------------------------------------------- -------  ----------- --------- -------  ----------- ------------
                                                                            (In millions)
Revenues
Premiums.......................................... $   424    $   643    $   --   $ 1,067   $     --    $   1,067
Universal life and investment-type product policy
 fees.............................................   1,509         29        15     1,553         86        1,639
Net investment income.............................   1,425      1,102       203     2,730        423        3,153
Other revenues....................................     454          6        43       503         --          503
Net investment gains (losses).....................      --         --        --        --        150          150
Net derivative gains (losses).....................      --         --        --        --         58           58
                                                   -------    -------    ------   -------   --------    ---------
  Total revenues..................................   3,812      1,780       261     5,853        717        6,570
                                                   -------    -------    ------   -------   --------    ---------
Expenses
Policyholder benefits and claims..................     671      1,159        --     1,830         75        1,905
Interest credited to policyholder account
 balances.........................................     954        193        96     1,243         28        1,271
Goodwill impairment...............................      --         --        --        --         --           --
Capitalization of DAC.............................    (800)        (4)      (54)     (858)        --         (858)
Amortization of DAC and VOBA......................     686          2        10       698         72          770
Interest expense on debt..........................      --         --        70        70        402          472
Other expenses....................................   1,829         36       123     1,988         --        1,988
                                                   -------    -------    ------   -------   --------    ---------
  Total expenses..................................   3,340      1,386       245     4,971        577        5,548
                                                   -------    -------    ------   -------   --------    ---------
Provision for income tax expense
 (benefit)........................................     165        139      (50)       254         49          303
                                                   -------    -------    ------   -------               ---------
Operating earnings................................ $   307    $   255    $   66       628
                                                   =======    =======    ======
Adjustments to:
  Total revenues...............................................................       717
  Total expenses...............................................................      (577)
  Provision for income tax (expense) benefit...................................       (49)
                                                                                  -------
Income (loss) from continuing operations, net of income tax...................... $   719               $     719
                                                                                  =======               =========

  Net investment income is based upon the actual results of each segment's specifically identifiable investment portfolio adjusted for allocated equity. Other costs are allocated to each of the segments based upon: (i) a review of the nature of such costs; (ii) time studies analyzing the amount of employee compensation costs incurred by each segment; and (iii) cost estimates included in the Company's product pricing.

  The following table presents total premiums, universal life and investment-type product policy fees and other revenues by major product groups of the Company's segments, as well as Corporate & Other:

                                           Years Ended December 31,
                                          --------------------------
                                            2012     2011     2010
           -                              -------- -------- --------
                                                (In millions)
           Life insurance (1)............ $  4,026 $  4,285 $  3,160
           Accident and health insurance.        7        7        7
           Non-insurance.................       --       --       42
                                          -------- -------- --------
            Total........................ $  4,033 $  4,292 $  3,209
                                          ======== ======== ========

--------
(1)Includes annuities and corporate benefit funding products.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


  Revenues derived from any customer did not exceed 10% of consolidated premiums, universal life and investment-type product policy fees and other revenues for the years ended December 31, 2012, 2011and 2010.

  The following table presents total premiums, universal life and investment-type product policy fees and other revenues associated with the Company's U.S. and foreign operations:

                                    Years Ended December 31,
                                   --------------------------
                                     2012     2011     2010
                  -                -------- -------- --------
                                         (In millions)
                  U.S............. $  3,329 $  3,222 $  2,631
                  Foreign:
                   United Kingdom.      556      986      562
                   Other..........      148       84       16
                                   -------- -------- --------
                     Total........ $  4,033 $  4,292 $  3,209
                                   ======== ======== ========

3. Dispositions

Disposition

  During June 2012, the Company distributed all of the issued and outstanding shares of common stock of its wholly-owned subsidiary, MetLife Europe Limited ("MetLife Europe") to its stockholders as an in-kind dividend. The net book value of MetLife Europe at the time of the dividend was $290 million which was recorded as a dividend of retained earnings of $347 million and an increase to OCI of $57 million, net of income tax. As of the date of dividend, the Company no longer consolidates the assets, liabilities and operations of MetLife Europe. The net income of MetLife Europe was not material to the Company for the periods prior to the dividend. The results of MetLife Europe were reported in Corporate & Other. See Note 2 for a discussion of Corporate & Other.

Discontinued Operations

  The following table summarizes the amounts that have been reflected as discontinued operations in the consolidated statements of operations. Income
(loss) from discontinued operations includes real estate classified as held-for-sale or sold.

                                                                  Year Ended
                                                               December 31, 2012
                                                               -----------------
                                                                 (In millions)
Total revenues................................................   $          12
Total expenses................................................              --
                                                                 -------------
Income (loss) before provision for income tax.................              12
Provision for income tax expense (benefit)....................               4
                                                                 -------------
Income (loss) from discontinued operations, net of income tax.   $           8
                                                                 =============

  There was no income (loss) from discontinued operations, net of income tax, for both of the years ended December 31, 2011 and 2010.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


4. Insurance

Insurance Liabilities

  Insurance liabilities, including affiliated insurance liabilities on reinsurance assumed and ceded, are comprised of future policy benefits, PABs and other policy-related balances. Information regarding insurance liabilities by segment, as well as Corporate & Other, was as follows at:

                                               December 31,
                                          -----------------------
                                             2012        2011
                                          ----------- -----------
                                               (In millions)
               Retail.................... $    37,644 $    37,916
               Corporate Benefit Funding.      23,766      22,417
               Corporate & Other.........       6,289      10,214
                                          ----------- -----------
                Total.................... $    67,699 $    70,547
                                          =========== ===========

  See Note 2 for information on the continued realignment of certain products and businesses among the Company's existing segments, as well as Corporate & Other, during the third quarter of 2012, which was retrospectively applied. See
Note 3 for information on the disposition of a subsidiary that had been reported in Corporate & Other. See Note 6 for discussion of affiliated reinsurance liabilities included in the table above.

  Future policy benefits are measured as follows:

      Product Type:                Measurement Assumptions:
      -------------------------------------------------------------------
      Participating life           Aggregate of net level premium
                                   reserves for death and endowment
                                   policy benefits (calculated based
                                   upon the non-forfeiture interest rate
                                   of 4%, and mortality rates guaranteed
                                   in calculating the cash surrender
                                   values described in such contracts).
      -------------------------------------------------------------------
      Non-participating life       Aggregate of the present value of
                                   expected future benefit payments and
                                   related expenses less the present
                                   value of expected future net
                                   premiums. Assumptions as to mortality
                                   and persistency are based upon the
                                   Company's experience when the basis
                                   of the liability is established.
                                   Interest rate assumptions for the
                                   aggregate future policy benefit
                                   liabilities range from 2% to 7%.
      -------------------------------------------------------------------
      Individual and group         Present value of expected future
      traditional fixed annuities  payments. Interest rate assumptions
      after annuitization          used in establishing such liabilities
                                   range from 4% to 8%.
      -------------------------------------------------------------------
      Non-medical health           The net level premium method and
      insurance                    assumptions as to future morbidity,
                                   withdrawals and interest, which
                                   provide a margin for adverse
                                   deviation. Interest rate assumptions
                                   used in establishing such liabilities
                                   range from 4% to 7%.
      -------------------------------------------------------------------
      Disabled lives               Present value of benefits method and
                                   experience assumptions as to claim
                                   terminations, expenses and interest.
                                   Interest rate assumptions used in
                                   establishing such liabilities range
                                   from 3% to 7%.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


  Participating business represented 2% and 1% of the Company's life insurance in-force at December 31, 2012 and 2011, respectively. Participating policies represented 24% and 10% of gross life insurance premiums for the years ended December 31, 2012 and 2011, respectively. Such policies are 90% reinsured.

  PABs are equal to: (i) policy account values, which consist of an accumulation of gross premium payments; (ii) credited interest, ranging from 1% to 8%, less expenses, mortality charges and withdrawals; and (iii) fair value adjustments relating to business combinations.

Guarantees

  The Company issues variable annuity products with guaranteed minimum benefits. The non-life contingent portion of GMWBs and the portion of certain GMIBs that does not require annuitization are accounted for as embedded derivatives in PABs and are further discussed in Note 8. Guarantees accounted for as insurance liabilities include:

Guarantee:                                          Measurement Assumptions:
----------------------------------------------------------------------------------------------------
GMDBs  .  A return of purchase payment upon      Present value of expected death benefits in
          death even if the account value is       excess of the projected account balance
          reduced to zero.                         recognizing the excess ratably over the
                                                   accumulation period based on the present
                                                   value of total expected assessments.
       .  An enhanced death benefit may be
          available for an additional fee.       Assumptions are consistent with those used
                                                   for amortizing DAC, and are thus subject to
                                                   the same variability and risk.

                                                 Investment performance and volatility
                                                   assumptions are consistent with the historical
                                                   experience of the appropriate underlying
                                                   equity index, such as the S&P 500 Index.

                                                 Benefit assumptions are based on the average
                                                   benefits payable over a range of scenarios.
----------------------------------------------------------------------------------------------------
GMIBs  .  After a specified period of time       Present value of expected income benefits in
          determined at the time of issuance       excess of the projected account balance at
          of the variable annuity contract,        any future date of annuitization and
          a minimum accumulation of purchase       recognizing the excess ratably over the
          payments, even if the account            accumulation period based on present value
          value is reduced to zero, that can       of total expected assessments.
          be annuitized to receive a monthly
          income stream that is not less         Assumptions are consistent with those used
          than a specified amount.                 for estimating GMDBs liabilities.
       .  Certain contracts also provide for
          a guaranteed lump sum return of        Calculation incorporates an assumption for
          purchase premium in lieu of the          the percentage of the potential annuitizations
          annuitization benefit.                   that may be elected by the contractholder.
------------------------------------------------
GMWBs  .  A return of purchase payment via       Expected value of the life contingent
          partial withdrawals, even if the         payments and expected assessments using
          account value is reduced to zero,        assumptions consistent with those used for
          provided that cumulative                 estimating the GMDBs liabilities.
          withdrawals in a contract year do
          not exceed a certain limit.

       .  Certain contracts include
          guaranteed withdrawals that are
          life contingent.
----------------------------------------------------------------------------------------------------

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


  Information regarding the liabilities for guarantees (excluding base policy liabilities and embedded derivatives) relating to annuity and universal and variable life contracts was as follows:



                                                   Universal and Variable
                               Annuity Contracts       Life Contracts
                              -------------------- ----------------------


                                                         Secondary
                                GMDBs      GMIBs         Guarantees          Total
                              ---------  --------- ---------------------- -----------
                                                   (In millions)
Direct
Balance at January 1, 2010... $      57  $     215    $           295     $       567
Incurred guaranteed benefits.        52         66                601             719
Paid guaranteed benefits.....       (30)        --                 --             (30)
                              ---------  ---------    ---------------     -----------
Balance at December 31, 2010.        79        281                896           1,256
Incurred guaranteed benefits.        84        128                140             352
Paid guaranteed benefits.....       (25)        --                 --             (25)
                              ---------  ---------    ---------------     -----------
Balance at December 31, 2011.       138        409              1,036           1,583
Incurred guaranteed benefits.       108        404                332             844
Paid guaranteed benefits.....       (29)        --                 --             (29)
                              ---------  ---------    ---------------     -----------
Balance at December 31, 2012. $     217  $     813    $         1,368     $     2,398
                              =========  =========    ===============     ===========

Ceded
Balance at January 1, 2010... $      56  $      74    $           142     $       272
Incurred guaranteed benefits.        38         23                515             576
Paid guaranteed benefits.....       (18)        --                 --             (18)
                              ---------  ---------    ---------------     -----------
Balance at December 31, 2010.        76         97                657             830
Incurred guaranteed benefits.        59         42                110             211
Paid guaranteed benefits.....       (21)        --                 --             (21)
                              ---------  ---------    ---------------     -----------
Balance at December 31, 2011.       114        139                767           1,020
Incurred guaranteed benefits.        56        129                267             452
Paid guaranteed benefits.....       (25)        --                 --             (25)
                              ---------  ---------    ---------------     -----------
Balance at December 31, 2012. $     145  $     268    $         1,034     $     1,447
                              =========  =========    ===============     ===========

Net
Balance at January 1, 2010... $       1  $     141    $           153     $       295
Incurred guaranteed benefits.        14         43                 86             143
Paid guaranteed benefits.....       (12)        --                 --             (12)
                              ---------  ---------    ---------------     -----------
Balance at December 31, 2010.         3        184                239             426
Incurred guaranteed benefits.        25         86                 30             141
Paid guaranteed benefits.....        (4)        --                 --              (4)
                              ---------  ---------    ---------------     -----------
Balance at December 31, 2011.        24        270                269             563
Incurred guaranteed benefits.        52        275                 65             392
Paid guaranteed benefits.....        (4)        --                 --              (4)
                              ---------  ---------    ---------------     -----------
Balance at December 31, 2012. $      72  $     545    $           334     $       951
                              =========  =========    ===============     ===========

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


  Account balances of contracts with insurance guarantees were invested in separate account asset classes as follows at:

                                          December 31,
                                      ---------------------
                                         2012       2011
                                      ---------- ----------
                                          (In millions)
                     Fund Groupings:
                     Equity.......... $   37,981 $   33,482
                     Balanced........     37,528     29,189
                     Bond............      4,678      4,132
                     Specialty.......      1,132      1,002
                     Money Market....        879      1,077
                                      ---------- ----------
                      Total.......... $   82,198 $   68,882
                                      ========== ==========

  Based on the type of guarantee, the Company defines net amount at risk ("NAR") as listed below.

 Variable Annuity Guarantees

  In the Event of Death

  Defined as the guaranteed minimum death benefit less the total contract account value, as of the balance sheet date. It represents the amount of the claim that the Company would incur if death claims were filed on all contracts on the balance sheet date.

  At Annuitization

  Defined as the amount (if any) that would be required to be added to the total contract account value to purchase a lifetime income stream, based on current annuity rates, equal to the minimum amount provided under the guaranteed benefit. This amount represents the Company's potential economic exposure to such guarantees in the event all contractholders were to annuitize on the balance sheet date, even though the contracts contain terms that only allow annuitization of the guaranteed amount after the 10th anniversary of the contract, which not all contractholders have achieved.

 Universal and Variable Life Contracts

  Defined as the guarantee amount less the account value, as of the balance sheet date. It represents the amount of the claim that the Company would incur if death claims were filed on all contracts on the balance sheet date.

  The amounts in the table below include direct business, but exclude offsets from hedging or reinsurance, if any. See Note 6 for a discussion of certain living and death benefit guarantees which have been reinsured. Therefore, the NARs presented below reflect the economic exposures of living and death benefit guarantees associated with variable annuities, but not necessarily their impact on the Company.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


  Information regarding the types of guarantees relating to annuity contracts and universal and variable life contracts was as follows at:

                                                                  December 31,
                                         -----------------------------------------------------------
                                                      2012                            2011
                                         ---------------------------     ---------------------------
                                             In the           At             In the           At
                                         Event of Death  Annuitization   Event of Death  Annuitization
                                         -------------- -------------    -------------- -------------
                                                                  (In millions)
Annuity Contracts (1)
Variable Annuity Guarantees
Total contract account value............  $    89,671    $    51,411      $    76,550    $    41,713
Separate account value..................  $    84,106    $    49,778      $    70,635    $    39,454
Net amount at risk......................  $     3,117    $     2,316 (2)  $     5,515    $     1,444 (2)
Average attained age of contractholders.     63 years       63 years         62 years       62 years

                                                        December 31,
                                                   -----------------------
                                                      2012        2011
                                                   ----------- -----------
                                                    Secondary Guarantees
                                                   -----------------------
                                                        (In millions)
     Universal and Variable Life Contracts (1)
     Account value (general and separate account). $     5,812 $     5,177
     Net amount at risk........................... $    86,468 $    80,477
     Average attained age of policyholders........    58 years    58 years

--------
(1)The Company's annuity and life contracts with guarantees may offer more than one type of guarantee in each contract. Therefore, the amounts listed above may not be mutually exclusive.

(2)The Company had previously disclosed the NAR based on the excess of the benefit base over the contractholder's total contract account value on the balance sheet date. Such amounts were $5.3 billion and $6.6 billion at December 31, 2012 and 2011, respectively. The Company has provided, in the table above, the NAR as defined above. The Company believes that this definition is more representative of the potential economic exposures of these guarantees as the contractholders do not have access to this difference other than through annuitization.

Obligations Under Funding Agreements

  The Company issues fixed and floating rate funding agreements, which are denominated in either U.S. dollars or foreign currencies, to certain special purpose entities ("SPEs") that have issued either debt securities or commercial paper for which payment of interest and principal is secured by such funding agreements. During the years ended December 31, 2012, 2011 and 2010, the Company issued $10.3 billion, $12.5 billion and $19.1 billion, respectively, and repaid $9.6 billion, $13.4 billion and $18.6 billion, respectively, of such funding agreements. At December 31, 2012 and 2011, liabilities for funding agreements outstanding, which are included in PABs, were $6.1 billion and $5.4 billion, respectively.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


  MetLife Insurance Company of Connecticut and MLI-USA, are members of the Federal Home Loan Bank ("FHLB"). Holdings of FHLB common stock by branch, included in equity securities, were as follows at:

                                           December 31,
                                        -------------------
                                          2012      2011
                                        --------- ---------
                                           (In millions)
                    FHLB of Boston..... $      67 $      70
                    FHLB of Pittsburgh. $      11       N/A

  The Company has also entered into funding agreements. The liability for funding agreements is included in PABs. Information related to the funding agreements was as follows at:

                                Liability             Collateral
                            ----------------- ----------------------
                                            December 31,
                            ----------------------------------------
                              2012     2011       2012         2011
                            -------- -------- --------     ---------
                                           (In millions)
        FHLB of Boston (1). $    450 $    450 $    537 (2)  $    518 (2)
        Farmer Mac (3)..... $    200 $    200 $    230      $    230
        FHLB of Pittsburgh. $     --      N/A $    595 (2)       N/A

--------
(1)Represents funding agreements issued to the FHLB of Boston in exchange for cash and for which the FHLB of Boston has been granted a lien on certain assets, some of which are in the custody of the FHLB of Boston, including residential mortgage-backed securities ("RMBS"), to collateralize obligations under advances evidenced by funding agreements. The Company is permitted to withdraw any portion of the collateral in the custody of the FHLB of Boston as long as there is no event of default and the remaining qualified collateral is sufficient to satisfy the collateral maintenance level. Upon any event of default by the Company, the FHLB of Boston's recovery on the collateral is limited to the amount of the Company's liability to the FHLB of Boston.

(2)Advances are collateralized by mortgage-backed securities. The amount of collateral presented is at estimated fair value.

(3)Represents funding agreements issued to certain SPEs that have issued debt securities for which payment of interest and principal is secured by such funding agreements, and such debt securities are also guaranteed as to payment of interest and principal by the Federal Agricultural Mortgage Corporation, a federally chartered instrumentality of the U.S. ("Farmer Mac"). The obligations under these funding agreements are secured by a pledge of certain eligible agricultural real estate mortgage loans and may, under certain circumstances, be secured by other qualified collateral. The amount of collateral presented is at carrying value.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


Liabilities for Unpaid Claims and Claim Expenses

  Information regarding the liabilities for unpaid claims and claim expenses relating to group accident and non-medical health policies and contracts, which are reported in future policy benefits and other policy-related balances, was as follows:

                                            Years Ended December 31,
                                         -----------------------------
                                            2012       2011      2010
                                         ---------  ---------  -------
                                                 (In millions)
        Balance at January 1,........... $   1,079  $     978  $   805
         Less: Reinsurance recoverables.       980        878      706
                                         ---------  ---------  -------
        Net balance at January 1,.......        99        100       99
                                         ---------  ---------  -------
        Incurred related to:
         Current year...................         5          5       24
         Prior years....................        (2)         4      (12)
                                         ---------  ---------  -------
           Total incurred...............         3          9       12
                                         ---------  ---------  -------
        Paid related to:
         Current year...................        --         --       (1)
         Prior years....................       (10)       (10)     (10)
                                         ---------  ---------  -------
           Total paid...................       (10)       (10)     (11)
                                         ---------  ---------  -------
        Net balance at December 31,.....        92         99      100
         Add: Reinsurance recoverables..     1,124        980      878
                                         ---------  ---------  -------
        Balance at December 31,......... $   1,216  $   1,079  $   978
                                         =========  =========  =======

  During 2012, 2011 and 2010, claims and claim adjustment expenses associated with prior years decreased by $2 million, increased by $4 million, and decreased by $12 million, respectively, due to differences between the actual benefits paid and expected benefits owed during those periods.

Separate Accounts

  Separate account assets and liabilities primarily include pass-through separate accounts totaling $85.9 billion and $72.4 billion at December 31, 2012 and 2011, respectively, for which the policyholder assumes all investment risk.

  For the years ended December 31, 2012, 2011 and 2010, there were no investment gains (losses) on transfers of assets from the general account to the separate accounts.

5. Deferred Policy Acquisition Costs, Value of Business Acquired and Other Policy-Related Intangibles

  See Note 1 for a description of capitalized acquisition costs.

  Non-Participating and Non-Dividend-Paying Traditional Contracts

  The Company amortizes DAC and VOBA related to these contracts (primarily term insurance) over the appropriate premium paying period in proportion to the actual historic and expected future gross premiums that were set at contract issue. The expected premiums are based upon the premium requirement of each policy and

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

assumptions for mortality, morbidity, persistency and investment returns at policy issuance, or policy acquisition (as it relates to VOBA), include provisions for adverse deviation, and are consistent with the assumptions used to calculate future policyholder benefit liabilities. These assumptions are not revised after policy issuance or acquisition unless the DAC or VOBA balance is deemed to be unrecoverable from future expected profits. Absent a premium deficiency, variability in amortization after policy issuance or acquisition is caused only by variability in premium volumes.

  Participating, Dividend Paying Traditional Contracts

  The Company amortizes DAC related to these contracts over the estimated lives of the contracts in proportion to actual and expected future gross margins. The amortization includes interest based on rates in effect at inception or acquisition of the contracts. The future gross margins are dependent principally on investment returns, policyholder dividend scales, mortality, persistency, expenses to administer the business, creditworthiness of reinsurance counterparties and certain economic variables, such as inflation. Of these factors, the Company anticipates that investment returns, expenses, persistency and other factor changes, as well as policyholder dividend scales are reasonably likely to impact significantly the rate of DAC amortization. Each reporting period, the Company updates the estimated gross margins with the actual gross margins for that period. When the actual gross margins change from previously estimated gross margins, the cumulative DAC amortization is re-estimated and adjusted by a cumulative charge or credit to current operations. When actual gross margins exceed those previously estimated, the DAC amortization will increase, resulting in a current period charge to earnings. The opposite result occurs when the actual gross margins are below the previously estimated gross margins. Each reporting period, the Company also updates the actual amount of business in-force, which impacts expected future gross margins. When expected future gross margins are below those previously estimated, the DAC amortization will increase, resulting in a current period charge to earnings. The opposite result occurs when the expected future gross margins are above the previously estimated expected future gross margins. Each period, the Company also reviews the estimated gross margins for each block of business to determine the recoverability of DAC balances.

  Fixed and Variable Universal Life Contracts and Fixed and Variable Deferred Annuity Contracts

  The Company amortizes DAC and VOBA related to these contracts over the estimated lives of the contracts in proportion to actual and expected future gross profits. The amortization includes interest based on rates in effect at inception or acquisition of the contracts. The amount of future gross profits is dependent principally upon returns in excess of the amounts credited to policyholders, mortality, persistency, interest crediting rates, expenses to administer the business, creditworthiness of reinsurance counterparties, the effect of any hedges used and certain economic variables, such as inflation. Of these factors, the Company anticipates that investment returns, expenses and persistency are reasonably likely to impact significantly the rate of DAC and VOBA amortization. Each reporting period, the Company updates the estimated gross profits with the actual gross profits for that period. When the actual gross profits change from previously estimated gross profits, the cumulative DAC and VOBA amortization is re-estimated and adjusted by a cumulative charge or credit to current operations. When actual gross profits exceed those previously estimated, the DAC and VOBA amortization will increase, resulting in a current period charge to earnings. The opposite result occurs when the actual gross profits are below the previously estimated gross profits. Each reporting period, the Company also updates the actual amount of business remaining in-force, which impacts expected future gross profits. When expected future gross profits are below those previously estimated, the DAC and VOBA amortization will increase, resulting in a current period charge to earnings. The opposite result occurs when the expected future gross profits are above the previously estimated expected future gross profits. Each period, the Company also reviews the estimated gross profits for each block of business to determine the recoverability of DAC and VOBA balances.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


  Factors Impacting Amortization

  Separate account rates of return on variable universal life contracts and variable deferred annuity contracts affect in-force account balances on such contracts each reporting period, which can result in significant fluctuations in amortization of DAC and VOBA. Returns that are higher than the Company's long-term expectation produce higher account balances, which increases the Company's future fee expectations and decreases future benefit payment expectations on minimum death and living benefit guarantees, resulting in higher expected future gross profits. The opposite result occurs when returns are lower than the Company's long-term expectation. The Company's practice to determine the impact of gross profits resulting from returns on separate accounts assumes that long-term appreciation in equity markets is not changed by short-term market fluctuations, but is only changed when sustained interim deviations are expected. The Company monitors these events and only changes the assumption when its long-term expectation changes.

  The Company also periodically reviews other long-term assumptions underlying the projections of estimated gross margins and profits. These assumptions primarily relate to investment returns, policyholder dividend scales, interest crediting rates, mortality, persistency and expenses to administer business. Management annually updates assumptions used in the calculation of estimated gross margins and profits which may have significantly changed. If the update of assumptions causes expected future gross margins and profits to increase, DAC and VOBA amortization will decrease, resulting in a current period increase to earnings. The opposite result occurs when the assumption update causes expected future gross margins and profits to decrease.

  Periodically, the Company modifies product benefits, features, rights or coverages that occur by the exchange of a contract for a new contract, or by amendment, endorsement, or rider to a contract, or by election or coverage within a contract. If such modification, referred to as an internal replacement, substantially changes the contract, the associated DAC or VOBA is written off immediately through income and any new deferrable costs associated with the replacement contract are deferred. If the modification does not substantially change the contract, the DAC or VOBA amortization on the original contract will continue and any acquisition costs associated with the related modification are expensed.

  Amortization of DAC and VOBA is attributed to both investment gains and losses and to other expenses for the amount of gross margins or profits originating from transactions other than investment gains and losses. Unrealized investment gains and losses represent the amount of DAC and VOBA that would have been amortized if such gains and losses had been recognized.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


  Information regarding DAC and VOBA was as follows:

                                              Years Ended December 31,
                                         ----------------------------------
                                            2012        2011        2010
                                         ----------  ----------  ----------
                                                    (In millions)
   DAC
   Balance at January 1,................ $    3,182  $    2,705  $    2,458
   Capitalizations......................        872       1,342         858
   Amortization related to:
    Net investment gains (losses).......       (331)       (339)        (57)
    Other expenses......................       (419)       (474)       (399)
                                         ----------  ----------  ----------
      Total amortization................       (750)       (813)       (456)
                                         ----------  ----------  ----------
   Unrealized investment gains (losses).        (19)        (49)       (155)
   Disposition and other (1)............       (159)         (3)         --
                                         ----------  ----------  ----------
   Balance at December 31,..............      3,126       3,182       2,705
                                         ----------  ----------  ----------
   VOBA
   Balance at January 1,................      1,006       1,686       2,117
   Amortization related to:
    Net investment gains (losses).......         --         (29)        (17)
    Other expenses......................       (191)       (314)       (297)
                                         ----------  ----------  ----------
      Total amortization................       (191)       (343)       (314)
                                         ----------  ----------  ----------
   Unrealized investment gains (losses).       (148)       (337)       (117)
                                         ----------  ----------  ----------
   Balance at December 31,..............        667       1,006       1,686
                                         ----------  ----------  ----------
   Total DAC and VOBA
   Balance at December 31,.............. $    3,793  $    4,188  $    4,391
                                         ==========  ==========  ==========

--------

(1)See Note 3.

  See Note 1 for information on the retrospective application of the adoption of new accounting guidance related to DAC.

  Information regarding total DAC and VOBA by segment, as well as Corporate & Other, was as follows at:

                                               December 31,
                                           ---------------------
                                              2012       2011
                                           ---------- ----------
                                               (In millions)
                Retail.................... $    3,785 $    4,047
                Corporate Benefit Funding.          8         13
                Corporate & Other (1).....         --        128
                                           ---------- ----------
                 Total                     $    3,793 $    4,188
                                           ========== ==========

--------
(1)See Note 3 for information on the disposition of a subsidiary that had been reported in Corporate and Other.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


  Information regarding other policy-related intangibles was as follows:

                                         Years Ended December 31,
                                       ----------------------------
                                         2012      2011      2010
                                       --------  --------  --------
                                               (In millions)
           Deferred Sales Inducements
           Balance at January 1,...... $    535  $    537  $    493
           Capitalization.............       21        79       100
           Amortization...............      (51)      (81)      (56)
                                       --------  --------  --------
           Balance at December 31,.... $    505  $    535  $    537
                                       ========  ========  ========
           VODA and VOCRA
           Balance at January 1,...... $    190  $    203  $    215
           Amortization...............      (15)      (13)      (12)
                                       --------  --------  --------
           Balance at December 31,.... $    175  $    190  $    203
                                       ========  ========  ========
           Accumulated amortization... $     65  $     50  $     37
                                       ========  ========  ========

  The estimated future amortization expense to be reported in other expenses for the next five years is as follows:

                                 VOBA     VODA and VOCRA
                             ------------ --------------
                                    (In millions)
                       2013. $        199 $          16
                       2014. $        163 $          17
                       2015. $        132 $          17
                       2016. $        108 $          15
                       2017. $         89 $          14

6. Reinsurance

  The Company enters into reinsurance agreements primarily as a purchaser for reinsurance for its various insurance products and also as a provider of reinsurance for some insurance products issued by affiliated and unaffiliated companies. The Company participates in reinsurance activities in order to limit losses, minimize exposure to significant risks and provide additional capacity for future growth.

  Accounting for reinsurance requires extensive use of assumptions and estimates, particularly related to the future performance of the underlying business and the potential impact of counterparty credit risks. The Company periodically reviews actual and anticipated experience compared to the aforementioned assumptions used to establish assets and liabilities relating to ceded and assumed reinsurance and evaluates the financial strength of counterparties to its reinsurance agreements using criteria similar to that evaluated in the security impairment process discussed in Note 7.

  Retail

  The Company's Retail Annuities business reinsures 100% of the living and death benefit guarantees issued in connection with most of its variable annuities issued since 2006 to an affiliated reinsurer and certain portions of the living and death benefit guarantees issued in connection with its variable annuities issued prior to 2006 to

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

affiliated and unaffiliated reinsurers. Under these reinsurance agreements, the Company pays a reinsurance premium generally based on fees associated with the guarantees collected from policyholders, and receives reimbursement for benefits paid or accrued in excess of account values, subject to certain limitations. The Company also reinsures 90% of its fixed annuities to an affiliated reinsurer. The value of the embedded derivatives on the ceded risk is determined using a methodology consistent with the guarantees directly written by the Company with the exception of the input for nonperformance risk that reflects the credit of the reinsurer.

  For its Retail Life & Other insurance products, the Company has historically reinsured the mortality risk primarily on an excess of retention basis or on a quota share basis. The Company currently reinsures 100% of the mortality risk in excess of $100,000 per life for most new policies and reinsures up to 100% of the mortality risk for certain other policies. In addition to reinsuring mortality risk as described above, the Company reinsures other risks, as well as specific coverages. Placement of reinsurance is done primarily on an automatic basis and also on a facultative basis for risks with specified characteristics. The Company evaluates its reinsurance programs routinely and may increase or decrease its retention at any time. The Company also reinsures the risk associated with secondary death benefit guarantees on certain universal life insurance policies to affiliates.

  Corporate Benefit Funding

  The Company's Corporate Benefit Funding segment periodically engages in reinsurance activities, as considered appropriate. The impact of these activities on the financial results of this segment has not been significant.

  Corporate & Other

  The Company also reinsures, through 100% quota share reinsurance agreements, certain run-off LTC and workers' compensation business written by the Company.

  Catastrophe Coverage

  The Company has exposure to catastrophes, which could contribute to significant fluctuations in the Company's results of operations. The Company uses excess of retention and quota share reinsurance agreements to provide greater diversification of risk and minimize exposure to larger risks.

  The Company reinsures its business through a diversified group of well-capitalized, highly rated reinsurers. The Company analyzes recent trends in arbitration and litigation outcomes in disputes, if any, with its reinsurers. The Company monitors ratings and evaluates the financial strength of its reinsurers by analyzing their financial statements. In addition, the reinsurance recoverable balance due from each reinsurer is evaluated as part of the overall monitoring process. Recoverability of reinsurance recoverable balances is evaluated based on these analyses. The Company generally secures large reinsurance recoverable balances with various forms of collateral, including secured trusts, funds withheld accounts and irrevocable letters of credit. These reinsurance recoverable balances are stated net of allowances for uncollectible reinsurance, which at December 31, 2012 and 2011, were not significant.

  The Company has secured certain reinsurance recoverable balances with various forms of collateral, including secured trusts, funds withheld accounts and irrevocable letters of credit. The Company had $2.2 billion and $2.5 billion of unsecured unaffiliated reinsurance recoverable balances at December 31, 2012 and 2011, respectively.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


  At December 31, 2012, the Company had $7.2 billion of net unaffiliated ceded reinsurance recoverables. Of this total, $6.5 billion, or 90%, were with the Company's five largest unaffiliated ceded reinsurers, including $1.4 billion of net unaffiliated ceded reinsurance recoverables which were unsecured. At December 31, 2011, the Company had $7.1 billion of net unaffiliated ceded reinsurance recoverables. Of this total, $6.5 billion, or 92%, were with the Company's five largest unaffiliated ceded reinsurers, including $1.9 billion of net unaffiliated ceded reinsurance recoverables which were unsecured.

  The amounts in the consolidated statements of operations include the impact of reinsurance. Information regarding the significant effects of reinsurance was as follows:

                                                                    Years Ended December 31,
                                                               ----------------------------------
                                                                  2012        2011        2010
                                                               ----------  ----------  ----------
                                                                          (In millions)
Premiums:
Direct premiums............................................... $    2,063  $    2,429  $    1,559
Reinsurance assumed...........................................         11           7          13
Reinsurance ceded.............................................       (813)       (608)       (505)
                                                               ----------  ----------  ----------
 Net premiums................................................. $    1,261  $    1,828  $    1,067
                                                               ==========  ==========  ==========
Universal life and investment-type product policy fees:
Direct universal life and investment-type product policy fees. $    2,972  $    2,572  $    2,104
Reinsurance assumed...........................................         87          92         120
Reinsurance ceded.............................................       (798)       (708)       (585)
                                                               ----------  ----------  ----------
 Net universal life and investment-type product policy fees... $    2,261  $    1,956  $    1,639
                                                               ==========  ==========  ==========
Other revenues:
Direct other revenues......................................... $      231  $      209  $      200
Reinsurance assumed...........................................         --          --          --
Reinsurance ceded.............................................        280         299         303
                                                               ----------  ----------  ----------
 Net other revenues........................................... $      511  $      508  $      503
                                                               ==========  ==========  ==========
Policyholder benefits and claims:
Direct policyholder benefits and claims....................... $    4,145  $    4,277  $    3,708
Reinsurance assumed...........................................         23          20          31
Reinsurance ceded.............................................     (1,773)     (1,637)     (1,834)
                                                               ----------  ----------  ----------
 Net policyholder benefits and claims......................... $    2,395  $    2,660  $    1,905
                                                               ==========  ==========  ==========
Interest credited to policyholder account balances:
Direct interest credited to policyholder account balances..... $    1,185  $    1,206  $    1,265
Reinsurance assumed...........................................         71          68          64
Reinsurance ceded.............................................       (109)        (85)        (58)
                                                               ----------  ----------  ----------
 Net interest credited to policyholder account balances....... $    1,147  $    1,189  $    1,271
                                                               ==========  ==========  ==========
Other expenses:
Direct other expenses......................................... $    2,417  $    2,715  $    2,158
Reinsurance assumed...........................................         33          48          92
Reinsurance ceded.............................................        125         152         122
                                                               ----------  ----------  ----------
 Net other expenses........................................... $    2,575  $    2,915  $    2,372
                                                               ==========  ==========  ==========

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


  The amounts in the consolidated balance sheets include the impact of reinsurance. Information regarding the significant effects of reinsurance was as follows at:

                                                                               December 31,
                                                ---------------------------------------------------------------------------
                                                                2012                                  2011
                                                ------------------------------------- -------------------------------------
                                                                              Total                                 Total
                                                                             Balance                               Balance
                                                 Direct  Assumed    Ceded     Sheet    Direct  Assumed    Ceded     Sheet
                                                -------- -------- --------- --------- -------- -------- --------- ---------
                                                                               (In millions)
Assets:
Premiums, reinsurance and other receivables.... $    612 $     35 $  21,496 $  22,143 $    686 $     34 $  19,503 $  20,223
Deferred policy acquisition costs and value of
 business acquired.............................    4,311      121     (639)     3,793    4,635      134     (581)     4,188
                                                -------- -------- --------- --------- -------- -------- --------- ---------
  Total assets................................. $  4,923 $    156 $  20,857 $  25,936 $  5,321 $    168 $  18,922 $  24,411
                                                ======== ======== ========= ========= ======== ======== ========= =========
Liabilities:
Other policy-related balances.................. $    691 $  1,592 $     855 $   3,138 $    677 $  1,515 $     797 $   2,989
Other liabilities..............................    1,396       11     5,140     6,547    1,230       12     4,142     5,384
                                                -------- -------- --------- --------- -------- -------- --------- ---------
  Total liabilities............................ $  2,087 $  1,603 $   5,995 $   9,685 $  1,907 $  1,527 $   4,939 $   8,373
                                                ======== ======== ========= ========= ======== ======== ========= =========

  Reinsurance agreements that do not expose the Company to a reasonable possibility of a significant loss from insurance risk are recorded using the deposit method of accounting. The deposit assets on reinsurance were $4.7 billion at both December 31, 2012 and 2011. There were no deposit liabilities on reinsurance at both December 31, 2012 and 2011.

Related Party Reinsurance Transactions

  The Company has reinsurance agreements with certain MetLife subsidiaries, including MLIC, MetLife Reinsurance Company of South Carolina, Exeter Reassurance Company, Ltd. ("Exeter"), General American Life Insurance Company, MetLife Investors Insurance Company, MetLife Reinsurance Company of Vermont and MetLife Reinsurance Company of Delaware ("MRD"), all of which are related parties.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


  Information regarding the significant effects of affiliated reinsurance included in the consolidated statements of operations was as follows:

                                                               Years Ended December 31,
                                                             ----------------------------
                                                               2012      2011      2010
                                                             --------  --------  --------
                                                                     (In millions)
Premiums:
Reinsurance assumed......................................... $     11  $      7  $     13
Reinsurance ceded...........................................     (478)     (286)     (191)
                                                             --------  --------  --------
 Net premiums............................................... $   (467) $   (279) $   (178)
                                                             ========  ========  ========
Universal life and investment-type product policy fees:
Reinsurance assumed......................................... $     87  $     92  $    120
Reinsurance ceded...........................................     (444)     (400)     (308)
                                                             --------  --------  --------
 Net universal life and investment-type product policy fees. $   (357) $   (308) $   (188)
                                                             ========  ========  ========
Other revenues:
Reinsurance assumed......................................... $     --  $     --  $     --
Reinsurance ceded...........................................      280       299       303
                                                             --------  --------  --------
 Net other revenues......................................... $    280  $    299  $    303
                                                             ========  ========  ========
Policyholder benefits and claims:
Reinsurance assumed......................................... $     21  $     18  $     29
Reinsurance ceded...........................................     (780)     (484)     (343)
                                                             --------  --------  --------
 Net policyholder benefits and claims....................... $   (759) $   (466) $   (314)
                                                             ========  ========  ========
Interest credited to policyholder account balances:
Reinsurance assumed......................................... $     71  $     68  $     64
Reinsurance ceded...........................................     (109)      (84)      (59)
                                                             --------  --------  --------
 Net interest credited to policyholder account balances..... $    (38) $    (16) $      5
                                                             ========  ========  ========
Other expenses:
Reinsurance assumed......................................... $     33  $     48  $     93
Reinsurance ceded...........................................      157       204       153
                                                             --------  --------  --------
 Net other expenses......................................... $    190  $    252  $    246
                                                             ========  ========  ========

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


  Information regarding the significant effects of affiliated reinsurance included in the consolidated balance sheets was as follows at:

                                                                         December 31,
                                                         --------------------------------------------
                                                                  2012                   2011
                                                         ---------------------  ---------------------
                                                          Assumed      Ceded     Assumed      Ceded
                                                         ---------- ----------  ---------- ----------
                                                                         (In millions)
Assets:
Premiums, reinsurance and other receivables............. $       35 $   14,171  $       34 $   12,345
Deferred policy acquisition costs and value of business
  acquired..............................................        121       (642)        134       (585)
                                                         ---------- ----------  ---------- ----------
 Total assets........................................... $      156 $   13,529  $      168 $   11,760
                                                         ========== ==========  ========== ==========
Liabilities:
Other policy-related balances........................... $    1,592 $      855  $    1,515 $      758
Other liabilities.......................................         10      4,894          10      3,903
                                                         ---------- ----------  ---------- ----------
 Total liabilities...................................... $    1,602 $    5,749  $    1,525 $    4,661
                                                         ========== ==========  ========== ==========

  Effective October 1, 2012, MLI-USA entered into a reinsurance agreement to cede two blocks of business to MRD, on a 90% coinsurance with funds withheld basis. This agreement covers certain term and certain universal life policies issued in 2012 by MLI-USA. This agreement transfers risk to MRD and, therefore, is accounted for as reinsurance. As a result of the agreement, affiliated reinsurance recoverables, included in premiums, reinsurance and other receivables, were $407 million, and the funds withheld liability and other reinsurance payables, included in other liabilities, were $438 million at December 31, 2012. Certain contractual features of this agreement qualify as embedded derivatives, which are separately accounted for at fair value on the Company's consolidated balance sheet. The embedded derivative related to the funds withheld associated with this reinsurance agreement is included within other liabilities and increased the funds withheld balance by $6 million at December 31, 2012. For the year ended December 31, 2012, the Company's consolidated statement of operations reflected a loss for this agreement of $37 million, which included a decrease in net derivative gains (losses) of $6 million related to the embedded derivative.

  The Company ceded risks to affiliates related to guaranteed minimum benefit guarantees written directly by the Company. These ceded reinsurance agreements contain embedded derivatives and changes in their fair value are included within net derivative gains (losses). The embedded derivatives associated with the cessions are included within premiums, reinsurance and other receivables and were assets of $3.6 billion and $2.8 billion at December 31, 2012 and 2011, respectively. Net derivative gains (losses) associated with the embedded derivatives were $524 million, $1.6 billion, and ($2) million for the years ended December 31, 2012, 2011 and 2010, respectively.

  MLI-USA ceded two blocks of business to an affiliate on a 90% coinsurance with funds withheld basis. Certain contractual features of this agreement qualify as embedded derivatives, which are separately accounted for at estimated fair value on the Company's consolidated balance sheets. The embedded derivative related to the funds withheld associated with this reinsurance agreement is included within other liabilities and increased the funds withheld balance by $546 million and $416 million at December 31, 2012 and 2011, respectively. Net derivative gains (losses) associated with the embedded derivatives were ($130) million, ($411) million and ($17) million for the years ended December 31, 2012, 2011 and 2010, respectively.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


  The Company has secured certain reinsurance recoverable balances with various forms of collateral, including secured trusts, funds withheld accounts and irrevocable letters of credit. The Company had $6.1 billion and $4.8 billion of unsecured affiliated reinsurance recoverable balances at December 31, 2012 and 2011, respectively.

  Affiliated reinsurance agreements that do not expose the Company to a reasonable possibility of a significant loss from insurance risk are recorded using the deposit method of accounting. The deposit assets on affiliated reinsurance were $4.6 billion at both December 31, 2012 and 2011. There were no deposit liabilities on affiliated reinsurance at both December 31, 2012 and 2011.

7. Investments

See Note 9 for information about the fair value hierarchy for investments and the related valuation methodologies.

Investment Risks and Uncertainties

  Investments are exposed to the following primary sources of risk: credit, interest rate, liquidity, market valuation, currency and real estate risk. The financial statement risks, stemming from such investment risks, are those associated with the determination of estimated fair values, the diminished ability to sell certain investments in times of strained market conditions, the recognition of impairments, the recognition of income on certain investments and the potential consolidation of VIEs. The use of different methodologies, assumptions and inputs relating to these financial statement risks may have a material effect on the amounts presented within the consolidated financial statements.

  The determination of valuation allowances and impairments is highly subjective and is based upon periodic evaluations and assessments of known and inherent risks associated with the respective asset class. Such evaluations and assessments are revised as conditions change and new information becomes available.

  The recognition of income on certain investments (e.g. structured securities, including mortgage-backed securities, asset-backed securities ("ABS"), certain structured investment transactions and FVO securities) is dependent upon certain factors such as prepayments and defaults, and changes in such factors could result in changes in amounts to be earned.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


Fixed Maturity and Equity Securities AFS

 Fixed Maturity and Equity Securities AFS by Sector

  The following table presents the fixed maturity and equity securities AFS by sector. The unrealized loss amounts presented below include the noncredit loss component of OTTI losses. Redeemable preferred stock is reported within U.S. corporate and foreign corporate fixed maturity securities and non-redeemable preferred stock is reported within equity securities. Included within fixed maturity securities are structured securities including RMBS, CMBS and ABS.

                                          December 31, 2012                             December 31, 2011
                            --------------------------------------------- ---------------------------------------------
                                          Gross Unrealized                              Gross Unrealized
                             Cost or  ------------------------- Estimated  Cost or  ------------------------- Estimated
                            Amortized          Temporary  OTTI    Fair    Amortized          Temporary  OTTI    Fair
                              Cost     Gains    Losses   Losses   Value     Cost     Gains    Losses   Losses   Value
                            --------- -------- --------- ------ --------- --------- -------- --------- ------ ---------
                                                                   (In millions)
Fixed Maturity Securities:
U.S. corporate............. $  16,914 $  2,063  $   82   $  --  $  18,895 $  16,018 $  1,550  $  229   $   -- $  17,339
Foreign corporate..........     8,618      853      26      --      9,445     7,958      649     114       --     8,493
U.S. Treasury and
 agency....................     7,678    1,186      --      --      8,864     6,832    1,217       1       --     8,048
RMBS.......................     5,492      360      50      64      5,738     6,478      330     189      125     6,494
CMBS.......................     2,221      141       6      --      2,356     2,128      115      16       --     2,227
State and political
 subdivision...............     2,002      354      27      --      2,329     1,891      222      58       --     2,055
ABS........................     2,204       67      18      --      2,253     1,875       45      42       --     1,878
Foreign government.........       876      214       2      --      1,088     1,035      215       3       --     1,247
                            --------- --------  ------   -----  --------- --------- --------  ------   ------ ---------
 Total fixed maturity
 securities................ $  46,005 $  5,238  $  211   $  64  $  50,968 $  44,215 $  4,343  $  652   $  125 $  47,781
                            ========= ========  ======   =====  ========= ========= ========  ======   ====== =========
Equity Securities:
Common..................... $     160 $     18  $    1   $  --  $     177 $     148 $     11  $   13   $   -- $     146
Non-redeemable
 preferred.................       151       11      22      --        140       147        3      44       --       106
                            --------- --------  ------   -----  --------- --------- --------  ------   ------ ---------
 Total equity securities... $     311 $     29  $   23   $  --  $     317 $     295 $     14  $   57   $   -- $     252
                            ========= ========  ======   =====  ========= ========= ========  ======   ====== =========

  The Company held non-income producing fixed maturity securities with an estimated fair value of $22 million and $5 million with unrealized gains (losses) of $3 million and ($2) million at December 31, 2012 and 2011, respectively.

  Methodology for Amortization of Discount or Premium on Structured Securities

  Amortization of the discount or premium on structured securities considers the estimated timing and amount of prepayments of the underlying loans. Actual prepayment experience is periodically reviewed and effective yields are recalculated when differences arise between the originally anticipated and the actual prepayments received and currently anticipated. Prepayment assumptions for single class and multi-class mortgage-backed and ABS are estimated using inputs obtained from third-party specialists and based on management's knowledge of the current market. For credit-sensitive mortgage-backed and ABS and certain prepayment-sensitive securities, the effective yield is recalculated on a prospective basis. For all other mortgage-backed and ABS, the effective yield is recalculated on a retrospective basis.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


 Maturities of Fixed Maturity Securities

  The amortized cost and estimated fair value of fixed maturity securities, by contractual maturity date, were as follows at:

                                                           December 31,
                                            -------------------------------------------
                                                    2012                  2011
                                            --------------------- ---------------------
                                                       Estimated             Estimated
                                            Amortized    Fair     Amortized    Fair
                                              Cost       Value      Cost       Value
                                            ---------- ---------- ---------- ----------
                                                           (In millions)
Due in one year or less.................... $    4,831 $    4,875 $    2,946 $    2,970
Due after one year through five years......      8,646      9,192      8,648      9,022
Due after five years through ten years.....      7,967      8,960      7,905      8,606
Due after ten years........................     14,644     17,594     14,235     16,584
                                            ---------- ---------- ---------- ----------
 Subtotal..................................     36,088     40,621     33,734     37,182
Structured securities (RMBS, CMBS and ABS).      9,917     10,347     10,481     10,599
                                            ---------- ---------- ---------- ----------
 Total fixed maturity securities........... $   46,005 $   50,968 $   44,215 $   47,781
                                            ========== ========== ========== ==========

  Actual maturities may differ from contractual maturities due to the exercise of call or prepayment options. Fixed maturity securities not due at a single maturity date have been presented in the year of final contractual maturity. RMBS, CMBS and ABS are shown separately, as they are not due at a single maturity.

 Continuous Gross Unrealized Losses for Fixed Maturity and Equity Securities AFS by Sector

  The following table presents the estimated fair value and gross unrealized losses of fixed maturity and equity securities AFS in an unrealized loss position, aggregated by sector and by length of time that the securities have been in a continuous unrealized loss position. The unrealized loss amounts include the noncredit component of OTTI loss.

                                           December 31, 2012                         December 31, 2011
                               ----------------------------------------- -----------------------------------------
                                                    Equal to or Greater                       Equal to or Greater
                               Less than 12 Months     than 12 Months    Less than 12 Months     than 12 Months
                               -------------------- -------------------- -------------------- --------------------
                               Estimated   Gross    Estimated   Gross    Estimated   Gross    Estimated   Gross
                                 Fair    Unrealized   Fair    Unrealized   Fair    Unrealized   Fair    Unrealized
                                 Value     Losses     Value     Losses     Value     Losses     Value     Losses
                               --------- ---------- --------- ---------- --------- ---------- --------- ----------
                                                   (In millions, except number of securities)
Fixed Maturity Securities:
U.S. corporate................ $    784   $    16   $    621    $   66   $  1,699   $     71  $    786   $    158
Foreign corporate.............      494         8        203        18      1,213         68       162         46
U.S. Treasury and agency......      200        --         --        --        118         --        20          1
RMBS..........................       62         6        781       108        784        114       972        200
CMBS..........................       59         1        101         5        152          4       111         12
State and political
  subdivision.................       44         2         55        25          6         --       367         58
ABS...........................      208         1        266        17        803         12       261         30
Foreign government............      116         2         --        --         70          3         4         --
                               --------   -------   --------    ------   --------   --------  --------   --------
 Total fixed maturity
   securities................. $  1,967   $    36   $  2,027    $  239   $  4,845   $    272  $  2,683   $    505
                               ========   =======   ========    ======   ========   ========  ========   ========
Equity Securities:
Common........................ $     10   $     1   $      7    $   --   $     35   $     13  $     --   $     --
Non-redeemable preferred......       --        --         50        22         32         16        59         28
                               --------   -------   --------    ------   --------   --------  --------   --------
 Total equity securities...... $     10   $     1   $     57    $   22   $     67   $     29  $     59   $     28
                               ========   =======   ========    ======   ========   ========  ========   ========
Total number of securities in
  an unrealized loss
  position....................      327                  420                  808                  479
                               ========             ========             ========             ========

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


 Evaluation of AFS Securities for OTTI and Evaluating Temporarily Impaired AFS Securities

  Evaluation and Measurement Methodologies

    Management considers a wide range of factors about the security issuer and uses its best judgment in evaluating the cause of the decline in the estimated fair value of the security and in assessing the prospects for near-term recovery. Inherent in management's evaluation of the security are assumptions and estimates about the operations of the issuer and its future earnings potential. Considerations used in the impairment evaluation process include, but are not limited to: (i) the length of time and the extent to which the estimated fair value has been below cost or amortized cost;
  (ii) the potential for impairments of securities when the issuer is experiencing significant financial difficulties; (iii) the potential for impairments in an entire industry sector or sub-sector; (iv) the potential for impairments in certain economically depressed geographic locations;
  (v) the potential for impairments of securities where the issuer, series of issuers or industry has suffered a catastrophic type of loss or has exhausted natural resources; (vi) with respect to fixed maturity securities, whether the Company has the intent to sell or will more likely than not be required to sell a particular security before the decline in estimated fair value below amortized cost recovers; (vii) with respect to structured securities, changes in forecasted cash flows after considering the quality of underlying collateral, expected prepayment speeds, current and forecasted loss severity, consideration of the payment terms of the underlying assets backing a particular security, and the payment priority within the tranche structure of the security; and (viii) other subjective factors, including concentrations and information obtained from regulators and rating agencies.

    The methodology and significant inputs used to determine the amount of credit loss on fixed maturity securities are as follows:

  . The Company calculates the recovery value by performing a discounted cash flow analysis based on the present value of future cash flows. The discount rate is generally the effective interest rate of the security prior to impairment.

  . When determining collectability and the period over which value is expected to recover, the Company applies considerations utilized in its overall impairment evaluation process which incorporates information regarding the specific security, fundamentals of the industry and geographic area in which the security issuer operates, and overall macroeconomic conditions. Projected future cash flows are estimated using assumptions derived from management's best estimates of likely scenario-based outcomes after giving consideration to a variety of variables that include, but are not limited to: payment terms of the security; the likelihood that the issuer can service the interest and principal payments; the quality and amount of any credit enhancements; the security's position within the capital structure of the issuer; possible corporate restructurings or asset sales by the issuer; and changes to the rating of the security or the issuer by rating agencies.

  . Additional considerations are made when assessing the unique features that apply to certain structured securities including, but not limited to: the quality of underlying collateral, expected prepayment speeds; current and forecasted loss severity, consideration of the payment terms of the underlying loans or assets backing a particular security, and the payment priority within the tranche structure of the security.

  . When determining the amount of the credit loss for U.S. and foreign corporate securities, foreign government securities and state and political subdivision securities, the estimated fair value is considered the recovery value when available information does not indicate that another value is more appropriate.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

     When information is identified that indicates a recovery value other than estimated fair value, management considers in the determination of recovery value the same considerations utilized in its overall impairment evaluation process as described in (ii) above, as well as private and public sector programs to restructure such securities.

    With respect to securities that have attributes of debt and equity (perpetual hybrid securities), consideration is given in the OTTI analysis as to whether there has been any deterioration in the credit of the issuer and the likelihood of recovery in value of the securities that are in a severe and extended unrealized loss position. Consideration is also given as to whether any perpetual hybrid securities, with an unrealized loss, regardless of credit rating, have deferred any dividend payments. When an OTTI loss has occurred, the OTTI loss is the entire difference between the perpetual hybrid security's cost and its estimated fair value with a corresponding charge to earnings.

    The cost or amortized cost of fixed maturity and equity securities is adjusted for OTTI in the period in which the determination is made. The Company does not change the revised cost basis for subsequent recoveries in value.

    In periods subsequent to the recognition of OTTI on a fixed maturity security, the Company accounts for the impaired security as if it had been purchased on the measurement date of the impairment. Accordingly, the discount (or reduced premium) based on the new cost basis is accreted over the remaining term of the fixed maturity security in a prospective manner based on the amount and timing of estimated future cash flows.

  Current Period Evaluation

    Based on the Company's current evaluation of its AFS securities in an unrealized loss position in accordance with its impairment policy, and the Company's current intentions and assessments (as applicable to the type of security) about holding, selling and any requirements to sell these securities, the Company has concluded that these securities are not other-than-temporarily impaired at December 31, 2012. Future OTTI will depend primarily on economic fundamentals, issuer performance (including changes in the present value of future cash flows expected to be collected), changes in credit ratings, changes in collateral valuation, changes in interest rates and changes in credit spreads. If economic fundamentals or any of the above factors deteriorate, additional OTTI may be incurred in upcoming periods.

    Gross unrealized losses on fixed maturity securities in an unrealized loss position decreased $502 million during the year ended December 31, 2012 from $777 million to $275 million. The decline in, or improvement in, gross unrealized losses for the year ended December 31, 2012, was primarily attributable to narrowing credit spreads and a decrease in interest rates.

    At December 31, 2012, $117 million of the total $275 million of gross unrealized losses were from 34 fixed maturity securities with an unrealized loss position of 20% or more of amortized cost for six months or greater.

  Investment Grade Fixed Maturity Securities

    Of the $117 million of gross unrealized losses on fixed maturity securities with an unrealized loss of 20% or more of amortized cost for six months or greater, $79 million, or 68%, are related to gross unrealized losses on 17 investment grade fixed maturity securities. Unrealized losses on investment grade fixed maturity securities are principally related to widening credit spreads or rising interest rates since purchase.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


  Below Investment Grade Fixed Maturity Securities

    Of the $117 million of gross unrealized losses on fixed maturity securities with an unrealized loss of 20% or more of amortized cost for six months or greater, $38 million, or 32%, are related to gross unrealized losses on 17 below investment grade fixed maturity securities. Unrealized losses on below investment grade fixed maturity securities are principally related to non-agency RMBS (primarily alternative residential mortgage loans), U.S and foreign corporate securities (primarily financial services and transportation industry securities) and are the result of significantly wider credit spreads resulting from higher risk premiums since purchase, largely due to economic and market uncertainties including concerns over the financial services industry sector, unemployment levels and valuations of residential real estate supporting non-agency RMBS. Management evaluates these U.S. and foreign corporate securities based on factors such as expected cash flows and the financial condition and near-term and long-term prospects of the issuer; and evaluates non-agency RMBS based on actual and projected cash flows after considering the quality of underlying collateral, expected prepayment speeds, current and forecasted loss severity, consideration of the payment terms of the underlying assets backing a particular security, and the payment priority within the tranche structure of the security.

  Equity Securities

    Equity securities in an unrealized loss position decreased $34 million during the year ended December 31, 2012 from $57 million to $23 million. Of the $23 million, $19 million were from four equity securities with gross unrealized losses of 20% or more of cost for 12 months or greater, of which 74% were financial services industry investment grade non-redeemable preferred stock, of which 64% were rated A, AA, or AAA.

 FVO Securities

    See Note 9 for tables that present the two categories of securities that comprise FVO securities. See "-- Net Investment Income" and "-- Net Investment Gains (Losses)" for the net investment income recognized on FVO securities and the related changes in estimated fair value subsequent to purchase included in net investment income and net investment gains (losses) for securities still held as of the end of the respective years, as applicable.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


 Mortgage Loans

  Mortgage Loans by Portfolio Segment

    Mortgage loans are summarized as follows at:

                                                        December 31,
                                        --------------------------------------------
                                                 2012                   2011
                                        ---------------------  ---------------------
                                          Carrying     % of      Carrying     % of
                                            Value      Total       Value      Total
                                        ------------- -------  ------------- -------
                                        (In millions)          (In millions)
Mortgage loans:
 Commercial............................   $  5,266       57.5%   $  5,390       55.0%
 Agricultural..........................      1,260       13.8       1,333       13.6
                                          --------    -------    --------    -------
   Subtotal (1)........................      6,526       71.3       6,723       68.6
 Valuation allowances..................        (35)      (0.4)        (61)      (0.6)
                                          --------    -------    --------    -------
   Subtotal mortgage loans, net........      6,491       70.9       6,662       68.0
Commercial mortgage loans held by CSEs.      2,666       29.1       3,138       32.0
                                          --------    -------    --------    -------
     Total mortgage loans, net.........   $  9,157      100.0%   $  9,800      100.0%
                                          ========    =======    ========    =======

--------
(1)Purchases of mortgage loans were $27 million for the year ended December 31, 2012. The Company did not purchase any mortgage loans during the year ended December 31, 2011.

  See "-- Variable Interest Entities" for discussion of CSEs included in the table above.

  See "-- Related Party Investment Transactions" for discussion of affiliated mortgage loans included in the table above.

  Mortgage Loans and Valuation Allowance by Portfolio Segment

  The carrying value prior to valuation allowance ("recorded investment") in mortgage loans, by portfolio segment, by method of evaluation of credit loss, and the related valuation allowances, by type of credit loss, were as follows:

                                                                     December 31,
                                           -----------------------------------------------------------------
                                                         2012                             2011
-                                          -------------------------------- --------------------------------
                                           Commercial Agricultural  Total   Commercial Agricultural  Total
                                           ---------- ------------ -------- ---------- ------------ --------
                                                                     (In millions)
Mortgage loans:
  Evaluated individually for credit
   losses.................................  $     76    $     --   $     76  $     23    $     --   $     23
  Evaluated collectively for credit
   losses.................................     5,190       1,260      6,450     5,367       1,333      6,700
                                            --------    --------   --------  --------    --------   --------
    Total mortgage loans..................     5,266       1,260      6,526     5,390       1,333      6,723
                                            --------    --------   --------  --------    --------   --------
Valuation allowances:
  Specific credit losses..................        11          --         11        15          --         15
  Non-specifically identified credit
   losses.................................        21           3         24        43           3         46
                                            --------    --------   --------  --------    --------   --------
    Total valuation allowances............        32           3         35        58           3         61
                                            --------    --------   --------  --------    --------   --------
     Mortgage loans, net of valuation
      allowance...........................  $  5,234    $  1,257   $  6,491  $  5,332    $  1,330   $  6,662
                                            ========    ========   ========  ========    ========   ========

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


  Valuation Allowance Rollforward by Portfolio Segment

  The changes in the valuation allowance, by portfolio segment, were as follows:

                                        Commercial Agricultural  Total
                                        ---------- ------------ -------
                                                 (In millions)
        Balance at January 1, 2010.....  $    74      $    3    $    77
        Provision (release)............       16          --         16
        Charge-offs, net of recoveries.       (6)         --         (6)
                                         -------      ------    -------
        Balance at December 31, 2010...       84           3         87
        Provision (release)............      (26)         --        (26)
        Charge-offs, net of recoveries.       --          --         --
                                         -------      ------    -------
        Balance at December 31, 2011...       58           3         61
        Provision (release)............      (26)         --        (26)
        Charge-offs, net of recoveries.       --          --         --
                                         -------      ------    -------
        Balance at December 31, 2012...  $    32      $    3    $    35
                                         =======      ======    =======

   Valuation Allowance Methodology

    Mortgage loans are considered to be impaired when it is probable that, based upon current information and events, the Company will be unable to collect all amounts due under the loan agreement. Specific valuation allowances are established using the same methodology for both portfolio segments as the excess carrying value of a loan over either (i) the present value of expected future cash flows discounted at the loan's original effective interest rate, (ii) the estimated fair value of the loan's underlying collateral if the loan is in the process of foreclosure or otherwise collateral dependent, or (iii) the loan's observable market price. A common evaluation framework is used for establishing non-specific valuation allowances for both loan portfolio segments; however, a separate non-specific valuation allowance is calculated and maintained for each loan portfolio segment that is based on inputs unique to each loan portfolio segment. Non-specific valuation allowances are established for pools of loans with similar risk characteristics where a property-specific or market-specific risk has not been identified, but for which the Company expects to incur a credit loss. These evaluations are based upon several loan portfolio segment-specific factors, including the Company's experience for loan losses, defaults and loss severity, and loss expectations for loans with similar risk characteristics. These evaluations are revised as conditions change and new information becomes available.

   Commercial and Agricultural Mortgage Loan Portfolio Segments

    The Company typically uses several years of historical experience in establishing non-specific valuation allowances which captures multiple economic cycles. For evaluations of commercial loans, in addition to historical experience, management considers factors that include the impact of a rapid change to the economy, which may not be reflected in the loan portfolio, and recent loss and recovery trend experience as compared to historical loss and recovery experience. For evaluations of agricultural loans, in addition to historical experience, management considers factors that include increased stress in certain sectors, which may be evidenced by higher delinquency rates, or a change in the number of higher risk loans. On a quarterly basis, management incorporates the impact of these current market events and conditions on historical experience in determining the non-specific valuation allowance established for each portfolio segment.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


    All commercial loans are reviewed on an ongoing basis which may include an analysis of the property financial statements and rent roll, lease rollover analysis, property inspections, market analysis, estimated valuations of the underlying collateral, loan-to-value ratios, debt service coverage ratios, and tenant creditworthiness. All agricultural loans are monitored on an ongoing basis. The monitoring process focuses on higher risk loans, which include those that are classified as restructured, potentially delinquent, delinquent or in foreclosure, as well as loans with higher loan-to-value ratios and lower debt service coverage ratios. The monitoring process for agricultural loans is generally similar to the commercial loan monitoring process, with a focus on higher risk loans, including reviews on a geographic and property-type basis. Higher risk loans are reviewed individually on an ongoing basis for potential credit loss and specific valuation allowances are established using the methodology described above for both loan portfolio segments. Quarterly, the remaining loans are reviewed on a pool basis by aggregating groups of loans that have similar risk characteristics for potential credit loss, and non-specific valuation allowances are established as described above using inputs that are unique to each segment of the loan portfolio.

    For commercial loans, the primary credit quality indicator is the debt service coverage ratio, which compares a property's net operating income to amounts needed to service the principal and interest due under the loan. Generally, the lower the debt service coverage ratio, the higher the risk of experiencing a credit loss. The Company also reviews the loan-to-value ratio of its commercial loan portfolio. Loan-to-value ratios compare the unpaid principal balance of the loan to the estimated fair value of the underlying collateral. Generally, the higher the loan-to-value ratio, the higher the risk of experiencing a credit loss. The debt service coverage ratio and loan-to-value ratio, as well as the values utilized in calculating these ratios, are updated annually, on a rolling basis, with a portion of the loan portfolio updated each quarter.

    For agricultural loans, the Company's primary credit quality indicator is the loan-to-value ratio. The values utilized in calculating this ratio are developed in connection with the ongoing review of the agricultural loan portfolio and are routinely updated. Additionally, the Company focuses the monitoring process on higher risk loans, including reviews on a geographic and property-type basis.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


  Credit Quality of Commercial Mortgage Loans

  Information about the credit quality of commercial mortgage loans is presented below at:

                                     Recorded Investment
                       ----------------------------------------------
                       Debt Service Coverage Ratios
                       -----------------------------            % of      Estimated     % of
                       > 1.20x  1.00x -1.20x < 1.00x  Total     Total    Fair Value     Total
-                      -------- ------------ ------- -------- -------   ------------- -------
                                   (In millions)                        (In millions)
December 31, 2012:
Loan-to-value ratios:
Less than 65%......... $  3,888    $  106    $   89  $  4,083    77.5 %   $  4,459       78.5 %
65% to 75%............      626        32        27       685    13.0          711       12.5
76% to 80%............      343         8        57       408     7.8          428        7.6
Greater than 80%......       39        28        23        90     1.7           81        1.4
                       --------    ------    ------  -------- -------     --------    -------
 Total                 $  4,896    $  174    $  196  $  5,266   100.0 %   $  5,679      100.0 %
                       ========    ======    ======  ======== =======     ========    =======
December 31, 2011:
Loan-to-value ratios:
Less than 65%......... $  3,324    $  135    $  210  $  3,669    68.1 %   $  3,888       69.9 %
65% to 75%............      719        54        52       825    15.3          852       15.3
76% to 80%............      199        --        26       225     4.2          221        4.0
Greater than 80%......      452       181        38       671    12.4          602       10.8
                       --------    ------    ------  -------- -------     --------    -------
 Total                 $  4,694    $  370    $  326  $  5,390   100.0 %   $  5,563      100.0 %
                       ========    ======    ======  ======== =======     ========    =======

  Credit Quality of Agricultural Mortgage Loans

  Information about the credit quality of agricultural mortgage loans is presented below at:

                                             December 31,
                             -------------------------------------------
                                      2012                   2011
                             --------------------   --------------------
                               Recorded     % of      Recorded     % of
                              Investment    Total    Investment    Total
                             ------------- ------   ------------- ------
                             (In millions)          (In millions)
      Loan-to-value ratios:
      Less than 65%.........   $  1,184      94.0 %   $  1,129      84.7 %
      65% to 75%............         76       6.0          142      10.7
      76% to 80%............         --        --           62       4.6
                               --------    ------     --------    ------
       Total................   $  1,260     100.0 %   $  1,333     100.0 %
                               ========    ======     ========    ======

  The estimated fair value of agricultural mortgage loans was $1.3 billion and $1.4 billion at December 31, 2012 and 2011, respectively.

  Past Due and Interest Accrual Status of Mortgage Loans

  The Company has a high quality, well performing mortgage loan portfolio, with all mortgage loans classified as performing at December 31, 2012 and 99% classified as performing at December 31, 2011. The Company defines delinquent mortgage loans consistent with industry practice, when interest and principal payments are past due as follows: commercial mortgage loans -- 60 days and agricultural mortgage loans -- 90 days. The Company had no mortgage loans past due and no loans in non-accrual status at both December 31, 2012 and December 31, 2011.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


  Impaired Mortgage Loans

  Information regarding impaired mortgage loans including those modified in a troubled debt restructuring, by portfolio segment, were as follows at and for the periods ended:

                                                          Loans without
                  Loans with a Valuation Allowance     a Valuation Allowance           All Impaired Loans
              ---------------------------------------- --------------------  --------------------------------------
               Unpaid                                   Unpaid                Unpaid             Average
              Principal  Recorded  Valuation  Carrying Principal   Recorded  Principal Carrying  Recorded  Interest
               Balance  Investment Allowances  Value    Balance   Investment  Balance   Value   Investment  Income
              --------- ---------- ---------- -------- ---------  ---------- --------- -------- ---------- --------
                                                         (In millions)
December 31,
  2012:
Commercial...   $  76     $  76      $  11      $ 65     $  --      $  --      $  76    $  65     $  67      $  2
Agricultural.      --        --         --        --        --         --         --       --        --        --
                -----     -----      -----      ----     -----      -----      -----    -----     -----      ----
 Total          $  76     $  76      $  11      $ 65     $  --      $  --      $  76    $  65     $  67      $  2
                =====     =====      =====      ====     =====      =====      =====    =====     =====      ====
December 31,
  2011:
Commercial...   $  23     $  23      $  15      $  8     $  15      $  15      $  38    $  23     $  29      $  2
Agricultural.      --        --         --        --        --         --         --       --         4        --
                -----     -----      -----      ----     -----      -----      -----    -----     -----      ----
 Total          $  23     $  23      $  15      $  8     $  15      $  15      $  38    $  23     $  33      $  2
                =====     =====      =====      ====     =====      =====      =====    =====     =====      ====

  Unpaid principal balance is generally prior to any charge-offs. Interest income recognized is primarily cash basis income. The average recorded investment for commercial and agricultural mortgage loans was $45 million and $13 million, respectively, for the year ended December 31, 2010; and interest income recognized for commercial and agricultural mortgage loans was $2 million and $0, respectively, for the year ended December 31, 2010.

  Mortgage Loans Modified in a Troubled Debt Restructuring

  For a small portion of the mortgage loan portfolio, classified as troubled debt restructurings, concessions are granted related to borrowers experiencing financial difficulties. Generally, the types of concessions include: reduction of the contractual interest rate, extension of the maturity date at an interest rate lower than current market interest rates, and/or a reduction of accrued interest. The amount, timing and extent of the concession granted is considered in determining any impairment or changes in the specific valuation allowance recorded with the restructuring. Through the continuous monitoring process, a specific valuation allowance may have been recorded prior to the quarter when the mortgage loan is modified in a troubled debt restructuring. Accordingly, the carrying value (after specific valuation allowance) before and after modification through a troubled debt restructuring may not change significantly, or may increase if the expected recovery is higher than the pre-modification recovery assessment.

  The Company had one commercial mortgage loan modified during the year ended December 31, 2012 in a troubled debt restructuring which had a carrying value after specific valuation allowance of $53 million pre-modification and $48 million post-modification. The Company had one commercial mortgage loan modified during the year ended December 31, 2011 in a troubled debt restructuring which had a carrying value after specific valuation allowance of $15 million pre-modification and $15 million post-modification. There were no agricultural mortgage loans modified as a troubled debt restructuring during the years ended December 31, 2012 and 2011.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


  There were no mortgage loans modified in a troubled debt restructuring with a subsequent payment default at December 31, 2012 and 2011. Payment default is determined in the same manner as delinquency status -- when interest and principal payments are past due.

Other Invested Assets

  Other invested assets is comprised primarily of freestanding derivatives with positive estimated fair values (see Note 8), loans to affiliates (see "-- Related Party Investment Transactions) and leveraged leases.

 Leveraged Leases

  Investment in leveraged leases, included in other invested assets, consisted of the following:

                                                  December 31,
                                                ----------------
                                                  2012     2011
                                                -------  -------
                                                  (In millions)
               Rental receivables, net......... $    92  $    92
               Estimated residual values.......      14       14
                                                -------  -------
                Subtotal.......................     106      106
               Unearned income.................     (37)     (42)
                                                -------  -------
                Investment in leveraged leases. $    69  $    64
                                                =======  =======

  Rental receivables are generally due in periodic installments. The payment periods range from three to 20 years. For rental receivables, the primary credit quality indicator is whether the rental receivable is performing or non-performing, which is assessed monthly. The Company generally defines non-performing rental receivables as those that are 90 days or more past due. At December 31, 2012 and 2011, all rental receivables were performing.

  The deferred income tax liability related to leveraged leases was $53 million and $35 million at December 31, 2012 and 2011, respectively.

  The components of income from investment in leveraged leases, excluding net investment gains (losses) were as follows:

                                                                            Years Ended December 31,
                                                                        ---------------------------------
                                                                           2012        2011        2010
                                                                        ---------  ------------- --------
                                                                                   (In millions)
Income from investment in leveraged leases............................. $       5    $       8   $     --
Less: Income tax expense on leveraged leases...........................        (2)          (3)        --
                                                                        ---------    ---------   --------
Investment income after income tax from investment in leveraged leases. $       3    $       5   $     --
                                                                        =========    =========   ========

 Cash Equivalents

  The carrying value of cash equivalents, which includes securities and other investments with an original or remaining maturity of three months or less at the time of purchase, was $654 million and $583 million at December 31, 2012 and 2011, respectively.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


 Net Unrealized Investment Gains (Losses)

  The components of net unrealized investment gains (losses), included in AOCI, were as follows:

                                                                               Years Ended December 31,
                                                                           --------------------------------
                                                                              2012        2011        2010
                                                                           ---------  ------------- -------
                                                                                      (In millions)
Fixed maturity securities................................................. $   5,019    $   3,690   $   878
Fixed maturity securities with noncredit OTTI losses in accumulated other
  comprehensive income (loss).............................................       (64)        (125)      (86)
                                                                           ---------    ---------   -------
   Total fixed maturity securities........................................     4,955        3,565       792
Equity securities.........................................................        12          (41)      (21)
Derivatives...............................................................       243          239      (109)
Short-term investments....................................................        (2)          (2)       (2)
Other.....................................................................       (17)          (5)       (3)
                                                                           ---------    ---------   -------
   Subtotal...............................................................     5,191        3,756       657
                                                                           ---------    ---------   -------
Amounts allocated from:
 Insurance liability loss recognition.....................................      (739)        (325)      (33)
 DAC and VOBA related to noncredit OTTI losses recognized in
   accumulated other comprehensive income (loss)..........................         4            9         5
 DAC and VOBA.............................................................      (671)        (509)     (119)
                                                                           ---------    ---------   -------
   Subtotal...............................................................    (1,406)        (825)     (147)
Deferred income tax benefit (expense) related to noncredit OTTI losses
  recognized in accumulated other comprehensive income (loss).............        22           42        30
Deferred income tax benefit (expense).....................................    (1,358)      (1,063)     (198)
                                                                           ---------    ---------   -------
Net unrealized investment gains (losses).................................. $   2,449    $   1,910   $   342
                                                                           =========    =========   =======

  The changes in fixed maturity securities with noncredit OTTI losses included in AOCI were as follows:

                                                       Years Ended December 31,
                                                       -----------------------
                                                          2012         2011
                                                        ---------   ---------
                                                           (In millions)

    Balance, January 1,............................... $    (125)   $     (86)
    Noncredit OTTI losses recognized (1)..............        (3)           5
    Securities sold with previous noncredit OTTI loss.        35           26
    Subsequent changes in estimated fair value........        29          (70)
                                                        ---------   ---------
    Balance, December 31,............................. $     (64)   $    (125)
                                                        =========   =========

--------
(1)Noncredit OTTI losses recognized, net of DAC, were $5 million and $8 million for the years ended December 31, 2012 and 2011, respectively.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


   The changes in net unrealized investment gains (losses) were as follows:

                                                                           Years Ended December 31,
                                                                          -------------------------
                                                                            2012     2011     2010
                                                                          -------  -------  -------
                                                                                (In millions)

Balance, beginning of period............................................. $ 1,910  $   342  $  (680)
Cumulative effect of change in accounting principles, net of income tax..      --       --       34
Fixed maturity securities on which noncredit OTTI losses have been
  recognized.............................................................      61      (39)      39
Unrealized investment gains (losses) during the year.....................   1,374    3,138    1,778
Unrealized investment gains (losses) relating to:
 Insurance liability gain (loss) recognition.............................    (414)    (292)     (33)
 DAC and VOBA related to noncredit OTTI losses recognized in accumulated
   other comprehensive income (loss).....................................      (5)       4       (7)
 DAC and VOBA............................................................    (162)    (390)    (265)
Deferred income tax benefit (expense) related to noncredit OTTI losses
  recognized in accumulated other comprehensive income (loss)............     (20)      12      (11)
Deferred income tax benefit (expense)....................................    (295)    (865)    (513)
                                                                          -------  -------  -------
Balance, end of period................................................... $ 2,449  $ 1,910  $   342
                                                                          =======  =======  =======
Change in net unrealized investment gains (losses)....................... $   539  $ 1,568  $ 1,022
                                                                          =======  =======  =======

 Concentrations of Credit Risk

  There were no investments in any counterparty that were greater than 10% of the Company's stockholders' equity, other than the U.S. government and its agencies, at December 31, 2012 and 2011.

 Securities Lending

  As described in Note 1, the Company participates in a securities lending program. Elements of the securities lending program are presented below at:

                                                             December 31,
                                                           -----------------
                                                             2012     2011
                                                           -------- --------
                                                             (In millions)
   Securities on loan: (1)
    Amortized cost........................................ $  6,154 $  5,307
    Estimated fair value.................................. $  7,339 $  6,451
   Cash collateral on deposit from counterparties (2)..... $  7,502 $  6,456
   Security collateral on deposit from counterparties (3). $     51 $    137
   Reinvestment portfolio -- estimated fair value......... $  7,533 $  6,295

--------
(1)Included within fixed maturity securities, equity securities and short-term investments.

(2)Included within payables for collateral under securities loaned and other transactions.

(3)Security collateral on deposit from counterparties may not be sold or repledged, unless the counterparty is in default, and is not reflected in the consolidated financial statements.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


  Invested Assets on Deposit and Pledged as Collateral

  Invested assets on deposit and pledged as collateral are presented below at estimated fair value for cash and cash equivalents, short-term investments and fixed maturity securities and at carrying value for mortgage loans.

                                                                December 31,
                                                              -----------------
                                                                2012     2011
                                                              -------- --------
                                                                (In millions)

 Invested assets on deposit (regulatory deposits)............ $     58 $     51
 Invested assets pledged as collateral (1)...................    1,569      897
                                                              -------- --------
  Total invested assets on deposit and pledged as collateral. $  1,627 $    948
                                                              ======== ========

--------

(1)The Company has pledged fixed maturity securities, mortgage loans and cash and cash equivalents in connection with various agreements and transactions, including funding agreements (see Note 4), and derivative transactions (see
   Note 8).

 Purchased Credit Impaired Investments

  Investments acquired with evidence of credit quality deterioration since origination and for which it is probable at the acquisition date that the Company will be unable to collect all contractually required payments are classified as purchased credit impaired ("PCI") investments. For each investment, the excess of the cash flows expected to be collected as of the acquisition date over its acquisition-date fair value is referred to as the accretable yield and is recognized as net investment income on an effective yield basis. If subsequently, based on current information and events, it is probable that there is a significant increase in cash flows previously expected to be collected or if actual cash flows are significantly greater than cash flows previously expected to be collected, the accretable yield is adjusted prospectively. The excess of the contractually required payments (including interest) as of the acquisition date over the cash flows expected to be collected as of the acquisition date is referred to as the nonaccretable difference, and this amount is not expected to be realized as net investment income. Decreases in cash flows expected to be collected can result in OTTI.

  The Company's PCI fixed maturity securities were as follows at:

                                                         December 31,
                                                       -----------------
                                                         2012     2011
                                                       -------- --------
                                                         (In millions)

       Outstanding principal and interest balance (1). $    560 $    560
       Carrying value (2)............................. $    459 $    418

--------

(1)Represents the contractually required payments, which is the sum of contractual principal, whether or not currently due, and accrued interest.

(2)Estimated fair value plus accrued interest.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


  The following table presents information about PCI fixed maturity securities acquired during the periods indicated:

                                                             December 31,
                                                             -------------
                                                             2012   2011
                                                             -----  -----
                                                             (In millions)

       Contractually required payments (including interest). $ 172  $ 882
       Cash flows expected to be collected (1).............. $  88  $ 761
       Fair value of investments acquired................... $  55  $ 449

--------

(1)Represents undiscounted principal and interest cash flow expectations at the date of acquisition.

  The following table presents activity for the accretable yield on PCI fixed maturity securities for:

                                                            December 31,
                                                            ------------
                                                             2012   2011
                                                            -----  -----
                                                            (In millions)

       Accretable yield, January 1,........................ $ 320  $   5
       Investments purchased...............................    33    312
       Accretion recognized in earnings....................   (18)    (9)
       Disposals...........................................    (4)    --
       Reclassification (to) from nonaccretable difference.   (22)    12
                                                            -----  -----
       Accretable yield, December 31,...................... $ 309  $ 320
                                                            =====  =====

Collectively Significant Equity Method Investments

  The Company holds investments in real estate joint ventures, real estate funds and other limited partnership interests consisting of leveraged buy-out funds, hedge funds, private equity funds, joint ventures and other funds. The portion of these investments accounted for under the equity method had a carrying value of $2.3 billion at December 31, 2012. The Company's maximum exposure to loss related to these equity method investments is limited to the carrying value of these investments plus unfunded commitments of $870 million at December 31, 2012. Except for certain real estate joint ventures, the Company's investments in real estate funds and other limited partnership interests are generally of a passive nature in that the Company does not participate in the management of the entities.

  As described in Note 1, the Company generally records its share of earnings in its equity method investments using a three-month lag methodology and within net investment income. Aggregate net investment income from these equity method investments exceeded 10% of the Company's consolidated pre-tax income (loss) from continuing operations. This aggregated summarized financial data does not represent the Company's proportionate share of the assets, liabilities, or earnings of such entities.

  The aggregated summarized financial data presented below reflects the latest available financial information and is as of, and for, the years ended December 31, 2012, 2011 and 2010. Aggregate total assets of these entities totaled $178.3 billion and $173.1 billion at December 31, 2012 and 2011, respectively. Aggregate total liabilities of these entities totaled $12.4 billion and $13.7 billion at December 31, 2012 and 2011, respectively. Aggregate net income (loss) of these entities totaled $13.1 billion, $7.1 billion and $14.0 billion for the years ended

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

December 31, 2012, 2011 and 2010, respectively. Aggregate net income (loss) from the underlying entities in which the Company invests is primarily comprised of investment income, including recurring investment income and realized and unrealized investment gains (losses).

Variable Interest Entities

  The Company has invested in certain structured transactions that are VIEs. In certain instances, the Company holds both the power to direct the most significant activities of the entity, as well as an economic interest in the entity and, as such, is deemed to be the primary beneficiary or consolidator of the entity.

  The determination of the VIE's primary beneficiary requires an evaluation of the contractual and implied rights and obligations associated with each party's relationship with or involvement in the entity, an estimate of the entity's expected losses and expected residual returns and the allocation of such estimates to each party involved in the entity. The Company generally uses a qualitative approach to determine whether it is the primary beneficiary. However, for VIEs that are investment companies or apply measurement principles consistent with those utilized by investment companies, the primary beneficiary is based on a risks and rewards model and is defined as the entity that will absorb a majority of a VIE's expected losses, receive a majority of a VIE's expected residual returns if no single entity absorbs a majority of expected losses, or both. The Company reassesses its involvement with VIEs on a quarterly basis. The use of different methodologies, assumptions and inputs in the determination of the primary beneficiary could have a material effect on the amounts presented within the consolidated financial statements.

 Consolidated VIEs

  The following table presents the total assets and total liabilities relating to VIEs for which the Company has concluded that it is the primary beneficiary and which are consolidated at December 31, 2012 and 2011. Creditors or beneficial interest holders of VIEs where the Company is the primary beneficiary have no recourse to the general credit of the Company, as the Company's obligation to the VIEs is limited to the amount of its committed investment.

                                                                   December 31,
                                                                 -----------------
                                                                   2012     2011
                                                                 -------- --------
                                                                   (In millions)
CSEs: (1)
Assets:
 Mortgage loans held-for-investment (commercial mortgage loans). $  2,666 $  3,138
 Accrued investment income......................................       13       14
                                                                 -------- --------
   Total assets................................................. $  2,679 $  3,152
                                                                 ======== ========
Liabilities:
 Long-term debt................................................. $  2,559 $  3,065
 Other liabilities..............................................       13       14
                                                                 -------- --------
   Total liabilities............................................ $  2,572 $  3,079
                                                                 ======== ========

--------
(1)The Company consolidates former QSPEs that are structured as CMBS. The assets of these entities can only be used to settle their respective liabilities, and under no circumstances is the Company liable for any principal or interest shortfalls should any arise. The Company's exposure was limited to that of its

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

   remaining investment in the former QSPEs of $92 million and $59 million at estimated fair value at December 31, 2012 and 2011, respectively. The long-term debt bears interest primarily at fixed rates ranging from 2.25% to 5.57%, payable primarily on a monthly basis. Interest expense related to these obligations, included in other expenses, was $163 million, $322 million and $402 million for the years ended December 31, 2012, 2011 and 2010, respectively.

 Unconsolidated VIEs

  The carrying amount and maximum exposure to loss relating to VIEs in which the Company holds a significant variable interest but is not the primary beneficiary and which have not been consolidated were as follows at:

                                                                 December 31,
                                                 ---------------------------------------------
                                                          2012                   2011
                                                 ---------------------- ----------------------
                                                             Maximum                Maximum
                                                 Carrying   Exposure    Carrying   Exposure
                                                   Amount   to Loss (1)   Amount   to Loss (1)
                                                 -------- ------------- -------- -------------
                                                                 (In millions)
Fixed maturity securities AFS:
 Structured securities (RMBS, CMBS and ABS) (2). $ 10,347   $ 10,347    $ 10,599   $ 10,599
 U.S. and foreign corporate.....................      651        651         658        658
Other limited partnership interests.............    1,408      1,930       1,302      1,982
Real estate joint ventures......................       71         74          22         26
                                                 --------   --------    --------   --------
 Total.......................................... $ 12,477   $ 13,002    $ 12,581   $ 13,265
                                                 ========   ========    ========   ========

--------
(1)The maximum exposure to loss relating to fixed maturity securities is equal to their carrying amounts or the carrying amounts of retained interests. The maximum exposure to loss relating to other limited partnership interests and real estate joint ventures is equal to the carrying amounts plus any unfunded commitments of the Company. Such a maximum loss would be expected to occur only upon bankruptcy of the issuer or investee.

(2)For these variable interests, the Company's involvement is limited to that of a passive investor.

  As described in Note 15, the Company makes commitments to fund partnership investments in the normal course of business. Excluding these commitments, the Company did not provide financial or other support to investees designated as VIEs during the years ended December 31, 2012, 2011 and 2010.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


  Net Investment Income

   The components of net investment income were as follows:

                                                                                 Years Ended December 31,
                                                                                ----------------------------------
                                                                                  2012        2011        2010
                                                                                 -------     -------     -------
                                                                                      (In millions)
Investment income:
Fixed maturity securities...................................................... $ 2,143     $ 2,147     $ 2,120
Equity securities..............................................................       9          10          16
FVO securities -- FVO general account securities (1)...........................       2           1          --
Mortgage loans.................................................................     357         347         301
Policy loans...................................................................      59          63          67
Real estate and real estate joint ventures.....................................      83          24         (24)
Other limited partnership interests............................................     167         176         190
Cash, cash equivalents and short-term investments..............................       5           5           9
International joint ventures...................................................      (2)         (5)        (10)
Other..........................................................................      (4)          3           3
                                                                                 -------     -------     -------
   Subtotal..................................................................     2,819       2,771       2,672
 Less: Investment expenses....................................................      101         100          97
                                                                                 -------     -------     -------
   Subtotal, net.............................................................     2,718       2,671       2,575
                                                                                 -------     -------     -------
FVO securities -- FVO contractholder-directed unit-linked investments (1)......      62          71         167
FVO CSEs -- interest income:
 Commercial mortgage loans....................................................      172         332         411
                                                                                 -------     -------     -------
   Subtotal..................................................................       234         403         578
                                                                                 -------     -------     -------
   Net investment income.....................................................   $ 2,952     $ 3,074     $ 3,153
                                                                                 =======     =======     =======
--------

(1)Changes in estimated fair value subsequent to purchase for securities still held as of the end of the respective years included in net investment income were:

                                                                                 Years Ended December 31,
                                                                                ----------------------------------
                                                                                  2012        2011        2010
                                                                                 -------     -------     -------
                                                                                      (In millions)
   FVO general account securities.............................................. $    --     $     2     $    --
   FVO contractholder-directed unit-linked investments......................... $    --     $   (11)    $   121

  See "-- Variable Interest Entities" for discussion of CSEs.

  See "-- Related Party Investment Transactions" for discussion of affiliated net investment income and investment expenses.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


Net Investment Gains (Losses)

 Components of Net Investment Gains (Losses)

  The components of net investment gains (losses) were as follows:

                                                                           Years Ended December 31,
                                                                           -----------------------
                                                                             2012     2011    2010
                                                                           ------   ------  ------
                                                                               (In millions)
Total gains (losses) on fixed maturity securities:
 Total OTTI losses recognized -- by sector and industry:
   U.S. and foreign corporate securities -- by industry:
     Transportation....................................................... $  (16)  $  --   $  --
     Finance..............................................................     (7)     (9)     (7)
     Utility..............................................................     (3)     --      (2)
     Communications.......................................................     (2)    (11)     (4)
     Industrial...........................................................     (1)     (2)     --
     Consumer.............................................................     --      --     (10)
                                                                           ------   -----   -----
       Total U.S. and foreign corporate securities........................    (29)    (22)    (23)
     RMBS.................................................................    (20)    (17)    (18)
     ABS..................................................................     --      (5)     (1)
     CMBS.................................................................     --      (3)     (8)
                                                                           ------   -----   -----
 OTTI losses on fixed maturity securities recognized in earnings..........    (49)    (47)    (50)
 Fixed maturity securities -- net gains (losses) on sales and disposals...    145      81     123
                                                                           ------   -----   -----
   Total gains (losses) on fixed maturity securities......................     96      34      73
                                                                           ------   -----   -----
Total gains (losses) on equity securities:
 Total OTTI losses recognized -- by sector:
   Common.................................................................     (9)     (2)     (2)
   Non-redeemable preferred...............................................     --      (6)     --
                                                                           ------   -----   -----
 OTTI losses on equity securities recognized in earnings..................     (9)     (8)     (2)
 Equity securities -- net gains (losses) on sales and disposals...........      5     (13)     30
                                                                           ------   -----   -----
   Total gains (losses) on equity securities..............................     (4)    (21)     28
                                                                           ------   -----   -----
 FVO securities -- FVO general account securities -- changes in estimated
   fair value subsequent to consolidation.................................      1      --      --
 Mortgage loans...........................................................     27      26     (18)
 Real estate and real estate joint ventures...............................     (3)     (1)    (21)
 Other limited partnership interests......................................     (2)     (5)    (13)
 Other investment portfolio gains (losses)................................      3      (9)     10
                                                                           ------   -----   -----
     Subtotal -- investment portfolio gains (losses)......................    118      24      59
                                                                           ------   -----   -----
FVO CSEs -- changes in estimated fair value subsequent to consolidation:
   Commercial mortgage loans..............................................      7     (84)    758
   Long-term debt -- related to commercial mortgage loans.................     27      93    (734)
Non-investment portfolio gains (losses)...................................     --       2      67
                                                                           ------   -----   -----
     Subtotal FVO CSEs and non-investment portfolio gains (losses)........     34      11      91
                                                                           ------   -----   -----
       Total net investment gains (losses)................................ $  152   $  35   $ 150
                                                                           ======   =====   =====

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


  See "-- Variable Interest Entities" for discussion of CSEs.

  See "-- Related Party Investment Transactions" for discussion of affiliated net investment gains (losses) related to transfers of invested assets to affiliates.

  Gains (losses) from foreign currency transactions included within net investment gains (losses) were $2 million, $(7) million and $78 million for the years ended December 31, 2012, 2011 and 2010, respectively.

 Sales or Disposals and Impairments of Fixed Maturity and Equity Securities

  Proceeds from sales or disposals of fixed maturity and equity securities and the components of fixed maturity and equity securities net investment gains (losses) are as shown in the table below. Investment gains and losses on sales of securities are determined on a specific identification basis.

                                                             Years Ended December 31,
                                   ----------------------------------------------------------------------------
                                     2012     2011      2010     2012  2011   2010    2012     2011      2010
                                   -------  --------  --------  ----- -----  -----  -------  --------  --------
                                    Fixed Maturity Securities    Equity Securities             Total
                                   ---------------------------  ------------------  ---------------------------
                                                                   (In millions)
Proceeds.......................... $ 6,690  $ 11,634  $ 12,434  $ 39  $ 190  $ 109  $ 6,729  $ 11,824  $ 12,543
                                   =======  ========  ========  ====  =====  =====  =======  ========  ========
Gross investment gains............ $   186  $    182  $    244  $  9  $   9  $  31  $   195  $    191  $    275
                                   -------  --------  --------  ----  -----  -----  -------  --------  --------
Gross investment losses...........     (41)     (101)     (121)   (4)   (22)    (1)     (45)     (123)     (122)
                                   -------  --------  --------  ----  -----  -----  -------  --------  --------
Total OTTI losses recognized in
 earnings:
  Credit-related..................     (42)      (38)      (47)   --     --     --      (42)      (38)      (47)
  Other (1).......................      (7)       (9)       (3)   (9)    (8)    (2)     (16)      (17)       (5)
                                   -------  --------  --------  ----  -----  -----  -------  --------  --------
   Total OTTI losses recognized
    in earnings...................     (49)      (47)      (50)   (9)    (8)    (2)     (58)      (55)      (52)
                                   -------  --------  --------  ----  -----  -----  -------  --------  --------
    Net investment gains
     (losses)..................... $    96  $     34  $     73  $ (4) $ (21) $  28  $    92  $     13  $    101
                                   =======  ========  ========  ====  =====  =====  =======  ========  ========

--------
(1)Other OTTI losses recognized in earnings include impairments on (i) equity securities, (ii) perpetual hybrid securities classified within fixed maturity securities where the primary reason for the impairment was the severity and/or the duration of an unrealized loss position and (iii) fixed maturity securities where there is an intent to sell or it is more likely than not that the Company will be required to sell the security before recovery of the decline in estimated fair value.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


 Credit Loss Rollforward

  The table below presents a rollforward of the cumulative credit loss component of OTTI loss recognized in earnings on fixed maturity securities still held for which a portion of the OTTI loss was recognized in OCI:

                                                                                   Years Ended December 31,
                                                                                  ------------------------
                                                                                    2012         2011
                                                                                   --------     --------
                                                                                     (In millions)
Balance, at January 1,........................................................... $     55     $     63
Additions:
 Initial impairments -- credit loss OTTI recognized on securities not previously
   impaired......................................................................        6            6
 Additional impairments -- credit loss OTTI recognized on securities previously
   impaired......................................................................       15           17
 Reductions:
 Sales (maturities, pay downs or prepayments) during the period of securities
   previously impaired as credit loss OTTI.......................................      (17)          (7)
 Securities impaired to net present value of expected future cash flows..........       --          (22)
 Increases in cash flows -- accretion of previous credit loss OTTI...............       --           (2)
                                                                                   --------     --------
Balance, at December 31,......................................................... $     59     $     55
                                                                                   ========     ========

  Related Party Investment Transactions

  In the normal course of business, the Company transfers invested assets, primarily consisting of fixed maturity securities, to and from affiliates. Invested assets transferred to and from affiliates were as follows:

                                                                     Years Ended December 31,
                                                                     ------------------------
                                                                     2012    2011     2010
                                                                      -----   -----   ------
                                                                       (In millions)
Estimated fair value of invested assets transferred to affiliates... $  --   $  --   $  582
Amortized cost of invested assets transferred to affiliates......... $  --   $  --   $  533
Net investment gains (losses) recognized on transfers............... $  --   $  --   $   49
Estimated fair value of invested assets transferred from affiliates. $  --   $  33   $   46

  The Company loaned $310 million to wholly-owned real estate subsidiaries of an affiliate, MLIC, which are included in mortgage loans. The carrying value of these loans was $306 million and $307 million at December 31, 2012, and 2011, respectively. A loan of $110 million bears interest at one-month London Inter-Bank Offered Rate ("LIBOR") + 1.95% with quarterly interest only payments of $1 million through January 2015, when the principal balance is due. A loan of $140 million bears interest at 7.26% due in quarterly principal and interest payments of $3 million through January 2020, when the principal balance is due. The remaining $60 million bears interest at 7.01% with quarterly interest only payments of $1 million through January 2020, when the principal balance is due. The loans to affiliates are secured by interests in the real estate subsidiaries, which own operating real estate with a fair value in excess of the loans. Net investment income from these loans was $17 million for the year ended December 31, 2012 and $14 million for both the years ended December 31, 2011 and 2010.

  The Company has affiliated loans outstanding, which are included in other invested assets, totaling $430 million at both December 31, 2012 and 2011. At December 31, 2011, the loans were outstanding with Exeter, an

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

affiliate. During 2012, MetLife assumed this affiliated debt from Exeter. The loans of $305 million, issued by MetLife Insurance Company of Connecticut, and $125 million, issued by MLI-USA, are due on July 15, 2021 and December 16, 2021, respectively, and bear interest, payable semi-annually, at 5.64% and 5.86%, respectively. Net investment income from these loans was $25 million and $8 million for the years ended December 31, 2012 and 2011, respectively.

  The Company receives investment administrative services from an affiliate. The related investment administrative service charges were $68 million, $67 million and $56 million for the years ended December 31, 2012, 2011 and 2010, respectively. The Company also had additional affiliated net investment income of less than $1 million for both years ended December 31, 2012 and 2011 and ($2) million for the year ended December 31, 2010.

8. Derivatives

Accounting for Derivatives

  See Note 1 for a description of the Company's accounting policies for derivatives and Note 9 for information about the fair value hierarchy for derivatives.

Derivative Strategies

  The Company is exposed to various risks relating to its ongoing business operations, including interest rate, foreign currency exchange rate, credit and equity market. The Company uses a variety of strategies to manage these risks, including the use of derivatives.

  Derivatives are financial instruments whose values are derived from interest rates, foreign currency exchange rates, credit spreads and/or other financial indices. Derivatives may be exchange-traded or contracted in the over-the-counter ("OTC") market. The types of derivatives the Company uses include swaps, forwards, futures and option contracts. To a lesser extent, the Company uses credit default swaps to synthetically replicate investment risks and returns which are not readily available in the cash market. The Company also purchases certain securities, issues certain insurance policies and investment contracts and engages in certain reinsurance agreements that have embedded derivatives.

 Interest Rate Derivatives

  The Company uses a variety of interest rate derivatives to reduce its exposure to changes in interest rates, including interest rate swaps, caps, floors, futures and forwards.

  Interest rate swaps are used by the Company primarily to reduce market risks from changes in interest rates and to alter interest rate exposure arising from mismatches between assets and liabilities (duration mismatches). In an interest rate swap, the Company agrees with another party to exchange, at specified intervals, the difference between fixed rate and floating rate interest amounts as calculated by reference to an agreed notional amount. The Company utilizes interest rate swaps in fair value, cash flow and non-qualifying hedging relationships.

  The Company purchases interest rate caps and floors primarily to protect its floating rate liabilities against rises in interest rates above a specified level, and against interest rate exposure arising from mismatches between assets and liabilities, as well as to protect its minimum rate guarantee liabilities against declines in interest rates

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

below a specified level, respectively. In certain instances, the Company locks in the economic impact of existing purchased caps and floors by entering into offsetting written caps and floors. The Company utilizes interest rate caps and floors in non-qualifying hedging relationships.

  In exchange-traded interest rate (Treasury and swap) futures transactions, the Company agrees to purchase or sell a specified number of contracts, the value of which is determined by the different classes of interest rate securities, and to post variation margin on a daily basis in an amount equal to the difference in the daily market values of those contracts. The Company enters into exchange-traded futures with regulated futures commission merchants that are members of the exchange. Exchange-traded interest rate (Treasury and swap) futures are used primarily to hedge mismatches between the duration of assets in a portfolio and the duration of liabilities supported by those assets, to hedge against changes in value of securities the Company owns or anticipates acquiring and to hedge against changes in interest rates on anticipated liability issuances by replicating Treasury or swap curve performance. The Company utilizes exchange-traded interest rate futures in non-qualifying hedging relationships.

  Inflation swaps are used as an economic hedge to reduce inflation risk generated from inflation-indexed liabilities. Inflation swaps are included in interest rate swaps. The Company utilizes inflation swaps in non-qualifying hedging relationships.

  The Company enters into interest rate forwards to buy and sell securities. The price is agreed upon at the time of the contract and payment for such a contract is made at a specified future date. The Company utilizes interest rate forwards in cash flow and non-qualifying hedging relationships.

 Foreign Currency Exchange Rate Derivatives

  The Company uses foreign currency swaps to reduce the risk from fluctuations in foreign currency exchange rates associated with its assets and liabilities denominated in foreign currencies. In a foreign currency swap transaction, the Company agrees with another party to exchange, at specified intervals, the difference between one currency and another at a fixed exchange rate, generally set at inception, calculated by reference to an agreed upon notional amount. The notional amount of each currency is exchanged at the inception and termination of the currency swap by each party. The Company utilizes foreign currency swaps in fair value, cash flow and non-qualifying hedging relationships.

  To a lesser extent, the Company uses foreign currency forwards in non-qualifying hedging relationships.

 Credit Derivatives

  Credit derivatives primarily include credit default swaps that are used by the Company to hedge against credit-related changes in the value of its investments. In a credit default swap transaction, the Company agrees with another party to pay, at specified intervals, a premium to hedge credit risk. If a credit event occurs, as defined by the contract, the contract may be cash settled or it may be settled gross by the delivery of par quantities of the referenced investment equal to the specified swap notional in exchange for the payment of cash amounts by the counterparty equal to the par value of the investment surrendered. Credit events vary by type of issuer but typically include bankruptcy, failure to pay debt obligations, repudiation, moratorium, or involuntary restructuring. In each case, payout on a credit default swap is triggered only after the Credit Derivatives Determinations Committee of the International Swaps and Derivatives Association, Inc. deems that a credit event has occurred. The Company utilizes credit default swaps in non-qualifying hedging relationships.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


  Credit default swaps are also used to synthetically create credit investments that are either more expensive to acquire or otherwise unavailable in the cash markets. These transactions are a combination of a derivative and one or more cash instruments, such as U.S. Treasury securities, agency securities or other fixed maturity securities. These credit default swaps are not designated as hedging instruments.

  To a lesser extent, the Company uses credit forwards to lock in the price to be paid for forward purchases of certain securities.

 Equity Derivatives

  The Company uses a variety of equity derivatives to reduce its exposure to equity market risk, including equity index options, variance swaps and exchange-traded equity futures.

  Equity index options are used by the Company primarily to hedge minimum guarantees embedded in certain variable annuity products offered by the Company. To hedge against adverse changes in equity indices, the Company enters into contracts to sell the equity index within a limited time at a contracted price. The contracts will be net settled in cash based on differentials in the indices at the time of exercise and the strike price. In certain instances, the Company may enter into a combination of transactions to hedge adverse changes in equity indices within a pre-determined range through the purchase and sale of options. The Company utilizes equity index options in non-qualifying hedging relationships.

  Equity variance swaps are used by the Company primarily to hedge minimum guarantees embedded in certain variable annuity products offered by the Company. In an equity variance swap, the Company agrees with another party to exchange amounts in the future, based on changes in equity volatility over a defined period. The Company utilizes equity variance swaps in non-qualifying hedging relationships.

  In exchange-traded equity futures transactions, the Company agrees to purchase or sell a specified number of contracts, the value of which is determined by the different classes of equity securities, and to post variation margin on a daily basis in an amount equal to the difference in the daily market values of those contracts. The Company enters into exchange-traded futures with regulated futures commission merchants that are members of the exchange. Exchange-traded equity futures are used primarily to hedge liabilities embedded in certain variable annuity products offered by the Company. The Company utilizes exchange-traded equity futures in non-qualifying hedging relationships.

  To a lesser extent, the Company also uses total rate of return swaps ("TRRs") to hedge its equity market guarantees in certain of its insurance products.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


Primary Risks Managed by Derivatives

  The following table presents the gross notional amount, estimated fair value and primary underlying risk exposure of the Company's derivatives, excluding embedded derivatives, held at:

                                                                                  December 31,
                                                           -----------------------------------------------------------
                                                                       2012                           2011
                                                           -----------------------------  -----------------------------
                                                                     Estimated Fair Value           Estimated Fair Value
                                                           Notional --------------------  Notional --------------------
                         Primary Underlying Risk Exposure   Amount   Assets   Liabilities  Amount   Assets   Liabilities
                          -------------------------------- -------- -------  ------------ -------- -------  ------------
                                                                                  (In millions)
Derivatives Designated as Hedging Instruments
Fair value hedges:
  Interest rate swaps..... Interest rate.................. $    538 $    28     $   9     $    311 $    35     $   6
  Foreign currency swaps.. Foreign currency exchange rate.      122      --        14          598     188        19
                                                           -------- -------     -----     -------- -------     -----
   Subtotal...............                                      660      28        23          909     223        25
                                                           -------- -------     -----     -------- -------     -----
Cash flow hedges:
  Interest rate swaps..... Interest rate..................      658      99        --          355      96        --
  Interest rate forwards.. Interest rate..................      410      81        --          620     128        --
  Foreign currency swaps.. Foreign currency exchange rate.      524      16        14          445      31        12
                                                           -------- -------     -----     -------- -------     -----
   Subtotal...............                                    1,592     196        14        1,420     255        12
                                                           -------- -------     -----     -------- -------     -----
    Total qualifying
     hedges...............                                    2,252     224        37        2,329     478        37
                                                           -------- -------     -----     -------- -------     -----
Derivatives Not Designated or Not Qualifying as Hedging
 Instruments
Interest rate swaps....... Interest rate..................   16,869   1,254       513       12,408   1,287       421
Interest rate floors...... Interest rate..................   15,136     318       274        7,986     330       152
Interest rate caps........ Interest rate..................    9,031      11        --       10,133      19        --
Interest rate futures..... Interest rate..................    2,771      --         7        3,766      10         1
Foreign currency swaps.... Foreign currency
                            exchange rate.................      811      60        35          749      78        31
Foreign currency forwards. Foreign currency
                            exchange rate.................      139      --         4          149       9        --
Credit default swaps...... Credit.........................    2,618      23         3        2,426      18        28
Equity futures............ Equity market..................    1,075      --        27        1,007       4        --
Equity options............ Equity market..................    2,845     469         1        2,111     482        --
Variance swaps............ Equity market..................    2,346      11        62        2,430      51         8
TRRs...................... Equity market..................      300      --         7          129      --         2
                                                           -------- -------     -----     -------- -------     -----
  Total non-designated or non-qualifying derivatives....     53,941   2,146       933       43,294   2,288       643
                                                           -------- -------     -----     -------- -------     -----
   Total...............................................    $ 56,193 $ 2,370     $ 970     $ 45,623 $ 2,766     $ 680
                                                           ======== =======     =====     ======== =======     =====

  The estimated fair value of all derivatives in an asset position is reported within other invested assets in the consolidated balance sheets and the estimated fair value of all derivatives in a liability position is reported within other liabilities in the consolidated balance sheets.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


 Net Derivative Gains (Losses)

  The components of net derivative gains (losses) were as follows:

                                                  Years Ended December 31,
                                                 -------------------------
                                                   2012     2011     2010
                                                 -------  --------- ------
                                                       (In millions)
     Derivatives and hedging gains (losses) (1). $  (289) $     846 $  (74)
     Embedded derivatives.......................   1,269        273    132
                                                 -------  --------- ------
      Total net derivative gains (losses)....... $   980  $   1,119 $   58
                                                 =======  ========= ======

--------
(1)Includes foreign currency transaction gains (losses) on hedged items in cash flow and non-qualifying hedging relationships, which are not presented elsewhere in this note.

  The following table presents earned income on derivatives for the:

                                                       Years Ended December 31,
                                                       -----------------------
                                                         2012     2011   2010
                                                       -------   ------ -------
                                                            (In millions)
  Qualifying hedges:
   Net investment income.............................. $     2   $    2 $     2
   Interest credited to policyholder account balances.      18       41      37
  Non-qualifying hedges:
   Net derivative gains (losses)......................     127       83       6
   Policyholder benefits and claims...................      (6)      --      --
                                                       -------   ------ -------
     Total............................................ $   141   $  126 $    45
                                                       =======   ====== =======

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


 Non-Qualifying Derivatives and Derivatives for Purposes Other Than Hedging

  The following table presents the amount and location of gains (losses) recognized in income for derivatives that were not designated or qualifying as hedging instruments:

                                                  Net          Net     Policyholder
                                               Derivative   Investment Benefits and
                                             Gains (Losses) Income (1)  Claims (2)
                                             -------------- ---------- ------------
                                                         (In millions)
For the Year Ended December 31, 2012:
 Interest rate derivatives..................    $    (5)     $    --     $    --
 Foreign currency exchange rate derivatives.         (4)          --          --
 Credit derivatives.........................         30           --          --
 Equity derivatives.........................       (413)          (4)        (51)
                                                -------      -------     -------
   Total....................................    $  (392)     $    (4)    $   (51)
                                                =======      =======     =======
For the Year Ended December 31, 2011:
 Interest rate derivatives..................    $   701      $    --     $    --
 Foreign currency exchange rate derivatives.         27           --          --
 Credit derivatives.........................         --           --          --
 Equity derivatives.........................         45           (7)         (4)
                                                -------      -------     -------
   Total....................................    $   773      $    (7)    $    (4)
                                                =======      =======     =======
For the Year Ended December 31, 2010:
 Interest rate derivatives..................    $    38      $    --     $    --
 Foreign currency exchange rate derivatives.        (29)          --          --
 Credit derivatives.........................         --           --          --
 Equity derivatives.........................        (48)          (7)         --
                                                -------      -------     -------
   Total....................................    $   (39)     $    (7)    $    --
                                                =======      =======     =======

--------
(1)Changes in estimated fair value related to economic hedges of equity method investments in joint ventures.

(2)Changes in estimated fair value related to economic hedges of variable annuity guarantees included in future policy benefits.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


 Fair Value Hedges

  The Company designates and accounts for the following as fair value hedges when they have met the requirements of fair value hedging: (i) interest rate swaps to convert fixed rate assets and liabilities to floating rate assets and liabilities; and (ii) foreign currency swaps to hedge the foreign currency fair value exposure of foreign currency denominated liabilities.

  The Company recognizes gains and losses on derivatives and the related hedged items in fair value hedges within net derivative gains (losses). The following table presents the amount of such net derivative gains (losses):

                                                         Net Derivative  Net Derivative Ineffectiveness
                                                         Gains (Losses)  Gains (Losses)  Recognized in
Derivatives in Fair Value   Hedged Items in Fair Value     Recognized    Recognized for Net Derivative
Hedging Relationships         Hedging Relationships      for Derivatives  Hedged Items  Gains (Losses)
-------------------------  ----------------------------- --------------- -------------- ---------------
                                                                         (In millions)
For the Year Ended December 31, 2012:
Interest rate swaps:...... Fixed maturity securities....    $      (3)     $       1       $      (2)
                           Policyholder liabilities (1).          (10)             8              (2)
Foreign currency swaps:... Foreign-denominated PABs (2).          (29)            20              (9)
                                                            ---------      ---------       ---------
 Total.................................................     $     (42)     $      29       $     (13)
                                                            =========      =========       =========
For the Year Ended December 31, 2011:
Interest rate swaps:...... Fixed maturity securities....    $      (7)     $       5       $      (2)
                           Policyholder liabilities (1).           36            (38)             (2)
Foreign currency swaps:... Foreign-denominated PABs (2).          (52)            30             (22)
                                                            ---------      ---------       ---------
 Total.................................................     $     (23)     $      (3)      $     (26)
                                                            =========      =========       =========
For the Year Ended December 31, 2010:
Interest rate swaps:...... Fixed maturity securities....    $      (1)     $       1       $      --
                           Policyholder liabilities (1).          (13)             8              (5)
Foreign currency swaps:... Foreign-denominated PABs (2).          (38)            14             (24)
                                                            ---------      ---------       ---------
 Total.................................................     $     (52)     $      23       $     (29)
                                                            =========      =========       =========

--------
(1)Fixed rate liabilities reported in PABs or future policy benefits.

(2)Fixed rate or floating rate liabilities.

  All components of each derivative's gain or loss were included in the assessment of hedge effectiveness.

 Cash Flow Hedges

  The Company designates and accounts for the following as cash flow hedges when they have met the requirements of cash flow hedging: (i) interest rate swaps to convert floating rate assets and liabilities to fixed rate assets and liabilities; (ii) foreign currency swaps to hedge the foreign currency cash flow exposure of foreign currency denominated assets and liabilities;
(iii) interest rate forwards and credit forwards to lock in the price to be paid for forward purchases of investments; and (iv) interest rate swaps and interest rate forwards to hedge the forecasted purchases of fixed-rate investments.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


  In certain instances, the Company discontinued cash flow hedge accounting because the forecasted transactions were no longer probable of occurring. Because certain of the forecasted transactions also were not probable of occurring within two months of the anticipated date, the Company reclassified $0, $1 million and an insignificant amount from AOCI into net derivative gains (losses) for the years ended December 31, 2012, 2011 and 2010, respectively, related to such discontinued cash flow hedges.

  At December 31, 2012 and 2011, the maximum length of time over which the Company was hedging its exposure to variability in future cash flows for forecasted transactions did not exceed seven years and five years, respectively.

  At December 31, 2012 and 2011, the balance in AOCI associated with cash flow hedges was $243 million and $239 million, respectively.

  The following table presents the effects of derivatives in cash flow hedging relationships on the consolidated statements of operations and the consolidated statements of stockholders' equity:

                                  Amount of Gains (Losses)  Amount and Location of Gains       Amount and Location of
                                  Deferred in Accumulated    (Losses) Reclassified from            Gains (Losses)
Derivatives in Cash Flow         Other Comprehensive Income Accumulated Other Comprehensive  Recognized in Income (Loss)
Hedging Relationships              (Loss) on Derivatives    Income (Loss) into Income (Loss)       on Derivatives
------------------------         -------------------------- -------------------------------- ---------------------------
                                    (Effective Portion)          (Effective Portion)            (Ineffective Portion)
                                 -------------------------- -------------------------------- ---------------------------
                                                            Net Derivative   Net Investment        Net Derivative
                                                            Gains (Losses)       Income            Gains (Losses)
                                                            --------------   --------------  ---------------------------
                                                                    (In millions)
For the Year Ended December 31,
 2012:
  Interest rate swaps...........     $              21      $          --     $        --         $              1
  Interest rate forwards........                     1                  1               1                       --
  Foreign currency swaps........                   (15)                 1              --                       (1)
  Credit forwards...............                    --                 --              --                       --
                                     -----------------      -------------     -----------         ----------------
  Total.........................     $               7      $           2     $         1         $             --
                                     =================      =============     ===========         ================
For the Year Ended December 31,
 2011:
  Interest rate swaps...........     $             132      $           1     $        --         $             --
  Interest rate forwards........                   208                  9              --                        1
  Foreign currency swaps........                    17                 (2)             --                       --
  Credit forwards...............                    --                  1              --                       --
                                     -----------------      -------------     -----------         ----------------
  Total.........................     $             357      $           9     $        --         $              1
                                     =================      =============     ===========         ================
For the Year Ended December 31,
 2010:
  Interest rate swaps...........     $             (44)     $          --     $        --         $             --
  Interest rate forwards........                   (71)                 4              --                       (1)
  Foreign currency swaps........                    (6)                (3)             --                       --
  Credit forwards...............                    14                 --              --                       --
                                     -----------------      -------------     -----------         ----------------
  Total.........................     $            (107)     $           1     $        --         $             (1)
                                     =================      =============     ===========         ================

  All components of each derivative's gain or loss were included in the assessment of hedge effectiveness.

  At December 31, 2012, $1 million of deferred net gains (losses) on derivatives in AOCI was expected to be reclassified to earnings within the next 12 months.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


 Credit Derivatives

  In connection with synthetically created credit investment transactions, the Company writes credit default swaps for which it receives a premium to insure credit risk. Such credit derivatives are included within the non-qualifying derivatives and derivatives for purposes other than hedging table. If a credit event occurs, as defined by the contract, the contract may be cash settled or it may be settled gross by the Company paying the counterparty the specified swap notional amount in exchange for the delivery of par quantities of the referenced credit obligation. The Company's maximum amount at risk, assuming the value of all referenced credit obligations is zero, was $2.5 billion and $2.1 billion at December 31, 2012 and 2011, respectively. The Company can terminate these contracts at any time through cash settlement with the counterparty at an amount equal to the then current fair value of the credit default swaps. At December 31, 2012 and 2011, the Company would have received $22 million and paid $11 million, respectively, to terminate all of these contracts.

  The following table presents the estimated fair value, maximum amount of future payments and weighted average years to maturity of written credit default swaps at:

                                                                              December 31,
                                              -----------------------------------------------------------------------------
                                                               2012                                   2011
                                              -------------------------------------- --------------------------------------
                                                            Maximum                                Maximum
                                              Estimated    Amount of                 Estimated      Amount
                                              Fair Value     Future       Weighted   Fair Value   of Future      Weighted
                                              of Credit  Payments under   Average    of Credit  Payments under   Average
Rating Agency Designation of Referenced        Default   Credit Default   Years to    Default   Credit Default   Years to
Credit Obligations (1)                          Swaps      Swaps (2)    Maturity (3)   Swaps      Swaps (2)    Maturity (3)
---------------------------------------       ---------- -------------- ------------ ---------- -------------- ------------
                                                    (In millions)                          (In millions)
Aaa/Aa/A
Single name credit default swaps (corporate).  $      3     $    167        3.2       $      2     $    212        4.3
Credit default swaps referencing indices.....        10          650        2.1             --          661        3.1
                                               --------     --------                  --------     --------
  Subtotal...................................        13          817        2.3              2          873        3.4
                                               --------     --------                  --------     --------
Baa
Single name credit default swaps (corporate).         4          479        3.8            (6)          434        4.6
Credit default swaps referencing indices.....         5        1,124        4.8            (7)          793        4.8
                                               --------     --------                  --------     --------
  Subtotal...................................         9        1,603        4.5           (13)        1,227        4.7
                                               --------     --------                  --------     --------
B
Single name credit default swaps (corporate).        --           --         --             --           --         --
Credit default swaps referencing indices.....        --           36        5.0             --           --         --
                                               --------     --------                  --------     --------
  Subtotal...................................        --           36        5.0             --           --         --
                                               --------     --------                  --------     --------
   Total.....................................  $     22     $  2,456        3.8       $   (11)     $  2,100        4.2
                                               ========     ========                  ========     ========

--------
(1)The rating agency designations are based on availability and the midpoint of the applicable ratings among Moody's Investors Service ("Moody's"), S&P and Fitch Ratings. If no rating is available from a rating agency, then an internally developed rating is used.

(2)Assumes the value of the referenced credit obligations is zero.

(3)The weighted average years to maturity of the credit default swaps is calculated based on weighted average notional amounts.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


 Credit Risk on Freestanding Derivatives

  The Company may be exposed to credit-related losses in the event of nonperformance by counterparties to derivatives. Generally, the current credit exposure of the Company's derivatives is limited to the net positive estimated fair value of derivatives at the reporting date after taking into consideration the existence of netting agreements and any collateral received pursuant to credit support annexes.

  The Company manages its credit risk related to OTC derivatives by entering into transactions with creditworthy counterparties, maintaining collateral arrangements and through the use of master agreements that provide for netting of payments by product and currency for periodic settlements and a single net payment to be made by one party upon termination. Because exchange-traded futures are effected through regulated exchanges, and positions are marked to market on a daily basis, the Company has minimal exposure to credit-related losses in the event of nonperformance by counterparties to such derivatives. See Note 9 for a description of the impact of credit risk on the valuation of derivatives.

  The Company enters into various collateral arrangements which require both the pledging and accepting of collateral in connection with its OTC derivatives. At December 31, 2012 and 2011, the Company was obligated to return cash collateral under its control of $897 million and $1.6 billion, respectively. This cash collateral is included in cash and cash equivalents or in short-term investments and the obligation to return it is included in payables for collateral under securities loaned and other transactions in the consolidated balance sheets. At December 31, 2012 and 2011, the Company had received collateral consisting of various securities with a fair market value of $689 million and $315 million, respectively, which were held in separate custodial accounts. Subject to certain constraints, the Company is permitted by contract to sell or repledge this collateral, but at December 31, 2012, none of the collateral had been sold or repledged.

  The Company's collateral arrangements for its OTC derivatives generally require the counterparty in a net liability position, after considering the effect of netting agreements, to pledge collateral when the fair value of that counterparty's derivatives reaches a pre-determined threshold. Certain of these arrangements also include credit-contingent provisions that provide for a reduction of these thresholds (on a sliding scale that converges toward zero) in the event of downgrades in the credit ratings of the Company and/or the counterparty. In addition, certain of the Company's netting agreements for derivatives contain provisions that require both the Company and the counterparty to maintain a specific investment grade credit rating from each of Moody's and S&P. If a party's credit ratings were to fall below that specific investment grade credit rating, that party would be in violation of these provisions, and the other party to the derivatives could terminate the transactions and demand immediate settlement and payment based on such party's reasonable valuation of the derivatives.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


  The following table presents the estimated fair value of the Company's OTC derivatives that are in a net liability position after considering the effect of netting agreements, together with the estimated fair value and balance sheet location of the collateral pledged. The table also presents the incremental collateral that the Company would be required to provide if there was a one notch downgrade in the Company's credit rating at the reporting date or if the Company's credit rating sustained a downgrade to a level that triggered full overnight collateralization or termination of the derivative position at the reporting date. Derivatives that are not subject to collateral agreements are not included in the scope of this table.

                                            Estimated
                                          Fair Value of
                                            Collateral         Fair Value of Incremental
                                          Provided (2):        Collateral Provided Upon:
                                          -------------- --------------------------------------
                                                                           Downgrade in the
                                                                       Company's Credit Rating
                                                                       to a Level that Triggers
                         Estimated                         One Notch        Full Overnight
                       Fair Value of                     Downgrade In    Collateralization or
                     Derivatives in Net   Fixed Maturity the Company's      Termination of
                   Liability Position (1)   Securities   Credit Rating the Derivative Position
                   ---------------------- -------------- ------------- ------------------------
                                                  (In millions)
December 31, 2012.       $      143          $    121       $    2             $    28
December 31, 2011.       $       14          $      9       $    1             $    10

--------

(1)After taking into consideration the existence of netting agreements.

(2)Included in fixed maturity securities in the consolidated balance sheets. Subject to certain constraints, the counterparties are permitted by contract to sell or repledge this collateral. At both December 31, 2012 and 2011, the Company did not provide any cash collateral.

  The Company also has exchange-traded futures, which may require the pledging of collateral. At both December 31, 2012 and 2011, the Company did not pledge any securities collateral for exchange-traded futures. At December 31, 2012 and 2011, the Company provided cash collateral for exchange-traded futures of $86 million and $140 million, respectively, which is included in premiums, reinsurance and other receivables.

 Embedded Derivatives

  The Company issues certain products or purchases certain investments that contain embedded derivatives that are required to be separated from their host contracts and accounted for as freestanding derivatives. These host contracts principally include: variable annuities with guaranteed minimum benefits, including GMWBs, GMABs and certain GMIBs; affiliated ceded reinsurance of guaranteed minimum benefits related to GMWBs, GMABs and certain GMIBs; affiliated assumed reinsurance of guaranteed minimum benefits related to GMWBs and certain GMIBs; funds withheld on ceded reinsurance; and certain debt and equity securities.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


   The following table presents the estimated fair value and balance sheet location of the Company's embedded derivatives that have been separated from their host contracts at:

                                                                          December 31,
                                                                       ------------------
                                          Balance Sheet Location         2012      2011
                                      -------------------------------- --------  --------
                                                                          (In millions)
Net embedded derivatives within asset host contracts:
 Ceded guaranteed minimum benefits... Premiums, reinsurance and other receivables..................... $  3,551  $  2,815
 Options embedded in debt or equity
   securities........................ Investments.....................      (14)       (2)
                                                                       --------  --------
 Net embedded derivatives within asset host contracts................  $  3,537  $  2,813
                                                                       ========  ========
Net embedded derivatives within liability host contracts:
 Direct guaranteed minimum benefits.. PABs............................ $    705  $  1,363
 Assumed guaranteed minimum
   benefits.......................... PABs............................        4         4
 Funds withheld on ceded reinsurance. Other liabilities...............      552       416
                                                                       --------  --------
   Net embedded derivatives within liability host contracts........    $  1,261  $  1,783
                                                                       ========  ========

   The following table presents changes in estimated fair value related to embedded derivatives:

                                                 Years Ended December 31,
                                                 ----------------------
                                                   2012      2011   2010
                                                 --------   ------ ------
                                                     (In millions)
         Net derivative gains (losses) (1), (2). $  1,269   $  273 $  132

--------
(1)The valuation of direct and assumed guaranteed minimum benefits includes a nonperformance risk adjustment. The amounts included in net derivative gains (losses) in connection with this adjustment, were ($235) million, 354 million and ($153) million for the years ended December 31, 2012, 2011 and 2010, respectively. In addition, the valuation of ceded guaranteed minimum benefits includes a nonperformance risk adjustment. The amounts included in net derivative gains (losses) in connection with this adjustment, were $124 million, ($476) million and $210 million for the years ended December 31, 2012, 2011 and 2010, respectively.

(2)See Note 6 for discussion of affiliated net derivative gains (losses) included in the table above.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


9. Fair Value

  When developing estimated fair values, the Company considers three broad valuation techniques: (i) the market approach, (ii) the income approach, and
(iii) the cost approach. The Company determines the most appropriate valuation technique to use, given what is being measured and the availability of sufficient inputs, giving priority to observable inputs. The Company categorizes its assets and liabilities measured at estimated fair value into a three-level hierarchy, based on the significant input with the lowest level in its valuation. The input levels are as follows:

                        Level 1  Unadjusted quoted prices in active
                                 markets for identical assets or
                                 liabilities. The Company defines
                                 active markets based on average
                                 trading volume for equity securities.
                                 The size of the bid/ask spread is
                                 used as an indicator of market
                                 activity for fixed maturity
                                 securities.

                        Level 2 Quoted prices in markets that are not active or inputs that are observable either directly or indirectly. These inputs can include quoted prices for similar assets or liabilities other than quoted prices in Level 1, quoted prices in markets that are not active, or other significant inputs that are observable or can be derived principally from or corroborated by observable market data for substantially the full term of the assets or liabilities.

                        Level 3  Unobservable inputs that are
                                 supported by little or no market
                                 activity and are significant to the
                                 determination of estimated fair value
                                 of the assets or liabilities.
                                 Unobservable inputs reflect the
                                 reporting entity's own assumptions
                                 about the assumptions that market
                                 participants would use in pricing the
                                 asset or liability.

  Financial markets are susceptible to severe events evidenced by rapid depreciation in asset values accompanied by a reduction in asset liquidity. The Company's ability to sell securities, or the price ultimately realized for these securities, depends upon the demand and liquidity in the market and increases the use of judgment in determining the estimated fair value of certain securities.

  Considerable judgment is often required in interpreting market data to develop estimates of fair value, and the use of different assumptions or valuation methodologies may have a material effect on the estimated fair value amounts.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


 Recurring Fair Value Measurements

  The assets and liabilities measured at estimated fair value on a recurring basis, including those items for which the Company has elected the FVO, were determined as described below. These estimated fair values and their corresponding placement in the fair value hierarchy are summarized as follows:

                                                                        December 31, 2012
                                                      ------------------------------------------------------
                                                               Fair Value Hierarchy
                                                      --------------------------------------
                                                                                             Total Estimated
                                                        Level 1      Level 2      Level 3      Fair Value
                                                      ------------ ------------ ------------ ---------------
                                                                          (In millions)
Assets:
Fixed maturity securities:
  U.S. corporate..................................... $         -- $     17,461 $      1,434  $     18,895
  Foreign corporate..................................           --        8,577          868         9,445
  U.S. Treasury and agency...........................        5,082        3,782           --         8,864
  RMBS...............................................           --        5,460          278         5,738
  CMBS...............................................           --        2,231          125         2,356
  State and political subdivision....................           --        2,304           25         2,329
  ABS................................................           --        1,910          343         2,253
  Foreign government.................................           --        1,085            3         1,088
                                                      ------------ ------------ ------------  ------------
   Total fixed maturity securities...................        5,082       42,810        3,076        50,968
                                                      ------------ ------------ ------------  ------------
Equity securities:
  Common stock.......................................           70           81           26           177
  Non-redeemable preferred stock.....................           --           47           93           140
                                                      ------------ ------------ ------------  ------------
   Total equity securities...........................           70          128          119           317
                                                      ------------ ------------ ------------  ------------
FVO securities:
  FVO general account securities.....................           --            9           --             9
  FVO contractholder-directed unit-linked
   investments (1)...................................           --           --           --            --
                                                      ------------ ------------ ------------  ------------
   Total FVO securities..............................           --            9           --             9
                                                      ------------ ------------ ------------  ------------
Short-term investments (2)...........................        1,233        1,285           13         2,531
Mortgage loans held by CSEs..........................           --        2,666           --         2,666
Derivative assets: (3)
  Interest rate......................................           --        1,643          148         1,791
  Foreign currency exchange rate.....................           --           76           --            76
  Credit.............................................           --           13           10            23
  Equity market......................................           --          469           11           480
                                                      ------------ ------------ ------------  ------------
   Total derivative assets...........................           --        2,201          169         2,370
                                                      ------------ ------------ ------------  ------------
Net embedded derivatives within asset host contracts
 (4).................................................           --           --        3,551         3,551
Separate account assets (5)..........................          201       85,772          141        86,114
                                                      ------------ ------------ ------------  ------------
   Total assets...................................... $      6,586 $    134,871 $      7,069  $    148,526
                                                      ============ ============ ============  ============
Liabilities:
Derivative liabilities: (3)
  Interest rate...................................... $          7 $        767 $         29  $        803
  Foreign currency exchange rate.....................           --           67           --            67
  Credit.............................................           --            3           --             3
  Equity market......................................           27            8           62            97
                                                      ------------ ------------ ------------  ------------
   Total derivative liabilities......................           34          845           91           970
                                                      ------------ ------------ ------------  ------------
Net embedded derivatives within liability host
 contracts (4).......................................           --           --        1,261         1,261
Long-term debt of CSEs...............................           --        2,559           --         2,559
                                                      ------------ ------------ ------------  ------------
   Total liabilities................................. $         34 $      3,404 $      1,352  $      4,790
                                                      ============ ============ ============  ============

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

                                                                             December 31, 2011
                                                      ---------------------------------------------------------------
                                                                   Fair Value Hierarchy
                                                      ----------------------------------------------
                                                                                                     Total Estimated
                                                         Level 1         Level 2         Level 3       Fair Value
                                                      -------------- --------------- --------------- ----------------
                                                                               (In millions)
Assets:
Fixed maturity securities:
  U.S. corporate..................................... $           -- $        15,907 $         1,432 $         17,339
  Foreign corporate..................................             --           7,913             580            8,493
  U.S. Treasury and agency...........................          4,326           3,722              --            8,048
  RMBS...............................................             --           6,255             239            6,494
  CMBS...............................................             --           2,080             147            2,227
  State and political subdivision....................             --           2,032              23            2,055
  ABS................................................             --           1,658             220            1,878
  Foreign government.................................             --           1,245               2            1,247
                                                      -------------- --------------- --------------- ----------------
   Total fixed maturity securities...................          4,326          40,812           2,643           47,781
                                                      -------------- --------------- --------------- ----------------
Equity securities:
  Common stock.......................................             51              74              21              146
  Non-redeemable preferred stock.....................             --              30              76              106
                                                      -------------- --------------- --------------- ----------------
   Total equity securities...........................             51             104              97              252
                                                      -------------- --------------- --------------- ----------------
FVO securities:
  FVO general account securities.....................             --              49              --               49
  FVO contractholder-directed unit-linked
   investments.......................................          3,616              --              --            3,616
                                                      -------------- --------------- --------------- ----------------
   Total FVO securities..............................          3,616              49              --            3,665
                                                      -------------- --------------- --------------- ----------------
Short-term investments (2)...........................            865           1,684              10            2,559
Mortgage loans held by CSEs..........................             --           3,138              --            3,138
Derivative assets: (3)
  Interest rate......................................             10           1,708             187            1,905
  Foreign currency exchange rate.....................             --             306              --              306
  Credit.............................................             --              12               6               18
  Equity market......................................              4             482              51              537
                                                      -------------- --------------- --------------- ----------------
   Total derivative assets...........................             14           2,508             244            2,766
                                                      -------------- --------------- --------------- ----------------
Net embedded derivatives within asset host contracts
 (4).................................................             --              --           2,815            2,815
Separate account assets (5)..........................            185          72,244             130           72,559
                                                      -------------- --------------- --------------- ----------------
   Total assets...................................... $        9,057 $       120,539 $         5,939 $        135,535
                                                      ============== =============== =============== ================
Liabilities:
Derivative liabilities: (3)
  Interest rate...................................... $            1 $           566 $            13 $            580
  Foreign currency exchange rate.....................             --              62              --               62
  Credit.............................................             --              21               7               28
  Equity market......................................             --               2               8               10
                                                      -------------- --------------- --------------- ----------------
   Total derivative liabilities......................              1             651              28              680
                                                      -------------- --------------- --------------- ----------------
Net embedded derivatives within liability host
 contracts (4).......................................             --              --           1,783            1,783
Long-term debt of CSEs...............................             --           3,065              --            3,065
                                                      -------------- --------------- --------------- ----------------
   Total liabilities................................. $            1 $         3,716 $         1,811 $          5,528
                                                      ============== =============== =============== ================

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

--------
(1)During June 2012, the Company disposed of MetLife Europe which held the FVO contractholder-directed unit-linked investments. See Note 3.

(2)Short-term investments as presented in the tables above differ from the amounts presented in the consolidated balance sheets because certain short-term investments are not measured at estimated fair value on a recurring basis.

(3)Derivative assets are presented within other invested assets in the consolidated balance sheets and derivative liabilities are presented within other liabilities in the consolidated balance sheets. The amounts are presented gross in the tables above to reflect the presentation in the consolidated balance sheets, but are presented net for purposes of the rollforward in the Fair Value Measurements Using Significant Unobservable Inputs (Level 3) tables.

(4)Net embedded derivatives within asset host contracts are presented within premiums, reinsurance and other receivables in the consolidated balance sheets. Net embedded derivatives within liability host contracts are presented primarily within PABs and other liabilities in the consolidated balance sheets. At December 31, 2012, fixed maturity securities and equity securities included embedded derivatives of $0 and ($14) million, respectively. At December 31, 2011, fixed maturity securities and equity securities included embedded derivatives of $1 million and ($3) million, respectively.

(5)Investment performance related to separate account assets is fully offset by corresponding amounts credited to contractholders whose liability is reflected within separate account liabilities. Separate account liabilities are set equal to the estimated fair value of separate account assets.

  The following describes the valuation methodologies used to measure assets and liabilities at fair value. The description includes the valuation techniques and key inputs for each category of assets or liabilities that are classified within Level 2 and Level 3 of the fair value hierarchy.

 Investments

  Valuation Controls and Procedures

    On behalf of the Company and MetLife, Inc.'s Chief Investment Officer and Chief Financial Officer, a pricing and valuation committee that is independent of the trading and investing functions and comprised of senior management, provides oversight of control systems and valuation policies for securities, mortgage loans and derivatives. On a monthly basis, this committee reviews and approves new transaction types and markets, ensures that observable market prices and market-based parameters are used for valuation, wherever possible, and determines that judgmental valuation adjustments, when applied, are based upon established policies and are applied consistently over time. This committee also provides oversight of the selection of independent third party pricing providers and the controls and procedures to evaluate third party pricing. Periodically, the Chief Accounting Officer reports to MetLife Insurance Company of Connecticut's Audit Committee regarding compliance with fair value accounting standards.

    The Company reviews its valuation methodologies on an ongoing basis and revises those methodologies when necessary based on changing market conditions. Assurance is gained on the overall reasonableness and consistent application of input assumptions, valuation methodologies and compliance with fair value

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

  accounting standards through controls designed to ensure valuations represent an exit price. Several controls are utilized, including certain monthly controls, which include, but are not limited to, analysis of portfolio returns to corresponding benchmark returns, comparing a sample of executed prices of securities sold to the fair value estimates, comparing fair value estimates to management's knowledge of the current market, reviewing the bid/ask spreads to assess activity, comparing prices from multiple independent pricing services and ongoing due diligence to confirm that independent pricing services use market-based parameters. The process includes a determination of the observability of inputs used in estimated fair values received from independent pricing services or brokers by assessing whether these inputs can be corroborated by observable market data. The Company ensures that prices received from independent brokers, also referred to herein as "consensus pricing," represent a reasonable estimate of fair value by reviewing such pricing with the Company's knowledge of the current market dynamics and current pricing for similar financial instruments. While independent non-binding broker quotations are utilized, they are not used for a significant portion of the portfolio. For example, fixed maturity securities priced using independent non-binding broker quotations represent 0.5% of the total estimated fair value of fixed maturity securities and 8% of the total estimated fair value of Level 3 fixed maturity securities.

    The Company also applies a formal process to challenge any prices received from independent pricing services that are not considered representative of estimated fair value. If prices received from independent pricing services are not considered reflective of market activity or representative of estimated fair value, independent non-binding broker quotations are obtained, or an internally developed valuation is prepared. Internally developed valuations of current estimated fair value, which reflect internal estimates of liquidity and nonperformance risks, compared with pricing received from the independent pricing services, did not produce material differences in the estimated fair values for the majority of the portfolio; accordingly, overrides were not material. This is, in part, because internal estimates of liquidity and nonperformance risks are generally based on available market evidence and estimates used by other market participants. In the absence of such market-based evidence, management's best estimate is used.

  Securities, Short-term Investments and Long-term Debt of CSEs

    When available, the estimated fair value of these investments are based on quoted prices in active markets that are readily and regularly obtainable. Generally, these are the most liquid of the Company's securities holdings and valuation of these securities does not involve management's judgment.

    When quoted prices in active markets are not available, the determination of estimated fair value is based on market standard valuation methodologies, giving priority to observable inputs. The significant inputs to the market standard valuation methodologies for certain types of securities with reasonable levels of price transparency are inputs that are observable in the market or can be derived principally from, or corroborated by, observable market data. When observable inputs are not available, the market standard valuation methodologies rely on inputs that are significant to the estimated fair value that are not observable in the market or cannot be derived principally from, or corroborated by, observable market data. These unobservable inputs can be based in large part on management's judgment or estimation and cannot be supported by reference to market activity. Even though these inputs are unobservable, management believes they are consistent with what other market participants would use when pricing such securities and are considered appropriate given the circumstances.

    The estimated fair value of long-term debt of CSEs is determined on a basis consistent with the methodologies described herein for securities.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


   Level 2 Valuation Techniques and Key Inputs:

     This level includes fixed maturity securities and equity securities priced principally by independent pricing services using observable inputs. FVO securities and short-term investments within this level are of a similar nature and class to the Level 2 fixed maturity securities and equity securities.

     U.S. corporate and foreign corporate securities

       These securities are principally valued using the market and income approaches. Valuations are based primarily on quoted prices in markets that are not active, or using matrix pricing or other similar techniques that use standard market observable inputs such as benchmark yields, spreads off benchmark yields, new issuances, issuer rating, duration, and trades of identical or comparable securities. Investment grade privately placed securities are valued using discounted cash flow methodologies using standard market observable inputs, and inputs derived from, or corroborated by, market observable data including market yield curve, duration, call provisions, observable prices and spreads for similar publicly traded or privately traded issues that incorporate the credit quality and industry sector of the issuer. This level also includes certain below investment grade privately placed fixed maturity securities priced by independent pricing services that use observable inputs.

     U.S. Treasury and agency securities

       These securities are principally valued using the market approach. Valuation is based primarily on quoted prices in markets that are not active or using matrix pricing or other similar techniques using standard market observable inputs such as benchmark U.S. Treasury yield curve, the spread off the U.S. Treasury yield curve for the identical security and comparable securities that are actively traded.

     Structured securities comprised of RMBS, CMBS and ABS

       These securities are principally valued using the market and income approaches. Valuation is based primarily on matrix pricing, discounted cash flow methodologies or other similar techniques using standard market inputs including spreads for actively traded securities, spreads off benchmark yields, expected prepayment speeds and volumes, current and forecasted loss severity, rating, weighted average coupon, weighted average maturity, average delinquency rates, geographic region, debt-service coverage ratios and issuance-specific information, including, but not limited to: collateral type, payment terms of the underlying assets, payment priority within the tranche, structure of the security, deal performance and vintage of loans.

     Foreign government and state and political subdivision securities

       These securities are principally valued using the market approach. Valuation is based primarily on matrix pricing or other similar techniques using standard market observable inputs including benchmark U.S. Treasury yield or other yields, issuer ratings, broker-dealer quotes, issuer spreads and reported trades of similar securities, including those within the same sub-sector or with a similar maturity or credit rating.

     Common and non-redeemable preferred stock

       These securities are principally valued using the market approach where market quotes are available but are not considered actively traded. Valuation is based principally on observable inputs including quoted prices in markets that are not considered active.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


    Level 3 Valuation Techniques and Key Inputs:

     In general, fixed maturity securities and equity securities classified within Level 3 use many of the same valuation techniques and inputs as described in the Level 2 Valuation Techniques and Key Inputs. However, if key inputs are unobservable, or if the investments are less liquid and there is very limited trading activity, the investments are generally classified as Level 3. The use of independent non-binding broker quotations to value investments generally indicates there is a lack of liquidity or a lack of transparency in the process to develop the valuation estimates, generally causing these investments to be classified in Level 3.

     Short-term investments within this level are of a similar nature and class to the Level 3 securities described below; accordingly, the valuation techniques and significant market standard observable inputs used in their valuation are also similar to those described below.

     U.S. corporate and foreign corporate securities

       These securities, including financial services industry hybrid securities classified within fixed maturity securities, are principally valued using the market approach. Valuations are based primarily on matrix pricing or other similar techniques that utilize unobservable inputs or inputs that cannot be derived principally from, or corroborated by, observable market data, including illiquidity premium, delta spread adjustments or spreads over below investment grade curves to reflect industry trends or specific credit-related issues; and inputs including quoted prices for identical or similar securities that are less liquid and based on lower levels of trading activity than securities classified in Level 2. Certain valuations are based on independent non-binding broker quotations.

     Structured securities comprised of RMBS, CMBS and ABS

       These securities are principally valued using the market and income approaches. Valuation is based primarily on matrix pricing, discounted cash flow methodologies or other similar techniques that utilize inputs that are unobservable or cannot be derived principally from, or corroborated by, observable market data including spreads over below investment grade curves to reflect industry trends on specific credit-related issues. Below investment grade securities, alternative residential mortgage loan RMBS and sub-prime RMBS included in this level are valued based on inputs including quoted prices for identical or similar securities that are less liquid and based on lower levels of trading activity than securities classified in Level 2. Certain of these valuations are based on independent non-binding broker quotations.

     Foreign government and state and political subdivision securities

       These securities are principally valued using the market and income approaches. Valuation is based primarily on independent non-binding broker quotations and inputs including quoted prices for identical or similar securities that are less liquid and based on lower levels of trading activity than securities classified in Level 2.

     Common and non-redeemable preferred stock

       These securities, including privately held securities and financial services industry hybrid securities classified within equity securities, are principally valued using the market and income approaches. Valuations are based primarily on matrix pricing, discounted cash flow methodologies or other similar techniques using inputs such as comparable credit rating and issuance structure. Certain of these securities are valued based on inputs including quoted prices for identical or similar securities that are less liquid and based on lower levels of trading activity than securities classified in Level 2 and independent non-binding broker quotations.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


  Mortgage Loans Held by CSEs

    The Company consolidates certain securitization entities that hold mortgage loans.

    Level 2 Valuation Techniques and Key Inputs:

     These investments are principally valued using the market approach. The principal market for these investments is the securitization market. The Company uses the quoted securitization market price of the obligations of the CSEs to determine the estimated fair value of these commercial loan portfolios. These market prices are determined principally by independent pricing services using observable inputs.

  Separate Account Assets

    Separate account assets are carried at estimated fair value and reported as a summarized total on the consolidated balance sheets. The estimated fair value of separate account assets is based on the estimated fair value of the underlying assets. Assets within the Company's separate accounts include: mutual funds, fixed maturity securities, equity securities, derivatives, other limited partnership interests, short-term investments and cash and cash equivalents.

    Level 2 Valuation Techniques and Key Inputs:

     These assets are comprised of investments that are similar in nature to the instruments described under "-- Securities, Short-term Investments and Long-term Debt of CSEs." Also included are certain mutual funds without readily determinable fair values, as prices are not published publicly. Valuation of the mutual funds is based upon quoted prices or reported NAVs provided by the fund managers.

   Level 3 Valuation Techniques and Key Inputs:

     These assets are comprised of investments that are similar in nature to the instruments described under "-- Securities, Short-term Investments and Long-term Debt of CSEs." Separate account assets within this level also include other limited partnership interests. Other limited partnership interests are valued giving consideration to the value of the underlying holdings of the partnerships and by applying a premium or discount, if appropriate, for factors such as liquidity, bid/ask spreads, the performance record of the fund manager or other relevant variables which may impact the exit value of the particular partnership interest.

 Derivatives

  The estimated fair value of derivatives is determined through the use of quoted market prices for exchange-traded derivatives or through the use of pricing models for OTC derivatives. The determination of estimated fair value, when quoted market values are not available, is based on market standard valuation methodologies and inputs that management believes are consistent with what other market participants would use when pricing such instruments. Derivative valuations can be affected by changes in interest rates, foreign currency exchange rates, financial indices, credit spreads, default risk, nonperformance risk, volatility, liquidity and changes in estimates and assumptions used in the pricing models. The valuation controls and procedures for derivatives are described in "--Investments."

  The significant inputs to the pricing models for most OTC derivatives are inputs that are observable in the market or can be derived principally from, or corroborated by, observable market data. Significant inputs that are observable generally include: interest rates, foreign currency exchange rates, interest rate curves, credit curves and volatility. However, certain OTC derivatives may rely on inputs that are significant to the estimated fair value that are not observable in the market or cannot be derived principally from, or corroborated by, observable market data. Significant inputs that are unobservable generally include references to emerging market currencies

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

and inputs that are outside the observable portion of the interest rate curve, credit curve, volatility or other relevant market measure. These unobservable inputs may involve significant management judgment or estimation. Even though unobservable, these inputs are based on assumptions deemed appropriate given the circumstances and management believes they are consistent with what other market participants would use when pricing such instruments.

  The credit risk of both the counterparty and the Company are considered in determining the estimated fair value for all OTC derivatives, and any potential credit adjustment is based on the net exposure by counterparty after taking into account the effects of netting agreements and collateral arrangements. The Company values its derivatives using the standard swap curve which includes a spread to the risk free rate. This credit spread is appropriate for those parties that execute trades at pricing levels consistent with the standard swap curve. As the Company and its significant derivative counterparties consistently execute trades at such pricing levels, additional credit risk adjustments are not currently required in the valuation process. The Company's ability to consistently execute at such pricing levels is in part due to the netting agreements and collateral arrangements that are in place with all of its significant derivative counterparties. An evaluation of the requirement to make additional credit risk adjustments is performed by the Company each reporting period.

  Most inputs for OTC derivatives are mid-market inputs but, in certain cases, bid level inputs are used when they are deemed more representative of exit value. Market liquidity, as well as the use of different methodologies, assumptions and inputs, may have a material effect on the estimated fair values of the Company's derivatives and could materially affect net income.

  Freestanding Derivatives

    Level 2 Valuation Techniques and Key Inputs:

     This level includes all types of derivatives utilized by the Company with the exception of exchange-traded derivatives included within Level 1 and those derivatives with unobservable inputs as described in Level 3. These derivatives are principally valued using the income approach.

    Interest rate

     Non-option-based. -- Valuations are based on present value techniques, which utilize significant inputs that may include the swap yield curve and LIBOR basis curves.

     Option-based. -- Valuations are based on option pricing models, which utilize significant inputs that may include the swap yield curve, LIBOR basis curves and interest rate volatility.

    Foreign currency exchange rate

     Non-option-based. -- Valuations are based on present value techniques, which utilize significant inputs that may include the swap yield curve, LIBOR basis curves, currency spot rates and cross currency basis curves.

    Credit

     Non-option-based. -- Valuations are based on present value techniques, which utilize significant inputs that may include the swap yield curve, credit curves and recovery rates.

    Equity market

     Non-option-based. -- Valuations are based on present value techniques, which utilize significant inputs that may include the swap yield curve, spot equity index levels and dividend yield curves.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


     Option-based. -- Valuations are based on option pricing models, which utilize significant inputs that may include the swap yield curve, spot equity index levels, dividend yield curves and equity volatility.

   Level 3 Valuation Techniques and Key Inputs:

     These derivatives are principally valued using the income approach. Valuations of non-option-based derivatives utilize present value techniques, whereas valuations of option-based derivatives utilize option pricing models. These valuation methodologies generally use the same inputs as described in the corresponding sections above for Level 2 measurements of derivatives. However, these derivatives result in Level 3 classification because one or more of the significant inputs are not observable in the market or cannot be derived principally from, or corroborated by, observable market data.

    Interest rate

     Non-option-based. -- Significant unobservable inputs may include the extrapolation beyond observable limits of the swap yield curve and LIBOR basis curves.

    Credit

     Non-option-based. -- Significant unobservable inputs may include credit spreads, repurchase rates and the extrapolation beyond observable limits of the swap yield curve and credit curves. Certain of these derivatives are valued based on independent non-binding broker quotations.

    Equity market

     Non-option-based. -- Significant unobservable inputs may include the extrapolation beyond observable limits of dividend yield curves and equity volatility.

 Embedded Derivatives

  Embedded derivatives principally include certain direct, assumed and ceded variable annuity guarantees and embedded derivatives related to funds withheld on ceded reinsurance. Embedded derivatives are recorded at estimated fair value with changes in estimated fair value reported in net income.

  The Company issues certain variable annuity products with guaranteed minimum benefits. GMWBs, GMABs and GMIBs are embedded derivatives, which are measured at estimated fair value separately from the host variable annuity contract, with changes in estimated fair value reported in net derivative gains (losses). These embedded derivatives are classified within PABs in the consolidated balance sheets.

  The fair value of these embedded derivatives, estimated as the present value of projected future benefits minus the present value of projected future fees using actuarial and capital market assumptions including expectations concerning policyholder behavior, is calculated by the Company's actuarial department. The calculation is based on in-force business, and is performed using standard actuarial valuation software which projects future cash flows from the embedded derivative over multiple risk neutral stochastic scenarios using observable risk free rates.

  Capital market assumptions, such as risk free rates and implied volatilities, are based on market prices for publicly traded instruments to the extent that prices for such instruments are observable. Implied volatilities beyond the observable period are extrapolated based on observable implied volatilities and historical volatilities.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

Actuarial assumptions, including mortality, lapse, withdrawal and utilization, are unobservable and are reviewed at least annually based on actuarial studies of historical experience.

  The valuation of these guarantee liabilities includes nonperformance risk adjustments and adjustments for a risk margin related to non-capital market inputs. The nonperformance adjustment is determined by taking into consideration publicly available information relating to spreads in the secondary market for MetLife's debt, including related credit default swaps. These observable spreads are then adjusted, as necessary, to reflect the priority of these liabilities and the claims paying ability of the issuing insurance subsidiaries compared to MetLife.

  Risk margins are established to capture the non-capital market risks of the instrument which represent the additional compensation a market participant would require to assume the risks related to the uncertainties of such actuarial assumptions as annuitization, premium persistency, partial withdrawal and surrenders. The establishment of risk margins requires the use of significant management judgment, including assumptions of the amount and cost of capital needed to cover the guarantees. These guarantees may be more costly than expected in volatile or declining equity markets. Market conditions including, but not limited to, changes in interest rates, equity indices, market volatility and foreign currency exchange rates; changes in nonperformance risk; and variations in actuarial assumptions regarding policyholder behavior, mortality and risk margins related to non-capital market inputs, may result in significant fluctuations in the estimated fair value of the guarantees that could materially affect net income.

  The Company assumed, from an affiliated insurance company, the risk associated with certain GMIBs. These embedded derivatives are included in other policy-related balances in the consolidated balance sheets with changes in estimated fair value reported in net derivative gains (losses). The value of the embedded derivatives on these assumed risks is determined using a methodology consistent with that described previously for the guarantees directly written by the Company.

  The Company ceded, to an affiliated reinsurance company, the risk associated with certain of the GMIBs, GMABs and GMWBs described above that are also accounted for as embedded derivatives. In addition to ceding risks associated with guarantees that are accounted for as embedded derivatives, the Company also cedes, to the same affiliated reinsurance company, certain directly written GMIBs that are accounted for as insurance (i.e., not as embedded derivatives), but where the reinsurance agreement contains an embedded derivative. These embedded derivatives are included within premiums, reinsurance and other receivables in the consolidated balance sheets with changes in estimated fair value reported in net derivative gains (losses). The value of the embedded derivatives on the ceded risk is determined using a methodology consistent with that described previously for the guarantees directly written by the Company with the exception of the input for nonperformance risk that reflects the credit of the reinsurer.

  The estimated fair value of the embedded derivatives within funds withheld related to certain ceded reinsurance is determined based on the change in estimated fair value of the underlying assets held by the Company in a reference portfolio backing the funds withheld liability. The estimated fair value of the underlying assets is determined as previously described in "-- Investments -- Securities, Short-term Investments and Long-term Debt of CSEs." The estimated fair value of these embedded derivatives is included, along with their funds withheld hosts, in other liabilities in the consolidated balance sheets with changes in estimated fair value recorded in net derivative gains (losses). Changes in the credit spreads on the underlying assets, interest rates and market volatility may result in significant fluctuations in the estimated fair value of these embedded derivatives that could materially affect net income.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


  Embedded Derivatives Within Asset and Liability Host Contracts

   Level 3 Valuation Techniques and Key Inputs:

     Direct and Assumed Guaranteed Minimum Benefits

       These embedded derivatives are principally valued using the income approach. Valuations are based on option pricing techniques, which utilize significant inputs that may include swap yield curve, currency exchange rates and implied volatilities. These embedded derivatives result in Level 3 classification because one or more of the significant inputs are not observable in the market or cannot be derived principally from, or corroborated by, observable market data. Significant unobservable inputs generally include: the extrapolation beyond observable limits of the swap yield curve and implied volatilities, actuarial assumptions for policyholder behavior and mortality and the potential variability in policyholder behavior and mortality, nonperformance risk and cost of capital for purposes of calculating the risk margin.

     Reinsurance Ceded on Certain Guaranteed Minimum Benefits

       These embedded derivatives are principally valued using the income approach. The valuation techniques and significant market standard unobservable inputs used in their valuation are similar to those described above in "-- Direct and Assumed Guaranteed Minimum Benefits" and also include counterparty credit spreads.

 Transfers between Levels

    Overall, transfers between levels occur when there are changes in the observability of inputs and market activity. Transfers into or out of any level are assumed to occur at the beginning of the period.

  Transfers between Levels 1 and 2:

    During 2012, there were no transfers between Levels 1 and 2 for assets and liabilities measured at estimated fair value and still held at December 31, 2012. During 2011, transfers between Levels 1 and 2 were not significant for assets and liabilities measured at estimated fair value and still held at December 31, 2011.

  Transfers into or out of Level 3:

    Transfers into or out of Level 3 are presented in the tables which follow. Assets and liabilities are transferred into Level 3 when a significant input cannot be corroborated with market observable data. This occurs when market activity decreases significantly and underlying inputs cannot be observed, current prices are not available, and/or when there are significant variances in quoted prices, thereby affecting transparency. Assets and liabilities are transferred out of Level 3 when circumstances change such that a significant input can be corroborated with market observable data. This may be due to a significant increase in market activity, a specific event, or one or more significant input(s) becoming observable.

    Transfers into Level 3 for fixed maturity securities were due primarily to a lack of trading activity, decreased liquidity and credit ratings downgrades (e.g., from investment grade to below investment grade) which have resulted in decreased transparency of valuations and an increased use of independent non-binding broker quotations and unobservable inputs, such as illiquidity premiums, delta spread adjustments, or spreads from below investment grade curves.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


    Transfers out of Level 3 for fixed maturity securities resulted primarily from increased transparency of both new issuances that, subsequent to issuance and establishment of trading activity, became priced by independent pricing services and existing issuances that, over time, the Company was able to obtain pricing from, or corroborate pricing received from, independent pricing services with observable inputs or increases in market activity and upgraded credit ratings.

Assets and Liabilities Measured at Fair Value Using Significant Unobservable Inputs (Level 3)

  The following table presents certain quantitative information about the significant unobservable inputs used in the fair value measurement for the more significant asset and liability classes measured at fair value on a recurring basis using significant unobservable inputs (Level 3) at December 31, 2012.


                                               Valuation Techniques                  Significant Unobservable Inputs
                                        ------------------------------------ ------------------------------------------------
Fixed maturity securities:

  U.S. corporate and foreign corporate  . Matrix pricing                     . Delta spread adjustments (1)
                                                                             .Illiquidity premium (1)
                                                                             .Spreads from below investment grade curves (1)
                                                                             .Offered quotes (2)
                                        .Market pricing                      .Quoted prices (2)
                                        .Consensus pricing                   .Offered quotes (2)
                                        -------------------------------------------------------------------------------------

  RMBS                                  .Matrix pricing and discounted cash
                                         flow                                .Spreads from below investment grade curves (1)
                                        .Market pricing                      .Quoted prices (2)
                                        -------------------------------------------------------------------------------------

  CMBS                                  .Matrix pricing and discounted cash
                                         flow                                .Spreads from below investment grade curves (1)
                                        .Market pricing                      .Quoted prices (2)
                                        -------------------------------------------------------------------------------------

  ABS                                   .Matrix pricing and discounted cash
                                         flow                                .Spreads from below investment grade curves (1)
                                        .Market pricing                      .Quoted prices (2)
                                        .Consensus pricing                   .Offered quotes (2)
                                        -------------------------------------------------------------------------------------

Derivatives:

  Interest rate                         .Present value techniques            .Swap yield (1)
                                        -------------------------------------------------------------------------------------

  Credit                                .Present value techniques            .Credit spreads (1)
                                        .Consensus pricing                   .Offered quotes (3)
                                        -------------------------------------------------------------------------------------
  Equity market                         .Present value techniques            .Volatility
                                        -------------------------------------------------------------------------------------

Embedded derivatives:

  Direct and ceded guaranteed
 minimum benefits                       .Option pricing techniques           .Mortality rates:
                                                                                Ages 0 - 40
                                                                                Ages 41 -60
                                                                                Ages 61 -115
                                                                             .Lapse rates:
                                                                                Durations 1 - 10
                                                                                Durations 11 - 20
                                                                                Durations 21 - 116

                                                                             .Utilization rates (4)
                                                                             .Withdrawal rates
                                                                             .Long-term equity volatilities
                                                                             .Nonperformance risk spread
                                        -------------------------------------------------------------------------------------

                                                                   Weighted
        Significant Unobservable Inputs               Range        Average
------------------------------------------------ --------------    --------


.. Delta spread adjustments (1)                       9  -     500    105
..Illiquidity premium (1)                            30  -      30
..Spreads from below investment grade curves (1)   (157) -     876    227
..Offered quotes (2)                                100  -     100
..Quoted prices (2)                                 (40) -     577    143
..Offered quotes (2)                                 35  -     555
-------------------------


..Spreads from below investment grade curves (1)     40  -   2,367    436
..Quoted prices (2)                                 100  -     100    100
-------------------------


..Spreads from below investment grade curves (1)     10  -   9,164    413
..Quoted prices (2)                                 100  -     104    102
-------------------------


..Spreads from below investment grade curves (1)     --  -     900    152
..Quoted prices (2)                                  97  -     102    100
..Offered quotes (2)                                 50  -     111
-------------------------



..Swap yield (1)                                    221  -     353
-------------------------

..Credit spreads (1)                                100  -     100
..Offered quotes (3)
-------------------------
..Volatility                                         18% -      26%
-------------------------




..Mortality rates:
   Ages 0 - 40                                       0% -    0.10%
   Ages 41 -60                                    0.05% -    0.64%
   Ages 61 -115                                   0.32% -     100%
..Lapse rates:
   Durations 1 - 10                               0.50% -     100%
   Durations 11 - 20                                 3% -     100%
   Durations 21 - 116                                3% -     100%

..Utilization rates (4)                              20% -      50%
..Withdrawal rates                                 0.07% -      10%
..Long-term equity volatilities                   17.40% -      25%
..Nonperformance risk spread                       0.10% -    0.67%
-------------------------

--------
(1)For this unobservable input, range and weighted average are presented in basis points.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


(2)For this unobservable input, range and weighted average are presented in accordance with the market convention for fixed maturity securities of dollars per hundred dollars of par.

(3)At December 31, 2012, independent non-binding broker quotations were used in the determination of less than 1% of the total net derivative estimated fair value.

(4)This range is attributable to certain GMIBs and lifetime withdrawal benefits.

  The following is a summary of the valuation techniques and significant unobservable inputs used in the fair value measurement for other assets and liabilities classified within Level 3. These assets and liabilities are subject to the controls described under "-- Investments -- Valuation Controls and Procedures." Generally, all other classes of securities including those within separate account assets and embedded derivatives within funds withheld related to certain ceded reinsurance use the same valuation techniques and significant unobservable inputs as previously described for Level 3 fixed maturity securities. This includes matrix pricing and discounted cash flow methodologies, inputs such as quoted prices for identical or similar securities that are less liquid and based on lower levels of trading activity than securities classified in Level 2, as well as independent non-binding broker quotations. The long-term debt of CSEs is valued using independent non-binding broker quotations and internal models including matrix pricing and discounted cash flow methodologies using current interest rates. The sensitivity of the estimated fair value to changes in the significant unobservable inputs for these assets and liabilities is similar in nature to that described below. The valuation techniques and significant unobservable inputs used in the fair value measurement for the more significant assets measured at estimated fair value on a nonrecurring basis and determined using significant unobservable inputs (Level 3) are summarized in "-- Nonrecurring Fair Value Measurements" and Note 10.

  A description of the sensitivity of the estimated fair value to changes in the significant unobservable inputs for certain of the major asset and liability classes described above is as follows:

  Securities

   Significant spread widening in isolation will adversely impact the overall valuation, while significant spread tightening will lead to substantial valuation increases. Significant increases (decreases) in expected default rates in isolation would result in substantially lower (higher) valuations. Significant increases (decreases) in offered quotes in isolation would result in substantially higher (lower) valuations. For U.S. and foreign corporate securities, significant increases (decreases) in illiquidity premiums in isolation would result in substantially lower (higher) valuations. For RMBS, CMBS and ABS, changes in the assumptions used for the probability of default is accompanied by a directionally similar change in the assumption used for the loss severity and a directionally opposite change in the assumptions used for prepayment rates.

  Interest rate derivatives

   Significant increases (decreases) in the unobservable portion of the swap yield curve in isolation will result in substantial valuation changes.

  Credit derivatives

   Credit derivatives with significant unobservable inputs are primarily comprised of credit default swaps written by the Company. Significant credit spread widening in isolation will result in substantially higher adverse valuations, while significant spread tightening will result in substantially lower adverse valuations. Significant increases (decreases) in offered quotes in isolation will result in substantially higher (lower) valuations.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


  Equity market derivatives

   Significant decreases in equity volatility in isolation will adversely impact overall valuation, while significant increases in equity volatility will result in substantial valuation increases.

  Direct and ceded guaranteed minimum benefits

   For any increase (decrease) in mortality and lapse rates, the fair value of the guarantees will decrease (increase). For any increase (decrease) in utilization and volatility, the fair value of the guarantees will increase (decrease). Specifically for GMWBs, for any increase (decrease) in withdrawal rates, the fair value of the guarantees will increase (decrease). Specifically for GMABs and GMIBs, for any increase (decrease) in withdrawal rates, the fair value of the guarantees will decrease (increase).

  The following tables summarize the change of all assets and (liabilities) measured at estimated fair value on a recurring basis using significant unobservable inputs (Level 3), including realized and unrealized gains (losses) of all assets and (liabilities) and realized and unrealized gains (losses) of all assets and (liabilities) still held at the end of the respective periods:

                                             Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
                                      -------------------------------------------------------------------------------------
                                                                   Fixed Maturity Securities:
                                      -------------------------------------------------------------------------------------
                                                               U.S.                         State and
                                         U.S.      Foreign   Treasury                       Political             Foreign
                                       Corporate  Corporate and Agency   RMBS      CMBS    Subdivision    ABS    Government
                                      ----------  --------- ---------- --------  --------  ----------- --------  ----------
                                                                          (In millions)
Year Ended December 31, 2012:
Balance, January 1,.................. $    1,432  $    580   $    --   $    239  $    147    $    23   $    220   $      2
Total realized/unrealized gains
 (losses) included in:
  Net income (loss): (1), (2)........
   Net investment income.............          7        --        --         --        --         --         --         --
   Net investment gains (losses).....         --       (24)       --         (4)       (1)        --         --         --
   Net derivative gains (losses).....         --        --        --         --        --         --         --         --
  Other comprehensive income (loss)..         66        44        --         39         6          2          8          1
Purchases (3)........................        227       269        --         61        22         --        148         --
Sales (3)............................       (183)      (56)       --        (63)      (71)        --        (15)        --
Issuances (3)........................         --        --        --         --        --         --         --         --
Settlements (3)......................         --        --        --         --        --         --         --         --
Transfers into Level 3 (4)...........         76        68        --          6        39         --         --         --
Transfers out of Level 3 (4).........       (191)      (13)       --         --       (17)        --        (18)        --
                                      ----------  --------   -------   --------  --------    -------   --------   --------
Balance, December 31,................ $    1,434  $    868   $    --   $    278  $    125    $    25   $    343   $      3
                                      ==========  ========   =======   ========  ========    =======   ========   ========
Changes in unrealized gains (losses)
 included in net income (loss): (5)
   Net investment income............. $        7  $      1   $    --   $     --  $     --    $    --   $     --   $     --
   Net investment gains (losses)..... $       --  $    (16)  $    --   $     (2) $     --    $    --   $     --   $     --
   Net derivative gains (losses)..... $       --  $     --   $    --   $     --  $     --    $    --   $     --   $     --

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


                                                   Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
                                      ---------------------------------------------------------------------------------------
                                       Equity Securities:                       Net Derivatives: (6)
                                      -------------------              -------------------------------------
                                                   Non-                          Foreign
                                                redeemable                       Currency                           Net
                                       Common   Preferred  Short-term  Interest  Exchange            Equity      Embedded
                                       Stock      Stock    Investments   Rate      Rate    Credit    Market   Derivatives (7)
                                      --------  ---------- ----------- --------  -------- --------  --------  ---------------
                                                                                (In millions)
Year Ended December 31, 2012:
Balance, January 1,.................. $     21   $     76   $     10   $    174  $    --  $     (1) $     43     $  1,032
Total realized/unrealized gains
 (losses) included in:
 Net income (loss): (1), (2)
   Net investment income.............       --         --         --         --       --        --        --           --
   Net investment gains (losses).....       (2)        --         --         --       --        --        --           --
   Net derivative gains (losses).....       --         --         --          1       --        10       (91)       1,273
 Other comprehensive income (loss)...        9         20         --          1       --        --        --           --
Purchases (3)........................       --         --         13         --       --        --        --           --
Sales (3)............................       (2)        (3)       (10)        --       --        --        --           --
Issuances (3)........................       --         --         --        (10)      --        --        --           --
Settlements (3)......................       --         --         --        (47)      --        --        (3)         (15)
Transfers into Level 3 (4)...........       --         --         --         --       --        --        --           --
Transfers out of Level 3 (4).........       --         --         --         --       --         1        --           --
                                      --------   --------   --------   --------  -------  --------  --------     --------
Balance, December 31,................ $     26   $     93   $     13   $    119  $    --  $     10  $    (51)    $  2,290
                                      ========   ========   ========   ========  =======  ========  ========     ========
Changes in unrealized gains (losses)
 included in net income (loss): (5)
   Net investment income............. $     --   $     --   $     --   $     --  $    --  $     --  $     --     $     --
   Net investment gains (losses)..... $     (4)  $     --   $     --   $     --  $    --  $     --  $     --     $     --
   Net derivative gains (losses)..... $     --   $     --   $     --   $      3  $    --  $     11  $    (88)    $  1,282

                                      ----------



                                       Separate
                                       Account
                                      Assets (8)
                                      ----------

Year Ended December 31, 2012:
Balance, January 1,..................  $    130
Total realized/unrealized gains
 (losses) included in:
 Net income (loss): (1), (2)
   Net investment income.............        --
   Net investment gains (losses).....        16
   Net derivative gains (losses).....        --
 Other comprehensive income (loss)...        --
Purchases (3)........................         1
Sales (3)............................        (5)
Issuances (3)........................        --
Settlements (3)......................        --
Transfers into Level 3 (4)...........         1
Transfers out of Level 3 (4).........        (2)
                                       --------
Balance, December 31,................  $    141
                                       ========
Changes in unrealized gains (losses)
 included in net income (loss): (5)
   Net investment income.............  $     --
   Net investment gains (losses).....  $     --
   Net derivative gains (losses).....  $     --

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


                                               Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
                                      ----------------------------------------------------------------------------------------
                                                                     Fixed Maturity Securities:
                                      ----------------------------------------------------------------------------------------
                                                                U.S.                           State and
                                         U.S.      Foreign    Treasury                         Political              Foreign
                                       Corporate  Corporate  and Agency    RMBS       CMBS    Subdivision    ABS     Government
                                      ----------  ---------  ---------- ---------  ---------  ----------- ---------  ----------
                                                                            (In millions)
Year Ended December 31, 2011:
Balance, January 1,.................. $    1,510  $     880  $      34  $     282  $     130   $      32  $     321  $      14
Total realized/unrealized gains
 (losses) included in:
 Net income (loss): (1), (2)
   Net investment income.............          6          1         --          1         --          --         --         --
   Net investment gains (losses).....         32        (20)        --         (5)        --          --         (6)        --
   Net derivative gains (losses).....         --         --         --         --         --          --         --         --
 Other comprehensive income (loss)...         80         22         --         (9)        19          (8)         8         --
Purchases (3)........................         76        282         --         16         17          --        166         --
Sales (3)............................       (175)      (515)        --        (34)       (19)         (1)       (46)       (12)
Issuances (3)........................         --         --         --         --         --          --         --         --
Settlements (3)......................         --         --         --         --         --          --         --         --
Transfers into Level 3 (4)...........         40          3         --          1         --          --         --         --
Transfers out of Level 3 (4).........       (137)       (73)       (34)       (13)        --          --       (223)        --
                                      ----------  ---------  ---------  ---------  ---------   ---------  ---------  ---------
Balance, December 31,................ $    1,432  $     580  $      --  $     239  $     147   $      23  $     220  $       2
                                      ==========  =========  =========  =========  =========   =========  =========  =========
Changes in unrealized gains (losses)
 included in net income (loss): (5)
   Net investment income............. $        6  $       1  $      --  $       1  $      --   $      --  $      --  $      --
   Net investment gains (losses)..... $       --  $      (9) $      --  $      (5) $      --   $      --  $      (2) $      --
   Net derivative gains (losses)..... $       --  $      --  $      --  $      --  $      --   $      --  $      --  $      --

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


                                                     Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
                                      -------------------------------------------------------------------------------------------
                                       Equity Securities:                         Net Derivatives: (6)
                                      --------------------              ----------------------------------------
                                                    Non-                           Foreign
                                                 redeemable                        Currency                             Net
                                        Common   Preferred  Short-term   Interest  Exchange              Equity      Embedded
                                        Stock      Stock    Investments    Rate      Rate      Credit    Market   Derivatives (7)
                                      ---------  ---------- ----------- ---------  --------- ---------  --------  ---------------
                                                                                  (In millions)
Year Ended December 31, 2011:
Balance, January 1,.................. $      22  $     214   $     173  $     (61) $      -- $      11  $     12     $     677
Total realized/unrealized gains
 (losses) included in:
 Net income (loss): (1), (2)
   Net investment income.............        --         --          --         --         --        --        --            --
   Net investment gains (losses).....         2        (24)         (1)        --         --        --        --            --
   Net derivative gains (losses).....        --         --          --         50         --       (10)       32           277
 Other comprehensive income (loss)...        (6)         1          --        199         --        --        --            --
Purchases (3)........................         9         --          10         --         --        --         3            --
Sales (3)............................        (6)      (115)       (172)        --         --        --        --            --
Issuances (3)........................        --         --          --         --         --        (1)       (4)           --
Settlements (3)......................        --         --          --        (13)        --        (1)       --            78
Transfers into Level 3 (4)...........        --         --          --         (1)        --        --        --            --
Transfers out of Level 3 (4).........        --         --          --         --         --        --        --            --
                                      ---------  ---------   ---------  ---------  --------- ---------  --------     ---------
Balance, December 31,................ $      21  $      76   $      10  $     174  $      -- $      (1) $     43     $   1,032
                                      =========  =========   =========  =========  ========= =========  ========     =========
Changes in unrealized gains (losses)
 included in net income (loss): (5)
   Net investment income............. $      --  $      --   $      --  $      --  $      -- $      --  $     --     $      --
   Net investment gains (losses)..... $      --  $      (3)  $      --  $      --  $      -- $      --  $     --     $      --
   Net derivative gains (losses)..... $      --  $      --   $      --  $      39  $      -- $     (10) $     33     $     279

                                      ----------



                                       Separate
                                       Account
                                      Assets (8)
                                      ----------

Year Ended December 31, 2011:
Balance, January 1,.................. $     133
Total realized/unrealized gains
 (losses) included in:
 Net income (loss): (1), (2)
   Net investment income.............        --
   Net investment gains (losses).....        (7)
   Net derivative gains (losses).....        --
 Other comprehensive income (loss)...        --
Purchases (3)........................         5
Sales (3)............................        (1)
Issuances (3)........................        --
Settlements (3)......................        --
Transfers into Level 3 (4)...........        --
Transfers out of Level 3 (4).........        --
                                      ---------
Balance, December 31,................ $     130
                                      =========
Changes in unrealized gains (losses)
 included in net income (loss): (5)
   Net investment income............. $      --
   Net investment gains (losses)..... $      --
   Net derivative gains (losses)..... $      --

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


                                               Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
                                      -----------------------------------------------------------------------------------------
                                                                      Fixed Maturity Securities:
                                      -----------------------------------------------------------------------------------------
                                                                U.S.                           State and
                                         U.S.      Foreign    Treasury                         Political               Foreign
                                       Corporate  Corporate  and Agency    RMBS       CMBS    Subdivision     ABS     Government
                                      ----------  ---------  ---------- ---------  ---------  ----------- ----------  ----------
                                                                            (In millions)
Year Ended December 31, 2010:
Balance, January 1,.................. $    1,605  $     994  $      33  $     272  $      45  $       32  $      290  $      16
Total realized/unrealized gains
 (losses) included in:
 Net income (loss): (1), (2)
   Net investment income.............          7         (1)        --          1         --          --           1         --
   Net investment gains (losses).....         (5)        (3)        --         (4)        --          --          (5)        --
   Net derivative gains (losses).....         --         --         --         --         --          --          --         --
 Other comprehensive income (loss)...         79         90          2         47         21           4          34         --
Purchases, sales, issuances and
 settlements (3).....................       (173)      (199)        (1)       (48)         1          (1)         53          4
Transfers into Level 3 (4)...........        147        114         --         21         85          --          --          3
Transfers out of Level 3 (4).........       (150)      (115)        --         (7)       (22)         (3)        (52)        (9)
                                      ----------  ---------  ---------  ---------  ---------  ----------  ----------  ---------
Balance, December 31,................ $    1,510  $     880  $      34  $     282  $     130  $       32  $      321  $      14
                                      ==========  =========  =========  =========  =========  ==========  ==========  =========
Changes in unrealized gains (losses)
 included in net income (loss): (5)
   Net investment income............. $        6  $      --  $      --  $      --  $      --  $       --  $        1  $      --
   Net investment gains (losses)..... $      (10) $      --  $      --  $      (2) $      --  $       --  $       --  $      --
   Net derivative gains (losses)..... $       --  $      --  $      --  $      --  $      --  $       --  $       --  $      --

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


                                              Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
                                      ---------------------------------------------------------------------------------------
                                      Equity Securities:                  Net Derivatives: (6)
-                                     ----------------               ------------------------------
                                                 Non-                         Foreign
                                              redeemable                      Currency                     Net        Separate
                                      Common  Preferred  Short-term  Interest Exchange        Equity    Embedded      Account
                                      Stock     Stock    Investments   Rate     Rate   Credit Market Derivatives (7) Assets (8)
                                      ------  ---------- ----------- -------- -------- ------ ------ --------------- ----------
                                                                           (In millions)
Year Ended December 31, 2010:
Balance, January 1,.................. $   11   $    258    $     8    $   2    $   23  $   4  $  18     $     445      $  153
Total realized/unrealized gains
 (losses) included in:
  Net income (loss): (1), (2)
   Net investment income.............     --         --          1       --        --     --     --            --          --
   Net investment gains (losses).....      5         15         --       --        --     --     --            --          (5)
   Net derivative gains (losses).....     --         --         --       10        --      3     (6)          135          --
  Other comprehensive income
   (loss)............................      3          6         --      (71)       --     13     --            --          --
Purchases, sales, issuances and
 settlements (3).....................      3        (65)       164       (2)       --     (9)    --            97         (12)
Transfers into Level 3 (4)...........     --         --         --       --        --     --     --            --          --
Transfers out of Level 3 (4).........     --         --         --       --       (23)    --     --            --          (3)
                                      ------   --------    -------    -----    ------  -----  -----     ---------      ------
Balance, December 31,................ $   22   $    214    $   173    $ (61)   $   --  $  11  $  12     $     677      $  133
                                      ======   ========    =======    =====    ======  =====  =====     =========      ======
Changes in unrealized gains (losses)
 included in net income (loss): (5)
   Net investment income............. $   --   $     --    $     1    $  --    $   --  $  --  $  --     $      --      $   --
   Net investment gains (losses)..... $   --   $     --    $    --    $  --    $   --  $  --  $  --     $      --      $   --
   Net derivative gains (losses)..... $   --   $     --    $    --    $  10    $   --  $   3  $  (6)    $     137      $   --

--------
(1)Amortization of premium/discount is included within net investment income. Impairments charged to net income (loss) on securities are included in net investment gains (losses). Lapses associated with net embedded derivatives are included in net derivative gains (losses).

(2)Interest and dividend accruals, as well as cash interest coupons and dividends received, are excluded from the rollforward.

(3)The amount reported within purchases, sales, issuances and settlements is the purchase or issuance price and the sales or settlement proceeds based upon the actual date purchased or issued and sold or settled, respectively. Items purchased/issued and sold/settled in the same period are excluded from the rollforward. Fees attributed to embedded derivatives are included in settlements.

(4)Gains and losses, in net income (loss) and OCI, are calculated assuming transfers into and/or out of Level 3 occurred at the beginning of the period. Items transferred into and then out of Level 3 in the same period are excluded from the rollforward.

(5)Relates to assets and liabilities still held at the end of the respective periods.

(6)Freestanding derivative assets and liabilities are presented net for purposes of the rollforward.

(7)Embedded derivative assets and liabilities are presented net for purposes of the rollforward.

(8)Investment performance related to separate account assets is fully offset by corresponding amounts credited to contractholders within separate account liabilities. Therefore, such changes in estimated fair value are not recorded in net income. For the purpose of this disclosure, these changes are presented within net investment gains (losses).

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


Fair Value Option

  The following table presents information for certain assets and liabilities held by CSEs, which are accounted for under the FVO. These assets and liabilities were initially measured at fair value.

                                                                             December 31,
                                                                           -----------------
                                                                             2012     2011
                                                                           -------- --------
                                                                             (In millions)
Assets: (1)
Unpaid principal balance.................................................. $  2,539 $  3,019
Difference between estimated fair value and unpaid principal balance......      127      119
                                                                           -------- --------
 Carrying value at estimated fair value................................... $  2,666 $  3,138
                                                                           ======== ========
Liabilities: (1)
Contractual principal balance............................................. $  2,444 $  2,925
Difference between estimated fair value and contractual principal balance.      115      140
                                                                           -------- --------
 Carrying value at estimated fair value................................... $  2,559 $  3,065
                                                                           ======== ========

--------
(1)These assets and liabilities are comprised of commercial mortgage loans and long-term debt. Changes in estimated fair value of these assets and liabilities and gains or losses on sales of these assets are recognized in net investment gains (losses). Interest income on commercial mortgage loans held by CSEs is recognized in net investment income. Interest expense from long-term debt of CSEs is recognized in other expenses.

Nonrecurring Fair Value Measurements

  The following table presents information for assets measured at estimated fair value on a nonrecurring basis during the periods presented; that is, they are not measured at fair value on a recurring basis but are subject to fair value adjustments only in certain circumstances (for example, when there is evidence of impairment). The estimated fair values for these assets were determined using significant unobservable inputs (Level 3).

                                                        Years Ended December 31,
                   -------------------------------------------------------------------------------------------------
                                 2012                             2011                             2010
                   -------------------------------  -------------------------------  -------------------------------
                    Carrying    Carrying             Carrying    Carrying             Carrying    Carrying
                      Value       Value                Value       Value                Value       Value
                    Prior to      After     Gains    Prior to      After     Gains    Prior to      After     Gains
                   Measurement Measurement (Losses) Measurement Measurement (Losses) Measurement Measurement (Losses)
                   ----------- ----------- -------- ----------- ----------- -------- ----------- ----------- --------
                                                             (In millions)
Mortgage loans,
 net (1)..........  $      61   $     65    $    4   $     --     $    8    $     8    $    --     $    --   $    --
Other limited
 partnership
 interests (2)....  $       9   $      6    $   (3)  $      7     $    5    $    (2)   $    33     $    22   $   (11)
Real estate joint
 ventures (3).....  $       5   $      2    $   (3)  $     --     $   --    $    --    $    25     $     5   $   (20)
Goodwill (4)......  $     394   $     --    $ (394)  $     --     $   --    $    --    $    --     $    --   $    --

--------
(1)The carrying value after measurement has been adjusted for the excess of the carrying value prior to measurement over the estimated fair value. Estimated fair values for impaired mortgage loans are based on

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

   independent broker quotations or valuation models using unobservable inputs or, if the loans are in foreclosure or are otherwise determined to be collateral dependent, are based on the estimated fair value of the underlying collateral, or the present value of the expected future cash flows.

(2)These investments were accounted for using the cost method. Estimated fair value is determined from information provided in the financial statements of the underlying entities including NAV data. These investments include private equity and debt funds that typically invest primarily in various strategies including domestic and international leveraged buyout funds; power, energy, timber and infrastructure development funds; venture capital funds; and below investment grade debt and mezzanine debt funds. Distributions will be generated from investment gains, from operating income from the underlying investments of the funds and from liquidation of the underlying assets of the funds. It is estimated that the underlying assets of the funds will be liquidated over the next two to 10 years. Unfunded commitments for these investments at both December 31, 2012 and 2011 were not significant.

(3)These investments were accounted for using the cost method. Estimated fair value is determined from information provided in the financial statements of the underlying entities including NAV data. These investments include several real estate funds that typically invest primarily in commercial real estate. Distributions will be generated from investment gains, from operating income from the underlying investments of the funds and from liquidation of the underlying assets of the funds. It is estimated that the underlying assets of the funds will be liquidated over the next two to 10 years. Unfunded commitments for these investments at both December 31, 2012 and 2011 were not significant.

(4)As discussed in Note 10, in 2012, the Company recorded an impairment of goodwill associated with the Retail Annuities reporting unit.

Fair Value of Financial Instruments Carried at Other Than Fair Value

  The following tables provide fair value information for financial instruments that are carried on the balance sheet at amounts other than fair value. These tables exclude the following financial instruments: cash and cash equivalents, accrued investment income, payables for collateral under securities loaned and other transactions and those short-term investments that are not securities, such as time deposits, and therefore are not included in the three level hierarchy table disclosed in the "-- Recurring Fair Value Measurements" section. The estimated fair value of these financial instruments, which are primarily classified in Level 2 and, to a lesser extent, in Level 1, approximate carrying value as they are short-term in nature such that the Company believes there is minimal risk of material changes in interest rates or credit quality. The tables below also exclude financial instruments reported at estimated fair value on a recurring basis. See "-- Recurring Fair Value Measurements." All remaining balance sheet amounts excluded from the table below are not considered financial instruments subject to this disclosure.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


  The carrying values and estimated fair values for such financial instruments, and their corresponding placement in the fair value hierarchy, are summarized as follows at:

                                                              December 31, 2012
                                             ---------------------------------------------------
                                                         Fair Value Hierarchy
                                                      --------------------------
                                             Carrying                            Total Estimated
                                              Value    Level 1 Level 2 Level 3     Fair Value
                                             -------- -------- ------- --------- ---------------
                                                                (In millions)
Assets:
Mortgage loans, net......................... $  6,491  $   --  $    -- $   7,009   $     7,009
Policy loans................................ $  1,216  $   --  $   861 $     450   $     1,311
Real estate joint ventures.................. $     59  $   --  $    -- $     101   $       101
Other limited partnership interests......... $     94  $   --  $    -- $     103   $       103
Other invested assets....................... $    432  $   --  $   548 $      --   $       548
Premiums, reinsurance and other receivables. $  6,015  $   --  $    86 $   6,914   $     7,000
Liabilities:
PABs........................................ $ 22,613  $   --  $    -- $  24,520   $    24,520
Long-term debt.............................. $    791  $   --  $ 1,076 $      --   $     1,076
Other liabilities........................... $    237  $   --  $    81 $     156   $       237
Separate account liabilities................ $  1,296  $   --  $ 1,296 $      --   $     1,296
Commitments: (1)
Mortgage loan commitments................... $     --  $   --  $    -- $       1   $         1
Commitments to fund bank credit facilities
  and private corporate bond investments.... $     --  $   --  $     6 $      --   $         6

                                                                           December 31, 2011
                                                                       -------------------------
                                                                                    Estimated
                                                                       Carrying       Fair
                                                                        Value         Value
                                                                       --------- ---------------
                                                                             (In millions)
Assets:
Mortgage loans, net................................................... $   6,662   $     6,946
Policy loans.......................................................... $   1,203   $     1,307
Real estate joint ventures............................................ $      69   $       107
Other limited partnership interests................................... $      98   $       126
Other invested assets................................................. $     430   $       477
Premiums, reinsurance and other receivables........................... $   5,973   $     6,880
Liabilities:
PABs.................................................................. $  23,144   $    24,732
Long-term debt........................................................ $     792   $       970
Other liabilities..................................................... $     224   $       224
Separate account liabilities.......................................... $   1,240   $     1,240
Commitments: (1)
Mortgage loan commitments............................................. $      --   $        --
Commitments to fund bank credit facilities
  and private corporate bond investments.............................. $      --   $         7

--------
(1)Commitments are off-balance sheet obligations. Negative estimated fair values represent off-balance sheet liabilities. See Note 15 for additional information on these off-balance sheet obligations.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


  The methods, assumptions and significant valuation techniques and inputs used to estimate the fair value of financial instruments are summarized as follows:

  Mortgage Loans

  The estimated fair value of mortgage loans is primarily determined by estimating expected future cash flows and discounting them using current interest rates for similar mortgage loans with similar credit risk.

  Policy Loans

  Policy loans with fixed interest rates are classified within Level 3. The estimated fair values for these loans are determined using a discounted cash flow model applied to groups of similar policy loans determined by the nature of the underlying insurance liabilities. Cash flow estimates are developed by applying a weighted-average interest rate to the outstanding principal balance of the respective group of policy loans and an estimated average maturity determined through experience studies of the past performance of policyholder repayment behavior for similar loans. These cash flows are discounted using current risk-free interest rates with no adjustment for borrower credit risk as these loans are fully collateralized by the cash surrender value of the underlying insurance policy. Policy loans with variable interest rates are classified within Level 2 and the estimated fair value approximates carrying value due to the absence of borrower credit risk and the short time period between interest rate resets, which presents minimal risk of a material change in estimated fair value due to changes in market interest rates.

  Real Estate Joint Ventures and Other Limited Partnership Interests

  The amounts disclosed in the preceding tables consist of those investments accounted for using the cost method. The estimated fair values for such cost method investments are generally based on the Company's share of the NAV as provided in the financial statements of the investees. In certain circumstances, management may adjust the NAV by a premium or discount when it has sufficient evidence to support applying such adjustments.

  Other Invested Assets

  Other invested assets within the preceding tables are principally comprised of loans to affiliates. The estimated fair value of loans to affiliates is determined by discounting the expected future cash flows using market interest rates currently available for instruments with similar terms and remaining maturities.

  Premiums, Reinsurance and Other Receivables

  Premiums, reinsurance and other receivables in the preceding tables are principally comprised of certain amounts recoverable under reinsurance agreements, amounts on deposit with financial institutions to facilitate daily settlements related to certain derivatives and amounts receivable for securities sold but not yet settled.

  Amounts recoverable under ceded reinsurance agreements, which the Company has determined do not transfer significant risk such that they are accounted for using the deposit method of accounting, have been classified as Level 3. The valuation is based on discounted cash flow methodologies using significant unobservable inputs. The estimated fair value is determined using interest rates determined to reflect the appropriate credit standing of the assuming counterparty.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


  The amounts on deposit for derivative settlements, classified within Level 2, essentially represent the equivalent of demand deposit balances and amounts due for securities sold are generally received over short periods such that the estimated fair value approximates carrying value.

  PABs

  PABs in the preceding tables include investment contracts. Embedded derivatives on investment contracts and certain variable annuity guarantees accounted for as embedded derivatives are excluded from this caption in the preceding tables as they are separately presented in "-- Recurring Fair Value Measurements."

  The investment contracts primarily include certain funding agreements, fixed deferred annuities, modified guaranteed annuities, fixed term payout annuities and total control accounts. The valuation of these investment contracts is based on discounted cash flow methodologies using significant unobservable inputs. The estimated fair value is determined using current market risk-free interest rates adding a spread to reflect the nonperformance risk in the liability.

  Long-term Debt

  The estimated fair value of long-term debt is principally determined using market standard valuation methodologies. Valuations are based primarily on quoted prices in markets that are not active or using matrix pricing that use standard market observable inputs such as quoted prices in markets that are not active and observable yields and spreads in the market. Instruments valued using discounted cash flow methodologies use standard market observable inputs including market yield curve, duration, observable prices and spreads for similar publicly traded or privately traded issues.

  Other Liabilities

  Other liabilities consist primarily of interest payable, amounts due for securities purchased but not yet settled and funds withheld amounts payable, which are contractually withheld by the Company in accordance with the terms of the reinsurance agreements. The Company evaluates the specific terms, facts and circumstances of each instrument to determine the appropriate estimated fair values, which are not materially different from the carrying values.

  Separate Account Liabilities

  Separate account liabilities included in the preceding tables represent those balances due to policyholders under contracts that are classified as investment contracts.

  Separate account liabilities classified as investment contracts primarily represent variable annuities with no significant mortality risk to the Company such that the death benefit is equal to the account balance and certain contracts that provide for benefit funding.

  Since separate account liabilities are fully funded by cash flows from the separate account assets which are recognized at estimated fair value as described in the section "-- Recurring Fair Value Measurements," the value of those assets approximates the estimated fair value of the related separate account liabilities. The valuation techniques and inputs for separate account liabilities are similar to those described for separate account assets.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


  Mortgage Loan Commitments and Commitments to Fund Bank Credit Facilities and Private Corporate Bond Investments

  The estimated fair values for mortgage loan commitments that will be held for investment and commitments to fund bank credit facilities and private corporate bonds that will be held for investment reflected in the above tables represent the difference between the discounted expected future cash flows using interest rates that incorporate current credit risk for similar instruments on the reporting date and the principal amounts of the commitments.

10. Goodwill

  Goodwill is the excess of cost over the estimated fair value of net assets acquired. Goodwill is not amortized but is tested for impairment at least annually or more frequently if events or circumstances, such as adverse changes in the business climate, indicate that there may be justification for conducting an interim test. Step 1 of the goodwill impairment process requires a comparison of the fair value of a reporting unit to its carrying value. In performing the Company's goodwill impairment tests, the estimated fair values of the reporting units are first determined using a market multiple valuation approach. When further corroboration is required, the Company uses a discounted cash flow valuation approach. For reporting units which are particularly sensitive to market assumptions, such as the Retail Annuities and Life & Other reporting units, the Company may use additional valuation methodologies to estimate the reporting units' fair values.

  The market multiple valuation approach utilizes market multiples of companies with similar businesses and the projected operating earnings of the reporting unit. The discounted cash flow valuation approach requires judgments about revenues, operating earnings projections, capital market assumptions and discount rates. The key inputs, judgments and assumptions necessary in determining estimated fair value of the reporting units include projected operating earnings, current book value, the level of economic capital required to support the mix of business, long-term growth rates, comparative market multiples, the account value of in-force business, projections of new and renewal business, as well as margins on such business, the level of interest rates, credit spreads, equity market levels, and the discount rate that the Company believes is appropriate for the respective reporting unit. The estimated fair values of the Retail Annuities and Life & Other reporting units are particularly sensitive to equity market levels.

  The valuation methodologies utilized are subject to key judgments and assumptions that are sensitive to change. Estimates of fair value are inherently uncertain and represent only management's reasonable expectation regarding future developments. These estimates and the judgments and assumptions upon which the estimates are based will, in all likelihood, differ in some respects from actual future results. Declines in the estimated fair value of the Company's reporting units could result in goodwill impairments in future periods which could materially adversely affect the Company's results of operations or financial position.

  In connection with its annual goodwill impairment testing, an actuarial appraisal which estimates the net worth of the reporting unit, the value of existing business and the value of new business was performed for the Retail Annuities reporting unit that resulted in a fair value of the reporting unit less than the carrying value, indicating a potential for goodwill impairment. The growing concern regarding an extended period of low interest rates was reflected in the fair value estimate, particularly on the returns a market buyer would assume on the fixed income portion of separate account annuity products. In addition, industry-wide inquiries by regulators on the use of affiliated captive reinsurers for off-shore entities to reinsure insurance risks may limit access to this type of capital structure. As a result, a market buyer may discount the ability to fully utilize these structures,

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

which also affected the fair value estimate of the reporting unit. Accordingly, the Company performed Step 2 of the goodwill impairment process, which compares the implied fair value of goodwill with the carrying value of that goodwill in the reporting unit to calculate the amount of goodwill impairment. The Company determined that all of the recorded goodwill associated with the Retail Annuities reporting unit was not recoverable and recorded a non-cash charge of $394 million ($147 million, net of income tax) for the impairment of the entire goodwill balance in the consolidated statements of operations for the year ended December 31, 2012. Of this amount, $327 million ($80 million, net of income tax) was impaired at MetLife Insurance Company of Connecticut.

  In addition, the Company performed its annual goodwill impairment tests of its other reporting units and concluded that the fair values of all such reporting units were in excess of their carrying values and, therefore, their goodwill was not impaired.

  In the third quarter of 2012, the Company continued to realign certain products and businesses among its existing segments, as well as Corporate & Other. As a result, the Company reallocated $5 million of goodwill from Corporate & Other to the Retail segment. There were no acquisitions, dispositions or impairments of goodwill for both the years ended December 31, 2011 and 2010.

  Information regarding goodwill by segment, as well as Corporate & Other, was as follows:

                                            Corporate
                                             Benefit   Corporate
                                    Retail   Funding  & Other (1)  Total
                                   -------  --------- ----------- -------
                                                (In millions)
     Balance at December 31, 2011
     Goodwill..................... $   241   $   307    $   405   $   953
     Accumulated impairment.......      --        --         --        --
                                   -------   -------    -------   -------
      Total goodwill, net......... $   241   $   307    $   405   $   953

     Impairments.................. $  (218)  $    --    $  (176)  $  (394)

     Balance at December 31, 2012
     Goodwill.....................     241       307        405       953
     Accumulated impairment.......    (218)       --       (176)     (394)
                                   -------   -------    -------   -------
      Total goodwill, net......... $    23   $   307    $   229   $   559
                                   =======   =======    =======   =======

--------
(1)The $405 million of goodwill in Corporate & Other relates to goodwill acquired as a part of the 2005 Travelers acquisition. For purposes of goodwill impairment testing, $396 million of the $405 million of Corporate & Other goodwill was allocated to business units of the Retail and Corporate Benefit Funding segments in the amounts of $210 million and $186 million, respectively. The Retail segment amount was further allocated within the segment to the Life & Other and the Annuities reporting units in the amounts of $34 million and $176 million, respectively. Also included in Corporate & Other is $9 million of goodwill associated with ancillary group life and non-medical health business. As reflected in the table, the $176 million related to the Retail Annuities reporting unit was impaired in the third quarter of 2012.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


11. Debt

  Long-term debt outstanding was as follows:

                                                             December 31,
                                       Interest           -------------------
                                         Rate    Maturity   2012      2011
                                       --------  -------- --------- ---------
                                                             (In millions)
   Surplus notes -- affiliated........    8.60 %   2038   $     750 $     750
   Long-term debt -- unaffiliated (1).    7.03 %   2030          41        42
                                                          --------- ---------
    Total long-term debt (2)..........                    $     791 $     792
                                                          ========= =========

--------
(1)Principal and interest is paid quarterly.

(2)Excludes $2.6 billion and $3.1 billion of long-term debt relating to CSEs at December 31, 2012 and 2011, respectively. See Note 7.

  On December 23, 2010, Greater Sandhill I, LLC ("Greater Sandhill"), an affiliate of MLI-USA, issued to a third party $45 million of long-term notes maturing in 2030 with an interest rate of 7.03%. The notes were issued in exchange for certain investments, which are included in other invested assets. During the years ended December 31, 2012 and 2011, Greater Sandhill repaid
$1 million and $3 million, respectively, of the long-term notes.

  In December 2010, MetLife Insurance Company of Connecticut repaid the $200 million surplus note issued to MetLife Credit Corporation.

  The aggregate maturities of long-term debt at December 31, 2012 are $1 million in each of 2013, 2014, 2015, 2016 and 2017, and $786 million thereafter.

  Interest expense related to the Company's indebtedness included in other expenses was $68 million, $67 million and $70 million for the years ended December 31, 2012, 2011 and 2010, respectively.

  Payments of interest and principal on the outstanding surplus notes, which are subordinate to all other obligations at the operating company level, may be made only with the prior approval of the insurance department of the state of domicile.

12. Equity

 Return of Capital

  During the year ended December 31, 2011, Sino-US MetLife Insurance Company Limited ("Sino"), an insurance underwriting joint venture of the Company accounted for under the equity method, merged with United MetLife Insurance Company Limited ("United"), another insurance underwriting joint venture of an affiliate of the Company. MetLife Insurance Company of Connecticut's ownership interest in the merged entity, Sino-US United MetLife Insurance Company Limited ("Sino-United") was determined based on its contributed capital and share of undistributed earnings of Sino compared to the contributed capital and undistributed earnings of all other investees of Sino and United. Since both of the joint ventures were under common ownership both prior to and subsequent to the merger, MetLife Insurance Company of Connecticut's investment in Sino-United is based on the carrying value of its investment in Sino. Pursuant to the merger, MetLife Insurance Company of Connecticut entered into an

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

agreement to pay the affiliate an amount based on the relative fair values of their respective investments in Sino-United. Accordingly, upon completion of the estimation of fair value, $47 million, representing a return of capital, was paid during the year ended December 31, 2011. MetLife Insurance Company of Connecticut's investment in Sino-United is accounted for under the equity method and is included in other invested assets.

 Common Stock

  The Company has 40,000,000 authorized shares of common stock, 34,595,317 shares of which were outstanding at both December 31, 2012 and 2011. Of such outstanding shares, 30,000,000 shares are owned directly by MetLife and the remaining shares are owned by MetLife Investors Group, Inc.

 Statutory Equity and Income

  Each U.S. insurance company's state of domicile imposes risk-based capital ("RBC") requirements that were developed by the National Association of Insurance Commissioners ("NAIC"). Regulatory compliance is determined by a ratio of a company's total adjusted capital, calculated in the manner prescribed by the NAIC ("TAC") to its authorized control level RBC, calculated in the manner prescribed by the NAIC ("ACL RBC"). Companies below specific trigger points or ratios are classified within certain levels, each of which requires specified corrective action. The minimum level of TAC before corrective action commences is twice ACL RBC ("Company Action RBC"). TAC for MetLife Insurance Company of Connecticut and its U.S. insurance subsidiary, MLI-USA, were in excess of four times Company Action RBC for all periods presented.

  As of December 31, 2012, the Company's sole foreign insurance subsidiary, MetLife Assurance Limited was regulated by authorities in the United Kingdom and was subject to minimum capital and solvency requirements before corrective action commences. As of December 31, 2012, the required capital and surplus was $143 million and the actual regulatory capital and surplus was $352 million. Each of the Company's foreign insurance subsidiaries exceeded minimum capital and solvency requirements of their respective countries for all other periods presented.

  MetLife Insurance Company of Connecticut and its insurance subsidiaries prepare statutory-basis financial statements in accordance with statutory accounting practices prescribed or permitted by the insurance department of the state of domicile or applicable foreign jurisdiction. The NAIC has adopted the Codification of Statutory Accounting Principles ("Statutory Codification"). Statutory Codification is intended to standardize regulatory accounting and reporting to state insurance departments. However, statutory accounting principles continue to be established by individual state laws and permitted practices. Modifications by the various state insurance departments may impact the effect of Statutory Codification on the statutory capital and surplus of MetLife Insurance Company of Connecticut and MLI-USA.

  Statutory accounting principles differ from GAAP primarily by charging policy acquisition costs to expense as incurred, establishing future policy benefit liabilities using different actuarial assumptions, reporting surplus notes as surplus instead of debt, reporting of reinsurance agreements and valuing securities on a different basis.

  In addition, certain assets are not admitted under statutory accounting principles and are charged directly to surplus. The most significant assets not admitted by the Company are net deferred income tax assets resulting from temporary differences between statutory accounting principles basis and tax basis not expected to reverse and become recoverable within three years.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


  Statutory net income (loss) of MetLife Insurance Company of Connecticut, a Connecticut domiciled insurer, was $848 million, $46 million and $668 million for the years ended December 31, 2012, 2011 and 2010, respectively. Statutory capital and surplus was $5.3 billion and $5.1 billion at December 31, 2012 and 2011, respectively. All such amounts are derived from the statutory-basis financial statements as filed with the Connecticut Insurance Department.

  Statutory net income (loss) of MLI-USA, a Delaware domiciled insurer, was $84 million, $178 million and $2 million for the years ended December 31, 2012, 2011 and 2010, respectively. Statutory capital and surplus was $1.7 billion at both December 31, 2012 and 2011. All such amounts are derived from the statutory-basis financial statements as filed with the Delaware Department of Insurance.

 Dividend Restrictions

  Under Connecticut State Insurance Law, MetLife Insurance Company of Connecticut is permitted, without prior insurance regulatory clearance, to pay stockholder dividends to its stockholders as long as the amount of such dividends, when aggregated with all other dividends in the preceding 12 months, does not exceed the greater of: (i) 10% of its surplus to policyholders as of the end of the immediately preceding calendar year; or (ii) its statutory net gain from operations for the immediately preceding calendar year. MetLife Insurance Company of Connecticut will be permitted to pay a dividend in excess of the greater of such two amounts only if it files notice of its declaration of such a dividend and the amount thereof with the Connecticut Commissioner of Insurance (the "Connecticut Commissioner") and the Connecticut Commissioner either approves the distribution of the dividend or does not disapprove the payment within 30 days after notice. In addition, any dividend that exceeds earned surplus (defined as "unassigned funds (surplus)" reduced by 25% of unrealized appreciation in value or revaluation of assets or unrealized profits on investments) as of the last filed annual statutory statement requires insurance regulatory approval. Under Connecticut State Insurance Law, the Connecticut Commissioner has broad discretion in determining whether the financial condition of a stock life insurance company would support the payment of such dividends to its stockholders. During the year ended December 31, 2012, MetLife Insurance Company of Connecticut paid total dividends of $706 million. During June 2012, the Company distributed all of the issued and outstanding shares of common stock of MetLife Europe to its stockholders as an in-kind extraordinary dividend of $202 million, as calculated on a statutory basis. Regulatory approval for this extraordinary dividend was obtained due to the timing of payment. During December 2012, MetLife Insurance Company of Connecticut paid a dividend to its stockholders in the amount of $504 million, which represented its ordinary dividend capacity at year-end 2012. Due to the June 2012 in-kind dividend, a portion of this was extraordinary and regulatory approval was obtained. During the years ended December 31, 2011 and 2010, MetLife Insurance Company of Connecticut paid a dividend of $517 million and $330 million, respectively. Based on amounts at December 31, 2012, MetLife Insurance Company of Connecticut could pay a stockholder dividend in 2013 of $1.3 billion without prior approval of the Connecticut Commissioner.

  Under Delaware State Insurance Law, MLI-USA is permitted, without prior insurance regulatory clearance, to pay a stockholder dividend to MetLife Insurance Company of Connecticut as long as the amount of the dividend when aggregated with all other dividends in the preceding 12 months does not exceed the greater of: (i) 10% of its surplus to policyholders as of the end of the immediately preceding calendar year; or (ii) its net statutory gain from operations for the immediately preceding calendar year (excluding realized capital gains). MLI-USA will be permitted to pay a dividend to MetLife Insurance Company of Connecticut in excess of the greater of such two amounts only if it files notice of the declaration of such a dividend and the amount thereof with the Delaware Commissioner of Insurance (the "Delaware Commissioner") and the Delaware Commissioner either approves the distribution of the dividend or does not disapprove the distribution within 30 days of its filing. In addition, any

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

dividend that exceeds earned surplus (defined as "unassigned funds (surplus)") as of the immediately preceding calendar year requires insurance regulatory approval. Under Delaware State Insurance Law, the Delaware Commissioner has broad discretion in determining whether the financial condition of a stock life insurance company would support the payment of such dividends to its stockholders. During the years ended December 31, 2012, 2011 and 2010, MLI-USA did not pay dividends to MetLife Insurance Company of Connecticut. Because MLI-USA's statutory unassigned funds were negative at December 31, 2012, MLI-USA cannot pay any dividends in 2013 without prior regulatory approval.

 Other Comprehensive Income (Loss)

   The following table sets forth the balance and changes in AOCI including reclassification adjustments required for the years ended December 31, 2012, 2011 and 2010 in OCI that are included as part of net income for the current year that have been reported as a part of OCI in the current or prior year:

                                                                                   Years Ended December 31,
                                                                                  --------------------------
                                                                                    2012     2011      2010
                                                                                  -------  --------  -------
                                                                                         (In millions)
Holding gains (losses) on investments arising during the year.................... $ 1,343  $  3,157  $ 2,032
Income tax effect of holding gains (losses)......................................    (495)   (1,111)    (705)
Reclassification adjustments for recognized holding (gains) losses included
  in current year income.........................................................      95       (58)    (215)
Income tax effect of reclassification adjustments................................     (35)       20       74
Unrealized investment loss on dividend of subsidiary (see Note 3)................      (3)       --       --
Income tax on unrealized investment loss on dividend of subsidiary (see
  Note 3)........................................................................       1        --       --
Allocation of holding (gains) losses on investments relating to other
  policyholder amounts...........................................................    (581)     (678)    (305)
Income tax effect of allocation of holding (gains) losses to other policyholder
  amounts........................................................................     214       238      107
                                                                                  -------  --------  -------
Net unrealized investment gains (losses), net of income tax......................     539     1,568      988
Foreign currency translation adjustments, net of income tax expense (benefit) of
  $2 million, ($2) million and ($1) million......................................      31       (14)     (16)
Foreign currency translation adjustment on dividend of subsidiary, net of
  income tax expense (benefit) of $0, $0 and $0 (see Note 3).....................      59        --       --
                                                                                  -------  --------  -------
Other comprehensive income (loss), excluding cumulative effect of change in
  accounting principle...........................................................     629     1,554      972
Cumulative effect of change in accounting principle, net of income tax expense
  (benefit) of $0, $0 and $18 million (see Note 1)...............................      --        --       34
                                                                                  -------  --------  -------
Other comprehensive income (loss), net of income tax............................. $   629  $  1,554  $ 1,006
                                                                                  =======  ========  =======

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


13. Other Expenses

  Information on other expenses was as follows:

                                                    Years Ended December 31,
                                                  ----------------------------
                                                    2012      2011      2010
                                                  --------  --------  --------
                                                          (In millions)
Compensation..................................... $    364  $    306  $    283
Commissions......................................      939     1,418       936
Volume-related costs.............................      132       162       130
Affiliated interest costs on ceded reinsurance...      271       271       162
Capitalization of DAC............................     (872)   (1,342)     (858)
Amortization of DAC and VOBA.....................      941     1,156       770
Interest expense on debt and debt issuance costs.      231       389       472
Premium taxes, licenses and fees.................       63        75        47
Professional services............................       25        50        38
Rent.............................................       37        29        29
Other............................................      444       401       363
                                                  --------  --------  --------
 Total other expenses............................ $  2,575  $  2,915  $  2,372
                                                  ========  ========  ========

Capitalization of DAC and Amortization of DAC and VOBA

  See Note 5 for additional information on DAC and VOBA including impacts of capitalization and amortization.

Interest Expense on Debt and Debt Issuance Costs

  Interest expense on debt and debt issuance costs includes interest expense on debt (see Note 11) and interest expense related to CSEs (see Note 7).

Affiliated Expenses

  Commissions, capitalization of DAC and amortization of DAC include the impact of affiliated reinsurance transactions.

  See Notes 6, 11 and 16 for discussion of affiliated expenses included in the table above.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


14. Income Tax

  The provision for income tax from continuing operations was as follows:

                                                         Years Ended December 31,
                                                       -------------------------
                                                        2012     2011     2010
                                                        -----    -----   ------
                                                           (In millions)
    Current:
     Federal.......................................... $(235)   $(157)   $   55
     Foreign..........................................   (10)      (5)       (4)
                                                        -----    -----   ------
       Subtotal.......................................  (245)    (162)       51
                                                        -----    -----   ------
    Deferred:
     Federal..........................................   617      643       257
     Foreign..........................................    19       42        (5)
                                                        -----    -----   ------
       Subtotal.......................................   636      685       252
                                                        -----    -----   ------
         Provision for income tax expense (benefit)... $ 391    $ 523    $  303
                                                        =====    =====   ======

   The Company's income (loss) from continuing operations before income tax expense (benefit) from domestic and foreign operations was as follows:

                                                 Years Ended December 31,
                                                 ------------------------
                                                   2012    2011     2010
                                                 -------  ------- -------
                                                       (In millions)
      Income (loss) from continuing operations:
       Domestic................................. $ 1,608  $ 1,634 $ 1,071
       Foreign..................................      (2)     122     (49)
                                                 -------  ------- -------
         Total.................................. $ 1,606  $ 1,756 $ 1,022
                                                 =======  ======= =======

  The reconciliation of the income tax provision at the U.S. statutory rate to the provision for income tax as reported for continuing operations was as follows:

                                                    Years Ended December 31,
                                                    ----------------------
                                                     2012     2011    2010
                                                    ------   ------  ------
                                                         (In millions)
     Tax provision at U.S. statutory rate.......... $  562   $  615  $  358
     Tax effect of:
      Tax-exempt investment income.................    (71)     (71)    (67)
      Prior year tax...............................      3       (9)      8
      Tax credits..................................     (8)     (11)     (6)
      Foreign tax rate differential................     13       (1)      5
      Change in valuation allowance................      1       (2)      4
      Goodwill impairment..........................   (109)      --      --
      Other, net...................................     --        2       1
                                                    ------   ------  ------
        Provision for income tax expense (benefit). $  391   $  523  $  303
                                                    ======   ======  ======

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


  Deferred income tax represents the tax effect of the differences between the book and tax basis of assets and liabilities. Net deferred income tax assets and liabilities consisted of the following at:

                                                         December 31,
                                                     -------------------
                                                       2012       2011
                                                     --------  ---------
                                                        (In millions)
       Deferred income tax assets:
        Policyholder liabilities and receivables.... $    829  $     880
        Net operating loss carryforwards............       32        124
        Employee benefits...........................        3         --
        Capital loss carryforwards..................       --        123
        Investments, including derivatives..........       --        119
        Tax credit carryforwards....................       92        160
        Other.......................................       35         41
                                                     --------  ---------
          Total gross deferred income tax assets....      991      1,447
        Less: Valuation allowance...................        3          2
                                                     --------  ---------
          Total net deferred income tax assets......      988      1,445
                                                     --------  ---------
       Deferred income tax liabilities:
        Investments, including derivatives..........      258         --
        Net unrealized investment gains.............    1,336      1,021
        DAC and VOBA................................    1,317      1,350
        Other.......................................       15          9
                                                     --------  ---------
          Total deferred income tax liabilities.....    2,926      2,380
                                                     --------  ---------
          Net deferred income tax asset (liability). $ (1,938) $    (935)
                                                     ========  =========

  The following table sets forth the domestic, state, and foreign net operating loss carryforwards for tax purposes at December 31, 2012.

                                    Net Operating Loss
                                      Carryforwards
                           ------------------------------------
                                Amount           Expiration
                           ------------------ -----------------
                             (In millions)
                 Domestic. $               60 Beginning in 2025
                 State.... $               33 Beginning in 2013
                 Foreign.. $               35 Indefinite

  Domestic capital loss carryforwards of less than $1 million at December 31, 2012 will expire beginning in 2016. Tax credit carryforwards of $92 million at December 31, 2012 will expire beginning in 2026.

  The Company has recorded a valuation allowance related to tax benefits of certain state net operating loss carryforwards. The valuation allowance reflects management's assessment, based on available information, that it is more likely than not that the deferred income tax asset for certain state net operating loss carryforwards will not be realized. The tax benefit will be recognized when management believes that it is more likely than not that these deferred income tax assets are realizable. In 2012, the Company recorded an overall increase to the deferred tax valuation allowance of $1 million.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


  Pursuant to Internal Revenue Service ("IRS") rules, the Company was excluded from MetLife's life/non-life consolidated federal tax return for the five years subsequent to MetLife's July 2005 acquisition of the Company. In 2011, MetLife Insurance Company of Connecticut and its subsidiaries joined the consolidated return and became a party to the MetLife tax sharing agreement. Prior to 2011, MetLife Insurance Company of Connecticut filed a consolidated tax return with its includable subsidiaries. Non-includable subsidiaries filed either separate individual corporate tax returns or separate consolidated tax returns.

  The Company files income tax returns with the U.S. federal government and various state and local jurisdictions, as well as a foreign jurisdiction. The Company is under continuous examination by the IRS and other tax authorities in jurisdictions in which the Company has significant business operations. The income tax years under examination vary by jurisdiction and subsidiary. The Company is no longer subject to U.S. federal, state and local, or foreign income tax examinations in major taxing jurisdictions for years prior to 2005. In 2012, the Company and the IRS completed and settled substantially all the issues identified in the audit years of 2005 and 2006. The issues not settled are under review at the IRS Appeals Division.

  The Company's liability for unrecognized tax benefits may increase or decrease in the next 12 months. A reasonable estimate of the increase or decrease cannot be made at this time. However, the Company continues to believe that the ultimate resolution of the pending issues will not result in a material change to its consolidated financial statements, although the resolution of income tax matters could impact the Company's effective tax rate for a particular future period.

  A reconciliation of the beginning and ending amount of unrecognized tax benefits was as follows:

                                                   Years Ended December 31,
                                                  -------------------------
                                                    2012     2011     2010
                                                  -------  -------  -------
                                                        (In millions)
   Balance at January 1,......................... $    29  $    38  $    44
   Additions for tax positions of prior years....      46       --        1
   Reductions for tax positions of prior years...     (76)      (3)      --
   Additions for tax positions of current year...       9        2       --
   Reductions for tax positions of current year..      (9)      (8)      (7)
                                                  -------  -------  -------
   Balance at December 31,....................... $    (1) $    29  $    38
                                                  =======  =======  =======
   Unrecognized tax benefits that, if recognized
     would impact the effective rate............. $    (1) $    (3) $    --
                                                  =======  =======  =======

  The Company classifies interest accrued related to unrecognized tax benefits in interest expense, included within other expenses, while penalties are included in income tax expense.

  Interest was as follows:

                                                                   Years Ended December 31,
                                                                  --------------------------
                                                                    2012      2011    2010
                                                                  --------- -------- -------
                                                                        (In millions)
Interest recognized in the consolidated statements of operations. $     (9) $     -- $     5

                                                                               December 31,
                                                                           --------------------
                                                                              2012      2011
                                                                           ---------- ---------
                                                                              (In millions)
Interest included in other liabilities in the consolidated balance sheets. $       -- $       9

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


  The Company had no penalties for the years ended December 31, 2012, 2011 and 2010.

  The U.S. Treasury Department and the IRS have indicated that they intend to address through regulations the methodology to be followed in determining the dividends received deduction ("DRD"), related to variable life insurance and annuity contracts. The DRD reduces the amount of dividend income subject to tax and is a significant component of the difference between the actual tax expense and expected amount determined using the federal statutory tax rate of 35%. Any regulations that the IRS ultimately proposes for issuance in this area will be subject to public notice and comment, at which time insurance companies and other interested parties will have the opportunity to raise legal and practical questions about the content, scope and application of such regulations. As a result, the ultimate timing and substance of any such regulations are unknown at this time. For the years ended December 31, 2012 and 2011, the Company recognized an income tax benefit of $70 million and $73 million, respectively, related to the separate account DRD. The 2012 benefit included an expense of less than $1 million related to a true-up of the 2011 tax return. The 2011 benefit included a benefit of $3 million related to a true-up of the 2010 tax return.

15. Contingencies, Commitments and Guarantees

Contingencies

 Litigation

  The Company is a defendant in a number of litigation matters. In some of the matters, large and/or indeterminate amounts, including punitive and treble damages, are sought. Modern pleading practice in the U.S. permits considerable variation in the assertion of monetary damages or other relief. Jurisdictions may permit claimants not to specify the monetary damages sought or may permit claimants to state only that the amount sought is sufficient to invoke the jurisdiction of the trial court. In addition, jurisdictions may permit plaintiffs to allege monetary damages in amounts well exceeding reasonably possible verdicts in the jurisdiction for similar matters. This variability in pleadings, together with the actual experience of the Company in litigating or resolving through settlement numerous claims over an extended period of time, demonstrates to management that the monetary relief which may be specified in a lawsuit or claim bears little relevance to its merits or disposition value.

  Due to the vagaries of litigation, the outcome of a litigation matter and the amount or range of potential loss at particular points in time may normally be difficult to ascertain. Uncertainties can include how fact finders will evaluate documentary evidence and the credibility and effectiveness of witness testimony, and how trial and appellate courts will apply the law in the context of the pleadings or evidence presented, whether by motion practice, or at trial or on appeal. Disposition valuations are also subject to the uncertainty of how opposing parties and their counsel will themselves view the relevant evidence and applicable law.

  The Company establishes liabilities for litigation and regulatory loss contingencies when it is probable that a loss has been incurred and the amount of the loss can be reasonably estimated. Liabilities have been established for some of the matters below. It is possible that some of the matters could require the Company to pay damages or make other expenditures or establish accruals in amounts that could not be estimated at December 31, 2012.

  Matters as to Which an Estimate Can Be Made

  For some of the matters discussed below, the Company is able to estimate a reasonably possible range of loss. For such matters where a loss is believed to be reasonably possible, but not probable, no accrual has been

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

made. As of December 31, 2012, the aggregate range of reasonably possible losses in excess of amounts accrued for these matters was not material for the Company.

  Matters as to Which an Estimate Cannot Be Made

  For other matters disclosed below, the Company is not currently able to estimate the reasonably possible loss or range of loss. The Company is often unable to estimate the possible loss or range of loss until developments in such matters have provided sufficient information to support an assessment of the range of possible loss, such as quantification of a damage demand from plaintiffs, discovery from other parties and investigation of factual allegations, rulings by the court on motions or appeals, analysis by experts, and the progress of settlement negotiations. On a quarterly and annual basis, the Company reviews relevant information with respect to litigation contingencies and updates its accruals, disclosures and estimates of reasonably possible losses or ranges of loss based on such reviews.

 Unclaimed Property Inquiries

  In April 2012, MetLife, for itself and on behalf of entities including MetLife Insurance Company of Connecticut, reached agreements with representatives of the U.S. jurisdictions that were conducting audits of MetLife and certain of its affiliates for compliance with unclaimed property laws, and with state insurance regulators directly involved in a multistate targeted market conduct examination relating to claim-payment practices and compliance with unclaimed property laws. As of year-end 2012, the unclaimed property regulators of 39 states and the District of Columbia, and the insurance regulators of 48 states and the District of Columbia have accepted the respective agreements. Pursuant to the agreements, MetLife will, among other things, take specified action to identify liabilities under life insurance, annuity, and retained asset contracts, to adopt specified procedures for seeking to contact and pay owners of the identified liabilities, and, to the extent that it is unable to locate such owners, to escheat these amounts with interest at a specified rate to the appropriate states. On December 28, 2012, the West Virginia Treasurer filed an action against the Company in West Virginia state court alleging that the Company violated the West Virginia Uniform Unclaimed Property Act, seeking to compel compliance with the Act, and seeking payment of unclaimed property, interest, and penalties. On November 14, 2012, the Treasurer filed a substantially identical suit against MLI-USA. At least one other jurisdiction is pursuing a similar market conduct examination. It is possible that other jurisdictions may pursue similar examinations, audits, or lawsuits and that such actions may result in additional payments to beneficiaries, additional escheatment of funds deemed abandoned under state laws, administrative penalties, interest, and/or further changes to the Company's procedures. The Company is not currently able to estimate these additional possible costs.

 Sales Practices Claims

  Over the past several years, the Company has faced claims and regulatory inquires and investigations, alleging improper marketing or sales of individual life insurance policies, annuities, mutual funds or other products. The Company believes adequate provision has been made in its consolidated financial statements for all probable and reasonably estimable losses for sales practices matters.

  Connecticut General Life Insurance Company ("Connecticut General") and MetLife Insurance Company of Connecticut engaged in an arbitration proceeding to determine whether MetLife Insurance Company of Connecticut is owed money from Connecticut General or is required to refund several million dollars it collected and/or should stop submitting certain claims under reinsurance contracts in which Connecticut General reinsured

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

death benefits payable under certain MetLife Insurance Company of Connecticut annuities. The arbitration panel issued an interim final award, dated
August 28, 2012, which states that MetLife Insurance Company of Connecticut shall pay Connecticut General $11,369,675 in damages incurred through the second quarter of 2011 to be offset against $7,028,955 in claims due to MetLife Insurance Company of Connecticut through the fourth quarter of 2011. These amounts are being settled in accordance with the terms of the interim final award. The award also will lead MetLife Insurance Company of Connecticut to stop submitting certain claims under the reinsurance contracts.

  A former Tower Square Securities, Inc. ("Tower Square") financial services representative is alleged to have misappropriated funds from customers. The Illinois Securities Division, the U.S. Postal Inspector, the IRS, the Financial Industry Regulatory Authority, Inc. and the U.S. Attorney's Office conducted inquiries. Tower Square made remediation to all the affected customers. The Illinois Securities Division issued a Statement of Violations to Tower Square, and Tower Square conducted discussions with the Illinois Securities Division.

 Summary

  Various litigation, claims and assessments against the Company, in addition to those discussed previously and those otherwise provided for in the Company's consolidated financial statements, have arisen in the course of the Company's business, including, but not limited to, in connection with its activities as an insurer, employer, investor, investment advisor and taxpayer. Further, state insurance regulatory authorities and other federal and state authorities regularly make inquiries and conduct investigations concerning the Company's compliance with applicable insurance and other laws and regulations.

  It is not possible to predict the ultimate outcome of all pending investigations and legal proceedings. In some of the matters referred to previously, large and/or indeterminate amounts, including punitive and treble damages, are sought. Although, in light of these considerations it is possible that an adverse outcome in certain cases could have a material effect upon the Company's financial position, based on information currently known by the Company's management, in its opinion, the outcomes of such pending investigations and legal proceedings are not likely to have such an effect. However, given the large and/or indeterminate amounts sought in certain of these matters and the inherent unpredictability of litigation, it is possible that an adverse outcome in certain matters could, from time to time, have a material effect on the Company's consolidated net income or cash flows in particular quarterly or annual periods.

 Insolvency Assessments

  Most of the jurisdictions in which the Company is admitted to transact business require insurers doing business within the jurisdiction to participate in guaranty associations, which are organized to pay contractual benefits owed pursuant to insurance policies issued by impaired, insolvent or failed insurers. These associations levy assessments, up to prescribed limits, on all member insurers in a particular state on the basis of the proportionate share of the premiums written by member insurers in the lines of business in which the impaired, insolvent or failed insurer engaged. Some states permit member insurers to recover assessments paid through full or partial premium tax offsets.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


  Assets and liabilities held for insolvency assessments were as follows:

                                                                  December 31,
                                                               -------------------
                                                                 2012      2011
                                                               --------- ---------
                                                                  (In millions)
Other Assets:
 Premium tax offset for future undiscounted assessments....... $      19 $      19
 Premium tax offsets currently available for paid assessments.         2         2
                                                               --------- ---------
                                                               $      21 $      21
                                                               ========= =========
Other Liabilities:
 Insolvency assessments....................................... $      37 $      39
                                                               ========= =========

  On September 1, 2011, the New York State Department of Financial Services filed a liquidation plan for Executive Life Insurance Company of New York ("ELNY"), which had been under rehabilitation by the Liquidation Bureau since 1991. The plan will involve the satisfaction of insurers' financial obligations under a number of state life and health insurance guaranty associations and also contemplates that additional industry support for certain ELNY policyholders will be provided. The Company recorded a net charge of $11 million, after tax, during the year ended December 31, 2011, related to ELNY.

Commitments

  Commitments to Fund Partnership Investments

  The Company makes commitments to fund partnership investments in the normal course of business. The amounts of these unfunded commitments were $1.0 billion and $1.2 billion at December 31, 2012 and 2011, respectively. The Company anticipates that these amounts will be invested in partnerships over the next five years.

  Mortgage Loan Commitments

  The Company commits to lend funds under mortgage loan commitments. The amounts of these mortgage loan commitments were $181 million and $167 million at December 31, 2012 and 2011, respectively.

  Commitments to Fund Bank Credit Facilities and Private Corporate Bond Investments

  The Company commits to lend funds under bank credit facilities and private corporate bond investments. The amounts of these unfunded commitments were $144 million and $248 million at December 31, 2012 and 2011, respectively.

  Other Commitments

  The Company has entered into collateral arrangements with affiliates, which require the transfer of collateral in connection with secured demand notes. At December 31, 2012 and 2011, the Company had agreed to fund up to $86 million and $90 million, respectively, of cash upon the request by these affiliates and had transferred collateral consisting of various securities with a fair market value of $106 million and $109 million, respectively, to custody accounts to secure the demand notes. Each of these affiliates is permitted by contract to sell or repledge this collateral.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


Guarantees

  In the normal course of its business, the Company has provided certain indemnities, guarantees and commitments to third parties pursuant to which it may be required to make payments now or in the future. In the context of acquisition, disposition, investment and other transactions, the Company has provided indemnities and guarantees, including those related to tax, environmental and other specific liabilities, and other indemnities and guarantees that are triggered by, among other things, breaches of representations, warranties or covenants provided by the Company. In addition, in the normal course of business, the Company provides indemnifications to counterparties in contracts with triggers similar to the foregoing, as well as for certain other liabilities, such as third-party lawsuits. These obligations are often subject to time limitations that vary in duration, including contractual limitations and those that arise by operation of law, such as applicable statutes of limitation. In some cases, the maximum potential obligation under the indemnities and guarantees is subject to a contractual limitation, such as in the case of MetLife International Insurance Company, Ltd. ("MLII"), a former affiliate, discussed below, while in other cases such limitations are not specified or applicable. Since certain of these obligations are not subject to limitations, the Company does not believe that it is possible to determine the maximum potential amount that could become due under these guarantees in the future. Management believes that it is unlikely the Company will have to make any material payments under these indemnities, guarantees, or commitments.

  The Company has provided a guarantee on behalf of MLII that is triggered if MLII cannot pay claims because of insolvency, liquidation or rehabilitation. Life insurance coverage in-force, representing the maximum potential obligation under this guarantee, was $235 million and $272 million at December 31, 2012 and 2011, respectively. The Company does not hold any collateral related to this guarantee, but has a recorded liability of $1 million that was based on the total account value of the guaranteed policies plus the amounts retained per policy at both December 31, 2012 and 2011. The remainder of the risk was ceded to external reinsurers.

  In addition, the Company indemnifies its directors and officers as provided in its charters and by-laws. Also, the Company indemnifies its agents for liabilities incurred as a result of their representation of the Company's interests. Since these indemnities are generally not subject to limitation with respect to duration or amount, the Company does not believe that it is possible to determine the maximum potential amount that could become due under these indemnities in the future.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


16. Related Party Transactions

  Service Agreements

  The Company has entered into various agreements with affiliates for services necessary to conduct its activities. Typical services provided under these agreements include management, policy administrative functions, personnel, investment advice and distribution services. For certain agreements, charges are based on various performance measures or activity-based costing. The bases for such charges are modified and adjusted by management when necessary or appropriate to reflect fairly and equitably the actual incidence of cost incurred by the Company and/or affiliate. The aforementioned expenses and fees incurred with affiliates were comprised of the following:

                                       Years Ended December 31,
                                      --------------------------
                                        2012     2011     2010
                                      -------- -------- --------
                                            (In millions)
               Compensation.......... $    360 $    259 $    244
               Commissions...........      609      992      561
               Volume-related costs..      200      225      177
               Professional services.       22       20       16
               Rent..................       37       26       26
               Other.................      429      331      300
                                      -------- -------- --------
                Total other expenses. $  1,657 $  1,853 $  1,324
                                      ======== ======== ========

  Revenues received from affiliates related to these agreements were recorded as follows:

                                                         Years Ended December 31,
                                                        --------------------------
                                                          2012     2011     2010
                                                        -------- -------- --------
                                                              (In millions)
Universal life and investment-type product policy fees. $    179 $    145 $    114
Other revenues......................................... $    166 $    136 $    101

  The Company had net receivables from affiliates of $107 million and $93 million at December 31, 2012 and 2011, respectively, related to the items discussed above. These amounts exclude affiliated reinsurance balances discussed in Note 6.

  See Notes 6, 7 and 11 for additional information on related party transactions.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                                  Schedule I

                    Consolidated Summary of Investments --
                   Other Than Investments in Related Parties
                               December 31, 2012
                                 (In millions)

                                                                               Amount at
                                                    Cost or       Estimated  Which Shown on
Types of Investments                           Amortized Cost (1) Fair Value Balance Sheet
--------------------                           ------------------ ---------- --------------
Fixed maturity securities:
 Bonds:
   U.S. Treasury and agency securities........    $     7,678      $ 8,864    $     8,864
   Public utilities...........................          4,091        4,759          4,759
   State and political subdivision securities.          2,002        2,329          2,329
   Foreign government securities..............            876        1,088          1,088
   All other corporate bonds..................         20,925       23,025         23,025
                                                  -----------      -------    -----------
     Total bonds..............................         35,572       40,065         40,065
Mortgage-backed and asset-backed securities...          9,917       10,347         10,347
Redeemable preferred stock....................            516          556            556
                                                  -----------      -------    -----------
 Total fixed maturity securities..............         46,005       50,968         50,968
                                                  -----------      -------    -----------
Fair value option securities..................              8            9              9
                                                  -----------      -------    -----------
Equity securities:
Common stock:
 Industrial, miscellaneous and all other......            160          177            177
 Non-redeemable preferred stock...............            151          140            140
                                                  -----------      -------    -----------
   Total equity securities....................            311          317            317
                                                  -----------      -------    -----------
Mortgage loans, net...........................          9,157                       9,157
Policy loans..................................          1,216                       1,216
Real estate and real estate joint ventures....            708                         708
Other limited partnership interests...........          1,848                       1,848
Short-term investments........................          2,576                       2,576
Other invested assets.........................          2,961                       2,961
                                                  -----------                 -----------
     Total investments........................    $    64,790                 $    69,760
                                                  ===========                 ===========

--------

(1)The Company's fair value option securities portfolio is comprised of fixed maturity securities. Cost or amortized cost for fixed maturity securities and mortgage loans represents original cost reduced by repayments, valuation allowances and impairments from other-than-temporary declines in estimated fair value that are charged to earnings and adjusted for amortization of premiums or discounts; for equity securities, cost represents original cost reduced by impairments from other-than-temporary declines in estimated fair value; for real estate, cost represents original cost reduced by impairments and adjusted for valuation allowances and depreciation; for real estate joint ventures and other limited partnership interests cost represents original cost reduced for other-than-temporary impairments or original cost adjusted for equity in earnings and distributions.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                                  Schedule II

                        Condensed Financial Information
                             (Parent Company Only)
                          December 31, 2012 and 2011
                (In millions, except share and per share data)

                                                                                                                   2012
                                                                                                                -----------
Condensed Balance Sheets
Assets
Investments:...................................................................................................
  Fixed maturity securities available-for-sale, at estimated fair value (amortized cost: $32,018 and $31,856,
   respectively)............................................................................................... $    35,152
  Equity securities available-for-sale, at estimated fair value (cost: $273 and $288, respectively)............         277
  Fair value option securities, at estimated fair value........................................................          --
  Mortgage loans (net of valuation allowances of $22 and $37, respectively)....................................       4,703
  Policy loans.................................................................................................       1,086
  Real estate and real estate joint ventures...................................................................         371
  Other limited partnership interests..........................................................................       1,181
  Short-term investments, principally at estimated fair value..................................................       1,833
  Investment in subsidiaries...................................................................................       6,849
  Loans to subsidiaries........................................................................................         305
  Other invested assets, principally at estimated fair value...................................................       1,682
                                                                                                                -----------
    Total investments..........................................................................................      53,439
  Cash and cash equivalents, principally at estimated fair value...............................................         553
  Accrued investment income....................................................................................         316
  Premiums, reinsurance and other receivables..................................................................       7,003
  Receivables from subsidiaries................................................................................         795
  Deferred policy acquisition costs and value of business acquired.............................................         797
  Current income tax recoverable...............................................................................          --
  Goodwill.....................................................................................................         558
  Other assets.................................................................................................         140
  Separate account assets......................................................................................      15,238
                                                                                                                -----------
    Total assets............................................................................................... $    78,839
                                                                                                                ===========
Liabilities and Stockholders' Equity
Liabilities
Future policy benefits......................................................................................... $    19,632
Policyholder account balances..................................................................................      24,039
Other policy-related balances..................................................................................         872
Payables for collateral under securities loaned and other transactions.........................................       6,477
Long-term debt -- affiliated...................................................................................         750
Current income tax payable.....................................................................................           3
Deferred income tax liability..................................................................................         255
Other liabilities..............................................................................................         824
Separate account liabilities...................................................................................      15,238
                                                                                                                -----------
    Total liabilities..........................................................................................      68,090
                                                                                                                -----------
Stockholders' Equity
Common stock, par value $2.50 per share; 40,000,000 shares authorized; 34,595,317 shares issued and
 outstanding at December 31, 2012 and 2011.....................................................................          86
Additional paid-in capital.....................................................................................       6,718
Retained earnings..............................................................................................       1,545
Accumulated other comprehensive income (loss)..................................................................       2,400
                                                                                                                -----------
    Total stockholders' equity.................................................................................      10,749
                                                                                                                -----------
    Total liabilities and stockholders' equity................................................................. $    78,839
                                                                                                                ===========

                                                                                                                   2011
                                                                                                                -----------
Condensed Balance Sheets
Assets
Investments:...................................................................................................
  Fixed maturity securities available-for-sale, at estimated fair value (amortized cost: $32,018 and $31,856,
   respectively)............................................................................................... $    34,063
  Equity securities available-for-sale, at estimated fair value (cost: $273 and $288, respectively)............         244
  Fair value option securities, at estimated fair value........................................................          40
  Mortgage loans (net of valuation allowances of $22 and $37, respectively)....................................       5,109
  Policy loans.................................................................................................       1,101
  Real estate and real estate joint ventures...................................................................         351
  Other limited partnership interests..........................................................................       1,141
  Short-term investments, principally at estimated fair value..................................................       1,581
  Investment in subsidiaries...................................................................................       5,753
  Loans to subsidiaries........................................................................................         305
  Other invested assets, principally at estimated fair value...................................................       2,095
                                                                                                                -----------
    Total investments..........................................................................................      51,783
  Cash and cash equivalents, principally at estimated fair value...............................................         379
  Accrued investment income....................................................................................         358
  Premiums, reinsurance and other receivables..................................................................       6,993
  Receivables from subsidiaries................................................................................         728
  Deferred policy acquisition costs and value of business acquired.............................................       1,184
  Current income tax recoverable...............................................................................          66
  Goodwill.....................................................................................................         885
  Other assets.................................................................................................         155
  Separate account assets......................................................................................      15,739
                                                                                                                -----------
    Total assets............................................................................................... $    78,270
                                                                                                                ===========
Liabilities and Stockholders' Equity
Liabilities
Future policy benefits......................................................................................... $    19,509
Policyholder account balances..................................................................................      24,605
Other policy-related balances..................................................................................         730
Payables for collateral under securities loaned and other transactions.........................................       6,375
Long-term debt -- affiliated...................................................................................         750
Current income tax payable.....................................................................................          --
Deferred income tax liability..................................................................................          42
Other liabilities..............................................................................................         817
Separate account liabilities...................................................................................      15,739
                                                                                                                -----------
    Total liabilities..........................................................................................      68,567
                                                                                                                -----------
Stockholders' Equity
Common stock, par value $2.50 per share; 40,000,000 shares authorized; 34,595,317 shares issued and
 outstanding at December 31, 2012 and 2011.....................................................................          86
Additional paid-in capital.....................................................................................       6,673
Retained earnings..............................................................................................       1,173
Accumulated other comprehensive income (loss)..................................................................       1,771
                                                                                                                -----------
    Total stockholders' equity.................................................................................       9,703
                                                                                                                -----------
    Total liabilities and stockholders' equity................................................................. $    78,270
                                                                                                                ===========

        See accompanying notes to the condensed financial information.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                                  Schedule II

                Condensed Financial Information -- (Continued)
                             (Parent Company Only)
             For the Years Ended December 31, 2012, 2011 and 2010
                                 (In millions)

                                                                  2012        2011       2010
                                                               ----------  ---------- ----------
Condensed Statements of Operations
Revenues
Premiums...................................................... $      144  $      148 $      148
Universal life and investment-type product policy fees........        662         632        633
Net investment income.........................................      1,854       1,943      2,018
Equity in earnings from subsidiaries..........................        875         640        193
Other revenues................................................        151         154        162
Net investment gains (losses).................................         20          14        102
Net derivative gains (losses).................................       (140)        241        (67)
                                                               ----------  ---------- ----------
 Total revenues...............................................      3,566       3,772      3,189
                                                               ----------  ---------- ----------
Expenses
Policyholder benefits and claims..............................        797         755        800
Interest credited to policyholder account balances............        666         710        691
Goodwill impairment...........................................        327          --         --
Other expenses................................................        584         784        744
                                                               ----------  ---------- ----------
 Total expenses...............................................      2,374       2,249      2,235
                                                               ----------  ---------- ----------
Income (loss) from continuing operations before provision for
  income tax..................................................      1,192       1,523        954
Provision for income tax expense (benefit)....................        (23)        290        235
                                                               ----------  ---------- ----------
Income (loss) from continuing operations, net of income tax...      1,215       1,233        719
Income (loss) from discontinued operations, net of income tax.          8          --         --
                                                               ----------  ---------- ----------
Net income (loss)............................................. $    1,223  $    1,233 $      719
                                                               ==========  ========== ==========
Comprehensive income (loss)................................... $    1,852  $    2,787 $    1,725
                                                               ==========  ========== ==========

        See accompanying notes to the condensed financial information.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                                  Schedule II

                Condensed Financial Information -- (Continued)
                             (Parent Company Only)
             For the Years Ended December 31, 2012, 2011 and 2010
                                 (In millions)

                                                                                            2012         2011       2010
                                                                                        -----------  -----------  --------
Condensed Statements of Cash Flows
Cash flows from operating activities
Net cash provided by operating activities.............................................. $     1,184  $       886  $  1,129
Cash flows from investing activities
  Sales, maturities and repayments of:
   Fixed maturity securities...........................................................      10,714       13,921    13,203
   Equity securities...................................................................          46          163       127
   Mortgage loans......................................................................         845          552       279
   Real estate and real estate joint ventures..........................................          47           12        14
   Other limited partnership interests.................................................         154          159        92
  Purchases of:........................................................................
   Fixed maturity securities...........................................................     (10,729)     (11,658)  (13,715)
   Equity securities...................................................................         (27)         (22)      (38)
   Mortgage loans......................................................................        (428)        (946)     (868)
   Real estate and real estate joint ventures..........................................         (77)         (83)      (80)
   Other limited partnership interests.................................................        (179)        (214)     (204)
  Cash received in connection with freestanding derivatives............................         362          375        93
  Cash paid in connection with freestanding derivatives................................        (322)        (453)     (102)
  Returns of capital from subsidiaries.................................................          84           49        51
  Capital contributions to subsidiaries................................................        (166)        (422)     (198)
  Issuances of loans to affiliates.....................................................          --         (305)       --
  Net change in policy loans...........................................................          15           26        12
  Net change in short-term investments.................................................        (251)        (487)     (169)
  Net change in other invested assets..................................................         (50)         (16)     (254)
                                                                                        -----------  -----------  --------
Net cash provided by (used in) investing activities....................................          38          651    (1,757)
                                                                                        -----------  -----------  --------
Cash flows from financing activities
  Policyholder account balances:
   Deposits............................................................................      11,577       14,151    20,496
   Withdrawals.........................................................................     (12,298)     (15,754)  (21,062)
  Net change in payables for collateral under securities loaned and other transactions.         102         (482)    1,295
  Long-term debt repaid................................................................          --           --      (200)
  Financing element on certain derivative instruments..................................          75          127       (24)
  Return of capital....................................................................          --          (47)       --
  Dividends on common stock............................................................        (504)        (517)     (330)
                                                                                        -----------  -----------  --------
Net cash (used in) provided by financing activities....................................      (1,048)      (2,522)      175
                                                                                        -----------  -----------  --------
Change in cash and cash equivalents....................................................         174         (985)     (453)
Cash and cash equivalents, beginning of year...........................................         379        1,364     1,817
                                                                                        -----------  -----------  --------
Cash and cash equivalents, end of year................................................. $       553  $       379  $  1,364
                                                                                        ===========  ===========  ========
Supplemental disclosures of cash flow information:
  Net cash paid (received) for:
   Interest............................................................................ $        64  $        64  $     74
                                                                                        ===========  ===========  ========
   Income tax.......................................................................... $      (194) $       (66) $     98
                                                                                        ===========  ===========  ========
  Non-cash transactions:...............................................................
   Capital contribution from MetLife, Inc.............................................. $        45  $        --  $     --
                                                                                        ===========  ===========  ========
   Returns of capital from subsidiaries................................................ $       202  $        --  $     --
                                                                                        ===========  ===========  ========
   Capital contributions to subsidiaries............................................... $        31  $        --  $     --
                                                                                        ===========  ===========  ========

        See accompanying notes to the condensed financial information.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                                  Schedule II

                 Notes to the Condensed Financial Information
                             (Parent Company Only)

1. Basis of Presentation

  The condensed financial information of MetLife Insurance Company of Connecticut (the "Parent Company") should be read in conjunction with the consolidated financial statements of MetLife Insurance Company of Connecticut and its subsidiaries and the notes thereto. These condensed unconsolidated financial statements reflect the results of operations, financial position and cash flows for the Parent Company. Investments in subsidiaries are accounted for using the equity method of accounting.

  The preparation of these condensed unconsolidated financial statements in conformity with accounting principles generally accepted in the United States of America requires management to adopt accounting policies and make certain estimates and assumptions. The most important of these estimates and assumptions relate to the fair value measurements, the accounting for goodwill and identifiable intangible assets and the provision for potential losses that may arise from litigation and regulatory proceedings and tax audits, which may affect the amounts reported in the condensed unconsolidated financial statements and accompanying notes. Actual results could differ from these estimates.

  Certain amounts in the prior years' condensed unconsolidated financial statements have been reclassified to conform with the 2012 presentation.

2. Support Agreement

  The Parent Company has entered into a net worth maintenance agreement with its indirect subsidiary, MetLife Assurance Limited ("MAL"), a United Kingdom company. Under the agreement, the Parent Company agreed, without limitation as to amount, to cause MAL to have capital and surplus equal to the greater of
(a) (Pounds)50 million, (b) such amount that will be sufficient to provide solvency cover equal to 175% of MAL's capital resources requirement as defined by applicable law and regulation as required by the Financial Services Authority of the United Kingdom (the "FSA") or any successor body, or (c) such amount that will be sufficient to provide solvency cover equal to 125% of MAL's individual capital guidance as defined by applicable law and regulation as required by the FSA or any successor body.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                                 Schedule III

               Consolidated Supplementary Insurance Information
                       December 31, 2012, 2011 and 2010

                                 (In millions)

                                        Future Policy
                              DAC     Benefits and Other Policyholder
                              and       Policy-Related     Account     Unearned
Segment                       VOBA         Balances        Balances   Revenue (1)
-------                    ---------- ------------------ ------------ -----------
2012
Retail.................... $    3,785    $     9,357     $    28,287   $    158
Corporate Benefit Funding.          8         15,078           8,688          2
Corporate & Other.........         --          6,288               1         --
                           ----------    -----------     -----------   --------
 Total.................... $    3,793    $    30,723     $    36,976   $    160
                           ==========    ===========     ===========   ========
2011
Retail.................... $    4,047    $     7,915     $    30,001   $    184
Corporate Benefit Funding.         13         14,042           8,375          2
Corporate & Other.........        128          6,515           3,699         72
                           ----------    -----------     -----------   --------
 Total.................... $    4,188    $    28,472     $    42,075   $    258
                           ==========    ===========     ===========   ========
2010
Retail.................... $    4,303    $     6,755     $    27,580   $    217
Corporate Benefit Funding.          9         12,996           9,452         --
Corporate & Other.........         79          6,099           2,259         45
                           ----------    -----------     -----------   --------
 Total.................... $    4,391    $    25,850     $    39,291   $    262
                           ==========    ===========     ===========   ========

--------

(1)Amounts are included within future policy benefits and other policy-related balances.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                                 Schedule III

        Consolidated Supplementary Insurance Information -- (Continued)
                       December 31, 2012, 2011 and 2010

                                 (In millions)

                                             Policyholder Benefits
                                                and Claims and     Amortization of
                      Premium        Net       Interest Credited    DAC and VOBA      Other
                    Revenue and   Investment    to Policyholder      Charged to     Operating   Premiums Written
Segment            Policy Charges   Income     Account Balances    Other Expenses  Expenses (1) (Excluding Life)
-------            -------------- ---------- --------------------- --------------- ------------ ----------------
2012
Retail............   $    2,716   $    1,434      $    2,037          $    929      $    1,330       $    6
Corporate Benefit
  Funding.........          658        1,111           1,318                10              36           --
Corporate &
  Other...........          148          407             187                 2             268           --
                     ----------   ----------      ----------          --------      ----------       ------
 Total............   $    3,522   $    2,952      $    3,542          $    941      $    1,634       $    6
                     ==========   ==========      ==========          ========      ==========       ======
2011
Retail............   $    2,596   $    1,360      $    1,984          $  1,146      $    1,205       $    8
Corporate Benefit
  Funding.........        1,105        1,142           1,763                 4              36           --
Corporate &
  Other...........           83          572             102                 6             518           --
                     ----------   ----------      ----------          --------      ----------       ------
 Total............   $    3,784   $    3,074      $    3,849          $  1,156      $    1,759       $    8
                     ==========   ==========      ==========          ========      ==========       ======
2010
Retail............   $    2,019   $    1,381      $    1,670          $    758      $    1,029       $    5
Corporate Benefit
  Funding.........          672        1,098           1,341                 2              32           --
Corporate &
  Other...........           15          674             165                10             541           --
                     ----------   ----------      ----------          --------      ----------       ------
 Total............   $    2,706   $    3,153      $    3,176          $    770      $    1,602       $    5
                     ==========   ==========      ==========          ========      ==========       ======

--------

(1)Includes other expenses, excluding amortization of deferred policy acquisition costs ("DAC") and value of business acquired ("VOBA") charged to other expenses.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                                  Schedule IV

                           Consolidated Reinsurance
                       December 31, 2012, 2011 and 2010

                                 (In millions)

                                                                            % Amount
                                                                            Assumed
                               Gross Amount   Ceded    Assumed  Net Amount   to Net
                               ------------ ---------- -------- ----------- --------
2012
Life insurance in-force.......  $  428,803  $  391,045 $  7,750 $    45,508  17.0 %
                                ==========  ========== ======== ===========
Insurance premium
Life insurance................  $    1,815  $      572 $     11 $     1,254   0.9 %
Accident and health insurance.         248         241       --           7    -- %
                                ----------  ---------- -------- -----------
 Total insurance premium......  $    2,063  $      813 $     11 $     1,261   0.9 %
                                ==========  ========== ======== ===========
2011
Life insurance in-force.......  $  378,153  $  340,477 $  8,085 $    45,761  17.7 %
                                ==========  ========== ======== ===========
Insurance premium
Life insurance................  $    2,180  $      366 $      7 $     1,821   0.4 %
Accident and health insurance.         249         242       --           7    -- %
                                ----------  ---------- -------- -----------
 Total insurance premium......  $    2,429  $      608 $      7 $     1,828   0.4 %
                                ==========  ========== ======== ===========
2010
Life insurance in-force.......  $  326,366  $  289,559 $  8,217 $    45,024  18.3 %
                                ==========  ========== ======== ===========
Insurance premium
Life insurance................  $    1,310  $      263 $     13 $     1,060   1.2 %
Accident and health insurance.         249         242       --           7    -- %
                                ----------  ---------- -------- -----------
 Total insurance premium......  $    1,559  $      505 $     13 $     1,067   1.2 %
                                ==========  ========== ======== ===========

  For the year ended December 31, 2012, reinsurance ceded and assumed included affiliated transactions for life insurance in-force of $237.2 billion and $7.8 billion, respectively, and life insurance premiums of $478 million and $11 million, respectively. For the year ended December 31, 2011, reinsurance ceded and assumed included affiliated transactions for life insurance in-force of $195.2 billion and $8.1 billion, respectively, and life insurance premiums of $286 million and $7 million, respectively. For the year ended December 31, 2010, reinsurance ceded and assumed included affiliated transactions for life insurance in-force of $156.6 billion and $8.2 billion, respectively, and life insurance premiums of $191 million and $13 million, respectively.

                                     PART C



                               OTHER INFORMATION
-----------------


ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS


(a)        Financial Statements

   The financial statements and financial highlights of each of the Subaccounts of the Separate Account and the report of Independent Registered Public Accounting Firm thereto are contained in the Separate Account's Annual Report and are included in the Statement of Additional Information. The financial statements of each of the Subaccounts of the Separate Account include:


   (1)   Statements of Assets and Liabilities as of December 31, 2012

   (2)   Statements of Operations for the year ended December 31, 2012

   (3) Statements of Changes in Net Assets for the years ended December 31, 2012 and 2011


   (4)   Notes to Financial Statements

   The consolidated financial statements and financial statement schedules of MetLife Insurance Company of Connecticut and subsidiaries and the report of Independent Registered Public Accounting Firm, are included in the Statement of Additional Information. The consolidated financial statements of MetLife Insurance Company of Connecticut and subsidiaries include:


   (1)   Consolidated Balance Sheets as of December 31, 2012 and 2011

   (2) Consolidated Statements of Operations for the years ended December 31, 2012, 2011 and 2010

   (3) Consolidated Statements of Comprehensive Income for the years ended December 31, 2012, 2011 and 2010

   (4) Consolidated Statements of Stockholders' Equity for the years ended December 31, 2012, 2011 and 2010

   (5) Consolidated Statements of Cash Flows for the years ended December 31, 2012, 2011 and 2010

   (6)   Notes to Consolidated Financial Statements

   (7)   Financial Statement Schedules



(b)        Exhibits

EXHIBIT
NUMBER                DESCRIPTION
------                -----------


1. Resolution of The Travelers Company Board of Directors authorizing the establishment of the Registrant. (Incorporated herein by reference to Exhibit 1 to MetLife of CT Fund ABD for Variable Annuities' registration statement on Form N-4 EL, File Nos. 033-65343/811-07465, filed December 22, 1995.)


1(a). Resolution of the MetLife Insurance Company of Connecticut Board of Directors, dated March 24, 2008, authorizing the combining of MetLife of CT Fund U for Variable Annuities into the MetLife of CT Separate Account Eleven for Variable Annuities. (Filed with this Registration Statement on Form N-4 file number 333-152189 on November 20, 2008.)


2.                    Not Applicable


3(a). Distribution and Principal Underwriting Agreement among the Registrant, MetLife Insurance Company of Connecticut and MetLife Investors Distribution Company. (Filed with this Registration Statement on Form N-4 file number 333-152189 on November 20, 2008.)


3(b). Agreement and Plan of Merger (10-26-06) (MLIDLLC into MLIDC). (Incorporated herein by reference to Exhibit 3(c) to Post-Effective Amendment No. 16 to MetLife of CT Fund ABD for Variable Annuities' Registration Statement on Form N-4, File Nos. 033-65343/811-07465, filed April 4,
                      2007.)



3(c).                 Master Retail Sales Agreement (MLIDC)(9-2012).
                      (Incorporated herein by reference to Exhibit 3(d) to Post-Effective Amendment No. 23 and Amendment No. 152 to the Registration Statement on Form N-4, File No. 333-101778, filed April 3, 2013.)

EXHIBITNUMBER         DESCRIPTION
       ------         -----------


3(d). Services Agreement between MetLife Investors Distribution Company and MetLife Insurance Company of Connecticut and Amendment No. 1 to Services Agreement. (Incorporated herein by reference to Exhibit 3(e) to Post-Effective Amendment No. 15 to MetLife of CT Fund BD for Variable Annuities' Registration Statement on Form N-4, File Nos. 033-73466/811-08242, filed April 7, 2008.)


4(a). Example of Variable Annuity Contract. (Incorporated herein by reference to Exhibit 4(a) to the Registration Statement on Form N-4, File No. 002-79529, filed April 19, 1996.)


4(b).                 Form of Guaranteed Minimum Withdrawal Rider.
                      (Incorporated herein by reference to Exhibit 4 to Post-Effective Amendment No. 4 to the Registration Statement on Form N-4, file No. 333-101778, filed November 19, 2004.)


4(c). Company Name Change Endorsement. (Incorporated herein by reference to Exhibit 4(c) to Post-Effective Amendment No. 14 to The Travelers Fund ABD for Variable Annuities to the Registration Statement on Form N-4, File No. 033-65343 filed April 6, 2006.)


4(d). Roth 401 Endorsement. (Incorporated herein by reference to Exhibit 4(c) to Post-Effective Amendment No. 14 to The Travelers Fund ABD for Variable Annuities to the Registration Statement on Form N-4, File No. 033-65343 filed April 6, 2006.)


4(e). Roth 403(b) Endorsement. (Incorporated herein by reference to Exhibit 4 to Post-Effective Amendment No. 14 to The Travelers Fund ABD for Variable Annuities to the Registration Statement on Form N-4, File No. 033-65343 filed on April 6, 2006.)


4(e)(i).              403(b) Nationwide Tax Sheltered Annuity Endorsement.
                      (Filed with this Registration Statement on Form N-4 file number 333-152189 on April 6, 2010.)


4(f).                 Individual Retirement Annuity Qualification Rider.
                      L-22445 1-08. (Incorporated herein by reference to Exhibit 4(f) to Registration Statement on Form N-4, file number 002-79529 filed on April 7, 2008.)


4(g). Code Section 457(B) Rider For Eligible Plan of a Governmental or a Tax-Exempt Employer. L-22466 8-07. (Incorporated herein by reference to Exhibit 4(g) to Registration Statement on Form N-4, file number 002-79529 filed on April 7, 2008.)


4(h). Individual Non-Qualified Annuity Endorsement. L-22480 8-07. (Incorporated herein by reference to Exhibit 4(h) to Registration Statement on Form N-4, file number 002-79529 filed on April 7, 2008.)


4(i). Roth Individual Retirement Annuity ("Roth Ira") Endorsement. L-22481 1-08. (Incorporated herein by reference to Exhibit 4(i) to Registration Statement on Form N-4, file number 002-79529 filed on April 7, 2008.)


4(j). MetLife Insurance Company of Connecticut 401(a)/403(a) Plan Endorsement. L-22492 (5/11). (Filed with Post-Effective Amendment No. 4 to this Registration Statement on Form N-4, File No. 333-152189, on April 4, 2012.)



4(k). MetLife Insurance Company of Connecticut 457(b) Plan Endorsement (Governmental and Tax-Exempt). L-22493 (5/11). (Filed with Post-Effective Amendment No. 4 to this Registration Statement on Form N-4, File No. 333-152189, on April 4, 2012.)



5. Example of Application. (Incorporated herein by reference to Exhibit 5 to Registration Statement on Form N-4, file number 002-79529 filed on April 7, 2008.)


5(a). Universal Annuity/T-Flex Application for Individual Deferred Annuity L-13714 A Order #L-13714R 1 Rev. 5-15-06 (Incorporated herein by reference to Exhibit 5(a) to Registration Statement on Form N-4, file number 002-79529 filed on April 7, 2008.)


5(b). Variable and Fixed Annuity Application L-19060 TFUA (5/06) L-25493. (Incorporated herein by reference to Exhibit 5(b) to Registration Statement on Form N-4, file number 002-79529 filed on April 7, 2008.)


5(c). Universal Annuity/T-Flex Application for Individual Deferred Annuity L-13714 A Rev. 11-06. (Incorporated herein by reference to Exhibit 5(c) to Registration Statement on Form N-4, file number 002-79529 filed on April 7, 2008.)

EXHIBITNUMBER         DESCRIPTION
       ------         -----------


5(d). Variable and Fixed Annuity Application L-19060 TFUA (11/06) L-25493. (Incorporated herein by reference to Exhibit 5(d) to Registration Statement on Form N-4, file number 002-79529 filed on April 7, 2008.)


6(a). Certificate of Amendment of the Charter as Amended and Restated of The Travelers Insurance Company effective May 1, 2006. (Incorporated herein by reference to Exhibit 6(c) Post-Effective Amendment No. 14 to The Travelers Fund ABD for Variable Annuities Registration Statement on Form N-4, File No. 033-65342 filed April 6, 2006.)


6(a)(i). Certificate of Correction of MetLife Insurance Company of Connecticut dated the 4th day of April, 2007, to the Certificate of Amendment to the Charter as Amended and Restated of MetLife Insurance Company of Connecticut, dated February 10, 2006. (Incorporated herein by reference to Exhibit 6(a)(i) to Post-Effective Amendment No. 16 to the Registration Statement on Form N-4, File 333-00165 filed October 31, 2007.)



6(b). Amended and Restated By-Laws of MetLife Insurance Company of Connecticut (June 1, 2012). (Incorporated herein by reference to Exhibit 6(b) to Post-Effective Amendment No. 23 and Amendment No. 152 to the Registration Statement on Form N-4, File No. 333-101778, filed April 3, 2013.)



6(c). Charter of The Travelers Insurance Company, as amended on October 19, 1994. ((Incorporated herein by reference to Exhibit 6(a) to Registration Statement on Form N-4, File No. 333-40193, filed November 13, 1997.)


7(a). Specimen Reinsurance Agreement. (Incorporated herein by reference to Exhibit 7 to Post-Effective Amendment No. 2 to the Registration Statement on Form N-4, File No. 333-65942, filed April 15, 2003.)



7(b). Automatic Reinsurance Agreement between MetLife Insurance Company of Connecticut and Exeter Reassurance Company, Ltd. (effective April 1, 2006). (Filed with Post-Effective Amendment No. 4 to this Registration Statement on Form N-4, File No. 333-152189, on April 4, 2012.)


7(c). Automatic Reinsurance Agreement between MetLife Life and Annuity Company of Connecticut and Exeter Reassurance Company, Ltd. (effective April 1, 2006). (Filed with Post-Effective Amendment No. 4 to this Registration Statement on Form N-4, File No. 333-152189, on April 4, 2012.)


7(d). Automatic Annuity Reinsurance Agreement between The Travelers Insurance Company and Transamerica Occidental Life Insurance Company (effective October 1, 1994). (Filed with Post-Effective Amendment No. 4 to this Registration Statement on Form N-4, File No. 333-152189, on April 4, 2012.)


7(e). Automatic Annuity Reinsurance Agreement between The Travelers Insurance Company and Cologne Life Reinsurance Company (effective October 1, 1994). (Filed with Post-Effective Amendment No. 4 to this Registration Statement on Form N-4, File No. 333-152189, on April 4, 2012.)


7(f). Guaranteed Minimum Death Benefit Reinsurance Agreement between The Travelers Insurance Company and The Travelers Life and Annuity Company and Continental Assurance Company (now Munich American Reassurance Company, effective January 1, 2002) (effective January 1, 2000), Endorsement, Novation Agreement and Amendment No. 2. (Filed with Post-Effective Amendment No. 4 to this Registration Statement on Form N-4, File No. 333-152189, on April 4, 2012.)



8. Form of Participation Agreements. (Incorporated herein by reference to Exhibit 8 to Post-Effective Amendment No. 8 to the Registration Statement on Form N-4, File No. 333-101778, filed April 21, 2005).



8(a). Participation Agreement among Met Investors Series Trust, Met Investors Advisory, LLC, MetLife Investors Distribution Company, The Travelers Insurance Company and The Travelers Life and Annuity Company effective November 1, 2005. (Incorporated herein by reference to Exhibit 8(c) to Post-Effective Amendment No. 14 to The Travelers Fund ABD for Variable Annuities Registration Statement on Form N-4, File No. 033-65343, filed April 6, 2006.)

EXHIBITNUMBER         DESCRIPTION
       ------         -----------



8(a)(i). First Amendment to the Participation Agreement Among Met Investors Series Trust, MetLife Advisers, LLC, and MetLife Insurance Company of Connecticut as of May 1, 2009. (Filed with Post-Effective Amendment No. 4 to this Registration Statement on Form N-4, File No. 333-152189, on April 4, 2012.)


8(a)(ii).             Amendment to each of the Participation Agreements
                      currently in effect between Met Investors Series Trust, MetLife Advisers, LLC, MetLife Investors Distribution
                      Company and Metropolitan Life Insurance Company, MetLife
                      Insurance Company of Connecticut, MetLife Investors USA
                      Insurance Company, MetLife Investors Insurance Company,
                      First MetLife Investors Insurance Company, New England
                      Life Insurance Company and General American Life
                      Insurance Company effective April 30, 2010. (Filed with
                      Post-Effective Amendment No. 4 to this Registration
                      Statement on Form N-4, File No. 333-152189, on April 4,
                      2012.)



8(b)(i). Participation Agreement among Metropolitan Series Fund, Inc., MetLife Advisers, LLC, MetLife Securities, Inc. and MetLife Insurance Company of Connecticut entered as of April 30, 2007. (Incorporated herein by reference to Exhibit 8(c)(i) to Post-Effective Amendment No. 16 to the Registration Statement on Form N-4, File 333-00165 filed October 31, 2007.)


8(b)(ii).             Participation Agreement among Metropolitan Series Fund,
                      Inc., MetLife Advisers, LLC, MetLife Investors
                      Distribution Company and MetLife Insurance Company of
                      Connecticut entered as of August 31, 2007. (Incorporated herein by reference to Exhibit 8(c)(ii) to Post-Effective
                      Amendment No. 16 to the Registration Statement on Form
                      N-4, File 333-00165 filed October 31, 2007.)



8(b)(iii).            Amendment to each of the Participation Agreements
                      currently in effect between Metropolitan Series Fund, MetLife Advisers, LLC, MetLife Investors Distribution
                      Company and Metropolitan Life Insurance Company,
                      Metropolitan Tower Life Insurance Company, MetLife
                      Insurance Company of Connecticut, MetLife Investors USA
                      Insurance Company, MetLife Investors Insurance Company,
                      First MetLife Investors Insurance Company, New England
                      Life Insurance Company and General American Life
                      Insurance Company effective April 30, 2010. (Filed with
                      Post-Effective Amendment No. 4 to this Registration
                      Statement on Form N-4, File No. 333-152189, on April 4,
                      2012.)


8(c). Amended and Restated Participation Agreement Among The Travelers Insurance Company, Fidelity Distributors Corporation, VIP Fund, VIP Fund II and VIP Fund III effective May 1, 2001 and Amendments to the Amended and Restated Participation Agreement (respectively effective May 1, 2003, December 8, 2004, October 1, 2005, June 18,
                      2007 and April 28, 2008.) (Incorporated herein by reference to Exhibit 8(O) to Post-Effective Amendment No. 19 to the Registration Statement on Form N-4, File No. 333-101778, filed April 7, 2009.)




8(c)(i). Summary Participation Agreement Fidelity Distributors Corporation (4/30/10). (Filed with Post-Effective Amendment No. 3 to this Registration Statement on Form N-4, File No. 333-152189 filed on April 4, 2011.)



8(d). Amended and Restated Participation Agreement Among The Travelers Insurance Company, The Travelers Life and Annuity Company, Travelers Distribution LLC, Franklin Templeton Variable Insurance Products Trust and Franklin Templeton Distributors, Inc. effective May 1, 2004 and an Amendment to the Amended and Restated Participation Agreement (effective May 1, 2005.) (Incorporated herein by reference to Exhibit 8(i) to Post-Effective Amendment No. 19 to the Registration Statement on Form N-4, File No. 333-101778, filed April 7, 2009.)



8(d)(i). Amendment No. 5 to A&R Participation Agreement (update schedules) (10/5/10). (Filed with Post-Effective Amendment No. 3 to this Registration Statement on Form N-4, File No. 333-152189 filed on April 4, 2011.)


8(d)(ii).             Participation Agreement Addendum effective as of May 1,
                      2011, Franklin Templeton Variable Insurance Products
                      Trust, Franklin/Templeton Distributors, Inc., MetLife
                      Insurance Company of Connecticut and MetLife Investors
                      Distribution Company. (Filed with Post-Effective
                      Amendment No. 4 to this Registration Statement on Form
                      N-4, File No. 333-152189, filed April 4, 2012.)

EXHIBITNUMBER         DESCRIPTION
       ------         -----------



8(d)(iii)             Amendment dated January 15, 2013 to the Participation
                      Agreement Among Franklin Templeton Variable Insurance
                      Products Trust, Franklin/Templeton Distributors, Inc.,
                      MetLife Insurance Company of Connecticut and MetLife
                      Investors Distribution Company. (Incorporated herein by reference to Exhibit 8(i)(iii) to Post-Effective
                      Amendment No. 23 and Amendment No. 152 to the
                      Registration Statement on Form N-4, File No. 333-101778, filed April 3, 2013.)



8(e). Participation Agreement Among The Travelers Insurance Company, The Travelers Life and Annuity Company and Janus Aspen Series effective May 1, 2000 and Amendments to the Participation Agreement (respectively effective July 1, 2000, October 15, 2000, May 1, 2001, May 24, 2001,
                      January 31, 2002, May 1, 2003, August 1, 2004 and April 28, 2008.) (Incorporated herein by reference to Exhibit 8(j) to Post-Effective Amendment No. 19 to the Registration Statement on Form N-4, File No. 333-101778, filed April 7, 2009.)



8(e)(i). Amendment No. 8 to Participation Agreement between MetLife Insurance Company of Connecticut and Janus Aspen Series, effective as of May 1, 2011. (Filed with Post-Effective Amendment No. 4 to this Registration Statement on Form N-4, File No. 333-152189, filed April 4, 2012.)



8(f). Participation Agreement Among MetLife Insurance Company of Connecticut, Legg Mason Partners Variable Equity Trust, Legg Mason Partners Variable Income Trust, Legg Mason Investor Services, LLC and Legg Mason Partners Fund Advisor, LLC effective January 1, 2009. (Incorporated herein by reference to Exhibit 8(k) to Post-Effective Amendment No. 19 to the Registration Statement on Form N-4, File No. 333-101778, filed April 7, 2009.)


8(f)(i).              Amendment to Participation Agreement (4/30/10).
                      Incorporated herein by reference to Exhibit 8(f)(i) to Post-Effective Amendment No. 3 to this Registration Statement on Form N-4, File No. 333-152189 filed on April 4, 2011.



9. Opinion of Counsel as to the legality of securities being registered. (Filed with this Registration Statement on Form N-4, File No. 333-152189, on November 20, 2008.)




10. Consent of Deloitte & Touche LLP, Independent Registered Public Accounting Firm. Filed herewith.



11.                   Not applicable


12.                   Not applicable



13.                   Powers of Attorney authorizing Michele H. Abate, Paul G.
                      Cellupica, John E. Connolly, Jr., Myra L. Saul, and Marie
                      C. Swift as signatory for Eric T. Steigerwalt, Elizabeth
                      M. Forget, Gene L. Lunman, Stanley J. Talbi and Peter M. Carlson. Filed herewith.


ITEM 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR


Principal Business Address:
     MetLife Insurance Company of Connecticut
     1300 Hall Boulevard
     Bloomfield, Connecticut 06022-2910



NAME AND PRINCIPAL       POSITIONS AND OFFICES
BUSINESS ADDRESS         WITH DEPOSITOR
----------------------   ---------------------------------------------------------------
Eric T. Steigerwalt      Director, Chairman of the Board, President and Chief Executive
501 Route 22             Officer
Bridgewater, NJ 08807





Elizabeth M. Forget            Director and Senior Vice President
1095 Avenue of the Americas
New York, NY 10036

Gene L. Lunman          Director and Senior Vice President
1300 Hall Boulevard
Bloomfield, CT 06022





Peter M. Carlson               Executive Vice President and Chief Accounting Officer
1095 Avenue of the Americas
New York, NY 10036





Steven J. Goulart              Executive Vice President and Chief Investment Officer
1095 Avenue of the Americas
New York, NY 10036





Ricardo A. Anzaldua            Executive Vice President and General Counsel
1095 Avenue of the Americas
New York, NY 10036





Stanley J. Talbi               Executive Vice President and Chief Financial Officer
1095 Avenue of the Americas
New York, NY 10036





Robin Lenna           Executive Vice President
200 Park Avenue
12 Floor
New York, NY 10166





Marlene B. Debel               Senior Vice President and Treasurer
1095 Avenue of the Americas
New York, NY 10036







Roberto Baron                  Senior Vice President and Senior Actuary
1095 Avenue of the Americas
New York, NY 10036





Jonathan L. Rosenthal     Senior Vice President and Chief Hedging Officer
10 Park Avenue
Morristown, NJ 07962




Andrew Kaniuk             Vice President and Senior Actuary
501 Route 22
Bridgewater, NJ 08807

Steven G. Sorrentino     Vice President and Actuary, and Appointed Actuary
501 Route 22
Bridgewater, NJ 08807





Mark S. Reilly          Vice President and Illustration Actuary
1300 Hall Boulevard
Bloomfield, CT 06022





Christopher A. Kremer     Vice President and Actuary
501 Boylston Street
Boston, MA 02116





S. Peter Headley            Vice President and Assistant Secretary
8717 W. 110 Street
Overland Parks, KS 66210





Andrew T. Aoyama      Vice President
200 Park Avenue
New York, NY 10166





Steven J. Brash                Vice President
1095 Avenue of the Americas
New York, NY 10036





Mark J. Davis            Vice President
501 Route 22
Bridgewater, NJ 08807





Judith A. Gulotta       Vice President
10 Park Avenue
Morristown, NJ 07962





John J. Iwanicki          Vice President
18210 Crane Nest Drive
Tampa, FL 33647





Karen A. Johnson       Vice President
501 Boylston Street
Boston, MA 02116

James M. Koeger            Vice President
13045 Tesson Ferry Road
St. Louis, MO 63128





Daniel A. O'Neill           Vice President
8717 W. 110th Street
Overland Parks, KS 66210





Kathleen J. Schoos     Vice President
700 Quaker Lane
Warwick, RI 02886





Nan D. Tecotzky       Vice President
200 Park Avenue
12th Floor
New York, NY 10166





Mark. H. Wilsmann       Vice President
10 Park Avenue
Morristown, NJ 07962





Michael F. Tietz               Vice President
1095 Avenue of the Americas
New York, NY 10036





Adam M. Hodes                  Senior Vice President
1095 Avenue of the Americas
New York, NY 10036





Lynn A Dumais             Vice President
18210 Crane Nest Drive
Tampa, FL 33647





Derrick L. Kelson     Vice President
1200Abernathy Road
Suite 1400
Atlanta, GA 30328





Geoffrey A. Fradkin      Vice President
501 Route 22
Bridgewater, NJ 08807

Thomas J. Schuster     Vice President
200 Park Avenue
12 Floor
Boston, MA 02116





Robert L. Staffier     Vice President
501 Boylston Street
Boston, MA 02116


ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT


The Registrant is a separate account of MetLife Insurance Company of Connecticut under Connecticut insurance law. The Depositor is a wholly owned subsidiary of MetLife, Inc., a publicly traded company. No person is controlled by the Registrant. The following outline indicates those entities that are controlled by MetLife, Inc. or are under the common control of MetLife, Inc. No person is controlled by the Registrant.

           ORGANIZATIONAL STRUCTURE OF METLIFE, INC. AND SUBSIDIARIES
                              AS OF DECEMBER 31, 2012

The following is a list of subsidiaries of MetLife, Inc. updated as of December 31, 2012. Those entities which are listed at the left margin (labeled with capital letters) are direct subsidiaries of MetLife, Inc. Unless otherwise indicated, each entity which is indented under another entity is a subsidiary of that other entity and, therefore, an indirect subsidiary of MetLife, Inc. Certain inactive subsidiaries have been omitted from the MetLife, Inc. organizational listing. The voting securities (excluding directors' qualifying shares, if any) of the subsidiaries listed are 100% owned by their respective parent corporations, unless otherwise indicated. The jurisdiction of domicile of each subsidiary listed is set forth in the parenthetical following such subsidiary.


A.    MetLife Group, Inc. (NY)

B.    MetLife Bank, National Association (USA)

      1. MetLife Home Loans LLC (DE)

C.    Exeter Reassurance Company, Ltd. (Cayman Islands)

D.    Metropolitan Tower Life Insurance Company (DE)


      1.    EntreCap Real Estate II LLC (DE)

            a)    PREFCO Dix-Huit LLC (CT)

            b)    PREFCO X Holdings LLC (CT)

            c) PREFCO Ten Limited Partnership (CT) - a 99.9% limited partnership interest of PREFCO Ten Limited Partnership is held by EntreCap Real Estate II LLC and 0.1% general partnership is held by PREFCO X Holdings LLC.

            d)    PREFCO Vingt LLC (CT)

            e) PREFCO Twenty Limited Partnership (CT) - a 99% limited partnership interest of PREFCO Twenty Limited Partnership is held by EntreCap Real Estate II LLC and 1% general partnership is held by PREFCO Vingt LLC.

     2.     Plaza Drive Properties, LLC (DE)

     3.     MTL Leasing, LLC (DE)

            a)    PREFCO IX Realty LLC (CT)

            b)    PREFCO XIV Holdings LLC (CT)

            c) PREFCO Fourteen Limited Partnership (CT) - a 99.9% limited partnership interest of PREFCO Fourteen Limited Partnership is held by MTL Leasing, LLC and 0.1% general partnership is held by PREFCO XIV Holdings LLC.

            d)    1320 Venture LLC (DE)

            e)    1320 GP LLC (DE)

            f) 1320 Owner LP (DE) - a 99.9% limited partnership of 1320 Owner LP is held by 1320 Venture LLC and 0.1% general partnership is held by 1320 GP LLC.

     4.     MetLife Reinsurance Company of Delaware (DE)

E. MetLife Chile Inversiones SpA (Chile) - 70.4345328853% of MetLife Chile Inversiones SpA is owned by MetLife, Inc., 26.6071557459% by American Life Insurance Company ("ALICO"), 2.9583113284% is owned by Inversiones MetLife Holdco Dos Limitada and 0.0000000404% is owned by Natilportem Holdings, Inc.

      1. MetLife Chile Seguros de Vida S.A. (Chile) - 99.9969% of MetLife Chile Seguros de Vida S.A. is held by MetLife Chile Inversiones SpA and 0.0031% by International Technical and Advisory Services Limited.

            a) MetLife Chile Administradora de Mutuos Hipotecarios S.A. (Chile) - 99.99% of MetLife Chile Administradora de Mutuos Hipotecarios S.A. is owned by MetLife Chile Seguros de Vida S.A. and 0.01% is owned by MetLife Chile Inversiones SpA.

      2. Legal Chile S.A. (Chile) - 51% of Legal Chile S.A. is owned by MetLife Chile Inversiones SpA and the remaining interest is owned by a third party.

            a) Legalgroup S.A. (Chile) - 99% of Legalgroup S.A. is owned by Legal Chile S.A. and the remaining interest is owned by a third party.

F. Metropolitan Life Seguros de Vida S.A. (Uruguay) - 99.9994% of Metropolitan Life Seguros de Vida S.A. is owned by MetLife, Inc. and 0.0006% is owned by Oscar Schmidt.

G.    MetLife Securities, Inc. (DE)

H.    Enterprise General Insurance Agency, Inc. (DE)

I.    Metropolitan Property and Casualty Insurance Company (RI)

      1.    Metropolitan General Insurance Company (RI)

      2.    Metropolitan Casualty Insurance Company (RI)

      3.    Metropolitan Direct Property and Casualty Insurance Company (RI)

      4.    Met P&C Managing General Agency, Inc. (TX)

      5.    MetLife Auto & Home Insurance Agency, Inc. (RI)

      6.    Metropolitan Group Property and Casualty Insurance Company (RI)

            a)    Metropolitan Reinsurance Company (U.K.) Limited (United
                  Kingdom)

      7.    Metropolitan Lloyds, Inc. (TX)

            a) Metropolitan Lloyds Insurance Company of Texas (TX)- Metropolitan Lloyds Insurance Company of Texas, an affiliated association, provides automobile, homeowner and related insurance for the Texas market. It is an association of individuals designated as underwriters. Metropolitan Lloyds, Inc., a subsidiary of Metropolitan Property and Casualty Insurance Company, serves as the attorney-in-fact and manages the association.

      8.    Economy Fire & Casualty Company (IL)

            a)    Economy Preferred Insurance Company (IL)

            b)    Economy Premier Assurance Company (IL)

J.    MetLife Investors Insurance Company (MO)

K.    First MetLife Investors Insurance Company (NY)

L.    Walnut Street Securities, Inc. (MO)

M.    Newbury Insurance Company, Limited (Bermuda)

N.    MetLife Investors Group, Inc. (DE)

      1.    MetLife Investors Distribution Company (MO)

      2.    MetLife Advisers, LLC (MA)

O.    MetLife International Holdings, Inc. (DE)

      1.    MetLife Mexico Cares, S.A. de C.V. (Mexico)

            a)    Fundacion MetLife Mexico, A.C. (Mexico)

      2.    Natiloportem Holdings, Inc. (DE)

            a)    Servicios Administrativos Gen, S.A. de C.V. (Mexico)

                  i) MLA Comercial, S.A. de C.V. (Mexico) 99% is owned by Servicios Administrativos Gen, S.A. de C.V. and 1% is owned by MetLife Mexico Cares, S.A. de C.V.

                  ii) MLA Servicios, S.A. de C.V. (Mexico) 99% is owned by Servicios Administrativos Gen, S.A. de C.V. and 1% is owned by MetLife Mexico Cares, S.A. de C.V.

      3. MetLife India Insurance Company Limited (India)- 26% is owned by MetLife International Holdings, Inc. and 74% is owned by third parties.


      4.    Metropolitan Life Insurance Company of Hong Kong Limited (Hong
            Kong)- 99.99935% is owned by MetLife International Holdings, Inc. and 0.00065% is owned by Natiloporterm Holdings, Inc.


      5. MetLife Seguros de Vida S.A. (Argentina)- 96.7372% is owned by MetLife International Holdings, Inc. and 3.2628% is owned by Natiloportem Holdings, Inc.


      6. Metropolitan Life Seguros e Previdencia Privada S.A. (Brazil)- 66.6617540% is owned by MetLife International Holdings, Inc., 33.3382457% is owned by MetLife Worldwide Holdings, Inc. and 0.0000003% is owned by Natiloportem Holdings, Inc.


      7.    MetLife Global, Inc. (DE)

      8. MetLife Administradora de Fundos Multipatrocinados Ltda. (Brazil) - 99.999998% of MetLife Administradora de Fundos Multipatrocinados Ltda. is owned by MetLife International Holdings, Inc. and 0.000002% by Natiloportem Holdings, Inc.

      9.    MetLife Services Limited (United Kingdom)

      10. MetLife Seguros de Retiro S.A. (Argentina) - 96.8488% is owned by MetLife International Holdings, Inc. and 3.1512% is owned by Natiloportem Holdings, Inc.

      11. Best Market S.A. (Argentina) - 5% of the shares are held by Natiloportem Holdings, Inc. and 95% is owned by MetLife International Holdings Inc.

      12. Compania Previsional MetLife S.A. (Brazil) - 95.46% is owned by MetLife International Holdings, Inc. and 4.54% is owned by Natiloportem Holdings, Inc.

            a) MetLife Servicios S.A. (Argentina) - 18.87% of the shares of MetLife Servicios S.A. are held by Compania Previsional MetLife S.A., 79.88% is owned by MetLife Seguros de Vida S.A., 0.99% is held by Natiloportem Holdings, Inc. and 0.26% is held by MetLife Seguros de Retiro S.A.

      13.   MetLife Worldwide Holdings, Inc. (DE)

            a)    MetLife Direct Co., LTD. (Japan)

            b)    MetLife Limited (Hong Kong)

      14.   MetLife International Limited, LLC (DE)

      15. MetLife Planos Odontologicos Ltda. (Brazil) - 99.999% is owned by MetLife International Holdings, Inc. and 0.001% is owned by Natiloportem Holdings, Inc.

      16.   MetLife Ireland Holdings One Limited (Ireland)

            a) MetLife Global Holdings Corporation S.A. de C.V. (Mexico) - 98.9% is owned by MetLife Ireland Holdings One Limited and 1.1% is owned by MetLife International Limited, LLC.

                  i)    MetLife Ireland Treasury Limited (Ireland)

                        a)    MetLife General Insurance Limited (Australia)

                        b)    MetLife Insurance Limited (Australia)

                              1)    The Direct Call Centre PTY Limited
                                    (Australia)

                              2)    MetLife Investments PTY Limited (Australia)

                                    aa)   MetLife Insurance and Investment Trust
                                          (Australia) - MetLife Insurance and
                                          Investment Trust is a trust vehicle,
                                          the trustee of which is MetLife
                                          Investments PTY Limited ("MIPL"). MIPL
                                          is a wholly owned subsidiary of
                                          MetLife Insurance Limited.

                  ii) Metropolitan Global Management, LLC (DE) - 99.7% is owned by MetLife Global Holdings Corporation, S.A. de C.V. and 0.3% is owned by MetLife International Holdings, Inc.

                        a) MetLife Pensiones Mexico S.A. (Mexico)- 97.4738% is owned by Metropolitan Global Management, LLC and 2.5262% is owned by MetLife International Holdings, Inc.

                        b) MetLife Mexico Servicios, S.A. de C.V. (Mexico) - 98% is owned by Metropolitan Global Management, LLC and 2% is owned by MetLife International Holdings, Inc.

                        c) MetLife Mexico S.A. (Mexico)- 99.050271% is owned by Metropolitan Global Management, LLC and 0.949729% is owned by MetLife International Holdings, Inc.

                              1) MetLife Afore, S.A. de C.V. (Mexico)- 99.99% is owned by MetLife Mexico S.A. and 0.01% is owned by MetLife Pensiones Mexico S.A.

                                    aa)    Met1 SIEFORE, S.A. de C.V. (Mexico)-
                                           99.99% is owned by MetLife Afore,
                                           S.A. de C.V. and 0.01% is owned by
                                           MetLife Mexico S.A.

                                    bb)    Met2 SIEFORE, S.A. de C.V. (Mexico)-
                                           99.99% is owned by MetLife Afore,
                                           S.A. de C.V. and 0.01% is owned by
                                           MetLife Mexico S.A.

                                    cc)    MetA SIEFORE Adicional, S.A. de C.V.
                                           (Mexico)- 99.99% is owned by MetLife
                                           Afore, S.A. de C.V. and 0.01% is
                                           owned by MetLife Mexico S.A.

                                    dd)    Met3 SIEFORE Basica, S.A. de C.V.
                                           (Mexico) - 99.99% is owned by MetLife
                                           Afore, S.A. de C.V. and 0.01% is
                                           owned by MetLife Mexico S.A.

                                    ee)    Met4 SIEFORE, S.A. de C.V. (Mexico) -
                                           99.99% is owned by MetLife Afore,
                                           S.A. de C.V. and 0.01% is owned by
                                           MetLife Mexico S.A.

                                    ff)    Met5 SIEFORE, S.A. de C.V. (Mexico) -
                                           99.99% is owned by MetLife Afore,
                                           S.A. de C.V. and 0.01% is owned by
                                           MetLife Mexico S.A.

                              2)    ML Capacitacion Comercial S.A. de C.V.
                                    (Mexico) - 99% is owned by MetLife Mexico
                                    S.A. and 1% is owned by MetLife Mexico
                                    Cares, S.A. de C.V.

                        d) MetLife Saengmyoung Insurance Co. Ltd. (also known as MetLife Insurance Company of Korea Limited (South Korea)- 14.64% is owned by MetLife Mexico, S.A. and 85.36% is owned by Metropolitan Global Management, LLC.

      17. Inversiones Metlife Holdco Dos Limitada (Chile)- 99% is owned by Metlife International Holdings, Inc. and 1% is owned by Natiloportem Holdings, Inc.

      18.   MetLife Asia Pacific Limited (Hong Kong)

P.    Metropolitan Life Insurance Company (NY)

      1.    334 Madison Euro Investments, Inc. (DE)

      2.    St. James Fleet Investments Two Limited (Cayman Islands)

            a)    Park Twenty Three Investments Company (United Kingdom)

                  i) Convent Station Euro Investments Four Company (United Kingdom)

                        aa)    OMI MLIC Investments Limited (Cayman Islands)

      3.    CRB Co., Inc. (MA)

      4.    MLIC Asset Holdings II LLC (DE)

            a)    El Conquistador MAH II LLC (DE)

      5.    CC Holdco Manager (DE)

      6.    Alternative Fuel I, LLC (DE)

      7.    Transmountain Land & Livestock Company (MT)

      8.    MetPark Funding, Inc. (DE)

      9.    HPZ Assets LLC (DE)

      10.   Missouri Reinsurance, Inc. (Cayman Islands)

      11.   Metropolitan Tower Realty Company, Inc. (DE)

            a)    Midtown Heights, LLC (DE)

      12.   MetLife Real Estate Cayman Company (Cayman Islands)

      13.   MetCanada Investments Ltd. (Canada)

      14.   MetLife Private Equity Holdings, LLC (DE)

      15.   23rd Street Investments, Inc. (DE)

            a) MetLife Capital Credit L.P. (DE)- 1% General Partnership interest is held by 23rd Street Investments, Inc. and 99% Limited Partnership interest is held by Metropolitan Life Insurance Company.

            b) MetLife Capital, Limited Partnership (DE)- 1% General Partnership interest is held by 23rd Street Investments, Inc. and 99% Limited Partnership interest is held by Metropolitan Life Insurance Company.

      16.   Hyatt Legal Plans, Inc. (DE)

            a)    Hyatt Legal Plans of Florida, Inc. (FL)

      17.   MetLife Holdings, Inc. (DE)

            a)    MetLife Credit Corp. (DE)

            b)    MetLife Funding, Inc. (DE)

      18.   MetLife Investments Asia Limited (Hong Kong)

      19. MetLife Investments Limited (United Kingdom)- 23rd Street Investments, Inc. holds one share of MetLife Investments Limited.

      20. MetLife Latin America Asesorias e Inversiones Limitada (Chile)- 23rd Street Investments, Inc. holds 0.01% of MetLife Latin America Asesorias e Inversiones Limitada.

      21.   New England Life Insurance Company (MA)

            a)    New England Securities Corporation (MA)

      22.   General American Life Insurance Company (MO)

            a)    GALIC Holdings LLC (DE)

      23.   Corporate Real Estate Holdings, LLC (DE)

      24. Ten Park SPC (Cayman Islands) - 1% voting control of Ten Park SPC is held by 23rd Street Investments, Inc.

      25.   MetLife Tower Resources Group, Inc. (DE)

      26.   Headland-Pacific Palisades, LLC (CA)

      27.   Headland Properties Associates (CA) - 1% is owned by
            Headland-Pacific Palisades, LLC and 99% is owned by Metropolitan Life Insurance Company.

      28.   WFP 1000 Holding Company GP, LLC (DE)

      29.   White Oak Royalty Company (OK)

      30.   500 Grant Street GP LLC (DE)

      31. 500 Grant Street Associates Limited Partnership (CT) - 99% of 500 Grant Street Associates Limited Partnership is held by Metropolitan Life Insurance Company and 1% by 500 Grant Street GP LLC.

      32.   MetLife Canada/MetVie Canada (Canada)

      33.   MetLife Retirement Services LLC (NJ)

            a)   MetLife Investment Funds Services LLC (NJ)

                 i)   MetLife Associates LLC (DE)

      34.   Euro CL Investments LLC (DE)

      35.   MEX DF Properties, LLC (DE)

      36. MSV Irvine Property, LLC (DE) - 4% of MSV Irvine Property, LLC is owned by Metropolitan Tower Realty Company, Inc. and 96% is owned by Metropolitan Life Insurance Company

      37.   MetLife Properties Ventures, LLC (DE)

            a)   Citypoint Holdings II Limited (United Kingdom)

      38.   Housing Fund Manager, LLC (DE)

            a) MTC Fund I, LLC (DE) 0.01% of MTC Fund I, LLC is held by Housing Fund Manager, LLC. - Housing Fund Manager, LLC is the managing member LLC and the remaining interests are held by a third party member.

            b) MTC Fund II, LLC (DE) - 0.01% of MTC Fund II, LLC is held by Housing Fund Manager, LLC. - Housing Fund Manager, LLC is the managing member LLC and the remaining interests are held by a third party member.

            c) MTC Fund III, LLC (DE) - 0.01% of MTC Fund III, LLC is held by Housing Fund Manager, LLC. - Housing Fund Manager, LLC is the managing member LLC and the remaining interests are held by a third party member.

      39.   MLIC Asset Holdings LLC (DE)

      40.   85 Broad Street Mezzanine LLC (DE)

            a)   85 Broad Street LLC (DE)

      41.   The Building at 575 Fifth Avenue Mezzanine LLC (DE)

            a)   The Building at 575 Fifth LLC (DE)

      42. CML Columbia Park Fund I, LLC (DE)- 10% of membership interest is held by MetLife Insurance Company of Connecticut and 90% membership interest is held by Metropolitan Life Insurance Company.

      43. Para-Met Plaza Associates (FL)- 75% of the General Partnership is held by Metropolitan Life Insurance Company and 25% of the General Partnership is held by Metropolitan Tower Realty Company, Inc.

      44.   MLIC CB Holdings LLC (DE)

      45. Met II Office Mezzanine LLC (FL) - 10.4167% of the membership interest is owned by Metropolitan Tower Life Insurance Company and 89.5833% is owned by Metropolitan Life Insurance Company.

            a)   Met II Office, LLC (FL)

      46.   The Worthington Series Trust (DE)

      47. MetLife CC Member, LLC (DE) - 63.415% of MetLife CC Member, LLC is held by Metropolitan Life Insurance Company, 17.073% by MetLife Investors USA Insurance Company, 14.634% by MetLife Insurance Company of Connecticut and 4.878% by General American Life Insurance Company.

      48.   Oconee Hotel Company, LLC (DE)

      49.   Oconee Land Company, LLC (DE)

            a)  Oconee Land Development Company, LLC (DE)

            b)  Oconee Golf Company, LLC (DE)

            c)  Oconee Marina Company, LLC (DE)

      50.   1201 TAB Manager, LLC (DE)

      51. MetLife 1201 TAB Member, LLC (DE) - 66.67% of MetLife 1201 TAB Member, LLC is owned by Metropolitan Life Insurance Company, 18.18% is owned by MetLife Investors USA Insurance Company, 12.12% is owned by MetLife Insurance Company of Connecticut and 3.03% is owned by Metropolitan Property and Casualty Insurance Company.

      52. MetLife LHH Member, LLC (DE) - 69.23% of MetLife LHH Member, LLC is owned by Metropolitan Life Insurance Company, 19.78% is owned by MetLife Investors USA Insurance Company and 10.99% is owned by New England Life Insurance Company.

      53.   Ashton Southend GP, LLC (DE)

      54. Tremont Partners, LP (DE) - 99.9% LP interest of Tremont Partners, LP is owned by Metropolitan Life Insurance Company and 0.1% GP interest is owned by Ashton Southend GP, LLC.

      55. Riverway Residential, LP (DE) - 99.9% LP interest of Riverway Residential, LP is owned by Metropolitan Life Insurance Company and 0.1% GP interest is owned by Metropolitan Tower Realty Company, Inc.

      56. 10420 McKinley Partners, LP (DE) - 99.9% LP interest of 10420 McKinley Partners, LP is owned by Metropolitan Life Insurance Company and 0.1% GP interest is owned by Metropolitan Tower Realty Company, Inc.

      57.   Ardrey Kell Townhomes, LLC (DE)

      58.   Boulevard Residential, LLC (DE)

      59.   465 N. Park Drive, LLC (DE)

Q.    MetLife Capital Trust IV (DE)

R. MetLife Insurance Company of Connecticut (CT) - 86.72% is owned by MetLife, Inc. and 13.28% by MetLife Investors Group, Inc.

      1.    MetLife Property Ventures Canada ULC (Canada)

      2.    Pilgrim Alternative Investments Opportunity Fund III Associates, LLC
            (CT) - 67% is owned by MetLife Insurance Company of Connecticut and 33% is owned by third party.

      3.    Metropolitan Connecticut Properties Ventures, LLC (DE)

      4.    MetLife Canadian Property Ventures LLC (NY)

      5.    Euro TI Investments LLC (DE)

      6.    Greenwich Street Investments, L.L.C. (DE)

            a)    Greenwich Street Capital Offshore Fund, Ltd. (Virgin
                  Islands)

            b)    Greenwich Street Investments, L.P. (DE)

      7. One Financial Place Corporation (DE) - 100% is owned in the aggregate by MetLife Insurance Company of Connecticut.

      8.    Plaza LLC (CT)

            a)    Tower Square Securities, Inc. (CT)

      9.    TIC European Real Estate LP, LLC (DE)

      10.   MetLife European Holdings, LLC (DE)

            a)    MetLife Assurance Limited (United Kingdom)

      11.   Travelers International Investments Ltd. (Cayman Islands)

      12.   Euro TL Investments LLC (DE)

      13.   Corrigan TLP LLC (DE)

      14.   TLA Holdings LLC (DE)

            a)    The Prospect Company (DE)

      15. TRAL & Co. (CT) - TRAL & Co. is a general partnership. Its partners are MetLife Insurance Company of Connecticut and Metropolitan Life Insurance Company.

      16.   MetLife Investors USA Insurance Company (DE)

            a)    MetLife Renewables Holding, LLC (DE)

                  i)    Greater Sandhill I, LLC (DE)

      17.   TLA Holdings II LLC (DE)

      18.   TLA Holdings III LLC (DE)

      19. MetLife Greenstone Southeast Venture, LLC (DE) - 95% of MetLife Greenstone Southeast Venture, LLC is owned by MetLife Insurance Company of Connecticut and 5% is owned by Metropolitan Connecticut Properties Ventures, LLC.

            a)    MLGP Lakeside, LLC (DE)

S.    MetLife Reinsurance Company of South Carolina (SC)

T.    MetLife Investment Management, LLC (DE)

U.    MetLife Standby I, LLC (DE)

      1.   MetLife Exchange Trust I (DE)

V.    MetLife Services and Solutions, LLC (DE)

      1.   MetLife Solutions Pte. Ltd. (Singapore)

           a)    MetLife Services East Private Limited (India)

           b) MetLife Global Operations Support Center Private Limited (India) - 99.99999% is owned by MetLife Solutions Pte. Ltd. and 0.00001% is owned by Natiloportem Holdings, Inc.

W.    SafeGuard Health Enterprises, Inc. (DE)

      1.   MetLife Health Plans, Inc. (DE)

      2.   SafeGuard Health Plans, Inc. (CA)

      3.   SafeHealth Life Insurance Company (CA)

      4.   SafeGuard Health Plans, Inc. (FL)

      5.   SafeGuard Health Plans, Inc. (NV)

      6.   SafeGuard Health Plans, Inc. (TX)

X.    MetLife Capital Trust X (DE)

Y.    Cova Life Management Company (DE)

Z.    MetLife Reinsurance Company of Charleston (SC)

AA.   MetLife Reinsurance Company of Vermont (VT)

AB.   Delaware American Life Insurance Company (DE)

      1.    GBN, LLC (DE)

AC.   Federal Flood Certification LLC (TX)

AD.   American Life Insurance Company (ALICO) (DE)

      1.    MetLife ALICO Life Insurance K.K. (Japan)

               a)  Nagasaki Operation Yugen Kaisha (Japan)

               b)  Communication One Kabushiki Kaisha (Japan)

               c)  Financial Learning Kabushiki Kaisha (Japan)

      2.    MetLife Global Holding Company I GmbH (Swiss I) (Switzerland)

               a)  MetLife Global Holding Company II GmbH (Swiss II)
                   (Switzerland)

                   1) MetLife EU Holding Company Limited (Ireland) - 18.234% of MetLife EU Holding Company Limited is owned by ALICO and the remaining interest is owned by MetLife Global Holding Company II GmbH.

                       aa) MetLife Europe Limited (Ireland)

                           ii. MetLife Pension Trustees Limited (United Kingdom)

                       bb) Agenvita S.r.l. (Italy)

                       cc) MetLife Europe Insurance Limited (Ireland)

                       dd) MetLife Europe Services Limited (Ireland)

                       ee) MetLife Insurance Limited (United Kingdom)

                       ff) MetLife Limited (United Kingdom)

                       gg) MetLife Services, Sociedad Limitada (Spain)

                       hh) MetLife Insurance S.A./NV (Belgium) - 99.99999% of
                           MetLife Insurance S.A./NV is owned by MetLife EU Holding Company Limited and 0.00001% is owned by Natilportem Holdings, Inc.

                   2)  MetLife S.A. (France)

                       aa) Hestis S.A.(France) - 66.06% of Hestis S.A. is owned
                           by ALICO and the remaining interests are owned by third parties.

                       bb) MetLife Solutions S.A.S. (France)

      3. Pharaonic American Life Insurance Company (Egypt) - 84.125% of Pharaonic American Life Insurance Company is owned by ALICO and the remaining interests are owned by third parties.

      4.    MetLife Holdings (Cyprus) Limited (Cyprus)

      5.    ALICO Limited (Nigeria)

      6.    American Life Limited (Nigeria)

      7. American Life Insurance Company (Pakistan) Ltd. (Pakistan) - 81.96% of American Life Insurance Company (Pakistan) Ltd. is owned by ALICO and the remaining interests are owned by third parties.

      8. MetLife Emeklilik ve Hayat A.S. (Turkey) - 99.972% of MetLife Emeklilik ve Hayat A.S. is owned by ALICO and the remaining interests are owned by third parties.

      9.    ALICO Zhivotozastrahovat elno Druzestvo EAD (Bulgaria)

      10.   Amcico pojist'ovna a.s. (Czech Republic)

            (a)   Metlife pojist'ovna a.s. (Czech Republic)

      11.   American Life Insurance Company (Cyprus) Limited (Cyprus)

      12.   MetLife Alico Life Insurance Company S.A. (Greece)

            a) ALICO Mutual Fund Management Company (Greece) - 90% of ALICO Mutual Fund Management Company is owned by MetLife Alico Life Insurance Company S.A. (Greece) and the remaining interests are owned by third parties.

      13. AHICO First American Hungarian Insurance Company (Elso Amerikai-Magyar Biztosito) Zrt. (Hungary)

            a)    First Hungarian-American Insurance Agency Limited (Hungary)

            b)    Metlife Biztosito Zrt. (Hungary)

      14. AMPLICO Life-First American Polish Life Insurance & Reinsurance Company, S.A. (Poland)

            a)    Amplico Services Sp z.o.o. (Poland)

            b)    AMPLICO Towartzystwo Funduszky Inwestycyjnych, S.A. (Poland)

            c) AMPLICO Powszechne Towartzystwo Emerytalne S.A. (Poland) - 50% of AMPLICO Powszechne Towarzystwo Emerytalne S.A. is owned by AMPLICO Life-First American Polish Life Insurance & Reinsurance Company, S.A. and the remaining 50% is owned by ALICO.

      15. ALICO Asigurari Romania S.A. (Romania) - 99.99999726375% of ALICO Asigurari Romania S.A. is owned by American Life Insurance Company and the remaining 0.000001273625% is owned by International Technical and Advisory Services Limited.

            a) ALICO Societate de Administrare a unui Fond de Pensii Administrat Privat S.A. (Romania) - 99.9748% of ALICO Societate de Administrare a unui Fond de Pensii Administrat Privat S.A. is owned by ALICO Asigurari Romania S.A. and 0.0252% is owned by AMPLICO Services Sp z.o.o.

            b)    Metropolitan Training and Consulting S.R.L. (Romania)

            c) Metropolitan Life Asigurari S.A. (Romania) - 99.9999% of Metropolitan Life Asigurari S.A. is owned by ALICO Asigurari Romania S.A. and 0.0001% is owned by International Technical and Advisory Services Limited.

      16.   International Investment Holding Company Limited (Russia)

      17.   ALICO European Holdings Limited (Ireland)

            a)    ZAO Master D (Russia)

                  i) ZAO ALICO Insurance Company (Russia) - 51% of ZAO ALICO Insurance Company is owned by ZAO Master D and 49% is owned by ALICO.

      18.   MetLife Akcionarska Drustvoza za Zivotno Osiguranje (Serbia)
            - 99.96% of MetLife Akcionarska Drustvoza za Zivotno Osiguranje is owned by ALICO and the remaining 0.04% is owned by International Technical and Advisory Services Limited.

      19.   MetLife AMSLICO poist'ovna a.s. (Slovakia)

            a)    ALICO Services Central Europe s.r.o. (Slovakia)

            b)    ALICO Funds Central Europe sprav. spol., a.s. (Slovakia)

      20.   ALICO Gestora de Fondos y Planos de Pensiones S.A. (Spain)

      21.   ALICO Management Services Limited (United Kingdom)

      22.   ZEUS Administration Services Limited (United Kingdom)

      23. ALICO Trustees Ltd. (United Kingdom) - 50% of ALICO Trustees (UK) Ltd. is owned by ALICO and the remaining interest is owned by International Technical and Advisory Services Limited.

      24. PJSC ALICO Ukraine (Ukraine) - 99.9990% of PJSC ALICO Ukraine is owned by ALICO 0.0005% is owned by International Technical and Advisory Services Limited and the remaining 0.0005% is owned by Borderland Investment Limited.

      25.   Borderland Investment Limited (USA-Delaware)

            a)    ALICO Hellas Single Member Limited Liability Company (Greece)

      26.   International Technical and Advisory Services Limited (USA-Delaware)

      27.   ALICO Operations Inc. (USA-Delaware)

            a)    ALICO Asset Management Corp. (Japan)

      28. ALICO Compania de Seguros de Retiro, S.A. (Argentina) - 90% of ALICO Compania de Seguros de Retiro, S.A. is owned by ALICO and the remaining interest by International Technical & Advisory Services.

      29. ALICO Compania de Seguros, S.A. (Argentina) - 90% of ALICO Compania de Seguros, S.A. is owned by ALICO and the remaining interest by International Technical & Advisory Services.

      30. MetLife Colombia Seguros de Vida S.A. (Colombia) - 94.989997% of MetLife Colombia Seguros de Vida S.A. is owned by ALICO, 5.01% is owned by International Technical and Advisory Services Limited and the remaining interests are owned by third parties.

      31. ALICO Mexico Compania de Seguros de Vida, S.A. de C.V. (Mexico) - 99.999998% of ALICO Mexico Compania de Seguros de Vida, SA de CV is owned by ALICO and 0.000002% is owned by International Technical and Advisory Services Limited.

      32.   MetLife Seguros de Vida, S.A. (Uruguay)

      33. ALICO Properties, Inc. (USA-Delaware) - 51% of ALICO Properties, Inc. is owned by ALICO and the remaining interests are owned by third parties.

            a)    Global Properties, Inc. (USA-Delaware)

      34.   Alpha Properties, Inc. (USA-Delaware)

      35.   Beta Properties, Inc. (USA-Delaware)

      36.   Delta Properties Japan, Inc. (USA-Delaware)

      37.   Epsilon Properties Japan, Inc. (USA-Delaware)

      38.   Iris Properties, Inc. (USA-Delaware)

      39.   Kappa Properties Japan, Inc. (USA-Delaware)

1) The voting securities (excluding directors' qualifying shares, if any) of each subsidiary shown on the organizational chart are 100% owned by their respective parent corporation, unless otherwise indicated.

2) The Metropolitan Money Market Pool and MetLife Intermediate Income Pool are pass-through investment pools, of which Metropolitan Life Insurance Company and/or its subsidiaries and/or affiliates are general partners.

3) The MetLife, Inc. organizational chart does not include real estate joint ventures and partnerships of which MetLife, Inc. and/or its subsidiaries is an investment partner. In addition, certain inactive subsidiaries have also been omitted.

4) MetLife Services EEIG is a cost-sharing mechanism used in the EU for EU-affiliated members.

ITEM 27. NUMBER OF CONTRACT OWNERS


As of January 31, 2013, there were 262,183 owners of qualified contracts and 69,729 owners of non-qualified contracts offered by the Registrant (MetLife of CT Separate Account Eleven for Variable Annuities).



ITEM 28. INDEMNIFICATION

The Depositor's parent, MetLife, Inc. has secured a Financial Institutions Bond in the amount of $50,000,000, subject to a $5,000,000 deductible. MetLife, Inc. also maintains a Directors and Officers Liability and Corporate Reimbursement Insurance Policy with limits of $400 million under which the Depositor and MetLife Investors Distribution Company, the Registrant's underwriter (the "Underwriter"), as well as certain other subsidiaries of MetLife are covered. A provision in MetLife, Inc.'s by-laws provides for the indemnification (under certain circumstances) of individuals serving as directors or officers of certain organizations, including the Depositor and the Underwriter.

Sections 33-770 to 33-778, inclusive of the Connecticut General Statutes ("C.G.S.") regarding indemnification of directors and officers of Connecticut corporations provides in general that Connecticut corporations shall indemnify their officers, directors and certain other defined individuals against judgments, fines, penalties, amounts paid in settlement and reasonable expenses actually incurred in connection with proceedings against the corporation. The corporation's obligation to provide such indemnification generally does not apply unless (1) the individual is wholly successful on the merits in the defense of any such proceeding; or (2) a determination is made (by persons specified in the statute) that the individual acted in good faith and in the best interests of the corporation and in all other cases, his conduct was at least not opposed to the best interests of the corporation, and in a criminal case he had no reasonable cause to believe his conduct was unlawful; or (3) the court, upon application by the individual, determines in view of all of the circumstances that such person is fairly and reasonably entitled to be indemnified, and then for such amount as the court shall determine. With respect to proceedings brought by or in the right of the corporation, the statute provides that the corporation shall indemnify its officers, directors and certain other defined individuals, against reasonable expenses actually incurred by them in connection with such proceedings, subject to certain limitations.

C.G.S. Section 33-778 provides an exclusive remedy; a Connecticut corporation cannot indemnify a director or officer to an extent either greater or less than that authorized by the statute, e.g., pursuant to its certificate of incorporation, by-laws, or any separate contractual arrangement. However, the statute does specifically authorize a corporation to procure indemnification insurance to provide greater indemnification rights. The premiums for such insurance may be shared with the insured individuals on an agreed basis.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.


ITEM 29. PRINCIPAL UNDERWRITER


(a)        MetLife Investors Distribution Company
     5 Park Plaza, Suite 1900
     Irvine, CA 92614

MetLife Investors Distribution Company also serves as principal underwriter and distributor for the following investment companies (including the Registrant):
MetLife of CT Separate Account Eleven
MetLife of CT Separate Account QPN for Variable Annuities

MetLife of CT Fund UL for Variable Life Insurance

MetLife of CT Fund UL III for Variable Life Insurance
Metropolitan Life Variable Annuity Separate Account II
Met Investors Series Trust
MetLife Investors Variable Annuity Account One
MetLife Investors Variable Life Account One
MetLife Investors USA Separate Account A
MetLife Investors USA Variable Life Account A
First MetLife Investors Variable Annuity Account One
General American Separate Account Eleven
General American Separate Account Twenty-Eight
General American Separate Account Twenty-Nine
General American Separate Account Two
Security Equity Separate Account Twenty-Six
Security Equity Separate Account Twenty-Seven
Metropolitan Life Separate Account E
Metropolitan Life Separate Account UL
Metropolitan Tower Life Separate Account One
Metropolitan Tower Life Separate Account Two
Paragon Separate Account A
Paragon Separate Account B
Paragon Separate Account C
Paragon Separate Account D

Metropolitan Series Fund


(b) MetLife Investors Distribution Company is the principal underwriter for the Contracts. The following persons are officers and managers of MetLife Investors Distribution Company. The principal business address for MetLife Investors Distribution Company is 5 Park Plaza, Suite 1900, Irvine, CA 92614.




NAME AND PRINCIPAL              POSITIONS AND OFFICES
BUSINESS ADDRESS                WITH UNDERWRITER
-----------------------------   -----------------------------------
Elizabeth M. Forget             Director, Executive Vice President
1095 Avenues of the Americas
New York, NY 10036





Paul A. LaPiana      Director, Executive Vice President, National Sales Manager-Life
5 Park Plaza
Suite 1900
Irvine, CA 92614

Mark E. Rosenthal     President
5 Park Plaza
Suite 1900
Irvine, CA 92614





Andrew G. Aiello     Senior Vice President, Channel Head - National Accounts
5 Park Plaza
Suite 1900
Irvine, CA 92614





Jay S. Kaduson           Senior Vice President
10 Park Avenue
Morristown, NJ 07962





John G. Martinez        Vice President, Chief Financial Officer
18210 Crane Nest Dr.
Tampa, FL 33647





Debora L. Buffington     Vice President, Director of Compliance
5 Park Plaza
Suite 1900
Irvine, CA 92614





David DeCarlo        Vice President
5 Park Plaza
Suite 1900
Irvine, CA 92614





Paul M. Kos          Vice President
5 Park Plaza
Suite 1900
Irvine, CA 92614





Cathy A. Sturdivant     Vice President
5 Park Plaza
Suite 1900
Irvine, CA 92614





Paulina Vakouros           Vice President
200 Park Avenue
40th Floor
New York, NY 10166
Craig W. Markham           Vice President
13045 Tesson Ferry Road
St. Louis, MO 63128
Rashid Ismail              Vice President
5 Park Plaza
Suite 1900
Irvine, CA 92614





Isaac Torres                   Secretary
1095 Avenue of the Americas
New York, NY 10036

                               Treasurer
Marlene B. Debel
1095 Avenue of the Americas
New York, NY 10036



(c) Compensation from the Registrant. The following commissions and other compensation were received by the Distributor, directly or indirectly, from the Registrant during the Registrant's last fiscal year:




                                                      (2)
                     (1)                       NET UNDERWRITING         (3)             (4)
              NAME OF PRINCIPAL                  DISCOUNTS AND    COMPENSATION ON    BROKERAGE           (5)
                 UNDERWRITER                      COMMISSIONS        REDEMPTION     COMMISSIONS   OTHER COMPENSATION
--------------------------------------------- ------------------ ----------------- ------------- -------------------
MetLife Investors Distribution Company-...... $35,916,770        $0                $0            $0


ITEM 30. LOCATION OF ACCOUNTS AND RECORDS



(1)   MetLife Insurance Company of Connecticut
     1300 Hall Boulevard
     Bloomfield, CT 06002-2910


ITEM 31. MANAGEMENT SERVICES


Not Applicable.


ITEM 32. UNDERTAKINGS

The undersigned Registrant hereby undertakes:


(a) To file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen months old for so long as payments under the variable annuity contracts may be accepted;


(b) To include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and


(c) To deliver with any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.


(d) The undersigned registrant represents that it is relying on the exemptions from certain provisions of Sections 22(e) and 27 of the Investment Company Act of 1940 provided by Rule 6c-7 under the Act. The registrant further represents that the provisions of paragraph
           (a) - (d) of Rule 6c-7 have been complied with.



(e) The undersigned registrant represents that for its TSA variable annuities it is relying on the "no-action" position of the Commission staff as contained in its November 7, 1988 letter to the American Council of Life Insurance and has complied with the provisions of numbered paragraphs (1) - (4) of such letter.


(f) The undersigned registrant represents that with respect to its TSA ERISA variable annuities, it is relying on the "no-action" position of the Commission staff as contained in its August 20, 2012 letter to the ING Life Insurance and Annuity Company and has complied with the provisions of such letter.



MetLife Insurance Company of Connecticut hereby represents:


(a) That the aggregate charges under the Contracts of the Registrant described herein are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the MetLife Insurance Company of Connecticut.

                                   SIGNATURES


As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this registration statement and has caused this registration statement to be signed on its behalf, in the town of Bloomfield, and Sate of Connecticut on this 3rd Day of April 2013.


          MetLife of CT Separate Account Eleven for Variable Annuities
                                  (Registrant)


                    MetLife Insurance Company of Connecticut
                                  (Depositor)


                    By:            /s/ Elizabeth M. Forget
                                   ---------------------------------------
                                   Elizabeth M. Forget, Senior Vice President

As required by the Securities Act of 1933, this registration registration statement has been signed by the following persons in the capacities indicated on the 3rd Day of April 2013.

          /s/ *ERIC T. STEIGERWALT         Director, Chairman of the Board,
-------------------------------------      President and Chief Executive Officer
  (Eric T. Steigerwalt)

          /s/ *ELIZABETH M. FORGET         Director
-------------------------------------
  (Elizabeth M. Forget)

          /s/ *GENE L. LUNMAN              Director
-------------------------------------
  (Gene L. Lunman)

          /s/ *STANLEY J. TALBI            Executive Vice President and Chief
-------------------------------------      Financial Officer
  (Stanley J. Talbi)

          /s/ *PETER M. CARLSON            Executive Vice President and Chief
-------------------------------------      Accounting Officer
  (Peter M. Carlson)

                      *By:              /s/ MYRA L. SAUL
                                        ---------------------------------------
                                        Myra L. Saul, Attorney-in-fact




* MetLife Insurance Company of Connecticut. Executed by Myra L. Saul on behalf of those indicated pursuant to powers of attorney filed herein.

                                 EXHIBIT INDEX



10 Consent of Independent Registered Public Accounting Firm (Deloitte & Touche LLP)


13     Powers of Attorney